AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 240.3%
COMMON STOCKS - 171.5%
Australia - 5.1%
ANZ Group Holdings Ltd. (2)(a) 26,328 431,823
Aristocrat Leisure Ltd. (2)(a) 23,521 614,520
Atlas Arteria Ltd. (2)(a) 47,123 166,853
Aurizon Holdings Ltd. (2)(a) 118,773 265,567
BHP Group Ltd. (2)(a) 22,585 634,431
BlueScope Steel Ltd. (2)(a) 58,510 724,559
Brambles Ltd. (2)(a) 47,439 435,800
Coles Group Ltd. (2)(a) 14,457 144,293
Computershare Ltd. (2)(a) 4,566 76,090
Harvey Norman Holdings Ltd. (2)(a) 91,049 225,596
Incitec Pivot Ltd. (2)(a) 122,551 245,562
JB Hi-Fi Ltd. (2)(a) 27,530 799,624
Lendlease Corp. Ltd. (2)(a) 17,561 80,535
Medibank Pvt Ltd. (2)(a) 59,574 131,488
Northern Star Resources Ltd. (2)(a) 36,104 239,740
Orica Ltd. (2)(a) 4,319 43,064
Origin Energy Ltd. (2)(a) 39,369 221,684
Pilbara Minerals Ltd. (2)(a) 99,774 272,202
Pro Medicus Ltd. (2)(a) 4,168 222,405
Qantas Airways Ltd. (2)*(a) 141,166 467,328
QBE Insurance Group Ltd. (2)(a) 8,941 89,564
Qube Holdings Ltd. (2)(a) 146,403 268,909
Rio Tinto plc (2)(a) 2,284 143,418
Santos Ltd. (2)(a) 10,253 51,686
Sonic Healthcare Ltd. (2)(a) 3,652 69,735
South32 Ltd. (2)(a) 229,272 495,046
Suncorp Group Ltd. (2)(a) 15,918 141,824
Tabcorp Holdings Ltd. (2)(a) 29,182 17,584
Telstra Group Ltd. (2)(a) 138,564 342,342
Washington H Soul Pattinson & Co.
Ltd. (2)(a) 2,436 50,817
Wesfarmers Ltd. (2)(a) 3,384 114,528
Westpac Banking Corp. (2)(a) 28,821 389,590
Whitehaven Coal Ltd. (2)(a) 122,381 555,032
Worley Ltd. (2)(a) 23,285 258,531
9,431,770
—
Austria - 0.1%
ams-OSRAM AG (2)*(a) 10,119 47,345
Mondi plc (2)(a) 7,506 125,214
172,559
—
Belgium - 1.2%
Ageas SA/NV (2)(a) 18,868 777,106
Etablissements Franz Colruyt NV
(2)(a) 5,624 243,116
Proximus SADP (2)(a) 40,977 332,949
Solvay SA (2)(a) 8,093 894,352
2,247,523
—
Brazil - 0.5%
Yara International ASA (2) 26,554 1,002,670
Canada - 7.1%
Air Canada *(a) 6,692 95,484
Alimentation Couche-Tard, Inc. (a) 4,410 223,966
ARC Resources Ltd. (a) 29,146 465,220
Atco Ltd., Class I (a) 8,969 227,155
INVESTMENTS SHARES VALUE ($)
Canada - 7.1% (continued)
Bank of Nova Scotia (The) (a) 11,961 536,121
Boyd Group Services, Inc. (a) 515 91,580
Canadian Imperial Bank of
Commerce (a) 3,570 137,806
Canadian National Railway Co. (a) 1,276 138,183
Canadian Tire Corp. Ltd., Class A
(a) 3,116 335,057
Capital Power Corp. (a) 15,314 427,541
CGI, Inc. *(a) 3,017 297,380
Constellation Software, Inc. (a) 82 169,287
Descartes Systems Group, Inc.
(The) *(a) 779 57,175
Empire Co. Ltd., Class A (a) 19,793 538,451
Enerplus Corp. (a) 22,966 404,114
Fairfax Financial Holdings Ltd. (a) 885 722,445
Finning International, Inc. (a) 3,910 115,321
Fortis, Inc. (a) 5,537 210,310
George Weston Ltd. (a) 1,281 142,063
Hydro One Ltd. (a)(b) 9,503 241,939
iA Financial Corp., Inc. (a) 3,363 210,954
IGM Financial, Inc. (a) 3,230 81,924
Imperial Oil Ltd. (a) 9,281 571,654
Kinross Gold Corp. (a) 27,695 126,215
Loblaw Cos. Ltd. (a) 3,594 305,354
Magna International, Inc. (a) 5,176 277,387
Manulife Financial Corp. (a) 34,134 623,748
MEG Energy Corp. *(a) 13,367 260,107
National Bank of Canada (a) 2,094 139,107
Northland Power, Inc. (a) 18,909 307,946
Nutrien Ltd. (a) 8,170 504,546
Onex Corp. (a) 1,265 74,349
Open Text Corp. (a) 12,496 438,568
Quebecor, Inc., Class B (a) 11,042 236,652
Restaurant Brands International,
Inc. (a) 599 39,889
Saputo, Inc. (a) 20,162 421,572
Stantec, Inc. (a) 3,706 240,464
Sun Life Financial, Inc. (a) 7,406 361,344
Suncor Energy, Inc. (a) 8,125 279,417
TFI International, Inc. (a) 3,897 500,492
TMX Group Ltd. (a) 7,350 157,958
Toromont Industries Ltd. (a) 459 37,382
Tourmaline Oil Corp. (a) 14,446 726,953
West Fraser Timber Co. Ltd. (a) 3,298 239,437
Whitecap Resources, Inc. (a) 36,880 311,440
13,051,457
—
Chile - 0.1%
Lundin Mining Corp. 35,544 265,092
China - 0.9%
BOC Hong Kong Holdings Ltd. (2) 11,500 31,394
NXP Semiconductors NV 2,182 436,225
Wilmar International Ltd. (2) 127,000 345,604
Yangzijiang Shipbuilding Holdings
Ltd. (2) 691,300 837,988
1,651,211
—

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Denmark - 2.1%
AP Moller - Maersk A/S, Class B
(2)(a) 525 944,420
Carlsberg A/S, Class B (2)(a) 6,454 813,753
Danske Bank A/S (2)(a) 16,206 376,076
Genmab A/S (2)*(a) 639 226,238
ISS A/S (2)(a) 23,301 357,939
Jyske Bank A/S (Registered) (2)*(a) 2,804 204,535
Pandora A/S (2)(a) 6,088 628,229
ROCKWOOL A/S, Class B (2)(a) 1,003 242,411
Royal Unibrew A/S (2)(a) 926 71,515
3,865,116
—
Finland - 1.0%
Elisa OYJ (2)(a) 2,776 128,732
Fortum OYJ (2)(a) 42,276 490,277
Kesko OYJ, Class B (2)(a) 8,792 157,520
Kone OYJ, Class B (2)(a) 3,338 140,664
Metso OYJ (2)(a) 21,519 225,667
Nokia OYJ (2)(a) 59,751 224,668
Orion OYJ, Class B (2)(a) 1,044 41,014
Stora Enso OYJ, Class R (2)(a) 3,880 48,629
Valmet OYJ (2)(a) 6,911 157,782
Wartsila OYJ Abp (2)(a) 12,833 145,448
1,760,401
—
France - 4.7%
Air France-KLM (2)*(a) 2,398 30,012
Amundi SA (2)(a)(b) 2,333 131,037
Arkema SA (2)(a) 2,382 234,486
BNP Paribas SA (2)(a) 14,673 933,001
Bouygues SA (2)(a) 12,077 422,267
Carrefour SA (2)(a) 27,907 479,306
Cie de Saint-Gobain SA (2)(a) 12,639 756,449
Credit Agricole SA (2)(a) 78,410 964,036
Dassault Aviation SA (2)(a) 1,621 305,315
Eiffage SA (2)(a) 4,988 473,449
Engie SA (2)(a) 25,164 385,919
Ipsen SA (2)(a) 337 44,154
Orange SA (2)(a) 51,874 595,009
Publicis Groupe SA (2)(a) 658 49,806
Rexel SA (2)(a) 28,576 640,273
Rubis SCA (2)(a) 8,564 191,804
SCOR SE (2)(a) 1,146 35,580
Societe Generale SA (2)(a) 25,487 616,725
Sodexo SA (2)(a) 756 77,828
TotalEnergies SE (2)(a) 14,528 955,207
Ubisoft Entertainment SA (2)*(a) 8,988 291,273
Veolia Environnement SA (2)(a) 3,314 95,795
8,708,731
—
Germany - 7.5%
Allianz SE (Registered) (2)(a) 3,049 725,590
Aurubis AG (2)(a) 4,199 309,818
BASF SE (2)(a) 8,998 407,294
Bayerische Motoren Werke AG (2)
(a) 4,915 499,203
Bechtle AG (2)(a) 5,391 251,060
Brenntag SE (2)(a) 7,421 574,213
Commerzbank AG (2)(a) 64,111 727,618
Covestro AG (2)*(a)(b) 11,497 618,251
INVESTMENTS SHARES VALUE ($)
Germany - 7.5% (continued)
Daimler Truck Holding AG (2)(a) 4,877 168,862
Deutsche Bank AG (Registered)
(2)(a) 166,508 1,829,969
Deutsche Lufthansa AG
(Registered) (2)*(a) 42,643 337,451
Deutsche Post AG (2)(a) 9,521 386,320
E.ON SE (2)(a) 51,810 612,706
Evonik Industries AG (2)(a) 18,312 334,014
Freenet AG (2)(a) 8,107 189,772
GEA Group AG (2)(a) 793 29,226
Hannover Rueck SE (2)(a) 890 195,283
Heidelberg Materials AG (2)(a) 12,898 998,955
HOCHTIEF AG (2)(a) 2,948 297,258
HUGO BOSS AG (2)(a) 10,060 635,900
K+S AG (Registered) (2)(a) 31,149 563,309
KION Group AG (2)(a) 1,667 63,761
Knorr-Bremse AG (2)(a) 869 55,092
LANXESS AG (2)(a) 3,511 88,764
LEG Immobilien SE (2)*(a) 3,075 211,459
Mercedes-Benz Group AG (2)(a) 5,753 400,390
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,824 1,099,815
ProSiebenSat.1 Media SE (2)(a) 23,918 161,557
Talanx AG (2)(a) 1,767 111,833
Telefonica Deutschland Holding AG
(2)(a) 126,269 225,841
thyssenkrupp AG (2)(a) 68,073 517,513
TUI AG (2)* 53,118 291,157
Wacker Chemie AG (2)(a) 218 31,130
13,950,384
—
Guatemala - 0.1%
Millicom International Cellular SA,
SDR (2)* 15,048 233,271
Hong Kong - 0.3%
WH Group Ltd. (2)(b) 922,000 482,592
Italy - 3.5%
A2A SpA (2)(a) 268,148 476,579
Assicurazioni Generali SpA (2)(a) 42,929 876,284
Azimut Holding SpA (2)(a) 4,636 100,887
Banco BPM SpA (2)(a) 63,113 300,576
Buzzi SpA (2)(a) 12,187 333,037
Coca-Cola HBC AG (2)(a) 6,849 187,278
Hera SpA (2)(a) 57,728 157,637
Italgas SpA (2)(a) 9,242 47,284
Leonardo SpA (2)(a) 115,081 1,657,610
Pirelli & C SpA (2)(a)(b) 27,382 131,334
Poste Italiane SpA (2)(a)(b) 24,678 259,152
Prysmian SpA (2)(a) 14,125 566,953
UniCredit SpA (2)(a) 36,490 869,425
Unipol Gruppo SpA (2)(a) 82,916 447,525
6,411,561
—
Japan - 25.0%
AGC, Inc. (2)(a) 16,100 564,263
Air Water, Inc. (2)(a) 11,900 148,126
Aisin Corp. (2)(a) 8,100 306,059
Allegro MicroSystems, Inc. *(a) 2,201 70,300

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 25.0% (continued)
Amada Co. Ltd. (2)(a) 58,400 587,112
Asahi Group Holdings Ltd. (2)(a) 8,700 324,985
Bandai Namco Holdings, Inc. (2)(a) 7,100 144,417
Brother Industries Ltd. (2)(a) 5,400 86,983
Chiba Bank Ltd. (The) (2)(a) 8,400 61,027
Chubu Electric Power Co., Inc. (2)
(a) 52,000 661,954
Dai Nippon Printing Co. Ltd. (2)(a) 10,400 270,589
Dai-ichi Life Holdings, Inc. (2)(a) 15,200 313,794
Daito Trust Construction Co. Ltd.
(2)(a) 3,000 316,001
Daiwa House Industry Co. Ltd. (2)
(a) 11,200 300,601
Daiwa Securities Group, Inc. (2)(a) 19,700 113,601
Dentsu Group, Inc. (2)(a) 3,900 114,706
Ebara Corp. (2)(a) 7,000 327,509
Fuji Electric Co. Ltd. (2)(a) 13,100 589,967
Fujitsu Ltd. (2)(a) 3,300 388,117
Fukuoka Financial Group, Inc. (2)
(a) 3,600 86,136
Goldwin, Inc. (2)(a) 1,100 74,489
Hakuhodo DY Holdings, Inc. (2)(a) 45,700 375,382
Hamamatsu Photonics KK (2)(a) 1,600 67,286
Haseko Corp. (2)(a) 11,000 140,226
Hino Motors Ltd. (2)*(a) 29,900 114,055
Hirose Electric Co. Ltd. (2)(a) 600 69,404
Hitachi Construction Machinery Co.
Ltd. (2)(a) 12,500 379,323
Hitachi Ltd. (2)(a) 2,700 167,339
Honda Motor Co. Ltd. (2)(a) 26,700 300,367
Idemitsu Kosan Co. Ltd. (2)(a) 3,300 75,653
IHI Corp. (2)(a) 15,600 326,964
Iida Group Holdings Co. Ltd. (2)(a) 26,300 436,434
Inpex Corp. (2)(a) 30,900 463,448
Isuzu Motors Ltd. (2)(a) 8,200 103,087
Ito En Ltd. (2)(a) 8,100 260,156
ITOCHU Corp. (2)(a) 16,600 599,491
Japan Post Holdings Co. Ltd. (2)(a) 15,100 120,802
Japan Post Insurance Co. Ltd. (2)
(a) 27,300 459,141
JFE Holdings, Inc. (2)(a) 15,000 219,665
Kajima Corp. (2)(a) 19,200 312,538
Kao Corp. (2)(a) 7,800 289,107
Kawasaki Heavy Industries Ltd. (2)
(a) 16,600 401,635
Kawasaki Kisen Kaisha Ltd. (2)(a) 4,900 167,217
Kirin Holdings Co. Ltd. (2)(a) 11,100 155,405
Koito Manufacturing Co. Ltd. (2)(a) 4,000 60,319
Komatsu Ltd. (2)(a) 10,200 275,106
Konami Group Corp. (2)(a) 4,700 247,805
Kuraray Co. Ltd. (2)(a) 14,600 172,954
Kyocera Corp. (2)(a) 3,600 182,512
Lawson, Inc. (2)(a) 3,900 179,294
Lion Corp. (2)(a) 38,900 383,655
Marubeni Corp. (2)(a) 55,800 869,824
Mazda Motor Corp. (2)(a) 45,400 515,494
McDonald's Holdings Co. Japan
Ltd. (a) 6,500 248,361
Medipal Holdings Corp. (2)(a) 24,300 410,755
MEIJI Holdings Co. Ltd. (2)(a) 12,900 320,617
INVESTMENTS SHARES VALUE ($)
Japan - 25.0% (continued)
MINEBEA MITSUMI, Inc. (2)(a) 13,200 215,069
Mitsubishi Chemical Group Corp.
(2)(a) 33,700 212,312
Mitsubishi Corp. (2)(a) 17,700 843,411
Mitsubishi Electric Corp. (2)(a) 56,700 700,498
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 21,800 293,014
Mitsubishi HC Capital, Inc. (2)(a) 82,100 547,039
Mitsubishi Heavy Industries Ltd.
(2)(a) 6,800 379,283
Mitsubishi Motors Corp. (2)(a) 93,400 407,065
Mitsui & Co. Ltd. (2)(a) 18,700 678,248
Mitsui Chemicals, Inc. (2)(a) 15,000 388,621
Mizuho Financial Group, Inc. (2)(a) 21,780 369,780
MS&AD Insurance Group Holdings,
Inc. (2)(a) 15,000 548,915
Nabtesco Corp. (2)(a) 2,700 48,587
NGK Insulators Ltd. (2)(a) 38,300 507,612
NH Foods Ltd. (2)(a) 8,900 266,170
Nikon Corp. (2)(a) 12,200 128,489
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 5,800 302,643
Nippon Steel Corp. (2)(a) 23,500 550,561
Nippon Yusen KK (2)(a) 12,300 319,368
Niterra Co. Ltd. (2)(a) 7,300 165,224
Nitto Denko Corp. (2)(a) 5,100 334,435
NOF Corp. (2)(a) 1,100 43,914
Nomura Holdings, Inc. (2)(a) 75,600 302,735
Nomura Real Estate Holdings, Inc.
(2)(a) 6,600 165,697
NSK Ltd. (2)(a) 82,100 461,632
Obayashi Corp. (2)(a) 63,500 558,792
Oji Holdings Corp. (2)(a) 52,800 222,141
Olympus Corp. (2)(a) 13,200 171,382
Ono Pharmaceutical Co. Ltd. (2)(a) 16,100 308,772
ORIX Corp. (2)(a) 20,200 377,183
Osaka Gas Co. Ltd. (2)(a) 6,400 105,311
Otsuka Corp. (2)(a) 4,200 177,696
Otsuka Holdings Co. Ltd. (2)(a) 21,000 745,607
Panasonic Holdings Corp. (2)(a) 77,500 874,802
Persol Holdings Co. Ltd. (2)(a) 129,000 209,524
Pola Orbis Holdings, Inc. (2)(a) 19,700 236,423
Ricoh Co. Ltd. (2)(a) 19,400 167,383
Rohm Co. Ltd. (2)(a) 16,400 308,308
Rohto Pharmaceutical Co. Ltd. (2)
(a) 12,600 341,634
Ryohin Keikaku Co. Ltd. (2)(a) 36,400 470,826
Santen Pharmaceutical Co. Ltd.
(2)(a) 36,500 334,902
SCREEN Holdings Co. Ltd. (2)(a) 12,800 622,030
SCSK Corp. (2)(a) 9,700 169,118
Secom Co. Ltd. (2)(a) 1,400 94,977
Sega Sammy Holdings, Inc. (2)(a) 14,800 272,948
Seiko Epson Corp. (2)(a) 16,800 263,837
Sekisui Chemical Co. Ltd. (2)(a) 12,000 172,643
Shimamura Co. Ltd. (2)(a) 3,000 296,498
Shimizu Corp. (2)(a) 29,100 202,137
Shin-Etsu Chemical Co. Ltd. (2)(a) 19,000 551,867
Shinko Electric Industries Co. Ltd.
(2)(a) 8,200 318,159

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 25.0% (continued)
Shionogi & Co. Ltd. (2)(a) 9,700 432,663
Skylark Holdings Co. Ltd. (2)*(a) 18,200 248,961
Sohgo Security Services Co. Ltd.
(2)(a) 43,000 259,539
Sojitz Corp. (2)(a) 33,520 734,276
Sompo Holdings, Inc. (2)(a) 8,500 364,283
Square Enix Holdings Co. Ltd. (2)
(a) 7,400 253,564
Stanley Electric Co. Ltd. (2)(a) 8,500 134,224
Subaru Corp. (2)(a) 29,900 581,390
Sugi Holdings Co. Ltd. (2)(a) 5,300 210,525
SUMCO Corp. (2)(a) 68,100 886,184
Sumitomo Corp. (2)(a) 23,600 471,007
Sumitomo Electric Industries Ltd.
(2)(a) 7,900 95,171
Sumitomo Forestry Co. Ltd. (2)(a) 15,700 398,207
Sumitomo Heavy Industries Ltd.
(2)(a) 26,900 681,193
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 6,400 240,941
Suntory Beverage & Food Ltd. (2)
(a) 16,100 489,970
Taisei Corp. (2)(a) 4,600 161,902
Taisho Pharmaceutical Holdings
Co. Ltd. (2)(a) 7,500 308,726
TDK Corp. (2)(a) 10,500 388,188
Tokyo Gas Co. Ltd. (2)(a) 39,400 893,302
Tokyu Fudosan Holdings Corp. (2)
(a) 28,000 172,048
TOPPAN Holdings, Inc. (2)(a) 34,600 827,679
Tosoh Corp. (2)(a) 17,200 220,523
Toyo Suisan Kaisha Ltd. (2)(a) 9,000 352,952
Toyota Boshoku Corp. (2)(a) 14,800 269,797
Toyota Industries Corp. (2)(a) 7,000 551,008
Toyota Tsusho Corp. (2)(a) 17,700 1,041,044
Tsuruha Holdings, Inc. (2)(a) 3,400 228,379
Yamada Holdings Co. Ltd. (2)(a) 28,700 88,262
Yokogawa Electric Corp. (2)(a) 9,700 187,217
Zensho Holdings Co. Ltd. (2)(a) 11,500 499,383
46,149,287
—
Luxembourg - 0.7%
Aperam SA (2) 9,295 269,989
ArcelorMittal SA (2) 40,484 1,013,560
SES SA, Class A, ADR (2) 13,347 87,253
1,370,802
—
Netherlands - 2.7%
Aalberts NV (2)(a) 4,287 156,426
ABN AMRO Bank NV, CVA (2)(a)(b) 52,117 736,546
ASR Nederland NV (2)(a) 14,840 555,270
Heineken NV (2)(a) 2,543 224,195
Koninklijke Ahold Delhaize NV (2)
(a) 40,032 1,206,553
NN Group NV (2)(a) 10,501 336,643
Randstad NV (2)(a) 12,254 676,985
Shell plc (2)(a) 36,385 1,153,194
5,045,812
—
INVESTMENTS SHARES VALUE ($)
Nigeria - 0.1%
Airtel Africa plc (2)(b) 140,189 214,306
Norway - 0.9%
DNB Bank ASA (2)(a) 2,513 50,491
Equinor ASA (2)(a) 26,960 883,534
Norsk Hydro ASA (2)(a) 105,731 661,648
Orkla ASA (2)(a) 13,764 102,802
1,698,475
—
Panama - 0.1%
Copa Holdings SA, Class A 2,213 197,223
Portugal - 0.0% †
Galp Energia SGPS SA (2) 5,166 76,519
Singapore - 1.1%
Genting Singapore Ltd. (2) 601,200 371,144
Oversea-Chinese Banking Corp.
Ltd. (2) 41,700 389,981
Singapore Airlines Ltd. (2) 133,500 629,748
STMicroelectronics NV (2) 5,351 230,752
UOL Group Ltd. (2) 8,000 37,421
Venture Corp. Ltd. (2) 44,100 398,190
2,057,236
—
Spain - 2.6%
Acciona SA (2)(a) 777 98,955
Acerinox SA (2)(a) 40,912 395,341
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 101,181 818,851
Banco de Sabadell SA (2)(a) 571,124 660,717
Banco Santander SA (2)(a) 254,847 970,475
Mapfre SA (2)(a) 119,479 243,125
Redeia Corp. SA (2)(a) 13,319 209,526
Repsol SA (2)(a) 88,217 1,451,083
4,848,073
—
Sweden - 2.7%
AAK AB (2)(a) 4,478 80,574
Axfood AB (a) 2,623 60,116
Billerud Aktiebolag (2)(a) 33,438 309,517
Boliden AB (2)(a) 1,895 54,380
Elekta AB, Class B (2)(a) 21,101 143,304
Embracer Group AB, Class B
(2)*(a) 151,857 302,885
Essity AB, Class B (2)(a) 8,345 179,979
Evolution AB (2)(a)(b) 590 59,536
Getinge AB, Class B (2)(a) 12,912 226,895
H & M Hennes & Mauritz AB, Class
B (2)(a) 28,109 398,591
Hexpol AB (2)(a) 3,508 31,083
Saab AB, Class B (2)(a) 3,381 172,078
Sandvik AB (2)(a) 2,467 45,394
Securitas AB, Class B (2)(a) 50,244 397,286
Skanska AB, Class B (2)(a) 20,615 338,510
SKF AB, Class B (2)(a) 37,532 623,088
SSAB AB, Class B (2)(a) 107,249 588,365
Swedbank AB, Class A (2)(a) 11,402 209,585
Swedish Orphan Biovitrum AB
(2)*(a) 2,804 57,293
Trelleborg AB, Class B (2)(a) 8,127 201,922
Volvo AB, Class B (2)(a) 6,704 138,087

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Sweden - 2.7% (continued)
Volvo Car AB, Class B (2)*(a) 107,400 434,415
5,052,883
—
Switzerland - 3.7%
Adecco Group AG (Registered) (2)
(a) 13,213 542,699
Baloise Holding AG (Registered)
(2)(a) 1,635 236,709
Barry Callebaut AG (Registered)
(2)(a) 125 198,780
BKW AG (2)(a) 2,248 395,742
Cie Financiere Richemont SA
(Registered) (2)(a) 3,308 402,859
DKSH Holding AG (2)(a) 3,761 254,402
Dufry AG (Registered) (2)*(a) 2,802 106,381
Flughafen Zurich AG (Registered)
(2)(a) 1,399 266,364
Galenica AG (2)(a)(b) 435 32,136
Geberit AG (Registered) (2)(a) 489 243,853
Georg Fischer AG (Registered) (2)
(a) 3,207 180,100
Kuehne + Nagel International AG
(Registered) (2)(a) 768 218,212
Novartis AG (Registered) (2)(a) 10,074 1,028,845
SGS SA (Registered) (2)(a) 3,450 289,543
Swatch Group AG (The) (2)(a) 2,531 648,246
Swiss Life Holding AG (Registered)
(2)(a) 774 481,566
Swisscom AG (Registered) (2)(a) 967 574,195
Tecan Group AG (Registered) (2)(a) 744 250,074
UBS Group AG (Registered) (2)(a) 22,695 559,028
6,909,734
—
United Kingdom - 6.6%
abrdn plc (2) 26,714 50,473
Aviva plc (2)(a) 45,026 213,115
BAE Systems plc (2)(a) 30,986 376,537
Barclays plc (2) 829,018 1,597,874
Barratt Developments plc (2)(a) 88,669 475,411
BP plc (2)(a) 80,023 515,823
British American Tobacco plc (2)(a) 10,900 342,246
BT Group plc (2) 309,718 439,819
Burberry Group plc (2)(a) 10,403 241,089
Centrica plc (2) 674,662 1,268,980
CK Hutchison Holdings Ltd. (2)(a) 26,000 138,036
DCC plc (2)(a) 3,642 203,914
DS Smith plc (2)(a) 121,193 422,687
Howden Joinery Group plc (2)(a) 13,817 123,628
HSBC Holdings plc (2)(a) 6,668 52,180
Imperial Brands plc (2)(a) 22,146 449,263
Inchcape plc (2)(a) 15,781 145,350
InterContinental Hotels Group plc
(2)(a) 1,329 98,285
International Distributions Services
plc (2)*(a) 103,900 330,008
Investec plc (a) 17,872 105,038
JD Sports Fashion plc (2) 111,599 202,723
Johnson Matthey plc (2)(a) 1,823 36,090
Just Eat Takeaway.com NV (2)*(a)
(b) 53,256 658,432
INVESTMENTS SHARES VALUE ($)
United Kingdom - 6.6% (continued)
Kingfisher plc (2)(a) 94,285 255,947
Lloyds Banking Group plc (2) 452,050 242,929
Man Group plc (2)(a) 79,574 216,284
Marks & Spencer Group plc (2)*(a) 201,395 579,256
NatWest Group plc (2)(a) 181,761 519,938
Pearson plc (2)(a) 8,837 93,237
Rolls-Royce Holdings plc (2)*(a) 36,076 96,661
Standard Chartered plc (2)(a) 65,393 601,454
Subsea 7 SA (2)(a) 23,547 323,527
Taylor Wimpey plc (2) 24,371 34,757
Tesco plc (2)(a) 48,581 156,260
Travis Perkins plc (2)(a) 8,380 85,678
Unilever plc (2)(a) 1,777 87,903
Vodafone Group plc (2) 545,892 511,720
12,292,552
—
United States - 91.1%
3M Co. (a) 4,557 426,626
A O Smith Corp. (a) 3,097 204,805
Abbott Laboratories (a) 5,106 494,516
AbbVie, Inc. (a) 3,818 569,111
ACI Worldwide, Inc. *(a)(c) 8,931 201,483
Acuity Brands, Inc. (a)(c) 5,329 907,582
Adient plc *(a) 5,392 197,886
Adobe, Inc. *(a) 1,834 935,157
AGCO Corp. (a) 6,494 768,110
Agilent Technologies, Inc. (a) 3,666 409,932
Airbnb, Inc., Class A *(a) 2,178 298,843
Akamai Technologies, Inc. *(a)(c) 4,047 431,167
ALLETE, Inc. (a) 1,212 63,994
Allison Transmission Holdings, Inc.
(a) 13,025 769,257
Ally Financial, Inc. (a)(c) 10,150 270,802
Alphabet, Inc., Class A *(a) 5,182 678,117
Altice USA, Inc., Class A *(a)(c) 165,929 542,588
Altria Group, Inc. (a) 14,581 613,131
Amdocs Ltd. (a) 3,800 321,062
American International Group, Inc.
(a) 19,689 1,193,152
Ameriprise Financial, Inc. (a)(c) 729 240,337
Amgen, Inc. (a)(c) 1,980 532,145
Amkor Technology, Inc. (a)(c) 28,531 644,801
Analog Devices, Inc. (a)(c) 2,275 398,330
ANSYS, Inc. *(a)(c) 759 225,840
Apple, Inc. (a) 2,047 350,467
Applied Materials, Inc. (a)(c) 4,481 620,394
AppLovin Corp., Class A *(a)(c) 9,749 389,570
Aramark (a)(c) 3,802 131,929
Arch Capital Group Ltd. *(a) 2,000 159,420
Archer-Daniels-Midland Co. (a) 12,516 943,957
Arrow Electronics, Inc. *(a)(c) 7,772 973,365
ASGN, Inc. *(a) 1,592 130,035
Associated Banc-Corp. (a)(c) 16,396 280,536
Assurant, Inc. (a) 989 142,001
Assured Guaranty Ltd. (a) 722 43,695
AT&T, Inc. (a) 13,819 207,561
Autodesk, Inc. *(a) 2,417 500,101
AutoNation, Inc. *(a)(c) 3,623 548,522
Avangrid, Inc. (a) 4,319 130,304
Avantor, Inc. *(a)(c) 9,508 200,429

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 91.1% (continued)
Avient Corp. (a)(c) 5,165 182,428
Avnet, Inc. (a)(c) 11,564 557,269
Axis Capital Holdings Ltd. (a) 1,634 92,109
Bank of New York Mellon Corp.
(The) (a) 13,533 577,182
Bank OZK (a)(c) 3,238 120,033
Belden, Inc. (a)(c) 2,338 225,734
Berry Global Group, Inc. (a) 7,012 434,113
Best Buy Co., Inc. (a)(c) 10,481 728,115
Biogen, Inc. *(a)(c) 1,765 453,623
Black Hills Corp. (a) 1,444 73,052
Blackbaud, Inc. *(a) 991 69,687
Booking Holdings, Inc. *(a) 243 749,400
Booz Allen Hamilton Holding Corp.,
Class A (a)(c) 2,497 272,847
BorgWarner, Inc. (a)(c) 7,720 311,656
Boston Beer Co., Inc. (The), Class
A *(a)(c) 897 349,408
Brighthouse Financial, Inc. *(a) 4,693 229,675
Bristol-Myers Squibb Co. (a)(c) 6,899 400,418
Broadcom, Inc. (a) 361 299,839
BRP, Inc. (a) 5,045 381,871
Bruker Corp. (a)(c) 2,680 166,964
Brunswick Corp. (a)(c) 4,907 387,653
Builders FirstSource, Inc. *(a) 10,065 1,252,991
Bunge Ltd. (a)(c) 3,491 377,901
BWX Technologies, Inc. (a)(c) 2,121 159,033
Cabot Corp. (a)(c) 1,238 85,756
CACI International, Inc., Class A
*(a)(c) 1,159 363,845
Cadence Design Systems, Inc. *(a) 1,531 358,713
Capital One Financial Corp. (a)(c) 4,809 466,713
Cardinal Health, Inc. (a) 9,562 830,173
Carlisle Cos., Inc. (a)(c) 758 196,519
Carter's, Inc. (a)(c) 7,319 506,109
Casey's General Stores, Inc. (a)(c) 995 270,162
Caterpillar, Inc. (a)(c) 957 261,261
Cathay General Bancorp (a)(c) 2,105 73,170
CBRE Group, Inc., Class A *(a)(c) 2,244 165,742
Cencora, Inc. (a) 456 82,066
Centene Corp. *(a)(c) 6,958 479,267
CF Industries Holdings, Inc. (a)(c) 5,317 455,880
CH Robinson Worldwide, Inc. (a)(c) 3,280 282,506
ChampionX Corp. (a)(c) 14,107 502,491
Charles River Laboratories
International, Inc. *(a)(c) 1,995 390,980
Chemours Co. (The) (a)(c) 7,569 212,310
Chesapeake Energy Corp. (a)(c) 2,011 173,409
Chevron Corp. (a) 1,344 226,625
Chord Energy Corp. (a)(c) 2,081 337,268
Cigna Group (The) (a) 2,635 753,794
Cintas Corp. (a)(c) 909 437,238
Cirrus Logic, Inc. *(a) 4,744 350,866
Cisco Systems, Inc. (a)(c) 20,611 1,108,047
Citigroup, Inc. (a) 15,037 618,472
Citizens Financial Group, Inc. (a)(c) 18,890 506,252
Clean Harbors, Inc. *(a)(c) 2,261 378,401
CNO Financial Group, Inc. (a) 8,445 200,400
Coca-Cola Consolidated, Inc. (a) 723 460,059
INVESTMENTS SHARES VALUE ($)
United States - 91.1% (continued)
Cognizant Technology Solutions
Corp., Class A (a) 9,011 610,405
Colgate-Palmolive Co. (a) 3,282 233,383
Columbia Sportswear Co. (a)(c) 3,012 223,189
Comcast Corp., Class A (a) 11,455 507,915
Comerica, Inc. (a) 3,922 162,959
Commercial Metals Co. (a) 9,745 481,500
CommVault Systems, Inc. *(a) 4,407 297,957
Concentrix Corp. (a)(c) 5,136 411,445
Consolidated Edison, Inc. (a)(c) 4,569 390,787
Cooper Cos., Inc. (The) (a) 355 112,894
Copart, Inc. *(a) 10,600 456,754
Coterra Energy, Inc. (a)(c) 8,301 224,542
Crane NXT Co. (a)(c) 8,107 450,506
Cummins, Inc. (a) 1,947 444,812
Curtiss-Wright Corp. (a)(c) 1,632 319,268
CVS Health Corp. (a) 13,433 937,892
Dana, Inc. (a) 25,807 378,589
Danaher Corp. (a)(c) 1,163 288,540
Darden Restaurants, Inc. (a)(c) 1,828 261,806
Deckers Outdoor Corp. *(a) 551 283,264
Dell Technologies, Inc., Class C (a) 11,404 785,736
DENTSPLY SIRONA, Inc. (a)(c) 7,278 248,616
Dick's Sporting Goods, Inc. (a)(c) 3,176 344,850
Discover Financial Services (a) 4,501 389,922
DISH Network Corp., Class A *(a)
(c) 8,941 52,394
DocuSign, Inc., Class A *(a) 3,409 143,178
Dolby Laboratories, Inc., Class A (a) 4,989 395,428
Domino's Pizza, Inc. (a) 744 281,820
Donaldson Co., Inc. (a)(c) 6,036 359,987
Dover Corp. (a)(c) 1,807 252,095
Dow, Inc. (a) 7,414 382,266
Doximity, Inc., Class A *(a) 1,471 31,215
Dropbox, Inc., Class A *(a) 26,846 731,017
DXC Technology Co. *(a) 18,800 391,604
Eagle Materials, Inc. (a)(c) 2,840 472,917
Eastman Chemical Co. (a) 3,336 255,938
eBay, Inc. (a)(c) 8,853 390,329
Electronic Arts, Inc. (a)(c) 2,762 332,545
Elevance Health, Inc. (a) 623 271,267
EMCOR Group, Inc. (a)(c) 2,956 621,913
Encompass Health Corp. (a) 1,103 74,077
EnerSys (a)(c) 4,509 426,867
Enovis Corp. *(a)(c) 8,463 446,254
Entergy Corp. (a) 1,809 167,333
Envista Holdings Corp. *(a)(c) 4,124 114,977
EOG Resources, Inc. (a)(c) 2,829 358,604
EQT Corp. (a)(c) 1,487 60,342
Equitable Holdings, Inc. (a)(c) 17,280 490,579
Euronet Worldwide, Inc. *(a)(c) 2,502 198,609
Evercore, Inc., Class A (a) 4,013 553,312
Everest Group Ltd. (a) 1,110 412,554
Evergy, Inc. (a) 1,965 99,626
Exelixis, Inc. *(a) 23,403 511,356
Expedia Group, Inc. *(a) 8,828 909,902
Expeditors International of
Washington, Inc. (a)(c) 2,981 341,712
Exxon Mobil Corp. (a)(c) 4,442 522,290
F5, Inc. *(a) 3,082 496,633

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 91.1% (continued)
Fair Isaac Corp. *(a)(c) 541 469,875
Federated Hermes, Inc., Class B
(a) 7,915 268,081
Ferguson plc (a) 1,110 182,562
Fidelity National Financial, Inc. (a) 6,235 257,506
Fidelity National Information
Services, Inc. (a) 13,012 719,173
First American Financial Corp. (a)
(c) 5,459 308,379
FirstCash Holdings, Inc. (a)(c) 963 96,666
Fiserv, Inc. *(a)(c) 2,817 318,208
FleetCor Technologies, Inc. *(a)(c) 914 233,381
Flowers Foods, Inc. (a)(c) 4,028 89,341
Fluor Corp. *(a) 5,615 206,071
FNB Corp. (a)(c) 10,949 118,140
Foot Locker, Inc. (a)(c) 7,462 129,466
Fortinet, Inc. *(a) 7,548 442,917
Fortive Corp. (a)(c) 3,949 292,858
Fortune Brands Innovations, Inc. (a) 1,106 68,749
Fox Corp., Class A (a)(c) 7,020 219,024
Franklin Resources, Inc. (a)(c) 11,348 278,934
Fulton Financial Corp. (a) 3,129 37,892
Gap, Inc. (The) (a) 35,848 381,064
Gartner, Inc. *(a) 1,011 347,390
Gates Industrial Corp. plc *(a) 28,293 328,482
GE HealthCare Technologies, Inc.
(a)(c) 6,850 466,074
General Dynamics Corp. (a) 3,031 669,760
General Electric Co. (a) 2,995 331,097
General Motors Co. (a) 18,645 614,726
Genuine Parts Co. (a)(c) 4,230 610,727
Gilead Sciences, Inc. (a)(c) 14,427 1,081,159
Global Payments, Inc. (a) 4,377 505,062
GLOBALFOUNDRIES, Inc. *(a) 665 38,696
Globus Medical, Inc., Class A *(a)
(c) 6,360 315,774
Goodyear Tire & Rubber Co. (The)
*(a) 18,954 235,598
Graco, Inc. (a)(c) 3,814 277,964
Graham Holdings Co., Class B (a)
(c) 619 360,877
Grand Canyon Education, Inc. *(a) 3,070 358,822
Graphic Packaging Holding Co. (a)
(c) 5,271 117,438
Greif, Inc., Class A (a) 4,656 311,067
GSK plc (2)(a) 11,904 215,389
H&R Block, Inc. (a)(c) 13,555 583,678
Haemonetics Corp. *(a)(c) 3,939 352,856
Halliburton Co. (a)(c) 9,719 393,620
Hartford Financial Services Group,
Inc. (The) (a)(c) 7,482 530,549
Hawaiian Electric Industries, Inc. (a) 84,932 1,045,513
HCA Healthcare, Inc. (a) 1,076 264,674
Henry Schein, Inc. *(a)(c) 2,247 166,840
Hewlett Packard Enterprise Co. (a)
(c) 55,512 964,243
Hexcel Corp. (a)(c) 3,341 217,633
HF Sinclair Corp. (a)(c) 8,478 482,653
Hilton Grand Vacations, Inc. *(a)(c) 7,070 287,749
Holcim AG (2)(a) 19,920 1,275,056
INVESTMENTS SHARES VALUE ($)
United States - 91.1% (continued)
Hologic, Inc. *(a)(c) 7,858 545,345
Howmet Aerospace, Inc. (a)(c) 8,256 381,840
HP, Inc. (a) 17,180 441,526
Hubbell, Inc., Class B (a) 1,373 430,312
Humana, Inc. (a) 2,148 1,045,045
Huntington Bancshares, Inc. (a) 5,337 55,505
Huntington Ingalls Industries, Inc.
(a)(c) 3,398 695,163
Huntsman Corp. (a) 14,800 361,120
IAC, Inc. *(a)(c) 1,029 51,851
Incyte Corp. *(a) 6,504 375,736
Informatica, Inc., Class A *(a) 2,943 62,009
Ingredion, Inc. (a)(c) 1,912 188,141
Insperity, Inc. (a) 3,455 337,208
Integra LifeSciences Holdings
Corp. *(a)(c) 7,054 269,392
Intel Corp. (a) 1,986 70,602
International Business Machines
Corp. (a)(c) 2,359 330,968
International Paper Co. (a)(c) 8,176 290,003
Intuit, Inc. (a)(c) 490 250,361
Invesco Ltd. (a)(c) 17,349 251,907
IPG Photonics Corp. *(a)(c) 846 85,903
IQVIA Holdings, Inc. *(a)(c) 1,111 218,589
ITT, Inc. (a) 2,867 280,708
Jabil, Inc. (a)(c) 8,426 1,069,175
Janus Henderson Group plc (a) 6,831 176,376
Jazz Pharmaceuticals plc *(a)(c) 2,349 304,055
JB Hunt Transport Services, Inc.
(a)(c) 1,364 257,141
Jefferies Financial Group, Inc. (a)(c) 8,509 311,685
Johnson & Johnson (a) 2,665 415,074
Jones Lang LaSalle, Inc. *(a)(c) 3,169 447,399
KB Home (a) 17,194 795,738
Keysight Technologies, Inc. *(a) 1,018 134,692
Kimberly-Clark Corp. (a) 3,993 482,554
KLA Corp. (a)(c) 437 200,434
Knight-Swift Transportation
Holdings, Inc., Class A (a) 8,967 449,695
Kroger Co. (The) (a)(c) 20,676 925,251
Kyndryl Holdings, Inc. *(a) 41,972 633,777
L3Harris Technologies, Inc. (a) 1,055 183,697
Laboratory Corp. of America
Holdings (a)(c) 676 135,910
Lam Research Corp. (a) 577 361,646
Landstar System, Inc. (a) 4,269 755,357
Lantheus Holdings, Inc. *(a)(c) 3,336 231,785
Lattice Semiconductor Corp. *(a)(c) 502 43,137
Lear Corp. (a) 1,179 158,222
Leidos Holdings, Inc. (a) 946 87,183
Lennar Corp., Class A (a) 5,366 602,226
Liberty Media Corp-Liberty
SiriusXM *(a) 2,800 71,288
Lincoln Electric Holdings, Inc. (a)(c) 1,054 191,607
Live Nation Entertainment, Inc. *(a)
(c) 895 74,321
LKQ Corp. (a) 15,247 754,879
Lockheed Martin Corp. (a) 1,494 610,986
Loews Corp. (a) 3,953 250,264

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 91.1% (continued)
LyondellBasell Industries NV, Class
A (a) 4,801 454,655
M&T Bank Corp. (a)(c) 1,185 149,843
Macy's, Inc. (a) 54,213 629,413
Manhattan Associates, Inc. *(a) 1,569 310,129
ManpowerGroup, Inc. (a) 8,939 655,407
Marathon Oil Corp. (a) 12,847 343,657
Marathon Petroleum Corp. (a) 3,694 559,050
Marriott Vacations Worldwide Corp.
(a)(c) 1,952 196,430
Masco Corp. (a)(c) 2,117 113,154
Masterbrand, Inc. *(a)(c) 28,189 342,496
Matador Resources Co. (a)(c) 1,581 94,038
Maximus, Inc. (a)(c) 5,485 409,620
McKesson Corp. (a) 502 218,295
Medpace Holdings, Inc. *(a)(c) 1,068 258,595
Medtronic plc (a) 6,986 547,423
Merck & Co., Inc. (a) 6,356 654,350
Meta Platforms, Inc., Class A *(a) 2,733 820,474
MetLife, Inc. (a) 3,561 224,023
Mettler-Toledo International, Inc.
*(a)(c) 227 251,532
MGIC Investment Corp. (a) 4,612 76,974
MGM Resorts International (a) 6,424 236,146
Microchip Technology, Inc. (a)(c) 6,904 538,857
Microsoft Corp. (a) 927 292,700
Mohawk Industries, Inc. *(a)(c) 2,702 231,859
Molina Healthcare, Inc. *(a)(c) 2,190 718,079
Molson Coors Beverage Co., Class
B (a) 10,884 692,114
Mosaic Co. (The) (a)(c) 9,310 331,436
MSC Industrial Direct Co., Inc.,
Class A (a)(c) 5,323 522,452
Murphy Oil Corp. (a)(c) 5,759 261,171
Murphy USA, Inc. (a)(c) 2,685 917,545
National Fuel Gas Co. (a) 1,882 97,695
Navient Corp. (a) 12,128 208,844
NCR Corp. *(a)(c) 20,777 560,356
NetApp, Inc. (a) 3,035 230,296
New York Community Bancorp, Inc.
(a)(c) 14,320 162,389
Nexstar Media Group, Inc., Class
A (a)(c) 505 72,402
Nordstrom, Inc. (a) 12,856 192,069
Northern Trust Corp. (a)(c) 1,042 72,398
Northwestern Energy Group, Inc.
(a)(c) 1,817 87,325
NOV, Inc. (a)(c) 2,695 56,326
Nucor Corp. (a) 1,669 260,948
Nutanix, Inc., Class A *(a) 7,731 269,657
nVent Electric plc (a) 5,969 316,297
NVR, Inc. *(a) 25 149,083
OGE Energy Corp. (a) 1,865 62,160
Old Republic International Corp. (a) 16,224 437,075
Olin Corp. (a)(c) 7,417 370,702
ON Semiconductor Corp. *(a)(c) 4,627 430,080
ONE Gas, Inc. (a) 3,970 271,072
OneMain Holdings, Inc. (a)(c) 2,564 102,791
Organon & Co. (a) 9,825 170,562
Oshkosh Corp. (a) 6,517 621,917
INVESTMENTS SHARES VALUE ($)
United States - 91.1% (continued)
Ovintiv, Inc. (a)(c) 7,015 333,704
Owens Corning (a)(c) 6,485 884,619
PACCAR, Inc. (a) 7,732 657,375
Packaging Corp. of America (a)(c) 1,964 301,572
Palo Alto Networks, Inc. *(a)(c) 721 169,031
Patterson Cos., Inc. (a)(c) 1,298 38,473
PayPal Holdings, Inc. *(a) 5,668 331,351
PBF Energy, Inc., Class A (a) 8,663 463,730
Penn Entertainment, Inc. *(a)(c) 13,636 312,946
Penske Automotive Group, Inc. (a)
(c) 3,303 551,799
Pentair plc (a)(c) 3,106 201,114
PepsiCo, Inc. (a)(c) 2,715 460,030
Performance Food Group Co. *(a) 5,859 344,861
Petco Health & Wellness Co., Inc.,
Class A *(a)(c) 14,865 60,798
Pfizer, Inc. (a)(c) 23,886 792,299
PG&E Corp. *(a) 7,126 114,942
Philip Morris International, Inc. (a)
(c) 2,639 244,319
Phillips 66 (a)(c) 3,385 406,708
Pilgrim's Pride Corp. *(a) 12,410 283,320
Pinnacle West Capital Corp. (a) 5,680 418,502
Playtika Holding Corp. *(a) 47,780 460,121
Polaris, Inc. (a)(c) 4,652 484,459
Popular, Inc. 6,152 387,638
Post Holdings, Inc. *(a) 1,344 115,235
Power Integrations, Inc. (a)(c) 1,687 128,735
Principal Financial Group, Inc. (a)
(c) 2,667 192,211
Procter & Gamble Co. (The) (a) 1,615 235,564
Prudential Financial, Inc. (a)(c) 1,244 118,043
PulteGroup, Inc. (a) 8,703 644,457
Pure Storage, Inc., Class A *(a) 3,413 121,571
PVH Corp. (a) 6,391 488,975
QIAGEN NV (2)*(a) 6,569 265,056
Qorvo, Inc. *(a) 2,386 227,791
QUALCOMM, Inc. (a) 4,229 469,673
Qualys, Inc. *(a) 1,893 288,777
QuidelOrtho Corp. *(a)(c) 3,266 238,549
Ralph Lauren Corp., Class A (a) 3,455 401,091
Raymond James Financial, Inc. (a)
(c) 971 97,518
Regal Rexnord Corp. (a)(c) 2,302 328,910
Regeneron Pharmaceuticals, Inc.
*(a) 650 534,924
Reinsurance Group of America,
Inc. (a) 3,917 568,709
Reliance Steel & Aluminum Co. (a) 1,161 304,449
Revvity, Inc. (a)(c) 514 56,900
Reynolds Consumer Products, Inc.
(a) 2,662 68,227
RingCentral, Inc., Class A *(a)(c) 8,214 243,381
Robert Half, Inc. (a)(c) 5,921 433,891
Roche Holding AG (2)(a) 787 214,852
Roper Technologies, Inc. (a)(c) 689 333,669
RTX Corp. (a) 3,611 259,884
RXO, Inc. *(a)(c) 12,042 237,589
Ryder System, Inc. (a)(c) 6,725 719,239
Salesforce, Inc. *(a) 1,796 364,193

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 91.1% (continued)
Schneider National, Inc., Class B
(a) 29,677 821,756
Science Applications International
Corp. (a)(c) 1,837 193,877
Seagate Technology Holdings plc
(a)(c) 656 43,263
SEI Investments Co. (a) 5,624 338,734
Sensata Technologies Holding plc
(a)(c) 7,575 286,487
Signify NV (2)(a)(b) 23,506 630,730
Silgan Holdings, Inc. (a)(c) 4,736 204,169
Sinch AB (2)*(a)(b) 256,362 447,230
Skechers USA, Inc., Class A *(a)(c) 8,673 424,543
Skyworks Solutions, Inc. (a)(c) 7,281 717,834
Snap-on, Inc. (a)(c) 1,717 437,938
Southwestern Energy Co. *(a)(c) 69,842 450,481
Splunk, Inc. *(a)(c) 1,071 156,634
Sprouts Farmers Market, Inc. *(a)
(c) 9,194 393,503
State Street Corp. (a) 9,217 617,170
Steel Dynamics, Inc. (a) 5,396 578,559
Stellantis NV (2)(a) 38,968 746,176
STERIS plc (a)(c) 1,129 247,725
Stifel Financial Corp. (a) 6,142 377,364
Super Micro Computer, Inc. *(a)(c) 1,086 297,803
Swiss Re AG (2)(a) 2,470 253,670
Synaptics, Inc. *(a)(c) 2,692 240,772
Synchrony Financial (a) 25,911 792,099
Synopsys, Inc. *(a) 1,051 482,377
Synovus Financial Corp. (a) 2,625 72,975
Tapestry, Inc. (a)(c) 11,625 334,219
Taylor Morrison Home Corp., Class
A *(a) 18,326 780,871
TD SYNNEX Corp. (a) 8,300 828,838
TE Connectivity Ltd. (a) 1,203 148,607
TEGNA, Inc. (a) 19,922 290,264
Teladoc Health, Inc. *(a)(c) 6,903 128,327
Teleflex, Inc. (a)(c) 1,004 197,196
Tenaris SA (2)(a) 64,454 1,018,113
Tenet Healthcare Corp. *(a) 3,648 240,367
Teradata Corp. *(a)(c) 13,728 618,035
Teradyne, Inc. (a) 2,503 251,451
Terex Corp. (a) 13,342 768,766
Tetra Tech, Inc. (a)(c) 1,205 183,196
Texas Instruments, Inc. (a)(c) 538 85,547
Texas Roadhouse, Inc., Class A
(a)(c) 4,320 415,152
Textron, Inc. (a)(c) 15,052 1,176,162
Thor Industries, Inc. (a)(c) 2,339 222,509
Timken Co. (The) (a)(c) 5,748 422,421
Toll Brothers, Inc. (a)(c) 10,586 782,941
Travel + Leisure Co. (a) 6,739 247,523
Travelers Cos., Inc. (The) (a)(c) 1,569 256,233
TripAdvisor, Inc. *(a)(c) 37,739 625,713
Truist Financial Corp. (a)(c) 14,449 413,386
Tyson Foods, Inc., Class A (a)(c) 6,686 337,576
UFP Industries, Inc. (a) 8,577 878,285
U-Haul Holding Co. *(a) 252 13,752
Ulta Beauty, Inc. *(a) 215 85,882
United Airlines Holdings, Inc. *(a)(c) 8,470 358,281
INVESTMENTS SHARES VALUE ($)
United States - 91.1% (continued)
United Rentals, Inc. (a)(c) 1,328 590,389
United States Steel Corp. (a)(c) 23,910 776,597
United Therapeutics Corp. *(a) 3,280 740,854
Universal Display Corp. (a)(c) 865 135,796
Universal Health Services, Inc.,
Class B (a) 3,325 418,052
Unum Group (a) 14,112 694,169
US Foods Holding Corp. *(a)(c) 9,021 358,134
Vail Resorts, Inc. (a)(c) 929 206,136
Valero Energy Corp. (a) 4,603 652,291
Valley National Bancorp (a)(c) 8,566 73,325
Veeva Systems, Inc., Class A *(a)
(c) 2,344 476,887
VeriSign, Inc. *(a) 752 152,303
Verizon Communications, Inc. (a)(c) 11,908 385,938
Vertex Pharmaceuticals, Inc. *(a) 1,852 644,014
Vertiv Holdings Co., Class A (a) 6,092 226,622
Viasat, Inc. *(a)(c) 7,179 132,524
Viatris, Inc. (a) 60,626 597,772
Victoria's Secret & Co. *(a)(c) 8,138 135,742
Vishay Intertechnology, Inc. (a)(c) 25,209 623,166
Vistra Corp. (a) 6,961 230,966
Vontier Corp. (a)(c) 4,684 144,829
Voya Financial, Inc. (a)(c) 2,401 159,546
Walmart, Inc. (a) 7,519 1,202,513
Watts Water Technologies, Inc.,
Class A (a) 1,559 269,426
Werner Enterprises, Inc. (a)(c) 11,223 437,136
WESCO International, Inc. (a)(c) 2,682 385,725
Western Alliance Bancorp (a) 1,396 64,174
Western Union Co. (The) (a)(c) 58,949 776,948
Westlake Corp. (a)(c) 4,482 558,771
Westrock Co. (a)(c) 7,544 270,075
Williams-Sonoma, Inc. (a)(c) 2,729 424,087
Wintrust Financial Corp. (a)(c) 1,033 77,992
Woodward, Inc. (a) 2,206 274,118
Wyndham Hotels & Resorts, Inc.
(a)(c) 1,567 108,969
Xerox Holdings Corp. (a) 10,015 157,135
Ziff Davis, Inc. *(a)(c) 2,435 155,085
Zimmer Biomet Holdings, Inc. (a) 4,567 512,509
Zions Bancorp NA (a) 7,180 250,510
Zoom Video Communications, Inc.,
Class A *(a)(c) 9,576 669,745
168,455,854
—
TOTAL COMMON STOCKS
(Cost $262,969,616) 317,603,094
PREFERRED STOCKS - 0.1%
Germany - 0.1%
Henkel AG & Co. KGaA
(Preference) (2)(a)
(Cost $113,130) 1,725 122,836

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*(d)
(Cost $–) 65 –
SHARES
SHORT-TERM INVESTMENTS - 68.7%
INVESTMENT COMPANIES - 55.3%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.24% (e)(f) 2,773,306 2,773,306
Limited Purpose Cash Investment
Fund, 5.36% (e) 99,471,089 99,441,247
TOTAL INVESTMENT COMPANIES
(Cost $102,196,810) 102,214,553
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 13.4%
U.S. Treasury Bills
4.89%, 10/5/2023 (2)(g) $ 5,256,000 5,253,693
4.91%, 10/12/2023 (2)(g) 243,000 242,644
4.99%, 10/19/2023 (2)(g) 754,000 752,116
4.96%, 10/26/2023 (2)(g) 627,000 624,792
5.02%, 11/2/2023 (2)(g) 980,000 975,536
5.01%, 11/9/2023 (2)(g) 900,000 894,970
5.11%, 11/16/2023 (2)(g) 330,000 327,816
5.44%, 11/30/2023 (2)(g)(h) 1,951,000 1,933,957
5.39%, 12/7/2023 (2)(g)(h) 959,000 949,655
5.36%, 12/28/2023 (2)(g) 608,000 600,183
5.41%, 1/11/2024 (2)(g) 222,000 218,697
5.39%, 1/18/2024 (2)(g)(h) 3,883,000 3,821,202
5.41%, 1/25/2024 (2)(g)(h) 2,405,000 2,364,186
5.41%, 2/1/2024 (2)(g) 1,584,000 1,555,536
5.45%, 3/14/2024 (2)(g) 1,822,000 1,777,936
5.45%, 3/21/2024 (2)(g) 1,345,000 1,311,005
5.46%, 3/28/2024 (2)(g) 1,319,000 1,284,331
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,887,899) 24,888,255
TOTAL SHORT-TERM INVESTMENTS
(Cost $127,084,709) 127,102,808
TOTAL LONG POSITIONS
(Cost $390,167,455) 444,828,738
SHARES
SHORT POSITIONS - (158.3)%
COMMON STOCKS - (157.7)%
Australia - (4.1)%
Allkem Ltd. (2) (12,515) (93,580)
ALS Ltd. (2) (9,224) (67,750)
Alumina Ltd. (2) (300,939) (183,049)
Ampol Ltd. (2) (4,842) (104,539)
APA Group (2) (63,947) (340,187)
Cleanaway Waste Management
Ltd. (2) (51,238) (79,801)
Cochlear Ltd. (2) (1,600) (262,053)
Commonwealth Bank of Australia
(2) (15,188) (970,151)
Domino's Pizza Enterprises Ltd. (2) (2,090) (70,968)
Endeavour Group Ltd. (2) (79,222) (267,475)
INVESTMENTS SHARES VALUE ($)
Australia - (4.1)% (continued)
Evolution Mining Ltd. (2) (119,668) (249,816)
Fortescue Metals Group Ltd. (2) (10,114) (134,446)
IDP Education Ltd. (2) (46,055) (630,273)
IGO Ltd. (2) (40,857) (327,879)
Insurance Australia Group Ltd. (2) (78,123) (283,395)
Lynas Rare Earths Ltd. (2) (88,371) (381,646)
Macquarie Group Ltd. (2) (2,816) (301,560)
Mineral Resources Ltd. (2) (12,489) (536,300)
National Australia Bank Ltd. (2) (20,383) (378,397)
NEXTDC Ltd. (2) (53,870) (426,240)
Ramsay Health Care Ltd. (2) (14,557) (483,153)
REA Group Ltd. (2) (647) (63,899)
SEEK Ltd. (2) (11,105) (156,881)
Seven Group Holdings Ltd. (2) (7,623) (151,838)
Transurban Group (2) (21,581) (175,360)
Treasury Wine Estates Ltd. (2) (6,643) (52,457)
WiseTech Global Ltd. (2) (3,569) (148,150)
Woodside Energy Group Ltd. (2) (5,275) (122,649)
Woolworths Group Ltd. (2) (7,497) (179,487)
(7,623,379)
—
Belgium - (0.7)%
Anheuser-Busch InBev SA/NV (2) (5,898) (326,963)
D'ieteren Group (2) (2,632) (443,738)
Elia Group SA/NV (2) (754) (73,787)
Galapagos NV (2) (1,900) (65,424)
KBC Group NV (2) (4,649) (289,431)
UCB SA (2) (1,094) (89,609)
Umicore SA (2) (3,525) (83,460)
(1,372,412)
—
Brazil - (0.3)%
MercadoLibre, Inc. (405) (513,491)
Wheaton Precious Metals Corp. (1,115) (45,249)
(558,740)
—
Canada - (7.0)%
Agnico Eagle Mines Ltd. (4,907) (222,978)
Algonquin Power & Utilities Corp. (113,658) (672,785)
AltaGas Ltd. (3,703) (71,020)
Aritzia, Inc. (25,864) (449,966)
Barrick Gold Corp. (11,823) (171,741)
BCE, Inc. (6,561) (250,460)
Boralex, Inc., Class A (4,857) (104,345)
Brookfield Asset Management Ltd.,
Class A (3,064) (102,100)
Brookfield Corp., Class A (27,085) (846,900)
CAE, Inc. (5,102) (119,112)
Cameco Corp. (9,606) (381,128)
Canadian Natural Resources Ltd. (6,847) (442,805)
Canadian Pacific Kansas City Ltd. (4,823) (358,498)
CCL Industries, Inc., Class B (4,051) (170,033)
Cenovus Energy, Inc. (19,221) (400,199)
Colliers International Group, Inc. (2,720) (259,033)
Dollarama, Inc. (1,681) (115,817)
Element Fleet Management Corp. (16,172) (232,058)
Enbridge, Inc. (18,617) (617,483)
FirstService Corp. (323) (46,981)
Franco-Nevada Corp. (1,902) (253,922)
GFL Environmental, Inc. (4,105) (130,351)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Canada - (7.0)% (continued)
Gildan Activewear, Inc. (1,794) (50,284)
Intact Financial Corp. (2,056) (299,745)
Keyera Corp. (7,344) (172,428)
Kinaxis, Inc. (1,090) (122,927)
Lumine Group, Inc. (i) (225) (3,333)
Metro, Inc., Class A (3,669) (190,548)
Nuvei Corp. (b) (6,355) (95,307)
Pan American Silver Corp. (32,834) (475,256)
Pembina Pipeline Corp. (14,126) (424,742)
PrairieSky Royalty Ltd. (21,966) (403,660)
RB Global, Inc. (10,140) (634,865)
Rogers Communications, Inc.,
Class B (12,350) (474,178)
Royal Bank of Canada (6,649) (581,069)
Shopify, Inc., Class A (11,754) (641,591)
SNC-Lavalin Group, Inc. (5,810) (193,816)
SSR Mining, Inc. (11,448) (152,050)
TC Energy Corp. (17,683) (608,116)
Thomson Reuters Corp. (1,601) (195,857)
Toronto-Dominion Bank (The) (4,104) (247,252)
WSP Global, Inc. (2,867) (404,641)
(12,791,380)
—
Chile - (0.3)%
Antofagasta plc (2) (29,039) (504,110)
China - (0.4)%
Prosus NV (2) (25,523) (752,062)
Denmark - (2.0)%
Ambu A/S, Class B (2) (7,848) (81,801)
Coloplast A/S, Class B (2) (961) (101,690)
Demant A/S (2) (2,130) (87,950)
DSV A/S (2) (3,604) (671,572)
GN Store Nord A/S (2) (5,896) (106,005)
Novo Nordisk A/S, Class B (2) (2,434) (221,619)
Novozymes A/S, Class B (2) (9,897) (398,205)
Orsted A/S (2)(b) (6,593) (358,680)
Tryg A/S (2) (22,967) (420,282)
Vestas Wind Systems A/S (2) (56,044) (1,199,000)
(3,646,804)
—
Finland - (1.1)%
Huhtamaki OYJ (2) (2,348) (77,192)
Kojamo OYJ (2) (8,154) (72,246)
Neste OYJ (2) (12,673) (429,217)
Nokian Renkaat OYJ (2) (9,452) (74,197)
Nordea Bank Abp (2) (28,729) (314,977)
Sampo OYJ, Class A (2) (13,610) (588,380)
UPM-Kymmene OYJ (2) (11,458) (392,332)
(1,948,541)
—
France - (4.8)%
Accor SA (2) (3,657) (123,001)
Aeroports de Paris SA (2) (613) (72,292)
Air Liquide SA (2) (1,820) (306,545)
Airbus SE (2) (4,630) (619,718)
Alstom SA (2) (11,539) (274,250)
AXA SA (2) (10,579) (313,867)
BioMerieux (2) (1,137) (109,994)
Bureau Veritas SA (2) (4,057) (100,598)
INVESTMENTS SHARES VALUE ($)
France - (4.8)% (continued)
Capgemini SE (2) (1,709) (298,210)
Cie Generale des Etablissements
Michelin SCA (2) (4,464) (136,630)
Dassault Systemes SE (2) (24,022) (892,234)
Edenred SE (2) (5,778) (361,449)
EssilorLuxottica SA (2) (1,460) (253,961)
Forvia SE (2) (2,554) (52,545)
Gaztransport Et Technigaz SA (2) (396) (48,672)
Getlink SE (2) (3,587) (57,184)
Hermes International SCA (2) (276) (503,101)
Kering SA (2) (236) (107,230)
Legrand SA (2) (1,032) (94,827)
L'Oreal SA (2) (1,743) (722,319)
LVMH Moet Hennessy Louis
Vuitton SE (2) (1,107) (835,597)
Pernod Ricard SA (2) (638) (106,221)
Remy Cointreau SA (2) (741) (90,340)
Renault SA (2) (5,809) (237,684)
Safran SA (2) (1,979) (310,128)
Sartorius Stedim Biotech (2) (2,859) (680,166)
SEB SA (2) (286) (26,680)
SOITEC (2) (2,055) (341,040)
Teleperformance SE (2) (722) (90,652)
Thales SA (2) (321) (45,114)
Valeo SE (2) (8,673) (148,828)
Vivendi SE (2) (13,300) (116,483)
Worldline SA (2)(b) (12,032) (337,754)
(8,815,314)
—
Germany - (5.3)%
adidas AG (2) (5,084) (891,778)
Aroundtown SA (2) (23,860) (49,498)
Bayer AG (Registered) (2) (13,212) (634,499)
Carl Zeiss Meditec AG (2) (3,368) (293,598)
Continental AG (2) (1,021) (71,738)
CTS Eventim AG & Co. KGaA (2) (7,388) (419,369)
Deutsche Telekom AG (Registered)
(2) (14,904) (312,638)
Fraport AG Frankfurt Airport
Services Worldwide (2) (2,180) (115,250)
HelloFresh SE (2) (3,711) (110,271)
Infineon Technologies AG (2) (10,047) (332,764)
Merck KGaA (2) (6,020) (1,003,578)
MTU Aero Engines AG (2) (374) (67,735)
Nemetschek SE (2) (4,931) (300,094)
Puma SE (2) (5,310) (328,330)
Rational AG (2) (150) (94,905)
Rheinmetall AG (2) (1,410) (362,725)
RWE AG (2) (10,804) (401,042)
SAP SE (2) (5,417) (701,187)
Scout24 SE (2)(b) (821) (56,927)
Siemens AG (Registered) (2) (1,063) (151,912)
Siemens Healthineers AG (2)(b) (17,983) (909,614)
Symrise AG, Class A (2) (8,633) (821,852)
TeamViewer SE (2)(b) (7,378) (124,006)
United Internet AG (Registered) (2) (2,660) (56,857)
VERBIO Vereinigte BioEnergie AG
(2) (4,962) (199,147)
Vonovia SE (2) (31,034) (743,522)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - (5.3)% (continued)
Zalando SE (2)(b) (12,554) (278,929)
(9,833,765)
—
Hong Kong - (0.3)%
Prudential plc (2) (53,882) (579,196)
Italy - (2.7)%
Amplifon SpA (2) (6,675) (197,587)
Brunello Cucinelli SpA (2) (3,333) (252,804)
Davide Campari-Milano NV (2) (6,439) (75,802)
DiaSorin SpA (2) (674) (61,376)
Enel SpA (2) (97,605) (598,588)
ERG SpA (2) (17,177) (413,623)
Ferrari NV (2) (1,771) (522,065)
FinecoBank Banca Fineco SpA (2) (3,135) (37,856)
Infrastrutture Wireless Italiane SpA
(2)(b) (16,203) (192,530)
Interpump Group SpA (2) (6,867) (314,126)
Mediobanca Banca di Credito
Finanziario SpA (2) (26,502) (349,405)
Moncler SpA (2) (6,505) (376,997)
Nexi SpA (2)(b) (58,363) (355,610)
Recordati Industria Chimica e
Farmaceutica SpA (2) (3,198) (150,707)
Snam SpA (2) (74,518) (349,659)
Telecom Italia SpA (2) (727,461) (226,870)
Terna - Rete Elettrica Nazionale (2) (65,646) (493,752)
(4,969,357)
—
Japan - (23.4)%
ABC-Mart, Inc. (2) (2,700) (48,525)
Advantest Corp. (2) (24,000) (669,444)
Aeon Co. Ltd. (2) (32,200) (637,821)
Ajinomoto Co., Inc. (2) (13,400) (516,686)
Asahi Intecc Co. Ltd. (2) (13,300) (238,447)
Asahi Kasei Corp. (2) (29,200) (183,799)
Asics Corp. (2) (7,300) (254,198)
Azbil Corp. (2) (5,400) (164,967)
Bank of Kyoto Ltd. (The) (2) (7,600) (431,463)
BayCurrent Consulting, Inc. (2) (5,300) (176,611)
Bridgestone Corp. (2) (19,200) (748,185)
Calbee, Inc. (2) (7,500) (142,660)
Canon, Inc. (2) (11,700) (281,837)
Capcom Co. Ltd. (2) (6,200) (223,149)
Chugai Pharmaceutical Co. Ltd. (2) (4,200) (129,503)
Concordia Financial Group Ltd. (2) (24,700) (112,521)
Cosmos Pharmaceutical Corp. (2) (1,500) (153,357)
CyberAgent, Inc. (2) (6,200) (33,375)
Daifuku Co. Ltd. (2) (19,000) (358,656)
Daiichi Sankyo Co. Ltd. (2) (19,800) (542,071)
Daikin Industries Ltd. (2) (3,200) (501,669)
Denso Corp. (2) (27,600) (442,866)
East Japan Railway Co. (2) (11,500) (658,110)
Eisai Co. Ltd. (2) (13,600) (753,764)
FANUC Corp. (2) (19,800) (514,947)
Fast Retailing Co. Ltd. (2) (2,400) (522,757)
FUJIFILM Holdings Corp. (2) (4,400) (254,543)
GMO Payment Gateway, Inc. (2) (7,800) (425,596)
Hankyu Hanshin Holdings, Inc. (2) (3,100) (105,774)
Harmonic Drive Systems, Inc. (2) (18,700) (414,421)
INVESTMENTS SHARES VALUE ($)
Japan - (23.4)% (continued)
Hikari Tsushin, Inc. (2) (1,400) (213,214)
Hoshizaki Corp. (2) (8,000) (277,714)
Hoya Corp. (2) (5,700) (583,780)
Hulic Co. Ltd. (2) (27,600) (247,485)
Ibiden Co. Ltd. (2) (8,200) (434,931)
Japan Airlines Co. Ltd. (2) (2,000) (38,858)
Japan Airport Terminal Co. Ltd. (2) (12,900) (546,501)
Japan Post Bank Co. Ltd. (2) (30,400) (264,536)
Japan Tobacco, Inc. (2) (19,700) (453,258)
Kadokawa Corp. (2) (11,000) (220,017)
Kakaku.com, Inc. (2) (8,300) (84,051)
KDDI Corp. (2) (10,300) (315,288)
Keio Corp. (2) (11,300) (388,473)
Keisei Electric Railway Co. Ltd. (2) (4,100) (142,017)
Keyence Corp. (2) (2,600) (961,546)
Kikkoman Corp. (2) (6,300) (330,200)
Kintetsu Group Holdings Co. Ltd.
(2) (8,600) (243,833)
Kobe Bussan Co. Ltd. (2) (25,000) (585,287)
Koei Tecmo Holdings Co. Ltd. (2) (5,200) (73,879)
Kose Corp. (2) (2,700) (195,702)
Kubota Corp. (2) (27,900) (410,432)
Kurita Water Industries Ltd. (2) (2,500) (86,997)
Kyowa Kirin Co. Ltd. (2) (7,900) (137,356)
Lasertec Corp. (2) (7,600) (1,181,894)
M3, Inc. (2) (27,000) (489,746)
Makita Corp. (2) (5,400) (133,160)
Marui Group Co. Ltd. (2) (18,100) (294,049)
MatsukiyoCocokara & Co. (2) (6,900) (123,600)
Mercari, Inc. (2) (28,000) (602,432)
Mitsubishi Estate Co. Ltd. (2) (55,600) (725,359)
Mitsubishi UFJ Financial Group,
Inc. (2) (41,600) (352,525)
Mitsui Fudosan Co. Ltd. (2) (10,600) (233,455)
Mitsui OSK Lines Ltd. (2) (16,100) (442,413)
MonotaRO Co. Ltd. (2) (38,000) (405,125)
Murata Manufacturing Co. Ltd. (2) (17,700) (322,886)
Nagoya Railroad Co. Ltd. (2) (7,000) (103,383)
NIDEC Corp. (2) (16,900) (780,331)
Nihon M&A Center Holdings, Inc.
(2) (58,900) (283,070)
Nintendo Co. Ltd. (2) (7,000) (290,871)
Nippon Paint Holdings Co. Ltd. (2) (69,900) (469,457)
Nippon Sanso Holdings Corp. (2) (4,100) (97,074)
Nippon Shinyaku Co. Ltd. (2) (2,000) (84,451)
Nippon Telegraph & Telephone
Corp. (2) (185,700) (219,801)
Nissan Chemical Corp. (2) (9,300) (395,338)
Nissan Motor Co. Ltd. (2) (104,200) (459,860)
Nissin Foods Holdings Co. Ltd. (2) (1,900) (157,876)
Nitori Holdings Co. Ltd. (2) (3,800) (423,683)
Nomura Research Institute Ltd. (2) (9,200) (239,124)
NTT Data Group Corp. (2) (13,700) (183,325)
Obic Co. Ltd. (2) (2,500) (378,801)
Odakyu Electric Railway Co. Ltd.
(2) (20,600) (307,801)
Omron Corp. (2) (2,800) (124,604)
Oriental Land Co. Ltd. (2) (16,300) (534,765)
Renesas Electronics Corp. (2) (6,500) (99,287)
Resona Holdings, Inc. (2) (60,100) (332,304)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - (23.4)% (continued)
Resonac Holdings Corp. (2) (23,800) (398,150)
Rinnai Corp. (2) (6,300) (117,804)
Seven & i Holdings Co. Ltd. (2) (3,400) (133,111)
SG Holdings Co. Ltd. (2) (28,200) (361,012)
Sharp Corp. (2) (28,200) (175,563)
SHIFT, Inc. (2) (1,000) (181,853)
Shimadzu Corp. (2) (5,000) (132,626)
Shimano, Inc. (2) (1,400) (187,382)
Shiseido Co. Ltd. (2) (7,600) (266,336)
Shizuoka Financial Group, Inc. (2) (11,900) (96,979)
SMC Corp. (2) (1,300) (582,741)
SoftBank Corp. (2) (78,200) (885,091)
SoftBank Group Corp. (2) (21,300) (897,273)
Sony Group Corp. (2) (10,100) (825,933)
Sumitomo Chemical Co. Ltd. (2) (48,400) (131,644)
Sumitomo Metal Mining Co. Ltd. (2) (12,400) (364,140)
Sumitomo Mitsui Financial Group,
Inc. (2) (8,800) (432,309)
Sumitomo Realty & Development
Co. Ltd. (2) (7,200) (186,923)
Suzuki Motor Corp. (2) (4,600) (185,017)
Sysmex Corp. (2) (4,600) (218,579)
T&D Holdings, Inc. (2) (29,500) (485,128)
Taiyo Yuden Co. Ltd. (2) (8,200) (221,561)
Takeda Pharmaceutical Co. Ltd. (2) (15,600) (483,546)
Terumo Corp. (2) (18,400) (487,064)
TIS, Inc. (2) (1,400) (30,785)
Tobu Railway Co. Ltd. (2) (5,300) (136,218)
Tokio Marine Holdings, Inc. (2) (5,700) (131,976)
Tokyo Century Corp. (2) (1,100) (43,847)
Tokyo Electron Ltd. (2) (3,900) (532,710)
Tokyu Corp. (2) (25,900) (298,615)
Toray Industries, Inc. (2) (9,100) (47,348)
Toshiba Corp. (2) (21,100) (649,709)
TOTO Ltd. (2) (5,700) (147,088)
Toyota Motor Corp. (2) (41,300) (740,936)
Trend Micro, Inc. (2) (2,700) (102,204)
Unicharm Corp. (2) (10,200) (360,649)
USS Co. Ltd. (2) (7,200) (119,026)
Welcia Holdings Co. Ltd. (2) (11,300) (195,139)
West Japan Railway Co. (2) (9,100) (376,566)
Yakult Honsha Co. Ltd. (2) (6,400) (155,437)
Yamaha Corp. (2) (18,200) (497,072)
Yamaha Motor Co. Ltd. (2) (4,700) (123,549)
Yamato Holdings Co. Ltd. (2) (5,500) (89,519)
Yaskawa Electric Corp. (2) (16,700) (601,385)
Z Holdings Corp. (2) (61,300) (170,053)
ZOZO, Inc. (2) (4,100) (75,076)
(43,211,599)
—
Luxembourg - (0.1)%
Eurofins Scientific SE (2) (4,607) (259,637)
Netherlands - (2.5)%
Adyen NV (2)(b) (1,068) (791,852)
Aegon NV (2) (37,444) (180,469)
Argenx SE (2) (1,850) (904,332)
ASM International NV (2) (509) (212,555)
ASML Holding NV (2) (1,083) (637,617)
INVESTMENTS SHARES VALUE ($)
Netherlands - (2.5)% (continued)
BE Semiconductor Industries NV
(2) (836) (81,766)
IMCD NV (2) (3,630) (458,958)
JDE Peet's NV (1,243) (34,720)
Koninklijke Philips NV (2) (1,678) (33,480)
Koninklijke Vopak NV (2) (7,575) (259,110)
SBM Offshore NV (2) (9,255) (121,333)
Universal Music Group NV (2) (28,249) (737,191)
Wolters Kluwer NV (2) (1,709) (206,918)
(4,660,301)
—
New Zealand - (0.0)% †
Xero Ltd. (2) (1,281) (92,127)
Norway - (0.5)%
Gjensidige Forsikring ASA (2) (15,728) (230,785)
Kongsberg Gruppen ASA (2) (1,409) (58,070)
Mowi ASA (2) (14,414) (254,771)
Salmar ASA (2) (2,098) (106,260)
Schibsted ASA, Class A (2) (8,359) (187,578)
TOMRA Systems ASA (2) (12,577) (142,924)
(980,388)
—
Portugal - (0.0)% †
EDP - Energias de Portugal SA (2) (6,821) (28,361)
Jeronimo Martins SGPS SA (2) (1,453) (32,632)
(60,993)
—
Singapore - (1.7)%
City Developments Ltd. (2) (21,800) (105,204)
DBS Group Holdings Ltd. (2) (11,700) (287,348)
Grab Holdings Ltd., Class A (155,695) (551,160)
Keppel Corp. Ltd. (2) (28,600) (142,023)
Sea Ltd., ADR (4,430) (194,699)
Seatrium Ltd. (2) (5,012,100) (490,086)
Singapore Technologies
Engineering Ltd. (2) (172,800) (493,146)
Singapore Telecommunications
Ltd. (2) (495,000) (876,197)
(3,139,863)
—
South Africa - (0.1)%
Anglo American plc (2) (7,438) (204,245)
South Korea - (0.3)%
Delivery Hero SE (2)(b) (16,277) (464,765)
Spain - (1.8)%
Aena SME SA (2)(b) (721) (108,494)
Amadeus IT Group SA (2) (10,100) (610,067)
Bankinter SA (2) (17,896) (113,854)
Cellnex Telecom SA (2)(b) (19,493) (678,006)
Corp. ACCIONA Energias
Renovables SA (2) (7,033) (181,154)
Endesa SA (2) (6,008) (122,271)
Fluidra SA (2) (13,051) (266,298)
Grifols SA (2) (53,385) (691,438)
Iberdrola SA (2) (15,382) (172,039)
Industria de Diseno Textil SA (2) (987) (36,728)
Naturgy Energy Group SA (2) (11,859) (322,626)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Spain - (1.8)% (continued)
Telefonica SA (2) (12,983) (53,040)
(3,356,015)
—
Sweden - (2.9)%
AddTech AB, Class B (2) (8,386) (133,834)
Alfa Laval AB (2) (2,367) (81,088)
Assa Abloy AB, Class B (2) (5,703) (123,918)
Atlas Copco AB, Class A (2) (16,206) (217,658)
Autoliv, Inc. (568) (54,801)
Beijer Ref AB, Class B (2) (17,567) (184,827)
Castellum AB (2) (15,875) (160,918)
Epiroc AB, Class A (2) (18,432) (349,973)
EQT AB (2) (45,852) (903,421)
Fastighets AB Balder, Class B (2) (30,280) (135,740)
Hexagon AB, Class B (2) (54,956) (467,716)
Holmen AB, Class B (2) (7,848) (305,054)
Husqvarna AB, Class B (2) (11,685) (89,170)
Indutrade AB (2) (1,754) (32,394)
Lifco AB, Class B (2) (9,369) (163,895)
Nibe Industrier AB, Class B (2) (76,058) (497,248)
Sagax AB, Class B (2) (14,520) (275,814)
Skandinaviska Enskilda Banken
AB, Class A (2) (10,765) (128,339)
Svenska Cellulosa AB SCA, Class
B (2) (54,148) (741,401)
Svenska Handelsbanken AB, Class
A (2) (13,425) (119,454)
Tele2 AB, Class B (2) (15,302) (117,022)
Telia Co. AB (2) (54,607) (112,638)
(5,396,323)
—
Switzerland - (4.7)%
ABB Ltd. (Registered) (2) (12,363) (441,275)
Alcon, Inc. (2) (1,648) (127,172)
Bachem Holding AG, Class B (2) (1,306) (96,329)
Banque Cantonale Vaudoise
(Registered) (2) (3,898) (407,895)
Belimo Holding AG (Registered) (2) (245) (116,276)
Chocoladefabriken Lindt &
Spruengli AG (2) (23) (255,589)
Clariant AG (Registered) (2) (12,856) (202,696)
DSM-Firmenich AG (2) (8,725) (737,287)
EMS-Chemie Holding AG
(Registered) (2) (233) (157,892)
Givaudan SA (Registered) (2) (177) (576,283)
Helvetia Holding AG (Registered)
(2) (664) (92,753)
Julius Baer Group Ltd. (2) (3,842) (245,918)
Logitech International SA
(Registered) (2) (2,266) (155,897)
Lonza Group AG (Registered) (2) (915) (423,231)
Partners Group Holding AG (2) (675) (757,752)
PSP Swiss Property AG
(Registered) (2) (1,853) (218,620)
SIG Group AG (2) (31,171) (767,910)
Sika AG (Registered) (2) (3,609) (914,381)
Straumann Holding AG
(Registered) (2) (3,804) (484,169)
Swiss Prime Site AG (Registered)
(2) (2,261) (206,992)
INVESTMENTS SHARES VALUE ($)
Switzerland - (4.7)% (continued)
Temenos AG (Registered) (2) (3,603) (251,995)
VAT Group AG (2)(b) (1,352) (482,452)
Zurich Insurance Group AG (2) (1,071) (490,042)
(8,610,806)
—
United Kingdom - (5.7)%
Admiral Group plc (2) (11,136) (321,826)
Ashtead Group plc (2) (3,471) (210,491)
AstraZeneca plc (2) (5,058) (682,246)
Beazley plc (2) (21,281) (143,100)
Berkeley Group Holdings plc (2) (2,061) (102,925)
CNH Industrial NV (2) (71,811) (871,759)
ConvaTec Group plc (2)(b) (61,992) (164,283)
Croda International plc (2) (7,189) (429,411)
Diageo plc (2) (10,664) (393,162)
Diploma plc (2) (2,592) (94,628)
Direct Line Insurance Group plc (2) (57,068) (119,388)
easyJet plc (2) (24,272) (125,810)
Entain plc (2) (2,691) (30,521)
Halma plc (2) (11,103) (261,595)
Harbour Energy plc (2) (95,471) (298,982)
Hargreaves Lansdown plc (2) (9,060) (85,209)
Hiscox Ltd. (2) (10,685) (130,642)
Informa plc (2) (73,195) (668,378)
Intermediate Capital Group plc (2) (19,718) (330,976)
ITV plc (2) (38,773) (33,307)
Legal & General Group plc (2) (52,257) (141,007)
Liberty Global plc, Class C (21,214) (393,732)
M&G plc (2) (162,103) (388,385)
Melrose Industries plc (2) (32,232) (183,735)
National Grid plc (2) (52,627) (629,385)
Ocado Group plc (2) (12,643) (91,926)
Persimmon plc (2) (14,544) (190,475)
Reckitt Benckiser Group plc (2) (10,065) (709,791)
RELX plc (2) (11,420) (385,310)
Sage Group plc (The) (2) (10,551) (126,970)
Smith & Nephew plc (2) (2,625) (32,578)
Spirax-Sarco Engineering plc (2) (3,375) (390,667)
SSE plc (2) (13,023) (255,203)
St James's Place plc (2) (24,422) (246,393)
Tate & Lyle plc (4,485) (37,512)
Weir Group plc (The) (2) (8,209) (189,669)
WH Smith plc (2) (4,027) (65,750)
Wise plc, Class A (2) (35,110) (292,795)
WPP plc (2) (43,708) (389,408)
(10,639,330)
—
United States - (84.8)%
10X Genomics, Inc., Class A (11,535) (475,819)
Acadia Healthcare Co., Inc. (6,078) (427,344)
Advanced Drainage Systems, Inc. (1,909) (217,301)
Advanced Micro Devices, Inc. (4,756) (489,012)
AECOM (3,374) (280,177)
AES Corp. (The) (34,133) (518,822)
Affirm Holdings, Inc., Class A (10,597) (225,398)
Aflac, Inc. (2,946) (226,106)
agilon health, Inc. (35,311) (627,123)
Air Lease Corp., Class A (855) (33,696)
Air Products and Chemicals, Inc. (2,260) (640,484)
Alaska Air Group, Inc. (6,861) (254,406)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (84.8)% (continued)
Alcoa Corp. (15,055) (437,498)
Allegion plc (493) (51,371)
Alliant Energy Corp. (11,152) (540,314)
Allstate Corp. (The) (5,909) (658,322)
Alnylam Pharmaceuticals, Inc. (1,550) (274,505)
Alteryx, Inc., Class A (16,506) (622,111)
Amazon.com, Inc. (7,175) (912,085)
Amcor plc (45,355) (415,452)
Ameren Corp. (1,251) (93,612)
American Airlines Group, Inc. (22,791) (291,953)
American Electric Power Co., Inc. (5,310) (399,418)
American Express Co. (3,967) (591,837)
American Financial Group, Inc. (919) (102,625)
American Water Works Co., Inc. (5,942) (735,798)
AMETEK, Inc. (2,035) (300,692)
Amphenol Corp., Class A (2,414) (202,752)
Antero Resources Corp. (13,013) (330,270)
Aon plc, Class A (2,308) (748,300)
APA Corp. (1,800) (73,980)
AptarGroup, Inc. (2,106) (263,334)
Aptiv plc (5,377) (530,118)
Arista Networks, Inc. (2,304) (423,775)
Armstrong World Industries, Inc. (2,078) (149,616)
Arrowhead Pharmaceuticals, Inc. (10,082) (270,903)
Arthur J Gallagher & Co. (2,759) (628,859)
Ashland, Inc. (5,250) (428,820)
Atlassian Corp., Class A (676) (136,221)
Atmos Energy Corp. (1,391) (147,349)
Automatic Data Processing, Inc. (650) (156,377)
AutoZone, Inc. (135) (342,899)
Avery Dennison Corp. (3,407) (622,357)
Avis Budget Group, Inc. (245) (44,024)
Axalta Coating Systems Ltd. (4,264) (114,702)
Axon Enterprise, Inc. (2,420) (481,556)
AZEK Co., Inc. (The), Class A (5,473) (162,767)
Azenta, Inc. (12,712) (638,015)
Baker Hughes Co., Class A (4,198) (148,273)
Ball Corp. (10,126) (504,072)
Bank of Hawaii Corp. (4,211) (209,245)
Bath & Body Works, Inc. (3,102) (104,848)
Baxter International, Inc. (5,978) (225,610)
Becton Dickinson & Co. (1,236) (319,543)
BellRing Brands, Inc. (5,565) (229,445)
Bentley Systems, Inc., Class B (2,218) (111,255)
BILL Holdings, Inc. (5,395) (585,735)
BioMarin Pharmaceutical, Inc. (4,039) (357,371)
Bio-Rad Laboratories, Inc., Class A (1,069) (383,183)
Bio-Techne Corp. (3,930) (267,515)
BJ's Wholesale Club Holdings, Inc. (5,003) (357,064)
BlackRock, Inc. (848) (548,224)
Block, Inc., Class A (4,935) (218,423)
Blue Owl Capital, Inc., Class A (5,004) (64,852)
Boeing Co. (The) (2,173) (416,521)
BOK Financial Corp. (2,096) (167,638)
Boston Scientific Corp. (6,640) (350,592)
Bright Horizons Family Solutions,
Inc. (2,739) (223,119)
Brink's Co. (The) (1,700) (123,488)
Brookfield Renewable Corp., Class
A (1,847) (44,208)
INVESTMENTS SHARES VALUE ($)
United States - (84.8)% (continued)
Brown & Brown, Inc. (3,838) (268,046)
Brown-Forman Corp., Class B (8,563) (493,999)
Burlington Stores, Inc. (1,447) (195,779)
Cable One, Inc. (536) (329,983)
Cadence Bank (11,127) (236,115)
Caesars Entertainment, Inc. (1,052) (48,760)
Calix, Inc. (1,303) (59,730)
Campbell Soup Co. (3,344) (137,372)
CarMax, Inc. (4,493) (317,790)
Carnival Corp. (19,886) (272,836)
Carvana Co., Class A (1,639) (68,805)
Catalent, Inc. (9,207) (419,195)
Cboe Global Markets, Inc. (1,566) (244,625)
CDW Corp. (1,176) (237,270)
Celanese Corp., Class A (2,212) (277,650)
Celsius Holdings, Inc. (2,313) (396,911)
CenterPoint Energy, Inc. (14,507) (389,513)
Ceridian HCM Holding, Inc. (9,253) (627,816)
Certara, Inc. (3,152) (45,830)
Charles Schwab Corp. (The) (6,989) (383,696)
Chart Industries, Inc. (3,225) (545,412)
Charter Communications, Inc.,
Class A (946) (416,070)
Chemed Corp. (1,031) (535,811)
Cheniere Energy, Inc. (1,188) (197,160)
Chewy, Inc., Class A (7,318) (133,627)
Chipotle Mexican Grill, Inc., Class A (129) (236,306)
Choice Hotels International, Inc. (673) (82,449)
Chubb Ltd. (1,613) (335,794)
Church & Dwight Co., Inc. (1,628) (149,174)
Churchill Downs, Inc. (2,157) (250,298)
Ciena Corp. (6,698) (316,547)
Cincinnati Financial Corp. (4,078) (417,139)
Clarivate plc (19,394) (130,134)
Cleveland-Cliffs, Inc. (3,027) (47,312)
Clorox Co. (The) (565) (74,049)
Cloudflare, Inc., Class A (6,196) (390,596)
CME Group, Inc. (3,343) (669,335)
CMS Energy Corp. (9,952) (528,551)
CNX Resources Corp. (6,704) (151,376)
Coca-Cola Co. (The) (3,714) (207,910)
Cognex Corp. (6,258) (265,590)
Coherent Corp. (5,205) (169,891)
Coinbase Global, Inc., Class A (5,202) (390,566)
Commerce Bancshares, Inc. (12,046) (577,967)
Conagra Brands, Inc. (9,157) (251,085)
Confluent, Inc., Class A (16,072) (475,892)
ConocoPhillips (2,723) (326,215)
Constellation Brands, Inc., Class A (1,199) (301,345)
Constellation Energy Corp. (1,518) (165,583)
Core & Main, Inc., Class A (1,687) (48,670)
Corning, Inc. (5,702) (173,740)
Corteva, Inc. (18,093) (925,637)
CoStar Group, Inc. (4,901) (376,838)
Costco Wholesale Corp. (1,464) (827,100)
Crane Co. (2,655) (235,870)
Credit Acceptance Corp. (610) (280,673)
Crowdstrike Holdings, Inc., Class A (976) (163,363)
Crown Holdings, Inc. (5,623) (497,523)
CSL Ltd. (2) (7,459) (1,201,666)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (84.8)% (continued)
CSX Corp. (8,159) (250,889)
Cullen/Frost Bankers, Inc. (5,327) (485,876)
Darling Ingredients, Inc. (3,515) (183,483)
Datadog, Inc., Class A (3,670) (334,300)
DaVita, Inc. (939) (88,764)
Deere & Co. (691) (260,770)
Definitive Healthcare Corp., Class A (36,343) (290,381)
Delta Air Lines, Inc. (6,371) (235,727)
Devon Energy Corp. (2,220) (105,894)
Dexcom, Inc. (4,241) (395,685)
Dollar General Corp. (4,388) (464,250)
Dollar Tree, Inc. (4,075) (433,784)
Dominion Energy, Inc. (14,777) (660,089)
DoorDash, Inc., Class A (2,562) (203,602)
DoubleVerify Holdings, Inc. (1,718) (48,018)
DR Horton, Inc. (1,488) (159,915)
DraftKings, Inc., Class A (10,605) (312,211)
Driven Brands Holdings, Inc. (7,590) (95,558)
DT Midstream, Inc. (7,924) (419,338)
DTE Energy Co. (3,665) (363,861)
Duke Energy Corp. (8,254) (728,498)
Dun & Bradstreet Holdings, Inc. (17,793) (177,752)
DuPont de Nemours, Inc. (4,481) (334,238)
Dynatrace, Inc. (5,075) (237,155)
Eaton Corp. plc (915) (195,151)
Ecolab, Inc. (304) (51,498)
Edison International (7,900) (499,991)
Edwards Lifesciences Corp. (1,451) (100,525)
Elanco Animal Health, Inc. (4,161) (46,770)
Elastic NV (3,789) (307,818)
Element Solutions, Inc. (7,724) (151,468)
Eli Lilly & Co. (2,449) (1,315,430)
Emerson Electric Co. (5,336) (515,298)
Energizer Holdings, Inc. (895) (28,676)
Enhabit, Inc. (18,217) (204,941)
Enphase Energy, Inc. (1,278) (153,552)
Entegris, Inc. (1,970) (185,003)
Envestnet, Inc. (15,065) (663,312)
EPAM Systems, Inc. (438) (111,992)
Equifax, Inc. (1,823) (333,937)
Erie Indemnity Co., Class A (607) (178,331)
Essential Utilities, Inc. (7,324) (251,433)
Estee Lauder Cos., Inc. (The),
Class A (2,625) (379,444)
Etsy, Inc. (4,530) (292,547)
Eversource Energy (3,559) (206,956)
Exact Sciences Corp. (854) (58,260)
Exelon Corp. (15,716) (593,908)
ExlService Holdings, Inc. (4,523) (126,825)
Experian plc (2) (8,016) (262,184)
Exponent, Inc. (1,657) (141,839)
FactSet Research Systems, Inc. (897) (392,222)
Fastenal Co. (4,812) (262,928)
Ferrovial SE (2) (36,470) (1,114,413)
Fifth Third Bancorp (6,797) (172,168)
First Citizens BancShares, Inc.,
Class A (194) (267,739)
First Financial Bankshares, Inc. (26,578) (667,639)
First Hawaiian, Inc. (12,793) (230,914)
First Solar, Inc. (786) (127,010)
INVESTMENTS SHARES VALUE ($)
United States - (84.8)% (continued)
FirstEnergy Corp. (17,502) (598,218)
Five Below, Inc. (2,433) (391,470)
Five9, Inc. (5,968) (383,742)
Floor & Decor Holdings, Inc., Class
A (3,889) (351,955)
FMC Corp. (6,107) (408,986)
Ford Motor Co. (10,732) (133,291)
Fox Factory Holding Corp. (2,502) (247,898)
Freeport-McMoRan, Inc. (19,852) (740,281)
Freshpet, Inc. (6,402) (421,764)
Frontier Communications Parent,
Inc. (24,424) (382,236)
FTI Consulting, Inc. (2,007) (358,069)
Garmin Ltd. (2,930) (308,236)
GATX Corp. (3,880) (422,260)
General Mills, Inc. (4,772) (305,360)
Gentex Corp. (4,039) (131,429)
Glacier Bancorp, Inc. (18,218) (519,213)
Globant SA (1,710) (338,324)
Globe Life, Inc. (2,649) (288,026)
GoDaddy, Inc., Class A (1,465) (109,113)
Goldman Sachs Group, Inc. (The) (542) (175,375)
Grocery Outlet Holding Corp. (15,592) (449,829)
Guardant Health, Inc. (5,488) (162,664)
Guidewire Software, Inc. (7,254) (652,860)
Hancock Whitney Corp. (1,592) (58,888)
Hanesbrands, Inc. (97,673) (386,785)
Hanover Insurance Group, Inc.
(The) (1,712) (189,998)
Harley-Davidson, Inc. (9,943) (328,716)
Hasbro, Inc. (4,206) (278,185)
Hayward Holdings, Inc. (31,389) (442,585)
HealthEquity, Inc. (7,710) (563,216)
HEICO Corp. (900) (145,737)
Helen of Troy Ltd. (520) (60,611)
Hershey Co. (The) (2,369) (473,990)
Hertz Global Holdings, Inc. (6,795) (83,239)
Hess Corp. (6,348) (971,243)
Hilton Worldwide Holdings, Inc. (1,313) (197,186)
Home BancShares, Inc. (17,974) (376,376)
Home Depot, Inc. (The) (96) (29,007)
Honeywell International, Inc. (1,248) (230,556)
Hormel Foods Corp. (10,566) (401,825)
Howard Hughes Holdings, Inc. (3,197) (236,994)
HubSpot, Inc. (191) (94,068)
Hyatt Hotels Corp., Class A (1,332) (141,299)
ICU Medical, Inc. (788) (93,780)
IDACORP, Inc. (1,071) (100,299)
IDEX Corp. (1,737) (361,331)
IDEXX Laboratories, Inc. (569) (248,807)
Illinois Tool Works, Inc. (792) (182,406)
Illumina, Inc. (3,912) (537,039)
Inari Medical, Inc. (4,967) (324,842)
Ingersoll Rand, Inc. (2,871) (182,940)
Insulet Corp. (3,550) (566,190)
Intercontinental Exchange, Inc. (2,112) (232,362)
International Bancshares Corp. (873) (37,836)
International Flavors & Fragrances,
Inc. (7,044) (480,189)
Interpublic Group of Cos., Inc. (The) (6,542) (187,494)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (84.8)% (continued)
Intuitive Surgical, Inc. (994) (290,536)
Ionis Pharmaceuticals, Inc. (17,650) (800,603)
Iridium Communications, Inc. (12,717) (578,496)
J M Smucker Co. (The) (1,227) (150,811)
Jack Henry & Associates, Inc. (1,797) (271,599)
James Hardie Industries plc,
CHESS (2) (11,527) (301,468)
Jamf Holding Corp. (7,853) (138,684)
John Wiley & Sons, Inc., Class A (2,799) (104,039)
Johnson Controls International plc (3,681) (195,866)
JPMorgan Chase & Co. (241) (34,950)
Juniper Networks, Inc. (8,976) (249,443)
KBR, Inc. (5,972) (351,990)
Kellogg Co. (4,268) (253,989)
Kemper Corp. (3,961) (166,481)
Keurig Dr Pepper, Inc. (4,609) (145,506)
KeyCorp (14,866) (159,958)
Kinder Morgan, Inc. (35,310) (585,440)
Kinsale Capital Group, Inc. (397) (164,410)
Kirby Corp. (2,288) (189,446)
Kraft Heinz Co. (The) (13,901) (467,630)
Lamb Weston Holdings, Inc. (4,559) (421,525)
Las Vegas Sands Corp. (3,597) (164,886)
Leggett & Platt, Inc. (8,570) (217,764)
Lennox International, Inc. (772) (289,068)
Leslie's, Inc. (67,119) (379,894)
Liberty Broadband Corp., Class C (6,093) (556,413)
Lincoln National Corp. (7,138) (176,237)
Linde plc (1,745) (649,751)
Littelfuse, Inc. (436) (107,832)
Louisiana-Pacific Corp. (4,426) (244,625)
Lowe's Cos., Inc. (1,136) (236,106)
LPL Financial Holdings, Inc. (144) (34,222)
Lucid Group, Inc. (56,115) (313,683)
Lululemon Athletica, Inc. (615) (237,150)
Lumentum Holdings, Inc. (3,341) (150,946)
Lyft, Inc., Class A (24,089) (253,898)
MACOM Technology Solutions
Holdings, Inc. (3,200) (261,056)
Madison Square Garden Sports
Corp., Class A (2,233) (393,678)
Maravai LifeSciences Holdings,
Inc., Class A (9,008) (90,080)
Markel Group, Inc. (146) (214,984)
MarketAxess Holdings, Inc. (1,151) (245,900)
Marriott International, Inc., Class A (663) (130,319)
Marsh & McLennan Cos., Inc. (1,100) (209,330)
Martin Marietta Materials, Inc. (522) (214,271)
Marvell Technology, Inc. (1,232) (66,688)
Masimo Corp. (2,435) (213,501)
MasTec, Inc. (3,196) (230,016)
Mastercard, Inc., Class A (1,991) (788,256)
Match Group, Inc. (5,815) (227,803)
Mattel, Inc. (10,425) (229,663)
McCormick & Co., Inc. (Non-Voting) (5,118) (387,126)
McDonald's Corp. (1,399) (368,553)
MDU Resources Group, Inc. (8,384) (164,159)
Mercury Systems, Inc. (10,698) (396,789)
Micron Technology, Inc. (5,533) (376,410)
Mirati Therapeutics, Inc. (8,580) (373,745)
INVESTMENTS SHARES VALUE ($)
United States - (84.8)% (continued)
Mister Car Wash, Inc. (12,074) (66,528)
MKS Instruments, Inc. (522) (45,174)
Moderna, Inc. (4,659) (481,228)
Mondelez International, Inc., Class
A (8,551) (593,439)
MongoDB, Inc., Class A (665) (229,997)
Monolithic Power Systems, Inc. (280) (129,360)
Monster Beverage Corp. (2,855) (151,172)
Moody's Corp. (617) (195,077)
Morgan Stanley (8,056) (657,934)
Morningstar, Inc. (1,046) (245,015)
Motorola Solutions, Inc. (3,265) (888,863)
MP Materials Corp. (38,042) (726,602)
MSCI, Inc., Class A (1,126) (577,728)
Nasdaq, Inc. (7,703) (374,289)
Natera, Inc. (4,809) (212,798)
nCino, Inc. (5,452) (173,374)
Neogen Corp. (9,667) (179,226)
Nestle SA (Registered) (2) (6,695) (757,846)
Netflix, Inc. (1,477) (557,715)
Neurocrine Biosciences, Inc. (796) (89,550)
New Fortress Energy, Inc. (5,663) (185,633)
New Jersey Resources Corp. (5,740) (233,216)
New Relic, Inc. (496) (42,468)
New York Times Co. (The), Class A (733) (30,200)
Newell Brands, Inc. (59,949) (541,339)
Newmont Corp. (16,418) (606,645)
News Corp., Class A (5,789) (116,127)
NextEra Energy, Inc. (18,490) (1,059,291)
NIKE, Inc., Class B (5,221) (499,232)
NiSource, Inc. (4,464) (110,172)
Norfolk Southern Corp. (1,280) (252,070)
Northrop Grumman Corp. (975) (429,185)
Norwegian Cruise Line Holdings
Ltd. (4,143) (68,277)
Novanta, Inc. (1,284) (184,177)
Novocure Ltd. (13,688) (221,061)
NRG Energy, Inc. (7,374) (284,046)
Occidental Petroleum Corp. (5,948) (385,906)
Okta, Inc., Class A (4,086) (333,050)
Old National Bancorp (9,135) (132,823)
Ollie's Bargain Outlet Holdings, Inc. (2,301) (177,591)
Omnicell, Inc. (1,548) (69,722)
Omnicom Group, Inc. (1,931) (143,821)
ONEOK, Inc. (3,166) (200,819)
Opendoor Technologies, Inc. (10,590) (27,958)
Option Care Health, Inc. (6,616) (214,028)
Oracle Corp. (4,364) (462,235)
O'Reilly Automotive, Inc. (355) (322,645)
Ormat Technologies, Inc. (5,696) (398,264)
Otis Worldwide Corp. (4,071) (326,942)
Palantir Technologies, Inc., Class A (17,605) (281,680)
Papa John's International, Inc. (1,286) (87,731)
Paramount Global, Class B (27,009) (348,416)
Parker-Hannifin Corp. (770) (299,930)
Paycom Software, Inc. (832) (215,713)
Paycor HCM, Inc. (12,404) (283,183)
Paylocity Holding Corp. (1,690) (307,073)
Pegasystems, Inc. (1,157) (50,225)
Peloton Interactive, Inc., Class A (29,536) (149,157)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (84.8)% (continued)
Penumbra, Inc. (1,432) (346,415)
Perrigo Co. plc (10,960) (350,172)
Pinnacle Financial Partners, Inc. (2,113) (141,656)
Pinterest, Inc., Class A (6,324) (170,938)
Planet Fitness, Inc., Class A (3,481) (171,196)
Plug Power, Inc. (45,474) (345,602)
PNC Financial Services Group, Inc.
(The) (1,894) (232,526)
Pool Corp. (432) (153,835)
PPL Corp. (9,555) (225,116)
Primerica, Inc. (286) (55,487)
Procore Technologies, Inc. (3,064) (200,140)
Progressive Corp. (The) (6,367) (886,922)
Progyny, Inc. (1,430) (48,649)
Prosperity Bancshares, Inc. (4,749) (259,200)
PTC, Inc. (1,475) (208,978)
Public Service Enterprise Group,
Inc. (5,329) (303,273)
Quanta Services, Inc. (2,224) (416,044)
QuantumScape Corp. (8,883) (59,427)
Quest Diagnostics, Inc. (3,011) (366,920)
R1 RCM, Inc. (20,560) (309,839)
Range Resources Corp. (5,450) (176,635)
Regions Financial Corp. (7,852) (135,054)
RenaissanceRe Holdings Ltd. (992) (196,337)
Repligen Corp. (3,383) (537,931)
Republic Services, Inc., Class A (1,729) (246,400)
ResMed, Inc. (2,454) (362,873)
RH (567) (149,892)
Rivian Automotive, Inc., Class A (12,142) (294,808)
RLI Corp. (1,826) (248,135)
Robinhood Markets, Inc., Class A (23,892) (234,381)
ROBLOX Corp., Class A (12,118) (350,937)
Rockwell Automation, Inc. (1,154) (329,894)
Roku, Inc., Class A (4,269) (301,349)
Rollins, Inc. (3,884) (144,990)
Ross Stores, Inc. (917) (103,575)
Royal Caribbean Cruises Ltd. (952) (87,717)
Royal Gold, Inc. (4,744) (504,430)
Royalty Pharma plc, Class A (7,862) (213,375)
RPM International, Inc. (1,237) (117,280)
Ryan Specialty Holdings, Inc.,
Class A (9,462) (457,961)
S&P Global, Inc. (714) (260,903)
Schlumberger NV (11,030) (643,049)
Schneider Electric SE (2) (4,689) (772,710)
Scotts Miracle-Gro Co. (The) (4,308) (222,637)
Sealed Air Corp. (7,974) (262,026)
Selective Insurance Group, Inc. (2,053) (211,808)
Sempra (4,282) (291,304)
Sensient Technologies Corp. (4,845) (283,336)
SentinelOne, Inc., Class A (32,570) (549,130)
Service Corp. International (8,431) (481,747)
ServiceNow, Inc. (324) (181,103)
Sherwin-Williams Co. (The) (595) (151,755)
Shift4 Payments, Inc., Class A (1,227) (67,939)
Shockwave Medical, Inc. (1,943) (386,851)
Silicon Laboratories, Inc. (1,883) (218,221)
SiteOne Landscape Supply, Inc. (1,517) (247,954)
SiTime Corp. (3,730) (426,153)
INVESTMENTS SHARES VALUE ($)
United States - (84.8)% (continued)
Six Flags Entertainment Corp. (8,780) (206,418)
SLM Corp. (11,348) (154,560)
Smartsheet, Inc., Class A (2,009) (81,284)
Snap, Inc., Class A (67,844) (604,490)
Snowflake, Inc., Class A (1,551) (236,946)
SoFi Technologies, Inc. (20,709) (165,465)
SolarEdge Technologies, Inc. (1,100) (142,461)
Sonoco Products Co. (5,791) (314,741)
Sotera Health Co. (20,310) (304,244)
Southern Co. (The) (8,957) (579,697)
SouthState Corp. (4,129) (278,129)
Southwest Airlines Co. (11,401) (308,625)
Southwest Gas Holdings, Inc. (12,843) (775,845)
Spectrum Brands Holdings, Inc. (708) (55,472)
Spire, Inc. (5,590) (316,282)
Spirit AeroSystems Holdings, Inc.,
Class A (2,909) (46,951)
SS&C Technologies Holdings, Inc. (2,587) (135,921)
STAAR Surgical Co. (6,804) (273,385)
Starbucks Corp. (2,939) (268,243)
Stericycle, Inc. (2,274) (101,671)
Stryker Corp. (1,153) (315,080)
SunPower Corp. (17,081) (105,390)
Sunrun, Inc. (9,494) (119,245)
Sysco Corp. (3,389) (223,843)
T. Rowe Price Group, Inc. (2,044) (214,354)
Take-Two Interactive Software, Inc. (2,301) (323,037)
Tandem Diabetes Care, Inc. (12,829) (266,458)
Targa Resources Corp. (3,212) (275,333)
Teledyne Technologies, Inc. (582) (237,794)
Tempur Sealy International, Inc. (14,465) (626,913)
Tesla, Inc. (4,071) (1,018,645)
Texas Capital Bancshares, Inc. (3,113) (183,356)
Thermo Fisher Scientific, Inc. (244) (123,505)
TJX Cos., Inc. (The) (3,438) (305,569)
T-Mobile US, Inc. (6,643) (930,351)
Toast, Inc., Class A (19,619) (367,464)
Topgolf Callaway Brands Corp. (22,908) (317,047)
Toro Co. (The) (1,219) (101,299)
Tractor Supply Co. (1,533) (311,276)
Trade Desk, Inc. (The), Class A (1,703) (133,089)
Tradeweb Markets, Inc., Class A (2,285) (183,257)
Trane Technologies plc (773) (156,849)
TransDigm Group, Inc. (379) (319,546)
TransUnion (954) (68,488)
Trex Co., Inc. (6,800) (419,084)
Trimble, Inc. (4,270) (229,982)
Twilio, Inc., Class A (3,327) (194,729)
Tyler Technologies, Inc. (301) (116,228)
Uber Technologies, Inc. (10,776) (495,588)
Ubiquiti, Inc. (699) (101,565)
UGI Corp. (20,740) (477,020)
UiPath, Inc., Class A (10,537) (180,288)
Ultragenyx Pharmaceutical, Inc. (4,798) (171,049)
UMB Financial Corp. (1,933) (119,943)
Under Armour, Inc., Class A (32,330) (221,461)
Union Pacific Corp. (2,885) (587,473)
United Bankshares, Inc. (6,395) (176,438)
United Parcel Service, Inc., Class B (3,088) (481,327)
UnitedHealth Group, Inc. (815) (410,915)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (84.8)% (continued)
Unity Software, Inc. (13,922) (437,012)
Upstart Holdings, Inc. (11,845) (338,056)
US Bancorp (5,609) (185,434)
Valaris Ltd. (3,860) (289,423)
Valvoline, Inc. (10,499) (338,488)
Verisk Analytics, Inc., Class A (847) (200,095)
VF Corp. (28,077) (496,121)
Virtu Financial, Inc., Class A (7,505) (129,611)
Visa, Inc., Class A (3,259) (749,603)
Visteon Corp. (1,915) (264,404)
Vulcan Materials Co. (776) (156,768)
W R Berkley Corp. (2,724) (172,947)
Walt Disney Co. (The) (5,538) (448,855)
Warner Bros Discovery, Inc. (2,440) (26,498)
Waste Connections, Inc. (3,584) (481,331)
Waste Management, Inc. (2,995) (456,558)
Watsco, Inc. (544) (205,480)
Wayfair, Inc., Class A (2,430) (147,185)
Webster Financial Corp. (3,988) (160,756)
WEC Energy Group, Inc. (7,045) (567,475)
Wells Fargo & Co. (3,737) (152,694)
Wendy's Co. (The) (6,569) (134,073)
West Pharmaceutical Services, Inc. (516) (193,608)
Western Digital Corp. (9,545) (435,538)
Westinghouse Air Brake
Technologies Corp. (2,769) (294,262)
WEX, Inc. (523) (98,371)
Whirlpool Corp. (2,886) (385,858)
White Mountains Insurance Group
Ltd. (362) (541,440)
Williams Cos., Inc. (The) (16,965) (571,551)
Willis Towers Watson plc (1,276) (266,633)
WillScot Mobile Mini Holdings Corp. (3,360) (139,742)
Wingstop, Inc. (1,406) (252,855)
Wolfspeed, Inc. (11,834) (450,875)
WW Grainger, Inc. (380) (262,899)
Wynn Resorts Ltd. (2,627) (242,761)
XPO, Inc. (2,584) (192,921)
Xylem, Inc. (5,602) (509,950)
Zebra Technologies Corp., Class A (1,709) (404,230)
Zoetis, Inc., Class A (2,682) (466,614)
ZoomInfo Technologies, Inc., Class
A (13,099) (214,824)
Zscaler, Inc. (1,617) (251,589)
(156,805,311)
—
Zambia - (0.2)%
First Quantum Minerals Ltd. (19,468) (459,951)
TOTAL COMMON STOCKS
(Proceeds $(347,200,586)) (291,736,714)
PREFERRED STOCKS - (0.6)%
Germany - (0.6)%
Sartorius AG (Preference) (2) (2,783) (942,586)
Volkswagen AG (Preference) (2) (1,914) (219,917)
TOTAL PREFERRED STOCKS
(Proceeds $(1,419,678)) (1,162,503)
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - (0.0)% †
Canada - (0.0)% †
Cenovus Energy, Inc.,
expiring 1/1/2026
(Proceeds $–) (674) (10,778)
TOTAL SHORT POSITIONS
(Proceeds $(348,620,264)) (292,909,995)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 82.0%
(Cost $41,547,191) 151,918,743
OTHER ASSETS IN EXCESS OF
LIABILITIES - 18.0% ‡ 33,169,918
NET ASSETS - 100.0% 185,088,661
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (6,601,560) (3.6) %
Consumer Discretionary 4,883,689 2.6
Consumer Staples 3,033,518 1.6
Energy 6,362,193 3.4
Financials 6,353,917 3.4
Health Care (5,756,754) (3.1)
Industrials 18,816,321 10.2
Information Technology 6,283,268 3.4
Materials 1,648,335 0.9
Real Estate (2,412,675) (1.3)
Utilities (7,794,317) (4.2)
Investment Companies 102,214,553 55.3
U.S. Treasury Obligations 24,888,255 13.4
Total Investments In Securities
At Value 151,918,743 82.0
Other Assets in Excess of
Liabilities ‡ 33,169,918 18.0
Net Assets
$ 185,088,661 100.0%

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2023 amounted to $304,198,233, which is inclusive of rehypothecated amounts disclosed below; additional securities sold but not yet settled totaling $268,926 were also segregated. In addition, $10,884,030 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2023 amounted to $(755,988), which represents
(0.41)% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2023 amounted to $69,612,575; additional securities sold but not yet settled totaling $268,926 were also rehypothecated.
(d) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2023 in accordance with procedures approved by the
Board of Trustees. Total value of all such securities at September 30, 2023 amounted to $0, which represents 0.00% of net assets of the Fund.
(e) Represents 7-day effective yield as of September 30, 2023.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2023 amounted to $(3,333), which represents (0.00)% of net assets of the Fund.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Forward effective interest rate swap contracts outstanding as of September 30, 2023:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 0.50% Annual 3/23/2026 JPY 6,134,000,000 $ 148,014 $ (18,366) $ 129,648
Pay 1D TONAR Annual 1.00% Annual 12/20/2033 JPY 750,000,000 126,301 (118,494) 7,807
Pay 3M BBR Qtrly 4.50% Qtrly 12/11/2025 AUD 36,000,000 54,821 34,040 88,861
Receive 1D CORRA Semi 3.50% Semi 12/19/2033 CAD 2,100,000 (1,966) 79,741 77,775
Receive 1D CORRA Semi 4.00% Semi 3/20/2034 CAD 2,600,000 (10,605) 25,394 14,789
Receive 1D CORRA Semi 3.50% Semi 3/20/2034 CAD 400,000 6,966 6,930 13,896
Receive 1D SOFR Annual 4.19% Annual 12/22/2025 USD 49,900,000 (101,245) 685,672 584,427
Receive 1D SOFR Annual 3.50% Annual 3/20/2026 USD 42,300,000 738,699 136,427 875,126
Receive 1D SONIA Annual 4.00% Annual 3/20/2034 GBP 5,800,000 164,382 (1,719) 162,663
Receive 1D TONAR Annual 0.00% Annual 12/22/2025 JPY 6,782,400,000 82,892 156,935 239,827
Receive 1D TONAR Annual 1.00% Annual 3/21/2034 JPY 882,100,000 (5,194) 19,501 14,307
Receive 3M BBR Qtrly 4.00% Qtrly 12/11/2025 AUD 11,100,000 24,856 14,590 39,446
Receive 3M STIBOR Qtrly 3.50% Annual 12/17/2025 SEK 134,000,000 (7,658) 106,075 98,417
Receive 3M STIBOR Qtrly 3.50% Annual 3/18/2026 SEK 217,300,000 91,111 24,319 115,430
Receive 6M EURIBOR Semi 3.55% Annual 12/22/2025 EUR 205,500,000 (461,383) 1,017,844 556,461
Receive 6M EURIBOR Semi 3.25% Annual 3/20/2026 EUR 95,700,000 364,537 186,679 551,216
Receive 6M NIBOR Semi 4.50% Annual 3/18/2026 NOK 201,000,000 67,626 (13,948) 53,678
1,282,154 2,341,620 3,623,774
Pay 1D CORRA Semi 4.50% Semi 12/18/2025 CAD 5,200,000 (30,227) 763 (29,464)
Pay 1D CORRA Semi 4.00% Semi 12/18/2025 CAD 3,300,000 (13,100) (28,186) (41,286)
Pay 1D CORRA Semi 4.50% Semi 3/18/2026 CAD 36,800,000 (145,319) 906 (144,413)
Pay 1D SARON Annual 1.50% Annual 3/20/2026 CHF 48,600,000 (230,776) 62,475 (168,301)
Pay 1D SOFR Annual 3.48% Annual 12/20/2033 USD 12,300,000 (227,470) (527,572) (755,042)
Pay 1D SOFR Annual 3.25% Annual 3/20/2034 USD 10,800,000 (567,229) (251,482) (818,711)
Pay 1D SONIA Annual 4.25% Annual 12/22/2025 GBP 5,900,000 (265,877) 157,459 (108,418)
Pay 1D SONIA Annual 4.75% Annual 3/20/2026 GBP 27,400,000 (261,912) 137,302 (124,610)
Pay 1D SONIA Annual 4.25% Annual 3/20/2034 GBP 4,000,000 57,738 (71,720) (13,982)
Pay 1D TONAR Annual 0.50% Annual 12/20/2033 JPY 693,300,000 (80,782) (124,891) (205,673)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 5.50% Semi 12/10/2025 NZD 25,700,000 $ 67,965 $ (114,357) $ (46,392)
Pay 3M BBR Qtrly 3.50% Qtrly 12/11/2025 AUD 11,400,000 (28,984) (82,308) (111,292)
Pay 3M BBR Qtrly 5.50% Semi 3/11/2026 NZD 41,100,000 93,019 (119,648) (26,629)
Pay 3M BBR Qtrly 4.00% Qtrly 3/12/2026 AUD 1,500,000 – (5,094) (5,094)
Pay 6M BBR Semi 4.00% Semi 12/08/2033 AUD 8,100,000 (181,646) (138,725) (320,371)
Pay 6M BBR Semi 4.50% Semi 3/09/2034 AUD 9,300,000 22,807 (159,954) (137,147)
Pay 6M EURIBOR Semi 3.13% Annual 12/20/2033 EUR 31,200,000 278,920 (950,045) (671,125)
Pay 6M EURIBOR Semi 3.00% Annual 3/20/2034 EUR 11,800,000 (150,992) (212,525) (363,517)
Receive 1D SONIA Annual 5.25% Annual 3/20/2026 GBP 17,500,000 (157,539) 35,921 (121,618)
Receive 3M STIBOR Qtrly 4.00% Annual 12/17/2025 SEK 7,000,000 (863) 16 (847)
Receive 3M STIBOR Qtrly 4.00% Annual 3/18/2026 SEK 431,000,000 (122,384) (14,875) (137,259)
Receive 6M NIBOR Semi 5.00% Annual 12/17/2025 NOK 18,000,000 (8,249) 1,366 (6,883)
Receive 6M NIBOR Semi 5.00% Annual 3/18/2026 NOK 5,000,000 (2,911) (39) (2,950)
(1,955,811) (2,405,213) (4,361,024)
$ (673,657) $ (63,593) $ (737,250)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2023 were as follows:
1 Day Canadian Overnight Repo Rate Average (”CORRA”): 5.02%
1 Day Secured Overnight Financing Rate (''SOFR''): 5.31%
1 Day Sterling Overnight Index Average (''SONIA''): 5.19%
1 Day Swiss Average Rate Overnight (“SARON”): 1.71%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.06%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 4.14%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 4.06%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 4.40%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 4.13%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 5.03%
Total return swap contracts outstanding as of September 30, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 10/20/2023 EUR (11,391,900) $ 163,954
163,954
Hang Seng Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/30/2023 HKD (894,450) (1,542)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 10/18/2023 BRL 16,762,746 $ (96,029)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 12/15/2023 CHF 220,040 (3,546)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/18/2023 TWD 98,202,000 (67,592)
(168,709)
$ (4,755)
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
IBEX 35 Index 72 10/2023 EUR $ 7,185,917 $ (12,840)
LME Aluminum Base Metal 1 10/2023 USD 58,486 3,839
LME Aluminum Base Metal 1 10/2023 USD 58,461 2,521
LME Aluminum Base Metal 1 10/2023 USD 58,568 3,042
LME Aluminum Base Metal 2 10/2023 USD 117,166 6,905
LME Aluminum Base Metal 2 10/2023 USD 116,950 4,319
LME Aluminum Base Metal 3 10/2023 USD 175,181 11,247
LME Aluminum Base Metal 3 10/2023 USD 175,200 12,629
LME Aluminum Base Metal 3 10/2023 USD 175,219 5,710
LME Aluminum Base Metal 3 10/2023 USD 175,163 14,259
LME Copper Base Metal 1 10/2023 USD 205,738 (4,271)
LME Copper Base Metal 1 10/2023 USD 206,163 (8,965)
LME Copper Base Metal 1 10/2023 USD 205,975 (5,771)
LME Copper Base Metal 2 10/2023 USD 411,292 (4,564)
LME Copper Base Metal 2 10/2023 USD 411,384 (7,916)
LME Copper Base Metal 3 10/2023 USD 618,394 (10,182)
LME Copper Base Metal 3 10/2023 USD 618,619 (24,664)
LME Copper Base Metal 3 10/2023 USD 617,925 (12,833)
LME Nickel Base Metal 1 10/2023 USD 110,845 (15,416)
LME Nickel Base Metal 1 10/2023 USD 110,800 (14,341)
LME Zinc Base Metal 1 10/2023 USD 66,122 7,130
LME Zinc Base Metal 1 10/2023 USD 66,131 7,147
LME Zinc Base Metal 1 10/2023 USD 66,144 6,580
LME Zinc Base Metal 2 10/2023 USD 132,263 12,894
LME Zinc Base Metal 2 10/2023 USD 132,282 8,396
NY Harbor ULSD 14 10/2023 USD 1,940,753 6,798
RBOB Gasoline 15 10/2023 USD 1,511,685 (155,589)
SGX FTSE China A50 Index 86 10/2023 USD 1,083,428 (1,821)
SGX FTSE Taiwan Index 96 10/2023 USD 5,472,000 44,752
WTI Crude Oil 179 10/2023 USD 16,251,410 (9,776)
LME Aluminum Base Metal 1 11/2023 USD 58,663 3,397
LME Aluminum Base Metal 1 11/2023 USD 58,703 4,538
LME Aluminum Base Metal 1 11/2023 USD 58,663 3,710
LME Copper Base Metal 1 11/2023 USD 206,501 (2,622)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 11/2023 USD $ 206,419 $ (1,634)
LME Copper Base Metal 1 11/2023 USD 206,435 1,535
LME Copper Base Metal 1 11/2023 USD 206,398 (7,230)
LME Copper Base Metal 6 11/2023 USD 1,239,600 (22,238)
LME Nickel Base Metal 1 11/2023 USD 111,390 (12,153)
LME Nickel Base Metal 1 11/2023 USD 111,408 (11,325)
LME Zinc Base Metal 1 11/2023 USD 66,231 8,447
LME Zinc Base Metal 1 11/2023 USD 66,236 7,183
LME Zinc Base Metal 1 11/2023 USD 66,218 8,871
LME Zinc Base Metal 2 11/2023 USD 132,543 10,866
LME Zinc Base Metal 2 11/2023 USD 132,425 18,399
LME Zinc Base Metal 3 11/2023 USD 198,713 23,185
LME Zinc Base Metal 3 11/2023 USD 198,581 27,104
Low Sulphur Gasoil 23 11/2023 USD 2,222,375 60,352
Soybean 72 11/2023 USD 4,590,000 (275,937)
Australia 10 Year Bond 692 12/2023 AUD 49,876,214 (1,331,085)
Canada 10 Year Bond 24 12/2023 CAD 2,036,091 (12,152)
Cocoa 4 12/2023 GBP 143,923 11,807
Cocoa 6 12/2023 USD 205,080 (6,689)
Corn 22 12/2023 USD 524,425 (8,100)
DJIA CBOT E-Mini Index 2 12/2023 USD 337,250 (12,418)
Euro STOXX 50 Index 103 12/2023 EUR 4,578,019 (83,594)
FTSE/MIB Index 137 12/2023 EUR 20,483,008 (201,491)
Japan 10 Year Bond 10 12/2023 JPY 9,702,891 (71,391)
KOSPI 200 Index 37 12/2023 KRW 2,255,262 (51,090)
Lean Hogs 2 12/2023 USD 57,420 (3,549)
Live Cattle 6 12/2023 USD 451,020 (3,311)
LME Aluminum Base Metal 1 12/2023 USD 58,721 3,077
LME Aluminum Base Metal 1 12/2023 USD 58,864 4,036
LME Aluminum Base Metal 1 12/2023 USD 58,763 3,314
LME Aluminum Base Metal 1 12/2023 USD 58,813 4,185
LME Aluminum Base Metal 2 12/2023 USD 117,725 7,320
LME Aluminum Base Metal 2 12/2023 USD 117,625 6,280
LME Aluminum Base Metal 5 12/2023 USD 294,375 18,985
LME Copper Base Metal 1 12/2023 USD 206,600 (28)
LME Copper Base Metal 1 12/2023 USD 206,751 4,407
LME Copper Base Metal 1 12/2023 USD 206,700 (2,678)
LME Copper Base Metal 1 12/2023 USD 206,675 697
LME Copper Base Metal 1 12/2023 USD 206,757 (4,246)
LME Copper Base Metal 1 12/2023 USD 206,678 (950)
LME Copper Base Metal 2 12/2023 USD 413,529 (226)
LME Copper Base Metal 4 12/2023 USD 827,000 (15,311)
LME Copper Base Metal 5 12/2023 USD 1,033,093 (32,171)
LME Nickel Base Metal 1 12/2023 USD 112,164 (1,749)
LME Nickel Base Metal 1 12/2023 USD 111,966 (3,717)
LME Nickel Base Metal 1 12/2023 USD 111,954 (7,959)
LME Nickel Base Metal 1 12/2023 USD 111,903 (8,400)
LME Nickel Base Metal 1 12/2023 USD 111,756 (11,847)
LME Nickel Base Metal 1 12/2023 USD 111,960 (6,063)
LME Nickel Base Metal 1 12/2023 USD 111,991 (3,800)
LME Zinc Base Metal 1 12/2023 USD 66,340 3,541
LME Zinc Base Metal 1 12/2023 USD 66,244 3,696
LME Zinc Base Metal 1 12/2023 USD 66,350 3,888
LME Zinc Base Metal 1 12/2023 USD 66,319 5,505
LME Zinc Base Metal 1 12/2023 USD 66,361 3,084
LME Zinc Base Metal 1 12/2023 USD 66,211 2,258

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 2 12/2023 USD $ 132,626 $ 9,477
LME Zinc Base Metal 4 12/2023 USD 264,970 13,046
LME Zinc Base Metal 15 12/2023 USD 994,781 53,940
MEX BOLSA Index 1 12/2023 MXN 29,628 (728)
MSCI Emerging Markets E-Mini Index 11 12/2023 USD 525,525 (15,620)
Silver 15 12/2023 USD 1,683,750 (113,941)
Soybean Meal 1 12/2023 USD 38,120 (1,362)
Soybean Oil 2 12/2023 USD 66,996 (5,797)
SPI 200 Index 83 12/2023 AUD 9,453,583 (240,789)
TOPIX Index 223 12/2023 JPY 34,672,143 (527,085)
Sugar No. 11 5 2/2024 USD 148,288 (2,105)
3 Month SARON 3 6/2024 CHF 804,733 644
3 Month SARON 2 9/2024 CHF 536,516 395
3 Month SARON 2 12/2024 CHF 536,707 264
3 Month SARON 2 3/2025 CHF 537,117 359
(2,913,570)
Short Contracts
Brent Crude Oil (173) 10/2023 USD (15,950,600) 108,111
CAC 40 10 Euro Index (76) 10/2023 EUR (5,746,302) 50,342
FTSE Bursa Malaysia KLCI Index (25) 10/2023 MYR (379,905) 4,525
Hang Seng Index (10) 10/2023 HKD (1,142,199) (11,172)
HSCEI (87) 10/2023 HKD (3,433,472) (24,733)
IFSC NIFTY 50 Index (59) 10/2023 USD (2,325,839) 7,489
LME Aluminum Base Metal (1) 10/2023 USD (58,486) (3,711)
LME Aluminum Base Metal (1) 10/2023 USD (58,461) (2,324)
LME Aluminum Base Metal (1) 10/2023 USD (58,568) (3,086)
LME Aluminum Base Metal (2) 10/2023 USD (116,950) (5,647)
LME Aluminum Base Metal (2) 10/2023 USD (117,166) (6,773)
LME Aluminum Base Metal (3) 10/2023 USD (175,163) (14,063)
LME Aluminum Base Metal (3) 10/2023 USD (175,181) (12,184)
LME Aluminum Base Metal (3) 10/2023 USD (175,219) (5,146)
LME Aluminum Base Metal (3) 10/2023 USD (175,200) (10,649)
LME Copper Base Metal (1) 10/2023 USD (205,975) 5,397
LME Copper Base Metal (1) 10/2023 USD (206,163) 10,069
LME Copper Base Metal (1) 10/2023 USD (205,738) 2,710
LME Copper Base Metal (2) 10/2023 USD (411,292) 4,736
LME Copper Base Metal (2) 10/2023 USD (411,384) 8,611
LME Copper Base Metal (3) 10/2023 USD (618,619) 25,907
LME Copper Base Metal (3) 10/2023 USD (617,925) 12,297
LME Copper Base Metal (3) 10/2023 USD (618,394) 13,586
LME Nickel Base Metal (1) 10/2023 USD (110,800) 13,967
LME Nickel Base Metal (1) 10/2023 USD (110,845) 16,934
LME Zinc Base Metal (1) 10/2023 USD (66,144) (6,519)
LME Zinc Base Metal (1) 10/2023 USD (66,122) (7,325)
LME Zinc Base Metal (1) 10/2023 USD (66,131) (6,469)
LME Zinc Base Metal (2) 10/2023 USD (132,282) (8,625)
LME Zinc Base Metal (2) 10/2023 USD (132,263) (13,454)
MSCI Singapore Index (133) 10/2023 SGD (2,779,184) (43,596)
Natural Gas (148) 10/2023 USD (4,334,920) 56,746
OMXS30 Index (316) 10/2023 SEK (6,247,374) 43,626
LME Aluminum Base Metal (1) 11/2023 USD (58,703) (4,619)
LME Aluminum Base Metal (1) 11/2023 USD (58,663) (3,413)
LME Aluminum Base Metal (1) 11/2023 USD (58,663) (3,510)
LME Copper Base Metal (1) 11/2023 USD (206,419) 2,240
LME Copper Base Metal (1) 11/2023 USD (206,501) 2,271
LME Copper Base Metal (1) 11/2023 USD (206,435) (756)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 11/2023 USD $ (206,398) $ 7,061
LME Copper Base Metal (6) 11/2023 USD (1,239,600) 24,451
LME Nickel Base Metal (1) 11/2023 USD (111,390) 12,885
LME Nickel Base Metal (1) 11/2023 USD (111,408) 11,708
LME Zinc Base Metal (1) 11/2023 USD (66,236) (6,731)
LME Zinc Base Metal (1) 11/2023 USD (66,231) (8,255)
LME Zinc Base Metal (1) 11/2023 USD (66,218) (8,602)
LME Zinc Base Metal (2) 11/2023 USD (132,543) (10,873)
LME Zinc Base Metal (2) 11/2023 USD (132,425) (18,153)
LME Zinc Base Metal (3) 11/2023 USD (198,713) (22,438)
LME Zinc Base Metal (3) 11/2023 USD (198,581) (25,979)
100 oz Gold (59) 12/2023 USD (11,009,990) 682,443
Australia 3 Year Bond (58) 12/2023 AUD (3,930,445) 31,215
Coffee 'C' (1) 12/2023 USD (54,806) 5,547
Copper (16) 12/2023 USD (1,495,000) (1,538)
Cotton No. 2 (8) 12/2023 USD (348,600) (22,760)
DAX Index (23) 12/2023 EUR (9,438,547) 221,081
Euro-Bobl (31) 12/2023 EUR (3,790,400) 46,531
Euro-BTP (16) 12/2023 EUR (1,853,655) 85,900
Euro-Bund (391) 12/2023 EUR (53,074,467) 1,347,858
Euro-Buxl (5) 12/2023 EUR (643,548) 58,318
Euro-OAT (16) 12/2023 EUR (2,078,807) 57,839
Euro-Schatz (99) 12/2023 EUR (10,988,020) 31,777
FTSE 100 Index (9) 12/2023 GBP (842,345) 11,186
FTSE/JSE Top 40 Index (5) 12/2023 ZAR (178,121) 381
KC HRW Wheat (3) 12/2023 USD (99,563) 8,763
LME Aluminum Base Metal (1) 12/2023 USD (58,813) (4,224)
LME Aluminum Base Metal (1) 12/2023 USD (58,864) (3,979)
LME Aluminum Base Metal (1) 12/2023 USD (58,721) (2,948)
LME Aluminum Base Metal (1) 12/2023 USD (58,763) (3,240)
LME Aluminum Base Metal (2) 12/2023 USD (117,725) (7,674)
LME Aluminum Base Metal (5) 12/2023 USD (294,375) (18,509)
LME Aluminum Base Metal (26) 12/2023 USD (1,529,125) (100,989)
LME Copper Base Metal (1) 12/2023 USD (206,678) 883
LME Copper Base Metal (1) 12/2023 USD (206,675) (690)
LME Copper Base Metal (1) 12/2023 USD (206,757) 3,138
LME Copper Base Metal (1) 12/2023 USD (206,751) (3,761)
LME Copper Base Metal (1) 12/2023 USD (206,600) (133)
LME Copper Base Metal (1) 12/2023 USD (206,700) 2,735
LME Copper Base Metal (2) 12/2023 USD (413,529) 1,080
LME Copper Base Metal (5) 12/2023 USD (1,033,093) 34,153
LME Copper Base Metal (18) 12/2023 USD (3,721,500) 48,576
LME Nickel Base Metal (1) 12/2023 USD (111,954) 7,568
LME Nickel Base Metal (1) 12/2023 USD (112,164) 1,640
LME Nickel Base Metal (1) 12/2023 USD (111,960) 6,378
LME Nickel Base Metal (1) 12/2023 USD (111,991) 3,979
LME Nickel Base Metal (1) 12/2023 USD (111,903) 8,170
LME Nickel Base Metal (1) 12/2023 USD (111,756) 12,753
LME Nickel Base Metal (1) 12/2023 USD (111,966) 3,617
LME Nickel Base Metal (11) 12/2023 USD (1,231,626) 93,119
LME Zinc Base Metal (1) 12/2023 USD (66,340) (4,042)
LME Zinc Base Metal (1) 12/2023 USD (66,319) (5,322)
LME Zinc Base Metal (1) 12/2023 USD (66,244) (4,022)
LME Zinc Base Metal (1) 12/2023 USD (66,350) (4,103)
LME Zinc Base Metal (1) 12/2023 USD (66,211) (2,270)
LME Zinc Base Metal (1) 12/2023 USD (66,361) (3,238)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (2) 12/2023 USD $ (132,626) $ (10,081)
LME Zinc Base Metal (4) 12/2023 USD (264,970) (12,444)
LME Zinc Base Metal (15) 12/2023 USD (994,781) (80,156)
Long Gilt (1) 12/2023 GBP (114,433) 487
MSCI EAFE E-Mini Index (7) 12/2023 USD (714,525) 23,222
Palladium (1) 12/2023 USD (125,600) (1,742)
Russell 2000 E-Mini Index (3) 12/2023 USD (269,790) 11,248
S&P 500 E-Mini Index (175) 12/2023 USD (37,848,125) 1,326,637
S&P/TSX 60 Index (50) 12/2023 CAD (8,660,409) 274,937
SET50 Index (308) 12/2023 THB (1,525,261) 33,112
U.S. Treasury 10 Year Note (106) 12/2023 USD (11,451,313) 95,635
U.S. Treasury 2 Year Note (68) 12/2023 USD (13,783,812) 19,064
U.S. Treasury 5 Year Note (55) 12/2023 USD (5,793,047) 38,493
U.S. Treasury Long Bond (19) 12/2023 USD (2,163,625) 119,137
U.S. Treasury Ultra Bond (15) 12/2023 USD (1,784,531) 119,367
Wheat (19) 12/2023 USD (514,425) 122,009
Aluminum (2) 1/2024 USD (117,925) (5,742)
3 Month Canadian Bankers Acceptance (28) 3/2024 CAD (4,861,734) 17,849
3 Month Euro Euribor (11) 3/2024 EUR (2,792,594) 3,995
90-Day Australian Bank Bill (8) 3/2024 AUD (5,088,270) (981)
90-Day New Zealand Bill (7) 3/2024 NZD (4,134,486) 843
3 Month Canadian Bankers Acceptance (24) 6/2024 CAD (4,169,851) 27,637
3 Month Euro Euribor (10) 6/2024 EUR (2,542,422) 8,329
3 Month SOFR (22) 6/2024 USD (5,204,100) 16,470
3 Month SONIA (3) 6/2024 GBP (865,707) (3,978)
90-Day Australian Bank Bill (13) 6/2024 AUD (8,267,834) (287)
90-Day New Zealand Bill (6) 6/2024 NZD (3,543,931) 2,067
3 Month Canadian Bankers Acceptance (26) 9/2024 CAD (4,528,824) 24,446
3 Month Euro Euribor (10) 9/2024 EUR (2,547,708) 6,454
3 Month SOFR (19) 9/2024 USD (4,503,713) 21,278
3 Month SONIA (5) 9/2024 GBP (1,444,446) (7,915)
90-Day Australian Bank Bill (21) 9/2024 AUD (13,356,710) 2,212
90-Day New Zealand Bill (7) 9/2024 NZD (4,135,994) 2,465
3 Month Canadian Bankers Acceptance (24) 12/2024 CAD (4,188,625) 10,454
3 Month Euro Euribor (8) 12/2024 EUR (2,042,818) 3,181
3 Month SOFR (17) 12/2024 USD (4,041,325) 25,379
3 Month SONIA (5) 12/2024 GBP (1,447,191) (4,743)
90-Day Australian Bank Bill (20) 12/2024 AUD (12,723,469) 5,927
3 Month Euro Euribor (6) 3/2025 EUR (1,534,572) 933
3 Month SOFR (14) 3/2025 USD (3,339,350) 21,607
3 Month SONIA (4) 3/2025 GBP (1,160,193) (2,534)
3 Month Euro Euribor (6) 6/2025 EUR (1,536,237) 1,670
3 Month SOFR (13) 6/2025 USD (3,109,925) 17,147
3 Month SONIA (4) 6/2025 GBP (1,162,450) (135)
3 Month Euro Euribor (6) 9/2025 EUR (1,537,109) 2,995
3 Month SOFR (13) 9/2025 USD (3,116,263) 17,444
3 Month SONIA (3) 9/2025 GBP (873,073) (2,992)
3 Month SOFR (12) 12/2025 USD (2,879,700) 10,370
3 Month SONIA (3) 12/2025 GBP (874,080) (2,290)
5,068,530
$ 2,154,960

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
Forward foreign currency exchange contracts outstanding as of September 30, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,996,375 USD 1,930,087 CITI 12/20/2023 $ 1,807
AUD 2,996,374 USD 1,930,076 JPMC 12/20/2023 1,817
BRL 419,000 USD 82,226 CITI
**
12/20/2023 313
BRL 419,000 USD 82,226 JPMC
**
12/20/2023 313
CAD 1,842,330 USD 1,356,594 CITI 12/20/2023 1,547
CAD 1,842,330 USD 1,356,587 JPMC 12/20/2023 1,554
CNY 11,784,151 USD 1,616,819 CITI
**
12/20/2023 3,648
CNY 11,784,147 USD 1,616,810 JPMC
**
12/20/2023 3,655
CZK 1,000,000 USD 43,210 CITI 12/20/2023 41
CZK 1,000,000 USD 43,209 JPMC 12/20/2023 41
HUF 50,000,000 USD 133,365 CITI 12/20/2023 652
HUF 50,000,000 USD 133,364 JPMC 12/20/2023 653
ILS 30,500 USD 8,005 CITI 12/20/2023 24
ILS 30,500 USD 8,005 JPMC 12/20/2023 24
INR 43,897,161 USD 525,760 CITI
**
12/20/2023 409
INR 43,897,161 USD 525,757 JPMC
**
12/20/2023 411
MXN 25,502,752 USD 1,428,337 CITI 12/20/2023 15,496
MXN 25,502,750 USD 1,428,330 JPMC 12/20/2023 15,502
NOK 26,372,484 USD 2,462,321 CITI 12/20/2023 8,670
NOK 26,372,482 USD 2,462,309 JPMC 12/20/2023 8,682
NZD 2,888,000 USD 1,713,300 CITI 12/20/2023 17,680
NZD 2,888,000 USD 1,713,292 JPMC 12/20/2023 17,690
SEK 50,484,500 USD 4,589,651 CITI 12/20/2023 49,912
SEK 50,484,500 USD 4,589,628 JPMC 12/20/2023 49,935
SGD 118,000 USD 86,478 CITI 12/20/2023 156
SGD 118,000 USD 86,478 JPMC 12/20/2023 157
USD 1,028,045 AUD 1,587,500 CITI 12/20/2023 4,514
USD 1,028,051 AUD 1,587,500 JPMC 12/20/2023 4,520
USD 42,634 BRL 213,706 CITI
**
12/20/2023 536
USD 42,634 BRL 213,704 JPMC
**
12/20/2023 536
USD 691,017 CAD 936,986 CITI 12/20/2023 284
USD 691,019 CAD 936,984 JPMC 12/20/2023 288
USD 21,838,567 CHF 19,187,503 CITI 12/20/2023 687,281
USD 21,838,669 CHF 19,187,497 JPMC 12/20/2023 687,390
USD 7,086 CLP 6,175,502 CITI
**
12/20/2023 179
USD 7,086 CLP 6,175,498 JPMC
**
12/20/2023 179
USD 623,011 CNY 4,509,418 CITI
**
12/20/2023 2,910
USD 623,014 CNY 4,509,416 JPMC
**
12/20/2023 2,914
USD 9,019 COP 37,283,626 CITI
**
12/20/2023 61
USD 9,019 COP 37,283,625 JPMC
**
12/20/2023 61
USD 95,793 CZK 2,149,000 CITI 12/20/2023 2,847
USD 95,793 CZK 2,149,000 JPMC 12/20/2023 2,847
USD 7,835,728 EUR 7,287,003 CITI 12/20/2023 102,284
USD 7,835,761 EUR 7,286,997 JPMC 12/20/2023 102,323
USD 1,788,711 GBP 1,435,002 CITI 12/20/2023 36,868
USD 1,788,715 GBP 1,434,998 JPMC 12/20/2023 36,877
USD 349,905 HKD 2,734,500 CITI 12/20/2023 123
USD 349,907 HKD 2,734,500 JPMC 12/20/2023 124
USD 124,668 HUF 45,330,502 CITI 12/20/2023 3,167
USD 124,669 HUF 45,330,498 JPMC 12/20/2023 3,168
USD 523,163 IDR 8,005,151,003 CITI
**
12/20/2023 6,566
USD 523,165 IDR 8,005,150,997 JPMC
**
12/20/2023 6,569
USD 996,371 ILS 3,767,978 CITI 12/20/2023 4,500
USD 996,374 ILS 3,767,969 JPMC 12/20/2023 4,504
USD 722,521 INR 59,879,001 CITI
**
12/20/2023 4,788

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 722,525 INR 59,878,999 JPMC
**
12/20/2023 $ 4,792
USD 20,648,967 JPY 2,973,873,510 CITI 12/20/2023 482,360
USD 20,649,070 JPY 2,973,873,498 JPMC 12/20/2023 482,463
USD 4,122,186 KRW 5,448,460,005 CITI
**
12/20/2023 76,819
USD 4,122,207 KRW 5,448,459,995 JPMC
**
12/20/2023 76,840
USD 604,148 MXN 10,500,000 CITI 12/20/2023 9,693
USD 604,151 MXN 10,500,000 JPMC 12/20/2023 9,696
USD 728,522 NOK 7,721,626 CITI 12/20/2023 5,039
USD 728,526 NOK 7,721,623 JPMC 12/20/2023 5,042
USD 777,360 PLN 3,357,000 CITI 12/20/2023 11,324
USD 777,363 PLN 3,357,000 JPMC 12/20/2023 11,328
USD 6,373,451 SGD 8,621,500 CITI 12/20/2023 43,605
USD 6,373,483 SGD 8,621,500 JPMC 12/20/2023 43,637
USD 1,015,940 TWD 32,190,000 CITI
**
12/20/2023 12,316
USD 1,015,945 TWD 32,190,000 JPMC
**
12/20/2023 12,321
USD 873,000 ZAR 16,473,750 CITI 12/20/2023 9,061
USD 873,005 ZAR 16,473,748 JPMC 12/20/2023 9,064
ZAR 10,929,502 USD 563,830 CITI 12/20/2023 9,349
ZAR 10,929,500 USD 563,827 JPMC 12/20/2023 9,352
Total unrealized appreciation 3,234,098
AUD 1,513,208 USD 976,652 CITI 12/20/2023 (1,020)
AUD 1,513,208 USD 976,647 JPMC 12/20/2023 (1,015)
BRL 13,430,804 USD 2,680,289 CITI
**
12/20/2023 (34,543)
BRL 13,430,804 USD 2,680,275 JPMC
**
12/20/2023 (34,530)
CAD 7,206,671 USD 5,347,371 CITI 12/20/2023 (34,708)
CAD 7,206,669 USD 5,347,343 JPMC 12/20/2023 (34,681)
CHF 42,501 USD 48,503 CITI 12/20/2023 (1,652)
CHF 42,499 USD 48,501 JPMC 12/20/2023 (1,652)
CNY 8,502,389 USD 1,173,080 CITI
**
12/20/2023 (3,897)
CNY 8,502,386 USD 1,173,074 JPMC
**
12/20/2023 (3,892)
CZK 10,000,000 USD 437,529 CITI 12/20/2023 (5,020)
CZK 10,000,000 USD 437,526 JPMC 12/20/2023 (5,017)
DKK 1,397,500 USD 204,384 CITI 12/20/2023 (5,357)
DKK 1,397,500 USD 204,383 JPMC 12/20/2023 (5,356)
EUR 21,516,799 USD 23,342,689 CITI 12/20/2023 (507,658)
EUR 21,516,793 USD 23,342,566 JPMC 12/20/2023 (507,540)
GBP 11,302,005 USD 14,191,142 CITI 12/20/2023 (393,711)
GBP 11,301,995 USD 14,191,058 JPMC 12/20/2023 (393,641)
HUF 260,000,000 USD 709,115 CITI 12/20/2023 (12,230)
HUF 260,000,000 USD 709,112 JPMC 12/20/2023 (12,226)
INR 28,834,341 USD 347,383 CITI
**
12/20/2023 (1,763)
INR 28,834,337 USD 347,381 JPMC
**
12/20/2023 (1,761)
JPY 395,000,000 USD 2,706,422 CITI 12/20/2023 (27,826)
JPY 395,000,000 USD 2,706,409 JPMC 12/20/2023 (27,811)
KRW 1,799,999,999 USD 1,360,031 CITI
**
12/20/2023 (23,570)
KRW 1,800,000,000 USD 1,360,053 JPMC
**
12/20/2023 (23,591)
MXN 29,502,750 USD 1,718,285 CITI 12/20/2023 (47,992)
MXN 29,502,748 USD 1,718,276 JPMC 12/20/2023 (47,985)
NOK 50,300,019 USD 4,737,888 CITI 12/20/2023 (24,986)
NOK 50,300,015 USD 4,737,864 JPMC 12/20/2023 (24,962)
NZD 139,500 USD 83,623 CITI 12/20/2023 (11)
NZD 139,500 USD 83,623 JPMC 12/20/2023 (10)
PLN 5,433,500 USD 1,308,248 CITI 12/20/2023 (68,376)
PLN 5,433,500 USD 1,308,242 JPMC 12/20/2023 (68,368)
SEK 4,000,000 USD 369,742 CITI 12/20/2023 (2,139)
SEK 4,000,000 USD 369,740 JPMC 12/20/2023 (2,137)
SGD 747,500 USD 550,764 CITI 12/20/2023 (1,954)
SGD 747,500 USD 550,761 JPMC 12/20/2023 (1,951)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
TWD 17,734,502 USD 561,016 CITI
**
12/20/2023 $ (8,087)
TWD 17,734,498 USD 561,013 JPMC
**
12/20/2023 (8,085)
USD 401,356 AUD 624,500 CITI 12/20/2023 (1,286)
USD 401,358 AUD 624,500 JPMC 12/20/2023 (1,285)
USD 230,134 CAD 312,515 CITI 12/20/2023 (248)
USD 230,135 CAD 312,515 JPMC 12/20/2023 (248)
USD 808,957 CHF 735,000 CITI 12/20/2023 (1,268)
USD 808,961 CHF 735,000 JPMC 12/20/2023 (1,264)
USD 110,820 CLP 100,000,000 CITI
**
12/20/2023 (1,026)
USD 110,820 CLP 100,000,000 JPMC
**
12/20/2023 (1,026)
USD 78,110 CNY 569,286 CITI
**
12/20/2023 (173)
USD 78,111 CNY 569,288 JPMC
**
12/20/2023 (173)
USD 26,557 COP 111,850,877 CITI
**
12/20/2023 (318)
USD 26,567 COP 111,850,872 JPMC
**
12/20/2023 (308)
USD 148,972 EUR 140,500 CITI 12/20/2023 (136)
USD 148,973 EUR 140,500 JPMC 12/20/2023 (135)
USD 96,816 GBP 79,500 CITI 12/20/2023 (238)
USD 96,816 GBP 79,500 JPMC 12/20/2023 (237)
USD 291,226 ILS 1,107,028 CITI 12/20/2023 (185)
USD 291,227 ILS 1,107,025 JPMC 12/20/2023 (183)
USD 179,591 INR 15,000,000 CITI
**
12/20/2023 (205)
USD 179,592 INR 15,000,000 JPMC
**
12/20/2023 (204)
USD 74,200 KRW 100,000,000 CITI
**
12/20/2023 (48)
USD 74,200 KRW 100,000,000 JPMC
**
12/20/2023 (48)
USD 225,574 NOK 2,410,876 CITI 12/20/2023 (316)
USD 225,575 NOK 2,410,875 JPMC 12/20/2023 (314)
USD 11,115,396 NZD 18,719,001 CITI 12/20/2023 (104,215)
USD 11,115,451 NZD 18,718,999 JPMC 12/20/2023 (104,160)
USD 144,012 PHP 8,176,500 CITI
**
12/20/2023 (383)
USD 144,012 PHP 8,176,500 JPMC
**
12/20/2023 (383)
USD 1,219,602 SEK 13,414,500 CITI 12/20/2023 (13,200)
USD 1,219,608 SEK 13,414,500 JPMC 12/20/2023 (13,194)
USD 538,439 SGD 733,500 CITI 12/20/2023 (92)
USD 538,442 SGD 733,500 JPMC 12/20/2023 (89)
USD 326,836 TWD 10,500,000 CITI
**
12/20/2023 (535)
USD 326,837 TWD 10,500,000 JPMC
**
12/20/2023 (533)
USD 1,189,117 ZAR 22,973,752 CITI 12/20/2023 (15,706)
USD 1,189,123 ZAR 22,973,750 JPMC 12/20/2023 (15,699)
ZAR 14,429,500 USD 763,332 CITI 12/20/2023 (6,598)
ZAR 14,429,498 USD 763,328 JPMC 12/20/2023 (6,595)
Total unrealized depreciation (2,704,965)
Net unrealized appreciation $ 529,133
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 107.8%
COMMON STOCKS - 7.4%
Banks - 0.2%
PacWest Bancorp
224,620 1,776,744
Patriot National Bancorp, Inc. *
120,629 858,879
2,635,623
Beverages - 0.1%
Brown-Forman Corp., Class B 20,025 1,155,242
Biotechnology - 1.5%
Horizon Therapeutics plc * 231,127 26,739,082
Capital Markets - 2.9%
Accretion Acquisition Corp. *(a)
99,000 1,037,520
Acri Capital Acquisition Corp. *(a)
29,906 328,667
Aetherium Acquisition Corp., Class
A *(a) 67,895 730,550
Alset Capital Acquisition Corp.,
Class A (2)*(a) 41,189 432,485
AltC Acquisition Corp., Class A *(a)
137,000 1,417,950
Aquaron Acquisition Corp. *(a)
28,541 301,964
Avantax, Inc. *
126,338 3,231,726
Bannix Acquisition Corp. *(a)
26,277 279,850
Banyan Acquisition Corp., Class A
(2)*(a) 100,000 1,053,000
Banyan Acquisition Corp., Class
B (acquired 4/28/2023, Cost $–)
(3)*(a)(b)(c) 25,000 –
Beard Energy Transition Acquisition
Corp., Class A *(a) 67,114 721,475
Bellevue Life Sciences Acquisition
Corp. (2)*(a) 73,709 766,574
Broad Capital Acquisition Corp.
(2)*(a) 69,739 763,642
BurTech Acquisition Corp., Class
A *(a) 116,029 1,226,427
byNordic Acquisition Corp.
(Sweden) (2)*(a) 69,207 746,051
C5 Acquisition Corp., Class A *(a)
156,955 1,721,796
Cetus Capital Acquisition Corp.
(Taiwan) *(a) 126,232 1,320,387
CF Acquisition Corp. VII, Class A
*(a) 146,292 1,565,324
Churchill Capital Corp. VI, Class
A *(a) 67,203 702,271
Clean Earth Acquisitions Corp.,
Class A *(a) 66,851 706,615
Concord Acquisition Corp. III, Class
A (2)*(a) 100,000 1,062,000
Concord Acquisition Corp. III, Class
B (acquired 5/11/2023, Cost $–)
(3)*(a)(b)(c) 25,000 –
Crixus BH3 Acquisition Co., Class
A *(a) 84,579 891,886
Digital Health Acquisition Corp. *(a)
48,428 569,029
Direct Selling Acquisition Corp.,
Class A (2)*(a) 102,582 1,073,008
dMY Squared Technology Group,
Inc., Class A *(a) 12,280 128,327
DUET Acquisition Corp., Class A
*(a) 88,695 949,923
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.9% (continued)
EF Hutton Acquisition Corp. I
(2)*(a) 34,096 360,054
ESH Acquisition Corp., Class A *(a)
108,402 1,097,028
ExcelFin Acquisition Corp., Class
A *(a) 186,114 1,980,253
ExcelFin Acquisition Corp., Class
B (acquired 4/28/2023, Cost $–)
(3)*(a)(b)(c) 46,529 –
Feutune Light Acquisition Corp.,
Class A *(a) 66,386 709,002
Financial Strategies Acquisition
Corp. (3)*(a)(b) 18,686 207,415
Fintech Ecosystem Development
Corp., Class A (2)*(a) 10,730 114,167
Four Leaf Acquisition Corp., Class
A *(a) 111,000 1,163,280
FutureTech II Acquisition Corp.,
Class A *(a) 38,964 423,928
Gardiner Healthcare Acquisitions
Corp. *(a) 19,575 211,019
Global Star Acquisition, Inc., Class
A (2)*(a) 50,064 530,678
Globalink Investment, Inc. (2)*(a)
21,708 233,361
HNR Acquisition Corp. *(a)
49,014 534,253
Home Plate Acquisition Corp.,
Class A (2)*(a) 41,016 433,949
Home Plate Acquisition Corp.,
Class B (acquired 4/26/2023, Cost
$–) (3)*(a)(b)(c) 8,203 –
Inception Growth Acquisition Ltd.
*(a) 140,846 1,495,785
Inception Growth Acquisition Ltd.,
Class B (acquired 4/26/2023, Cost
$–) (3)*(a)(b)(c) 33,755 –
Industrial Tech Acquisitions II, Inc.,
Class A *(a) 32,128 335,416
Integral Acquisition Corp. 1, Class
A *(a) 36,279 388,911
Juniper II Corp., Class A *(a)
150,000 1,589,250
Jupiter Acquisition Corp., Class A
*(a) 59,039 606,921
KnightSwan Acquisition Corp.,
Class A (2)*(a) 110,000 1,156,100
KnightSwan Acquisition Corp.,
Class B (acquired 7/24/2023, Cost
$–) (3)*(a)(b)(c) 36,630 –
LF Capital Acquisition Corp. II *(a)
130,138 1,418,504
Metal Sky Star Acquisition Corp.
*(a) 17,504 191,319
Mobiv Acquisition Corp., Class A
*(a) 48,113 486,422
Monterey Capital Acquisition Corp.,
Class A *(a) 71,394 757,490
Monterey Innovation Acquisition
Corp. *(a) 8,700 97,353
NorthView Acquisition Corp. *(a)
22,823 246,488
Nubia Brand International Corp.,
Class A *(a) 81,052 878,604
OPY Acquisition Corp. I, Class A
(2)*(a) 41,286 430,613

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.9% (continued)
Papaya Growth Opportunity Corp.
I, Class A (2)*(a) 2,815 30,064
Plutonian Acquisition Corp. *(a)
15,166 160,305
PROOF Acquisition Corp. I, Class
A *(a) 136,709 1,468,255
Qomolangma Acquisition Corp. *(a)
23,684 251,050
Redwoods Acquisition Corp. *(a)
46,009 490,916
Revelstone Capital Acquisition
Corp., Class A *(a) 30,874 327,882
RF Acquisition Corp., Class A
(Singapore) *(a) 57,107 608,190
Sagaliam Acquisition Corp., Class
A (2)*(a) 31,501 344,936
Schultze Special Purpose
Acquisition Corp. II, Class A *(a) 63,730 675,538
ShoulderUp Technology Acquisition
Corp., Class A *(a) 100,000 1,054,000
ShoulderUp Technology Acquisition
Corp., Class B (acquired
5/11/2023, Cost $–) (3)*(a)(b)(c) 25,000 –
SilverBox Corp. III, Class A *(a)
107,214 1,096,799
Trailblazer Merger Corp. I *(a)
149,105 1,540,255
Vision Sensing Acquisition Corp.,
Class A *(a) 51,216 558,767
Yotta Acquisition Corp. *(a)
45,002 473,871
50,886,838
Chemicals - 1.3%
Chr Hansen Holding A/S
(Denmark) (2) 233,569 14,288,116
JSR Corp. (Japan) (2)
309,543 8,304,213
22,592,329
Containers & Packaging - 0.2%
Westrock Co. 86,806 3,107,655
Entertainment - 0.4%
Atlanta Braves Holdings, Inc.,
Class C * 65,276 2,332,311
Kahoot! ASA (Norway) (2)*
1,094,155 3,534,104
Liberty Media Corp-Liberty Formula
One, Class A * 11,046 624,541
6,490,956
Financial Services - 0.1%
EXOR NV (Netherlands) (2) 19,073 1,686,981
Hotels, Restaurants & Leisure - 0.5%
Booking Holdings, Inc. *(d) 3,089 9,526,321
Machinery - 0.0% †
Oshkosh Corp. 4,060 387,446
Media - 0.1%
DISH Network Corp., Class A *
306,222 1,794,461
Paramount Global, Class B
65,189 840,938
2,635,399
Real Estate Management & Development - 0.0% †
Zillow Group, Inc., Class A * 1,658 74,262
INVESTMENTS SHARES VALUE ($)
Retail REITs - 0.0% †
RPT Realty, REIT 68,314 721,396
Software - 0.1%
New Relic, Inc. * 16,193 1,386,445
TOTAL COMMON STOCKS
(Cost $126,571,927) 130,025,975
CLOSED-END FUNDS - 7.7%
abrdn Emerging Markets Equity
Income Fund, Inc. (d) 21,876 104,349
abrdn Global Dynamic Dividend
Fund (d) 54,458 471,606
abrdn Global Infrastructure Income
Fund 27,098 436,278
abrdn National Municipal Income
Fund 29,455 253,608
abrdn Total Dynamic Dividend
Fund 238,056 1,799,703
Adams Diversified Equity Fund,
Inc. 32,306 537,572
Adams Natural Resources Fund,
Inc. (d) 42,081 972,913
Advent Convertible and Income
Fund 13,113 137,555
AllianceBernstein National
Municipal Income Fund, Inc. (d) 91,554 855,114
Allspring Income Opportunities
193,557 1,180,698
Apollo Senior Floating Rate Fund,
Inc. (d) 41,606 559,185
Ares Dynamic Credit Allocation
Fund, Inc. 29,695 383,065
Bancroft Fund Ltd.
9,679 152,638
Barings Global Short Duration High
Yield Fund 9,336 118,567
BlackRock California Municipal
Income Trust 873 8,983
BlackRock Credit Allocation
Income Trust (d) 122,614 1,186,904
BlackRock Energy and Resources
Trust (d) 38,338 502,611
BlackRock Enhanced Equity
Dividend Trust 123,451 939,462
BlackRock Enhanced Global
Dividend Trust (d) 116,371 1,097,379
BlackRock Enhanced International
Dividend Trust (d) 234,799 1,171,647
BlackRock Health Sciences Term
Trust 29,055 418,683
BlackRock Innovation and Growth
Term Trust 142,069 988,800
Blackrock Investment Quality
Municipal Trust, Inc. (The) 45,323 458,669
BlackRock MuniAssets Fund, Inc.
9,161 82,449
BlackRock Municipal 2030 Target
Term Trust 64,186 1,245,850
BlackRock Municipal Income Fund,
Inc. (d) 171,264 1,738,330
BlackRock Municipal Income
Quality Trust (d) 66,122 651,963

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED-END FUNDS - 7.7% (continued)
BlackRock Municipal Income Trust
(d) 136,195 1,208,050
BlackRock Municipal Income Trust
II (d) 121,523 1,110,720
BlackRock MuniHoldings California
Quality Fund, Inc. (d) 238,182 2,277,020
BlackRock MuniHoldings Fund,
Inc. (d) 145,039 1,495,352
BlackRock MuniHoldings New
Jersey Quality Fund, Inc. (d) 105,515 1,067,812
BlackRock MuniHoldings New York
Quality Fund, Inc. (d) 70,203 640,953
BlackRock MuniHoldings Quality
Fund II, Inc. (d) 73,424 644,663
BlackRock MuniVest Fund II, Inc.
(d) 63,319 588,234
BlackRock MuniVest Fund, Inc. (d)
161,478 978,557
BlackRock MuniYield Fund, Inc. (d)
118,894 1,091,447
BlackRock MuniYield Michigan
Quality Fund, Inc. (d) 58,947 585,344
BlackRock MuniYield New York
Quality Fund, Inc. (d) 93,191 825,672
BlackRock MuniYield Pennsylvania
Quality Fund (d) 30,957 321,024
BlackRock MuniYield Quality Fund
II, Inc. (d) 56,239 505,589
BlackRock MuniYield Quality Fund
III, Inc. (d) 177,950 1,699,423
BlackRock MuniYield Quality Fund,
Inc. (d) 181,447 1,856,203
BlackRock New York Municipal
Income Trust (d) 72,272 657,675
BlackRock Resources &
Commodities Strategy Trust 197,624 1,820,117
BlackRock Science and
Technology Term Trust 101,614 1,676,631
Blackstone Long-Short Credit
Income Fund (d) 45,054 524,879
Blackstone Senior Floating Rate
2027 Term Fund 43,196 572,347
Blackstone Strategic Credit 2027
Term Fund 113,205 1,244,123
BNY Mellon Municipal Income, Inc.
71,921 407,792
BNY Mellon Strategic Municipal
Bond Fund, Inc. 165,738 823,718
BNY Mellon Strategic Municipals,
Inc. 176,009 938,128
Brookfield Real Assets Income
Fund, Inc. 127,278 1,559,155
Calamos Global Dynamic Income
Fund 114,451 634,059
Calamos Long
42,352 626,386
CBRE Global Real Estate Income
Fund 220,076 990,342
Central Securities Corp.
12,661 448,832
Clough Global Equity Fund
76,902 421,423
Clough Global Opportunities Fund
103,928 460,401
Cohen & Steers Ltd. Duration
Preferred and Income Fund, Inc. 45,130 770,369
INVESTMENTS SHARES VALUE ($)
CLOSED-END FUNDS - 7.7% (continued)
Cohen & Steers Select Preferred
and Income Fund, Inc. 170 3,075
DWS Municipal Income Trust
79,223 610,017
DWS Strategic Municipal Income
Trust 55 414
Eaton Vance California Municipal
Bond Fund 83,591 678,759
Eaton Vance Floating-Rate Income
Trust 43,299 533,011
Eaton Vance Ltd. Duration Income
Fund 214,197 1,936,341
Eaton Vance Municipal Bond Fund
151,568 1,358,049
Eaton Vance Municipal Income
Trust 104,959 935,185
Eaton Vance New York Municipal
Bond Fund 36,102 299,286
Eaton Vance Senior Floating-Rate
Trust 50,146 607,268
Eaton Vance Short Duration
Diversified Income Fund 4,780 49,569
Eaton Vance Tax Managed Global
Buy Write Opportunities Fund 101,100 772,404
Eaton Vance Tax-Advantaged
Global Dividend Income Fund 42,458 653,004
Eaton Vance Tax-Advantaged
Global Dividend Opportunities
Fund 3,410 72,804
Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 161,131 1,187,535
Ellsworth Growth and Income Fund
Ltd. 46,707 375,991
Federated Hermes Premier
Municipal Income Fund 43,986 421,386
First Trust Energy Income and
Growth Fund 51,179 673,004
First Trust High Income Long
21,181 227,060
First Trust High Yield Opportunities
2027 Term Fund 50,455 672,061
First Trust Senior Floating Rate
Income Fund II 78,388 783,880
Flaherty & Crumrine Preferred and
Income Fund, Inc. 8,530 77,879
Flaherty & Crumrine Preferred and
Income Opportunity Fund, Inc. 9,780 72,763
Flaherty & Crumrine Preferred and
Income Securities Fund, Inc. 82,815 1,074,111
Flaherty & Crumrine Total Return
Fund, Inc. 16,803 230,033
Franklin Ltd. Duration Income Trust
170,144 1,036,177
Gabelli Dividend & Income Trust
(The) 132,795 2,581,535
Gabelli Global Small and Mid Cap
Value Trust (The) 3,721 38,550
Gabelli Healthcare & WellnessRx
Trust (The) 31,704 272,020
GDL Fund (The)
8,338 64,619
General American Investors Co.,
Inc. 20,152 829,053
Highland Global Allocation Fund
51,007 408,056

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED-END FUNDS - 7.7% (continued)
Highland Opportunities and Income
Fund 122,103 981,708
Insight Select Income Fund
17,625 264,904
Invesco Advantage Municipal
Income Trust II 106,307 787,735
Invesco California Value Municipal
Income Trust 121,264 1,022,256
Invesco Municipal Opportunity
Trust 169,888 1,398,178
Invesco Municipal Trust
127,974 1,067,303
Invesco Pennsylvania Value
Municipal Income Trust 42,186 377,565
Invesco Quality Municipal Income
Trust 122,482 1,027,624
Invesco Trust for Investment Grade
Municipals 138,468 1,176,978
Invesco Trust for Investment Grade
New York Municipals 39,864 363,161
Invesco Value Municipal Income
Trust 106,551 1,108,130
John Hancock Hedged Equity &
Income Fund 5,613 53,716
John Hancock Income Securities
Trust 8,685 89,108
John Hancock Premium Dividend
Fund 39,784 382,722
John Hancock Tax-Advantaged
Dividend Income Fund 5,220 92,707
KKR Income Opportunities Fund
18,201 217,684
Lazard Global Total Return and
Income Fund, Inc. 23,630 327,039
LMP Capital and Income Fund, Inc.
25,764 322,050
MFS Municipal Income Trust
96,965 441,191
Neuberger Berman Municipal
Fund, Inc. 52,987 488,010
New America High Income Fund,
Inc. (The) 62,681 406,173
New Germany Fund, Inc. (The)
14,142 115,540
Nuveen AMT-Free Municipal Credit
Income Fund 326,922 3,370,566
Nuveen AMT-Free Quality
Municipal Income Fund 394,848 3,822,129
Nuveen Arizona Quality Municipal
Income Fund 14,584 140,444
Nuveen California AMT-Free
Quality Municipal Income Fund 104,554 1,072,724
Nuveen California Quality
Municipal Income Fund 310,150 2,992,947
Nuveen Credit Strategies Income
Fund 240,435 1,216,601
Nuveen Dow 30sm Dynamic
Overwrite Fund 73,393 1,005,484
Nuveen Floating Rate Income
Fund 238,294 1,956,394
Nuveen Massachusetts Quality
Municipal Income Fund 5,237 49,647
Nuveen Multi-Asset Income Fund
22,196 246,820
Nuveen Municipal Credit Income
Fund 342,439 3,571,639
INVESTMENTS SHARES VALUE ($)
CLOSED-END FUNDS - 7.7% (continued)
Nuveen New Jersey Quality
Municipal Income Fund 81,681 864,185
Nuveen New York AMT-Free
Quality Municipal Income Fund 177,171 1,674,266
Nuveen New York Quality
Municipal Income Fund 68,129 658,807
Nuveen Pennsylvania Quality
Municipal Income Fund 64,866 659,687
Nuveen Preferred & Income
Opportunities Fund 373,161 2,362,109
Nuveen Preferred & Income
Securities Fund 521,429 3,217,217
Nuveen Quality Municipal Income
Fund 375,816 3,810,774
Nuveen Real Asset Income and
Growth Fund 70,799 751,885
Nuveen Real Estate Income Fund
59,681 399,863
Nuveen Select Maturities Municipal
Fund 190 1,609
Nuveen Virginia Quality Municipal
Income Fund 12,909 122,635
PGIM Global High Yield Fund, Inc.
23,531 253,664
PGIM High Yield Bond Fund, Inc.
14,787 174,191
PGIM Short Duration High Yield
Opportunities Fund 9,872 143,045
PIMCO California Municipal
Income Fund 391 3,261
PIMCO California Municipal
Income Fund II 6,775 34,010
Pioneer Diversified High Income
Fund, Inc. 115 1,175
Pioneer Floating Rate Fund, Inc.
77,583 699,023
Pioneer High Income Fund, Inc.
106,323 713,427
Pioneer Municipal High Income
Advantage Fund, Inc. 87,491 588,814
Pioneer Municipal High Income
Fund Trust 103,462 748,030
RiverNorth Flexible Municipal
Income Fund II, Inc. 778 9,585
Royce Global Value Trust, Inc.
1,365 11,890
Royce Micro-Cap Trust, Inc.
55,068 455,963
Royce Value Trust, Inc.
186,363 2,398,492
Saba Capital Income &
Opportunities Fund 13,691 105,147
Source Capital, Inc.
5,258 202,906
Sprott Focus Trust, Inc.
1,361 10,221
SRH Total Return Fund, Inc. (d)
68,038 883,133
Swiss Helvetia Fund, Inc. (The)
11,383 86,966
Tekla Healthcare Investors
144,796 2,251,578
Tekla Healthcare Opportunities
Fund 95,638 1,623,933
Tekla Life Sciences Investors
101,744 1,268,748
Templeton Emerging Markets Fund
12,513 141,522
Tri-Continental Corp.
20,459 544,005
Virtus Dividend Interest & Premium
Strategy Fund 170,193 1,928,287
Virtus Total Return Fund, Inc.
124,092 595,642
Voya Emerging Markets High
Dividend Equity Fund 20,154 99,359

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED-END FUNDS - 7.7% (continued)
Voya Global Advantage and
Premium Opportunity Fund 51,642 428,629
Voya Global Equity Dividend and
Premium Opportunity Fund 185,877 910,797
Voya Infrastructure Industrials and
Materials Fund 41,666 392,910
Western Asset Intermediate Muni
Fund, Inc. 28,383 203,222
Western Asset Investment Grade
Income Fund, Inc. 551 6,199
Western Asset Managed
Municipals Fund, Inc. 115,006 1,027,004
Western Asset Municipal High
Income Fund, Inc. 36,922 224,855
Western Asset Municipal Partners
Fund, Inc. 21,164 223,915
Western Asset Premier Bond Fund
8,405 84,806
TOTAL CLOSED-END FUNDS
(Cost $146,753,920) 135,420,188
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.0% †
Independent Power and Renewable Electricity Producers - 0.0% †
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (2)(e) $ 2,375,000 2,375
Media - 0.0% †
iHeartCommunications, Inc.
6.38%, 5/1/2026 (2) 423 365
Oil, Gas & Consumable Fuels - 0.0% †
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(b)(e) 2,833,436 123,254
TOTAL CORPORATE BONDS
(Cost $880,000) 125,994
CONVERTIBLE BONDS - 29.8%
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.
3.88%, 8/15/2029 (2)(d)(f) 962,000 944,203
Automobile Components - 1.0%
LCI Industries
1.13%, 5/15/2026 (2)(d) 11,400,000 10,590,600
Luminar Technologies, Inc.
1.25%, 12/15/2026 (2)(d)(f) 3,325,000 2,176,213
Patrick Industries, Inc.
1.75%, 12/1/2028 (2)(d) 4,258,000 4,017,423
16,784,236
Biotechnology - 1.9%
Cytokinetics, Inc.
3.50%, 7/1/2027 (2)(d) 10,840,000 9,193,404
Exact Sciences Corp.
2.00%, 3/1/2030 (2)(d)(f) 11,975,000 13,172,500
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(d) 2,075,000 1,872,687
Insmed, Inc.
0.75%, 6/1/2028 (2)(d) 1,462,000 1,450,304
Intercept Pharmaceuticals, Inc.
2.00%, 5/15/2026 (2) 3,082,000 3,016,662
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Biotechnology - 1.9% (continued)
Ionis Pharmaceuticals, Inc.
1.75%, 6/15/2028 (2)(d)(f) $ 4,008,000 4,206,396
32,911,953
Broadline Retail - 0.7%
Etsy, Inc.
0.25%, 6/15/2028 (2)(d) 17,025,000 12,862,388
Capital Markets - 0.1%
WisdomTree, Inc.
5.75%, 8/15/2028 (2)(d)(f) 1,425,000 1,464,187
Commercial Services & Supplies - 0.1%
Tetra Tech, Inc.
2.25%, 8/15/2028 (2)(d)(f) 1,348,000 1,327,780
Communications Equipment - 1.6%
Infinera Corp.
2.50%, 3/1/2027 (2)(d) 2,925,000 2,573,892
3.75%, 8/1/2028 (2)(d) 7,575,000 7,053,730
Lumentum Holdings, Inc.
0.50%, 6/15/2028 (2)(d) 11,406,000 8,284,178
1.50%, 12/15/2029 (2)(d)(f) 11,036,000 10,031,724
27,943,524
Consumer Finance - 1.4%
EZCORP, Inc.
2.38%, 5/1/2025 (2)(d) 1,540,000 1,436,050
3.75%, 12/15/2029 (2)(d)(f) 9,850,000 9,535,785
LendingTree, Inc.
0.50%, 7/15/2025 (2)(d) 11,651,000 9,175,163
SoFi Technologies, Inc.
0.00%, 10/15/2026 (2)(d)(f) 5,950,000 4,587,450
24,734,448
Diversified Consumer Services - 0.1%
2U, Inc.
2.25%, 5/1/2025 (2)(d) 3,425,000 2,044,725
Diversified REITs - 0.4%
HAT Holdings I LLC
3.75%, 8/15/2028 (2)(d)(f) 7,335,000 7,128,703
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc.
0.25%, 3/1/2026 (2)(d) 1,875,000 1,494,375
Electric Utilities - 0.3%
FirstEnergy Corp.
4.00%, 5/1/2026 (2)(d)(f) 6,108,000 5,878,950
Electrical Equipment - 1.5%
Array Technologies, Inc.
1.00%, 12/1/2028 (2)(d) 12,850,000 14,636,150
Bloom Energy Corp.
3.00%, 6/1/2028 (2)(d)(f) 11,965,000 11,942,267
26,578,417
Electronic Equipment, Instruments & Components - 0.1%
Advanced Energy Industries, Inc.
2.50%, 9/15/2028 (2)(d)(f) 1,896,000 1,912,377

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Energy Equipment & Services - 1.1%
Helix Energy Solutions Group, Inc.
6.75%, 2/15/2026 (2)(d) $ 5,125,000 8,817,562
Nabors Industries, Inc.
1.75%, 6/15/2029 (2)(d)(f) 12,646,000 11,122,157
19,939,719
Entertainment - 0.4%
Sea Ltd. (Singapore)
0.25%, 9/15/2026 (2)(d) 9,900,000 7,895,250
Financial Services - 0.8%
Shift4 Payments, Inc.
0.50%, 8/1/2027 (2)(d) 16,600,000 14,183,040
Health Care Equipment & Supplies - 0.5%
Cutera, Inc.
2.25%, 6/1/2028 (2)(d) 10,581,000 6,130,632
4.00%, 6/1/2029 (2)(d)(f) 1,033,000 593,355
TransMedics Group, Inc.
1.50%, 6/1/2028 (2)(f) 2,225,000 2,009,397
8,733,384
Health Care Providers & Services - 0.6%
Guardant Health, Inc.
0.00%, 11/15/2027 (2)(d) 14,525,000 9,985,937
Health Care REITs - 0.3%
Welltower OP LLC
2.75%, 5/15/2028 (2)(d)(f) 5,799,000 5,918,085
Health Care Technology - 0.2%
Teladoc Health, Inc.
1.25%, 6/1/2027 (2)(d) 5,175,000 4,123,958
Hotels, Restaurants & Leisure - 3.7%
Carnival Corp.
5.75%, 12/1/2027 (2)(d)(f) 22,095,000 29,496,825
DraftKings Holdings, Inc.
0.00%, 3/15/2028 (2)(d) 13,750,000 10,401,875
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(d) 10,150,000 11,799,375
NCL Corp. Ltd.
2.50%, 2/15/2027 (2)(d) 275,000 237,050
1.13%, 2/15/2027 (2)(d) 15,638,000 12,940,445
64,875,570
Household Durables - 0.1%
GoPro, Inc.
1.25%, 11/15/2025 (2)(d) 1,225,000 1,059,625
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International, Inc.
2.63%, 2/15/2028 (2)(d) 3,989,000 2,451,240
Interactive Media & Services - 1.6%
Eventbrite, Inc.
0.75%, 9/15/2026 (2)(d) 7,400,000 6,053,200
Liberty TripAdvisor Holdings, Inc.
0.50%, 6/30/2051 (2)(d)(f) 15,050,000 12,243,175
Snap, Inc.
0.00%, 5/1/2027 (2)(d) 1,175,000 870,675
0.13%, 3/1/2028 (2)(d) 12,872,000 8,868,808
28,035,858
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
IT Services - 0.5%
DigitalOcean Holdings, Inc.
0.00%, 12/1/2026 (2)(d) $ 10,530,000 8,049,132
Life Sciences Tools & Services - 0.3%
CryoPort, Inc.
0.75%, 12/1/2026 (2)(d)(f) 3,083,000 2,443,277
Inotiv, Inc.
3.25%, 10/15/2027 (2)(d) 4,750,000 2,351,250
4,794,527
Machinery - 1.0%
3D Systems Corp.
0.00%, 11/15/2026 (2)(d) 9,900,000 7,147,800
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028 (2)(d) 11,535,000 10,865,970
18,013,770
Media - 1.0%
Cable One, Inc.
1.13%, 3/15/2028 (2)(d) 7,514,000 5,590,416
Liberty Media Corp.
2.38%, 9/30/2053 (2)(d)(f) 11,718,000 11,759,013
17,349,429
Metals & Mining - 0.9%
United States Steel Corp.
5.00%, 11/1/2026 (2)(d) 6,225,000 15,332,175
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.
4.25%, 8/15/2026 (2)(d)(f) 9,866,000 9,624,283
Oil, Gas & Consumable Fuels - 0.7%
Northern Oil and Gas, Inc.
3.63%, 4/15/2029 (2)(d)(f) 10,572,000 13,059,484
Passenger Airlines - 1.1%
JetBlue Airways Corp.
0.50%, 4/1/2026 (2)(d) 12,675,000 9,799,043
Spirit Airlines, Inc.
1.00%, 5/15/2026 (2)(d) 10,811,000 8,989,346
18,788,389
Pharmaceuticals - 0.6%
Innoviva, Inc.
2.13%, 3/15/2028 (2)(d) 13,373,000 10,968,289
Real Estate Management & Development - 0.1%
Redfin Corp.
0.50%, 4/1/2027 (2)(d) 4,535,000 2,630,300
Semiconductors & Semiconductor Equipment - 0.2%
SMART Global Holdings, Inc.
2.00%, 2/1/2029 (2)(d) 1,000,000 1,312,000
Veeco Instruments, Inc.
2.88%, 6/1/2029 (2)(d)(f) 1,215,000 1,430,662
2,742,662
Software - 2.3%
8x8, Inc.
4.00%, 2/1/2028 (2)(d) 9,300,000 6,608,580
Cerence, Inc.
1.50%, 7/1/2028 (2)(d)(f) 12,812,000 10,608,336
Splunk, Inc.
1.13%, 6/15/2027 (2) 18,303,000 17,268,880

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Software - 2.3% (continued)
Unity Software, Inc.
0.00%, 11/15/2026 (2)(d) $ 6,825,000 5,401,988
Veritone, Inc.
1.75%, 11/15/2026 (2)(d) 1,091,000 385,232
40,273,016
Specialty Retail - 1.4%
Farfetch Ltd. (United Kingdom)
3.75%, 5/1/2027 (2)(d) 8,525,000 4,529,332
Wayfair, Inc.
1.13%, 11/1/2024 (2)(d) 2,863,000 2,804,022
1.00%, 8/15/2026 (2)(d) 8,075,000 6,601,313
3.25%, 9/15/2027 (2)(d) 9,225,000 11,106,900
25,041,567
Trading Companies & Distributors - 0.4%
Xometry, Inc.
1.00%, 2/1/2027 (2)(d) 8,800,000 6,371,400
TOTAL CONVERTIBLE BONDS
(Cost $566,387,070) 524,250,355
NO. OF
RIGHTS
RIGHTS - 0.0% †
Biotechnology - 0.0%
Ambit Biosciences Corp., CVR
(3)*(b) 146,272 –
Tobira Therapeutics, Inc., CVR
(3)*(b) 11,880 –
–
Capital Markets - 0.0% †
Accretion Acquisition Corp.,
expiring 3/1/2028 (2)*(a) 202,180 13,020
Alset Capital Acquisition Corp.,
expiring 2/3/2025 *(a) 122,496 28,174
Aquaron Acquisition Corp., expiring
7/15/2026 (2)*(a)(d) 35,605 9,831
Bannix Acquisition Corp., expiring
8/30/2026 *(a) 26,277 6,543
Bellevue Life Sciences Acquisition
Corp., expiring 11/15/2023 *(a) 25,053 7,015
Breeze Holdings Acquisition Corp.,
expiring 11/14/2023 *(a) 55,000 4,675
Broad Capital Acquisition Corp.,
expiring 1/13/2027 (2)*(a) 69,739 14,297
Cetus Capital Acquisition Corp.,
expiring 2/3/2033 *(a) 27,102 6,084
Clean Earth Acquisitions Corp.,
expiring 8/28/2028 *(a) 195,348 25,786
Clean Energy Special Situations
Corp., expiring 10/11/2023 (2)*(a) 40,212 33,810
Deep Medicine Acquisition Corp.,
expiring 9/30/2028 *(a) 152,927 45,878
Edoc Acquisition Corp., expiring
11/30/2027 *(a) 55,000 4,950
EF Hutton Acquisition Corp. I,
expiring 10/13/2023 (2)*(a) 34,096 5,796
ESH Acquisition Corp., expiring
6/16/2028 *(a) 97,905 23,889
Feutune Light Acquisition Corp.,
expiring 11/16/2023 (2)*(a) 94,079 12,014
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.0% † (continued)
Financial Strategies Acquisition
Corp., expiring 10/14/2023 (3)*(a)
(b) 131,193 9,184
Fintech Ecosystem Development
Corp., expiring 1/4/2026 *(a) 10,730 1,503
Global Blockchain Acquisition
Corp., expiring 11/14/2023 *(a) 161,196 29,563
Global Star Acquisition, Inc.,
expiring 6/21/2024 (3)*(a)(b) 50,064 6,023
Globalink Investment, Inc., expiring
12/9/2026 (3)*(a)(b) 74,843 9,400
Goldenstone Acquisition Ltd.,
expiring 7/15/2026 *(a) 32,200 4,849
Inception Growth Acquisition Ltd.,
expiring 10/13/2023 (2)*(a) 112,518 20,253
Metal Sky Star Acquisition Corp.,
expiring 12/31/2023 *(a) 103,342 13,445
Monterey Capital Acquisition Corp.,
expiring 5/13/2027 *(a) 71,394 14,279
NorthView Acquisition Corp.,
expiring 8/2/2027 *(a) 154,598 26,282
PHP Ventures Acquisition Corp.,
expiring 8/11/2026 *(a) 29,400 4,413
Plutonian Acquisition Corp.,
expiring 11/14/2023 *(a) 15,166 2,730
Qomolangma Acquisition Corp.,
expiring 1/18/2028 (3)*(a)(b) 23,684 3,837
Redwoods Acquisition Corp.,
expiring 3/15/2027 *(a) 74,885 10,484
RF Acquisition Corp., expiring
3/29/2024 (3)*(a)(b) 114,573 12,614
Sagaliam Acquisition Corp.,
expiring 5/31/2028 *(a) 70,003 9,051
Trailblazer Merger Corp. I, expiring
11/15/2023 *(a) 149,105 26,839
Welsbach Technology Metals
Acquisition Corp., expiring
6/30/2024 *(a) 9,289 1,208
Yotta Acquisition Corp., expiring
12/31/2023 *(a) 68,693 8,078
455,797
TOTAL RIGHTS
(Cost $–) 455,797
NO. OF
WARRANTS
WARRANTS - 0.1%
Aerospace & Defense - 0.0% †
AERWINS Technology, Inc.,
expiring 6/16/2026 *(d) 43,218 1,210
Automobiles - 0.0% †
Zapp Electric Vehicles Group
Ltd., expiring 3/3/2028
(Cayman Islands) * 33,031 829

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Biotechnology - 0.0% †
180 Life Sciences Corp.,
expiring 11/7/2025 * 275,975 3,119
Calidi Biotherapeutics, Inc.,
expiring 9/10/2026 * 2,829 622
Cardio Diagnostics Holdings,
Inc., expiring 12/1/2026 (2)* 2,786 97
Carmell Corp., expiring
7/12/2028 (2)* 45,485 10,462
DermTech, Inc., expiring
8/29/2024 (2)* 46,082 1,382
Ensysce Biosciences, Inc.,
expiring 2/1/2026 (2)* 67,841 814
Peak Bio, Inc., expiring
12/31/2027 (2)* 5,937 4
TriSalus Life Sciences, Inc.,
expiring 8/10/2028 * 6,451 2,427
ZyVersa Therapeutics, Inc.,
expiring 12/20/2026 (3)*(b) 38,655 –
18,927
Capital Markets - 0.1%
7GC & Co. Holdings, Inc.,
expiring 12/31/2026 *(a) 67,750 7,757
Accretion Acquisition Corp.,
expiring 3/1/2028 *(a)(d) 101,090 2,285
Achari Ventures Holdings
Corp. I, expiring 10/15/2026
(2)*(a)(d) 42,909 2,613
Acri Capital Acquisition Corp.,
expiring 2/1/2029 *(a)(d) 27,498 3,795
Acropolis Infrastructure
Acquisition Corp., expiring
3/31/2026 *(a)(d) 140,333 8,420
Adit EdTech Acquisition
Corp., expiring 12/31/2027
(2)*(a)(d) 41,250 2,760
Aetherium Acquisition Corp.,
expiring 1/21/2028 (2)*(a)(d) 175,712 4,621
Alset Capital Acquisition
Corp., expiring 2/2/2027 *(a) 53,716 3,164
AltEnergy Acquisition Corp.,
expiring 11/2/2028 *(a)(d) 61,463 4,542
Altitude Acquisition Corp.,
expiring 11/30/2027 *(a) 96,300 5,778
American Acquisition
Opportunity, Inc., expiring
5/28/2026 (2)*(a) 58,500 5,838
Anzu Special Acquisition
Corp. I, expiring 12/31/2027 * 68,213 5,798
Armada Acquisition Corp. I,
expiring 8/13/2026 (2)*(a) 64,166 4,723
Arogo Capital Acquisition
Corp., expiring 3/23/2028 *(a) 96,774 4,858
Arrowroot Acquisition Corp.,
expiring 3/2/2026 *(a)(d) 41,500 7,470
Artemis Strategic Investment
Corp., expiring 12/31/2027
(2)*(a) 102,400 3,133
Athena Consumer Acquisition
Corp., expiring 7/31/2028 *(a) 64,463 23,207
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Athena Technology
Acquisition Corp. II, expiring
10/17/2028 *(a) 319,116 41,485
Atlantic Coastal Acquisition
Corp., expiring 12/31/2027
*(a)(d) 228,472 6,397
Atlantic Coastal Acquisition
Corp. II, expiring 6/2/2028
*(a)(d) 206,631 16,530
Ault Disruptive Technologies
Corp., expiring 6/20/2028
(3)*(a)(b)(d) 54,855 658
Bannix Acquisition Corp.,
expiring 7/31/2026 *(a) 26,277 657
Banyan Acquisition Corp.,
expiring 9/30/2028 *(a) 167,229 30,352
Beard Energy Transition
Acquisition Corp., expiring
12/31/2027 *(a) 74,755 2,243
Bellevue Life Sciences
Acquisition Corp., expiring
2/10/2028 (3)*(a)(b) 25,053 1,177
Beneficient, expiring 6/7/2028
* 18,030 694
Berenson Acquisition Corp. I,
expiring 8/1/2026 (2)*(a) 15,392 79
Bite Acquisition Corp.,
expiring 12/31/2027 (2)*(a) 41,600 2,500
Black Mountain Acquisition
Corp., expiring 10/15/2027
(2)*(a) 183,774 8,637
Breeze Holdings Acquisition
Corp., expiring 5/25/2027 *(a) 55,000 10,450
BurTech Acquisition Corp.,
expiring 12/18/2026 (2)*(a) 447,209 10,196
byNordic Acquisition Corp.,
expiring 2/9/2027 *(a) 69,207 6,921
C5 Acquisition Corp., expiring
5/19/2028 *(a) 131,692 4,886
Canna-Global Acquisition
Corp., expiring 2/9/2028
(2)*(a) 188,580 3,319
Cetus Capital Acquisition
Corp., expiring 3/24/2028 *(a) 27,102 726
CF Acquisition Corp. IV,
expiring 12/14/2025 *(a) 78,500 3,925
CF Acquisition Corp. VII,
expiring 3/15/2026 *(a) 48,764 2,731
CF Acquisition Corp. VIII,
expiring 12/31/2027 *(a) 32,001 9,024
Churchill Capital Corp. V,
expiring 10/29/2027 *(a) 10,350 1,915
Churchill Capital Corp. VI,
expiring 12/31/2027 *(a) 16,600 2,656
Churchill Capital Corp. VII,
expiring 2/29/2028 *(a) 16,600 5,113
Clean Earth Acquisitions
Corp., expiring 2/24/2028 *(a) 97,674 5,186

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Clean Energy Special
Situations Corp., expiring
4/12/2026 (2)*(a) 20,106 1,799
Concord Acquisition Corp. II,
expiring 12/31/2028 (2)*(a) 95,464 9,957
Concord Acquisition Corp. III,
expiring 12/31/2028 (2)*(a) 215,234 12,914
Conx Corp., expiring
10/30/2027 *(a) 92,500 13,875
Corner Growth Acquisition
Corp., expiring 12/31/2027
*(a) 110,400 10,223
Crixus BH3 Acquisition Co.,
expiring 11/23/2026 *(a) 42,289 2,326
Data Knights Acquisition
Corp., expiring 12/31/2028
*(a) 50,667 2,280
Digital Health Acquisition
Corp., expiring 10/14/2023
*(a) 71,745 1,586
Direct Selling Acquisition
Corp., expiring 9/30/2028
(3)*(a)(b) 51,291 1,026
dMY Squared Technology
Group, Inc., expiring
11/21/2027 (2)*(a) 6,140 1,535
DUET Acquisition Corp.,
expiring 7/19/2028 (2)*(a) 73,788 2,752
Dune Acquisition Corp.,
expiring 10/29/2027 *(a) 22,884 1,602
Edify Acquisition Corp.,
expiring 12/31/2027 (2)*(a) 41,550 968
Edoc Acquisition Corp.,
expiring 11/30/2027 *(a) 55,000 963
EF Hutton Acquisition Corp. I,
expiring 12/8/2027 (2)*(a) 34,096 1,060
EG Acquisition Corp.,
expiring 5/28/2028 *(a) 155,666 26,588
Everest Consolidator
Acquisition Corp., expiring
7/19/2028 *(a) 65,508 13,757
ExcelFin Acquisition Corp.,
expiring 10/21/2026 (2)*(a) 67,393 3,033
FAST Acquisition Corp. II,
expiring 3/16/2026 *(a) 21,517 10,759
Feutune Light Acquisition
Corp., expiring 6/1/2029
(2)*(a) 94,079 2,352
Financial Strategies
Acquisition Corp., expiring
3/31/2028 (3)*(a)(b) 131,193 2,296
FinServ Acquisition Corp. II,
expiring 2/17/2026 *(a) 20,791 665
Fintech Ecosystem
Development Corp., expiring
12/31/2028 (3)*(a)(b) 5,365 121
Flame Acquisition Corp.,
expiring 12/31/2028 *(a) 65,866 52,693
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Focus Impact Acquisition
Corp., expiring 10/28/2026
(2)*(a) 50,975 4,078
Forest Road Acquisition
Corp. II, expiring 1/15/2026
*(a) 16,622 349
Fortune Rise Acquisition
Corp., expiring 12/6/2027 *(a) 49,324 3,946
Four Leaf Acquisition Corp.,
expiring 5/12/2028 *(a) 111,000 7,715
FTAC Emerald Acquisition
Corp., expiring 8/22/2028 *(a) 118,863 8,320
Fusion Acquisition Corp. II,
expiring 12/31/2027 *(a) 27,666 6
Future Health ESG Corp.,
expiring 9/9/2026 *(a) 45,911 1,175
FutureTech II Acquisition
Corp., expiring 2/16/2027
(3)*(a)(b) 38,964 2,673
Gardiner Healthcare
Acquisitions Corp., expiring
7/30/2028 (3)*(a)(b) 52,651 3,159
GigCapital5, Inc., expiring
12/31/2028 *(a) 123,100 3,693
Global Blockchain Acquisition
Corp., expiring 5/10/2027
(2)*(a) 161,196 4,852
Global Star Acquisition, Inc.,
expiring 11/10/2027 (2)*(a) 50,064 1,427
Global Systems Dynamics,
Inc., expiring 12/31/2027
(2)*(a) 69,500 2,078
Globalink Investment, Inc.,
expiring 12/3/2026 (2)*(a) 74,843 1,400
Goal Acquisitions Corp.,
expiring 2/11/2026 *(a) 84,630 2,217
Golden Arrow Merger Corp.,
expiring 7/31/2026 *(a) 131,733 4,769
Goldenstone Acquisition Ltd.,
expiring 7/15/2026 *(a) 32,200 1,552
Gores Holdings IX, Inc.,
expiring 1/14/2029 *(a) 552,098 110,420
Graf Acquisition Corp. IV,
expiring 5/31/2028 * 73,000 28,813
Healthwell Acquisition Corp. I,
expiring 8/5/2028 (2)*(a) 139,600 23,718
Hennessy Capital Investment
Corp. VI, expiring 12/31/2027
(2)*(a) 232,490 27,899
HNR Acquisition Corp.,
expiring 7/29/2028 (2)*(a) 49,014 9,313
Home Plate Acquisition
Corp., expiring 9/30/2026
(2)*(a) 20,508 705
Inception Growth Acquisition
Ltd., expiring 10/15/2026 *(a) 56,259 5,626
Industrial Tech Acquisitions II,
Inc., expiring 12/31/2028 *(a) 63,004 2,205
Insight Acquisition Corp.,
expiring 8/26/2026 (2)*(a) 25,170 654

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Integral Acquisition Corp. 1,
expiring 12/14/2028 *(a) 53,808 1,862
Integrated Rail and
Resources Acquisition Corp.,
expiring 11/12/2026 *(a) 54,219 13,820
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 (3)*(a)(b) 16,500 909
Iris Acquisition Corp., expiring
3/5/2026 (2)*(a) 63,888 2,556
Juniper II Corp., expiring
12/31/2028 (2)*(a) 53,808 140
Jupiter Acquisition Corp.,
expiring 8/17/2028 (2)*(a) 105,000 3,591
Kingswood Acquisition Corp.,
expiring 5/1/2027 (3)*(a)(b) 112,062 1,121
KnightSwan Acquisition
Corp., expiring 7/21/2028
(2)*(a) 167,019 6,046
Landcadia Holdings IV, Inc.,
expiring 3/29/2028 *(a) 84,500 11,830
Learn CW Investment Corp.,
expiring 12/31/2028 *(a) 13,352 382
LF Capital Acquisition Corp.
II, expiring 1/7/2026 *(a) 54,396 201
Live Oak Crestview Climate
Acquisition Corp., expiring
3/12/2026 *(a) 54,710 4,180
M3-Brigade Acquisition II
Corp., expiring 12/31/2027
(2)*(a) 413,333 18,807
Maquia Capital Acquisition
Corp., expiring 12/31/2027
*(a) 113,500 7,207
Marblegate Acquisition Corp.,
expiring 8/31/2028 *(a) 573,387 10,550
Mercato Partners Acquisition
Corp., expiring 12/28/2026
*(a) 69,041 14,499
Metal Sky Star Acquisition
Corp., expiring 4/1/2027 *(a) 103,342 1,964
Mobiv Acquisition Corp.,
expiring 9/23/2027 *(a) 101,917 7,134
Monterey Capital Acquisition
Corp., expiring 5/11/2027
(2)*(a) 71,394 2,856
Monterey Innovation
Acquisition Corp., expiring
10/1/2026 *(a) 8,700 250
Murphy Canyon Acquisition
Corp., expiring 2/3/2027 *(a) 90,208 4,059
Nabors Energy Transition
Corp., expiring 11/17/2026
(2)*(a) 127,094 24,148
New Providence Acquisition
Corp. II, expiring 12/31/2027
*(a) 41,859 2,390
Newbury Street Acquisition
Corp., expiring 12/31/2027
*(a) 88,000 12,786
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Northern Star Investment
Corp. II, expiring 1/31/2028
(2)*(a) 16,500 480
Northern Star Investment
Corp. III, expiring 2/25/2028
(2)*(a) 13,777 172
Northern Star Investment
Corp. IV, expiring 12/31/2027
(2)*(a) 13,777 827
NorthView Acquisition Corp.,
expiring 8/2/2027 *(a) 77,299 2,860
Nubia Brand International
Corp., expiring 11/16/2026
*(a) 142,150 9,382
OCA Acquisition Corp.,
expiring 12/31/2027 (2)*(a) 55,769 2,911
OceanTech Acquisitions I
Corp., expiring 5/10/2026 *(a) 104,000 2,860
OmniLit Acquisition Corp.,
expiring 11/8/2026 *(a) 40,496 1,822
OPY Acquisition Corp. I,
expiring 9/22/2027 *(a) 41,286 1,144
Osiris Acquisition Corp.,
expiring 5/1/2028 *(a) 254,000 7,671
Papaya Growth Opportunity
Corp. I, expiring 12/31/2028
*(a) 206,644 12,047
Phoenix Biotech Acquisition
Corp., expiring 9/1/2026 *(a) 106,172 7,602
PHP Ventures Acquisition
Corp., expiring 12/4/2023
(2)*(a) 14,700 520
Plutonian Acquisition Corp.,
expiring 10/26/2027 *(a) 15,166 1,053
PMV Consumer Acquisition
Corp., expiring 8/31/2027
(3)*(a)(b) 146,000 2,920
Pono Capital Two, Inc.,
expiring 9/23/2027 *(a) 92,094 5,516
Power & Digital Infrastructure
Acquisition II Corp., expiring
12/14/2028 *(a) 159,558 15,956
PowerUp Acquisition Corp.,
expiring 2/18/2027 *(a) 226,462 11,323
Priveterra Acquisition Corp. II,
expiring 1/8/2026 *(a) 72,083 3,604
PROOF Acquisition Corp. I,
expiring 12/3/2028 (3)*(a)(b) 75,432 8,169
Qomolangma Acquisition
Corp., expiring 11/23/2027
(2)*(a) 23,684 528
Redwoods Acquisition Corp.,
expiring 3/15/2027 (2)*(a) 74,885 5,407
Relativity Acquisition Corp.,
expiring 2/11/2027 (3)*(a)(b) 89,748 –
RF Acquisition Corp., expiring
5/1/2028 *(a) 114,573 2,979
Roth CH Acquisition V Co.,
expiring 12/10/2026 *(a) 14,143 1,131

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Schultze Special Purpose
Acquisition Corp. II, expiring
3/25/2028 *(a) 31,865 159
Seaport Global Acquisition
II Corp., expiring 11/17/2026
*(a) 40,848 2,247
ShoulderUp Technology
Acquisition Corp., expiring
11/17/2026 *(a) 108,870 2,722
SilverBox Corp. III, expiring
4/28/2028 (3)*(a)(b) 35,738 5,757
Sizzle Acquisition Corp.,
expiring 3/12/2026 *(a) 35,872 5,381
Social Leverage Acquisition
Corp. I, expiring 2/17/2028
(2)*(a) 20,666 932
Southport Acquisition Corp.,
expiring 5/24/2028 *(a) 182,986 9,881
SportsMap Tech Acquisition
Corp., expiring 9/1/2027 *(a) 64,363 1,995
TG Venture Acquisition Corp.,
expiring 8/15/2028 (2)*(a) 215,235 6,888
Thunder Bridge Capital
Partners III, Inc., expiring
2/15/2028 *(a) 16,818 1,177
Thunder Bridge Capital
Partners IV, Inc., expiring
4/30/2028 *(a) 64,400 7,084
Twelve Seas Investment Co.
II, expiring 3/2/2028 *(a) 32,933 1,706
Vision Sensing Acquisition
Corp., expiring 11/1/2026 *(a) 38,412 1,421
Western Acquisition Ventures
Corp., expiring 1/12/2027 *(a) 67,539 2,168
Williams Rowland Acquisition
Corp., expiring 12/11/2026
(2)*(a) 115,833 1,274
Yotta Acquisition Corp.,
expiring 3/15/2027 *(a) 68,693 1,374
Zalatoris Acquisition Corp.,
expiring 12/31/2027 (2)*(a) 54,960 10,239
1,043,688
Commercial Services & Supplies - 0.0% †
ESGL Holdings Ltd., expiring
4/13/2028 (Cayman Islands) * 40,880 797
Construction & Engineering - 0.0% †
Southland Holdings, Inc.,
expiring 9/1/2026 (2)* 36,810 24,298
Consumer Finance - 0.0% †
Moneylion, Inc., expiring
9/22/2026 * 19,006 874
Electrical Equipment - 0.0% †
Noco-Noco, Inc., expiring
8/11/2028 * 8,855 443
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Electronic Equipment, Instruments & Components - 0.0% †
Innoviz Technologies Ltd.,
expiring 4/5/2026 (Israel) * 10,727 7,723
Ouster, Inc., expiring
9/29/2025 * 62,132 1,255
SMX Security Matters plc,
expiring 3/7/2028 (Ireland) * 15,574 178
9,156
Health Care Technology - 0.0% †
iCoreConnect, Inc., expiring
5/15/2028 (3)*(b) 73,527 7,353
Hotels, Restaurants & Leisure - 0.0% †
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 94,018 1,974
Insurance - 0.0% †
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
(3)*(b) 108,207 398
Interactive Media & Services - 0.0% †
Leafly Holdings, Inc., expiring
11/7/2026 * 22,529 789
Machinery - 0.0% †
Nuburu, Inc., expiring
9/7/2027 * 282,709 6,107
Metals & Mining - 0.0% †
NioCorp Developments Ltd.,
expiring 3/17/2028 (Canada)
* 117,360 69,242
Mortgage Real Estate Investment Trusts (REITs) - 0.0% †
Broadmark Realty Capital,
Inc., expiring 11/15/2024
(3)*(b) 255,656 1,304
Oil, Gas & Consumable Fuels - 0.0% †
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) * 68,016 1,027
Verde Clean Fuels, Inc.,
expiring 12/31/2027 * 72,811 15,946
16,973
Real Estate Management & Development - 0.0% †
Doma Holdings, Inc., expiring
7/28/2026 (3)*(b) 22,314 105
Software - 0.0% †
FOXO Technologies, Inc.,
expiring 8/1/2027 (2)* 206 1
Specialty Retail - 0.0% †
BARK, Inc., expiring
8/29/2025 * 102,138 13,268
Kaixin Auto Holdings, expiring
4/30/2024 (Hong Kong) * 5,784 57
13,325

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Technology Hardware, Storage & Peripherals - 0.0% †
CompoSecure, Inc., expiring
10/31/2025 * 14,871 9,815
TOTAL WARRANTS
(Cost $388,272) 1,227,608
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%
Health Care Equipment & Supplies - 0.0%
DEMC Ltd., Class A (acquired
1/24/2014 - 10/29/2015, Cost
$129,686) (3)*(b)(c) 12,969 –
DEMC Ltd., Class A-2 (acquired
2/8/2023, Cost $–) (3)*(b)(c) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
2/8/2023, Cost $–) (3)*(b)(c) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
2/8/2023, Cost $–) (3)*(b)(c) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(b)(c) 10,488 –
DEMC Ltd., Class B-2 (acquired
4/12/2017, Cost $–) (3)*(b)(c) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(b)(c) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(b)(c) 40,321,771,424,070 –
TOTAL SECURITIES IN LITIGATION
(Cost $129,697) –
UNITS - 0.0% †
Capital Markets - 0.0% †
99 Acquisition Group, Inc. *(a)
9,622 99,780
SilverBox Corp. III *(a)
1 10
TOTAL UNITS
(Cost $96,220) 99,790
SHARES
SHORT-TERM INVESTMENTS - 62.8%
INVESTMENT COMPANIES - 24.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.24%
(g)(h) 3,137,149 3,137,149
Limited Purpose Cash Investment
Fund, 5.36% (g)(i) 429,163,291 429,034,542
TOTAL INVESTMENT COMPANIES
(Cost $431,982,014) 432,171,691
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 38.3%
U.S. Treasury Bills
4.80%, 10/5/2023 (2)(j) $ 29,937,000 29,923,853
4.91%, 10/12/2023 (2)(j) 15,828,000 15,804,797
4.99%, 10/19/2023 (2)(j) 70,000,000 69,825,136
4.96%, 10/26/2023 (2)(j)(k) 68,232,000 67,991,672
5.02%, 11/2/2023 (2)(j)(k) 9,493,000 9,449,757
5.39%, 12/7/2023 (2)(d)(j)(k) 10,653,000 10,549,195
5.29%, 12/14/2023 (2)(d)(j)(k) 10,440,000 10,327,799
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 38.3% (continued)
5.36%, 12/28/2023 (2)(j)(k) $ 22,385,000 22,097,203
5.40%, 1/4/2024 (2)(d)(j)(k) 47,494,000 46,836,116
5.41%, 1/11/2024 (2)(d)(j)(k) 79,701,000 78,515,331
5.39%, 1/18/2024 (2)(j)(k) 6,627,000 6,521,531
5.41%, 2/8/2024 (2)(j)(k) 5,211,000 5,111,988
5.44%, 2/15/2024 (2)(j) 105,733,000 103,615,492
5.44%, 2/22/2024 (2)(j)(k) 123,952,000 121,338,773
5.45%, 3/7/2024 (2)(j)(k) 30,979,000 30,260,681
5.45%, 3/21/2024 (2)(j)(k) 21,230,000 20,693,417
5.46%, 3/28/2024 (2)(j) 25,755,000 25,078,038
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $673,923,638) 673,940,779
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,105,905,652) 1,106,112,470
TOTAL LONG POSITIONS
(Cost $1,947,112,758) 1,897,718,177
SHARES
SHORT POSITIONS - (11.3)%
COMMON STOCKS - (10.7)%
Air Freight & Logistics - (0.0)% †
Air Transport Services Group, Inc. (19,864) (414,562)
Automobile Components - (0.3)%
LCI Industries
(31,608) (3,711,411)
Luminar Technologies, Inc., Class A
(31,618) (143,862)
Patrick Industries, Inc.
(26,370) (1,979,332)
(5,834,605)
Automobiles - (0.1)%
Ferrari NV (Italy)
(3,622) (1,070,446)
Stellantis NV
(36,632) (700,770)
(1,771,216)
Banks - (0.1)%
Banc of California, Inc. (147,553) (1,826,706)
Beverages - (0.1)%
Brown-Forman Corp., Class A (19,572) (1,137,133)
Biotechnology - (0.8)%
Cytokinetics, Inc.
(123,093) (3,626,320)
Exact Sciences Corp.
(113,308) (7,729,872)
Insmed, Inc.
(33,030) (834,007)
Ionis Pharmaceuticals, Inc.
(51,907) (2,354,502)
(14,544,701)
Broadline Retail - (0.1)%
Etsy, Inc. (18,070) (1,166,961)
Capital Markets - (0.0)% †
Penson Worldwide, Inc. (3)(b)
(212,307) –
WisdomTree, Inc.
(86,407) (604,849)
(604,849)
Chemicals - (0.8)%
Novozymes A/S, Class B
(Denmark) (2) (357,970) (14,402,881)
Commercial Services & Supplies - (0.0)% †
Tetra Tech, Inc. (3,907) (593,981)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Communications Equipment - (0.5)%
Infinera Corp.
(815,606) (3,409,233)
Lumentum Holdings, Inc.
(130,230) (5,883,791)
(9,293,024)
Consumer Finance - (0.3)%
EZCORP, Inc., Class A
(605,932) (4,998,939)
SoFi Technologies, Inc.
(69,019) (551,462)
(5,550,401)
Diversified Telecommunication Services - (0.1)%
Bandwidth, Inc., Class A
(412) (4,643)
EchoStar Corp., Class A
(107,446) (1,799,721)
(1,804,364)
Electric Utilities - (0.1)%
FirstEnergy Corp. (24,252) (828,933)
Electrical Equipment - (0.8)%
Array Technologies, Inc.
(407,468) (9,041,715)
Bloom Energy Corp., Class A
(420,765) (5,579,344)
(14,621,059)
Energy Equipment & Services - (0.7)%
Helix Energy Solutions Group, Inc.
(710,571) (7,937,078)
Nabors Industries Ltd.
(38,680) (4,763,055)
(12,700,133)
Entertainment - (0.5)%
Atlanta Braves Holdings, Inc.,
Class A (56,801) (2,219,215)
Liberty Media Corp-Liberty Formula
One, Class C (9,749) (607,362)
Live Nation Entertainment, Inc.
(73,719) (6,121,626)
Sea Ltd., ADR (Singapore)
(506) (22,239)
(8,970,442)
Financial Services - (0.2)%
Shift4 Payments, Inc., Class A (61,068) (3,381,335)
Health Care Equipment & Supplies - (0.1)%
Cutera, Inc.
(18,360) (110,527)
TransMedics Group, Inc.
(13,854) (758,507)
(869,034)
Health Care Providers & Services - (0.0)% †
Guardant Health, Inc. (22,428) (664,766)
Health Care REITs - (0.1)%
Welltower, Inc., REIT (30,997) (2,539,274)
Health Care Technology - (0.0)% †
Teladoc Health, Inc. (427) (7,938)
Hotels, Restaurants & Leisure - (1.7)%
Carnival Corp.
(1,253,897) (17,203,467)
DraftKings, Inc., Class A
(51,174) (1,506,562)
MakeMyTrip Ltd. (India)
(180,715) (7,322,572)
Norwegian Cruise Line Holdings
Ltd. (207,615) (3,421,495)
(29,454,096)
INVESTMENTS SHARES VALUE ($)
Household Durables - (0.0)% †
GoPro, Inc., Class A (17,071) (53,603)
Independent Power and Renewable Electricity Producers - (0.0)% †
Sunnova Energy International, Inc. (61,742) (646,439)
Interactive Media & Services - (0.1)%
Eventbrite, Inc., Class A
(72,499) (714,840)
Snap, Inc., Class A
(37,095) (330,517)
TripAdvisor, Inc.
(2,157) (35,763)
(1,081,120)
IT Services - (0.0)% †
DigitalOcean Holdings, Inc. (4,799) (115,320)
Life Sciences Tools & Services - (0.0)% †
CryoPort, Inc.
(1,049) (14,382)
Inotiv, Inc.
(19,926) (61,372)
(75,754)
Machinery - (0.3)%
3D Systems Corp.
(15,740) (77,283)
CNH Industrial NV (United
Kingdom) (29,909) (361,899)
Greenbrier Cos., Inc. (The)
(115,099) (4,603,960)
(5,043,142)
Media - (0.1)%
Cable One, Inc.
(231) (142,213)
Paramount Global, Class A
(52,617) (830,822)
(973,035)
Metals & Mining - (0.8)%
United States Steel Corp. (428,604) (13,921,058)
Mortgage Real Estate Investment Trusts (REITs) - (0.2)%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (175,689) (3,724,607)
Multi-Utilities - (0.1)%
CenterPoint Energy, Inc. (57,612) (1,546,882)
Oil, Gas & Consumable Fuels - (0.5)%
Northern Oil and Gas, Inc. (200,975) (8,085,224)
Passenger Airlines - (0.1)%
JetBlue Airways Corp.
(9,780) (44,988)
Spirit Airlines, Inc.
(83,109) (1,371,298)
(1,416,286)
Pharmaceuticals - (0.2)%
Innoviva, Inc. (204,036) (2,650,428)
Professional Services - (0.0)% †
Clarivate plc (2,647) (17,761)
Real Estate Management & Development - (0.0)% †
Redfin Corp.
(1,940) (13,658)
Zillow Group, Inc., Class C
(1,625) (75,010)
(88,668)
Retail REITs - (0.0)% †
Kimco Realty Corp., REIT (41,323) (726,872)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Special Purpose Acquisition Company.
(b) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2023 amounted to $410,873, which represents 0.02% of net assets of the Fund.
(c) Restricted securities.  Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities).  Total value of all such securities at September 30, 2023 amounted to $0, which represents 0.00% of net assets of the Fund.
(d) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2023 amounted to $534,281,097; additional securities sold but not yet settled totaling $5,742 were also segregated. In addition, $21,586,049 of cash collateral was also pledged.
(e) Defaulted security.
(f) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2023 amounted to $184,616,584, which represents
10.49% of net assets of the Fund.
(g) Represents 7-day effective yield as of September 30, 2023.
(h) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(i) For the period ended September 30, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - (0.1)%
SMART Global Holdings, Inc.
(38,348) (933,774)
Veeco Instruments, Inc.
(31,779) (893,307)
(1,827,081)
Software - (0.3)%
8x8, Inc.
(480,385) (1,210,570)
Cerence, Inc.
(169,676) (3,456,300)
Unity Software, Inc.
(884) (27,749)
Veritone, Inc.
(1,187) (3,063)
(4,697,682)
Specialty Retail - (0.5)%
Farfetch Ltd., Class A (United
Kingdom) (68,696) (143,575)
Wayfair, Inc., Class A
(139,084) (8,424,318)
(8,567,893)
Trading Companies & Distributors - (0.0)% †
Xometry, Inc., Class A (43,621) (740,685)
TOTAL COMMON STOCKS
(Proceeds $(215,975,128)) (188,981,934)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (0.6)%
Hotels, Restaurants & Leisure - (0.6)%
Booking Holdings, Inc.
0.75%, 5/1/2025 (2)
(Proceeds $(7,042,010)) $ (6,200,000) (10,354,000)
TOTAL SHORT POSITIONS
(Proceeds $(223,017,138)) (199,335,934)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.5%
(Cost $1,724,095,620) 1,698,382,243
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.5% ‡ 61,954,646
NET ASSETS - 100.0% 1,760,336,889
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 51,073,459 2.9%
Consumer Discretionary 75,008,186 4.3
Consumer Staples 18,109 0.0 †
Energy 12,354,073 0.7
Financials 217,525,258 12.4
Health Care 79,470,791 4.5
Industrials 49,596,783 2.8
Information Technology 66,393,021 3.8
Materials 12,777,462 0.7
Real Estate 13,118,037 0.7
Utilities 14,934,594 0.9
Investment Companies 432,171,691 24.5
U.S. Treasury Obligations 673,940,779 38.3
Total Investments In Securities
At Value 1,698,382,243 96.5
Other Assets in Excess of
Liabilities ‡ 61,954,646 3.5
Net Assets
$ 1,760,336,889 100.0%

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
(j) The rate shown was the effective yield at the date of purchase.
(k) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2023
Shares
Held At
9/30/2023
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 24.4%
INVESTMENT COMPANIES - 24.4%
Limited Purpose
Cash Investment
Fund,
5.36% (a)
(Cost $428,844,865) $519,255,218 $1,050,918,029 $(1,141,185,123) $18,115 $28,303 $429,034,542 429,163,291 $18,379,745 $–
(a) Represents 7-day effective yield as of September 30, 2023.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Credit default swap contracts outstanding - buy protection as of September 30, 2023:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
41.V1 5.00 % Quarterly 12/20/2028 4.79 % USD 116,050,000 $ (1,128,545) $ 23,950 $ (1,104,595)
$ (1,128,545) $ 23,950 $ (1,104,595)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
S&P 500 E-Mini Index (162) 12/2023 USD $ (35,036,550) $ 3,722
U.S. Treasury 10 Year Note (479) 12/2023 USD (51,746,969) 972,301
U.S. Treasury 2 Year Note (476) 12/2023 USD (96,486,687) 262,432
U.S. Treasury 5 Year Note (1,142) 12/2023 USD (120,284,719) 950,394
$ 2,188,849
Forward foreign currency exchange contracts outstanding as of September 30, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 8,371,546 USD 6,165,823 CITI 12/20/2023 $ 5,570
CAD 8,371,546 USD 6,165,792 JPMC 12/20/2023 5,601
EUR 44,271 USD 46,659 CITI 12/20/2023 324
USD 6,196,677 CAD 8,402,392 CITI 12/20/2023 2,545
USD 6,196,708 CAD 8,402,392 JPMC 12/20/2023 2,576
USD 1,077,809 DKK 7,370,580 CITI 12/20/2023 28,117
USD 1,077,814 DKK 7,370,580 JPMC 12/20/2023 28,122
USD 1,802,337 EUR 1,671,221 CITI 12/20/2023 28,728
USD 343,029 EUR 316,328 JPMC 12/20/2023 7,321
USD 4,676,951 JPY 673,256,025 CITI 12/20/2023 111,428
USD 4,676,975 JPY 673,256,025 JPMC 12/20/2023 111,451
USD 1,330,632 NOK 14,103,351 CITI 12/20/2023 9,207
USD 1,330,638 NOK 14,103,350 JPMC 12/20/2023 9,213
Total unrealized appreciation 350,203
CAD 2,833,311 USD 2,107,699 CITI 12/20/2023 (19,020)
CAD 2,833,310 USD 2,112,342 JPMC 12/20/2023 (23,664)
EUR 351,764 USD 380,840 CITI 12/20/2023 (7,525)
EUR 316,328 USD 342,934 JPMC 12/20/2023 (7,226)
USD 2,063,716 CAD 2,802,465 CITI 12/20/2023 (2,224)
USD 2,063,726 CAD 2,802,464 JPMC 12/20/2023 (2,213)
USD 1,553,299 EUR 1,464,411 CITI 12/20/2023 (829)
USD 503,486 NOK 5,381,465 CITI 12/20/2023 (735)
USD 440,437 NOK 4,707,259 JPMC 12/20/2023 (614)
Total unrealized depreciation (64,050)
Net unrealized appreciation $ 286,153

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
Total return basket swap contracts outstanding as of September 30, 2023:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the AOISR plus
or minus a specified spread
(0.04%), which is denominated
in AUD based on the local
currencies of the positions
within the swap.
55 months
maturity
03/30/2028 $13,750,030 $328,653 $250,118 $578,771
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the CORRA plus
or minus a specified spread
(-0.03% to 0.02%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
61 months
maturity
09/20/2028 $8,904,638 $(222,455) $4,967 $(217,488)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR plus
or minus a specified spread
(-0.04%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
61 months
maturity
09/21/2028 $2,883,676 $94,436 $(29,522) $64,914
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.05% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
49-61 months
maturity ranging
from 10/15/2026
- 09/29/2028 $7,765,882 $(277,475) $(112,312) $(389,787)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of short
equity positions and fixed
income positions and pays
or receives the OBFR plus
or minus a specified spread
(-0.04% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
43 months
maturity
06/25/2025 $103,889,057 $(10,745,382) $(2,968,871) $(13,714,253)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
United States
Bandwidth, Inc., 0.50%, 4/1/2028 9,255,000 5,946,211 (2,233,608) 16.3
Cable One, Inc., 0.00%, 3/15/2026 7,050,000 5,766,900 (1,462,875) 10.7
Coherus Biosciences, Inc., 1.50%, 4/15/2026 7,600,000 4,669,328 (4,154,523) 30.3
Exact Sciences Corp., 0.38%, 3/1/2028 11,850,000 10,231,275 (1,044,681) 7.6
Exact Sciences Corp., 0.38%, 3/15/2027 9,889,000 8,951,073 (1,762,253) 12.8
Granite Point Mortgage Trust, Inc., 6.38%, 10/1/2023 1,900,000 1,960,279 487,011 (3.6)
Green Plains, Inc., 2.25%, 3/15/2027 5,650,000 6,552,459 (1,150,537) 8.4
Liberty Broadband Corp., 3.13%, 3/31/2053 3,475,000 3,646,361 200,650 (1.5)
Opendoor Technologies, Inc., 0.25%, 8/15/2026 3,717,000 2,500,029 42,345 (0.3)
PetIQ, Inc., 4.00%, 6/1/2026 2,975,000 2,919,513 (1,345,215) 9.8
Redfin Corp., 0.00%, 10/15/2025 3,550,000 2,899,995 (701,480) 5.1
Spotify USA, Inc., 0.00%, 3/15/2026 4,000,000 3,402,000 (278,000) 2.0
Stride, Inc., 1.13%, 9/1/2027 18,800,000 19,766,270 1,613,066 (11.8)
SHARES
Short Positions
Common Stocks
United States
Bandwidth, Inc. (2,065) (23,273) 6,377 (0.0)
Cable One, Inc. (31) (19,085) 1,071 (0.0)
Charter Communications, Inc. (3,678) (1,617,658) (132,581) 1.0
Coherus Biosciences, Inc. (31,068) (116,194) 37,174 (0.3)
Exact Sciences Corp. (104,177) (7,106,955) 1,914,410 (14.0)
Green Plains, Inc. (131,867) (3,969,197) 296,965 (2.2)
Opendoor Technologies, Inc. (23,191) (61,224) 17,346 (0.1)
PetIQ, Inc. (48,834) (962,030) (182,387) 1.3
Redfin Corp. (490) (3,450) 618 (0.0)
Spotify Technology SA (466) (72,062) (1,417) 0.0
Stride, Inc. (238,202) (10,726,236) (912,858) 6.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
46-58 months
maturity
ranging from
06/23/2027
- 06/13/2028 $26,435,907 $(49,907) $(60,411) $(110,318)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Arab Emirates
Network International Holdings plc 2,139,844 10,187,434 10,443 (9.5)
United Kingdom
Dechra Pharmaceuticals plc 262,922 12,125,908 (83,403) 75.6
EMIS Group plc 174,890 4,122,565 23,053 (20.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
03/12/2027
- 07/30/2027 $40,421,644 $2,815,090 $(2,642,994) $172,096
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Athena Technology Acquisition Corp. II 99,000 1,067,220 94,050 54.6
Black Mountain Acquisition Corp. 109,833 1,171,918 82,375 47.9
Churchill Capital Corp. VI 1,073,397 11,216,999 660,139 383.6
Gores Holdings IX, Inc. 1,656,294 17,208,895 1,267,065 736.3
Hennessy Capital Investment Corp. VI 691,170 7,153,610 518,378 301.2
Nabors Energy Transition Corp. 112,127 1,216,578 100,914 58.6
Papaya Growth Opportunity Corp. I 129,815 1,386,424 92,169 53.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.05% to 0.11%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
36-61 months
maturity
ranging from
10/23/2025
- 10/02/2028 $566,448,410 $7,316,484 $(3,745,270) $3,571,214

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Chindata Group Holdings Ltd., ADR 732,063 6,076,123 (26,419) (0.7)
United Kingdom
Abcam plc, ADR 1,019,396 23,068,931 89,629 2.5
United States
Activision Blizzard, Inc. 416,432 38,990,528 5,420,619 151.8
Albertsons Cos., Inc. 1,442,553 32,818,081 1,318,460 36.9
Amedisys, Inc. 308,890 28,850,326 294,176 8.2
American Equity Investment Life Holding Co. 266,437 14,291,681 14,867 0.4
Argo Group International Holdings Ltd. 408,562 12,191,490 231,034 6.5
Avantax, Inc. 202,036 5,168,081 922 0.0
Avid Technology, Inc. 112,363 3,019,194 24,209 0.7
Capri Holdings Ltd. 518,977 27,303,380 5,549 0.2
Chase Corp. 14,191 1,805,521 17,403 0.5
Chico's FAS, Inc. 386,031 2,887,512 (6,433) (0.2)
CIRCOR International, Inc. 116,816 6,512,492 686,117 19.2
Denbury, Inc. 277,156 27,164,060 2,759,857 77.3
Earthstone Energy, Inc. 279,223 5,651,474 346,523 9.7
GNC Holdings, Inc. Escrow (a) 32,241 – – 0.0
Heritage-Crystal Clean, Inc. 71,783 3,255,359 (4,751) (0.1)
Hostess Brands, Inc. 283,239 9,434,691 (24,710) (0.7)
Intercept Pharmaceuticals, Inc. 729,915 13,532,624 (52,722) (1.5)
iRobot Corp. 225,011 8,527,917 (4,205,741) (117.8)
Lakeland Bancorp, Inc. 241,688 3,050,103 (1,003,584) (28.1)
National Instruments Corp. 358,333 21,363,813 571,620 16.0
New Relic, Inc. 161,910 13,862,734 264,946 7.4
NextGen Healthcare, Inc. 302,246 7,172,298 48,743 1.4
PacWest Bancorp 322,944 2,554,487 44,338 1.2
PNM Resources, Inc. 687,474 30,668,215 (1,938,992) (54.3)
RPT Realty 745,585 7,873,378 (537,484) (15.1)
Seagen, Inc. 171,097 36,298,229 1,410,217 39.5
Sovos Brands, Inc. 832,363 18,769,786 8,126 0.2
Splunk, Inc. 131,967 19,300,174 183,546 5.1
Triton International Ltd. 225,938 18,586,774 (238,412) (6.7)
Veritiv Corp. 83,067 14,030,016 36,696 1.0
VMware, Inc. 183,192 30,497,804 9,416,591 263.7
Short Positions
Common Stocks
Canada
Brookfield Asset Management Ltd. (42,491) (1,416,650) 37,843 1.1
Brookfield Infrastructure Corp. (88,003) (3,110,026) 536,263 15.0
United States
Banc of California, Inc. (212,513) (2,630,911) (18,403) (0.5)
Broadcom, Inc. (23,674) (19,663,151) (7,165,854) (200.7)
Exxon Mobil Corp. (232,813) (27,374,153) (2,539,224) (71.1)
J M Smucker Co. (The) (8,385) (1,030,600) 39,010 1.1
Kimco Realty Corp. (451,034) (7,933,688) 516,874 14.5
Permian Resources Corp. (403,849) (5,637,732) (293,149) (8.2)
Provident Financial Services, Inc. (201,061) (3,074,223) 1,048,184 29.4
(a) Security fair valued using significant unobservable inputs as of September 30, 2023 in accordance with procedures approved by the Board of
Trustees.

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
September 30, 2023 (Unaudited)
(a) For the period ended September 30, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of September 30, 2023.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within this report as well as on
Form N-CSR and Form N-PORT (Part F) which are filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 69.5%
AQR Diversified Arbitrage Fund,
Class R6 (a) 2,153,149 25,923,909
AQR Equity Market Neutral Fund,
Class R6 (a) 7,275,737 75,594,911
AQR Macro Opportunities Fund,
Class R6 (a) 4,512,312 48,958,589
AQR Managed Futures Strategy
HV Fund, Class R6 (a) 5,439,843 48,958,589
AQR Style Premia Alternative
Fund, Class R6 (a) 8,418,142 75,594,910
TOTAL ALTERNATIVE FUNDS
(Cost $242,785,198) 275,030,908
ASSET ALLOCATION FUNDS - 28.5%
AQR Multi-Asset Fund, Class R6
(a)
(Cost $111,140,407) 12,042,505 112,838,267
TOTAL INVESTMENT COMPANIES
(Cost $353,925,605) 387,869,175
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 1.9%
INVESTMENT COMPANIES - 1.9%
Limited Purpose Cash Investment
Fund, 5.36% (b)
(Cost $7,553,470) 7,557,198 7,554,931
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $361,479,075) 395,424,106
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% 366,686
NET ASSETS - 100.0% 395,790,792
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 75,594,911 19.1%
Global Flex Allocation 112,838,267 28.5
Global Macro 48,958,589 12.4
Multi-Strategy 75,594,910 19.1
Relative Value Arbitrage 25,923,909 6.5
Systematic Trend 48,958,589 12.4
Investment Companies 7,554,931 1.9
Total Investments In Securities
At Value 395,424,106 99.9
Other Assets in Excess of
Liabilities 366,686 0.1
Net Assets
$ 395,790,792 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2023
Shares
Held At
9/30/2023
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 69.5%
AQR Diversified
Arbitrage Fund $ 24,491,514 $ 22,609,258 $ (21,928,977) $ (40,930) $ 793,044 $ 25,923,909 2,153,149 $ – $ –
AQR Equity Market
Neutral Fund 36,767,279 40,993,556 (13,059,730) 29,225 10,864,581 75,594,911 7,275,737 – –
AQR Macro
Opportunities Fund 24,511,520 32,945,584 (8,800,568) (461,828) 763,881 48,958,589 4,512,312 – –
AQR Managed
Futures Strategy HV
Fund 24,511,520 29,340,933 (8,745,993) (874,925) 4,727,054 48,958,589 5,439,843 – –
AQR Style Premia
Alternative Fund 36,767,279 41,374,701 (14,464,623) (1,235,251) 13,152,804 75,594,910 8,418,142 – –
(2,583,709) 30,301,364 275,030,908 – –
ASSET ALLOCATION FUNDS - 28.5%
AQR Multi-Asset
Fund 37,710,030 82,957,417 (11,170,879) (1,027,782) 4,369,481 112,838,267 12,042,505 – –
TOTAL $(3,611,491) $34,670,845 $387,869,175 $– $–
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 102.3%
COMMON STOCKS - 4.7%
Italy - 3.9%
A2A SpA (a) 156,049 277,346
Assicurazioni Generali SpA (a) 44,787 914,210
Azimut Holding SpA (a) 12,449 270,910
Banco BPM SpA (a) 317,905 1,514,025
Buzzi SpA (a) 27,228 744,065
ERG SpA (a) 4,819 116,042
Hera SpA (a) 33,256 90,812
Intesa Sanpaolo SpA (a) 277,862 711,665
Italgas SpA (a) 7,048 36,059
Leonardo SpA (a) 65,279 940,270
Nexi SpA *(a)(b) 26,029 158,597
Pirelli & C SpA (a)(b) 167,962 805,605
Poste Italiane SpA (a)(b) 67,543 709,291
Prysmian SpA (a) 12,958 520,112
UniCredit SpA (a) 54,108 1,289,198
Unipol Gruppo SpA (a) 192,143 1,037,059
10,135,266
—
United States - 0.8%
Stellantis NV (a) 74,597 1,428,416
Tenaris SA (a) 49,435 780,873
2,209,289
—
TOTAL COMMON STOCKS
(Cost $10,277,167) 12,344,555
SHORT-TERM INVESTMENTS - 97.6%
INVESTMENT COMPANIES - 53.3%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.24% (1)(c)(d) 5,781,574 5,781,574
Limited Purpose Cash Investment
Fund, 5.36% (1)(c) 134,501,266 134,460,915
TOTAL INVESTMENT COMPANIES
(Cost $140,202,511) 140,242,489
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 44.3%
U.S. Treasury Bills
4.80%, 10/5/2023 (e) $ 3,796,000 3,794,333
4.91%, 10/12/2023 (e) 806,000 804,818
4.99%, 10/19/2023 (e)(f) 9,112,000 9,089,238
4.96%, 10/26/2023 (e)(f) 15,163,000 15,109,593
5.11%, 11/16/2023 (e)(f) 18,261,000 18,140,135
5.39%, 12/7/2023 (e)(f) 3,210,000 3,178,721
5.36%, 12/28/2023 (e)(f) 6,117,000 6,038,356
5.41%, 1/11/2024 (e)(f) 803,000 791,054
5.39%, 1/18/2024 (e)(f) 4,072,000 4,007,194
5.41%, 1/25/2024 (e)(f) 1,176,000 1,156,043
5.41%, 2/8/2024 (e) 2,014,000 1,975,733
5.44%, 2/15/2024 (e)(f) 4,889,000 4,791,088
5.44%, 2/22/2024 (e)(f) 13,656,000 13,368,096
5.50%, 2/29/2024 (e) 1,969,000 1,925,446
5.45%, 3/7/2024 (e)(f) 3,993,000 3,900,413
5.45%, 3/14/2024 (e)(f) 18,730,000 18,277,029
5.45%, 3/21/2024 (e)(f) 8,742,000 8,521,048
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 44.3% (continued)
5.46%, 3/28/2024 (e)(f) $ 1,639,000 1,595,919
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $116,466,779) 116,464,257
TOTAL SHORT-TERM INVESTMENTS
(Cost $256,669,290) 256,706,746
TOTAL LONG POSITIONS
(Cost $266,946,457) 269,051,301
SHARES
SHORT POSITIONS - (3.2)%
COMMON STOCKS - (3.2)%
Italy - (3.1)%
Amplifon SpA (1,636) (48,427)
Banca Generali SpA (6,500) (229,246)
Brunello Cucinelli SpA (3,987) (302,409)
Davide Campari-Milano NV (58,177) (684,879)
DiaSorin SpA (3,772) (343,488)
Ferrari NV (5,283) (1,557,351)
FinecoBank Banca Fineco SpA (68,801) (830,791)
Infrastrutture Wireless Italiane SpA
(b) (81,748) (971,361)
Interpump Group SpA (4,591) (210,012)
Mediobanca Banca di Credito
Finanziario SpA (44,278) (583,766)
Moncler SpA (14,637) (848,288)
Recordati Industria Chimica e
Farmaceutica SpA (8,794) (414,420)
Reply SpA (1,766) (165,707)
Snam SpA (106,410) (499,305)
Telecom Italia SpA (1,147,130) (357,751)
Terna - Rete Elettrica Nazionale (31,840) (239,483)
(8,286,684)
—
United Kingdom - (0.1)%
CNH Industrial NV (18,048) (219,096)
TOTAL COMMON STOCKS
(Proceeds $(8,759,632)) (8,505,780)
TOTAL SHORT POSITIONS
(Proceeds $(8,759,632)) (8,505,780)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.1%
(Cost $258,186,825) 260,545,521
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.9% ‡ 2,364,239
NET ASSETS - 100.0% 262,909,760

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (1,329,112) (0.5) %
Consumer Discretionary (474,028) (0.2)
Consumer Staples (684,879) (0.2)
Energy 780,873 0.3
Financials 4,961,153 1.9
Health Care (806,335) (0.3)
Industrials 1,031,274 0.4
Information Technology (165,707) (0.1)
Materials 744,065 0.3
Utilities (218,529) (0.1)
Investment Companies 140,242,489 53.3
U.S. Treasury Obligations 116,464,257 44.3
Total Investments In Securities
At Value 260,545,521 99.1
Other Assets in Excess of
Liabilities ‡ 2,364,239 0.9
Net Assets
$ 262,909,760 100.0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2023 amounted to $9,180,331.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2023 amounted to $702,132, which represents 0.27% of net assets of the Fund.
(c) Represents 7-day effective yield as of September 30, 2023.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
Forward foreign currency exchange contracts outstanding as of September 30, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 500 USD 45 CITI 12/20/2023 $ –
SEK 500 USD 45 JPMC 12/20/2023 –
USD 81 CAD 110 CITI 12/20/2023 –
USD 81 CAD 110 JPMC 12/20/2023 –
USD 292 DKK 2,000 CITI 12/20/2023 8
USD 292 DKK 2,000 JPMC 12/20/2023 8
USD 1,643,442 EUR 1,518,502 CITI 12/20/2023 31,908
USD 1,643,446 EUR 1,518,498 JPMC 12/20/2023 31,916
USD 25,592 HKD 200,000 CITI 12/20/2023 9
USD 25,592 HKD 200,000 JPMC 12/20/2023 9
USD 106 NOK 1,126 CITI 12/20/2023 1
USD 106 NOK 1,123 JPMC 12/20/2023 1
Total unrealized appreciation 63,860
CHF 502 USD 573 CITI 12/20/2023 (19)
CHF 498 USD 569 JPMC 12/20/2023 (19)
SGD 680,504 USD 504,375 CITI 12/20/2023 (4,754)
SGD 680,496 USD 504,366 JPMC 12/20/2023 (4,751)
USD 27 CAD 37 CITI 12/20/2023 –
USD 27 CAD 37 JPMC 12/20/2023 –
USD 12,727 EUR 12,000 CITI 12/20/2023 (8)
USD 12,727 EUR 12,000 JPMC 12/20/2023 (8)
USD 35 NOK 376 CITI 12/20/2023 –
USD 35 NOK 375 JPMC 12/20/2023 –
Total unrealized depreciation (9,559)
Net unrealized appreciation $ 54,301
Total return basket swap contracts outstanding as of September 30, 2023:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.20%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
47 months
maturity
08/09/2027 $1,055,585 $67,533 $1,103 $68,636

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.50% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
19-61 months
maturity
ranging from
04/23/2025
- 09/27/2028 $28,951,426 $118,547 $1,233 $119,780
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 6,165 28,845 (7,673) (6.4)
Switzerland
ABB Ltd. (Registered) 37,082 1,323,576 (14,512) (12.1)
Adecco Group AG (Registered) 20,427 839,001 1,868 1.6
Baloise Holding AG (Registered) 1,806 261,466 (15,231) (12.7)
Barry Callebaut AG (Registered) 71 112,907 (315) (0.3)
Cie Financiere Richemont SA (Registered) 2,248 273,769 (14,267) (11.9)
Clariant AG (Registered) 26,376 415,861 (3,977) (3.3)
DKSH Holding AG 6,819 461,251 (21,944) (18.3)
Dufry AG (Registered) 8,949 339,757 (24,812) (20.7)
Galenica AG 4,252 314,120 (9,188) (7.7)
Georg Fischer AG (Registered) 17,317 972,495 (24,861) (20.8)
Helvetia Holding AG (Registered) 2,573 359,419 (19,606) (16.4)
Julius Baer Group Ltd. 2,229 142,674 (783) (0.7)
Kuehne + Nagel International AG (Registered) 196 55,690 (1,503) (1.3)
Logitech International SA (Registered) 52 3,578 13 0.0
Novartis AG (Registered) 21,698 2,215,987 34,095 28.5
Schindler Holding AG 325 64,740 (2,472) (2.1)
Sonova Holding AG (Registered) 705 166,857 (729) (0.6)
Stadler Rail AG 1,000 38,921 772 0.6
Swatch Group AG (The) 3,329 852,631 (29,691) (24.8)
Temenos AG (Registered) 829 57,981 (821) (0.7)
United States
Holcim AG 29,157 1,866,308 7,238 6.0
Roche Holding AG 4,126 1,126,403 (25,716) (21.5)
Swiss Re AG 13,896 1,427,125 (319) (0.3)
Short Positions
Common Stocks
Switzerland
Alcon, Inc. (6,655) (513,549) 11,339 9.5
Bachem Holding AG (9,637) (710,815) 20,405 17.0
Belimo Holding AG (Registered) (634) (300,893) (298) (0.2)
BKW AG (187) (32,920) 441 0.4
Chocoladefabriken Lindt & Spruengli AG (101) (1,122,367) 16,579 13.8
EMS-Chemie Holding AG (Registered) (758) (513,658) 19,341 16.1
Flughafen Zurich AG (Registered) (687) (130,802) (2,761) (2.3)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Geberit AG (Registered) (1,757) (876,177) (8,688) (7.3)
Givaudan SA (Registered) (180) (586,050) (23,859) (19.9)
Lonza Group AG (Registered) (1,487) (687,808) 1,839 1.5
Partners Group Holding AG (1,209) (1,357,218) (198) (0.2)
SGS SA (Registered) (1,725) (144,772) 8,440 7.0
SIG Group AG (64,334) (1,584,894) 36,202 30.2
Sika AG (Registered) (8,383) (2,123,925) 70,024 58.5
Straumann Holding AG (Registered) (8,646) (1,100,454) 95,391 79.6
Swiss Life Holding AG (Registered) (855) (531,963) 522 0.4
Swisscom AG (Registered) (484) (287,394) 2,088 1.7
Tecan Group AG (Registered) (821) (275,956) 9,476 7.9
UBS Group AG (Registered) (20,546) (506,093) 16,530 13.8
VAT Group AG (2,564) (914,947) (348) (0.3)
Zurich Insurance Group AG (829) (379,314) 6,771 5.7
United States
Nestle SA (Registered) (4,842) (548,095) 13,745 11.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.85% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
19-60 months
maturity
ranging from
04/24/2025
- 08/31/2028 $10,186,329 $57,764 $5,272 $63,036
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 616 1,108,119 24,760 39.3
Carlsberg A/S 7,056 889,656 (47,246) (75.0)
Demant A/S 3,372 139,234 (2,924) (4.6)
Genmab A/S 1,335 472,658 (19,940) (31.6)
ISS A/S 60,217 925,025 (16,519) (26.2)
Pandora A/S 10,713 1,105,489 (13,542) (21.5)
ROCKWOOL A/S 980 236,852 8,520 13.5
Short Positions
Common Stocks
Denmark
Ambu A/S (22,300) (232,438) 9,958 15.8
Coloplast A/S (2,038) (215,655) 4,737 7.5
DSV A/S (5,108) (951,828) (2,039) (3.2)
GN Store Nord A/S (7,446) (133,873) 6,614 10.5
Novo Nordisk A/S (16,533) (1,505,351) 751 1.2

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Denmark (continued)
Novozymes A/S (22,774) (916,309) 40,887 64.9
Orsted A/S (7,352) (399,972) 24,403 38.7
Royal Unibrew A/S (2,211) (170,757) 8,080 12.8
Tryg A/S (20,723) (379,218) 18,089 28.7
Vestas Wind Systems A/S (18,879) (403,895) 13,175 20.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.90% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
19-62 months
maturity
ranging from
04/23/2025
- 09/27/2028 $37,038,999 $269,347 $13,784 $283,131
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 20,202 832,048 (18,436) (6.5)
Proximus SADP 79,914 649,323 4,502 1.6
Solvay SA 6,421 709,580 (28,088) (9.9)
Finland
Fortum OYJ 35,100 407,057 (39,744) (14.0)
Nokia OYJ 111,988 421,083 (14,567) (5.1)
Orion OYJ 8,704 341,944 5,502 1.9
Luxembourg
ArcelorMittal SA 42,903 1,074,122 8,637 3.1
Netherlands
ASML Holding NV 638 375,623 281 0.1
ASR Nederland NV 8,775 328,335 (51,387) (18.1)
Koninklijke Ahold Delhaize NV 40,079 1,207,969 (27,942) (9.9)
Koninklijke Philips NV 25,366 506,109 (23,689) (8.4)
NN Group NV 20,972 672,324 (129,291) (45.7)
OCI NV 12,031 334,547 8,539 3.0
Spain
Acerinox SA 75,737 731,863 8,521 3.0
ACS Actividades de Construccion y Servicios SA 12,137 436,321 4,915 1.7
Banco de Sabadell SA 1,219,639 1,410,966 66,161 23.4
Banco Santander SA 341,964 1,302,222 54,979 19.4
Bankinter SA 53,567 340,793 12,091 4.3
Enagas SA 27,103 448,812 (15,147) (5.3)
Mapfre SA 268,661 546,692 (11,939) (4.2)
Redeia Corp. SA 31,202 490,849 (15,356) (5.4)
Repsol SA 144,761 2,381,176 24,963 8.8
Telefonica SA 145,575 594,724 (18,907) (6.7)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Signify NV 28,366 761,137 5,890 2.1
Short Positions
Common Stocks
Belgium
D'ieteren Group (3,446) (580,974) (634) (0.2)
Elia Group SA/NV (4,901) (479,617) 56,989 20.1
UCB SA (6,451) (528,397) 34,964 12.3
China
Prosus NV (19,107) (563,007) 22,111 7.8
Finland
Elisa OYJ (6,264) (290,481) 5,796 2.0
Neste OYJ (16,589) (561,847) 65,673 23.2
Sampo OYJ (14,148) (611,639) 5,561 2.0
Stora Enso OYJ (34,923) (437,703) 5,814 2.1
Netherlands
Adyen NV (1,136) (842,269) (32,651) (11.5)
Argenx SE (1,078) (526,956) 29,453 10.4
ASM International NV (2,712) (1,132,512) (26,747) (9.4)
Heineken NV (3,594) (316,853) 9,079 3.2
Koninklijke KPN NV (150,604) (496,190) 16,447 5.8
SBM Offshore NV (24,338) (319,072) 18,780 6.6
Universal Music Group NV (16,351) (426,699) (11,691) (4.1)
Spain
Acciona SA (2,559) (325,901) 16,615 5.9
Banco Bilbao Vizcaya Argentaria SA (92,554) (749,033) (39,362) (13.9)
CaixaBank SA (152,950) (609,352) (34,647) (12.2)
Cellnex Telecom SA (57,508) (2,000,243) 182,490 64.5
Corp. ACCIONA Energias Renovables SA (20,629) (531,356) 28,954 10.2
Fluidra SA (17,756) (362,300) (929) (0.3)
Grifols SA (37,403) (484,440) 31,218 11.0
Iberdrola SA (36,616) (409,530) 13,267 4.7
Naturgy Energy Group SA (13,146) (357,639) 16,895 6.0
Switzerland
DSM-Firmenich AG (16,318) (1,378,918) (28,406) (10.0)
United States
Ferrovial SE (33,645) (1,028,090) 45,681 16.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
19-59 months
maturity
ranging from
04/24/2025
- 07/11/2028 $4,412,177 $73,009 $(6,740) $66,269

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 8,567 323,487 (1,137) (1.7)
Norway
Equinor ASA 39,164 1,283,485 (6,044) (9.1)
Leroy Seafood Group ASA 10,310 43,046 (1,831) (2.8)
Mowi ASA 10,432 184,389 (6,860) (10.4)
Norsk Hydro ASA 122,810 768,525 56,559 85.3
Orkla ASA 13,856 103,490 (3,930) (5.9)
Telenor ASA 6,191 70,210 62 0.1
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (521) (26,557) 573 0.9
Norway
Gjensidige Forsikring ASA (12,630) (185,326) 9,604 14.5
Kongsberg Gruppen ASA (2,802) (115,480) 6,354 9.6
Salmar ASA (13,473) (682,387) 25,986 39.2
Schibsted ASA (8,495) (190,629) (24,250) (36.6)
TOMRA Systems ASA (19,465) (221,199) 21,371 32.2
United Kingdom
Subsea 7 SA (15,573) (213,967) (3,448) (5.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
19-61 months
maturity
ranging from
04/23/2025
- 09/27/2028 $20,249,468 $(111,589) $6,630 $(104,959)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 11,332 124,241 (1,198) 1.1
Guatemala
Millicom International Cellular SA 25,004 387,607 (13,384) 12.8

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden
Assa Abloy AB 10,024 217,807 (2,113) 2.0
Billerud Aktiebolag 63,294 585,877 81,868 (78.0)
Electrolux AB 11,389 117,364 (3,211) 3.1
Elekta AB 83,284 565,608 (12,698) 12.1
Embracer Group AB 246,328 491,312 (84,802) 80.8
Essity AB 17,589 379,346 (4,454) 4.2
Evolution AB 524 52,876 (147) 0.1
Getinge AB 40,456 710,908 (35,368) 33.7
H & M Hennes & Mauritz AB 51,535 730,777 (16,683) 15.9
Saab AB 8,996 457,857 (50,670) 48.3
Sandvik AB 8,332 153,312 (5,007) 4.8
Skanska AB 30,683 503,832 4,222 (4.0)
SKF AB 59,573 989,004 (14,551) 13.9
SSAB AB 114,906 630,371 23,878 (22.7)
Svenska Handelsbanken AB 74,859 666,087 13,215 (12.6)
Swedbank AB 23,677 435,216 7,643 (7.3)
Telefonaktiebolaget LM Ericsson 36,496 177,800 (11,135) 10.6
Trelleborg AB 34,932 867,915 (22,057) 21.0
Volvo AB 27,904 574,757 (13,113) 12.5
Volvo Car AB 91,571 370,389 17,949 (17.1)
United States
Sinch AB 123,540 215,518 (4,818) 4.6
Short Positions
Common Stocks
Sweden
AddTech AB (4,884) (77,945) 1,067 (1.0)
Alfa Laval AB (13,463) (461,214) (4,063) 3.9
Atlas Copco AB (75,864) (1,018,905) 5,874 (5.6)
Axfood AB (6,110) (140,034) 8,631 (8.2)
Beijer Ref AB (54,600) (574,460) 29,733 (28.3)
Boliden AB (2,875) (82,503) (3,522) 3.4
Epiroc AB (58,201) (1,105,078) 33,748 (32.2)
EQT AB (92,848) (1,829,383) (83,713) 79.8
Hexagon AB (72,291) (615,250) 20,085 (19.1)
Hexpol AB (9,046) (80,153) 4,548 (4.3)
Holmen AB (10,504) (408,293) 445 (0.4)
Husqvarna AB (19,494) (148,762) 5,220 (5.0)
Indutrade AB (25,322) (467,668) 23,296 (22.2)
Lifco AB (26,974) (471,865) 12,612 (12.0)
Nibe Industrier AB (88,890) (581,140) (1,260) 1.2
Securitas AB (34,338) (271,515) (3,991) 3.8
Skandinaviska Enskilda Banken AB (19,223) (229,174) (1,700) 1.6
Svenska Cellulosa AB SCA (49,992) (684,496) (4,777) 4.6
Swedish Orphan Biovitrum AB (12,313) (251,588) (3,187) 3.0
Tele2 AB (26,909) (205,786) (4,578) 4.4
Telia Co. AB (67,133) (138,475) 577 (0.5)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.95% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
14 months
maturity
ranging from
08/26/2024
- 10/25/2024 $35,712,887 $261,131 $(99,001) $162,130
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. 13,703 622,676 (37,126) (22.9)
Air Canada 97,862 1,396,330 33,864 20.9
ARC Resources Ltd. 31,113 496,617 11,911 7.3
Atco Ltd. 22,277 564,203 (24,110) (14.9)
Bank of Nova Scotia (The) 17,302 775,517 (21,528) (13.3)
Bombardier, Inc. 10,963 382,262 9,686 6.0
Canadian Imperial Bank of Commerce 18,844 727,400 (22,337) (13.8)
Capital Power Corp. 12,665 353,585 (22,752) (14.0)
Empire Co. Ltd. 23,219 631,653 (684) (0.4)
Fairfax Financial Holdings Ltd. 1,024 835,914 (22,497) (13.9)
Finning International, Inc. 22,350 659,187 (3,785) (2.3)
George Weston Ltd. 4,461 494,725 1,445 0.9
iA Financial Corp., Inc. 5,606 351,652 (5,489) (3.4)
Imperial Oil Ltd. 14,748 908,388 27,254 16.8
Manulife Financial Corp. 44,165 807,050 (16,908) (10.4)
Northland Power, Inc. 24,041 391,524 (24,426) (15.1)
Nutrien Ltd. 14,132 872,735 (520) (0.3)
Open Text Corp. 15,286 536,487 (2,363) (1.5)
Parkland Corp. 20,265 592,769 (2,984) (1.8)
Pembina Pipeline Corp. 15,060 452,826 (1,663) (1.0)
Suncor Energy, Inc. 26,627 915,698 12,743 7.9
TFI International, Inc. 2,907 373,346 (6,078) (3.7)
West Fraser Timber Co. Ltd. 5,407 392,552 12,659 7.8
Whitecap Resources, Inc. 65,658 554,461 (2,417) (1.5)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (11,553) (468,840) 19,308 11.9
Canada
Algonquin Power & Utilities Corp. (90,072) (533,171) 80,904 49.9
BCE, Inc. (10,053) (383,764) 9,252 5.7
Brookfield Corp. (27,716) (866,629) 33,057 20.4
Cameco Corp. (18,315) (726,667) 26,294 16.2
Canadian Natural Resources Ltd. (6,632) (428,901) (13,379) (8.3)
Canadian Pacific Kansas City Ltd. (12,270) (912,041) 22,494 13.9

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Dollarama, Inc. (8,261) (569,162) 3,467 2.1
Element Fleet Management Corp. (33,719) (483,846) 6,206 3.8
Emera, Inc. (10,212) (356,527) 19,247 11.9
Enbridge, Inc. (17,440) (578,444) 16,949 10.5
Fortis, Inc. (12,973) (492,750) 22,541 13.9
Franco-Nevada Corp. (2,644) (352,981) 8,760 5.4
GFL Environmental, Inc. (13,116) (416,487) 18,154 11.2
Hydro One Ltd. (24,616) (626,704) 20,842 12.9
Intact Financial Corp. (4,572) (666,554) 2,693 1.7
Metro, Inc. (7,656) (397,610) 4,848 3.0
National Bank of Canada (4,934) (327,771) 3,487 2.2
Pan American Silver Corp. (25,550) (369,824) 10,910 6.7
RB Global, Inc. (11,588) (725,524) 2,133 1.3
Rogers Communications, Inc. (16,897) (648,760) 24,507 15.1
Royal Bank of Canada (8,047) (703,242) 10,190 6.3
Thomson Reuters Corp. (2,828) (345,960) 6,850 4.2
TMX Group Ltd. (17,525) (376,628) (387) (0.2)
Tourmaline Oil Corp. (6,602) (332,227) (97) (0.1)
WSP Global, Inc. (4,106) (579,511) 907 0.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.31% to 0.24%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 09/25/2025 $5,167,848 $(48,236) $(57,135) $(105,371)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 169,000 459,898 2,473 (2.3)
Yangzijiang Shipbuilding Holdings Ltd. 304,476 369,083 (11,790) 11.2
Singapore
City Developments Ltd. 50,962 245,937 (112) 0.1
Genting Singapore Ltd. 546,119 337,140 1,559 (1.5)
Jardine Cycle & Carriage Ltd. 7,400 172,525 (1,784) 1.7
Oversea-Chinese Banking Corp. Ltd. 30,700 287,108 1,443 (1.4)
Singapore Airlines Ltd. 192,000 905,706 (14,265) 13.5
United Overseas Bank Ltd. 1,900 39,573 31 (0.0)
Venture Corp. Ltd. 24,800 223,926 (10,286) 9.8

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (24,435) (600,115) (2,199) 2.1
Keppel Corp. Ltd. (37,200) (184,729) (1,042) 1.0
Seatrium Ltd. (3,059,600) (299,170) (1,491) 1.4
Singapore Technologies Engineering Ltd. (352,300) (1,005,412) (10,622) 10.1
Singapore Telecommunications Ltd. (21,200) (37,526) (151) 0.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the RBACR
plus or minus a specified
spread (-0.50% to 0.30%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
23-49 months
maturity
07/22/2025 $23,537,927 $286,120 $(12,749) $273,371
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ANZ Group Holdings Ltd. 25,615 420,129 (1,351) (0.5)
Aristocrat Leisure Ltd. 7,830 204,570 (829) (0.3)
Aurizon Holdings Ltd. 116,848 261,263 (12,201) (4.5)
BHP Group Ltd. 10,761 302,285 (14,318) (5.2)
BlueScope Steel Ltd. 90,686 1,123,010 23,419 8.6
Coles Group Ltd. 31,249 311,892 (5,634) (2.1)
Harvey Norman Holdings Ltd. 126,325 313,001 (15,103) (5.5)
Incitec Pivot Ltd. 285,317 571,706 3,028 1.1
JB Hi-Fi Ltd. 23,749 689,803 (14,881) (5.4)
Northern Star Resources Ltd. 27,548 182,926 (8,351) (3.1)
Origin Energy Ltd. 76,700 431,893 3,593 1.3
Pilbara Minerals Ltd. 113,964 310,915 (223) (0.1)
Qantas Airways Ltd. 387,235 1,281,937 (76,428) (28.0)
QBE Insurance Group Ltd. 20,785 208,208 3,924 1.4
SEEK Ltd. 11,226 158,591 1,298 0.5
Seven Group Holdings Ltd. 11,466 228,385 15,626 5.7
Sonic Healthcare Ltd. 22,136 422,686 (18,517) (6.8)
South32 Ltd. 288,711 623,387 (5,888) (2.2)
Suncorp Group Ltd. 22,061 196,555 (1,455) (0.5)
Telstra Group Ltd. 115,406 285,127 (2,722) (1.0)
Westpac Banking Corp. 42,878 579,606 (17,581) (6.4)
Whitehaven Coal Ltd. 163,971 743,654 45,860 16.8
New Zealand
Xero Ltd. 3,722 267,678 (13,729) (5.0)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
Alumina Ltd. (410,473) (249,674) 27,435 10.0
APA Group (42,681) (227,056) 7,000 2.6
carsales.com Ltd. (10,005) (179,233) 9,052 3.3
Cleanaway Waste Management Ltd. (304,996) (475,019) (166) (0.1)
Commonwealth Bank of Australia (25,912) (1,655,157) 53,444 19.5
Computershare Ltd. (9,188) (153,114) 1,807 0.7
Domino's Pizza Enterprises Ltd. (17,664) (599,798) (1,189) (0.4)
IDP Education Ltd. (42,067) (575,696) 81,775 29.9
IGO Ltd. (25,128) (201,653) 10,799 4.0
Insurance Australia Group Ltd. (76,294) (276,760) 5,785 2.1
Lynas Rare Earths Ltd. (171,086) (738,865) 36,613 13.4
Macquarie Group Ltd. (2,127) (227,776) 7,680 2.8
Medibank Pvt Ltd. (105,915) (233,768) 2,602 1.0
Mineral Resources Ltd. (22,382) (961,123) 49,515 18.1
NEXTDC Ltd. (24,578) (194,470) 5,746 2.1
Pro Medicus Ltd. (8,931) (476,560) (69,275) (25.3)
REA Group Ltd. (6,612) (653,017) 19,631 7.2
Reece Ltd. (34,691) (412,939) 4,277 1.6
Santos Ltd. (47,644) (240,175) (4,152) (1.5)
Transurban Group (99,296) (806,845) 35,445 13.0
Treasury Wine Estates Ltd. (24,294) (191,841) (8,027) (2.9)
Wesfarmers Ltd. (10,328) (349,541) 3,927 1.4
WiseTech Global Ltd. (3,809) (158,113) 7,096 2.6
Woodside Energy Group Ltd. (7,828) (182,009) 8,440 3.1
Woolworths Group Ltd. (12,563) (300,773) 4,471 1.6
United States
CSL Ltd. (6,606) (1,064,247) 63,297 23.2
James Hardie Industries plc (12,216) (319,488) 16,754 6.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.50% to 0.28%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
12-37 months
maturity
08/21/2024 $64,565,878 $356,123 $23,365 $379,488

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 67,106 844,137 (15,808) (4.2)
AXA SA 16,555 491,168 (17,550) (4.6)
Bouygues SA 23,907 835,899 (5,916) (1.6)
Cie de Saint-Gobain SA 24,028 1,438,086 (6,492) (1.7)
Dassault Aviation SA 4,485 844,749 (25,198) (6.6)
Eiffage SA 12,484 1,184,952 (29,858) (7.9)
Engie SA 105,235 1,613,902 (52,381) (13.8)
Ipsen SA 5,800 759,927 (11,485) (3.0)
Orange SA 52,371 600,709 (12,207) (3.2)
Rexel SA 43,847 982,435 (58,749) (15.5)
Safran SA 3,138 491,754 (11,534) (3.0)
Sodexo SA 11,368 1,170,308 (49,001) (12.9)
Germany
Bayerische Motoren Werke AG 12,894 1,309,607 (11,886) (3.1)
Daimler Truck Holding AG 16,982 587,989 (18,339) (4.8)
Deutsche Bank AG (Registered) 179,017 1,967,446 64,176 16.9
Deutsche Lufthansa AG (Registered) 98,172 776,875 (51,747) (13.6)
GEA Group AG 17,964 662,052 (21,857) (5.8)
HOCHTIEF AG 8,222 829,055 (17,140) (4.5)
Mercedes-Benz Group AG 26,740 1,861,018 (17,248) (4.5)
Siemens AG (Registered) 5,303 757,845 (6,894) (1.8)
TeamViewer SE 34,241 575,507 213 0.1
Telefonica Deutschland Holding AG 296,260 529,882 (16,083) (4.2)
thyssenkrupp AG 170,354 1,295,085 31,539 8.3
Singapore
STMicroelectronics NV 24,302 1,047,977 7,637 2.0
United States
Sanofi 4,649 499,188 (600) (0.2)
Short Positions
Common Stocks
France
Aeroports de Paris SA (4,113) (485,051) 4,408 1.2
Air Liquide SA (6,453) (1,086,889) 31,212 8.2
Airbus SE (6,274) (839,765) 22,814 6.0
Alstom SA (44,736) (1,063,249) 60,530 16.0
Bollore SE (91,719) (492,275) 16,740 4.4
EssilorLuxottica SA (6,825) (1,187,179) 48,812 12.9
Hermes International SCA (553) (1,008,024) 42,983 11.3
L'Oreal SA (2,744) (1,137,147) 30,240 8.0
LVMH Moet Hennessy Louis Vuitton SE (1,005) (758,605) 16,745 4.4
Pernod Ricard SA (4,689) (780,671) 40,129 10.6
Sartorius Stedim Biotech (6,067) (1,443,360) 117,057 30.8
Germany
adidas AG (7,680) (1,347,139) 26,531 7.0
Beiersdorf AG (6,272) (809,020) 7,302 1.9
Deutsche Telekom AG (Registered) (26,467) (555,193) 20,077 5.3
Fraport AG Frankfurt Airport Services Worldwide (11,109) (587,300) 2,533 0.7
Hannover Rueck SE (2,369) (519,803) 12,581 3.3
Merck KGaA (5,879) (980,072) 15,326 4.0
Puma SE (14,663) (906,648) 29,080 7.7

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany (continued)
Rheinmetall AG (2,266) (582,932) 48,199 12.7
Siemens Healthineers AG (32,525) (1,645,176) (72,976) (19.2)
Symrise AG (8,942) (851,268) 2,421 0.6
Luxembourg
Eurofins Scientific SE (18,797) (1,059,345) 33,754 8.9
South Korea
Delivery Hero SE (17,411) (497,145) 63,280 16.7
United States
Schneider Electric SE (4,557) (750,958) 3,487 0.9
Preferred Stocks
Germany
Sartorius AG (Preference) (4,125) (1,397,113) 74,342 19.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.28% to 0.28%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
10-36 months
maturity
07/19/2024 $53,623,997 $(390,666) $58,423 $(332,243)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Germany
TUI AG 74,278 407,142 (15,764) 4.7
Netherlands
Shell plc 45,228 1,433,466 2,971 (0.9)
United Kingdom
BAE Systems plc 41,168 500,267 (29,470) 8.9
Barclays plc 740,633 1,427,518 (3,994) 1.2
Barratt Developments plc 210,721 1,129,809 (19,174) 5.8
BP plc 201,266 1,297,348 22,376 (6.7)
British American Tobacco plc 76,538 2,403,193 (102,521) 30.9
Burberry Group plc 34,125 790,844 (81,766) 24.6
Centrica plc 1,757,481 3,305,668 (335,046) 100.8
DCC plc 10,687 598,361 6,891 (2.1)
DS Smith plc 201,928 704,267 (15,386) 4.6
easyJet plc 154,196 799,251 (16,223) 4.9
Howden Joinery Group plc 48,542 434,332 1,389 (0.4)
Imperial Brands plc 51,054 1,035,703 (51,042) 15.4
InterContinental Hotels Group plc 7,451 551,034 (14,788) 4.5
Kingfisher plc 201,657 547,421 (13,064) 3.9

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Man Group plc 249,565 678,323 27,870 (8.4)
Marks & Spencer Group plc 340,754 980,083 55,031 (16.6)
Melrose Industries plc 88,834 506,389 (3,216) 1.0
Pearson plc 58,601 618,285 (11,143) 3.4
Rolls-Royce Holdings plc 393,500 1,054,338 (17,744) 5.3
Taylor Wimpey plc 613,227 874,572 8,533 (2.6)
Tesco plc 188,139 605,147 (18,077) 5.4
Vodafone Group plc 1,383,314 1,296,720 (44,284) 13.3
WPP plc 56,883 506,789 (10,210) 3.1
United States
GSK plc 48,803 883,032 (14,356) 4.3
Short Positions
Common Stocks
Australia
Rio Tinto plc (10,216) (641,488) (160) 0.0
Burkina Faso
Endeavour Mining plc (20,708) (399,746) 11,136 (3.4)
Chile
Antofagasta plc (77,393) (1,343,524) 16,151 (4.9)
Hong Kong
Prudential plc (84,415) (907,405) 34,075 (10.3)
South Africa
Anglo American plc (25,291) (694,481) 1,367 (0.4)
United Kingdom
Admiral Group plc (26,342) (761,274) 19,403 (5.8)
Ashtead Group plc (18,413) (1,116,613) 38,501 (11.6)
AstraZeneca plc (11,460) (1,545,776) (42,323) 12.7
ConvaTec Group plc (139,204) (368,901) 6,452 (1.9)
Croda International plc (10,971) (655,315) 6,876 (2.1)
Diageo plc (40,270) (1,484,679) 59,212 (17.8)
Halma plc (16,425) (386,985) 35,862 (10.8)
Next plc (6,414) (568,868) (10,891) 3.3
Ocado Group plc (56,386) (409,976) 100,497 (30.2)
Persimmon plc (35,355) (463,027) (18,935) 5.7
RELX plc (24,153) (814,921) 4,356 (1.3)
Rentokil Initial plc (148,982) (1,106,134) (19,859) 6.0
Severn Trent plc (28,153) (812,365) 28,167 (8.5)
Spirax-Sarco Engineering plc (6,549) (758,068) 26,912 (8.1)
SSE plc (52,552) (1,029,827) 30,085 (9.1)
Unilever plc (8,190) (405,133) 3,555 (1.1)
United Utilities Group plc (64,803) (748,799) 22,254 (6.7)
Wise plc (53,173) (443,429) 5,854 (1.8)
United States
Experian plc (17,762) (580,952) 15,819 (4.8)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
28-49 months
maturity
07/22/2025 $11,221,908 $111,374 $42,413 $153,787
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 264,500 722,051 (12,869) (8.4)
SITC International Holdings Co. Ltd. 184,000 308,717 (5,197) (3.4)
Hong Kong
ASMPT Ltd. 8,100 72,168 (1,478) (1.0)
CK Asset Holdings Ltd. 144,321 758,059 7,036 4.6
CLP Holdings Ltd. 28,000 206,749 (2,899) (1.9)
Hang Lung Properties Ltd. 69,000 94,403 3,734 2.4
Henderson Land Development Co. Ltd. 159,000 417,527 10,702 7.0
HKT Trust & HKT Ltd. 55,000 57,352 (1,153) (0.7)
Man Wah Holdings Ltd. 762,800 533,152 (33,765) (22.0)
New World Development Co. Ltd. 82,000 158,989 (3,525) (2.3)
Sino Land Co. Ltd. 36,000 40,487 170 0.1
Sun Hung Kai Properties Ltd. 29,500 314,764 10,925 7.1
Swire Pacific Ltd. 41,000 276,156 (13,153) (8.6)
Swire Properties Ltd. 18,600 38,683 1,225 0.8
WH Group Ltd. 963,000 504,052 3,426 2.2
Macau
Sands China Ltd. 28,400 86,364 (2,585) (1.7)
United Kingdom
CK Hutchison Holdings Ltd. 308,500 1,637,854 7,980 5.2
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (310,000) (609,216) 56,087 36.5
ESR Group Ltd. (411,000) (574,565) (21,810) (14.2)
Xinyi Glass Holdings Ltd. (253,167) (326,225) 28,561 18.6
Hong Kong
AIA Group Ltd. (63,400) (512,725) 15,883 10.3
Hang Seng Bank Ltd. (14,300) (177,427) (1,666) (1.1)
Hong Kong & China Gas Co. Ltd. (507,000) (352,764) 4,633 3.0
MTR Corp. Ltd. (83,420) (329,544) (3,802) (2.5)
Power Assets Holdings Ltd. (24,500) (118,323) 2,015 1.3
Techtronic Industries Co. Ltd. (54,000) (521,294) 2,091 1.4
Wharf Real Estate Investment Co. Ltd. (278,000) (1,071,395) 21,943 14.3

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Macau
Galaxy Entertainment Group Ltd. (67,000) (400,903) 38,865 25.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-3.13% to 0.28%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
22-49 months
maturity
07/23/2025 $196,333,376 $167,886 $283,267 $451,153
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
ANA Holdings, Inc. 70,000 1,465,664 (67,074) (14.9)
Dai-ichi Life Holdings, Inc. 63,400 1,308,850 (34,681) (7.7)
Fujitsu Ltd. 10,900 1,281,961 (79,445) (17.6)
IHI Corp. 64,400 1,349,773 (32,627) (7.2)
Japan Airlines Co. Ltd. 69,500 1,350,328 (50,795) (11.3)
Japan Post Bank Co. Ltd. 339,200 2,951,666 (47,454) (10.5)
Japan Tobacco, Inc. 59,000 1,357,474 20,481 4.5
JFE Holdings, Inc. 139,000 2,035,558 (115,062) (25.5)
Lion Corp. 116,000 1,144,062 4,991 1.1
Mazda Motor Corp. 120,700 1,370,488 (125,743) (27.9)
Mitsubishi Corp. 31,800 1,515,281 (120,683) (26.7)
Mitsubishi Motors Corp. 553,900 2,414,064 (41,866) (9.3)
Mizuho Financial Group, Inc. 180,830 3,070,124 (176,442) (39.1)
NIPPON EXPRESS HOLDINGS, Inc. 23,400 1,221,008 1,187 0.3
Niterra Co. Ltd. 53,500 1,210,890 (73,267) (16.2)
NSK Ltd. 210,000 1,180,788 (57,596) (12.8)
Obayashi Corp. 162,900 1,433,500 (102,424) (22.7)
Panasonic Holdings Corp. 119,700 1,351,146 (77,820) (17.2)
SCREEN Holdings Co. Ltd. 28,200 1,370,410 48,965 10.9
Shimamura Co. Ltd. 17,000 1,680,155 (18,116) (4.0)
Shionogi & Co. Ltd. 35,600 1,587,919 (16,892) (3.7)
Sojitz Corp. 77,700 1,702,067 (127,220) (28.2)
Subaru Corp. 135,100 2,626,950 (161,144) (35.7)
TOPPAN Holdings, Inc. 48,300 1,155,401 (84,742) (18.8)
Toyo Suisan Kaisha Ltd. 42,600 1,670,641 (18,986) (4.2)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Advantest Corp. (52,400) (1,461,620) (58,668) (13.0)
Aeon Co. Ltd. (75,500) (1,495,512) 37,511 8.3
Ajinomoto Co., Inc. (46,700) (1,800,688) 27,817 6.2
Asahi Intecc Co. Ltd. (77,900) (1,396,621) 111,614 24.7
Chugai Pharmaceutical Co. Ltd. (41,400) (1,276,530) (41,511) (9.2)
Daiichi Sankyo Co. Ltd. (53,000) (1,450,998) (3,439) (0.8)
Daikin Industries Ltd. (9,100) (1,426,622) 79,108 17.5
Denso Corp. (101,200) (1,623,843) 117,032 25.9
Eisai Co. Ltd. (25,000) (1,385,595) 102,560 22.7
Kansai Electric Power Co., Inc. (The) (108,200) (1,497,980) 189,241 41.9
Keio Corp. (34,100) (1,172,295) 46,160 10.2
Keyence Corp. (5,600) (2,071,025) 59,179 13.1
Kikkoman Corp. (22,700) (1,189,770) 90,490 20.1
Kobe Bussan Co. Ltd. (63,600) (1,488,969) 59,908 13.3
Kubota Corp. (82,900) (1,219,527) 114,894 25.5
Mitsubishi UFJ Financial Group, Inc. (301,200) (2,552,416) 112,031 24.8
Nissan Chemical Corp. (36,100) (1,534,592) 71,561 15.9
NTT Data Group Corp. (152,400) (2,039,318) 155,581 34.5
Resonac Holdings Corp. (83,700) (1,400,216) 23,159 5.1
SMC Corp. (3,700) (1,658,571) 60,159 13.3
T&D Holdings, Inc. (84,800) (1,394,536) 76,755 17.0
Takeda Pharmaceutical Co. Ltd. (37,800) (1,171,668) 44,238 9.8
Tokio Marine Holdings, Inc. (59,100) (1,368,384) 50,476 11.2
Toyota Motor Corp. (157,500) (2,825,602) 206,004 45.7
Yaskawa Electric Corp. (47,100) (1,696,121) 112,195 24.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-6.23% to 0.27%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
10-24 months
maturity
07/19/2024 $526,791,975 $2,353,882 $262,615 $2,616,497
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 20,585 1,927,168 (121,984) (4.7)
Adobe, Inc. 3,001 1,530,210 (47,476) (1.8)
AGCO Corp. 11,226 1,327,811 (37,460) (1.4)
Allison Transmission Holdings, Inc. 30,404 1,795,660 (31,699) (1.2)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Archer-Daniels-Midland Co. 19,681 1,484,341 (64,365) (2.5)
AT&T, Inc. 89,241 1,340,400 (4,375) (0.2)
Builders FirstSource, Inc. 11,602 1,444,333 (42,929) (1.6)
Cardinal Health, Inc. 16,107 1,398,410 (22,886) (0.9)
Cigna Group (The) 4,749 1,358,546 (3,478) (0.1)
Cisco Systems, Inc. 50,831 2,732,675 (53,667) (2.1)
Citigroup, Inc. 57,151 2,350,621 (77,944) (3.0)
Citizens Financial Group, Inc. 63,932 1,713,378 (25,325) (1.0)
Crocs, Inc. 15,513 1,368,712 9,463 0.4
CVS Health Corp. 26,407 1,843,737 (23,238) (0.9)
Gates Industrial Corp. plc 138,805 1,611,526 (11,720) (0.4)
General Motors Co. 59,583 1,964,452 (17,534) (0.7)
Humana, Inc. 4,018 1,954,837 15,574 0.6
International Paper Co. 43,123 1,529,573 53,114 2.0
KB Home 38,815 1,796,358 (69,685) (2.7)
Kraft Heinz Co. (The) 41,590 1,399,088 4,128 0.2
Lockheed Martin Corp. 4,427 1,810,466 (63,621) (2.4)
Marathon Petroleum Corp. 8,938 1,352,677 (39,053) (1.5)
Microsoft Corp. 4,362 1,377,302 (50,309) (1.9)
Molson Coors Beverage Co. 38,108 2,423,288 (23,820) (0.9)
Owens Corning 10,580 1,443,218 (8,904) (0.3)
Skechers USA, Inc. 38,071 1,863,575 68,089 2.6
TD SYNNEX Corp. 15,506 1,548,429 (14,110) (0.5)
Toll Brothers, Inc. 21,746 1,608,334 (64,935) (2.5)
TripAdvisor, Inc. 107,255 1,778,288 46,120 1.8
Unum Group 27,272 1,341,510 15,565 0.6
Valero Energy Corp. 13,521 1,916,061 (62,997) (2.4)
Walmart, Inc. 14,043 2,245,897 (49,010) (1.9)
Western Union Co. (The) 129,198 1,702,830 63,307 2.4
Short Positions
Common Stocks
United States
Apple, Inc. (10,737) (1,838,282) 70,987 2.7
BJ's Wholesale Club Holdings, Inc. (23,364) (1,667,489) 16,055 0.6
Celanese Corp. (13,655) (1,713,976) 34,254 1.3
Chart Industries, Inc. (10,493) (1,774,576) 21,620 0.8
Churchill Downs, Inc. (18,898) (2,192,924) 39,046 1.5
Constellation Brands, Inc. (5,340) (1,342,102) 48,916 1.9
Eli Lilly & Co. (2,602) (1,397,612) 88,858 3.4
GameStop Corp. (92,136) (1,516,559) 99,515 3.8
Marriott International, Inc. (7,851) (1,543,193) (2,297) (0.1)
News Corp. (76,675) (1,538,100) (12,475) (0.5)
NIKE, Inc. (19,415) (1,856,462) (10,918) (0.4)
Progressive Corp. (The) (10,737) (1,495,664) 13,529 0.5
Quanta Services, Inc. (8,279) (1,548,753) 71,715 2.7
Repligen Corp. (9,374) (1,490,560) 29,725 1.1
Southern Co. (The) (24,947) (1,614,570) 149,614 5.7
Tractor Supply Co. (10,083) (2,047,353) 59,329 2.3
Welltower, Inc. (17,252) (1,413,284) 47,341 1.8

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Represents 7-day effective yield as of September 30, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended September 30, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 86.4%
INVESTMENT COMPANIES - 36.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.24% (1)(a)(b) 2,812,165 2,812,165
Limited Purpose Cash Investment
Fund, 5.36% (1)(a)(c) 327,635,476 327,537,186
TOTAL INVESTMENT COMPANIES
(Cost $330,269,886) 330,349,351
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 50.0%
U.S. Treasury Bills
4.96%, 10/26/2023 (d)(e) $ 10,981,000 10,942,323
5.02%, 11/2/2023 (d)(e) 30,639,000 30,499,431
5.01%, 11/9/2023 (d)(e) 17,814,000 17,714,435
5.11%, 11/16/2023 (d)(e) 72,693,000 72,211,862
5.31%, 11/24/2023 (d)(e) 67,900,000 67,369,316
5.44%, 11/30/2023 (d)(e) 2,882,000 2,856,825
5.39%, 12/7/2023 (d)(e) 6,886,000 6,818,902
5.29%, 12/14/2023 (d)(e) 19,893,000 19,679,206
5.36%, 12/28/2023 (d)(e) 43,211,000 42,655,450
5.41%, 1/11/2024 (d)(e) 1,710,000 1,684,561
5.39%, 1/18/2024 (d)(e) 23,257,000 22,886,865
5.41%, 1/25/2024 (d)(e) 16,824,000 16,538,488
5.41%, 2/1/2024 (d)(e) 32,787,000 32,197,831
5.41%, 2/8/2024 (d)(e) 8,992,000 8,821,146
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 50.0% (continued)
5.44%, 2/15/2024 (d)(e) $ 8,959,000 8,779,579
5.44%, 2/22/2024 (d)(e) 21,624,000 21,168,111
5.50%, 2/29/2024 (d)(e) 15,011,000 14,678,960
5.45%, 3/14/2024 (d)(e) 43,526,000 42,473,354
5.45%, 3/21/2024 (d)(e) 14,414,000 14,049,690
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $454,055,162) 454,026,335
TOTAL SHORT-TERM INVESTMENTS
(Cost $784,325,048) 784,375,686
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 86.4%
(Cost $784,325,048) 784,375,686
OTHER ASSETS IN EXCESS OF
LIABILITIES - 13.6% ‡ 123,032,573
NET ASSETS - 100.0% 907,408,259
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 330,349,351 36.4%
U.S. Treasury Obligations 454,026,335 50.0
Total Investments In Securities
At Value 784,375,686 86.4
Other Assets in Excess of
Liabilities ‡ 123,032,573 13.6
Net Assets
$ 907,408,259 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2023
Shares
Held At
9/30/2023
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 36.1%
INVESTMENT COMPANIES - 36.1%
Limited Purpose
Cash Investment
Fund,
5.36% (1)(a)
(Cost $327,457,721) $157,298,176 $1,150,562,071 $(980,338,143) $(4,041) $19,123 $327,537,186 327,635,476 $7,213,371 $–
(1) Level 1 security.
(a) Represents 7-day effective yield as of September 30, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
Total return swap contracts outstanding as of September 30, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/30/2023 HKD 3,577,800 $ 4,241
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 10/30/2023 HKD 3,577,800 3,510
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 SGD 1,139,093 8,305
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 EUR 2,187,996 3,431
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.26%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 GBP 3,403,140 15,605
35,092
Amsterdam
Exchange Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/20/2023 EUR 1,168,400 (6,386)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 12/15/2023 CHF 1,210,220 (3,413)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 12/15/2023 CHF 5,831,060 (12,278)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 AUD 6,208,010 (36,817)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and pays
the CORRA
plus or minus
a specified
spread (-0.90%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 CAD 5,408,228 $ (79,260)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 EUR 3,317,280 (27,900)
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.22%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 EUR 3,036,174 (33,269)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 HKD 5,858,801 (10,648)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 EUR 1,826,605 (10,952)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 JPY 1,855,622,117 (198,271)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 EUR 3,197,382 (39,157)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 SEK 21,427,677 $ (667)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.18%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 CHF 3,248,987 (15,512)
(474,530)
$ (439,438)
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 93 10/2023 EUR $ 7,031,658 $ (80,342)
Hang Seng Index 9 10/2023 HKD 1,027,979 13,458
IBEX 35 Index 14 10/2023 EUR 1,397,262 (661)
MSCI Singapore Index 48 10/2023 SGD 1,003,014 17,396
OMXS30 Index 85 10/2023 SEK 1,680,465 (3,167)
DAX Index 1 12/2023 EUR 410,372 4,210
FTSE 100 Index 58 12/2023 GBP 5,428,445 2,889
FTSE/MIB Index 12 12/2023 EUR 1,794,132 (10,445)
S&P 500 E-Mini Index 828 12/2023 USD 179,075,699 (6,073,974)
S&P/TSX 60 Index 36 12/2023 CAD 6,235,494 (145,236)
SPI 200 Index 24 12/2023 AUD 2,733,566 (9,106)
TOPIX Index 41 12/2023 JPY 6,374,699 (121,694)
$ (6,406,672)
Forward foreign currency exchange contracts outstanding as of September 30, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 5,349,501 USD 3,435,167 CITI 12/20/2023 $ 13,890
AUD 5,349,499 USD 3,435,148 JPMC 12/20/2023 13,908
CAD 4,767,271 USD 3,511,357 CITI 12/20/2023 3,012
CAD 4,767,270 USD 3,511,339 JPMC 12/20/2023 3,030
EUR 2,388,000 USD 2,534,226 CITI 12/20/2023 75
EUR 2,388,000 USD 2,534,214 JPMC 12/20/2023 88
GBP 1,374,500 USD 1,674,180 CITI 12/20/2023 3,803
GBP 1,374,500 USD 1,674,171 JPMC 12/20/2023 3,811
ILS 102,500 USD 26,961 CITI 12/20/2023 21

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ILS 102,500 USD 26,961 JPMC 12/20/2023 $ 21
NOK 1,823,312 USD 169,341 CITI 12/20/2023 1,496
NOK 1,823,311 USD 169,340 JPMC 12/20/2023 1,497
NZD 115,002 USD 68,250 CITI 12/20/2023 680
NZD 114,997 USD 68,247 JPMC 12/20/2023 680
SEK 19,091,001 USD 1,734,432 CITI 12/20/2023 20,046
SEK 19,091,000 USD 1,734,424 JPMC 12/20/2023 20,053
USD 42,227 HKD 330,000 CITI 12/20/2023 15
USD 42,227 HKD 330,000 JPMC 12/20/2023 15
Total unrealized appreciation 86,141
AUD 1,268,001 USD 818,391 CITI 12/20/2023 (855)
AUD 1,267,999 USD 818,385 JPMC 12/20/2023 (851)
CAD 4,529,935 USD 3,346,047 CITI 12/20/2023 (6,640)
CAD 4,529,934 USD 3,346,030 JPMC 12/20/2023 (6,623)
CHF 5,021,794 USD 5,700,869 CITI 12/20/2023 (165,109)
CHF 5,021,788 USD 5,700,833 JPMC 12/20/2023 (165,081)
DKK 13,393,722 USD 1,949,294 CITI 12/20/2023 (41,806)
DKK 13,393,721 USD 1,949,285 JPMC 12/20/2023 (41,798)
EUR 15,376,444 USD 16,660,096 CITI 12/20/2023 (341,610)
EUR 15,376,436 USD 16,660,004 JPMC 12/20/2023 (341,525)
GBP 5,856,005 USD 7,359,128 CITI 12/20/2023 (210,148)
GBP 5,855,996 USD 7,359,080 JPMC 12/20/2023 (210,112)
HKD 9,655,000 USD 1,235,618 CITI 12/20/2023 (603)
HKD 9,655,000 USD 1,235,612 JPMC 12/20/2023 (597)
ILS 1,202,000 USD 317,741 CITI 12/20/2023 (1,330)
ILS 1,202,000 USD 317,739 JPMC 12/20/2023 (1,328)
JPY 2,019,797,503 USD 13,981,103 CITI 12/20/2023 (284,332)
JPY 2,019,797,498 USD 13,981,033 JPMC 12/20/2023 (284,260)
NOK 2,073,947 USD 195,341 CITI 12/20/2023 (1,021)
NOK 2,073,945 USD 195,340 JPMC 12/20/2023 (1,021)
SGD 3,268,360 USD 2,420,727 CITI 12/20/2023 (21,121)
SGD 3,268,355 USD 2,420,712 JPMC 12/20/2023 (21,108)
USD 16,330 SEK 179,620 CITI 12/20/2023 (177)
USD 16,330 SEK 179,619 JPMC 12/20/2023 (177)
Total unrealized depreciation (2,149,233)
Net unrealized depreciation $ (2,063,092)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
Total return basket swap contracts outstanding as of September 30, 2023:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NOWA plus
or minus a specified spread
(-0.02% to 0.03%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
61 months
maturity
06/14/2028 $4,670,922 $146,091 $(1,427) $144,664
MSIP The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NIBOR plus
or minus a specified spread
(-0.30% to 0.30%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
20-25 months
maturity
02/21/2024 $8,670,967 $79,155 $(27,023) $52,132
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.20% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
02/26/2024
- 03/25/2024 $28,994,187 $76,784 $(180,867) $(104,083)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Berry Global Group, Inc. 14,814 917,135 2,074 (2.0)
Cleveland-Cliffs, Inc. 17,260 269,774 13,118 (12.6)
Dow, Inc. 1,972 101,676 927 (0.9)
Eagle Materials, Inc. 6,140 1,022,433 18,113 (17.4)
Eastman Chemical Co. 23,726 1,820,259 10,439 (10.0)
Greif, Inc. 802 53,582 273 (0.3)
Huntsman Corp. 19,651 479,484 3,144 (3.0)
International Paper Co. 41,905 1,486,370 27,657 (26.6)
Kroger Co. (The) 55,390 2,478,702 (53,174) 51.1

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Lennar Corp. 2,942 330,181 (2,471) 2.4
LyondellBasell Industries NV 5,771 546,514 (3,289) 3.2
Mattel, Inc. 22,922 504,972 10,086 (9.7)
Mosaic Co. (The) 27,584 981,990 (14,068) 13.5
NewMarket Corp. 650 295,776 (2,730) 2.6
PulteGroup, Inc. 3,306 244,809 397 (0.4)
Skechers USA, Inc. 53,864 2,636,643 48,478 (46.6)
Taylor Morrison Home Corp. 36,621 1,560,421 (18,677) 17.9
Toll Brothers, Inc. 25,729 1,902,917 (257) 0.2
United States Steel Corp. 6,543 212,517 2,813 (2.7)
US Foods Holding Corp. 7,658 304,023 (6,816) 6.5
Short Positions
Common Stocks
United Kingdom
Linde plc (1,965) (731,668) 8,292 (8.0)
United States
Air Products and Chemicals, Inc. (4,891) (1,386,109) 30,373 (29.2)
Alcoa Corp. (3,238) (94,096) (7,868) 7.6
Amcor plc (8,549) (78,309) 256 (0.2)
AptarGroup, Inc. (1,469) (183,684) (1,469) 1.4
Avery Dennison Corp. (9,589) (1,751,623) 22,822 (21.9)
Ball Corp. (38,417) (1,912,398) (18,824) 18.1
Casey's General Stores, Inc. (1,466) (398,048) 10,306 (9.9)
Columbia Sportswear Co. (6,007) (445,119) (23,668) 22.7
Costco Wholesale Corp. (923) (521,458) (5,852) 5.6
Crown Holdings, Inc. (6,448) (570,519) (9,027) 8.7
Frontier Communications Parent, Inc. (32,089) (502,193) (11,873) 11.4
Iridium Communications, Inc. (2,804) (127,554) 5,159 (5.0)
MP Materials Corp. (33,768) (644,969) 23,638 (22.7)
RPM International, Inc. (5,162) (489,409) 310 (0.3)
Sensient Technologies Corp. (5,862) (342,810) 11,431 (11.0)
Tempur Sealy International, Inc. (96) (4,161) (81) 0.1
TopBuild Corp. (404) (101,646) (16) 0.0
Topgolf Callaway Brands Corp. (28,424) (393,388) 6,822 (6.6)
Vulcan Materials Co. (816) (164,848) 16 (0.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.08% to 0.04%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026 $76,750,887 $902,076 $(36,787) $865,289

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ANZ Group Holdings Ltd. 87,807 1,440,181 (3,497) (0.4)
Aristocrat Leisure Ltd. 28,033 732,403 (2,969) (0.3)
Aurizon Holdings Ltd. 320,758 717,189 (33,493) (3.9)
BHP Group Ltd. 34,101 957,925 (45,373) (5.2)
BlueScope Steel Ltd. 291,288 3,607,165 72,606 8.4
Coles Group Ltd. 126,586 1,263,436 (22,846) (2.6)
Harvey Norman Holdings Ltd. 407,303 1,009,192 (47,331) (5.5)
Incitec Pivot Ltd. 863,471 1,730,185 9,163 1.1
JB Hi-Fi Ltd. 76,972 2,235,695 (48,469) (5.6)
Northern Star Resources Ltd. 92,225 612,397 (27,978) (3.2)
Origin Energy Ltd. 255,118 1,436,554 10,025 1.2
Pilbara Minerals Ltd. 370,848 1,011,744 1,316 0.2
Qantas Airways Ltd. 1,238,734 4,100,813 (236,930) (27.4)
QBE Insurance Group Ltd. 69,653 697,731 12,044 1.4
SEEK Ltd. 38,732 547,170 4,239 0.5
Seven Group Holdings Ltd. 46,516 926,526 64,195 7.4
Sonic Healthcare Ltd. 76,205 1,455,130 (63,496) (7.3)
South32 Ltd. 942,787 2,035,673 (19,226) (2.2)
Suncorp Group Ltd. 89,278 795,434 (5,940) (0.7)
Telstra Group Ltd. 422,587 1,044,062 (9,726) (1.1)
Westpac Banking Corp. 150,334 2,032,148 (59,545) (6.9)
Whitehaven Coal Ltd. 510,395 2,314,784 140,408 16.2
New Zealand
Xero Ltd. 12,261 881,785 (44,748) (5.2)
Short Positions
Common Stocks
Australia
Alumina Ltd. (1,301,900) (791,892) 87,017 10.1
APA Group (138,277) (735,610) 23,653 2.7
carsales.com Ltd. (43,222) (774,295) 39,106 4.5
Cleanaway Waste Management Ltd. (1,043,137) (1,624,644) (1,052) (0.1)
Commonwealth Bank of Australia (81,796) (5,224,807) 163,479 18.9
Computershare Ltd. (30,982) (516,301) 6,054 0.7
Domino's Pizza Enterprises Ltd. (46,337) (1,573,417) 6,411 0.7
Endeavour Group Ltd. (163,464) (551,900) 12,293 1.4
IDP Education Ltd. (132,104) (1,807,870) 246,906 28.5
IGO Ltd. (84,687) (679,616) 36,395 4.2
Insurance Australia Group Ltd. (249,172) (903,884) 18,840 2.2
Lynas Rare Earths Ltd. (566,166) (2,445,087) 113,393 13.1
Macquarie Group Ltd. (6,923) (741,371) 23,291 2.7
Medibank Pvt Ltd. (316,075) (697,620) 7,916 0.9
Mineral Resources Ltd. (72,451) (3,111,174) 155,397 18.0
NEXTDC Ltd. (83,413) (659,995) 19,347 2.2
Pro Medicus Ltd. (23,786) (1,269,226) (184,352) (21.3)
REA Group Ltd. (22,356) (2,207,933) 66,576 7.7
Reece Ltd. (107,385) (1,278,241) 13,239 1.5
Santos Ltd. (160,106) (807,099) (14,726) (1.7)
Transurban Group (317,717) (2,581,660) 110,370 12.8
Treasury Wine Estates Ltd. (77,781) (614,209) (24,916) (2.9)
Wesfarmers Ltd. (41,183) (1,393,797) 15,660 1.8

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Woodside Energy Group Ltd. (24,647) (573,069) 26,573 3.1
Woolworths Group Ltd. (35,694) (854,557) 12,703 1.5
United States
CSL Ltd. (21,119) (3,402,335) 194,851 22.5
James Hardie Industries plc (40,973) (1,071,577) 56,192 6.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.03% to 0.02%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
61 months
maturity
06/19/2028 $46,888,628 $187,731 $2,084 $189,815
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 35,670 166,894 (45,103) (23.8)
Switzerland
ABB Ltd. (Registered) 29,047 1,036,781 (11,367) (6.0)
Adecco Group AG (Registered) 46,441 1,907,477 5,276 2.8
Baloise Holding AG (Registered) 5,639 816,394 (42,170) (22.2)
Barry Callebaut AG (Registered) 68 108,137 (517) (0.3)
Cie Financiere Richemont SA (Registered) 6,670 812,294 (38,997) (20.5)
Clariant AG (Registered) 13,752 216,823 (2,073) (1.1)
DKSH Holding AG 2,301 155,644 (3,969) (2.1)
Dufry AG (Registered) 27,990 1,062,666 (77,605) (40.9)
Galenica AG 1,456 107,563 (3,146) (1.7)
Georg Fischer AG (Registered) 27,818 1,562,214 (30,633) (16.1)
Helvetia Holding AG (Registered) 666 93,033 (984) (0.5)
Julius Baer Group Ltd. 5,729 366,701 (1,966) (1.0)
Kuehne + Nagel International AG (Registered) 350 99,446 (2,685) (1.4)
Novartis AG (Registered) 22,986 2,347,529 33,639 17.7
Schindler Holding AG 259 51,593 (1,970) (1.0)
Sonova Holding AG (Registered) 2,435 576,308 (3,801) (2.0)
Swatch Group AG (The) 2,097 537,088 (11,999) (6.3)
Temenos AG (Registered) 3,912 273,607 (3,155) (1.7)
United States
Holcim AG 55,247 3,536,300 10,705 5.6
Roche Holding AG 5,092 1,390,122 (3,898) (2.1)
Swiss Re AG 43,262 4,443,024 (5,253) (2.8)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Switzerland
Alcon, Inc. (21,220) (1,637,493) 31,982 16.8
Bachem Holding AG (11,961) (882,231) 13,528 7.1
Belimo Holding AG (Registered) (718) (340,759) (3,673) (1.9)
BKW AG (57) (10,034) 135 0.1
Chocoladefabriken Lindt & Spruengli AG (334) (3,711,590) 50,665 26.7
EMS-Chemie Holding AG (Registered) (960) (650,543) 17,289 9.1
Flughafen Zurich AG (Registered) (823) (156,696) (3,308) (1.7)
Geberit AG (Registered) (2,575) (1,284,095) (16,978) (8.9)
Givaudan SA (Registered) (187) (608,841) (14,680) (7.7)
Lonza Group AG (Registered) (2,931) (1,355,726) 6,752 3.6
Partners Group Holding AG (1,454) (1,632,254) (8,061) (4.2)
SGS SA (Registered) (4,280) (359,202) 16,002 8.4
SIG Group AG (42,694) (1,051,784) 10,943 5.8
Sika AG (Registered) (18,173) (4,604,329) 127,408 67.1
Straumann Holding AG (Registered) (8,733) (1,111,527) 85,380 45.0
Swiss Life Holding AG (Registered) (651) (405,038) 1,326 0.7
Swisscom AG (Registered) (998) (592,603) 4,226 2.2
Tecan Group AG (Registered) (855) (287,384) 6,460 3.4
UBS Group AG (Registered) (67,895) (1,672,403) 52,065 27.4
VAT Group AG (1,569) (559,887) (5,003) (2.6)
Zurich Insurance Group AG (1,015) (464,419) 8,290 4.4
United States
Nestle SA (Registered) (16,274) (1,842,152) 48,654 25.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.05% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
61 months
maturity
06/19/2028 $14,083,949 $20,042 $2,083 $22,125
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,038 1,867,252 48,244 218.0
Carlsberg A/S 11,155 1,406,478 (56,671) (256.1)
Demant A/S 12,028 496,652 (11,171) (50.5)
Genmab A/S 315 111,526 (4,705) (21.3)
ISS A/S 57,473 882,873 (11,461) (51.8)
Pandora A/S 2,419 249,620 1,928 8.7
ROCKWOOL A/S 233 56,313 2,458 11.1

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (16,523) (172,223) 7,378 33.3
Coloplast A/S (2,489) (263,379) (2) (0.0)
DSV A/S (12,509) (2,330,936) (12,661) (57.2)
GN Store Nord A/S (4,553) (81,859) 4,045 18.3
Novo Nordisk A/S (55,362) (5,040,780) 1,147 5.2
Orsted A/S (10,951) (595,769) 36,349 164.3
Royal Unibrew A/S (1,992) (153,843) 7,280 32.9
Tryg A/S (3,716) (68,000) 2,678 12.1
Vestas Wind Systems A/S (14,324) (306,446) 5,206 23.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR or ESTR plus or
minus a specified spread
(-0.05% to 0.03%), which is
denominated in EUR based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
06/14/2028
- 06/19/2028 $106,017,409 $250,698 $131,061 $381,759
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 40,146 1,653,471 (29,971) (7.9)
Solvay SA 10,956 1,210,740 (38,880) (10.2)
Finland
Fortum OYJ 117,903 1,367,327 (128,413) (33.6)
Orion OYJ 21,078 828,067 12,623 3.3
Valmet OYJ 47,137 1,076,164 (34,882) (9.1)
Germany
Bayerische Motoren Werke AG 20,102 2,041,703 (24,444) (6.4)
Daimler Truck Holding AG 46,229 1,600,645 (51,592) (13.5)
Deutsche Bank AG (Registered) 383,731 4,217,309 134,802 35.3
HOCHTIEF AG 14,776 1,489,919 (24,063) (6.3)
Mercedes-Benz Group AG 75,850 5,278,915 (51,288) (13.4)
MTU Aero Engines AG 8,771 1,588,512 91,191 23.9
Telefonica Deutschland Holding AG 940,616 1,682,358 (50,795) (13.3)
thyssenkrupp AG 159,100 1,209,529 45,658 12.0
Zalando SE 54,478 1,210,411 (113,295) (29.7)
Luxembourg
ArcelorMittal SA 102,726 2,571,854 32,801 8.6

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
Koninklijke Ahold Delhaize NV 47,069 1,418,645 (27,521) (7.2)
Koninklijke Philips NV 76,853 1,533,391 (72,128) (18.9)
NN Group NV 47,396 1,519,430 (287,734) (75.4)
Spain
Banco de Sabadell SA 1,205,291 1,394,368 17,796 4.7
Banco Santander SA 616,323 2,347,000 97,567 25.6
Bankinter SA 148,044 941,855 33,415 8.8
Enagas SA 78,944 1,307,273 (43,746) (11.5)
Repsol SA 60,611 996,991 (358) (0.1)
Telefonica SA 285,392 1,165,924 (35,828) (9.4)
Short Positions
Common Stocks
Belgium
Elia Group SA/NV (10,327) (1,010,611) 108,294 28.4
China
Prosus NV (39,364) (1,159,901) 43,315 11.3
Finland
Sampo OYJ (32,431) (1,402,041) 7,989 2.1
Stora Enso OYJ (100,990) (1,265,746) 13,032 3.4
Germany
Beiersdorf AG (21,727) (2,802,547) 30,596 8.0
Continental AG (18,034) (1,267,107) (24,494) (6.4)
Hannover Rueck SE (5,185) (1,137,686) 26,851 7.0
HelloFresh SE (30,919) (918,743) 144,961 38.0
HUGO BOSS AG (14,862) (939,437) 61,956 16.2
Merck KGaA (13,624) (2,271,221) 27,077 7.1
Puma SE (43,820) (2,709,494) 86,906 22.8
RWE AG (30,455) (1,130,484) 33,494 8.8
Siemens Healthineers AG (64,226) (3,248,672) (112,179) (29.4)
Symrise AG (9,188) (874,687) 2,488 0.7
Wacker Chemie AG (7,137) (1,019,157) (1,757) (0.5)
Netherlands
Adyen NV (1,128) (836,338) (32,421) (8.5)
ASM International NV (2,498) (1,043,147) (31,248) (8.2)
Heineken NV (16,974) (1,496,454) 40,199 10.5
Spain
Banco Bilbao Vizcaya Argentaria SA (217,438) (1,759,711) (80,393) (21.1)
Cellnex Telecom SA (29,577) (1,028,747) 93,856 24.6
Corp. ACCIONA Energias Renovables SA (43,080) (1,109,642) 51,258 13.4
Iberdrola SA (138,298) (1,546,787) 46,073 12.1
Naturgy Energy Group SA (34,793) (946,550) 40,306 10.6
Switzerland
DSM-Firmenich AG (47,811) (4,040,166) (83,983) (22.0)
United States
Ferrovial SE (66,903) (2,044,355) 72,663 19.0
Preferred Stocks
Germany
Sartorius AG (Preference) (4,854) (1,644,020) 87,480 22.9

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.02% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $176,024,610 $(1,066,199) $160,088 $(906,111)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Germany
TUI AG 247,649 1,357,446 (51,646) 5.7
Netherlands
Shell plc 151,210 4,792,483 7,586 (0.8)
United Kingdom
BAE Systems plc 127,598 1,550,551 (85,274) 9.4
Barclays plc 2,393,615 4,613,523 (6,281) 0.7
Barratt Developments plc 677,351 3,631,707 (61,635) 6.8
BP plc 624,794 4,027,382 68,228 (7.5)
British American Tobacco plc 249,840 7,844,650 (329,876) 36.4
BT Group plc 909,786 1,291,953 (12,880) 1.4
Burberry Group plc 112,771 2,613,459 (252,554) 27.9
Centrica plc 5,648,760 10,624,822 (1,069,213) 118.0
DCC plc 33,402 1,870,164 20,648 (2.3)
DS Smith plc 635,504 2,216,457 (48,423) 5.3
easyJet plc 491,670 2,548,494 (49,373) 5.4
Howden Joinery Group plc 155,822 1,394,224 4,458 (0.5)
Imperial Brands plc 179,042 3,632,122 (176,794) 19.5
InterContinental Hotels Group plc 22,908 1,694,146 (45,465) 5.0
Kingfisher plc 670,069 1,818,979 (39,426) 4.4
Man Group plc 816,675 2,219,741 90,359 (10.0)
Marks & Spencer Group plc 1,075,506 3,093,391 173,691 (19.2)
Melrose Industries plc 325,925 1,857,902 (10,040) 1.1
Pearson plc 184,213 1,943,588 (34,166) 3.8
Rolls-Royce Holdings plc 1,277,231 3,422,193 (53,405) 5.9
Taylor Wimpey plc 1,893,320 2,700,215 25,159 (2.8)
Tesco plc 524,293 1,686,381 (50,377) 5.6
Vodafone Group plc 4,544,674 4,260,181 (147,636) 16.3
WPP plc 197,950 1,763,599 (33,400) 3.7
United States
GSK plc 158,571 2,869,151 (49,422) 5.5

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
Rio Tinto plc (35,069) (2,202,070) (6,018) 0.7
Burkina Faso
Endeavour Mining plc (69,972) (1,350,734) 36,586 (4.0)
Chile
Antofagasta plc (244,749) (4,248,786) 42,988 (4.7)
Hong Kong
Prudential plc (265,649) (2,855,551) 104,949 (11.6)
South Africa
Anglo American plc (82,287) (2,259,569) 569 (0.1)
United Kingdom
Admiral Group plc (82,037) (2,370,840) 60,427 (6.7)
Ashtead Group plc (61,720) (3,742,863) 125,823 (13.9)
AstraZeneca plc (38,780) (5,230,821) (130,368) 14.4
Croda International plc (33,497) (2,000,830) 20,994 (2.3)
Diageo plc (139,063) (5,126,992) 199,768 (22.0)
Halma plc (55,115) (1,298,550) 120,337 (13.3)
Next plc (21,149) (1,875,739) (35,709) 3.9
Ocado Group plc (227,112) (1,651,306) 465,771 (51.4)
Persimmon plc (107,042) (1,401,875) (57,328) 6.3
RELX plc (79,049) (2,667,108) 12,678 (1.4)
Rentokil Initial plc (469,928) (3,489,034) (62,639) 6.9
Severn Trent plc (92,218) (2,660,984) 92,262 (10.2)
Spirax-Sarco Engineering plc (20,523) (2,375,604) 84,336 (9.3)
SSE plc (183,686) (3,599,574) 105,235 (11.6)
Unilever plc (33,835) (1,673,709) 16,051 (1.8)
United Utilities Group plc (209,939) (2,425,848) 72,094 (8.0)
Wise plc (170,798) (1,424,346) 17,335 (1.9)
United States
Experian plc (61,938) (2,025,841) 53,372 (5.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.03% to 0.04%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $35,668,706 $368,011 $(7,626) $360,385

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 757,000 2,066,512 (34,804) (9.7)
SITC International Holdings Co. Ltd. 574,000 963,062 (16,211) (4.5)
Hong Kong
ASMPT Ltd. 32,200 286,891 (5,876) (1.6)
CK Asset Holdings Ltd. 442,456 2,324,041 22,241 6.2
CLP Holdings Ltd. 88,000 649,782 (9,032) (2.5)
Hang Lung Properties Ltd. 262,000 358,457 13,781 3.8
Henderson Land Development Co. Ltd. 500,000 1,312,979 33,871 9.4
HKT Trust & HKT Ltd. 242,000 252,350 (5,072) (1.4)
Man Wah Holdings Ltd. 2,236,000 1,562,832 (98,974) (27.5)
New World Development Co. Ltd. 273,000 529,318 (11,735) (3.3)
Sino Land Co. Ltd. 140,000 157,449 661 0.2
Sun Hung Kai Properties Ltd. 82,500 880,271 30,865 8.6
Swire Pacific Ltd. 126,500 852,043 (40,669) (11.3)
WH Group Ltd. 3,069,500 1,606,632 9,570 2.7
Macau
Sands China Ltd. 82,000 249,360 (6,401) (1.8)
United Kingdom
CK Hutchison Holdings Ltd. 929,500 4,934,799 22,412 6.2
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (945,200) (1,857,519) 170,271 47.2
ESR Group Ltd. (1,309,400) (1,830,499) (66,664) (18.5)
Xinyi Glass Holdings Ltd. (763,000) (983,184) 88,873 24.7
Hong Kong
AIA Group Ltd. (230,200) (1,861,661) 54,327 15.1
Hang Seng Bank Ltd. (46,700) (579,430) (5,441) (1.5)
Hong Kong & China Gas Co. Ltd. (1,568,045) (1,091,025) 14,469 4.0
MTR Corp. Ltd. (297,619) (1,175,719) (12,766) (3.5)
Power Assets Holdings Ltd. (140,500) (678,546) 10,946 3.0
Swire Properties Ltd. (51,800) (107,729) (3,541) (1.0)
Techtronic Industries Co. Ltd. (170,000) (1,641,110) 6,583 1.8
Wharf Real Estate Investment Co. Ltd. (894,000) (3,445,421) 67,688 18.8
Macau
Galaxy Entertainment Group Ltd. (239,000) (1,430,085) 138,639 38.5

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-0.40% to 0.03%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/10/2026 $631,018,526 $437,380 $942,151 $1,379,532
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
ANA Holdings, Inc. 226,900 4,750,845 (219,482) (15.9)
Dai-ichi Life Holdings, Inc. 204,300 4,217,634 (101,389) (7.3)
Fujitsu Ltd. 35,300 4,151,671 (256,165) (18.6)
IHI Corp. 211,700 4,437,063 (102,415) (7.4)
Japan Airlines Co. Ltd. 227,900 4,427,910 (166,907) (12.1)
Japan Post Bank Co. Ltd. 1,105,500 9,619,892 (155,172) (11.2)
Japan Tobacco, Inc. 188,100 4,327,812 62,167 4.5
JFE Holdings, Inc. 441,600 6,466,924 (363,349) (26.3)
Mazda Motor Corp. 382,700 4,345,365 (398,691) (28.9)
Mitsubishi Corp. 102,400 4,879,394 (388,614) (28.2)
Mitsubishi Motors Corp. 1,786,400 7,785,672 (131,790) (9.6)
Mizuho Financial Group, Inc. 583,900 9,913,428 (567,876) (41.2)
NIPPON EXPRESS HOLDINGS, Inc. 75,600 3,944,795 480 0.0
Niterra Co. Ltd. 165,900 3,754,892 (227,197) (16.5)
NSK Ltd. 650,400 3,657,070 (178,304) (12.9)
Obayashi Corp. 524,500 4,615,536 (322,350) (23.4)
Panasonic Holdings Corp. 375,400 4,237,430 (244,058) (17.7)
SCREEN Holdings Co. Ltd. 90,800 4,412,527 140,856 10.2
Shimamura Co. Ltd. 53,000 5,238,130 (54,599) (4.0)
Shionogi & Co. Ltd. 114,800 5,120,593 (53,503) (3.9)
Sojitz Corp. 252,200 5,524,597 (408,853) (29.6)
Subaru Corp. 421,100 8,188,072 (491,183) (35.6)
Toyo Suisan Kaisha Ltd. 136,400 5,349,188 (57,660) (4.2)
Short Positions
Common Stocks
Japan
Advantest Corp. (171,200) (4,775,370) (184,323) (13.4)
Aeon Co. Ltd. (213,500) (4,229,031) 105,875 7.7
Ajinomoto Co., Inc. (149,600) (5,768,371) 91,489 6.6
Asahi Intecc Co. Ltd. (249,800) (4,478,509) 342,995 24.9
Chugai Pharmaceutical Co. Ltd. (132,100) (4,073,178) (132,454) (9.6)
Daiichi Sankyo Co. Ltd. (172,400) (4,719,851) (1,547) (0.1)
Daikin Industries Ltd. (29,700) (4,656,120) 254,446 18.4
Denso Corp. (327,600) (5,256,630) 377,217 27.3
Eisai Co. Ltd. (80,500) (4,461,615) 320,326 23.2

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Kansai Electric Power Co., Inc. (The) (342,600) (4,743,140) 580,452 42.1
Keio Corp. (107,300) (3,688,776) 144,466 10.5
Keyence Corp. (18,600) (6,878,762) 182,087 13.2
Kikkoman Corp. (72,400) (3,794,684) 282,650 20.5
Kobe Bussan Co. Ltd. (205,500) (4,811,056) 190,044 13.8
Kubota Corp. (266,200) (3,916,021) 368,937 26.7
Lasertec Corp. (24,500) (3,810,056) (223,760) (16.2)
Mitsubishi UFJ Financial Group, Inc. (959,700) (8,132,647) 351,373 25.5
Nissan Chemical Corp. (118,300) (5,028,871) 226,351 16.4
NTT Data Group Corp. (491,000) (6,570,245) 494,035 35.8
Resonac Holdings Corp. (266,100) (4,451,583) 64,586 4.7
SMC Corp. (12,000) (5,379,148) 189,985 13.8
Sumitomo Mitsui Financial Group, Inc. (77,400) (3,802,356) 119,196 8.6
T&D Holdings, Inc. (268,000) (4,407,261) 237,684 17.2
Takeda Pharmaceutical Co. Ltd. (143,100) (4,435,602) 161,250 11.7
Tokio Marine Holdings, Inc. (193,400) (4,477,926) 166,244 12.1
Toyota Motor Corp. (505,500) (9,068,836) 638,184 46.3
Yaskawa Electric Corp. (150,800) (5,430,467) 344,292 25.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.02% to 0.03%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
61 months
maturity
06/14/2028 $33,308,673 $(356,836) $(13,213) $(370,049)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 14,668 160,816 (1,723) 0.5
Guatemala
Millicom International Cellular SA 6,403 99,258 (3,914) 1.1
Sweden
Billerud Aktiebolag 40,354 373,535 50,814 (13.7)
Electrolux AB 51,182 527,433 (16,036) 4.3
Elekta AB 89,036 604,672 (8,266) 2.2
Embracer Group AB 781,405 1,558,545 (265,284) 71.7
Essity AB 30,557 659,030 (4,545) 1.2
Evolution AB 754 76,086 (148) 0.0
Getinge AB 91,077 1,600,440 (75,167) 20.3
H & M Hennes & Mauritz AB 48,861 692,859 (11,877) 3.2
Saab AB 3,360 171,009 (18,925) 5.1
Sandvik AB 12,336 226,987 (7,414) 2.0
Skanska AB 684 11,232 94 (0.0)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
SKF AB 171,531 2,847,680 (33,928) 9.2
SSAB AB 248,313 1,362,237 52,639 (14.2)
Svenska Handelsbanken AB 86,077 765,904 7,485 (2.0)
Swedbank AB 60,283 1,108,086 19,460 (5.3)
Telefonaktiebolaget LM Ericsson 1 5 – 0.0
Trelleborg AB 93,438 2,321,547 (47,029) 12.7
Volvo AB 28,733 591,832 (12,128) 3.3
Volvo Car AB 196,741 795,785 21,489 (5.8)
United States
Sinch AB 209,291 365,113 (9,305) 2.5
Short Positions
Common Stocks
Sweden
AddTech AB (17,030) (271,786) 3,094 (0.8)
Alfa Laval AB (18,819) (644,699) (10,101) 2.7
Atlas Copco AB (171,338) (2,301,186) 281 (0.1)
Axfood AB (26,644) (610,647) 36,174 (9.8)
Beijer Ref AB (51,722) (544,180) 28,165 (7.6)
Boliden AB (15,576) (446,982) (18,977) 5.1
Epiroc AB (104,281) (1,980,011) 46,816 (12.7)
EQT AB (107,542) (2,118,899) (78,639) 21.3
Hexagon AB (208,473) (1,774,260) 57,921 (15.7)
Holmen AB (4,394) (170,796) (1,367) 0.4
Indutrade AB (17,151) (316,759) 9,357 (2.5)
Lifco AB (49,244) (861,441) 14,194 (3.8)
Nibe Industrier AB (180,426) (1,179,579) (43,723) 11.8
Securitas AB (12,893) (101,947) (1,498) 0.4
Skandinaviska Enskilda Banken AB (54,695) (652,066) (3,030) 0.8
Svenska Cellulosa AB SCA (38,420) (526,051) (3,671) 1.0
Swedish Orphan Biovitrum AB (43,006) (878,730) (10,924) 3.0
Tele2 AB (115,287) (881,656) (17,729) 4.8
Telia Co. AB (61,525) (126,907) 529 (0.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
16-53 months
maturity
ranging from
01/13/2025
- 01/03/2028 $44,847,506 $843,284 $42,836 $886,120

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 57,399 718,368 (84,860) (9.6)
Amundi SA 5,819 326,835 (5,381) (0.6)
Arkema SA 6,447 634,647 (4,566) (0.5)
Bouygues SA 47,696 1,667,672 54,021 6.1
Cie de Saint-Gobain SA 51,018 3,053,448 (41,020) (4.6)
Dassault Aviation SA 9,887 1,862,216 (38,145) (4.3)
Eiffage SA 35,784 3,396,532 (58,344) (6.6)
Ipsen SA 16,621 2,177,715 25,077 2.8
La Francaise des Jeux SAEM 27,959 908,099 (43,722) (4.9)
Orange SA 96,131 1,102,648 (6,794) (0.8)
Publicis Groupe SA 6,693 506,611 (17,450) (2.0)
Rexel SA 119,997 2,688,650 (116,376) (13.1)
Rubis SCA 31,444 704,236 (51,071) (5.8)
Safran SA 1,184 185,544 (2,324) (0.3)
Sodexo SA 11,215 1,154,557 (41,820) (4.7)
TotalEnergies SE 10,815 711,079 16,569 1.9
Luxembourg
SES SA 12,522 81,860 (4,987) (0.6)
Singapore
STMicroelectronics NV 42,760 1,843,943 (13,202) (1.5)
United States
Sanofi 10,483 1,125,615 (2,872) (0.3)
Short Positions
Common Stocks
France
Accor SA (10,077) (338,934) 24,684 2.8
Aeroports de Paris SA (10,158) (1,197,945) 52,138 5.9
Air Liquide SA (15,941) (2,684,968) 125,542 14.2
Airbus SE (4,861) (650,637) 36,280 4.1
Alstom SA (87,206) (2,072,642) 155,796 17.6
Bollore SE (185,130) (993,631) 46,667 5.3
Bureau Veritas SA (15,160) (375,909) 9,081 1.0
Cie Generale des Etablissements Michelin SCA (14,825) (453,748) 14,740 1.7
EssilorLuxottica SA (10,110) (1,758,590) 103,826 11.7
L'Oreal SA (5,170) (2,142,511) 82,964 9.4
Pernod Ricard SA (4,858) (808,808) 81,795 9.2
Remy Cointreau SA (7,347) (895,719) 158,735 17.9
Sartorius Stedim Biotech (8,586) (2,042,639) 324,785 36.7
SEB SA (2,036) (189,933) 6,381 0.7
SOITEC (5,335) (885,377) 19,348 2.2
Veolia Environnement SA (7,669) (221,681) 12,803 1.4
Luxembourg
Eurofins Scientific SE (6,878) (387,625) 6,360 0.7
United States
Schneider Electric SE (11,505) (1,895,934) 18,626 2.1

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.63% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
16-61 months
maturity
ranging from
01/13/2025
- 09/27/2028 $974,710,725 $5,388,807 $1,265,358 $6,654,165
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Adobe, Inc. 9,716 4,954,188 (338,530) (5.1)
Altria Group, Inc. 86,637 3,643,086 (179,857) (2.7)
Archer-Daniels-Midland Co. 64,511 4,865,420 (183,799) (2.8)
Black Hills Corp. 68,121 3,446,241 (247,915) (3.7)
Boston Beer Co., Inc. (The) 9,314 3,628,082 84,351 1.3
Caesars Entertainment, Inc. 76,418 3,541,974 (433,987) (6.5)
Citigroup, Inc. 185,151 7,615,261 91,529 1.4
Citizens Financial Group, Inc. 210,118 5,631,162 (102,018) (1.5)
Concentrix Corp. 48,885 3,916,177 350,759 5.3
Crown Castle, Inc. 41,886 3,854,769 (210,423) (3.2)
Discover Financial Services 42,780 3,706,031 (70,940) (1.1)
DocuSign, Inc. 93,535 3,928,470 (199,378) (3.0)
First Horizon Corp. 331,748 3,655,863 (209,311) (3.1)
General Motors Co. 181,535 5,985,209 51,893 0.8
Healthpeak Properties, Inc. 199,672 3,665,978 (264,424) (4.0)
Kraft Heinz Co. (The) 137,679 4,631,522 (14,923) (0.2)
Microsoft Corp. 14,516 4,583,427 (265,017) (4.0)
Molson Coors Beverage Co. 123,410 7,847,642 (106,937) (1.6)
PayPal Holdings, Inc. 70,681 4,132,011 (179,892) (2.7)
Texas Roadhouse, Inc. 42,876 4,120,384 (158,987) (2.4)
Travel + Leisure Co. 103,713 3,809,378 (155,294) (2.3)
TripAdvisor, Inc. 335,875 5,568,808 378,052 5.7
United Airlines Holdings, Inc. 85,615 3,621,514 (461,465) (6.9)
Unum Group 87,007 4,279,874 41,522 0.6
VeriSign, Inc. 16,915 3,425,795 11,549 0.2
Western Union Co. (The) 445,874 5,876,619 137,137 2.1
Short Positions
Common Stocks
United States
Aflac, Inc. (55,700) (4,274,975) (62,526) (0.9)
Ceridian HCM Holding, Inc. (57,795) (3,921,391) 226,043 3.4
Choice Hotels International, Inc. (31,659) (3,878,544) 179,823 2.7
Churchill Downs, Inc. (61,306) (7,113,948) 65,751 1.0
Constellation Brands, Inc. (14,762) (3,710,133) 115,271 1.7
GameStop Corp. (292,654) (4,817,085) 190,818 2.9

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
JPMorgan Chase & Co. (27,804) (4,032,136) (15,570) (0.2)
Lamb Weston Holdings, Inc. (39,815) (3,681,295) 181,864 2.7
Marriott International, Inc. (25,906) (5,092,083) 23,719 0.4
Morgan Stanley (43,034) (3,514,587) 70,046 1.1
News Corp. (241,642) (4,847,339) 180,641 2.7
Philip Morris International, Inc. (51,420) (4,760,464) 96,838 1.5
Procter & Gamble Co. (The) (24,519) (3,576,341) 217,974 3.3
Progressive Corp. (The) (35,401) (4,931,359) (72,218) (1.1)
Prologis, Inc. (33,732) (3,785,068) 238,893 3.6
ROBLOX Corp. (125,103) (3,622,983) (130,763) (2.0)
Southern Co. (The) (82,528) (5,341,212) 295,501 4.4
Southwest Gas Holdings, Inc. (66,200) (3,999,142) 80,165 1.2
Tesla, Inc. (15,463) (3,869,152) 236,099 3.5
Tractor Supply Co. (32,473) (6,593,643) 395,825 5.9
Visa, Inc. (17,623) (4,053,466) 228,063 3.4
Waste Management, Inc. (23,997) (3,658,103) 116,267 1.7
Wells Fargo & Co. (91,958) (3,757,404) 43,894 0.7
Welltower, Inc. (54,436) (4,459,397) 94,710 1.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0 .95% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
16-62 months
maturity
ranging from
01/21/2025
- 09/27/2028 $108,814,392 $736,072 $38,596 $774,668
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. 43,955 1,997,351 (140,079) (18.1)
Air Canada 313,202 4,468,879 (90,617) (11.7)
ARC Resources Ltd. 94,920 1,515,086 14,676 1.9
Atco Ltd. 73,569 1,863,261 (141,657) (18.3)
Bank of Nova Scotia (The) 55,369 2,481,770 (169,615) (21.9)
Bombardier, Inc. 34,291 1,195,672 (39,810) (5.1)
Canadian Imperial Bank of Commerce 64,041 2,472,056 (120,370) (15.5)
Capital Power Corp. 36,052 1,006,510 (112,011) (14.5)
Empire Co. Ltd. 73,829 2,008,453 (15,339) (2.0)
Fairfax Financial Holdings Ltd. 2,981 2,433,457 (71,364) (9.2)
Finning International, Inc. 68,536 2,021,389 (115,936) (15.0)
George Weston Ltd. 14,950 1,657,956 (49,901) (6.4)
iA Financial Corp., Inc. 17,832 1,118,562 (34,301) (4.4)
Imperial Oil Ltd. 45,000 2,771,728 137,166 17.7

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Magna International, Inc. 19,313 1,035,003 (44,079) (5.7)
Manulife Financial Corp. 140,250 2,562,860 (120,897) (15.6)
Northland Power, Inc. 74,039 1,205,774 (89,981) (11.6)
Nutrien Ltd. 44,088 2,722,696 (18,460) (2.4)
Open Text Corp. 47,195 1,656,386 (138,854) (17.9)
Parkland Corp. 63,305 1,851,727 5,477 0.7
Pembina Pipeline Corp. 48,399 1,455,266 (18,157) (2.3)
Suncor Energy, Inc. 84,735 2,914,023 796 0.1
TFI International, Inc. 8,907 1,143,926 (31,149) (4.0)
West Fraser Timber Co. Ltd. 15,818 1,148,399 (2,562) (0.3)
Whitecap Resources, Inc. 208,934 1,764,383 (28,678) (3.7)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (33,313) (1,351,896) 108,118 14.0
Canada
Algonquin Power & Utilities Corp. (249,611) (1,477,543) 287,526 37.1
Alimentation Couche-Tard, Inc. (20,488) (1,040,502) 35,459 4.6
Brookfield Corp. (83,892) (2,623,150) 324,388 41.9
Cameco Corp. (57,890) (2,296,847) 30,542 3.9
Canadian Natural Resources Ltd. (21,122) (1,365,990) (23,335) (3.0)
Canadian Pacific Kansas City Ltd. (39,198) (2,913,624) 147,371 19.0
Dollarama, Inc. (25,573) (1,761,915) 33,426 4.3
Element Fleet Management Corp. (105,448) (1,513,110) 28,659 3.7
Emera, Inc. (27,358) (955,138) 90,072 11.6
Enbridge, Inc. (54,047) (1,792,614) 87,542 11.3
Fortis, Inc. (38,306) (1,454,965) 122,881 15.9
Franco-Nevada Corp. (8,909) (1,189,375) 72,065 9.3
GFL Environmental, Inc. (34,364) (1,091,198) 74,889 9.7
Hydro One Ltd. (61,051) (1,554,311) 93,266 12.0
Intact Financial Corp. (10,850) (1,581,827) 14,459 1.9
Metro, Inc. (22,888) (1,188,676) 33,642 4.3
RB Global, Inc. (34,933) (2,187,154) 61,458 7.9
Rogers Communications, Inc. (52,835) (2,028,599) 154,173 19.9
Royal Bank of Canada (24,219) (2,116,544) 73,257 9.5
Thomson Reuters Corp. (8,373) (1,024,302) 59,303 7.7
TMX Group Ltd. (50,538) (1,086,107) 19,961 2.6
Tourmaline Oil Corp. (20,812) (1,047,304) 19,144 2.5
WSP Global, Inc. (12,347) (1,742,625) 15,403 2.0
United States
Brookfield Renewable Corp. (39,358) (942,042) 148,924 19.2

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.40% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
16-61 months
maturity
ranging from
01/21/2025
- 09/27/2028 $134,306,627 $331,800 $(113,553) $218,247
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 165,838 2,086,103 (37,639) (17.2)
AXA SA 63,067 1,871,126 (66,858) (30.6)
Bouygues SA 38,744 1,354,669 (9,907) (4.5)
Cie de Saint-Gobain SA 30,473 1,823,821 (1,381) (0.6)
Engie SA 358,063 5,491,316 (177,577) (81.4)
Orange SA 108,493 1,244,444 (23,805) (10.9)
Safran SA 9,831 1,540,608 (36,135) (16.6)
SCOR SE 40,272 1,250,319 (47,884) (21.9)
Sodexo SA 24,537 2,526,024 (105,766) (48.5)
Teleperformance SE 10,260 1,288,208 (20,395) (9.3)
Verallia SA 35,496 1,396,207 (66,052) (30.3)
Vinci SA 11,268 1,246,591 (15,141) (6.9)
Vivendi SE 203,422 1,781,594 21,315 9.8
Worldline SA/France 53,955 1,514,586 (48,330) (22.1)
Italy
A2A SpA 632,623 1,124,361 (102,962) (47.2)
Assicurazioni Generali SpA 142,195 2,902,542 (47,613) (21.8)
Banco BPM SpA 1,040,035 4,953,176 68,811 31.5
Buzzi SpA 85,749 2,343,280 39,751 18.2
Intesa Sanpaolo SpA 922,672 2,363,165 (18,260) (8.4)
Leonardo SpA 213,454 3,074,563 (30,320) (13.9)
Pirelli & C SpA 543,579 2,607,197 (88,582) (40.6)
Poste Italiane SpA 227,430 2,388,315 (34,533) (15.8)
Prysmian SpA 36,288 1,456,538 (30,508) (14.0)
UniCredit SpA 178,546 4,254,107 116,123 53.2
Unipol Gruppo SpA 620,012 3,346,410 (55,671) (25.5)
Singapore
STMicroelectronics NV 39,037 1,683,396 20,053 9.2
United States
Stellantis NV 242,720 4,647,707 83,540 38.3
Tenaris SA 154,193 2,435,626 (38,148) (17.5)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Airbus SE (14,383) (1,925,143) 52,301 24.0
Alstom SA (47,709) (1,133,909) 64,553 29.6
Capgemini SE (6,814) (1,189,001) 194 0.1
Edenred SE (17,237) (1,078,278) (2,536) (1.2)
EssilorLuxottica SA (11,574) (2,013,246) 53,093 24.3
Hermes International SCA (1,667) (3,038,654) 121,416 55.6
L'Oreal SA (3,455) (1,431,794) 22,650 10.4
LVMH Moet Hennessy Louis Vuitton SE (3,204) (2,418,477) 51,650 23.7
Pernod Ricard SA (9,769) (1,626,441) 65,602 30.1
Sartorius Stedim Biotech (10,441) (2,483,950) 160,276 73.4
Ubisoft Entertainment SA (36,728) (1,190,238) (113,075) (51.8)
Italy
Davide Campari-Milano NV (158,502) (1,865,938) 57,837 26.5
DiaSorin SpA (12,706) (1,157,041) 64,863 29.7
Ferrari NV (16,892) (4,979,516) (22,235) (10.2)
FinecoBank Banca Fineco SpA (203,950) (2,462,752) 53,605 24.6
Infrastrutture Wireless Italiane SpA (232,408) (2,761,561) 95,424 43.7
Mediobanca Banca di Credito Finanziario SpA (112,064) (1,477,463) (39,016) (17.9)
Moncler SpA (46,677) (2,705,167) 147,134 67.4
Recordati Industria Chimica e Farmaceutica SpA (27,056) (1,275,023) 67,408 30.9
Snam SpA (366,599) (1,720,183) 82,979 38.0
Telecom Italia SpA (4,775,964) (1,489,461) 76,355 35.0
Luxembourg
Eurofins Scientific SE (52,306) (2,947,817) 92,987 42.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.75% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
16-61 months
maturity
ranging from
01/21/2025
- 09/27/2028 $15,010,158 $(235,938) $(198) $(236,136)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 512,400 1,394,390 (13,422) 5.7
Yangzijiang Shipbuilding Holdings Ltd. 988,400 1,198,130 (31,044) 13.1
Singapore
City Developments Ltd. 81,000 390,897 (10,844) 4.6
Genting Singapore Ltd. 1,615,400 997,249 (26,626) 11.3
Jardine Cycle & Carriage Ltd. 21,000 489,598 (823) 0.3

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore (continued)
Oversea-Chinese Banking Corp. Ltd. 80,700 754,711 1,098 (0.5)
Singapore Airlines Ltd. 593,000 2,797,310 (128,313) 54.3
United Overseas Bank Ltd. 36,800 766,474 (755) 0.3
Venture Corp. Ltd. 66,400 599,544 (31,909) 13.5
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (66,500) (1,633,217) 13,091 (5.5)
Keppel Corp. Ltd. (77,500) (384,852) 6,333 (2.7)
Seatrium Ltd. (9,734,100) (951,806) (3,924) 1.7
Singapore Technologies Engineering Ltd. (886,900) (2,531,082) (8,534) 3.6
Singapore Telecommunications Ltd. (68,300) (120,898) (266) 0.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.20% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
16-62 months
maturity
ranging from
01/22/2025
- 09/27/2028 $713,602,158 $2,159,960 $6,494,340 $8,654,300
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 56,612 5,300,015 (305,329) (3.5)
AGCO Corp. 36,982 4,374,231 (110,380) (1.3)
Allison Transmission Holdings, Inc. 95,558 5,643,655 (96,732) (1.1)
AT&T, Inc. 313,185 4,704,039 (17,027) (0.2)
Baker Hughes Co. 109,099 3,853,377 (92,636) (1.1)
Builders FirstSource, Inc. 37,947 4,724,022 (128,237) (1.5)
Cardinal Health, Inc. 51,747 4,492,675 (76,479) (0.9)
Centene Corp. 63,048 4,342,746 39,391 0.5
Cheniere Energy, Inc. 21,685 3,598,843 56,662 0.7
Cigna Group (The) 15,372 4,397,468 (13,588) (0.2)
Cisco Systems, Inc. 167,856 9,023,939 (165,358) (1.9)
Crocs, Inc. 48,591 4,287,184 29,641 0.3
CVS Health Corp. 81,235 5,671,828 (75,058) (0.9)
Dell Technologies, Inc. 61,748 4,254,437 (30,739) (0.4)
EMCOR Group, Inc. 16,701 3,513,723 (70,562) (0.8)
EnerSys 36,737 3,477,892 (86,024) (1.0)
Gates Industrial Corp. plc 441,819 5,129,519 (36,996) (0.4)
Humana, Inc. 14,304 6,959,182 32,858 0.4

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
International Paper Co. 100,274 3,556,719 118,715 1.4
KB Home 126,768 5,866,823 (216,651) (2.5)
Lockheed Martin Corp. 15,018 6,141,761 (205,328) (2.4)
Marathon Petroleum Corp. 30,847 4,668,385 (131,974) (1.5)
Owens Corning 34,892 4,759,618 (27,058) (0.3)
PulteGroup, Inc. 52,287 3,871,852 (83,033) (1.0)
Sensata Technologies Holding plc 102,577 3,879,462 29,755 0.3
Skechers USA, Inc. 71,902 3,519,603 114,649 1.3
TD SYNNEX Corp. 47,980 4,791,283 (44,272) (0.5)
UFP Industries, Inc. 35,266 3,611,238 10,407 0.1
Valero Energy Corp. 45,194 6,404,442 (211,271) (2.4)
Walmart, Inc. 40,380 6,457,973 (140,926) (1.6)
Short Positions
Common Stocks
United States
agilon health, Inc. (213,557) (3,792,772) 168,526 1.9
Apple, Inc. (35,488) (6,075,900) 229,810 2.7
BJ's Wholesale Club Holdings, Inc. (77,310) (5,517,615) 57,662 0.7
Carrier Global Corp. (62,785) (3,465,732) (55,664) (0.6)
CDW Corp. (19,830) (4,000,901) 115,511 1.3
Celanese Corp. (44,338) (5,565,306) 99,212 1.1
Chart Industries, Inc. (33,782) (5,713,212) 68,327 0.8
Eli Lilly & Co. (8,574) (4,605,353) 288,116 3.3
HEICO Corp. (24,296) (3,934,251) 109,036 1.3
NIKE, Inc. (62,838) (6,008,570) (71,973) (0.8)
Plug Power, Inc. (480,238) (3,649,809) 189,029 2.2
Quanta Services, Inc. (27,095) (5,068,662) 221,218 2.6
Repligen Corp. (30,341) (4,824,522) 90,556 1.0
Seagate Technology Holdings plc (51,954) (3,426,366) (88,486) (1.0)
Stryker Corp. (13,825) (3,777,958) 238,177 2.8
T-Mobile US, Inc. (27,603) (3,865,800) 13,211 0.2
Trex Co., Inc. (60,776) (3,745,625) 212,802 2.5
Waters Corp. (13,139) (3,602,845) (20,067) (0.2)
Watsco, Inc. (10,875) (4,107,705) (207,033) (2.4)
Williams Cos., Inc. (The) (102,660) (3,458,615) 68,777 0.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.28% to 0.28%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-76 months
maturity
05/14/2024 $42,847,342 $222,301 $889 $223,190

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 84,008 2,998,515 (32,876) (14.7)
Adecco Group AG (Registered) 16,809 690,398 483 0.2
Barry Callebaut AG (Registered) 93 147,893 (342) (0.2)
Clariant AG (Registered) 50,374 794,229 (7,595) (3.4)
DKSH Holding AG 19,143 1,294,872 (63,447) (28.4)
Galenica AG 10,701 790,544 (23,122) (10.4)
Georg Fischer AG (Registered) 24,336 1,366,671 (41,087) (18.4)
Helvetia Holding AG (Registered) 4,705 657,235 (36,680) (16.4)
Novartis AG (Registered) 43,980 4,491,618 70,315 31.5
Sonova Holding AG (Registered) 58 13,727 (143) (0.1)
Swatch Group AG (The) 7,944 2,034,634 (73,409) (32.9)
United States
Holcim AG 34,243 2,191,857 9,373 4.2
Roche Holding AG 7,230 1,973,798 (63,650) (28.5)
Short Positions
Common Stocks
Switzerland
Bachem Holding AG (18,112) (1,335,922) 46,197 20.7
Belimo Holding AG (Registered) (1,367) (648,771) 2,060 0.9
BKW AG (1,600) (281,667) 3,776 1.7
EMS-Chemie Holding AG (Registered) (1,758) (1,191,307) 47,465 21.3
Flughafen Zurich AG (Registered) (909) (173,070) (3,654) (1.6)
Geberit AG (Registered) (2,911) (1,451,651) (11,972) (5.4)
Givaudan SA (Registered) (351) (1,142,798) (52,621) (23.6)
Logitech International SA (Registered) (210) (14,448) 277 0.1
Lonza Group AG (Registered) (1,763) (815,471) 1,748 0.8
Partners Group Holding AG (2,287) (2,567,375) 4,828 2.2
SGS SA (Registered) (3,328) (279,305) 16,283 7.3
SIG Group AG (162,603) (4,005,790) 97,699 43.8
Sika AG (Registered) (8,647) (2,190,812) 82,999 37.2
Straumann Holding AG (Registered) (18,393) (2,341,042) 208,881 93.6
Swiss Life Holding AG (Registered) (1,754) (1,091,302) 553 0.2
Swisscom AG (Registered) (550) (326,585) 2,808 1.3
Tecan Group AG (Registered) (1,676) (563,339) 21,480 9.6
VAT Group AG (6,291) (2,244,902) 2,497 1.1
Zurich Insurance Group AG (1,570) (718,362) 12,823 5.7
United States
Nestle SA (Registered) (154) (17,432) 354 0.2

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.75% to 0.30%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
11-25 months
maturity
02/21/2024 $18,042,680 $171,011 $9,696 $180,707
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 921 1,656,782 32,014 17.7
Carlsberg A/S 9,957 1,255,428 (78,956) (43.7)
Genmab A/S 3,469 1,228,202 (51,814) (28.7)
ISS A/S 132,058 2,028,613 (38,991) (21.6)
Pandora A/S 29,919 3,087,381 (40,893) (22.6)
ROCKWOOL A/S 2,298 555,394 19,695 10.9
Short Positions
Common Stocks
Denmark
Ambu A/S (39,339) (410,038) 17,566 9.7
Coloplast A/S (4,992) (528,239) 18,908 10.5
DSV A/S (5,117) (953,506) 2,879 1.6
GN Store Nord A/S (20,502) (368,610) 18,212 10.1
Novozymes A/S (63,894) (2,570,768) 114,711 63.5
Orsted A/S (13,388) (728,350) 44,438 24.6
Royal Unibrew A/S (6,013) (464,387) 21,975 12.2
Tryg A/S (63,442) (1,160,949) 55,379 30.6
Vestas Wind Systems A/S (48,894) (1,046,033) 35,888 19.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.00% to 0.28%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
7-73 months
maturity
12/18/2023 $105,597,203 $1,297,092 $(28,875) $1,268,217

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 21,949 904,001 (23,294) (1.8)
Proximus SADP 249,734 2,029,157 14,070 1.1
Solvay SA 8,318 919,217 (40,671) (3.2)
Finland
Nokia OYJ 349,470 1,314,034 (45,458) (3.6)
Germany
Bayerische Motoren Werke AG 21,779 2,212,032 (16,410) (1.3)
Deutsche Bank AG (Registered) 193,069 2,121,881 69,637 5.5
Deutsche Lufthansa AG (Registered) 224,377 1,775,586 (120,297) (9.5)
Freenet AG 34,851 815,808 (11,022) (0.9)
GEA Group AG 47,233 1,740,743 (58,490) (4.6)
HOCHTIEF AG 11,384 1,147,891 (28,000) (2.2)
Mercedes-Benz Group AG 11,044 768,627 (7,145) (0.6)
Siemens AG (Registered) 11,744 1,678,320 (24,954) (2.0)
TeamViewer SE 86,183 1,448,524 (1,602) (0.1)
thyssenkrupp AG 383,619 2,916,394 59,480 4.7
Luxembourg
ArcelorMittal SA 30,918 774,065 (2,603) (0.2)
Netherlands
ASR Nederland NV 20,820 779,025 (121,924) (9.6)
Koninklijke Ahold Delhaize NV 74,710 2,251,736 (54,688) (4.3)
OCI NV 32,166 894,443 22,831 1.8
Spain
Acerinox SA 178,819 1,727,966 15,115 1.2
ACS Actividades de Construccion y Servicios SA 28,847 1,037,041 11,681 0.9
Banco de Sabadell SA 2,580,187 2,984,946 176,571 13.9
Banco Santander SA 442,106 1,683,570 73,086 5.8
Mapfre SA 807,652 1,643,474 (36,128) (2.8)
Redeia Corp. SA 52,847 831,354 (26,009) (2.1)
Repsol SA 379,349 6,239,917 69,506 5.5
United States
Signify NV 66,374 1,780,996 12,613 1.0
Short Positions
Common Stocks
Belgium
D'ieteren Group (7,467) (1,258,889) 281 0.0
UCB SA (13,996) (1,146,403) 80,291 6.3
Finland
Neste OYJ (35,524) (1,203,149) 148,179 11.7
Germany
adidas AG (21,205) (3,719,541) 82,719 6.5
Covestro AG (26,168) (1,407,183) 32,562 2.6
Deutsche Telekom AG (Registered) (55,947) (1,173,589) 46,379 3.7
Fraport AG Frankfurt Airport Services Worldwide (30,178) (1,595,422) 6,881 0.5
Merck KGaA (6,184) (1,030,918) 20,398 1.6
Nemetschek SE (19,509) (1,187,290) 14,375 1.1
Rheinmetall AG (5,629) (1,448,069) 129,015 10.2
Siemens Healthineers AG (43,345) (2,192,471) (117,906) (9.3)
Symrise AG (18,201) (1,732,715) 4,929 0.4

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
Adyen NV (2,518) (1,866,931) (72,372) (5.7)
Argenx SE (2,263) (1,106,217) 61,830 4.9
ASM International NV (5,949) (2,484,259) (54,280) (4.3)
Koninklijke KPN NV (275,979) (909,259) 32,311 2.5
Universal Music Group NV (42,178) (1,100,685) (30,014) (2.4)
South Korea
Delivery Hero SE (47,855) (1,366,428) 173,928 13.7
Spain
Acciona SA (8,062) (1,026,736) 52,346 4.1
CaixaBank SA (411,430) (1,639,135) (93,200) (7.3)
Cellnex Telecom SA (146,394) (5,091,876) 464,548 36.6
Grifols SA (102,494) (1,327,492) 85,546 6.7
United States
Ferrovial SE (60,224) (1,840,265) 88,992 7.0
Preferred Stocks
Germany
Sartorius AG (Preference) (7,717) (2,613,701) 139,077 11.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
14-25 months
maturity
02/21/2024 $28,934,470 $24,813 $17,951 $42,764
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 9,820 107,664 (930) (2.2)
Guatemala
Millicom International Cellular SA 68,218 1,057,501 (36,429) (85.2)
Sweden
Assa Abloy AB 6,856 148,971 (1,445) (3.4)
Billerud Aktiebolag 157,570 1,458,538 203,810 476.6
Elekta AB 157,519 1,069,762 (27,986) (65.4)
Essity AB 18,793 405,313 (11,638) (27.2)
Getinge AB 27,437 482,133 (25,143) (58.8)
H & M Hennes & Mauritz AB 109,572 1,553,754 (38,446) (89.9)
Saab AB 22,115 1,125,555 (124,562) (291.3)
Skanska AB 83,693 1,374,285 11,517 26.9
SKF AB 11,555 191,831 (4,832) (11.3)
SSAB AB 97,923 537,202 19,872 46.5

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Svenska Handelsbanken AB 144,490 1,285,657 29,021 67.9
Telefonaktiebolaget LM Ericsson 68,205 332,278 (20,809) (48.7)
Trelleborg AB 11,256 279,665 (11,070) (25.9)
Volvo AB 44,515 916,904 (21,633) (50.6)
Volvo Car AB 74,985 303,302 24,790 58.0
United States
Sinch AB 181,839 317,222 (6,493) (15.2)
Short Positions
Common Stocks
Sweden
Alfa Laval AB (22,544) (772,310) (4,924) (11.5)
Atlas Copco AB (89,792) (1,205,968) 16,128 37.7
Beijer Ref AB (116,281) (1,223,422) 63,321 148.1
Epiroc AB (82,681) (1,569,886) 57,164 133.7
EQT AB (183,545) (3,616,385) (177,504) (415.1)
Hexagon AB (45,754) (389,400) 12,712 29.7
Holmen AB (30,668) (1,192,073) 2,024 4.7
Husqvarna AB (60,828) (464,188) 16,287 38.1
Indutrade AB (65,362) (1,207,161) 64,118 149.9
Lifco AB (37,760) (660,548) 23,936 56.0
Nibe Industrier AB (122,125) (798,422) 22,038 51.5
Securitas AB (95,285) (753,430) (11,073) (25.9)
Skandinaviska Enskilda Banken AB (14,790) (176,324) (1,831) (4.3)
Svenska Cellulosa AB SCA (99,976) (1,368,883) (9,552) (22.3)
Tele2 AB (26,569) (203,186) (7,230) (16.9)
Telia Co. AB (186,817) (385,347) 1,605 3.8

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 9.6%
Banks - 5.8%
ABN AMRO Bank NV, CVA
(Netherlands) (a) 10,059 142,159
Banco Bilbao Vizcaya Argentaria
SA (Spain) 44,089 356,809
Banco Santander SA (Spain)
106,908 407,113
Barclays plc (United Kingdom)
139,041 267,992
BNP Paribas SA (France)
6,806 432,768
CaixaBank SA (Spain)
56,069 223,378
Commerzbank AG (Germany)
16,378 185,880
Credit Agricole SA (France)
17,694 217,544
DNB Bank ASA (Norway)
7,870 158,122
FinecoBank Banca Fineco SpA
(Italy) 11,403 137,694
HSBC Holdings plc (United
Kingdom) 107,526 841,433
ING Groep NV (Netherlands)
26,262 346,135
Intesa Sanpaolo SpA (Italy)
119,981 307,298
KBC Group NV (Belgium)
3,078 191,626
Lloyds Banking Group plc (United
Kingdom) 529,751 284,685
Mediobanca Banca di Credito
Finanziario SpA (Italy) 16,044 211,526
NatWest Group plc (United
Kingdom) 63,998 183,070
Nordea Bank Abp (Finland)
27,051 296,580
Skandinaviska Enskilda Banken
AB, Class A (Sweden) 21,080 251,313
Societe Generale SA (France)
8,889 215,093
Standard Chartered plc (United
Kingdom) 28,075 258,221
Svenska Handelsbanken AB, Class
A (Sweden) 22,778 202,676
Swedbank AB, Class A (Sweden)
12,044 221,386
UniCredit SpA (Italy)
14,605 347,984
6,688,485
Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp. (1)*
2,321 58,907
APA Corp. (1)
2,126 87,378
Cheniere Energy, Inc. (1)
775 128,619
Chesapeake Energy Corp. (1)
838 72,261
Chevron Corp. (1)
3,384 570,610
ConocoPhillips (1)
2,197 263,201
Coterra Energy, Inc. (1)
3,055 82,638
Devon Energy Corp. (1)
1,856 88,531
Diamondback Energy, Inc. (1)
741 114,766
DT Midstream, Inc. (1)
1,365 72,236
EOG Resources, Inc. (1)
1,245 157,816
EQT Corp. (1)
2,229 90,453
Exxon Mobil Corp. (1)
5,932 697,484
Hess Corp. (1)
913 139,689
HF Sinclair Corp. (1)
1,475 83,972
Kinder Morgan, Inc. (1)
6,263 103,840
Marathon Oil Corp. (1)
3,613 96,648
Marathon Petroleum Corp. (1)
1,436 217,324
New Fortress Energy, Inc. (1)
1,553 50,907
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 3.8% (continued)
Occidental Petroleum Corp. (1)
1,991 129,176
ONEOK, Inc. (1)
1,720 109,100
Ovintiv, Inc. (1)
1,770 84,199
Phillips 66 (1)
1,365 164,005
Pioneer Natural Resources Co. (1)
542 124,416
Range Resources Corp. (1)
2,702 87,572
Southwestern Energy Co. (1)*
11,217 72,350
Targa Resources Corp. (1)
1,393 119,408
Valero Energy Corp. (1)
1,075 152,338
Williams Cos., Inc. (The) (1)
3,452 116,298
4,336,142
TOTAL COMMON STOCKS
(Cost $10,345,057) 11,024,627
SHORT-TERM INVESTMENTS - 68.7%
INVESTMENT COMPANIES - 52.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.24%
(1)(b)(c) 1,740,278 1,740,278
Limited Purpose Cash Investment
Fund, 5.36% (1)(b) 58,947,287 58,929,602
TOTAL INVESTMENT COMPANIES
(Cost $60,654,650) 60,669,880
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 15.9%
U.S. Treasury Bills
4.80%, 10/5/2023 (d) $ 1,468,000 1,467,355
4.99%, 10/19/2023 (d) 969,000 966,579
4.96%, 10/26/2023 (d) 234,000 233,176
5.02%, 11/2/2023 (d) 770,000 766,492
5.01%, 11/9/2023 (d) 807,000 802,490
5.44%, 11/30/2023 (d) 476,000 471,842
5.36%, 12/28/2023 (d) 748,000 738,383
5.40%, 1/4/2024 (d)(e) 4,061,000 4,004,747
5.41%, 1/11/2024 (d)(e) 4,217,000 4,154,266
5.39%, 1/18/2024 (d) 606,000 596,356
5.41%, 1/25/2024 (d) 418,000 410,906
5.41%, 2/1/2024 (d) 160,000 157,125
5.41%, 2/8/2024 (d) 139,000 136,359
5.50%, 2/29/2024 (d)(e) 239,000 233,713
5.45%, 3/14/2024 (d) 909,000 887,017
5.45%, 3/21/2024 (d)(e) 2,283,000 2,225,298
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,251,883) 18,252,104
TOTAL SHORT-TERM INVESTMENTS
(Cost $78,906,533) 78,921,984
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 78.3%
(Cost $89,251,590) 89,946,611
OTHER ASSETS IN EXCESS OF
LIABILITIES - 21.7% ‡ 24,890,843
NET ASSETS - 100.0% 114,837,454

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Energy $ 4,336,142 3.8%
Financials 6,688,485 5.8
Investment Companies 60,669,880 52.8
U.S. Treasury Obligations 18,252,104 15.9
Total Investments In Securities
At Value 89,946,611 78.3
Other Assets in Excess of
Liabilities ‡ 24,890,843 21.7
Net Assets
$ 114,837,454 100.0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2023 amounted to $142,159, which represents 0.12% of net assets of the Fund.
(b) Represents 7-day effective yield as of September 30, 2023.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Credit default swap contracts outstanding - buy protection as of September 30, 2023:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 40.V1 1.00 % Quarterly 12/20/2028 0.79 % EUR 24,420,000 $ (276,837) $ 18,017 $ (258,820)
Markit CDX North America
Investment Grade Index
Series 41.V1 1.00 Quarterly 12/20/2028 0.74 USD 6,608,000 (86,861) 5,705 (81,156)
$ (363,698) $ 23,722 $ (339,976)
Credit default swap contracts outstanding - sell protection as of September 30, 2023 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 40.V1 5.00 % Quarterly 12/20/2028 4.26 % EUR 13,466,000 $ 473,012 $ (25,591) $ 447,421
Markit CDX North America
High Yield Index Series
41.V1 5.00 Quarterly 12/20/2028 4.79 USD 2,237,000 12,850 7,975 20,825
$ 485,862 $ (17,616) $ 468,246
Markit CDX North America
Emerging Markets Index
Series 40.V1 1.00 % Quarterly 12/20/2028 2.26 % USD 796,000 $ (40,839) $ (2,539) $ (43,378)
(40,839) (2,539) (43,378)
$ 445,023 $ (20,155) $ 424,868

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
Forward effective interest rate swap contracts outstanding as of September 30, 2023:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 2.00% Annual 12/22/2025 CHF 6,900,000 $ 27,047 $ 20,388 $ 47,435
Pay 1D SARON Annual 2.00% Annual 3/20/2026 CHF 27,000,000 147,439 48,214 195,653
Pay 1D SARON Annual 2.00% Annual 12/20/2028 CHF 25,600,000 292,030 143,124 435,154
Pay 1D SARON Annual 2.00% Annual 3/20/2029 CHF 7,800,000 91,011 40,922 131,933
Pay 1D SONIA Annual 4.75% Annual 3/20/2029 GBP 300,000 6,871 (2,359) 4,512
Pay 1D TONAR Annual 1.50% Annual 3/22/2044 JPY 1,550,000,000 172,856 (122,254) 50,602
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 3/18/2026 KRW 2,200,000,000 3,943 958 4,901
Pay 3M STIBOR Qtrly 3.50% Annual 3/21/2029 SEK 7,000,000 2,369 (1,514) 855
Pay 3M STIBOR Qtrly 3.50% Annual 3/15/2034 SEK 36,000,000 75,555 (49,363) 26,192
Pay 6M BBR Semi 4.50% Semi 12/07/2028 AUD 7,400,000 25,102 (20,976) 4,126
Pay 6M NIBOR Semi 4.50% Annual 12/20/2028 NOK 21,000,000 8,223 3,431 11,654
Pay 6M NIBOR Semi 4.50% Annual 3/21/2029 NOK 3,000,000 1,550 877 2,427
Receive 1D CORRA Semi 3.50% Semi 12/18/2028 CAD 17,500,000 42,708 389,356 432,064
Receive 1D CORRA Semi 4.00% Semi 12/18/2028 CAD 18,100,000 30,524 124,538 155,062
Receive 1D CORRA Semi 4.00% Semi 3/19/2029 CAD 12,100,000 (59,297) 132,089 72,792
Receive 1D CORRA Semi 4.00% Semi 3/20/2034 CAD 7,400,000 18,868 23,441 42,309
Receive 1D CORRA Semi 3.50% Semi 3/20/2034 CAD 7,200,000 110,756 139,357 250,113
Receive 1D SARON Annual 1.50% Annual 3/20/2034 CHF 2,900,000 80,030 8,659 88,689
Receive 1D SOFR Annual 4.19% Annual 12/22/2025 USD 155,100,000 757,258 1,058,887 1,816,145
Receive 1D SOFR Annual 3.50% Annual 3/20/2026 USD 107,200,000 2,049,253 162,174 2,211,427
Receive 1D SOFR Annual 3.14% Annual 12/22/2053 USD 6,600,000 531,140 419,691 950,831
Receive 1D SOFR Annual 3.00% Annual 3/20/2054 USD 3,100,000 441,618 54,183 495,801
Receive 1D SONIA Annual 4.25% Annual 3/20/2029 GBP 8,000,000 86,338 (27) 86,311
Receive 1D SONIA Annual 3.62% Annual 12/20/2033 GBP 4,600,000 254,429 55,188 309,617
Receive 1D SONIA Annual 4.00% Annual 3/20/2034 GBP 18,400,000 405,277 95,867 501,144
Receive 1D TONAR Annual 0.00% Annual 12/22/2025 JPY 13,977,800,000 340,499 166,597 507,096
Receive 1D TONAR Annual 0.00% Annual 3/23/2026 JPY 10,000,000 491 (35) 456
Receive 1D TONAR Annual 1.00% Annual 3/21/2034 JPY 6,189,500,000 (6,035) 123,841 117,806
Receive 1M TIIE Monthly 9.00% Monthly 3/18/2026 MXN 98,000,000 46,065 52,215 98,280
Receive 3M BBR Qtrly 5.00% Semi 12/10/2025 NZD 4,200,000 (1,018) 31,744 30,726
Receive 3M BBR Qtrly 4.00% Qtrly 12/11/2025 AUD 7,400,000 24,990 1,998 26,988
Receive 3M BBR Qtrly 5.50% Semi 3/11/2026 NZD 200,000 21 – 21
Receive 3M BBR Qtrly 5.00% Semi 3/14/2029 NZD 100,000 (823) 1,182 359
Receive 3M BBR Qtrly 4.50% Semi 12/14/2033 NZD 400,000 8,780 3,585 12,365
Receive 3M STIBOR Qtrly 3.50% Annual 12/17/2025 SEK 86,000,000 4,809 58,354 63,163
Receive 3M STIBOR Qtrly 3.50% Annual 3/18/2026 SEK 308,600,000 139,589 24,338 163,927
Receive 3M STIBOR Qtrly 3.00% Annual 12/20/2028 SEK 2,000,000 (114) 4,449 4,335
Receive 3M STIBOR Qtrly 3.00% Annual 12/21/2033 SEK 10,700,000 37,220 759 37,979
Receive 6M BBR Semi 4.50% Semi 12/10/2043 AUD 1,800,000 7,507 48,179 55,686
Receive 6M BBR Semi 4.50% Semi 3/10/2044 AUD 700,000 5,011 16,589 21,600
Receive 6M BUBOR Semi 8.00% Annual 12/17/2025 HUF 510,000,000 4,108 7,145 11,253
Receive 6M BUBOR Semi 7.00% Annual 3/18/2026 HUF 3,228,100,000 49,817 56,978 106,795
Receive 6M EURIBOR Semi 3.55% Annual 12/22/2025 EUR 271,200,000 (515,942) 1,227,987 712,045
Receive 6M EURIBOR Semi 3.25% Annual 3/20/2026 EUR 194,200,000 808,243 336,850 1,145,093
Receive 6M EURIBOR Semi 2.60% Annual 12/22/2053 EUR 1,200,000 83,652 28,601 112,253
Receive 6M EURIBOR Semi 2.50% Annual 3/20/2054 EUR 13,000,000 1,148,867 267,307 1,416,174
Receive 6M NIBOR Semi 4.00% Annual 12/17/2025 NOK 36,600,000 20,576 28,690 49,266
Receive 6M NIBOR Semi 4.50% Annual 12/17/2025 NOK 68,000,000 36,660 (3,895) 32,765
Receive 6M NIBOR Semi 4.50% Annual 3/18/2026 NOK 305,500,000 91,398 (9,813) 81,585
Receive 6M NIBOR Semi 3.50% Annual 12/21/2033 NOK 8,000,000 10,142 31,171 41,313
Receive 6M PRIBOR Semi 5.00% Annual 12/17/2025 CZK 14,800,000 (5,678) 5,834 156
Receive 6M PRIBOR Semi 4.50% Annual 12/17/2025 CZK 169,000,000 14,907 55,448 70,355
Receive 6M PRIBOR Semi 4.50% Annual 3/18/2026 CZK 71,000,000 14,533 5,670 20,203

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M WIBOR Semi 4.00% Annual 3/18/2026 PLN 7,100,000 $ 4,365 $ (123) $ 4,242
7,975,538 5,296,496 13,272,034
Pay 1D CORRA Semi 4.00% Semi 12/18/2025 CAD 19,000,000 (76,138) (161,567) (237,705)
Pay 1D CORRA Semi 4.50% Semi 12/18/2025 CAD 43,000,000 (192,398) (51,103) (243,501)
Pay 1D CORRA Semi 4.50% Semi 3/18/2026 CAD 90,400,000 (246,470) (108,273) (354,743)
Pay 1D CORRA Semi 3.50% Semi 12/19/2033 CAD 3,500,000 (69,750) (59,874) (129,624)
Pay 1D SARON Annual 1.50% Annual 12/22/2025 CHF 38,600,000 (282,061) 131,751 (150,310)
Pay 1D SARON Annual 1.50% Annual 3/20/2026 CHF 59,200,000 (277,633) 74,375 (203,258)
Pay 1D SARON Annual 1.50% Annual 12/20/2028 CHF 100,000 (1,221) 295 (926)
Pay 1D SARON Annual 1.50% Annual 3/20/2029 CHF 4,200,000 (43,858) – (43,858)
Pay 1D SOFR Annual 3.63% Annual 12/20/2028 USD 13,900,000 (305,490) (118,584) (424,074)
Pay 1D SOFR Annual 3.25% Annual 3/20/2029 USD 15,400,000 (507,301) (158,572) (665,873)
Pay 1D SOFR Annual 3.48% Annual 12/20/2033 USD 42,600,000 (1,609,646) (1,005,379) (2,615,025)
Pay 1D SOFR Annual 3.25% Annual 3/20/2034 USD 22,600,000 (1,569,321) (116,522) (1,685,843)
Pay 1D SONIA Annual 4.25% Annual 12/22/2025 GBP 9,100,000 (408,865) 241,645 (167,220)
Pay 1D SONIA Annual 4.75% Annual 3/20/2026 GBP 74,600,000 (993,668) 688,180 (305,488)
Pay 1D SONIA Annual 3.82% Annual 12/20/2028 GBP 4,200,000 (163,977) 4,801 (159,176)
Pay 1D SONIA Annual 4.25% Annual 3/20/2034 GBP 600,000 2,127 (5,246) (3,119)
Pay 1D SONIA Annual 3.45% Annual 12/22/2053 GBP 1,100,000 (131,767) (35,470) (167,237)
Pay 1D SONIA Annual 3.75% Annual 3/20/2054 GBP 5,700,000 (269,350) (228,897) (498,247)
Pay 1D SONIA Annual 4.00% Annual 3/20/2054 GBP 1,600,000 6,790 (65,099) (58,309)
Pay 1D TONAR Annual 0.50% Annual 12/20/2028 JPY 6,731,600,000 (37,224) (169,364) (206,588)
Pay 1D TONAR Annual 0.50% Annual 3/21/2029 JPY 8,162,100,000 (350,791) (56,959) (407,750)
Pay 1D TONAR Annual 0.50% Annual 12/20/2033 JPY 152,000,000 (39,746) (7,497) (47,243)
Pay 1D TONAR Annual 1.00% Annual 12/21/2043 JPY 1,000,000,000 (439,714) (89,344) (529,058)
Pay 1M TIIE Monthly 8.50% Monthly 12/17/2025 MXN 35,500,000 (10,437) (56,247) (66,684)
Pay 1M TIIE Monthly 9.00% Monthly 12/17/2025 MXN 38,000,000 (8,076) (44,110) (52,186)
Pay 1M TIIE Monthly 9.50% Monthly 3/18/2026 MXN 46,000,000 (3,716) (19,577) (23,293)
Pay 3M BBR Qtrly 5.50% Semi 12/10/2025 NZD 22,700,000 62,861 (103,837) (40,976)
Pay 3M BBR Qtrly 3.50% Qtrly 12/11/2025 AUD 8,200,000 (22,046) (58,006) (80,052)
Pay 3M BBR Qtrly 4.00% Qtrly 3/12/2026 AUD 3,900,000 (12,080) (974) (13,054)
Pay 3M BBR Qtrly 4.50% Semi 12/13/2028 NZD 500,000 (6,204) (2,686) (8,890)
Pay 3M BBR Qtrly 5.00% Semi 3/15/2034 NZD 2,100,000 23,656 (38,284) (14,628)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 12/17/2025 KRW 8,599,300,000 (5,877) (38,932) (44,809)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 3/18/2026 KRW 24,036,600,000 (84,707) (30,421) (115,128)
Pay 3M HIBOR Qtrly 4.50% Qtrly 12/17/2025 HKD 6,800,000 1 (2,814) (2,813)
Pay 3M HIBOR Qtrly 4.50% Qtrly 3/18/2026 HKD 55,900,000 20,446 (26,099) (5,653)
Pay 3M JIBAR Qtrly 8.00% Qtrly 12/17/2025 ZAR 19,000,000 (5,693) (2,939) (8,632)
Pay 3M JIBAR Qtrly 8.00% Qtrly 3/18/2026 ZAR 37,000,000 (278) (16,014) (16,292)
Pay 3M STIBOR Qtrly 3.50% Annual 12/20/2028 SEK 33,000,000 15,491 (19,295) (3,804)
Pay 3M STIBOR Qtrly 3.00% Annual 3/15/2034 SEK 31,700,000 (57,029) (39,539) (96,568)
Pay 6M BBR Semi 4.00% Semi 12/07/2028 AUD 7,000,000 (44,594) (51,322) (95,916)
Pay 6M BBR Semi 4.50% Semi 12/08/2033 AUD 11,400,000 (79,858) (78,203) (158,061)
Pay 6M BBR Semi 4.00% Semi 12/08/2033 AUD 2,500,000 (50,566) (48,327) (98,893)
Pay 6M BBR Semi 4.50% Semi 3/09/2034 AUD 1,000,000 (1,712) (13,035) (14,747)
Pay 6M EURIBOR Semi 3.19% Annual 12/20/2028 EUR 8,900,000 (33,275) (42,040) (75,315)
Pay 6M EURIBOR Semi 3.00% Annual 3/20/2029 EUR 87,700,000 (1,069,257) (218,974) (1,288,231)
Pay 6M EURIBOR Semi 3.13% Annual 12/20/2033 EUR 56,600,000 (160,266) (1,052,538) (1,212,804)
Pay 6M EURIBOR Semi 3.00% Annual 3/20/2034 EUR 16,900,000 (303,966) (218,074) (522,040)
Pay 6M NIBOR Semi 3.50% Annual 12/20/2028 NOK 10,500,000 (11,011) (26,300) (37,311)
Pay 6M NIBOR Semi 4.00% Annual 3/21/2029 NOK 15,100,000 (14,672) (3,869) (18,541)
Pay 6M NIBOR Semi 4.00% Annual 12/21/2033 NOK 5,000,000 (4,000) (2,933) (6,933)
Pay 6M NIBOR Semi 4.00% Annual 3/15/2034 NOK 60,500,000 11,680 (77,969) (66,289)
Receive 1D SARON Annual 2.00% Annual 12/20/2033 CHF 21,000,000 (322,060) (103,623) (425,683)
Receive 1D SARON Annual 2.00% Annual 3/20/2034 CHF 14,300,000 (278,796) 4,351 (274,445)
Receive 1D SONIA Annual 5.25% Annual 3/20/2026 GBP 14,200,000 (136,257) 32,279 (103,978)
Receive 1D TONAR Annual 0.50% Annual 3/23/2026 JPY 4,190,200,000 (88,175) 229 (87,946)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D TONAR Annual 1.00% Annual 12/20/2033 JPY 2,920,000,000 $ (224,363) $ 193,966 $ (30,397)
Receive 3M BBR Qtrly 4.50% Qtrly 12/11/2025 AUD 43,900,000 (149,742) 41,382 (108,360)
Receive 3M STIBOR Qtrly 4.00% Annual 12/17/2025 SEK 227,000,000 (38,715) 9,016 (29,699)
Receive 3M STIBOR Qtrly 4.00% Annual 3/18/2026 SEK 355,000,000 (123,226) 7,447 (115,779)
Receive 6M BUBOR Semi 9.50% Annual 12/17/2025 HUF 398,000,000 (6,667) (12,719) (19,386)
Receive 6M NIBOR Semi 5.00% Annual 12/17/2025 NOK 148,000,000 (50,890) (5,703) (56,593)
Receive 6M NIBOR Semi 5.00% Annual 3/18/2026 NOK 117,000,000 (69,283) 271 (69,012)
Receive 6M WIBOR Semi 4.50% Annual 3/18/2026 PLN 27,800,000 (82,898) 36,063 (46,835)
(11,433,729) (3,427,102) (14,860,831)
$ (3,458,191) $ 1,869,394 $ (1,588,797)
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2023 were as follows:
1 Day Canadian Overnight Repo Rate Average (”CORRA”): 5.02%
1 Day Secured Overnight Financing Rate (''SOFR''): 5.31%
1 Day Sterling Overnight Index Average (''SONIA''): 5.19%
1 Day Swiss Average Rate Overnight (“SARON”): 1.71%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.06%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 11.50%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 4.14%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 5.27%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 8.33%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.83%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 4.06%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 4.40%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 11.99%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 4.13%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 5.03%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.02%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 5.53%

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
Total return swap contracts outstanding as of September 30, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/20/2023 EUR (2,336,800) $ 28,998
DTOP Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 12/21/2023 ZAR (247,620) 353
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/30/2023 HKD 3,708,600 4,530
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/30/2023 HKD 19,470,150 23,143
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 12/15/2023 CHF (3,520,640) 9,873
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.40%) Monthly GSIN 12/20/2023 CAD (192,406) 6,243
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.20%) Monthly GSIN 12/20/2023 USD (1,250,885) 73,574
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.23%)
Increases in
total return of
reference entity
Monthly GSIN 12/20/2023 EUR 374,275 3,061
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.11%) Monthly GSIN 12/20/2023 EUR (473,832) 10,718
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.64%) Monthly GSIN 12/20/2023 ZAR (12,182,320) 18,224

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.63%) Monthly GSIN 12/20/2023 SEK (2,680,607) $ 270
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly BANA 12/20/2023 ILS 744,535 872
179,859
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/18/2023 BRL 21,686,070 (95,224)
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 12/14/2023 KRW 493,500,000 (6,096)
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/14/2023 KRW 4,852,750,000 (122,121)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/18/2023 TWD 58,921,200 (39,527)
WIG20 Index
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 12/15/2023 PLN 816,480 (4,115)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly GSIN 12/20/2023 EUR 3,907,768 (29,315)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (-0.37%)
Increases in
total return of
reference entity
Monthly GSIN 12/20/2023 JPY 226,324,922 (24,486)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.25%) Monthly GSIN 12/20/2023 SGD (2,956,369) $ (20,330)
(341,214)
$ (161,355)
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Index 4 10/2023 HKD $ 456,879 $ 3,379
LME Aluminum Base Metal 1 10/2023 USD 58,496 3,402
LME Aluminum Base Metal 1 10/2023 USD 58,538 3,666
LME Aluminum Base Metal 2 10/2023 USD 117,136 6,085
LME Aluminum Base Metal 3 10/2023 USD 175,658 7,537
LME Aluminum Base Metal 5 10/2023 USD 292,428 19,407
LME Aluminum Base Metal 6 10/2023 USD 350,400 25,258
LME Aluminum Base Metal 8 10/2023 USD 468,664 27,620
LME Aluminum Base Metal 9 10/2023 USD 525,544 33,917
LME Aluminum Base Metal 9 10/2023 USD 526,151 21,012
LME Aluminum Base Metal 9 10/2023 USD 525,488 42,598
LME Aluminum Base Metal 11 10/2023 USD 643,225 23,755
LME Aluminum Base Metal 21 10/2023 USD 1,224,694 104,729
LME Copper Base Metal 1 10/2023 USD 205,975 (5,771)
LME Copper Base Metal 1 10/2023 USD 206,006 (5,999)
LME Copper Base Metal 1 10/2023 USD 205,463 (1,415)
LME Copper Base Metal 1 10/2023 USD 205,775 (8,899)
LME Copper Base Metal 2 10/2023 USD 411,292 (4,564)
LME Lead Base Metal 1 10/2023 USD 54,738 3,135
LME Lead Base Metal 2 10/2023 USD 108,706 1,331
LME Lead Base Metal 2 10/2023 USD 109,588 6,932
LME Lead Base Metal 3 10/2023 USD 164,100 5,647
LME Nickel Base Metal 1 10/2023 USD 110,800 (14,341)
LME Nickel Base Metal 1 10/2023 USD 111,152 (21,047)
LME Nickel Base Metal 1 10/2023 USD 110,982 (15,315)
LME Nickel Base Metal 1 10/2023 USD 110,708 (16,676)
LME Nickel Base Metal 1 10/2023 USD 110,959 (14,834)
LME Nickel Base Metal 1 10/2023 USD 111,001 (15,118)
LME Zinc Base Metal 1 10/2023 USD 66,131 7,147
LME Zinc Base Metal 2 10/2023 USD 132,275 12,836
LME Zinc Base Metal 2 10/2023 USD 132,263 12,894
LME Zinc Base Metal 2 10/2023 USD 132,286 12,687
LME Zinc Base Metal 2 10/2023 USD 132,245 14,275
LME Zinc Base Metal 3 10/2023 USD 198,416 13,190
LME Zinc Base Metal 3 10/2023 USD 198,422 12,595
LME Zinc Base Metal 5 10/2023 USD 330,649 34,013
LME Zinc Base Metal 6 10/2023 USD 396,551 42,909

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 8 10/2023 USD $ 529,150 $ 52,638
LME Zinc Base Metal 8 10/2023 USD 529,050 58,426
NY Harbor ULSD 21 10/2023 USD 2,911,129 21,228
RBOB Gasoline 2 10/2023 USD 201,558 (13,703)
SGX FTSE China A50 Index 73 10/2023 USD 919,654 (1,564)
SGX FTSE Taiwan Index 83 10/2023 USD 4,731,000 38,434
WTI Crude Oil 176 10/2023 USD 15,979,040 (7,787)
LME Aluminum Base Metal 1 11/2023 USD 58,732 4,479
LME Aluminum Base Metal 1 11/2023 USD 58,663 3,470
LME Aluminum Base Metal 1 11/2023 USD 58,663 3,397
LME Aluminum Base Metal 2 11/2023 USD 117,383 8,877
LME Aluminum Base Metal 2 11/2023 USD 117,325 5,814
LME Aluminum Base Metal 2 11/2023 USD 117,406 9,075
LME Aluminum Base Metal 2 11/2023 USD 117,325 10,103
LME Aluminum Base Metal 5 11/2023 USD 293,313 24,365
LME Aluminum Base Metal 6 11/2023 USD 352,425 26,460
LME Copper Base Metal 1 11/2023 USD 206,435 1,535
LME Copper Base Metal 1 11/2023 USD 206,454 (1,026)
LME Copper Base Metal 1 11/2023 USD 206,419 (1,634)
LME Copper Base Metal 1 11/2023 USD 206,294 (8,384)
LME Copper Base Metal 1 11/2023 USD 206,398 (7,230)
LME Copper Base Metal 1 11/2023 USD 206,450 (4,303)
LME Copper Base Metal 2 11/2023 USD 412,629 (15,324)
LME Copper Base Metal 2 11/2023 USD 413,088 (6,805)
LME Copper Base Metal 2 11/2023 USD 412,563 (27,818)
LME Copper Base Metal 5 11/2023 USD 1,031,969 3,861
LME Copper Base Metal 9 11/2023 USD 1,859,400 (34,774)
LME Lead Base Metal 1 11/2023 USD 54,200 1,332
LME Lead Base Metal 1 11/2023 USD 54,238 667
LME Lead Base Metal 2 11/2023 USD 108,430 2,417
LME Lead Base Metal 2 11/2023 USD 108,675 970
LME Lead Base Metal 3 11/2023 USD 162,752 1,480
LME Lead Base Metal 3 11/2023 USD 162,615 5,482
LME Lead Base Metal 4 11/2023 USD 217,400 (1,779)
LME Lead Base Metal 5 11/2023 USD 271,000 3,740
LME Nickel Base Metal 1 11/2023 USD 111,717 (12,253)
LME Nickel Base Metal 1 11/2023 USD 111,504 (9,489)
LME Nickel Base Metal 1 11/2023 USD 111,354 (16,479)
LME Nickel Base Metal 2 11/2023 USD 222,816 (20,760)
LME Nickel Base Metal 2 11/2023 USD 222,492 (46,629)
LME Nickel Base Metal 2 11/2023 USD 222,780 (24,306)
LME Nickel Base Metal 2 11/2023 USD 223,473 (22,820)
LME Nickel Base Metal 2 11/2023 USD 222,990 (19,056)
LME Nickel Base Metal 2 11/2023 USD 222,744 (26,982)
LME Nickel Base Metal 4 11/2023 USD 446,472 (56,278)
LME Nickel Base Metal 5 11/2023 USD 557,370 (46,304)
LME Zinc Base Metal 1 11/2023 USD 66,218 8,871
LME Zinc Base Metal 1 11/2023 USD 66,213 9,200
LME Zinc Base Metal 1 11/2023 USD 66,231 8,447
LME Zinc Base Metal 2 11/2023 USD 132,531 11,070
LME Zinc Base Metal 2 11/2023 USD 132,475 15,457
LME Zinc Base Metal 2 11/2023 USD 132,447 14,941
LME Zinc Base Metal 3 11/2023 USD 198,631 13,158
LME Zinc Base Metal 3 11/2023 USD 198,647 16,914
LME Zinc Base Metal 6 11/2023 USD 397,229 31,407
LME Zinc Base Metal 8 11/2023 USD 529,434 31,824

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 8 11/2023 USD $ 530,170 $ 41,726
LME Zinc Base Metal 9 11/2023 USD 596,120 63,744
LME Zinc Base Metal 13 11/2023 USD 860,519 118,537
Low Sulphur Gasoil 31 11/2023 USD 2,995,375 78,332
Soybean 14 11/2023 USD 892,500 (52,795)
Australia 10 Year Bond 224 12/2023 AUD 16,144,902 (412,410)
Cocoa 2 12/2023 GBP 71,962 5,874
Coffee 'C' 6 12/2023 USD 328,838 (22,251)
Corn 314 12/2023 USD 7,484,975 (165,699)
Cotton No. 2 10 12/2023 USD 435,750 (2,410)
FTSE 100 Index 97 12/2023 GBP 9,078,605 46,603
FTSE/MIB Index 34 12/2023 EUR 5,083,374 (45,779)
Japan 10 Year Bond 2 12/2023 JPY 1,940,578 (16,561)
KOSPI 200 Index 89 12/2023 KRW 5,424,818 (182,813)
Live Cattle 34 12/2023 USD 2,555,780 (6,367)
LME Aluminum Base Metal 1 12/2023 USD 58,863 3,660
LME Aluminum Base Metal 5 12/2023 USD 294,375 18,448
LME Aluminum Base Metal 5 12/2023 USD 293,500 9,967
LME Aluminum Base Metal 10 12/2023 USD 586,750 4,018
LME Aluminum Base Metal 10 12/2023 USD 588,438 34,537
LME Aluminum Base Metal 11 12/2023 USD 647,526 41,419
LME Aluminum Base Metal 11 12/2023 USD 647,507 43,591
LME Aluminum Base Metal 13 12/2023 USD 763,913 43,082
LME Aluminum Base Metal 15 12/2023 USD 881,126 40,801
LME Aluminum Base Metal 34 12/2023 USD 1,996,506 100,447
LME Aluminum Base Metal 153 12/2023 USD 8,998,313 455,165
LME Copper Base Metal 2 12/2023 USD 413,400 (5,091)
LME Copper Base Metal 3 12/2023 USD 619,875 5,943
LME Copper Base Metal 3 12/2023 USD 620,294 (436)
LME Copper Base Metal 4 12/2023 USD 826,866 (14,065)
LME Copper Base Metal 5 12/2023 USD 1,033,408 (18,167)
LME Copper Base Metal 5 12/2023 USD 1,033,755 15,429
LME Copper Base Metal 5 12/2023 USD 1,033,784 (20,717)
LME Copper Base Metal 6 12/2023 USD 1,240,049 2,558
LME Copper Base Metal 8 12/2023 USD 1,653,664 (20,007)
LME Copper Base Metal 8 12/2023 USD 1,652,800 (2,321)
LME Copper Base Metal 11 12/2023 USD 2,274,388 (11,748)
LME Copper Base Metal 12 12/2023 USD 2,481,012 41,104
LME Copper Base Metal 54 12/2023 USD 11,164,500 (226,571)
LME Lead Base Metal 1 12/2023 USD 54,313 (1,757)
LME Lead Base Metal 1 12/2023 USD 54,231 (601)
LME Lead Base Metal 4 12/2023 USD 217,397 (9,861)
LME Lead Base Metal 4 12/2023 USD 217,375 (3,889)
LME Lead Base Metal 5 12/2023 USD 271,729 (5,383)
LME Lead Base Metal 5 12/2023 USD 271,726 (9,059)
LME Lead Base Metal 5 12/2023 USD 271,723 (7,116)
LME Lead Base Metal 32 12/2023 USD 1,736,800 (46,803)
LME Nickel Base Metal 1 12/2023 USD 112,164 (1,749)
LME Nickel Base Metal 2 12/2023 USD 223,822 (14,984)
LME Nickel Base Metal 2 12/2023 USD 223,982 (7,600)
LME Nickel Base Metal 2 12/2023 USD 223,678 (20,884)
LME Nickel Base Metal 3 12/2023 USD 335,862 (23,816)
LME Nickel Base Metal 3 12/2023 USD 335,708 (24,031)
LME Nickel Base Metal 3 12/2023 USD 335,558 (28,616)
LME Nickel Base Metal 3 12/2023 USD 335,880 (17,768)
LME Nickel Base Metal 4 12/2023 USD 447,864 (15,227)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 5 12/2023 USD $ 559,830 $ (52,784)
LME Nickel Base Metal 9 12/2023 USD 1,009,044 (15,242)
LME Zinc Base Metal 2 12/2023 USD 132,626 9,477
LME Zinc Base Metal 3 12/2023 USD 199,027 12,449
LME Zinc Base Metal 5 12/2023 USD 331,188 500
LME Zinc Base Metal 5 12/2023 USD 331,219 18,481
LME Zinc Base Metal 5 12/2023 USD 331,150 8,498
LME Zinc Base Metal 5 12/2023 USD 331,698 17,703
LME Zinc Base Metal 6 12/2023 USD 398,213 23,519
LME Zinc Base Metal 6 12/2023 USD 398,163 18,506
LME Zinc Base Metal 7 12/2023 USD 464,450 27,214
LME Zinc Base Metal 8 12/2023 USD 529,690 18,067
LME Zinc Base Metal 27 12/2023 USD 1,788,548 91,070
LME Zinc Base Metal 97 12/2023 USD 6,432,919 309,981
Long Gilt 40 12/2023 GBP 4,577,327 (109,255)
MEX BOLSA Index 9 12/2023 MXN 266,656 (4,825)
MSCI Emerging Markets E-Mini Index 9 12/2023 USD 429,975 (12,008)
NASDAQ 100 E-Mini Index 6 12/2023 USD 1,783,980 (73,393)
Nikkei 225 Index 5 12/2023 JPY 1,065,980 (34,435)
S&P Midcap 400 E-Mini Index 88 12/2023 USD 22,179,521 (712,519)
Silver 18 12/2023 USD 2,020,500 (89,664)
Soybean Meal 139 12/2023 USD 5,298,680 (187,039)
TOPIX Index 67 12/2023 JPY 10,417,191 (192,772)
U.S. Treasury 2 Year Note 13 12/2023 USD 2,635,141 (4,083)
U.S. Treasury 5 Year Note 153 12/2023 USD 16,115,203 (190,584)
3 Month SARON 3 6/2024 CHF 804,733 531
Platinum 17 8/2024 JPY 247,424 1,408
3 Month SARON 2 9/2024 CHF 536,516 395
3 Month SARON 2 12/2024 CHF 536,707 260
3 Month SARON 1 3/2025 CHF 268,558 119
(976,763)
Short Contracts
Brent Crude Oil (198) 10/2023 USD (18,255,600) 150,615
CAC 40 10 Euro Index (4) 10/2023 EUR (302,437) 2,650
FTSE Bursa Malaysia KLCI Index (38) 10/2023 MYR (577,456) 6,688
HSCEI (35) 10/2023 HKD (1,381,282) (21,280)
IBEX 35 Index (4) 10/2023 EUR (399,218) 3,018
IFSC NIFTY 50 Index (35) 10/2023 USD (1,379,735) 5,525
LME Aluminum Base Metal (1) 10/2023 USD (58,538) (3,640)
LME Aluminum Base Metal (1) 10/2023 USD (58,496) (3,287)
LME Aluminum Base Metal (2) 10/2023 USD (117,136) (6,173)
LME Aluminum Base Metal (3) 10/2023 USD (175,658) (7,997)
LME Aluminum Base Metal (5) 10/2023 USD (292,428) (18,555)
LME Aluminum Base Metal (6) 10/2023 USD (350,400) (21,297)
LME Aluminum Base Metal (8) 10/2023 USD (468,664) (27,094)
LME Aluminum Base Metal (9) 10/2023 USD (526,151) (20,912)
LME Aluminum Base Metal (9) 10/2023 USD (525,488) (42,182)
LME Aluminum Base Metal (9) 10/2023 USD (525,544) (36,551)
LME Aluminum Base Metal (11) 10/2023 USD (643,225) (31,056)
LME Aluminum Base Metal (21) 10/2023 USD (1,224,694) (102,893)
LME Copper Base Metal (1) 10/2023 USD (205,975) 5,397
LME Copper Base Metal (1) 10/2023 USD (205,775) 7,272
LME Copper Base Metal (1) 10/2023 USD (206,006) 7,417
LME Copper Base Metal (1) 10/2023 USD (205,463) 1,634
LME Copper Base Metal (2) 10/2023 USD (411,292) 4,736
LME Lead Base Metal (1) 10/2023 USD (54,738) (3,217)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (2) 10/2023 USD $ (108,706) $ (1,911)
LME Lead Base Metal (2) 10/2023 USD (109,588) (6,674)
LME Lead Base Metal (3) 10/2023 USD (164,100) (5,858)
LME Nickel Base Metal (1) 10/2023 USD (110,982) 14,669
LME Nickel Base Metal (1) 10/2023 USD (111,152) 20,545
LME Nickel Base Metal (1) 10/2023 USD (110,959) 14,777
LME Nickel Base Metal (1) 10/2023 USD (110,800) 13,967
LME Nickel Base Metal (1) 10/2023 USD (110,708) 16,051
LME Nickel Base Metal (1) 10/2023 USD (111,001) 14,456
LME Zinc Base Metal (1) 10/2023 USD (66,131) (6,469)
LME Zinc Base Metal (2) 10/2023 USD (132,263) (13,454)
LME Zinc Base Metal (2) 10/2023 USD (132,245) (14,650)
LME Zinc Base Metal (2) 10/2023 USD (132,286) (12,941)
LME Zinc Base Metal (2) 10/2023 USD (132,275) (14,341)
LME Zinc Base Metal (3) 10/2023 USD (198,422) (12,969)
LME Zinc Base Metal (3) 10/2023 USD (198,416) (14,824)
LME Zinc Base Metal (5) 10/2023 USD (330,649) (31,182)
LME Zinc Base Metal (6) 10/2023 USD (396,551) (40,768)
LME Zinc Base Metal (8) 10/2023 USD (529,150) (50,814)
LME Zinc Base Metal (8) 10/2023 USD (529,050) (56,028)
MSCI Singapore Index (158) 10/2023 SGD (3,301,587) (50,193)
Natural Gas (127) 10/2023 USD (3,719,830) 42,979
OMXS30 Index (154) 10/2023 SEK (3,044,606) 25,584
Feeder Cattle (10) 11/2023 USD (1,274,500) 39,242
LME Aluminum Base Metal (1) 11/2023 USD (58,663) (3,520)
LME Aluminum Base Metal (1) 11/2023 USD (58,732) (4,566)
LME Aluminum Base Metal (1) 11/2023 USD (58,663) (3,413)
LME Aluminum Base Metal (2) 11/2023 USD (117,325) (5,707)
LME Aluminum Base Metal (2) 11/2023 USD (117,383) (8,775)
LME Aluminum Base Metal (2) 11/2023 USD (117,325) (10,306)
LME Aluminum Base Metal (2) 11/2023 USD (117,406) (9,238)
LME Aluminum Base Metal (5) 11/2023 USD (293,313) (24,859)
LME Aluminum Base Metal (6) 11/2023 USD (352,425) (24,458)
LME Copper Base Metal (1) 11/2023 USD (206,450) 4,387
LME Copper Base Metal (1) 11/2023 USD (206,398) 7,061
LME Copper Base Metal (1) 11/2023 USD (206,454) 106
LME Copper Base Metal (1) 11/2023 USD (206,419) 2,240
LME Copper Base Metal (1) 11/2023 USD (206,294) 7,694
LME Copper Base Metal (1) 11/2023 USD (206,435) (756)
LME Copper Base Metal (2) 11/2023 USD (413,088) 6,657
LME Copper Base Metal (2) 11/2023 USD (412,629) 14,012
LME Copper Base Metal (2) 11/2023 USD (412,563) 24,714
LME Copper Base Metal (5) 11/2023 USD (1,031,969) (6,119)
LME Copper Base Metal (9) 11/2023 USD (1,859,400) 36,997
LME Lead Base Metal (1) 11/2023 USD (54,238) (478)
LME Lead Base Metal (1) 11/2023 USD (54,200) (1,253)
LME Lead Base Metal (2) 11/2023 USD (108,430) (2,435)
LME Lead Base Metal (2) 11/2023 USD (108,675) (719)
LME Lead Base Metal (3) 11/2023 USD (162,615) (4,981)
LME Lead Base Metal (3) 11/2023 USD (162,752) (1,059)
LME Lead Base Metal (4) 11/2023 USD (217,400) 589
LME Lead Base Metal (5) 11/2023 USD (271,000) (4,204)
LME Nickel Base Metal (1) 11/2023 USD (111,354) 17,223
LME Nickel Base Metal (1) 11/2023 USD (111,504) 9,634
LME Nickel Base Metal (1) 11/2023 USD (111,717) 12,336
LME Nickel Base Metal (2) 11/2023 USD (222,816) 22,183

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (2) 11/2023 USD $ (222,780) $ 25,771
LME Nickel Base Metal (2) 11/2023 USD (222,990) 16,923
LME Nickel Base Metal (2) 11/2023 USD (222,492) 48,042
LME Nickel Base Metal (2) 11/2023 USD (222,744) 28,012
LME Nickel Base Metal (2) 11/2023 USD (223,473) 23,170
LME Nickel Base Metal (4) 11/2023 USD (446,472) 57,156
LME Nickel Base Metal (5) 11/2023 USD (557,370) 47,505
LME Zinc Base Metal (1) 11/2023 USD (66,213) (9,077)
LME Zinc Base Metal (1) 11/2023 USD (66,231) (8,255)
LME Zinc Base Metal (1) 11/2023 USD (66,218) (8,602)
LME Zinc Base Metal (2) 11/2023 USD (132,475) (14,959)
LME Zinc Base Metal (2) 11/2023 USD (132,447) (15,248)
LME Zinc Base Metal (2) 11/2023 USD (132,531) (11,058)
LME Zinc Base Metal (3) 11/2023 USD (198,631) (16,877)
LME Zinc Base Metal (3) 11/2023 USD (198,647) (17,180)
LME Zinc Base Metal (6) 11/2023 USD (397,229) (33,158)
LME Zinc Base Metal (8) 11/2023 USD (529,434) (32,695)
LME Zinc Base Metal (8) 11/2023 USD (530,170) (41,948)
LME Zinc Base Metal (9) 11/2023 USD (596,120) (60,278)
LME Zinc Base Metal (13) 11/2023 USD (860,519) (114,992)
100 oz Gold (20) 12/2023 USD (3,732,200) 115,992
Australia 3 Year Bond (23) 12/2023 AUD (1,558,625) 11,219
Canada 10 Year Bond (1) 12/2023 CAD (84,837) 2,107
Cocoa (15) 12/2023 USD (512,700) 29,658
Copper (16) 12/2023 USD (1,495,000) (5,066)
DAX Index (22) 12/2023 EUR (9,028,175) 169,512
DJIA CBOT E-Mini Index (12) 12/2023 USD (2,023,500) 59,872
Euro STOXX 50 Index (181) 12/2023 EUR (8,044,869) 45,217
Euro-Bobl (13) 12/2023 EUR (1,589,523) 15,554
Euro-BTP (70) 12/2023 EUR (8,109,742) 146,513
Euro-Bund (80) 12/2023 EUR (10,859,226) 198,668
Euro-Buxl (2) 12/2023 EUR (257,419) 23,044
Euro-OAT (19) 12/2023 EUR (2,468,584) 61,416
Euro-Schatz (42) 12/2023 EUR (4,661,584) 8,634
FTSE/JSE Top 40 Index (30) 12/2023 ZAR (1,068,726) 28,060
KC HRW Wheat (47) 12/2023 USD (1,559,813) 269,611
Lean Hogs (10) 12/2023 USD (287,100) 13,511
LME Aluminum Base Metal (1) 12/2023 USD (58,863) (3,835)
LME Aluminum Base Metal (5) 12/2023 USD (294,375) (19,390)
LME Aluminum Base Metal (5) 12/2023 USD (293,500) (12,140)
LME Aluminum Base Metal (10) 12/2023 USD (588,438) (36,567)
LME Aluminum Base Metal (10) 12/2023 USD (586,750) (9,905)
LME Aluminum Base Metal (11) 12/2023 USD (647,507) (44,464)
LME Aluminum Base Metal (11) 12/2023 USD (647,526) (41,733)
LME Aluminum Base Metal (13) 12/2023 USD (763,913) (43,001)
LME Aluminum Base Metal (15) 12/2023 USD (881,126) (42,421)
LME Aluminum Base Metal (34) 12/2023 USD (1,996,506) (99,717)
LME Aluminum Base Metal (220) 12/2023 USD (12,938,750) (871,932)
LME Copper Base Metal (2) 12/2023 USD (413,400) 5,469
LME Copper Base Metal (3) 12/2023 USD (620,294) 1,620
LME Copper Base Metal (3) 12/2023 USD (619,875) (6,606)
LME Copper Base Metal (4) 12/2023 USD (826,866) 12,397
LME Copper Base Metal (5) 12/2023 USD (1,033,408) 21,579
LME Copper Base Metal (5) 12/2023 USD (1,033,755) (11,197)
LME Copper Base Metal (5) 12/2023 USD (1,033,784) 15,688
LME Copper Base Metal (6) 12/2023 USD (1,240,049) (4,137)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (8) 12/2023 USD $ (1,652,800) $ (1,063)
LME Copper Base Metal (8) 12/2023 USD (1,653,664) 21,825
LME Copper Base Metal (11) 12/2023 USD (2,274,388) 10,388
LME Copper Base Metal (12) 12/2023 USD (2,481,012) (40,737)
LME Copper Base Metal (87) 12/2023 USD (17,987,250) 57,637
LME Lead Base Metal (1) 12/2023 USD (54,313) 1,910
LME Lead Base Metal (1) 12/2023 USD (54,231) 604
LME Lead Base Metal (4) 12/2023 USD (217,375) 3,814
LME Lead Base Metal (4) 12/2023 USD (217,397) 11,892
LME Lead Base Metal (5) 12/2023 USD (271,726) 9,261
LME Lead Base Metal (5) 12/2023 USD (271,729) 4,883
LME Lead Base Metal (5) 12/2023 USD (271,723) 7,764
LME Nickel Base Metal (1) 12/2023 USD (112,164) 1,640
LME Nickel Base Metal (2) 12/2023 USD (223,678) 22,017
LME Nickel Base Metal (2) 12/2023 USD (223,982) 7,959
LME Nickel Base Metal (2) 12/2023 USD (223,822) 13,684
LME Nickel Base Metal (3) 12/2023 USD (335,880) 19,134
LME Nickel Base Metal (3) 12/2023 USD (335,708) 24,511
LME Nickel Base Metal (3) 12/2023 USD (335,862) 22,703
LME Nickel Base Metal (3) 12/2023 USD (335,558) 30,013
LME Nickel Base Metal (4) 12/2023 USD (447,864) 14,466
LME Nickel Base Metal (9) 12/2023 USD (1,009,044) 16,224
LME Nickel Base Metal (51) 12/2023 USD (5,710,266) 379,311
LME Zinc Base Metal (2) 12/2023 USD (132,626) (10,081)
LME Zinc Base Metal (3) 12/2023 USD (199,027) (13,336)
LME Zinc Base Metal (5) 12/2023 USD (331,219) (19,883)
LME Zinc Base Metal (5) 12/2023 USD (331,698) (17,887)
LME Zinc Base Metal (5) 12/2023 USD (331,150) (16,602)
LME Zinc Base Metal (5) 12/2023 USD (331,188) (252)
LME Zinc Base Metal (6) 12/2023 USD (398,213) (25,180)
LME Zinc Base Metal (6) 12/2023 USD (398,163) (19,481)
LME Zinc Base Metal (7) 12/2023 USD (464,450) (28,721)
LME Zinc Base Metal (8) 12/2023 USD (529,690) (18,238)
LME Zinc Base Metal (9) 12/2023 USD (596,869) (47,470)
LME Zinc Base Metal (27) 12/2023 USD (1,788,548) (88,884)
MSCI EAFE E-Mini Index (6) 12/2023 USD (612,450) 20,552
Palladium (1) 12/2023 USD (125,600) (1,742)
Russell 2000 E-Mini Index (107) 12/2023 USD (9,622,510) 338,731
S&P 500 E-Mini Index (219) 12/2023 USD (47,364,224) 1,725,484
S&P/TSX 60 Index (16) 12/2023 CAD (2,771,331) 118,693
SET50 Index (544) 12/2023 THB (2,693,967) 44,492
Soybean Oil (71) 12/2023 USD (2,378,358) 205,225
SPI 200 Index (2) 12/2023 AUD (227,797) 3,861
U.S. Treasury 10 Year Note (148) 12/2023 USD (15,988,625) 246,836
U.S. Treasury Long Bond (8) 12/2023 USD (911,000) 49,568
U.S. Treasury Ultra Bond (6) 12/2023 USD (713,813) 48,790
Wheat (157) 12/2023 USD (4,250,775) 752,651
Aluminum (1) 1/2024 USD (58,963) (3,412)
Platinum (1) 1/2024 USD (45,795) 508
Sugar No. 11 (17) 2/2024 USD (504,179) (1,986)
3 Month Canadian Bankers Acceptance (26) 3/2024 CAD (4,514,467) 396
3 Month Euro Euribor (10) 3/2024 EUR (2,538,722) 2,289
90-Day Australian Bank Bill (7) 3/2024 AUD (4,452,237) 302
90-Day New Zealand Bill (6) 3/2024 NZD (3,543,845) 641
3 Month Canadian Bankers Acceptance (22) 6/2024 CAD (3,822,363) 2,129
3 Month Euro Euribor (9) 6/2024 EUR (2,288,180) 2,502

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SOFR (20) 6/2024 USD $ (4,731,000) $ 6,537
3 Month SONIA (2) 6/2024 GBP (577,138) (1,758)
90-Day Australian Bank Bill (12) 6/2024 AUD (7,631,847) 1,029
90-Day New Zealand Bill (5) 6/2024 NZD (2,953,276) 904
3 Month Canadian Bankers Acceptance (24) 9/2024 CAD (4,180,453) 5,588
3 Month Euro Euribor (9) 9/2024 EUR (2,292,937) 2,328
3 Month SOFR (17) 9/2024 USD (4,029,638) 8,802
3 Month SONIA (5) 9/2024 GBP (1,444,446) (8,845)
90-Day Australian Bank Bill (20) 9/2024 AUD (12,720,676) 2,951
90-Day New Zealand Bill (6) 9/2024 NZD (3,545,137) 1,588
3 Month Canadian Bankers Acceptance (22) 12/2024 CAD (3,839,573) 10,061
3 Month Euro Euribor (7) 12/2024 EUR (1,787,466) 1,376
3 Month SOFR (15) 12/2024 USD (3,565,875) 9,960
3 Month SONIA (4) 12/2024 GBP (1,157,753) (6,351)
90-Day Australian Bank Bill (18) 12/2024 AUD (11,451,122) 5,424
3 Month Euro Euribor (6) 3/2025 EUR (1,534,572) 922
3 Month SOFR (13) 3/2025 USD (3,100,825) 8,469
3 Month SONIA (3) 3/2025 GBP (870,145) (5,286)
3 Month Euro Euribor (6) 6/2025 EUR (1,536,237) 640
3 Month SOFR (12) 6/2025 USD (2,870,700) 7,059
3 Month SONIA (4) 6/2025 GBP (1,162,450) (7,784)
3 Month Euro Euribor (5) 9/2025 EUR (1,280,924) 2,397
3 Month SOFR (12) 9/2025 USD (2,876,550) 5,891
3 Month SONIA (3) 9/2025 GBP (873,073) (5,613)
3 Month SOFR (11) 12/2025 USD (2,639,725) 9,516
3 Month SONIA (3) 12/2025 GBP (874,080) (2,119)
3,576,502
$ 2,599,739
Forward foreign currency exchange contracts outstanding as of September 30, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 16,712,535 USD 10,726,498 CITI 12/20/2023 $ 48,806
AUD 16,712,529 USD 10,726,441 JPMC 12/20/2023 48,859
CAD 5,771,013 USD 4,238,245 CITI 12/20/2023 16,069
CAD 5,771,010 USD 4,238,222 JPMC 12/20/2023 16,090
CLP 800,000,000 USD 888,469 CITI
**
12/20/2023 6,297
CLP 800,000,000 USD 888,465 JPMC
**
12/20/2023 6,301
CNY 12,573,823 USD 1,721,381 CITI
**
12/20/2023 7,675
CNY 12,573,819 USD 1,721,372 JPMC
**
12/20/2023 7,684
COP 3,993,871,042 USD 949,494 CITI
**
12/20/2023 10,129
COP 3,993,871,039 USD 949,489 JPMC
**
12/20/2023 10,133
CZK 1,000,000 USD 43,210 CITI 12/20/2023 41
CZK 1,000,000 USD 43,209 JPMC 12/20/2023 41
EUR 1,504,154 USD 1,592,408 CITI 12/20/2023 3,898
EUR 1,504,154 USD 1,592,400 JPMC 12/20/2023 3,906
HUF 75,000,000 USD 200,047 CITI 12/20/2023 978
HUF 75,000,000 USD 200,046 JPMC 12/20/2023 979
ILS 6,249,500 USD 1,642,290 CITI 12/20/2023 2,810
ILS 6,249,500 USD 1,642,281 JPMC 12/20/2023 2,818
INR 118,124,751 USD 1,415,623 CITI
**
12/20/2023 267

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
INR 118,124,751 USD 1,415,616 JPMC
**
12/20/2023 $ 273
JPY 105,000,000 USD 711,720 CITI 12/20/2023 312
JPY 105,000,000 USD 711,716 JPMC 12/20/2023 316
MXN 41,286,001 USD 2,311,128 CITI 12/20/2023 26,271
MXN 55,286,000 USD 3,103,721 JPMC 12/20/2023 26,285
NOK 43,165,454 USD 4,032,990 CITI 12/20/2023 11,434
NOK 43,165,449 USD 4,032,970 JPMC 12/20/2023 11,453
NZD 13,649,836 USD 8,091,249 CITI 12/20/2023 90,056
NZD 13,649,833 USD 8,091,207 JPMC 12/20/2023 90,097
PHP 15,408,500 USD 271,009 CITI
**
12/20/2023 1,101
PHP 15,408,500 USD 271,005 JPMC
**
12/20/2023 1,105
SEK 13,155,282 USD 1,189,004 CITI 12/20/2023 19,976
SEK 13,155,281 USD 1,188,998 JPMC 12/20/2023 19,982
SGD 91,500 USD 67,057 CITI 12/20/2023 121
SGD 91,500 USD 67,057 JPMC 12/20/2023 122
USD 1,131,429 AUD 1,751,080 CITI 12/20/2023 2,432
USD 1,131,434 AUD 1,751,078 JPMC 12/20/2023 2,437
USD 1,970,606 BRL 9,847,352 CITI
**
12/20/2023 30,768
USD 1,970,615 BRL 9,847,348 JPMC
**
12/20/2023 30,778
USD 6,705,593 CAD 9,062,065 CITI 12/20/2023 25,159
USD 6,705,627 CAD 9,062,065 JPMC 12/20/2023 25,193
USD 13,458,724 CHF 11,832,225 CITI 12/20/2023 415,506
USD 13,458,779 CHF 11,832,215 JPMC 12/20/2023 415,573
USD 1,466,167 CLP 1,274,291,625 CITI
**
12/20/2023 40,926
USD 1,466,174 CLP 1,274,291,625 JPMC
**
12/20/2023 40,933
USD 3,139,702 CNY 22,709,223 CITI
**
12/20/2023 16,905
USD 3,139,717 CNY 22,709,219 JPMC
**
12/20/2023 16,921
USD 787,547 COP 3,262,500,000 CITI
**
12/20/2023 3,652
USD 787,551 COP 3,262,500,000 JPMC
**
12/20/2023 3,656
USD 2,920,892 CZK 65,526,967 CITI 12/20/2023 86,797
USD 2,920,906 CZK 65,526,966 JPMC 12/20/2023 86,811
USD 14,308,754 EUR 13,284,494 CITI 12/20/2023 210,380
USD 14,308,810 EUR 13,284,480 JPMC 12/20/2023 210,451
USD 4,631,765 GBP 3,713,364 CITI 12/20/2023 98,510
USD 4,631,764 GBP 3,713,345 JPMC 12/20/2023 98,532
USD 753,425 HUF 275,274,500 CITI 12/20/2023 15,598
USD 753,428 HUF 275,274,500 JPMC 12/20/2023 15,602
USD 1,393,776 IDR 21,408,062,000 CITI
**
12/20/2023 12,250
USD 1,393,783 IDR 21,408,062,000 JPMC
**
12/20/2023 12,256
USD 4,153,705 ILS 15,709,374 CITI 12/20/2023 18,415
USD 4,153,725 ILS 15,709,373 JPMC 12/20/2023 18,435
USD 1,443,653 INR 120,000,000 CITI
**
12/20/2023 5,286
USD 1,443,660 INR 120,000,000 JPMC
**
12/20/2023 5,294
USD 15,256,785 JPY 2,197,531,004 CITI 12/20/2023 354,758
USD 15,256,861 JPY 2,197,530,996 JPMC 12/20/2023 354,835
USD 5,103,214 KRW 6,738,820,507 CITI
**
12/20/2023 99,781
USD 5,103,240 KRW 6,738,820,493 JPMC
**
12/20/2023 99,807
USD 3,318,637 MXN 57,456,834 CITI 12/20/2023 65,731
USD 3,318,654 MXN 57,456,833 JPMC 12/20/2023 65,747
USD 55,866 NOK 592,126 CITI 12/20/2023 387
USD 55,866 NOK 592,122 JPMC 12/20/2023 387
USD 4,658,482 PLN 19,922,000 CITI 12/20/2023 112,470
USD 4,658,505 PLN 19,922,000 JPMC 12/20/2023 112,494
USD 7,460,495 SGD 10,079,500 CITI 12/20/2023 60,195
USD 7,460,532 SGD 10,079,500 JPMC 12/20/2023 60,232
USD 56,768 THB 2,000,000 CITI 12/20/2023 1,446
USD 56,769 THB 2,000,000 JPMC 12/20/2023 1,446
USD 5,293,237 TWD 167,500,000 CITI
**
12/20/2023 70,901

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 5,293,264 TWD 167,500,000 JPMC
**
12/20/2023 $ 70,928
USD 1,472,321 ZAR 27,876,833 CITI 12/20/2023 10,363
USD 1,472,328 ZAR 27,876,832 JPMC 12/20/2023 10,371
ZAR 43,897,004 USD 2,261,464 CITI 12/20/2023 40,645
ZAR 43,896,998 USD 2,261,452 JPMC 12/20/2023 40,657
Total unrealized appreciation 4,091,722
AUD 8,287,677 USD 5,354,824 CITI 12/20/2023 (11,396)
AUD 8,287,676 USD 5,354,797 JPMC 12/20/2023 (11,369)
BRL 3,554,500 USD 722,200 CITI
**
12/20/2023 (21,996)
BRL 3,554,500 USD 722,196 JPMC
**
12/20/2023 (21,992)
CAD 5,692,531 USD 4,224,243 CITI 12/20/2023 (27,785)
CAD 5,692,531 USD 4,224,222 JPMC 12/20/2023 (27,763)
CHF 31,000 USD 35,174 CITI 12/20/2023 (1,002)
CHF 31,000 USD 35,174 JPMC 12/20/2023 (1,001)
CLP 2,748,481,994 USD 3,165,060 CITI
**
12/20/2023 (91,002)
CLP 2,748,481,992 USD 3,165,044 JPMC
**
12/20/2023 (90,985)
CNY 11,201,227 USD 1,547,303 CITI
**
12/20/2023 (6,998)
CNY 11,201,223 USD 1,547,295 JPMC
**
12/20/2023 (6,990)
COP 4,542,401,460 USD 1,096,594 CITI
**
12/20/2023 (5,173)
COP 4,542,401,459 USD 1,096,588 JPMC
**
12/20/2023 (5,167)
CZK 103,652,000 USD 4,555,747 CITI 12/20/2023 (72,712)
CZK 103,652,000 USD 4,555,724 JPMC 12/20/2023 (72,689)
EUR 14,231,170 USD 15,445,930 CITI 12/20/2023 (342,881)
EUR 14,231,154 USD 15,445,835 JPMC 12/20/2023 (342,804)
GBP 7,977,102 USD 9,998,855 CITI 12/20/2023 (260,450)
GBP 7,977,096 USD 9,998,797 JPMC 12/20/2023 (260,400)
HUF 1,252,482,995 USD 3,437,859 CITI 12/20/2023 (80,790)
HUF 1,252,482,993 USD 3,437,842 JPMC 12/20/2023 (80,773)
ILS 3,250,500 USD 856,791 CITI 12/20/2023 (1,138)
ILS 3,250,500 USD 856,787 JPMC 12/20/2023 (1,134)
INR 329,374,251 USD 3,966,835 CITI
**
12/20/2023 (18,827)
INR 329,374,247 USD 3,966,815 JPMC
**
12/20/2023 (18,807)
JPY 1,811,817,591 USD 12,509,813 CITI 12/20/2023 (223,408)
JPY 1,811,817,579 USD 12,509,750 JPMC 12/20/2023 (223,346)
KRW 6,499,999,998 USD 4,914,021 CITI
**
12/20/2023 (87,907)
KRW 6,499,999,997 USD 4,914,056 JPMC
**
12/20/2023 (87,943)
MXN 86,661,000 USD 5,007,453 CITI 12/20/2023 (101,160)
MXN 72,660,999 USD 4,214,823 JPMC 12/20/2023 (101,137)
NOK 70,152,242 USD 6,608,352 CITI 12/20/2023 (35,381)
NOK 70,152,232 USD 6,608,318 JPMC 12/20/2023 (35,346)
NZD 143,000 USD 85,721 CITI 12/20/2023 (11)
NZD 143,000 USD 85,721 JPMC 12/20/2023 (11)
PLN 848,500 USD 204,133 CITI 12/20/2023 (10,514)
PLN 848,500 USD 204,132 JPMC 12/20/2023 (10,513)
SGD 403,000 USD 296,001 CITI 12/20/2023 (121)
SGD 403,000 USD 296,000 JPMC 12/20/2023 (120)
THB 24,000,000 USD 684,624 CITI 12/20/2023 (20,754)
THB 24,000,000 USD 684,620 JPMC 12/20/2023 (20,751)
TWD 140,507,502 USD 4,440,642 CITI
**
12/20/2023 (59,881)
TWD 140,507,498 USD 4,440,620 JPMC
**
12/20/2023 (59,859)
USD 5,568,134 AUD 8,680,140 CITI 12/20/2023 (28,333)
USD 5,568,160 AUD 8,680,137 JPMC 12/20/2023 (28,304)
USD 1,708,619 CAD 2,321,792 CITI 12/20/2023 (2,975)
USD 1,708,627 CAD 2,321,792 JPMC 12/20/2023 (2,967)
USD 287,813 CHF 261,500 CITI 12/20/2023 (451)
USD 287,814 CHF 261,500 JPMC 12/20/2023 (450)
USD 1,546,901 CLP 1,400,000,000 CITI
**
12/20/2023 (18,939)
USD 1,546,908 CLP 1,400,000,000 JPMC
**
12/20/2023 (18,931)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 2,112,773 CNY 15,413,799 CITI
**
12/20/2023 $ (6,815)
USD 2,112,784 CNY 15,413,799 JPMC
**
12/20/2023 (6,804)
USD 8,904 COP 37,500,000 CITI
**
12/20/2023 (106)
USD 8,907 COP 37,500,000 JPMC
**
12/20/2023 (103)
USD 21,625 CZK 500,000 CITI 12/20/2023 (1)
USD 21,625 CZK 500,000 JPMC 12/20/2023 –
USD 442,144 EUR 417,000 CITI 12/20/2023 (404)
USD 442,146 EUR 417,000 JPMC 12/20/2023 (401)
USD 147,726 GBP 121,500 CITI 12/20/2023 (601)
USD 147,727 GBP 121,500 JPMC 12/20/2023 (600)
USD 26,767 HUF 10,000,000 CITI 12/20/2023 (36)
USD 26,767 HUF 10,000,000 JPMC 12/20/2023 (36)
USD 289,870 IDR 4,500,000,000 CITI
**
12/20/2023 (529)
USD 289,871 IDR 4,500,000,000 JPMC
**
12/20/2023 (527)
USD 1,653,274 ILS 6,305,627 CITI 12/20/2023 (6,602)
USD 1,653,282 ILS 6,305,626 JPMC 12/20/2023 (6,593)
USD 1,974,836 INR 165,000,000 CITI
**
12/20/2023 (2,918)
USD 1,974,846 INR 165,000,000 JPMC
**
12/20/2023 (2,909)
USD 148,400 KRW 200,000,000 CITI
**
12/20/2023 (96)
USD 148,400 KRW 200,000,000 JPMC
**
12/20/2023 (95)
USD 2,794,326 MXN 49,790,170 CITI 12/20/2023 (24,534)
USD 2,794,339 MXN 49,790,168 JPMC 12/20/2023 (24,520)
USD 18,467 NOK 197,376 CITI 12/20/2023 (26)
USD 18,468 NOK 197,376 JPMC 12/20/2023 (26)
USD 12,898,334 NZD 21,717,534 CITI 12/20/2023 (118,508)
USD 12,898,392 NZD 21,717,522 JPMC 12/20/2023 (118,444)
USD 175,894 PHP 10,000,000 CITI
**
12/20/2023 (704)
USD 175,894 PHP 10,000,000 JPMC
**
12/20/2023 (703)
USD 172,549 PLN 762,000 CITI 12/20/2023 (1,332)
USD 172,550 PLN 762,000 JPMC 12/20/2023 (1,331)
USD 5,560,180 SEK 61,219,000 CITI 12/20/2023 (65,891)
USD 5,560,208 SEK 61,219,000 JPMC 12/20/2023 (65,864)
USD 999,447 SGD 1,361,500 CITI 12/20/2023 (157)
USD 999,452 SGD 1,361,500 JPMC 12/20/2023 (152)
USD 186,718 TWD 6,000,000 CITI
**
12/20/2023 (351)
USD 186,719 TWD 6,000,000 JPMC
**
12/20/2023 (350)
USD 1,123,704 ZAR 21,710,169 CITI 12/20/2023 (14,851)
USD 1,123,710 ZAR 21,710,166 JPMC 12/20/2023 (14,846)
ZAR 58,397,001 USD 3,090,875 CITI 12/20/2023 (28,335)
ZAR 58,396,997 USD 3,090,859 JPMC 12/20/2023 (28,321)
Total unrealized depreciation (3,608,959)
Net unrealized appreciation $ 482,763
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Represents 7-day effective yield as of September 30, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended September 30, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 93.0%
INVESTMENT COMPANIES - 28.7%
BlackRock Liquidity Funds
Treasury Trust Fund Portfolio,
5.23% (1)(a) 22,735,832 22,735,832
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.24%
(1)(a)(b) 22,862,710 22,862,710
Limited Purpose Cash Investment
Fund, 5.36% (1)(a)(c) 388,180,767 388,064,312
TOTAL INVESTMENT COMPANIES
(Cost $433,568,444) 433,662,854
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 64.3%
U.S. Treasury Bills
4.80%, 10/5/2023 (d) $ 124,790,000 124,735,196
4.91%, 10/12/2023 (d) 5,400,000 5,392,084
4.99%, 10/19/2023 (d) 65,453,000 65,289,494
4.96%, 10/26/2023 (d) 144,363,000 143,854,522
5.02%, 11/2/2023 (d) 104,873,000 104,395,274
5.01%, 11/9/2023 (d) 64,562,000 64,201,152
5.11%, 11/16/2023 (d) 1,007,000 1,000,335
5.31%, 11/24/2023 (d) 10,462,000 10,380,233
5.44%, 11/30/2023 (d) 5,583,000 5,534,231
5.39%, 12/7/2023 (d) 10,406,000 10,304,602
5.29%, 12/14/2023 (d)(e) 3,582,000 3,543,503
5.36%, 12/28/2023 (d) 5,421,000 5,351,304
5.40%, 1/4/2024 (d) 14,191,000 13,994,427
5.41%, 1/11/2024 (d)(e) 8,152,000 8,030,727
5.39%, 1/18/2024 (d) 17,511,000 17,232,312
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 64.3% (continued)
5.41%, 2/1/2024 (d) $ 119,786,000 117,633,496
5.41%, 2/8/2024 (d) 6,885,000 6,754,181
5.44%, 2/15/2024 (d) 1,042,000 1,021,132
5.44%, 2/22/2024 (d) 8,304,000 8,128,930
5.50%, 2/29/2024 (d) 14,559,000 14,236,958
5.45%, 3/7/2024 (d) 81,075,000 79,195,090
5.45%, 3/14/2024 (d) 108,789,000 106,158,013
5.45%, 3/21/2024 (d)(e) 57,559,000 56,104,211
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $972,498,728) 972,471,407
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,406,067,172) 1,406,134,261
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.0%
(Cost $1,406,067,172) 1,406,134,261
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.0% ‡ 106,288,870
NET ASSETS - 100.0% 1,512,423,131
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 433,662,854 28.7%
U.S. Treasury Obligations 972,471,407 64.3
Total Investments In Securities
At Value 1,406,134,261 93.0
Other Assets in Excess of
Liabilities ‡ 106,288,870 7.0
Net Assets
$ 1,512,423,131 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2023
Shares
Held At
9/30/2023
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 25.7%
INVESTMENT COMPANIES - 25.7%
Limited Purpose
Cash Investment
Fund,
5.36% (1)(a)
(Cost $387,969,902) $304,515,851 $2,164,065,122 $(2,080,548,584) $10,528 $21,395 $388,064,312 388,180,767 $9,106,960 $–
(1) Level 1 security.
(a) Represents 7-day effective yield as of September 30, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
Credit default swap contracts outstanding - sell protection as of September 30, 2023 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 40.V1 5.00 % Quarterly 12/20/2028 4.26 % EUR 2,967,000 $ 104,346 $ (5,764) $ 98,582
iTraxx Europe Main Index
Series 40.V1 1.00 Quarterly 12/20/2028 0.79 EUR 23,356,000 274,516 (26,884) 247,632
Markit CDX North America
Investment Grade Index
Series 41.V1 1.00 Quarterly 12/20/2028 0.74 USD 15,874,000 209,480 (16,265) 193,215
$ 588,342 $ (48,913) $ 539,429
Markit CDX North America
Emerging Markets Index
Series 40.V1 1.00 % Quarterly 12/20/2028 2.26 % USD 4,591,000 $ (235,453) $ (14,732) $ (250,185)
Markit CDX North America
High Yield Index Series
41.V1 5.00 Quarterly 12/20/2028 4.79 USD 198,000 1,139 (1,632) (493)
(234,314) (16,364) (250,678)
$ 354,028 $ (65,277) $ 288,751
Forward effective interest rate swap contracts outstanding as of September 30, 2023:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 2.00% Annual 3/20/2034 CHF 100,000 $ 2,162 $ (222) $ 1,940
Pay 1D TONAR Annual 1.00% Annual 12/20/2033 JPY 5,200,000,000 621,523 (567,391) 54,132
Pay 3M STIBOR Qtrly 3.50% Annual 3/15/2034 SEK 11,000,000 17,125 (9,520) 7,605
Pay 6M BBR Semi 4.50% Semi 3/08/2029 AUD 116,600,000 1,102,942 (1,095,481) 7,461
Pay 6M BUBOR Semi 8.50% Annual 12/17/2025 HUF 540,000,000 13,484 (12,659) 825
Pay 6M BUBOR Semi 8.00% Annual 3/18/2026 HUF 590,000,000 20,800 (12,891) 7,909
Pay 6M WIBOR Semi 5.50% Annual 12/17/2025 PLN 6,600,000 2,884 30,190 33,074
Pay 6M WIBOR Semi 5.00% Annual 12/17/2025 PLN 9,300,000 6,934 20,382 27,316
Pay 6M WIBOR Semi 4.50% Annual 3/18/2026 PLN 19,700,000 10,850 22,339 33,189
Pay 6M WIBOR Semi 5.00% Annual 12/20/2028 PLN 2,700,000 9,133 4,847 13,980
Pay 6M WIBOR Semi 5.50% Annual 12/20/2028 PLN 2,900,000 11,794 17,263 29,057
Pay 6M WIBOR Semi 4.50% Annual 3/21/2029 PLN 11,000,000 25,636 (17,268) 8,368
Receive 1D CORRA Semi 4.50% Semi 12/18/2025 CAD 14,100,000 17,511 62,381 79,892
Receive 1D CORRA Semi 4.00% Semi 12/18/2025 CAD 5,000,000 11,827 50,727 62,554
Receive 1D CORRA Semi 4.50% Semi 3/18/2026 CAD 207,100,000 54,741 755,866 810,607
Receive 1D CORRA Semi 3.50% Semi 12/18/2028 CAD 900,000 4,767 17,453 22,220
Receive 1D SARON Annual 1.50% Annual 12/22/2025 CHF 36,200,000 271,587 (129,623) 141,964
Receive 1D SARON Annual 1.50% Annual 3/20/2026 CHF 38,300,000 181,939 (49,306) 132,633
Receive 1D SOFR Annual 4.19% Annual 12/22/2025 USD 311,100,000 (871,534) 4,515,095 3,643,561
Receive 1D SOFR Annual 3.50% Annual 3/20/2026 USD 383,800,000 6,781,000 1,159,274 7,940,274
Receive 1D SOFR Annual 3.48% Annual 12/20/2033 USD 20,600,000 6,507 1,258,035 1,264,542
Receive 1D SONIA Annual 4.75% Annual 3/20/2026 GBP 58,300,000 688,086 (449,347) 238,739
Receive 1D SONIA Annual 3.82% Annual 12/20/2028 GBP 93,700,000 2,801,770 749,376 3,551,146
Receive 1D SONIA Annual 4.25% Annual 3/20/2029 GBP 22,700,000 553,648 (304,891) 248,757
Receive 1D TONAR Annual 0.00% Annual 12/22/2025 JPY 40,069,000,000 984,927 468,722 1,453,649
Receive 1D TONAR Annual 0.50% Annual 12/20/2033 JPY 882,700,000 87,617 186,739 274,356
Receive 1M TIIE Monthly 9.00% Monthly 12/17/2025 MXN 178,000,000 27,483 216,971 244,454
Receive 1M TIIE Monthly 8.50% Monthly 12/17/2025 MXN 1,087,400,000 258,813 1,783,790 2,042,603
Receive 1M TIIE Monthly 9.00% Monthly 3/18/2026 MXN 164,200,000 61,232 102,706 163,938

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1M TIIE Monthly 8.00% Monthly 12/13/2028 MXN 526,000,000 $ 153,432 $ 1,544,320 $ 1,697,752
Receive 1M TIIE Monthly 8.50% Monthly 3/14/2029 MXN 21,000,000 11,895 24,829 36,724
Receive 3M BBR Qtrly 5.50% Semi 12/10/2025 NZD 500,000 (1,789) 2,794 1,005
Receive 3M BBR Qtrly 5.00% Semi 12/10/2025 NZD 39,100,000 (76,012) 362,403 286,391
Receive 3M BBR Qtrly 4.00% Qtrly 12/11/2025 AUD 35,900,000 72,361 57,428 129,789
Receive 3M BBR Qtrly 5.50% Semi 3/11/2026 NZD 87,100,000 (342,206) 397,989 55,783
Receive 3M BBR Qtrly 4.00% Qtrly 3/12/2026 AUD 285,800,000 64,121 894,963 959,084
Receive 3M BBR Qtrly 5.00% Semi 3/14/2029 NZD 400,000 (3,292) 4,729 1,437
Receive 3M BBR Qtrly 4.00% Semi 12/14/2033 NZD 8,500,000 133,485 325,277 458,762
Receive 3M BBR Qtrly 4.50% Semi 12/14/2033 NZD 300,000 938 8,336 9,274
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 12/17/2025 KRW 11,459,300,000 (8,782) 68,494 59,712
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 3/18/2026 KRW 2,100,000,000 7,527 2,532 10,059
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 12/20/2028 KRW 4,800,000,000 (30,115) 79,382 49,267
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 3/21/2029 KRW 900,000,000 2,494 6,400 8,894
Receive 3M HIBOR Qtrly 4.00% Qtrly 12/17/2025 HKD 98,700,000 7,942 149,040 156,982
Receive 3M HIBOR Qtrly 4.50% Qtrly 12/17/2025 HKD 11,600,000 (2,270) 7,068 4,798
Receive 3M HIBOR Qtrly 4.50% Qtrly 3/18/2026 HKD 26,700,000 (10,594) 13,294 2,700
Receive 3M HIBOR Qtrly 4.00% Qtrly 12/20/2028 HKD 5,000,000 2,338 9,250 11,588
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 45,200,000 73,874 155,410 229,284
Receive 3M HIBOR Qtrly 4.00% Qtrly 3/21/2029 HKD 10,400,000 7,736 13,449 21,185
Receive 3M JIBAR Qtrly 8.00% Qtrly 3/18/2026 ZAR 14,000,000 6,589 3,879 10,468
Receive 3M STIBOR Qtrly 3.50% Annual 12/17/2025 SEK 489,700,000 (65,034) 423,760 358,726
Receive 3M STIBOR Qtrly 3.50% Annual 3/18/2026 SEK 855,300,000 361,580 92,754 454,334
Receive 3M STIBOR Qtrly 3.00% Annual 12/21/2033 SEK 26,600,000 10,214 77,898 88,112
Receive 6M BBR Semi 4.00% Semi 12/08/2033 AUD 2,900,000 115,475 576 116,051
Receive 6M BBR Semi 4.50% Semi 12/08/2033 AUD 5,800,000 (44,099) 124,513 80,414
Receive 6M EURIBOR Semi 3.55% Annual 12/22/2025 EUR 407,100,000 (2,140,129) 3,241,317 1,101,188
Receive 6M EURIBOR Semi 3.25% Annual 3/20/2026 EUR 90,400,000 336,871 183,819 520,690
Receive 6M EURIBOR Semi 3.13% Annual 12/20/2033 EUR 1,100,000 5,055 18,606 23,661
Receive 6M EURIBOR Semi 3.00% Annual 3/20/2034 EUR 2,100,000 27,491 37,202 64,693
Receive 6M NIBOR Semi 4.50% Annual 12/17/2025 NOK 29,000,000 10,448 3,525 13,973
Receive 6M NIBOR Semi 3.50% Annual 12/17/2025 NOK 5,000,000 2,752 8,299 11,051
Receive 6M NIBOR Semi 4.00% Annual 12/17/2025 NOK 794,300,000 75,520 993,644 1,069,164
Receive 6M NIBOR Semi 4.50% Annual 3/18/2026 NOK 955,700,000 309,330 (40,235) 269,095
Receive 6M NIBOR Semi 4.00% Annual 12/20/2028 NOK 2,000,000 (770) 3,768 2,998
Receive 6M NIBOR Semi 4.00% Annual 12/21/2033 NOK 2,000,000 877 1,896 2,773
Receive 6M NIBOR Semi 3.50% Annual 12/21/2033 NOK 153,300,000 43,713 747,955 791,668
Receive 6M PRIBOR Semi 4.50% Annual 3/18/2026 CZK 62,200,000 1,818 4,749 6,567
Receive 6M PRIBOR Semi 4.00% Annual 3/21/2029 CZK 54,000,000 31,586 7,271 38,857
12,919,558 18,836,140 31,755,698
Pay 1D CORRA Semi 4.00% Semi 3/19/2029 CAD 13,600,000 68,333 (150,148) (81,815)
Pay 1D CORRA Semi 3.50% Semi 12/19/2033 CAD 800,000 (18,946) (10,683) (29,629)
Pay 1D CORRA Semi 4.00% Semi 3/20/2034 CAD 8,300,000 56,099 (99,508) (43,409)
Pay 1D CORRA Semi 3.50% Semi 3/20/2034 CAD 25,900,000 (414,439) (485,273) (899,712)
Pay 1D SARON Annual 1.50% Annual 12/20/2028 CHF 31,500,000 (449,111) 157,405 (291,706)
Pay 1D SARON Annual 1.50% Annual 3/20/2029 CHF 9,600,000 (103,534) 15,015 (88,519)
Pay 1D SARON Annual 1.50% Annual 3/20/2034 CHF 3,400,000 (89,867) (14,113) (103,980)
Pay 1D SOFR Annual 3.63% Annual 12/20/2028 USD 147,500,000 600,517 (5,100,585) (4,500,068)
Pay 1D SOFR Annual 3.25% Annual 3/20/2029 USD 155,700,000 (5,150,023) (1,580,908) (6,730,931)
Pay 1D SOFR Annual 3.25% Annual 3/20/2034 USD 9,600,000 (518,654) (209,089) (727,743)
Pay 1D SONIA Annual 4.25% Annual 12/22/2025 GBP 70,900,000 (1,808,300) 467,799 (1,340,501)
Pay 1D SONIA Annual 3.62% Annual 12/20/2033 GBP 38,400,000 (2,406,126) (159,361) (2,565,487)
Pay 1D SONIA Annual 4.25% Annual 3/20/2034 GBP 15,500,000 158,879 (213,060) (54,181)
Pay 1D SONIA Annual 4.00% Annual 3/20/2034 GBP 19,700,000 (640,515) 105,696 (534,819)
Pay 1D TONAR Annual 0.50% Annual 12/20/2028 JPY 5,638,300,000 373,833 (543,568) (169,735)
Pay 1D TONAR Annual 0.50% Annual 3/21/2029 JPY 16,159,700,000 (797,005) 25,068 (771,937)
Pay 1D TONAR Annual 1.00% Annual 3/21/2034 JPY 1,920,000,000 (2,648) (43,815) (46,463)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 4.50% Semi 12/13/2028 NZD 26,200,000 $ 126,053 $ (591,910) $ (465,857)
Pay 3M BBR Qtrly 5.00% Semi 3/15/2034 NZD 18,000,000 299,265 (424,647) (125,382)
Pay 3M JIBAR Qtrly 8.50% Qtrly 3/22/2029 ZAR 30,000,000 (5,249) (24,374) (29,623)
Pay 3M STIBOR Qtrly 3.50% Annual 12/20/2028 SEK 58,000,000 50,096 (56,782) (6,686)
Pay 3M STIBOR Qtrly 3.00% Annual 12/20/2028 SEK 169,400,000 9,597 (376,752) (367,155)
Pay 3M STIBOR Qtrly 3.00% Annual 3/15/2034 SEK 170,500,000 (292,892) (232,695) (525,587)
Pay 6M BBR Semi 4.00% Semi 12/07/2028 AUD 21,200,000 (71,251) (219,238) (290,489)
Pay 6M BBR Semi 4.50% Semi 3/09/2034 AUD 1,500,000 2,998 (23,202) (20,204)
Pay 6M BUBOR Semi 7.00% Annual 3/18/2026 HUF 1,410,000,000 677 (47,324) (46,647)
Pay 6M BUBOR Semi 6.50% Annual 12/20/2028 HUF 240,000,000 (2,405) (17,211) (19,616)
Pay 6M BUBOR Semi 7.00% Annual 12/20/2028 HUF 240,000,000 12,730 (19,258) (6,528)
Pay 6M BUBOR Semi 6.50% Annual 3/21/2029 HUF 770,000,000 15,290 (50,385) (35,095)
Pay 6M EURIBOR Semi 3.19% Annual 12/20/2028 EUR 166,300,000 2,032,588 (3,377,884) (1,345,296)
Pay 6M EURIBOR Semi 3.00% Annual 3/20/2029 EUR 38,100,000 (207,357) (339,800) (547,157)
Pay 6M NIBOR Semi 3.50% Annual 12/20/2028 NOK 516,500,000 (397,480) (1,437,864) (1,835,344)
Pay 6M NIBOR Semi 4.00% Annual 3/15/2034 NOK 204,600,000 (104,949) (132,075) (237,024)
Pay 6M WIBOR Semi 4.00% Annual 3/18/2026 PLN 6,900,000 (3,215) – (3,215)
Pay 6M WIBOR Semi 4.00% Annual 3/21/2029 PLN 2,900,000 (10,341) (1,321) (11,662)
Receive 1D SARON Annual 2.00% Annual 12/22/2025 CHF 9,600,000 (34,023) (32,019) (66,042)
Receive 1D SARON Annual 2.00% Annual 3/20/2026 CHF 500,000 (2,605) (1,018) (3,623)
Receive 1D SARON Annual 2.00% Annual 12/20/2033 CHF 6,000,000 (92,092) (29,013) (121,105)
Receive 1D SONIA Annual 5.25% Annual 3/20/2026 GBP 68,100,000 (527,344) 54,078 (473,266)
Receive 1D TONAR Annual 0.50% Annual 3/23/2026 JPY 50,680,000,000 (1,222,961) 165,463 (1,057,498)
Receive 3M BBR Qtrly 4.50% Qtrly 12/11/2025 AUD 4,200,000 (3,489) (7,487) (10,976)
Receive 3M STIBOR Qtrly 4.00% Annual 12/17/2025 SEK 115,000,000 (30,221) 16,308 (13,913)
Receive 3M STIBOR Qtrly 4.00% Annual 3/18/2026 SEK 79,000,000 (20,337) (4,821) (25,158)
Receive 3M STIBOR Qtrly 3.50% Annual 3/21/2029 SEK 7,100,000 (5,435) 4,568 (867)
Receive 6M NIBOR Semi 5.00% Annual 12/17/2025 NOK 4,000,000 (2,054) 524 (1,530)
Receive 6M NIBOR Semi 4.50% Annual 3/21/2029 NOK 1,000,000 (592) – (592)
(11,628,505) (15,045,267) (26,673,772)
$ 1,291,053 $ 3,790,873 $ 5,081,926
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2023 were as follows:
1 Day Canadian Overnight Repo Rate Average (”CORRA”): 5.02%
1 Day Secured Overnight Financing Rate (''SOFR''): 5.31%
1 Day Sterling Overnight Index Average (''SONIA''): 5.19%
1 Day Swiss Average Rate Overnight (“SARON”): 1.71%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.06%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 11.50%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 4.14%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 5.27%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 8.33%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.83%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 4.06%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 4.40%

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
6 Month Budapest Interbank Offered Rate (''BUBOR''): 11.99%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 4.13%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 5.03%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.02%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 5.53%
Total return swap contracts outstanding as of September 30, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 10/20/2023 EUR (21,323,300) $ 252,112
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/30/2023 HKD 46,048,450 57,442
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/30/2023 HKD 61,500,950 71,211
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 12/15/2023 CHF (19,033,460) 52,846
433,611
Hang Seng Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/30/2023 HKD (43,828,050) (57,228)
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 10/18/2023 BRL 32,822,160 (226,039)
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/14/2023 KRW 4,194,750,000 (86,292)
(369,559)
$ 64,052
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 31 10/2023 USD $ 2,858,200 $ (44,910)
HSCEI 246 10/2023 HKD 9,708,439 112,855
IFSC NIFTY 50 Index 219 10/2023 USD 8,633,199 (39,291)
LME Aluminum Base Metal 2 10/2023 USD 117,106 5,025
LME Aluminum Base Metal 27 10/2023 USD 1,581,329 82,142
LME Aluminum Base Metal 48 10/2023 USD 2,811,984 165,722
LME Aluminum Base Metal 69 10/2023 USD 4,035,500 268,171
LME Aluminum Base Metal 77 10/2023 USD 4,502,575 166,285
LME Aluminum Base Metal 78 10/2023 USD 4,554,225 369,127

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 82 10/2023 USD $ 4,788,288 $ 309,121
LME Aluminum Base Metal 111 10/2023 USD 6,482,400 466,383
LME Aluminum Base Metal 115 10/2023 USD 6,723,044 265,605
LME Copper Base Metal 1 10/2023 USD 206,131 (3,394)
LME Copper Base Metal 2 10/2023 USD 412,438 (18,818)
LME Copper Base Metal 4 10/2023 USD 824,025 (28,886)
LME Copper Base Metal 4 10/2023 USD 822,950 (11,656)
LME Copper Base Metal 8 10/2023 USD 1,647,800 (46,171)
LME Copper Base Metal 27 10/2023 USD 5,553,677 (130,569)
LME Copper Base Metal 52 10/2023 USD 10,693,579 (116,032)
LME Lead Base Metal 1 10/2023 USD 54,256 303
LME Lead Base Metal 8 10/2023 USD 437,900 25,079
LME Lead Base Metal 8 10/2023 USD 438,126 28,705
LME Lead Base Metal 9 10/2023 USD 492,300 17,526
LME Lead Base Metal 10 10/2023 USD 547,188 31,786
LME Lead Base Metal 13 10/2023 USD 707,038 16,813
LME Lead Base Metal 15 10/2023 USD 815,295 9,982
LME Lead Base Metal 19 10/2023 USD 1,032,151 1,981
LME Lead Base Metal 27 10/2023 USD 1,465,958 9,225
LME Nickel Base Metal 4 10/2023 USD 444,909 (84,955)
LME Nickel Base Metal 9 10/2023 USD 998,633 (133,504)
LME Nickel Base Metal 10 10/2023 USD 1,111,517 (210,472)
LME Nickel Base Metal 10 10/2023 USD 1,107,996 (143,407)
LME Nickel Base Metal 16 10/2023 USD 1,775,712 (245,328)
LME Zinc Base Metal 3 10/2023 USD 198,413 19,255
LME Zinc Base Metal 12 10/2023 USD 793,713 76,122
LME Zinc Base Metal 12 10/2023 USD 793,575 85,765
LME Zinc Base Metal 13 10/2023 USD 859,589 92,692
LME Zinc Base Metal 15 10/2023 USD 992,040 72,496
LME Zinc Base Metal 16 10/2023 USD 1,058,300 105,275
LME Zinc Base Metal 56 10/2023 USD 3,703,882 235,099
LME Zinc Base Metal 58 10/2023 USD 3,835,613 373,929
Milk 1 10/2023 USD 33,760 (4,377)
Natural Gas 352 10/2023 USD 10,310,080 (211,275)
NY Harbor ULSD 44 10/2023 USD 6,099,509 17,501
RBOB Gasoline 122 10/2023 USD 12,295,038 (1,224,844)
SGX FTSE China A50 Index 2,705 10/2023 USD 34,077,590 36,414
SGX FTSE Taiwan Index 18 10/2023 USD 1,026,000 3,533
WTI Crude Oil 156 10/2023 USD 14,163,240 583,240
Ethanol 55 11/2023 USD 4,596,900 (176,381)
Fcoj-a 21 11/2023 USD 1,101,713 127,278
LME Aluminum Base Metal 2 11/2023 USD 117,325 9,319
LME Aluminum Base Metal 4 11/2023 USD 234,650 20,723
LME Aluminum Base Metal 5 11/2023 USD 293,313 16,898
LME Aluminum Base Metal 6 11/2023 USD 351,975 30,957
LME Aluminum Base Metal 7 11/2023 USD 411,163 23,846
LME Aluminum Base Metal 9 11/2023 USD 528,221 39,381
LME Aluminum Base Metal 19 11/2023 USD 1,114,588 55,234
LME Aluminum Base Metal 21 11/2023 USD 1,232,763 93,226
LME Aluminum Base Metal 28 11/2023 USD 1,644,489 125,406
LME Aluminum Base Metal 35 11/2023 USD 2,053,188 119,449
LME Aluminum Base Metal 40 11/2023 USD 2,346,500 195,382
LME Aluminum Base Metal 52 11/2023 USD 3,050,450 192,897
LME Copper Base Metal 4 11/2023 USD 825,800 (17,211)
LME Copper Base Metal 4 11/2023 USD 825,575 3,089
LME Copper Base Metal 5 11/2023 USD 1,031,990 (36,148)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 5 11/2023 USD $ 1,032,397 $ 334
LME Copper Base Metal 9 11/2023 USD 1,856,531 (111,621)
LME Copper Base Metal 10 11/2023 USD 2,064,345 15,351
LME Copper Base Metal 11 11/2023 USD 2,272,394 (40,660)
LME Copper Base Metal 13 11/2023 USD 2,681,819 (108,990)
LME Copper Base Metal 15 11/2023 USD 3,094,718 (100,849)
LME Copper Base Metal 18 11/2023 USD 3,717,788 (57,035)
LME Copper Base Metal 29 11/2023 USD 5,988,529 (76,039)
LME Lead Base Metal 1 11/2023 USD 54,245 843
LME Lead Base Metal 2 11/2023 USD 108,441 2,410
LME Lead Base Metal 4 11/2023 USD 216,800 2,628
LME Lead Base Metal 4 11/2023 USD 216,860 3,549
LME Lead Base Metal 4 11/2023 USD 216,961 2,302
LME Lead Base Metal 6 11/2023 USD 325,382 2,800
LME Lead Base Metal 7 11/2023 USD 380,450 (3,707)
LME Lead Base Metal 9 11/2023 USD 488,138 4,251
LME Lead Base Metal 10 11/2023 USD 542,000 15,487
LME Lead Base Metal 15 11/2023 USD 814,125 336
LME Nickel Base Metal 2 11/2023 USD 222,972 (15,234)
LME Nickel Base Metal 14 11/2023 USD 1,558,956 (250,109)
LME Nickel Base Metal 15 11/2023 USD 1,670,850 (181,664)
LME Nickel Base Metal 19 11/2023 USD 2,118,405 (181,031)
LME Nickel Base Metal 31 11/2023 USD 3,453,648 (321,973)
LME Zinc Base Metal 6 11/2023 USD 397,019 13,842
LME Zinc Base Metal 26 11/2023 USD 1,721,811 194,722
LME Zinc Base Metal 41 11/2023 USD 2,714,918 365,722
LME Zinc Base Metal 46 11/2023 USD 3,046,833 310,322
LME Zinc Base Metal 53 11/2023 USD 3,510,256 447,694
LME Zinc Base Metal 60 11/2023 USD 3,974,250 463,698
LME Zinc Base Metal 61 11/2023 USD 4,042,546 331,413
LME Zinc Base Metal 64 11/2023 USD 4,237,600 588,771
LME Zinc Base Metal 69 11/2023 USD 4,567,369 619,378
Low Sulphur Gasoil 87 11/2023 USD 8,406,375 322,665
Milk 10 11/2023 USD 343,400 3,074
Natural Gas 10 11/2023 USD 372,750 (520)
Robusta Coffee 267 11/2023 USD 6,573,540 (148,523)
Rough Rice 16 11/2023 USD 509,120 (1,669)
SGX Iron Ore 525 11/2023 USD 6,151,425 129,302
White Sugar 97 11/2023 USD 3,423,615 (42,376)
100 oz Gold 16 12/2023 USD 2,985,760 (117,933)
Cocoa 131 12/2023 GBP 4,713,478 389,696
Cocoa 199 12/2023 USD 6,801,820 (231,055)
DJIA CBOT E-Mini Index 61 12/2023 USD 10,286,125 (359,983)
ECX Emission 16 12/2023 EUR 1,381,530 (72,458)
FTSE/JSE Top 40 Index 2 12/2023 ZAR 71,248 (1,667)
FTSE/MIB Index 2 12/2023 EUR 299,022 (2,277)
KOSPI 200 Index 70 12/2023 KRW 4,266,711 (147,202)
Lean Hogs 49 12/2023 USD 1,406,790 (76,109)
Live Cattle 189 12/2023 USD 14,207,130 (63,777)
LME Aluminum Base Metal 5 12/2023 USD 293,813 16,570
LME Aluminum Base Metal 6 12/2023 USD 352,451 16,320
LME Aluminum Base Metal 8 12/2023 USD 470,750 28,726
LME Aluminum Base Metal 11 12/2023 USD 646,938 46,030
LME Aluminum Base Metal 12 12/2023 USD 705,900 53,065
LME Aluminum Base Metal 21 12/2023 USD 1,236,113 76,861
LME Aluminum Base Metal 31 12/2023 USD 1,820,343 92,427

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 34 12/2023 USD $ 2,001,385 $ 137,234
LME Aluminum Base Metal 42 12/2023 USD 2,470,125 125,057
LME Aluminum Base Metal 106 12/2023 USD 6,240,750 402,487
LME Copper Base Metal 3 12/2023 USD 620,024 1,116
LME Copper Base Metal 4 12/2023 USD 827,050 (3,921)
LME Copper Base Metal 8 12/2023 USD 1,653,664 (20,007)
LME Copper Base Metal 8 12/2023 USD 1,652,800 (2,271)
LME Copper Base Metal 11 12/2023 USD 2,272,804 (71,475)
LME Copper Base Metal 15 12/2023 USD 3,101,471 (2,193)
LME Copper Base Metal 16 12/2023 USD 3,308,108 (64,597)
LME Copper Base Metal 31 12/2023 USD 6,407,018 (29,439)
LME Copper Base Metal 34 12/2023 USD 7,029,534 133,740
LME Copper Base Metal 35 12/2023 USD 7,236,250 (116,211)
LME Copper Base Metal 38 12/2023 USD 7,854,591 (98,534)
LME Lead Base Metal 1 12/2023 USD 54,294 (1,509)
LME Lead Base Metal 3 12/2023 USD 162,825 (1,151)
LME Lead Base Metal 3 12/2023 USD 163,048 (7,395)
LME Lead Base Metal 3 12/2023 USD 163,031 (2,952)
LME Lead Base Metal 4 12/2023 USD 217,250 (7,028)
LME Lead Base Metal 11 12/2023 USD 597,812 (15,230)
LME Lead Base Metal 21 12/2023 USD 1,141,261 (20,619)
LME Lead Base Metal 22 12/2023 USD 1,195,579 (34,279)
LME Lead Base Metal 22 12/2023 USD 1,195,596 (40,862)
LME Lead Base Metal 143 12/2023 USD 7,761,325 (192,825)
LME Nickel Base Metal 6 12/2023 USD 671,724 (47,572)
LME Nickel Base Metal 7 12/2023 USD 783,720 (40,759)
LME Nickel Base Metal 9 12/2023 USD 1,007,123 (69,753)
LME Nickel Base Metal 10 12/2023 USD 1,119,660 (38,067)
LME Nickel Base Metal 15 12/2023 USD 1,682,460 (26,234)
LME Nickel Base Metal 15 12/2023 USD 1,679,865 (55,021)
LME Nickel Base Metal 15 12/2023 USD 1,682,100 (15,142)
LME Nickel Base Metal 16 12/2023 USD 1,788,096 (189,551)
LME Nickel Base Metal 63 12/2023 USD 7,063,308 (70,683)
LME Zinc Base Metal 11 12/2023 USD 729,765 45,645
LME Zinc Base Metal 13 12/2023 USD 862,550 50,541
LME Zinc Base Metal 20 12/2023 USD 1,326,375 110,102
LME Zinc Base Metal 21 12/2023 USD 1,390,830 35,690
LME Zinc Base Metal 22 12/2023 USD 1,459,931 67,855
LME Zinc Base Metal 22 12/2023 USD 1,459,469 77,894
LME Zinc Base Metal 23 12/2023 USD 1,523,606 85,015
LME Zinc Base Metal 23 12/2023 USD 1,523,463 2,302
LME Zinc Base Metal 39 12/2023 USD 2,582,239 88,075
LME Zinc Base Metal 67 12/2023 USD 4,442,954 317,464
LME Zinc Base Metal 143 12/2023 USD 9,472,678 477,653
LME Zinc Base Metal 489 12/2023 USD 32,429,869 1,656,245
MSCI Emerging Markets E-Mini Index 348 12/2023 USD 16,625,700 (480,082)
Nikkei 225 Index 11 12/2023 JPY 2,345,155 (24,117)
S&P 500 E-Mini Index 8 12/2023 USD 1,730,200 (70,581)
S&P Midcap 400 E-Mini Index 9 12/2023 USD 2,268,360 (73,299)
Silver 29 12/2023 USD 3,255,250 (347,007)
Soybean Oil 84 12/2023 USD 2,813,832 (243,490)
TOPIX Index 67 12/2023 JPY 10,417,191 (203,070)
Crude Oil 271 2/2024 JPY 7,266,441 141,365
Sugar No. 11 173 2/2024 USD 5,130,765 (73,381)
Rubber 8 3/2024 JPY 62,982 (330)
3 Month SARON 100 6/2024 CHF 26,824,439 15,282

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month SARON 72 9/2024 CHF $ 19,314,579 $ 7,819
3 Month SARON 57 12/2024 CHF 15,296,157 3,700
3 Month SARON 51 3/2025 CHF 13,696,482 3,113
5,209,498
Short Contracts
CAC 40 10 Euro Index (183) 10/2023 EUR (13,836,490) 195,020
CBOE Volatility Index (14) 10/2023 USD (248,797) 10,377
EURO STOXX 50 Volatility Index (77) 10/2023 EUR (144,093) (2,341)
Hang Seng Index (55) 10/2023 HKD (6,282,092) (65,628)
IBEX 35 Index (40) 10/2023 EUR (3,992,176) 13,826
LME Aluminum Base Metal (2) 10/2023 USD (117,106) (5,331)
LME Aluminum Base Metal (27) 10/2023 USD (1,581,329) (83,331)
LME Aluminum Base Metal (48) 10/2023 USD (2,811,984) (162,563)
LME Aluminum Base Metal (69) 10/2023 USD (4,035,500) (256,064)
LME Aluminum Base Metal (77) 10/2023 USD (4,502,575) (217,390)
LME Aluminum Base Metal (78) 10/2023 USD (4,554,225) (365,647)
LME Aluminum Base Metal (82) 10/2023 USD (4,788,288) (333,023)
LME Aluminum Base Metal (111) 10/2023 USD (6,482,400) (393,995)
LME Aluminum Base Metal (115) 10/2023 USD (6,723,044) (267,208)
LME Copper Base Metal (1) 10/2023 USD (206,131) 4,529
LME Copper Base Metal (2) 10/2023 USD (412,438) 18,289
LME Copper Base Metal (4) 10/2023 USD (822,950) 15,629
LME Copper Base Metal (4) 10/2023 USD (824,025) 23,310
LME Copper Base Metal (8) 10/2023 USD (1,647,800) 43,180
LME Copper Base Metal (27) 10/2023 USD (5,553,677) 96,509
LME Copper Base Metal (52) 10/2023 USD (10,693,579) 123,127
LME Lead Base Metal (1) 10/2023 USD (54,256) (421)
LME Lead Base Metal (8) 10/2023 USD (438,126) (26,572)
LME Lead Base Metal (8) 10/2023 USD (437,900) (25,738)
LME Lead Base Metal (9) 10/2023 USD (492,300) (17,155)
LME Lead Base Metal (10) 10/2023 USD (547,188) (28,731)
LME Lead Base Metal (13) 10/2023 USD (707,038) (15,672)
LME Lead Base Metal (15) 10/2023 USD (815,295) (14,334)
LME Lead Base Metal (19) 10/2023 USD (1,032,151) 2,824
LME Lead Base Metal (27) 10/2023 USD (1,465,958) (8,029)
LME Nickel Base Metal (4) 10/2023 USD (444,909) 82,840
LME Nickel Base Metal (9) 10/2023 USD (998,633) 132,990
LME Nickel Base Metal (10) 10/2023 USD (1,107,996) 139,675
LME Nickel Base Metal (10) 10/2023 USD (1,111,517) 205,603
LME Nickel Base Metal (16) 10/2023 USD (1,775,712) 234,699
LME Zinc Base Metal (3) 10/2023 USD (198,413) (21,585)
LME Zinc Base Metal (12) 10/2023 USD (793,575) (77,625)
LME Zinc Base Metal (12) 10/2023 USD (793,713) (77,648)
LME Zinc Base Metal (13) 10/2023 USD (859,589) (95,228)
LME Zinc Base Metal (15) 10/2023 USD (992,040) (66,635)
LME Zinc Base Metal (16) 10/2023 USD (1,058,300) (101,627)
LME Zinc Base Metal (56) 10/2023 USD (3,703,882) (241,497)
LME Zinc Base Metal (58) 10/2023 USD (3,835,613) (390,170)
MSCI Singapore Index (590) 10/2023 SGD (12,328,713) (187,938)
Natural Gas (25) 10/2023 EUR (796,598) 21,089
OMXS30 Index (489) 10/2023 SEK (9,667,614) 98,008
Rapeseed (160) 10/2023 EUR (3,742,665) (13,198)
Canola (14) 11/2023 CAD (145,746) 997
CBOE Volatility Index (20) 11/2023 USD (364,926) 3,788
EURO STOXX 50 Volatility Index (81) 11/2023 EUR (157,144) (7,384)
Feeder Cattle (12) 11/2023 USD (1,529,400) 3,706

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
French Base Electricity (7) 11/2023 EUR $ (600,153) $ 6,495
Italian Base Electricity (4) 11/2023 EUR (390,536) 5,697
LME Aluminum Base Metal (2) 11/2023 USD (117,325) (9,245)
LME Aluminum Base Metal (4) 11/2023 USD (234,650) (20,669)
LME Aluminum Base Metal (5) 11/2023 USD (293,313) (16,805)
LME Aluminum Base Metal (6) 11/2023 USD (351,975) (30,128)
LME Aluminum Base Metal (7) 11/2023 USD (411,163) (23,208)
LME Aluminum Base Metal (9) 11/2023 USD (528,221) (39,773)
LME Aluminum Base Metal (19) 11/2023 USD (1,114,588) (54,214)
LME Aluminum Base Metal (21) 11/2023 USD (1,232,763) (96,544)
LME Aluminum Base Metal (28) 11/2023 USD (1,644,489) (127,856)
LME Aluminum Base Metal (35) 11/2023 USD (2,053,188) (118,655)
LME Aluminum Base Metal (40) 11/2023 USD (2,346,500) (195,361)
LME Aluminum Base Metal (52) 11/2023 USD (3,050,450) (182,507)
LME Copper Base Metal (4) 11/2023 USD (825,800) 17,548
LME Copper Base Metal (4) 11/2023 USD (825,575) (4,761)
LME Copper Base Metal (5) 11/2023 USD (1,032,397) (4,129)
LME Copper Base Metal (5) 11/2023 USD (1,031,990) 35,306
LME Copper Base Metal (9) 11/2023 USD (1,856,531) 123,445
LME Copper Base Metal (10) 11/2023 USD (2,064,345) (7,559)
LME Copper Base Metal (11) 11/2023 USD (2,272,394) 40,335
LME Copper Base Metal (13) 11/2023 USD (2,681,819) 100,019
LME Copper Base Metal (15) 11/2023 USD (3,094,718) 101,191
LME Copper Base Metal (18) 11/2023 USD (3,717,788) 57,665
LME Copper Base Metal (29) 11/2023 USD (5,988,529) 63,620
LME Lead Base Metal (1) 11/2023 USD (54,245) (719)
LME Lead Base Metal (2) 11/2023 USD (108,441) (2,201)
LME Lead Base Metal (4) 11/2023 USD (216,961) (3,572)
LME Lead Base Metal (4) 11/2023 USD (216,860) (3,417)
LME Lead Base Metal (4) 11/2023 USD (216,800) (2,411)
LME Lead Base Metal (6) 11/2023 USD (325,382) (2,897)
LME Lead Base Metal (7) 11/2023 USD (380,450) 3,705
LME Lead Base Metal (9) 11/2023 USD (488,138) (6,661)
LME Lead Base Metal (10) 11/2023 USD (542,000) (15,776)
LME Lead Base Metal (15) 11/2023 USD (814,125) (1,124)
LME Nickel Base Metal (2) 11/2023 USD (222,972) 16,173
LME Nickel Base Metal (14) 11/2023 USD (1,558,956) 239,204
LME Nickel Base Metal (15) 11/2023 USD (1,670,850) 193,282
LME Nickel Base Metal (19) 11/2023 USD (2,118,405) 160,772
LME Nickel Base Metal (31) 11/2023 USD (3,453,648) 345,690
LME Zinc Base Metal (6) 11/2023 USD (397,019) (11,649)
LME Zinc Base Metal (26) 11/2023 USD (1,721,811) (198,226)
LME Zinc Base Metal (41) 11/2023 USD (2,714,918) (352,676)
LME Zinc Base Metal (46) 11/2023 USD (3,046,833) (302,837)
LME Zinc Base Metal (53) 11/2023 USD (3,510,256) (437,514)
LME Zinc Base Metal (60) 11/2023 USD (3,974,250) (448,758)
LME Zinc Base Metal (61) 11/2023 USD (4,042,546) (331,701)
LME Zinc Base Metal (64) 11/2023 USD (4,237,600) (580,896)
LME Zinc Base Metal (69) 11/2023 USD (4,567,369) (594,928)
Lumber (2) 11/2023 USD (27,583) 66
Mont Belvieu Propane (10) 11/2023 USD (306,424) 19,901
Phelix De Base Electricity (10) 11/2023 EUR (829,197) 11,743
Soybean (917) 11/2023 USD (58,458,750) 1,630,431
Australia 10 Year Bond (771) 12/2023 AUD (55,570,175) 1,451,399
Australia 3 Year Bond (2,002) 12/2023 AUD (135,668,107) 970,863
Canada 10 Year Bond (1,026) 12/2023 CAD (87,042,871) 1,699,715

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
CBOE Volatility Index (26) 12/2023 USD $ (476,936) $ 4,639
Coal (4) 12/2023 USD (650,000) 1,308
Coal (4) 12/2023 USD (511,800) 590
Coffee 'C' (31) 12/2023 USD (1,698,994) 176,162
Copper (481) 12/2023 USD (44,943,438) (41,431)
Corn (1,416) 12/2023 USD (33,753,900) 447,001
Cotton No. 2 (298) 12/2023 USD (12,985,350) (832,856)
Crude Palm Oil (34) 12/2023 MYR (681,955) 5,978
DAX Index (81) 12/2023 EUR (33,240,099) 844,740
Euro STOXX 50 Index (238) 12/2023 EUR (10,578,336) 209,470
EURO STOXX 50 Volatility Index (141) 12/2023 EUR (266,839) (11,493)
Euro-Bobl (977) 12/2023 EUR (119,458,730) 1,209,726
Euro-BTP (492) 12/2023 EUR (56,999,900) 2,701,192
Euro-Bund (422) 12/2023 EUR (57,282,418) 1,523,206
Euro-Buxl (170) 12/2023 EUR (21,880,635) 1,958,734
Euro-OAT (508) 12/2023 EUR (66,002,130) 1,851,274
Euro-Schatz (3,102) 12/2023 EUR (344,291,306) 665,877
French Base Electricity (3) 12/2023 EUR (3,589,845) 733,651
French Base Electricity (3) 12/2023 EUR (934,661) 50,993
FTSE 100 Index (152) 12/2023 GBP (14,226,268) (144,822)
Italian Base Electricity (2) 12/2023 EUR (2,556,122) 140,471
Italian Base Electricity (5) 12/2023 EUR (1,627,354) 80,997
Japan 10 Year Bond (69) 12/2023 JPY (66,949,946) 381,242
KC HRW Wheat (72) 12/2023 USD (2,389,500) 205,476
LME Aluminum Base Metal (5) 12/2023 USD (293,813) (16,552)
LME Aluminum Base Metal (6) 12/2023 USD (352,451) (17,018)
LME Aluminum Base Metal (8) 12/2023 USD (470,750) (28,008)
LME Aluminum Base Metal (11) 12/2023 USD (646,938) (46,468)
LME Aluminum Base Metal (12) 12/2023 USD (705,900) (52,172)
LME Aluminum Base Metal (21) 12/2023 USD (1,236,113) (80,572)
LME Aluminum Base Metal (31) 12/2023 USD (1,820,343) (90,059)
LME Aluminum Base Metal (34) 12/2023 USD (2,001,385) (135,291)
LME Aluminum Base Metal (106) 12/2023 USD (6,240,750) (392,386)
LME Aluminum Base Metal (812) 12/2023 USD (47,755,750) (3,192,537)
LME Copper Base Metal (3) 12/2023 USD (620,024) (2,069)
LME Copper Base Metal (4) 12/2023 USD (827,050) 4,439
LME Copper Base Metal (8) 12/2023 USD (1,653,664) 21,825
LME Copper Base Metal (8) 12/2023 USD (1,652,800) (1,063)
LME Copper Base Metal (11) 12/2023 USD (2,272,804) 75,136
LME Copper Base Metal (15) 12/2023 USD (3,101,471) 8,100
LME Copper Base Metal (16) 12/2023 USD (3,308,108) 50,201
LME Copper Base Metal (31) 12/2023 USD (6,407,018) 27,362
LME Copper Base Metal (34) 12/2023 USD (7,029,534) (132,170)
LME Copper Base Metal (38) 12/2023 USD (7,854,591) 103,913
LME Copper Base Metal (197) 12/2023 USD (40,729,750) 185,536
LME Lead Base Metal (1) 12/2023 USD (54,294) 1,326
LME Lead Base Metal (3) 12/2023 USD (163,048) 8,919
LME Lead Base Metal (3) 12/2023 USD (162,825) 1,080
LME Lead Base Metal (3) 12/2023 USD (163,031) 2,801
LME Lead Base Metal (4) 12/2023 USD (217,250) 7,639
LME Lead Base Metal (11) 12/2023 USD (597,812) 15,410
LME Lead Base Metal (21) 12/2023 USD (1,141,261) 22,113
LME Lead Base Metal (22) 12/2023 USD (1,195,596) 39,342
LME Lead Base Metal (22) 12/2023 USD (1,195,579) 30,795
LME Lead Base Metal (71) 12/2023 USD (3,853,525) 108,266
LME Nickel Base Metal (6) 12/2023 USD (671,724) 45,406

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (7) 12/2023 USD $ (783,720) $ 44,646
LME Nickel Base Metal (9) 12/2023 USD (1,007,123) 73,533
LME Nickel Base Metal (10) 12/2023 USD (1,119,660) 36,166
LME Nickel Base Metal (15) 12/2023 USD (1,682,460) 24,601
LME Nickel Base Metal (15) 12/2023 USD (1,679,865) 59,692
LME Nickel Base Metal (15) 12/2023 USD (1,682,100) 30,478
LME Nickel Base Metal (16) 12/2023 USD (1,788,096) 204,052
LME Nickel Base Metal (63) 12/2023 USD (7,063,308) 94,490
LME Nickel Base Metal (322) 12/2023 USD (36,053,052) 2,474,508
LME Zinc Base Metal (11) 12/2023 USD (729,765) (48,872)
LME Zinc Base Metal (13) 12/2023 USD (862,550) (53,338)
LME Zinc Base Metal (20) 12/2023 USD (1,326,375) (106,434)
LME Zinc Base Metal (21) 12/2023 USD (1,390,830) (70,029)
LME Zinc Base Metal (22) 12/2023 USD (1,459,931) (71,521)
LME Zinc Base Metal (22) 12/2023 USD (1,459,469) (80,409)
LME Zinc Base Metal (23) 12/2023 USD (1,523,606) (91,256)
LME Zinc Base Metal (23) 12/2023 USD (1,523,463) (1,205)
LME Zinc Base Metal (39) 12/2023 USD (2,582,239) (88,934)
LME Zinc Base Metal (67) 12/2023 USD (4,442,954) (337,702)
LME Zinc Base Metal (143) 12/2023 USD (9,472,678) (463,128)
LME Zinc Base Metal (495) 12/2023 USD (32,827,781) (2,697,702)
Long Gilt (310) 12/2023 GBP (35,474,286) 258,664
Milling Wheat No. 2 (398) 12/2023 EUR (4,954,749) 27,879
MSCI EAFE E-Mini Index (216) 12/2023 USD (22,048,200) 742,950
NASDAQ 100 E-Mini Index (8) 12/2023 USD (2,378,640) (6,597)
Palladium (27) 12/2023 USD (3,391,200) 17,869
Phelix De Base Electricity (4) 12/2023 EUR (4,512,311) 44,126
Phelix De Base Electricity (6) 12/2023 EUR (1,679,607) 79,475
Russell 2000 E-Mini Index (103) 12/2023 USD (9,262,790) 327,833
S&P/TSX 60 Index (18) 12/2023 CAD (3,117,747) 27,485
Soybean Meal (6) 12/2023 USD (228,720) (4,706)
SPI 200 Index (83) 12/2023 AUD (9,453,583) 165,684
U.S. Treasury 10 Year Note (1,137) 12/2023 USD (122,831,531) 2,200,118
U.S. Treasury 2 Year Note (2,113) 12/2023 USD (428,311,701) 733,621
U.S. Treasury 5 Year Note (1,733) 12/2023 USD (182,533,641) 1,235,151
U.S. Treasury Long Bond (617) 12/2023 USD (70,260,875) 3,793,073
U.S. Treasury Ultra Bond (479) 12/2023 USD (56,986,031) 3,806,619
Wheat (24) 12/2023 USD (851,100) 26,324
Wheat (29) 12/2023 ZAR (474,354) 2,133
Wheat (588) 12/2023 USD (15,920,100) 3,757,554
White Maize (54) 12/2023 ZAR (1,172,478) (118,803)
Yellow Maize (97) 12/2023 ZAR (2,047,201) (6,814)
Aluminum (37) 1/2024 USD (2,181,613) (117,808)
CBOE Volatility Index (35) 1/2024 USD (668,490) 11,974
Platinum (10) 1/2024 USD (457,950) 5,083
Rapeseed (81) 1/2024 EUR (1,964,304) 17,970
CBOE Volatility Index (34) 2/2024 USD (656,248) (13,274)
3 Month Canadian Bankers Acceptance (877) 3/2024 CAD (152,276,449) 693,710
3 Month Euro Euribor (341) 3/2024 EUR (86,570,405) 158,853
90-Day Australian Bank Bill (248) 3/2024 AUD (157,736,379) (34,228)
90-Day New Zealand Bill (211) 3/2024 NZD (124,625,226) 22,115
3 Month Canadian Bankers Acceptance (760) 6/2024 CAD (132,045,279) 980,286
3 Month Euro Euribor (317) 6/2024 EUR (80,594,775) 229,207
3 Month SOFR (691) 6/2024 USD (163,456,050) 506,730
3 Month SONIA (87) 6/2024 GBP (25,105,494) (95,726)
90-Day Australian Bank Bill (414) 6/2024 AUD (263,298,719) (19,652)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
90-Day New Zealand Bill (188) 6/2024 NZD $ (111,043,183) $ 80,044
3 Month Canadian Bankers Acceptance (814) 9/2024 CAD (141,787,024) 817,743
3 Month Euro Euribor (314) 9/2024 EUR (79,998,037) 218,272
3 Month SOFR (592) 9/2024 USD (140,326,200) 667,593
3 Month SONIA (157) 9/2024 GBP (45,355,601) (170,331)
90-Day Australian Bank Bill (664) 9/2024 AUD (422,326,434) 100,092
90-Day New Zealand Bill (177) 9/2024 NZD (104,581,554) 42,460
3 Month Canadian Bankers Acceptance (765) 12/2024 CAD (133,512,424) 320,162
3 Month Euro Euribor (245) 12/2024 EUR (62,561,315) 115,805
3 Month SOFR (526) 12/2024 USD (125,043,350) 825,634
3 Month SONIA (148) 12/2024 GBP (42,836,857) (142,679)
90-Day Australian Bank Bill (626) 12/2024 AUD (398,244,579) 183,181
3 Month Euro Euribor (204) 3/2025 EUR (52,175,446) 78,725
3 Month SOFR (426) 3/2025 USD (101,611,650) 703,969
3 Month SONIA (116) 3/2025 GBP (33,645,600) (63,260)
3 Month Euro Euribor (185) 6/2025 EUR (47,367,311) 47,020
3 Month SOFR (425) 6/2025 USD (101,670,625) 620,712
3 Month SONIA (121) 6/2025 GBP (35,164,121) (68,736)
3 Month Euro Euribor (178) 9/2025 EUR (45,600,911) 100,491
3 Month SOFR (410) 9/2025 USD (98,282,125) 525,238
3 Month SONIA (106) 9/2025 GBP (30,848,581) (64,870)
3 Month SOFR (385) 12/2025 USD (92,390,375) 333,097
3 Month SONIA (87) 12/2025 GBP (25,348,310) (64,453)
33,292,987
$ 38,502,485
Forward foreign currency exchange contracts outstanding as of September 30, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,419,000 USD 1,558,176 CITI 12/20/2023 $ 1,460
AUD 2,419,000 USD 1,558,168 JPMC 12/20/2023 1,467
CAD 3,568,500 USD 2,616,681 CITI 12/20/2023 13,970
CAD 3,568,500 USD 2,616,668 JPMC 12/20/2023 13,983
CZK 37,000,000 USD 1,598,430 CITI 12/20/2023 1,850
CZK 37,000,000 USD 1,598,422 JPMC 12/20/2023 1,858
INR 1,145,000,000 USD 13,710,771 CITI
**
12/20/2023 13,645
INR 1,145,000,000 USD 13,710,703 JPMC
**
12/20/2023 13,714
MXN 86,528,064 USD 4,845,096 CITI 12/20/2023 53,672
MXN 86,528,061 USD 4,845,072 JPMC 12/20/2023 53,696
NOK 213,500,001 USD 19,870,416 CITI 12/20/2023 133,645
NOK 213,499,999 USD 19,870,316 JPMC 12/20/2023 133,743
NZD 97,299,500 USD 57,740,020 CITI 12/20/2023 578,401
NZD 97,299,500 USD 57,739,731 JPMC 12/20/2023 578,690
SGD 3,579,000 USD 2,622,805 CITI 12/20/2023 4,872
SGD 3,579,000 USD 2,622,792 JPMC 12/20/2023 4,885
USD 6,570,996 AUD 10,154,114 CITI 12/20/2023 24,195
USD 6,571,029 AUD 10,154,114 JPMC 12/20/2023 24,227
USD 1,133,981 BRL 5,684,154 CITI
**
12/20/2023 14,255
USD 1,133,986 BRL 5,684,152 JPMC
**
12/20/2023 14,260
USD 23,303,520 CAD 31,598,438 CITI 12/20/2023 9,572
USD 23,303,638 CAD 31,598,439 JPMC 12/20/2023 9,688

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 55,732,123 CHF 48,807,002 CITI 12/20/2023 $ 1,929,871
USD 55,732,397 CHF 48,806,998 JPMC 12/20/2023 1,930,150
USD 950,223 CLP 842,268,831 CITI
**
12/20/2023 8,181
USD 950,227 CLP 842,268,825 JPMC
**
12/20/2023 8,186
USD 180,901 COP 747,822,204 CITI
**
12/20/2023 1,218
USD 180,902 COP 747,822,204 JPMC
**
12/20/2023 1,219
USD 4,683,383 CZK 105,066,500 CITI 12/20/2023 139,170
USD 4,683,406 CZK 105,066,500 JPMC 12/20/2023 139,194
USD 150,290,394 EUR 140,454,000 CITI 12/20/2023 1,231,423
USD 150,291,145 EUR 140,454,000 JPMC 12/20/2023 1,232,175
USD 26,914,445 GBP 21,794,500 CITI 12/20/2023 307,832
USD 26,914,579 GBP 21,794,500 JPMC 12/20/2023 307,967
USD 4,537,796 HUF 1,659,584,860 CITI 12/20/2023 89,559
USD 4,537,818 HUF 1,659,584,858 JPMC 12/20/2023 89,582
USD 15,129,350 IDR 231,500,451,647 CITI
**
12/20/2023 189,931
USD 15,129,426 IDR 231,500,451,641 JPMC
**
12/20/2023 190,007
USD 324,561 ILS 1,227,394 CITI 12/20/2023 1,466
USD 324,562 ILS 1,227,392 JPMC 12/20/2023 1,468
USD 23,285,491 INR 1,929,408,853 CITI
**
12/20/2023 158,844
USD 23,285,608 INR 1,929,408,851 JPMC
**
12/20/2023 158,961
USD 250,589,453 JPY 36,103,239,723 CITI 12/20/2023 5,764,034
USD 250,590,706 JPY 36,103,239,717 JPMC 12/20/2023 5,765,287
USD 9,527,330 KRW 12,664,419,584 CITI
**
12/20/2023 124,264
USD 9,527,377 KRW 12,664,419,576 JPMC
**
12/20/2023 124,312
USD 3,487,798 NOK 36,967,124 CITI 12/20/2023 24,132
USD 3,487,815 NOK 36,967,122 JPMC 12/20/2023 24,150
USD 18,861,570 PLN 81,466,500 CITI 12/20/2023 271,688
USD 18,861,664 PLN 81,466,500 JPMC 12/20/2023 271,783
USD 38,104,528 SGD 51,547,007 CITI 12/20/2023 259,066
USD 38,104,708 SGD 51,546,993 JPMC 12/20/2023 259,256
USD 31,513,682 TWD 997,972,028 CITI
**
12/20/2023 398,782
USD 31,513,839 TWD 997,972,021 JPMC
**
12/20/2023 398,939
USD 26,855,202 ZAR 506,676,224 CITI 12/20/2023 283,363
USD 26,855,336 ZAR 506,676,224 JPMC 12/20/2023 283,497
Total unrealized appreciation 24,068,705
CAD 90,064,000 USD 66,885,862 CITI 12/20/2023 (491,878)
CAD 90,064,000 USD 66,885,527 JPMC 12/20/2023 (491,543)
CZK 317,500,000 USD 13,896,154 CITI 12/20/2023 (164,018)
CZK 317,500,000 USD 13,896,085 JPMC 12/20/2023 (163,948)
EUR 236,826,873 USD 256,867,400 CITI 12/20/2023 (5,531,234)
EUR 236,826,868 USD 256,866,111 JPMC 12/20/2023 (5,529,950)
GBP 111,684,494 USD 140,469,893 CITI 12/20/2023 (4,126,043)
GBP 111,684,490 USD 140,469,185 JPMC 12/20/2023 (4,125,341)
JPY 4,875,000,000 USD 33,537,188 CITI 12/20/2023 (478,551)
JPY 4,875,000,000 USD 33,537,021 JPMC 12/20/2023 (478,383)
MXN 86,528,062 USD 5,038,033 CITI 12/20/2023 (139,266)
MXN 86,528,061 USD 5,038,008 JPMC 12/20/2023 (139,240)
NOK 58,500,000 USD 5,518,972 CITI 12/20/2023 (37,767)
NOK 58,500,000 USD 5,518,944 JPMC 12/20/2023 (37,738)
PLN 35,418,508 USD 8,527,874 CITI 12/20/2023 (445,707)
PLN 35,418,508 USD 8,527,832 JPMC 12/20/2023 (445,664)
SEK 113,500,000 USD 10,502,567 CITI 12/20/2023 (71,832)
SEK 113,500,000 USD 10,502,515 JPMC 12/20/2023 (71,780)
SGD 12,036,500 USD 8,840,723 CITI 12/20/2023 (3,607)
SGD 12,036,500 USD 8,840,679 JPMC 12/20/2023 (3,562)
USD 6,006,053 AUD 9,366,342 CITI 12/20/2023 (32,838)
USD 6,006,083 AUD 9,366,342 JPMC 12/20/2023 (32,807)
USD 7,760,908 CAD 10,539,082 CITI 12/20/2023 (8,363)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 7,760,947 CAD 10,539,082 JPMC 12/20/2023 $ (8,324)
USD 1,271,527 CLP 1,150,000,000 CITI
**
12/20/2023 (14,699)
USD 1,271,533 CLP 1,150,000,000 JPMC
**
12/20/2023 (14,693)
USD 532,535 COP 2,243,466,611 CITI
**
12/20/2023 (6,511)
USD 532,839 COP 2,243,466,605 JPMC
**
12/20/2023 (6,208)
USD 15,337,251 EUR 14,463,000 CITI 12/20/2023 (11,831)
USD 15,337,327 EUR 14,463,000 JPMC 12/20/2023 (11,754)
USD 3,315,632 GBP 2,722,000 CITI 12/20/2023 (7,371)
USD 3,315,649 GBP 2,722,000 JPMC 12/20/2023 (7,354)
USD 94,865 ILS 360,608 CITI 12/20/2023 (60)
USD 94,865 ILS 360,606 JPMC 12/20/2023 (60)
USD 2,485,694 KRW 3,350,000,000 CITI
**
12/20/2023 (1,611)
USD 2,485,706 KRW 3,350,000,000 JPMC
**
12/20/2023 (1,599)
USD 75,338,905 NZD 126,842,533 CITI 12/20/2023 (686,729)
USD 75,339,280 NZD 126,842,529 JPMC 12/20/2023 (686,352)
USD 2,741,515 PHP 155,753,096 CITI
**
12/20/2023 (9,043)
USD 2,741,529 PHP 155,753,096 JPMC
**
12/20/2023 (9,029)
USD 33,673,200 SEK 370,375,376 CITI 12/20/2023 (364,573)
USD 33,673,368 SEK 370,375,375 JPMC 12/20/2023 (364,405)
USD 9,742,783 TWD 313,000,000 CITI
**
12/20/2023 (15,971)
USD 9,742,832 TWD 313,000,000 JPMC
**
12/20/2023 (15,922)
USD 36,774,063 ZAR 710,676,224 CITI 12/20/2023 (496,235)
USD 36,774,247 ZAR 710,676,224 JPMC 12/20/2023 (496,051)
Total unrealized depreciation (26,287,445)
Net unrealized depreciation $ (2,218,740)
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
Total return basket swap contracts outstanding as of September 30, 2023:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the HIBOR plus
or minus a specified spread
(-0.30% to 0.23%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
24 months
maturity ranging
from 01/27/2025
- 09/29/2025 $11,580,915 $(13,383) $(80,401) $(93,784)
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NIBOR plus
or minus a specified spread
(-0.23% to 0.23%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
24-25 months
maturity ranging
from 02/25/2025
- 10/27/2025 $9,229,446 $86,870 $(23,598) $63,272
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.30% to 0.23%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
24 months
maturity ranging
from 01/27/2025
- 09/08/2025 $8,498,229 $(9,883) $(37,434) $(47,317)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.18% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
36-61 months
maturity
ranging from
09/24/2026
- 10/03/2028 $144,251,932 $(24,607) $74,581 $49,974

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Amada Co. Ltd. 89,700 901,780 (22,291) (44.6)
Bank of Kyoto Ltd. (The) 16,800 953,760 (20,132) (40.3)
Japan Post Bank Co. Ltd. 147,000 1,279,172 26,713 53.5
Japan Tobacco, Inc. 72,400 1,665,782 87,665 175.4
Kansai Paint Co. Ltd. 81,000 1,157,921 (71,361) (142.8)
Kyushu Electric Power Co., Inc. 159,600 1,038,373 (37,624) (75.3)
Lawson, Inc. 19,200 882,677 (17,966) (35.9)
MISUMI Group, Inc. 61,200 953,035 (43,590) (87.2)
Mitsubishi Corp. 34,900 1,662,997 (85,273) (170.6)
Mitsubishi Motors Corp. 480,500 2,094,164 243,095 486.4
Mitsui & Co. Ltd. 40,600 1,472,560 (56,732) (113.5)
Nitto Denko Corp. 13,900 911,498 (25,152) (50.3)
Ono Pharmaceutical Co. Ltd. 57,500 1,102,757 5,547 11.1
Recruit Holdings Co. Ltd. 31,600 966,803 (118,018) (236.2)
Renesas Electronics Corp. 63,100 963,850 (19,765) (39.6)
Sega Sammy Holdings, Inc. 60,100 1,108,392 (21,032) (42.1)
Shionogi & Co. Ltd. 30,400 1,355,976 30,590 61.2
Sojitz Corp. 62,400 1,366,911 (3,518) (7.0)
Subaru Corp. 46,000 894,446 10,177 20.4
Tokyo Gas Co. Ltd. 52,000 1,178,978 (3,410) (6.8)
Toyo Suisan Kaisha Ltd. 39,300 1,541,225 845 1.7
Toyota Tsusho Corp. 15,200 894,004 (4,529) (9.1)
Short Positions
Common Stocks
Japan
Advantest Corp. (33,200) (926,065) 13,128 26.3
Aeon Co. Ltd. (80,800) (1,600,495) 13,180 26.4
Asahi Intecc Co. Ltd. (56,200) (1,007,575) 123,270 246.7
Daikin Industries Ltd. (5,900) (924,953) 43,485 87.0
Daiwa Securities Group, Inc. (162,100) (934,759) 3,844 7.7
Eisai Co. Ltd. (37,600) (2,083,934) 99,773 199.6
Fast Retailing Co. Ltd. (4,100) (893,042) 27,702 55.4
Ibiden Co. Ltd. (31,900) (1,691,988) 71,529 143.1
ITOCHU Corp. (27,500) (993,133) 55,967 112.0
KDDI Corp. (51,100) (1,564,195) (53,832) (107.7)
Keyence Corp. (2,800) (1,035,513) 40,589 81.2
Kubota Corp. (95,900) (1,410,768) 93,766 187.6
Mitsubishi UFJ Financial Group, Inc. (167,600) (1,420,268) 8,687 17.4
Murata Manufacturing Co. Ltd. (47,700) (870,151) (3,333) (6.7)
Nintendo Co. Ltd. (43,300) (1,799,243) 46,454 93.0
Nippon Telegraph & Telephone Corp. (2,078,500) (2,460,186) (80,426) (160.9)
NTT Data Group Corp. (185,800) (2,486,256) (2,563) (5.1)
Rakuten Group, Inc. (293,800) (1,207,164) (73,171) (146.4)
Resonac Holdings Corp. (60,300) (1,008,758) 2,228 4.5
Sekisui House Ltd. (92,100) (1,832,923) 61,586 123.2
Seven & i Holdings Co. Ltd. (24,200) (947,435) 19,820 39.7
SMC Corp. (2,500) (1,120,656) 20,308 40.6
SoftBank Corp. (135,800) (1,537,025) 20,986 42.0
Sumitomo Mitsui Financial Group, Inc. (40,800) (2,004,343) 5,471 10.9
Tokio Marine Holdings, Inc. (65,400) (1,514,252) (4,976) (10.0)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Tokyo Electron Ltd. (16,700) (2,281,091) 3,909 7.8
Toyota Motor Corp. (133,300) (2,391,446) (42,488) (85.0)
Yaskawa Electric Corp. (32,900) (1,184,764) 71,882 143.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.63% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
37-61 months
maturity
ranging from
09/21/2026
- 10/03/2028 $813,222,137 $6,163,372 $644,731 $6,808,103
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 38,757 3,628,430 (304,308) (4.5)
AbbVie, Inc. 23,049 3,435,684 (2,851) (0.0)
Allison Transmission Holdings, Inc. 40,538 2,394,174 (39,322) (0.6)
Alphabet, Inc. 23,394 3,061,339 (141,768) (2.1)
Archer-Daniels-Midland Co. 48,478 3,656,211 (89,535) (1.3)
AT&T, Inc. 238,011 3,574,925 106,432 1.6
Booking Holdings, Inc. 990 3,053,110 (97,743) (1.4)
Cardinal Health, Inc. 29,619 2,571,522 (86,191) (1.3)
Centene Corp. 36,781 2,533,475 61,645 0.9
Cheniere Energy, Inc. 20,971 3,480,347 92,482 1.4
Cigna Group (The) 11,222 3,210,278 10,121 0.1
Cisco Systems, Inc. 92,830 4,990,541 (249,836) (3.7)
Citigroup, Inc. 74,320 3,056,782 33,755 0.5
Coca-Cola Co. (The) 42,869 2,399,807 (41,902) (0.6)
CVS Health Corp. 42,398 2,960,228 42,167 0.6
Discover Financial Services 28,874 2,501,355 (63,757) (0.9)
Exxon Mobil Corp. 31,858 3,745,864 108,954 1.6
Fidelity National Information Services, Inc. 42,319 2,338,971 (8,103) (0.1)
Fiserv, Inc. 21,995 2,484,555 (191,796) (2.8)
General Motors Co. 129,255 4,261,537 40,235 0.6
Humana, Inc. 7,976 3,880,484 86,196 1.3
KLA Corp. 5,876 2,695,086 (208,598) (3.1)
Lennar Corp. 21,649 2,429,667 (150,277) (2.2)
Lockheed Martin Corp. 8,690 3,553,862 (75,479) (1.1)
Marathon Petroleum Corp. 19,559 2,960,059 (53,396) (0.8)
MetLife, Inc. 40,256 2,532,505 (19,725) (0.3)
Molson Coors Beverage Co. 42,403 2,696,407 (25,251) (0.4)
PACCAR, Inc. 28,203 2,397,819 (5,641) (0.1)
RTX Corp. 32,193 2,316,930 (94,280) (1.4)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Salesforce, Inc. 12,983 2,632,693 (292,507) (4.3)
Toll Brothers, Inc. 34,962 2,585,790 (281,444) (4.1)
Valero Energy Corp. 22,163 3,140,719 (43,861) (0.6)
Verizon Communications, Inc. 83,359 2,701,665 (85,207) (1.3)
Western Union Co. (The) 219,877 2,897,979 60,176 0.9
Short Positions
Common Stocks
United States
agilon health, Inc. (159,715) (2,836,538) 103,648 1.5
Air Products and Chemicals, Inc. (8,112) (2,298,941) 123,593 1.8
Arthur J Gallagher & Co. (11,592) (2,642,165) 6,772 0.1
Atmos Energy Corp. (22,838) (2,419,229) 182,704 2.7
Celanese Corp. (22,768) (2,857,839) 11,427 0.2
Chart Industries, Inc. (18,770) (3,174,382) 95,342 1.4
Eli Lilly & Co. (8,716) (4,681,625) 279,192 4.1
Procter & Gamble Co. (The) (24,252) (3,537,397) 215,600 3.2
Progressive Corp. (The) (16,297) (2,270,172) (26,240) (0.4)
Quanta Services, Inc. (14,231) (2,662,193) 209,101 3.1
Southwest Airlines Co. (105,266) (2,849,551) 243,218 3.6
Stryker Corp. (8,492) (2,320,609) 148,601 2.2
Tractor Supply Co. (12,222) (2,481,677) 115,401 1.7
Visa, Inc. (10,147) (2,333,911) 170,302 2.5
Watsco, Inc. (6,589) (2,488,797) (162,720) (2.4)
Xylem, Inc. (27,712) (2,522,623) 99,608 1.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.59% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
01/28/2025
- 09/29/2025 $54,685,000 $236,096 $253,017 $489,113
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 117,650 879,719 747 0.2
ALS Ltd. 76,709 563,423 (3,265) (0.7)
ANZ Group Holdings Ltd. 51,975 852,477 17,712 3.6
Aristocrat Leisure Ltd. 60,274 1,574,746 (26,923) (5.5)
BHP Group Ltd. 79,502 2,233,277 (23,486) (4.8)
BlueScope Steel Ltd. 126,635 1,568,185 2,367 0.5
Brambles Ltd. 117,468 1,079,124 (19,674) (4.0)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Coles Group Ltd. 42,859 427,769 (2,685) (0.5)
Fortescue Metals Group Ltd. 28,811 382,986 1,768 0.4
IGO Ltd. 53,354 428,168 3,616 0.7
Incitec Pivot Ltd. 562,769 1,127,652 9,590 2.0
JB Hi-Fi Ltd. 44,848 1,302,635 (43,384) (8.9)
Medibank Pvt Ltd. 193,805 427,753 (5,879) (1.2)
New Hope Corp. Ltd. 157,893 640,637 11,230 2.3
Northern Star Resources Ltd. 54,548 362,212 (12,596) (2.6)
Origin Energy Ltd. 457,443 2,575,833 (38,831) (7.9)
Pilbara Minerals Ltd. 451,172 1,230,883 24,145 4.9
Qantas Airways Ltd. 885,747 2,932,254 (44,340) (9.1)
Qube Holdings Ltd. 309,758 568,956 1,353 0.3
Sonic Healthcare Ltd. 46,944 896,393 (28,101) (5.7)
South32 Ltd. 385,042 831,385 7,002 1.4
Suncorp Group Ltd. 117,538 1,047,221 (16,064) (3.3)
Telstra Group Ltd. 153,289 378,722 (3,679) (0.8)
Whitehaven Coal Ltd. 387,935 1,759,394 16,266 3.3
Woolworths Group Ltd. 24,097 576,911 (388) (0.1)
New Zealand
Xero Ltd. 3,609 259,552 (11,936) (2.4)
Short Positions
Common Stocks
Australia
APA Group (116,994) (622,388) 13,943 2.9
carsales.com Ltd. (72,715) (1,302,644) 49,882 10.2
Cleanaway Waste Management Ltd. (326,277) (508,163) 3,014 0.6
Commonwealth Bank of Australia (37,682) (2,406,978) 11,673 2.4
Domino's Pizza Enterprises Ltd. (41,934) (1,423,908) 25,540 5.2
Endeavour Group Ltd. (171,231) (578,123) (1,236) (0.3)
Evolution Mining Ltd. (207,520) (433,213) 34,355 7.0
IDP Education Ltd. (161,204) (2,206,110) 76,784 15.7
Insurance Australia Group Ltd. (183,061) (664,063) 13,883 2.8
Lendlease Corp. Ltd. (54,975) (252,116) 962 0.2
Lynas Rare Earths Ltd. (163,675) (706,859) 7,428 1.5
Mineral Resources Ltd. (25,970) (1,115,198) 24,351 5.0
NEXTDC Ltd. (182,260) (1,442,110) 43,784 9.0
Pro Medicus Ltd. (15,562) (830,391) (118,094) (24.1)
Ramsay Health Care Ltd. (7,683) (255,002) 253 0.1
REA Group Ltd. (18,470) (1,824,142) 72,282 14.8
Reece Ltd. (46,040) (548,030) 12,621 2.6
Seven Group Holdings Ltd. (27,422) (546,203) (19,213) (3.9)
Transurban Group (113,369) (921,198) 22,735 4.6
Wesfarmers Ltd. (41,047) (1,389,194) 24,053 4.9
WiseTech Global Ltd. (29,325) (1,217,291) 58,654 12.0
Worley Ltd. (30,495) (338,583) (1,935) (0.4)
United States
CSL Ltd. (22,826) (3,677,338) 32,179 6.6
James Hardie Industries plc (43,316) (1,132,854) 25,150 5.1

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.95% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
07/25/2025
- 10/27/2025 $70,713,312 $853,646 $(226,728) $626,918
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. 26,279 1,194,139 (31,038) (5.0)
Air Canada 130,546 1,862,677 42,263 6.7
Alimentation Couche-Tard, Inc. 28,574 1,451,157 (29,452) (4.7)
ARC Resources Ltd. 100,166 1,598,821 38,348 6.1
Atco Ltd. 25,407 643,476 (27,497) (4.4)
Bombardier, Inc. 40,185 1,401,187 31,907 5.1
CCL Industries, Inc. 14,394 604,161 4,627 0.7
Empire Co. Ltd. 37,749 1,026,928 (1,112) (0.2)
Fairfax Financial Holdings Ltd. 1,766 1,441,625 (38,798) (6.2)
Finning International, Inc. 35,190 1,037,888 (5,959) (1.0)
Franco-Nevada Corp. 4,843 646,553 (16,045) (2.6)
George Weston Ltd. 7,035 780,182 2,279 0.4
iA Financial Corp., Inc. 11,983 751,667 (11,734) (1.9)
Imperial Oil Ltd. 16,989 1,046,420 31,395 5.0
Loblaw Cos. Ltd. 8,221 698,475 19,853 3.2
MEG Energy Corp. 52,233 1,016,395 66,914 10.7
Metro, Inc. 16,444 854,010 (10,412) (1.7)
National Bank of Canada 14,991 995,868 (10,596) (1.7)
Nutrien Ltd. 53,286 3,290,727 (1,962) (0.3)
Onex Corp. 12,785 751,428 (5,177) (0.8)
Open Text Corp. 23,549 826,491 (3,641) (0.6)
Pembina Pipeline Corp. 29,969 901,111 (3,310) (0.5)
Quebecor, Inc. 23,607 505,945 (9,159) (1.5)
Sun Life Financial, Inc. 19,812 966,642 (8,168) (1.3)
Toromont Industries Ltd. 8,331 678,502 (4,416) (0.7)
West Fraser Timber Co. Ltd. 18,830 1,367,073 44,086 7.0
Whitecap Resources, Inc. 179,901 1,519,208 (6,623) (1.1)
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp. (314,921) (1,864,138) 245,939 39.2
Bank of Montreal (17,224) (1,452,992) 14,330 2.3
Barrick Gold Corp. (34,510) (501,294) 30,743 4.9
BCE, Inc. (29,496) (1,125,984) 27,145 4.3
Brookfield Asset Management Ltd. (19,879) (662,414) 5,344 0.9

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
CAE, Inc. (26,986) (630,021) 795 0.1
Cameco Corp. (39,611) (1,571,608) 48,078 7.7
Canadian Imperial Bank of Commerce (50,776) (1,960,012) 60,187 9.6
Canadian Pacific Kansas City Ltd. (52,538) (3,905,199) 94,366 15.1
Emera, Inc. (26,022) (908,495) 49,046 7.8
Fortis, Inc. (27,860) (1,058,198) 48,408 7.7
GFL Environmental, Inc. (26,183) (831,417) 36,241 5.8
Intact Financial Corp. (3,830) (558,378) 1,018 0.2
Magna International, Inc. (18,068) (968,283) 5,483 0.9
Pan American Silver Corp. (75,111) (1,087,195) 30,925 4.9
RB Global, Inc. (20,083) (1,257,396) 2,214 0.4
Rogers Communications, Inc. (92,625) (3,556,336) 124,802 19.9
Royal Bank of Canada (39,263) (3,431,267) 49,720 7.9
Shopify, Inc. (8,951) (488,590) (13,378) (2.1)
Suncor Energy, Inc. (18,390) (632,429) (8,801) (1.4)
Toronto-Dominion Bank (The) (12,105) (729,286) 5,258 0.8
WSP Global, Inc. (5,902) (832,993) 1,178 0.2
Zambia
First Quantum Minerals Ltd. (37,547) (887,085) 13 0.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 10/27/2025 $50,716,144 $160,699 $817,302 $978,001
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 18,730 87,635 (14,587) (1.5)
Switzerland
ABB Ltd. (Registered) 124,263 4,435,346 27,393 2.8
Barry Callebaut AG (Registered) 85 135,171 (592) (0.1)
Cie Financiere Richemont SA (Registered) 1,488 181,213 (1,802) (0.2)
Clariant AG (Registered) 35,989 567,426 (4,700) (0.5)
DKSH Holding AG 7,539 509,954 (4,397) (0.4)
Dufry AG (Registered) 11,341 430,572 417 0.0
Galenica AG 4,327 319,660 (4,622) (0.5)
Georg Fischer AG (Registered) 15,659 879,384 (8,402) (0.9)
Helvetia Holding AG (Registered) 5,149 719,256 (6,391) (0.7)
Julius Baer Group Ltd. 3,187 203,993 (384) (0.0)
Logitech International SA (Registered) 14,969 1,029,844 268 0.0
Novartis AG (Registered) 39,536 4,037,758 42,478 4.3

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
SGS SA (Registered) 1,327 111,369 (417) (0.0)
Swatch Group AG (The) 2,138 547,589 (2,757) (0.3)
Swisscom AG (Registered) 2,510 1,490,414 (4,590) (0.5)
Zurich Insurance Group AG 1,007 460,759 (1,849) (0.2)
United States
Holcim AG 65,664 4,203,081 (20,797) (2.1)
Roche Holding AG 1,925 525,527 (1,834) (0.2)
Swiss Re AG 31,259 3,210,311 (19,286) (2.0)
Short Positions
Common Stocks
Switzerland
Adecco Group AG (Registered) (12,778) (524,832) (2,321) (0.2)
Alcon, Inc. (6,502) (501,743) 3,422 0.3
Bachem Holding AG (12,428) (916,676) (10,748) (1.1)
Baloise Holding AG (Registered) (989) (143,184) 2,030 0.2
Banque Cantonale Vaudoise (Registered) (7,574) (792,560) 4,268 0.4
Belimo Holding AG (Registered) (420) (199,330) (1,326) (0.1)
BKW AG (1,035) (182,203) 1,651 0.2
Chocoladefabriken Lindt & Spruengli AG (108) (1,200,155) 4,573 0.5
EMS-Chemie Holding AG (Registered) (629) (426,241) 1,901 0.2
Flughafen Zurich AG (Registered) (1,866) (355,279) (6,073) (0.6)
Geberit AG (Registered) (4,030) (2,009,671) (21,857) (2.2)
Givaudan SA (Registered) (473) (1,540,009) (18,542) (1.9)
Lonza Group AG (Registered) (2,832) (1,309,933) 26,940 2.8
Partners Group Holding AG (2,097) (2,354,082) (14,860) (1.5)
Schindler Holding AG (1,531) (304,975) 4,370 0.4
SIG Group AG (75,003) (1,847,729) (821) (0.1)
Sika AG (Registered) (15,845) (4,014,505) 18,229 1.9
Sonova Holding AG (Registered) (2,778) (657,488) 6,246 0.6
Straumann Holding AG (Registered) (14,046) (1,787,760) 90,093 9.2
Swiss Life Holding AG (Registered) (169) (105,148) 512 0.1
Tecan Group AG (Registered) (549) (184,531) 799 0.1
UBS Group AG (Registered) (48,401) (1,192,223) 12,584 1.3
VAT Group AG (3,571) (1,274,288) (8,987) (0.9)
United States
Nestle SA (Registered) (24,783) (2,805,337) 95,467 9.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.99% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 09/25/2025 $20,189,508 $131,410 $732,954 $864,364

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 858 1,543,451 28,237 3.3
Carlsberg A/S 5,472 689,937 (23,844) (2.8)
Danske Bank A/S 77,325 1,794,403 1,445 0.2
Genmab A/S 2,904 1,028,163 (9,619) (1.1)
ISS A/S 55,500 852,565 (7,744) (0.9)
Jyske Bank A/S (Registered) 10,544 769,122 5,949 0.7
Pandora A/S 16,605 1,713,492 18,732 2.2
Short Positions
Common Stocks
Denmark
Ambu A/S (32,781) (341,683) 8,132 0.9
Coloplast A/S (22,827) (2,415,485) 110 0.0
Demant A/S (10,135) (418,487) (1,729) (0.2)
DSV A/S (4,024) (749,835) 1,359 0.2
Novo Nordisk A/S (31,861) (2,900,984) 14,874 1.7
Novozymes A/S (42,420) (1,706,764) 76,759 8.9
Orsted A/S (25,814) (1,404,364) 4,813 0.6
ROCKWOOL A/S (1,116) (269,721) (12,729) (1.5)
Royal Unibrew A/S (7,929) (612,360) 12,118 1.4
Tryg A/S (14,516) (265,634) 8,864 1.0
Vestas Wind Systems A/S (33,330) (713,058) 5,683 0.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.75% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 10/27/2025 $216,253,070 $675,282 $3,621,333 $4,296,615
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Cie de Saint-Gobain SA 39,405 2,358,405 15,811 0.4
Eiffage SA 15,004 1,424,144 (8,283) (0.2)
Getlink SE 97,421 1,553,076 4,496 0.1

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Orange SA 124,411 1,427,028 (14,284) (0.3)
Renault SA 41,568 1,700,816 20,693 0.5
Rexel SA 87,071 1,950,911 (40,257) (0.9)
Sodexo SA 13,934 1,434,471 1,664 0.0
Germany
Bayerische Motoren Werke AG 33,443 3,396,711 (39,064) (0.9)
Commerzbank AG 199,371 2,262,731 225,829 5.3
Deutsche Bank AG (Registered) 245,466 2,697,739 91,131 2.1
Deutsche Lufthansa AG (Registered) 308,382 2,440,351 (56,443) (1.3)
Heidelberg Materials AG 26,609 2,060,878 24,658 0.6
Mercedes-Benz Group AG 53,574 3,728,577 (27,720) (0.6)
RWE AG 44,778 1,662,151 (30,692) (0.7)
thyssenkrupp AG 222,296 1,689,965 91,313 2.1
Italy
Banco BPM SpA 465,120 2,215,138 (107,880) (2.5)
Leonardo SpA 119,503 1,721,305 (503) (0.0)
Prysmian SpA 59,658 2,394,570 66,530 1.5
UniCredit SpA 116,831 2,783,661 (71,494) (1.7)
Luxembourg
ArcelorMittal SA 93,995 2,353,264 42,798 1.0
Netherlands
ABN AMRO Bank NV 156,815 2,216,197 37,402 0.9
Koninklijke Ahold Delhaize NV 92,585 2,790,483 (38,790) (0.9)
Wolters Kluwer NV 14,750 1,785,864 11,997 0.3
Spain
Industria de Diseno Textil SA 50,084 1,863,729 372 0.0
Repsol SA 302,573 4,977,028 (21,360) (0.5)
United States
Sanofi 15,707 1,686,543 (17,920) (0.4)
Stellantis NV 82,623 1,582,101 3,481 0.1
Tenaris SA 210,784 3,329,535 38,978 0.9
Preferred Stocks
Germany
Volkswagen AG (Preference) 14,071 1,616,749 (68,171) (1.6)
Short Positions
Common Stocks
Belgium
UCB SA (20,691) (1,694,785) 48,697 1.1
France
Cie Generale des Etablissements Michelin SCA (60,474) (1,850,926) 30,715 0.7
EssilorLuxottica SA (10,361) (1,802,250) 13,490 0.3
L'Oreal SA (6,629) (2,747,138) (1,371) (0.0)
Sartorius Stedim Biotech (7,382) (1,756,203) 13,497 0.3
Germany
adidas AG (15,829) (2,776,544) (72,134) (1.7)
Fresenius Medical Care AG & Co. KGaA (56,243) (2,417,998) 79,445 1.8
HelloFresh SE (52,246) (1,552,464) 85,867 2.0
Rheinmetall AG (9,875) (2,540,358) 52,583 1.2
Siemens Healthineers AG (69,982) (3,539,821) (26,375) (0.6)
Italy
Ferrari NV (5,249) (1,547,329) (4,618) (0.1)
Moncler SpA (27,894) (1,616,597) 36,265 0.8
Luxembourg
Eurofins Scientific SE (43,145) (2,431,529) 65,438 1.5

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
Adyen NV (3,240) (2,402,246) (189,037) (4.4)
Portugal
EDP - Energias de Portugal SA (383,072) (1,592,793) 53,138 1.2
Spain
Grifols SA (124,363) (1,610,737) (3,360) (0.1)
Switzerland
DSM-Firmenich AG (30,331) (2,563,056) (21,689) (0.5)
United States
Ferrovial SE (53,621) (1,638,497) 34,769 0.8
Schneider Electric SE (13,581) (2,238,043) (7,017) (0.2)
Preferred Stocks
Germany
Henkel AG & Co. KGaA (Preference) (32,138) (2,288,531) (459) (0.0)
Sartorius AG (Preference) (7,562) (2,561,204) (36,407) (0.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.30%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
10/25/2023
- 09/25/2025 $82,020,391 $(448,835) $2,669,944 $2,221,109
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 200,235 1,140,241 33,531 1.5
Netherlands
Shell plc 123,324 3,908,658 (13,252) (0.6)
United Kingdom
Associated British Foods plc 30,764 772,910 61 0.0
Auto Trader Group plc 103,015 774,052 (5,469) (0.2)
Aviva plc 183,040 866,357 (13,775) (0.6)
BAE Systems plc 106,999 1,300,235 (18,314) (0.8)
Barclays plc 388,271 748,365 7,666 0.3
BP plc 440,127 2,837,030 5,435 0.2
British American Tobacco plc 60,673 1,905,053 (31,933) (1.4)
Burberry Group plc 25,574 592,676 (4,922) (0.2)
Centrica plc 2,568,755 4,831,603 (386,849) (17.4)
DS Smith plc 342,586 1,194,842 18,621 0.8
easyJet plc 214,719 1,112,962 5,392 0.2
Howden Joinery Group plc 75,876 678,904 (10,975) (0.5)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
HSBC Holdings plc 128,064 1,002,150 4,332 0.2
InterContinental Hotels Group plc 32,033 2,368,980 17,719 0.8
Man Group plc 368,798 1,002,401 24,504 1.1
Marks & Spencer Group plc 278,055 799,747 (348) (0.0)
Pearson plc 111,691 1,178,425 199 0.0
Reckitt Benckiser Group plc 20,526 1,447,509 (8,035) (0.4)
Rightmove plc 87,924 600,020 (11,883) (0.5)
Rolls-Royce Holdings plc 893,808 2,394,855 (2,141) (0.1)
Spectris plc 22,700 938,454 (727) (0.0)
Standard Chartered plc 156,556 1,439,930 9,235 0.4
Tesco plc 353,598 1,137,343 (22,327) (1.0)
Vodafone Group plc 4,010,187 3,759,152 (141,062) (6.4)
Short Positions
Common Stocks
Australia
Rio Tinto plc (14,572) (915,012) (10,935) (0.5)
Chile
Antofagasta plc (98,165) (1,704,122) (29,926) (1.3)
Hong Kong
Prudential plc (128,197) (1,378,033) (6,602) (0.3)
Italy
Coca-Cola HBC AG (30,074) (822,337) (7,379) (0.3)
United Kingdom
abrdn plc (558,869) (1,055,922) (5,833) (0.3)
Ashtead Group plc (12,876) (780,834) 9,324 0.4
AstraZeneca plc (4,716) (636,115) 4,564 0.2
B&M European Value Retail SA (109,023) (777,643) (11,188) (0.5)
Bellway plc (22,890) (635,931) 4,181 0.2
ConvaTec Group plc (276,156) (731,833) 12,165 0.5
Diageo plc (28,166) (1,038,428) 27,757 1.2
International Distributions Services plc (235,271) (747,271) 20,025 0.9
ITV plc (1,013,143) (870,325) 20,187 0.9
J Sainsbury plc (278,387) (857,300) 57,743 2.6
Kingfisher plc (544,163) (1,477,193) (25,171) (1.1)
Ocado Group plc (95,998) (697,991) 71,535 3.2
Pennon Group plc (93,060) (664,391) 23,109 1.0
Persimmon plc (84,651) (1,108,631) 37,806 1.7
Rentokil Initial plc (294,164) (2,184,054) (75,820) (3.4)
Schroders plc (165,548) (818,018) 1,032 0.0
Severn Trent plc (45,235) (1,305,272) (9,383) (0.4)
Smith & Nephew plc (62,119) (770,933) 16,686 0.8
United Utilities Group plc (58,386) (674,651) 16,346 0.7
Wise plc (193,278) (1,611,815) (34,189) (1.5)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.60% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 10/27/2025 $30,175,473 $(32,440) $211,024 $178,584
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 101,697 1,114,979 (7,459) (4.2)
Guatemala
Millicom International Cellular SA 5,813 90,112 (342) (0.2)
Sweden
Assa Abloy AB 11,586 251,747 (1,488) (0.8)
Axfood AB 25,862 592,725 (9,705) (5.4)
Billerud Aktiebolag 58,058 537,411 42,043 23.5
Boliden AB 15,053 431,973 16,711 9.4
Electrolux AB 15,469 159,409 (509) (0.3)
Elekta AB 13,438 91,262 48 0.0
Evolution AB 1,282 129,366 (310) (0.2)
Getinge AB 25,504 448,166 (10,800) (6.0)
H & M Hennes & Mauritz AB 19,064 270,331 (2,410) (1.3)
Hexpol AB 45,328 401,632 (2,958) (1.7)
Saab AB 21,672 1,103,009 (670) (0.4)
Sandvik AB 18,542 341,179 397 0.2
Skanska AB 11,650 191,299 689 0.4
SKF AB 81,564 1,354,089 12,410 6.9
SSAB AB 350,194 1,921,153 58,998 33.0
Swedbank AB 78,779 1,448,069 (14,878) (8.3)
Trelleborg AB 59,265 1,472,489 16,276 9.1
Volvo AB 107,521 2,214,679 (35,522) (19.9)
Volvo Car AB 109,817 444,192 2,677 1.5
United States
Sinch AB 181,448 316,540 (7,774) (4.4)
Short Positions
Common Stocks
Sweden
Alfa Laval AB (11,777) (403,455) (9,687) (5.4)
Atlas Copco AB (81,089) (1,089,080) 2,038 1.1
Beijer Ref AB (44,890) (472,299) 3,901 2.2
Epiroc AB (30,467) (578,485) 3,112 1.7
EQT AB (103,890) (2,046,943) 1,275 0.7
Essity AB (51,043) (1,100,857) (23,051) (12.9)
Hexagon AB (150,744) (1,282,943) 12,079 6.8
Holmen AB (7,467) (290,244) (2,446) (1.4)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Husqvarna AB (57,822) (441,249) (9,604) (5.4)
Lifco AB (10,369) (181,388) 246 0.1
Nibe Industrier AB (179,129) (1,171,100) (53,307) (29.8)
Securitas AB (156,259) (1,235,560) (32,462) (18.2)
Svenska Cellulosa AB SCA (40,642) (556,475) (13,369) (7.5)
Svenska Handelsbanken AB (98,322) (874,859) 14,449 8.1
Swedish Orphan Biovitrum AB (50,273) (1,027,215) (8,017) (4.5)
Tele2 AB (23,781) (181,865) (594) (0.3)
Telefonaktiebolaget LM Ericsson (54,915) (267,533) 230 0.1
Telia Co. AB (799,008) (1,648,112) 27,343 15.3

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 88.3%
INVESTMENT COMPANIES - 27.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.24% (1)(a)(b) 12,627,918 12,627,918
Limited Purpose Cash Investment
Fund, 5.36% (1)(a) 35,585,127 35,574,451
TOTAL INVESTMENT COMPANIES
(Cost $48,192,379) 48,202,369
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 60.8%
U.S. Treasury Bills
4.91%, 10/12/2023 (c) $ 526,000 525,229
4.99%, 10/19/2023 (c)(d) 18,780,000 18,733,087
4.96%, 10/26/2023 (c)(d) 8,486,000 8,456,110
5.02%, 11/2/2023 (c)(d) 3,227,000 3,212,300
5.01%, 11/9/2023 (c) 565,000 561,842
5.11%, 11/16/2023 (c) 3,559,000 3,535,444
5.31%, 11/24/2023 (c) 470,000 466,327
5.44%, 11/30/2023 (c)(d) 2,566,000 2,543,585
5.36%, 12/28/2023 (c) 15,139,000 14,944,363
5.40%, 1/4/2024 (c)(d) 4,301,000 4,241,423
5.41%, 1/11/2024 (c)(d) 5,446,000 5,364,983
5.41%, 2/8/2024 (c) 4,498,000 4,412,535
5.44%, 2/15/2024 (c)(d) 4,520,000 4,429,478
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 60.8% (continued)
5.44%, 2/22/2024 (c)(d) $ 10,604,000 10,380,440
5.50%, 2/29/2024 (c)(d) 7,151,000 6,992,821
5.45%, 3/7/2024 (c) 11,783,000 11,509,784
5.45%, 3/14/2024 (c)(d) 6,649,000 6,488,199
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $106,797,831) 106,797,950
TOTAL SHORT-TERM INVESTMENTS
(Cost $154,990,210) 155,000,319
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.3%
(Cost $154,990,210) 155,000,319
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.7% ‡ 20,497,658
NET ASSETS - 100.0% 175,497,977
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 48,202,369 27.5%
U.S. Treasury Obligations 106,797,950 60.8
Total Investments In Securities
At Value 155,000,319 88.3
Other Assets in Excess of
Liabilities ‡ 20,497,658 11.7
Net Assets
$ 175,497,977 100.0%
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Represents 7-day effective yield as of September 30, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Credit default swap contracts outstanding - sell protection as of September 30, 2023 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 40.V1 5.00 % Quarterly 12/20/2028 4.26 % EUR 532,000 $ 19,048 $ (1,372) $ 17,676
iTraxx Europe Main Index
Series 40.V1 1.00 Quarterly 12/20/2028 0.79 EUR 4,220,000 49,289 (4,537) 44,752
Markit CDX North America
Investment Grade Index
Series 41.V1 1.00 Quarterly 12/20/2028 0.74 USD 2,901,000 38,283 (2,840) 35,443
$ 106,620 $ (8,749) $ 97,871
Markit CDX North America
Emerging Markets Index
Series 40.V1 1.00 % Quarterly 12/20/2028 2.26 % USD 795,000 $ (40,788) $ (2,535) $ (43,323)
(40,788) (2,535) (43,323)
$ 65,832 $ (11,284) $ 54,548

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
Forward effective interest rate swap contracts outstanding as of September 30, 2023:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 1.00% Annual 12/20/2033 JPY 890,000,000 $ 106,712 $ (97,447) $ 9,265
Pay 3M STIBOR Qtrly 3.50% Annual 3/15/2034 SEK 5,000,000 7,817 (4,361) 3,456
Pay 6M BBR Semi 4.50% Semi 3/08/2029 AUD 19,800,000 187,294 (186,027) 1,267
Pay 6M BUBOR Semi 8.50% Annual 12/17/2025 HUF 90,000,000 2,247 (2,110) 137
Pay 6M BUBOR Semi 8.00% Annual 3/18/2026 HUF 100,000,000 3,526 (2,185) 1,341
Pay 6M WIBOR Semi 5.50% Annual 12/17/2025 PLN 1,000,000 437 4,574 5,011
Pay 6M WIBOR Semi 5.00% Annual 12/17/2025 PLN 1,500,000 1,118 3,287 4,405
Pay 6M WIBOR Semi 5.00% Annual 3/18/2026 PLN 1,100,000 1,849 2,259 4,108
Pay 6M WIBOR Semi 4.50% Annual 3/18/2026 PLN 2,400,000 1,770 2,273 4,043
Pay 6M WIBOR Semi 5.50% Annual 12/20/2028 PLN 500,000 2,033 2,976 5,009
Pay 6M WIBOR Semi 5.00% Annual 12/20/2028 PLN 400,000 1,353 718 2,071
Pay 6M WIBOR Semi 4.50% Annual 3/21/2029 PLN 1,900,000 3,131 (1,686) 1,445
Receive 1D CORRA Semi 4.50% Semi 12/18/2025 CAD 4,100,000 11,423 11,808 23,231
Receive 1D CORRA Semi 3.50% Semi 12/18/2025 CAD 500,000 2,785 6,892 9,677
Receive 1D CORRA Semi 4.00% Semi 12/18/2025 CAD 800,000 3,486 6,523 10,009
Receive 1D CORRA Semi 4.50% Semi 3/18/2026 CAD 34,100,000 13,600 119,673 133,273
Receive 1D CORRA Semi 3.50% Semi 12/18/2028 CAD 200,000 1,173 3,765 4,938
Receive 1D CORRA Semi 3.00% Semi 12/19/2033 CAD 100,000 1,918 4,719 6,637
Receive 1D SARON Annual 1.50% Annual 12/22/2025 CHF 4,300,000 32,260 (15,397) 16,863
Receive 1D SARON Annual 1.50% Annual 3/20/2026 CHF 7,200,000 34,282 (9,348) 24,934
Receive 1D SOFR Annual 4.19% Annual 12/22/2025 USD 57,300,000 (96,010) 767,065 671,055
Receive 1D SOFR Annual 3.50% Annual 3/20/2026 USD 64,200,000 1,133,031 195,176 1,328,207
Receive 1D SOFR Annual 3.48% Annual 12/20/2033 USD 3,700,000 (5,047) 232,173 227,126
Receive 1D SONIA Annual 4.75% Annual 3/20/2026 GBP 10,700,000 128,310 (84,493) 43,817
Receive 1D SONIA Annual 3.82% Annual 12/20/2028 GBP 15,700,000 453,846 141,170 595,016
Receive 1D SONIA Annual 4.25% Annual 3/20/2029 GBP 3,400,000 82,853 (45,595) 37,258
Receive 1D TONAR Annual 0.00% Annual 12/22/2025 JPY 6,659,900,000 163,593 78,019 241,612
Receive 1D TONAR Annual 0.50% Annual 12/20/2033 JPY 138,700,000 13,801 29,309 43,110
Receive 1M TIIE Monthly 8.50% Monthly 12/17/2025 MXN 172,400,000 39,404 284,437 323,841
Receive 1M TIIE Monthly 9.00% Monthly 12/17/2025 MXN 35,000,000 5,122 42,945 48,067
Receive 1M TIIE Monthly 9.00% Monthly 3/18/2026 MXN 37,400,000 12,923 24,418 37,341
Receive 1M TIIE Monthly 8.00% Monthly 12/13/2028 MXN 87,000,000 26,798 254,009 280,807
Receive 1M TIIE Monthly 8.50% Monthly 3/14/2029 MXN 7,000,000 3,965 8,276 12,241
Receive 3M BBR Qtrly 5.50% Semi 12/10/2025 NZD 400,000 (979) 1,701 722
Receive 3M BBR Qtrly 5.00% Semi 12/10/2025 NZD 7,500,000 (14,580) 69,448 54,868
Receive 3M BBR Qtrly 4.00% Qtrly 12/11/2025 AUD 6,000,000 22,085 (262) 21,823
Receive 3M BBR Qtrly 5.50% Semi 3/11/2026 NZD 12,800,000 (48,383) 56,399 8,016
Receive 3M BBR Qtrly 4.00% Qtrly 3/12/2026 AUD 49,100,000 11,282 154,703 165,985
Receive 3M BBR Qtrly 4.00% Semi 12/14/2033 NZD 1,400,000 21,986 53,575 75,561
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 12/17/2025 KRW 1,820,700,000 (1,422) 10,909 9,487
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 3/18/2026 KRW 500,000,000 1,792 603 2,395
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 12/20/2028 KRW 800,000,000 (4,898) 13,109 8,211
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 3/21/2029 KRW 100,000,000 542 446 988
Receive 3M HIBOR Qtrly 4.00% Qtrly 12/17/2025 HKD 18,400,000 2,225 27,197 29,422
Receive 3M HIBOR Qtrly 4.50% Qtrly 12/17/2025 HKD 1,900,000 (372) 1,158 786
Receive 3M HIBOR Qtrly 4.50% Qtrly 3/18/2026 HKD 5,200,000 (2,048) 2,574 526
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 7,000,000 11,408 24,101 35,509
Receive 3M HIBOR Qtrly 4.00% Qtrly 12/20/2028 HKD 1,600,000 450 3,258 3,708
Receive 3M HIBOR Qtrly 4.00% Qtrly 3/21/2029 HKD 1,800,000 753 2,914 3,667
Receive 3M STIBOR Qtrly 3.50% Annual 12/17/2025 SEK 73,300,000 (9,795) 63,487 53,692
Receive 3M STIBOR Qtrly 3.50% Annual 3/18/2026 SEK 146,200,000 61,666 15,996 77,662
Receive 3M STIBOR Qtrly 3.00% Annual 12/21/2033 SEK 3,600,000 2,947 8,978 11,925
Receive 6M BBR Semi 4.00% Semi 12/08/2033 AUD 200,000 7,838 351 8,189
Receive 6M BBR Semi 4.50% Semi 12/08/2033 AUD 1,400,000 (9,104) 28,524 19,420

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M EURIBOR Semi 3.55% Annual 12/22/2025 EUR 71,200,000 $ (376,671) $ 569,290 $ 192,619
Receive 6M EURIBOR Semi 3.25% Annual 3/20/2026 EUR 11,100,000 45,653 18,282 63,935
Receive 6M EURIBOR Semi 3.00% Annual 3/20/2029 EUR 100,000 552 884 1,436
Receive 6M EURIBOR Semi 3.13% Annual 12/20/2033 EUR 1,400,000 (1,618) 31,732 30,114
Receive 6M NIBOR Semi 4.50% Annual 12/17/2025 NOK 5,000,000 1,537 873 2,410
Receive 6M NIBOR Semi 3.50% Annual 12/17/2025 NOK 2,000,000 1,101 3,320 4,421
Receive 6M NIBOR Semi 4.00% Annual 12/17/2025 NOK 121,100,000 12,591 150,415 163,006
Receive 6M NIBOR Semi 4.50% Annual 3/18/2026 NOK 175,400,000 58,768 (9,441) 49,327
Receive 6M NIBOR Semi 3.50% Annual 12/21/2033 NOK 20,200,000 5,496 98,821 104,317
Receive 6M PRIBOR Semi 4.50% Annual 3/18/2026 CZK 10,000,000 360 696 1,056
Receive 6M PRIBOR Semi 4.00% Annual 3/21/2029 CZK 7,000,000 3,647 1,259 4,906
2,187,612 3,183,115 5,370,727
Pay 1D CORRA Semi 3.00% Semi 12/18/2028 CAD 400,000 (3,712) (12,613) (16,325)
Pay 1D CORRA Semi 4.00% Semi 3/19/2029 CAD 1,600,000 8,039 (17,664) (9,625)
Pay 1D CORRA Semi 3.50% Semi 12/19/2033 CAD 300,000 (7,199) (3,911) (11,110)
Pay 1D CORRA Semi 4.00% Semi 3/20/2034 CAD 1,800,000 10,082 (19,408) (9,326)
Pay 1D CORRA Semi 3.50% Semi 3/20/2034 CAD 4,300,000 (68,557) (80,816) (149,373)
Pay 1D SARON Annual 1.50% Annual 12/20/2028 CHF 3,900,000 (55,728) 19,612 (36,116)
Pay 1D SARON Annual 1.50% Annual 3/20/2029 CHF 2,600,000 (27,981) 4,007 (23,974)
Pay 1D SARON Annual 1.50% Annual 3/20/2034 CHF 300,000 (8,137) (1,038) (9,175)
Pay 1D SOFR Annual 3.63% Annual 12/20/2028 USD 28,200,000 72,832 (933,183) (860,351)
Pay 1D SOFR Annual 3.25% Annual 3/20/2029 USD 24,500,000 (809,946) (249,191) (1,059,137)
Pay 1D SOFR Annual 3.25% Annual 3/20/2034 USD 1,900,000 (105,560) (38,473) (144,033)
Pay 1D SONIA Annual 4.25% Annual 12/22/2025 GBP 12,100,000 (295,431) 66,414 (229,017)
Pay 1D SONIA Annual 3.62% Annual 12/20/2033 GBP 6,400,000 (400,996) (26,747) (427,743)
Pay 1D SONIA Annual 4.25% Annual 3/20/2034 GBP 2,800,000 31,143 (40,930) (9,787)
Pay 1D SONIA Annual 4.00% Annual 3/20/2034 GBP 3,400,000 (111,304) 19,000 (92,304)
Pay 1D TONAR Annual 0.50% Annual 12/20/2028 JPY 879,300,000 58,270 (84,740) (26,470)
Pay 1D TONAR Annual 0.50% Annual 3/21/2029 JPY 3,449,800,000 (170,136) 5,341 (164,795)
Pay 1D TONAR Annual 1.00% Annual 3/21/2034 JPY 230,000,000 (5,847) (948) (6,795)
Pay 3M BBR Qtrly 4.50% Semi 12/13/2028 NZD 4,000,000 19,245 (90,368) (71,123)
Pay 3M BBR Qtrly 5.00% Semi 3/15/2034 NZD 3,000,000 48,097 (68,651) (20,554)
Pay 3M JIBAR Qtrly 8.00% Qtrly 3/18/2026 ZAR 5,000,000 (245) (1,441) (1,686)
Pay 3M JIBAR Qtrly 8.50% Qtrly 3/22/2029 ZAR 5,000,000 (875) (3,984) (4,859)
Pay 3M STIBOR Qtrly 3.50% Annual 12/20/2028 SEK 12,000,000 10,365 (11,748) (1,383)
Pay 3M STIBOR Qtrly 3.00% Annual 12/20/2028 SEK 26,500,000 1,501 (58,937) (57,436)
Pay 3M STIBOR Qtrly 3.00% Annual 3/15/2034 SEK 27,000,000 (46,569) (36,662) (83,231)
Pay 6M BBR Semi 4.00% Semi 12/07/2028 AUD 3,700,000 (27,441) (23,257) (50,698)
Pay 6M BBR Semi 4.50% Semi 3/09/2034 AUD 500,000 1,634 (8,884) (7,250)
Pay 6M BUBOR Semi 7.00% Annual 3/18/2026 HUF 360,000,000 (1,012) (10,898) (11,910)
Pay 6M BUBOR Semi 7.00% Annual 12/20/2028 HUF 40,000,000 2,122 (3,210) (1,088)
Pay 6M BUBOR Semi 6.50% Annual 12/20/2028 HUF 40,000,000 (401) (2,869) (3,270)
Pay 6M BUBOR Semi 6.50% Annual 3/21/2029 HUF 180,000,000 3,959 (12,163) (8,204)
Pay 6M EURIBOR Semi 3.19% Annual 12/20/2028 EUR 32,100,000 297,696 (557,371) (259,675)
Pay 6M EURIBOR Semi 3.00% Annual 3/20/2034 EUR 1,700,000 (21,366) (31,005) (52,371)
Pay 6M NIBOR Semi 3.50% Annual 12/20/2028 NOK 81,200,000 (61,557) (226,982) (288,539)
Pay 6M NIBOR Semi 4.00% Annual 3/15/2034 NOK 32,300,000 (18,614) (18,979) (37,593)
Pay 6M WIBOR Semi 4.00% Annual 3/18/2026 PLN 1,200,000 (583) 144 (439)
Pay 6M WIBOR Semi 4.00% Annual 3/21/2029 PLN 500,000 (1,783) (228) (2,011)
Receive 1D SARON Annual 2.00% Annual 12/22/2025 CHF 2,200,000 (7,636) (7,488) (15,124)
Receive 1D SARON Annual 2.00% Annual 3/20/2026 CHF 100,000 (521) (204) (725)
Receive 1D SARON Annual 2.00% Annual 12/20/2033 CHF 600,000 (9,646) (2,464) (12,110)
Receive 1D SONIA Annual 5.25% Annual 3/20/2026 GBP 12,600,000 (102,089) 14,524 (87,565)
Receive 1D TONAR Annual 0.50% Annual 3/23/2026 JPY 9,960,000,000 (235,524) 27,592 (207,932)
Receive 3M BBR Qtrly 3.50% Qtrly 12/11/2025 AUD 100,000 260 (974) (714)
Receive 3M BBR Qtrly 4.50% Qtrly 12/11/2025 AUD 900,000 499 (2,721) (2,222)
Receive 3M STIBOR Qtrly 4.00% Annual 12/17/2025 SEK 22,000,000 (5,216) 2,554 (2,662)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M STIBOR Qtrly 4.00% Annual 3/18/2026 SEK 30,000,000 $ (6,581) $ (2,973) $ (9,554)
Receive 3M STIBOR Qtrly 3.50% Annual 3/21/2029 SEK 1,000,000 (766) 643 (123)
Receive 6M NIBOR Semi 5.00% Annual 12/17/2025 NOK 1,000,000 (713) 331 (382)
Receive 6M NIBOR Semi 4.50% Annual 3/21/2029 NOK 1,000,000 (466) (342) (808)
(2,054,394) (2,534,303) (4,588,697)
$ 133,218 $ 648,812 $ 782,030
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2023 were as follows:
1 Day Canadian Overnight Repo Rate Average (”CORRA”): 5.02%
1 Day Secured Overnight Financing Rate (''SOFR''): 5.31%
1 Day Sterling Overnight Index Average (''SONIA''): 5.19%
1 Day Swiss Average Rate Overnight (“SARON”): 1.71%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.06%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 11.50%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 4.14%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 5.27%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 8.33%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.83%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 4.06%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 4.40%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 11.99%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 4.13%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 5.03%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.02%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 5.53%
Total return swap contracts outstanding as of September 30, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/20/2023 EUR (3,797,300) $ 44,806
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/30/2023 HKD 8,035,300 10,187
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/30/2023 HKD 10,507,700 12,263

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 12/15/2023 CHF (3,190,580) $ 8,668
75,924
Hang Seng Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/30/2023 HKD (5,366,700) (8,484)
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/18/2023 BRL 5,274,990 (16,755)
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/14/2023 KRW 658,000,000 (13,654)
(38,893)
$ 37,031
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 6 10/2023 USD $ 553,200 $ (8,706)
HSCEI 45 10/2023 HKD 1,775,934 20,462
IFSC NIFTY 50 Index 38 10/2023 USD 1,497,998 (6,815)
LME Aluminum Base Metal 4 10/2023 USD 234,271 12,169
LME Aluminum Base Metal 8 10/2023 USD 468,664 27,325
LME Aluminum Base Metal 10 10/2023 USD 584,855 38,919
LME Aluminum Base Metal 12 10/2023 USD 700,725 45,165
LME Aluminum Base Metal 12 10/2023 USD 699,825 58,960
LME Aluminum Base Metal 13 10/2023 USD 760,175 28,074
LME Aluminum Base Metal 13 10/2023 USD 759,038 61,492
LME Aluminum Base Metal 19 10/2023 USD 1,109,600 79,798
LME Aluminum Base Metal 20 10/2023 USD 1,169,225 46,229
LME Copper Base Metal 1 10/2023 USD 205,938 (6,018)
LME Copper Base Metal 1 10/2023 USD 206,006 (7,221)
LME Copper Base Metal 1 10/2023 USD 205,738 (2,914)
LME Copper Base Metal 2 10/2023 USD 411,950 (11,543)
LME Copper Base Metal 4 10/2023 USD 822,767 (19,344)
LME Copper Base Metal 5 10/2023 USD 1,028,229 (11,244)
LME Copper Base Metal 8 10/2023 USD 1,643,700 (11,321)
LME Lead Base Metal 1 10/2023 USD 54,719 3,179
LME Lead Base Metal 1 10/2023 USD 54,658 1,856
LME Lead Base Metal 1 10/2023 USD 54,766 3,588
LME Lead Base Metal 1 10/2023 USD 54,388 1,191
LME Lead Base Metal 1 10/2023 USD 54,256 303
LME Lead Base Metal 2 10/2023 USD 109,475 6,270
LME Lead Base Metal 3 10/2023 USD 163,059 1,996
LME Lead Base Metal 3 10/2023 USD 162,971 313
LME Lead Base Metal 5 10/2023 USD 271,474 1,708
LME Nickel Base Metal 1 10/2023 USD 110,845 (15,416)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 1 10/2023 USD $ 110,822 $ (14,251)
LME Nickel Base Metal 1 10/2023 USD 110,708 (17,095)
LME Nickel Base Metal 1 10/2023 USD 111,227 (21,239)
LME Nickel Base Metal 2 10/2023 USD 221,918 (29,668)
LME Nickel Base Metal 2 10/2023 USD 222,303 (42,094)
LME Nickel Base Metal 3 10/2023 USD 332,946 (45,981)
LME Zinc Base Metal 1 10/2023 USD 66,138 6,418
LME Zinc Base Metal 1 10/2023 USD 66,122 7,130
LME Zinc Base Metal 2 10/2023 USD 132,263 14,294
LME Zinc Base Metal 2 10/2023 USD 132,292 8,221
LME Zinc Base Metal 3 10/2023 USD 198,428 19,031
LME Zinc Base Metal 3 10/2023 USD 198,408 14,499
LME Zinc Base Metal 3 10/2023 USD 198,431 19,739
LME Zinc Base Metal 7 10/2023 USD 462,642 50,209
LME Zinc Base Metal 10 10/2023 USD 661,313 64,471
LME Zinc Base Metal 10 10/2023 USD 661,408 41,982
Natural Gas 60 10/2023 USD 1,757,400 (36,762)
NY Harbor ULSD 8 10/2023 USD 1,109,002 44
RBOB Gasoline 16 10/2023 USD 1,612,464 (162,414)
SGX FTSE China A50 Index 476 10/2023 USD 5,996,648 (10,679)
SGX FTSE Taiwan Index 3 10/2023 USD 171,000 790
WTI Crude Oil 28 10/2023 USD 2,542,120 102,779
Ethanol 10 11/2023 USD 835,800 (28,366)
Fcoj-a 4 11/2023 USD 209,850 22,701
LME Aluminum Base Metal 1 11/2023 USD 58,663 4,660
LME Aluminum Base Metal 1 11/2023 USD 58,663 5,181
LME Aluminum Base Metal 1 11/2023 USD 58,663 5,160
LME Aluminum Base Metal 2 11/2023 USD 117,383 8,751
LME Aluminum Base Metal 3 11/2023 USD 176,213 10,220
LME Aluminum Base Metal 4 11/2023 USD 234,812 17,875
LME Aluminum Base Metal 4 11/2023 USD 234,650 11,628
LME Aluminum Base Metal 5 11/2023 USD 293,659 22,394
LME Aluminum Base Metal 6 11/2023 USD 351,975 20,451
LME Aluminum Base Metal 8 11/2023 USD 469,300 39,076
LME Aluminum Base Metal 9 11/2023 USD 527,963 33,386
LME Copper Base Metal 1 11/2023 USD 206,398 (7,230)
LME Copper Base Metal 1 11/2023 USD 206,450 (4,303)
LME Copper Base Metal 1 11/2023 USD 206,581 (3,696)
LME Copper Base Metal 1 11/2023 USD 206,281 (12,402)
LME Copper Base Metal 1 11/2023 USD 206,394 772
LME Copper Base Metal 2 11/2023 USD 412,869 3,070
LME Copper Base Metal 3 11/2023 USD 619,631 (9,506)
LME Copper Base Metal 4 11/2023 USD 825,258 (24,590)
LME Copper Base Metal 5 11/2023 USD 1,032,505 (13,110)
LME Lead Base Metal 1 11/2023 USD 54,230 467
LME Lead Base Metal 1 11/2023 USD 54,250 (97)
LME Lead Base Metal 1 11/2023 USD 54,200 657
LME Lead Base Metal 1 11/2023 USD 54,215 887
LME Lead Base Metal 1 11/2023 USD 54,240 575
LME Lead Base Metal 2 11/2023 USD 108,700 (1,135)
LME Lead Base Metal 2 11/2023 USD 108,400 3,097
LME Lead Base Metal 3 11/2023 USD 162,825 67
LME Nickel Base Metal 1 11/2023 USD 111,486 (7,617)
LME Nickel Base Metal 3 11/2023 USD 334,170 (36,369)
LME Nickel Base Metal 3 11/2023 USD 334,062 (53,595)
LME Nickel Base Metal 3 11/2023 USD 334,485 (28,584)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 4 11/2023 USD $ 445,632 $ (42,750)
LME Zinc Base Metal 4 11/2023 USD 264,870 35,721
LME Zinc Base Metal 6 11/2023 USD 397,341 44,936
LME Zinc Base Metal 9 11/2023 USD 596,081 76,023
LME Zinc Base Metal 10 11/2023 USD 662,355 67,263
LME Zinc Base Metal 11 11/2023 USD 728,338 101,195
LME Zinc Base Metal 12 11/2023 USD 795,255 64,890
LME Zinc Base Metal 12 11/2023 USD 794,850 92,740
LME Zinc Base Metal 12 11/2023 USD 794,325 107,752
Low Sulphur Gasoil 15 11/2023 USD 1,449,375 57,134
Milk 2 11/2023 USD 68,680 615
Robusta Coffee 47 11/2023 USD 1,157,140 (26,249)
Rough Rice 3 11/2023 USD 95,460 (758)
SGX Iron Ore 93 11/2023 USD 1,089,681 23,500
White Sugar 17 11/2023 USD 600,015 (7,499)
100 oz Gold 3 12/2023 USD 559,830 (22,139)
Cocoa 25 12/2023 USD 854,500 (29,024)
Cocoa 26 12/2023 GBP 935,499 77,321
DJIA CBOT E-Mini Index 11 12/2023 USD 1,854,875 (65,358)
ECX Emission 3 12/2023 EUR 259,037 (13,286)
KOSPI 200 Index 13 12/2023 KRW 792,389 (26,822)
Lean Hogs 10 12/2023 USD 287,100 (15,880)
Live Cattle 33 12/2023 USD 2,480,610 (9,189)
LME Aluminum Base Metal 1 12/2023 USD 58,742 2,720
LME Aluminum Base Metal 1 12/2023 USD 58,763 3,314
LME Aluminum Base Metal 1 12/2023 USD 58,825 4,422
LME Aluminum Base Metal 1 12/2023 USD 58,738 2,660
LME Aluminum Base Metal 2 12/2023 USD 117,688 7,182
LME Aluminum Base Metal 3 12/2023 USD 176,438 12,554
LME Aluminum Base Metal 4 12/2023 USD 235,464 14,952
LME Aluminum Base Metal 5 12/2023 USD 293,604 14,847
LME Aluminum Base Metal 7 12/2023 USD 411,688 20,600
LME Aluminum Base Metal 11 12/2023 USD 647,488 40,261
LME Aluminum Base Metal 15 12/2023 USD 883,125 56,956
LME Copper Base Metal 1 12/2023 USD 206,708 (2,295)
LME Copper Base Metal 1 12/2023 USD 206,675 697
LME Copper Base Metal 2 12/2023 USD 413,433 (7,032)
LME Copper Base Metal 2 12/2023 USD 413,529 (326)
LME Copper Base Metal 2 12/2023 USD 413,237 (13,518)
LME Copper Base Metal 2 12/2023 USD 413,200 (955)
LME Copper Base Metal 3 12/2023 USD 620,270 (12,225)
LME Copper Base Metal 4 12/2023 USD 827,000 (13,498)
LME Copper Base Metal 5 12/2023 USD 1,033,755 19,428
LME Copper Base Metal 6 12/2023 USD 1,240,068 (5,698)
LME Copper Base Metal 6 12/2023 USD 1,240,199 (15,537)
LME Lead Base Metal 1 12/2023 USD 54,349 (2,465)
LME Lead Base Metal 2 12/2023 USD 108,693 (2,769)
LME Lead Base Metal 3 12/2023 USD 163,036 (5,572)
LME Lead Base Metal 4 12/2023 USD 217,378 (6,233)
LME Lead Base Metal 4 12/2023 USD 217,383 (3,928)
LME Lead Base Metal 24 12/2023 USD 1,302,600 (32,532)
LME Nickel Base Metal 1 12/2023 USD 111,954 (7,959)
LME Nickel Base Metal 2 12/2023 USD 223,805 (15,631)
LME Nickel Base Metal 2 12/2023 USD 223,822 (14,984)
LME Nickel Base Metal 2 12/2023 USD 223,920 (11,705)
LME Nickel Base Metal 2 12/2023 USD 223,932 (7,613)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 2 12/2023 USD $ 224,328 $ (3,498)
LME Nickel Base Metal 3 12/2023 USD 335,268 (35,541)
LME Nickel Base Metal 3 12/2023 USD 335,973 (10,835)
LME Nickel Base Metal 3 12/2023 USD 336,420 (3,028)
LME Nickel Base Metal 10 12/2023 USD 1,121,160 (12,299)
LME Zinc Base Metal 2 12/2023 USD 132,700 7,776
LME Zinc Base Metal 3 12/2023 USD 198,690 5,099
LME Zinc Base Metal 3 12/2023 USD 199,106 11,760
LME Zinc Base Metal 3 12/2023 USD 198,713 300
LME Zinc Base Metal 3 12/2023 USD 198,956 16,515
LME Zinc Base Metal 4 12/2023 USD 265,442 12,337
LME Zinc Base Metal 4 12/2023 USD 265,358 14,163
LME Zinc Base Metal 4 12/2023 USD 265,369 16,598
LME Zinc Base Metal 4 12/2023 USD 264,975 14,785
LME Zinc Base Metal 6 12/2023 USD 397,268 13,550
LME Zinc Base Metal 10 12/2023 USD 663,128 47,383
LME Zinc Base Metal 22 12/2023 USD 1,457,335 73,003
LME Zinc Base Metal 82 12/2023 USD 5,438,138 282,403
MSCI Emerging Markets E-Mini Index 61 12/2023 USD 2,914,275 (84,151)
Nikkei 225 Index 2 12/2023 JPY 426,392 (4,498)
S&P 500 E-Mini Index 1 12/2023 USD 216,275 (8,794)
S&P Midcap 400 E-Mini Index 1 12/2023 USD 252,040 (8,391)
Silver 5 12/2023 USD 561,250 (50,095)
Soybean Oil 11 12/2023 USD 368,478 (40,027)
TOPIX Index 12 12/2023 JPY 1,865,766 (36,282)
Platinum 6 1/2024 USD 274,770 (3,412)
Crude Oil 48 2/2024 JPY 1,287,045 24,329
Rubber 1 3/2024 JPY 7,873 (17)
3 Month SARON 18 6/2024 CHF 4,828,399 2,809
3 Month SARON 13 9/2024 CHF 3,487,355 1,598
3 Month SARON 10 12/2024 CHF 2,683,536 976
3 Month SARON 9 3/2025 CHF 2,417,026 1,058
1,042,182
Short Contracts
CAC 40 10 Euro Index (31) 10/2023 EUR (2,343,886) 32,438
CBOE Volatility Index (3) 10/2023 USD (53,314) (1,524)
EURO STOXX 50 Volatility Index (14) 10/2023 EUR (26,199) (475)
Hang Seng Index (12) 10/2023 HKD (1,370,638) (15,242)
IBEX 35 Index (7) 10/2023 EUR (698,631) 1,348
LME Aluminum Base Metal (4) 10/2023 USD (234,271) (12,345)
LME Aluminum Base Metal (8) 10/2023 USD (468,664) (26,749)
LME Aluminum Base Metal (10) 10/2023 USD (584,855) (37,111)
LME Aluminum Base Metal (12) 10/2023 USD (700,725) (48,735)
LME Aluminum Base Metal (12) 10/2023 USD (699,825) (59,648)
LME Aluminum Base Metal (13) 10/2023 USD (759,038) (60,941)
LME Aluminum Base Metal (13) 10/2023 USD (760,175) (36,702)
LME Aluminum Base Metal (19) 10/2023 USD (1,109,600) (67,441)
LME Aluminum Base Metal (20) 10/2023 USD (1,169,225) (46,471)
LME Copper Base Metal (1) 10/2023 USD (205,938) 5,830
LME Copper Base Metal (1) 10/2023 USD (205,738) 3,907
LME Copper Base Metal (1) 10/2023 USD (206,006) 5,827
LME Copper Base Metal (2) 10/2023 USD (411,950) 10,795
LME Copper Base Metal (4) 10/2023 USD (822,767) 14,298
LME Copper Base Metal (5) 10/2023 USD (1,028,229) 11,839
LME Copper Base Metal (8) 10/2023 USD (1,643,700) 10,637
LME Lead Base Metal (1) 10/2023 USD (54,388) (1,040)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (1) 10/2023 USD $ (54,658) $ (2,132)
LME Lead Base Metal (1) 10/2023 USD (54,766) (3,321)
LME Lead Base Metal (1) 10/2023 USD (54,256) (421)
LME Lead Base Metal (1) 10/2023 USD (54,719) (2,873)
LME Lead Base Metal (2) 10/2023 USD (109,475) (6,434)
LME Lead Base Metal (3) 10/2023 USD (163,059) (2,867)
LME Lead Base Metal (3) 10/2023 USD (162,971) 446
LME Lead Base Metal (5) 10/2023 USD (271,474) (1,487)
LME Nickel Base Metal (1) 10/2023 USD (111,227) 20,710
LME Nickel Base Metal (1) 10/2023 USD (110,822) 13,948
LME Nickel Base Metal (1) 10/2023 USD (110,845) 16,934
LME Nickel Base Metal (1) 10/2023 USD (110,708) 16,051
LME Nickel Base Metal (2) 10/2023 USD (221,918) 29,553
LME Nickel Base Metal (2) 10/2023 USD (222,303) 41,121
LME Nickel Base Metal (3) 10/2023 USD (332,946) 44,006
LME Zinc Base Metal (1) 10/2023 USD (66,122) (7,325)
LME Zinc Base Metal (1) 10/2023 USD (66,138) (7,244)
LME Zinc Base Metal (2) 10/2023 USD (132,263) (12,938)
LME Zinc Base Metal (2) 10/2023 USD (132,292) (8,297)
LME Zinc Base Metal (3) 10/2023 USD (198,408) (13,327)
LME Zinc Base Metal (3) 10/2023 USD (198,428) (19,412)
LME Zinc Base Metal (3) 10/2023 USD (198,431) (18,888)
LME Zinc Base Metal (7) 10/2023 USD (462,642) (50,450)
LME Zinc Base Metal (10) 10/2023 USD (661,313) (67,271)
LME Zinc Base Metal (10) 10/2023 USD (661,408) (43,125)
MSCI Singapore Index (103) 10/2023 SGD (2,152,301) (32,827)
Natural Gas (5) 10/2023 EUR (159,320) 4,218
OMXS30 Index (82) 10/2023 SEK (1,621,154) 16,345
Rapeseed (29) 10/2023 EUR (678,358) 187
Canola (3) 11/2023 CAD (31,231) 214
CBOE Volatility Index (4) 11/2023 USD (72,985) 948
EURO STOXX 50 Volatility Index (14) 11/2023 EUR (27,161) (1,280)
Feeder Cattle (2) 11/2023 USD (254,900) 533
French Base Electricity (2) 11/2023 EUR (171,472) 738
Italian Base Electricity (1) 11/2023 EUR (97,634) 677
LME Aluminum Base Metal (1) 11/2023 USD (58,663) (4,623)
LME Aluminum Base Metal (1) 11/2023 USD (58,663) (5,021)
LME Aluminum Base Metal (1) 11/2023 USD (58,663) (5,167)
LME Aluminum Base Metal (2) 11/2023 USD (117,383) (8,838)
LME Aluminum Base Metal (3) 11/2023 USD (176,213) (9,946)
LME Aluminum Base Metal (4) 11/2023 USD (234,650) (11,413)
LME Aluminum Base Metal (4) 11/2023 USD (234,812) (18,415)
LME Aluminum Base Metal (5) 11/2023 USD (293,659) (22,832)
LME Aluminum Base Metal (6) 11/2023 USD (351,975) (20,378)
LME Aluminum Base Metal (8) 11/2023 USD (469,300) (39,072)
LME Aluminum Base Metal (9) 11/2023 USD (527,963) (31,588)
LME Copper Base Metal (1) 11/2023 USD (206,394) (1,359)
LME Copper Base Metal (1) 11/2023 USD (206,281) 13,716
LME Copper Base Metal (1) 11/2023 USD (206,581) 3,667
LME Copper Base Metal (1) 11/2023 USD (206,450) 4,387
LME Copper Base Metal (1) 11/2023 USD (206,398) 7,061
LME Copper Base Metal (2) 11/2023 USD (412,869) (1,512)
LME Copper Base Metal (3) 11/2023 USD (619,631) 9,611
LME Copper Base Metal (4) 11/2023 USD (825,258) 26,353
LME Copper Base Metal (5) 11/2023 USD (1,032,505) 11,057
LME Lead Base Metal (1) 11/2023 USD (54,240) (893)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (1) 11/2023 USD $ (54,215) $ (854)
LME Lead Base Metal (1) 11/2023 USD (54,250) (3)
LME Lead Base Metal (1) 11/2023 USD (54,230) (483)
LME Lead Base Metal (1) 11/2023 USD (54,200) (603)
LME Lead Base Metal (2) 11/2023 USD (108,700) 1,095
LME Lead Base Metal (2) 11/2023 USD (108,400) (3,155)
LME Lead Base Metal (3) 11/2023 USD (162,825) (225)
LME Nickel Base Metal (1) 11/2023 USD (111,486) 8,086
LME Nickel Base Metal (3) 11/2023 USD (334,062) 51,258
LME Nickel Base Metal (3) 11/2023 USD (334,485) 25,385
LME Nickel Base Metal (3) 11/2023 USD (334,170) 38,656
LME Nickel Base Metal (4) 11/2023 USD (445,632) 45,600
LME Zinc Base Metal (4) 11/2023 USD (264,870) (34,407)
LME Zinc Base Metal (6) 11/2023 USD (397,341) (45,745)
LME Zinc Base Metal (9) 11/2023 USD (596,081) (74,295)
LME Zinc Base Metal (10) 11/2023 USD (662,355) (65,767)
LME Zinc Base Metal (11) 11/2023 USD (728,338) (99,842)
LME Zinc Base Metal (12) 11/2023 USD (794,325) (103,398)
LME Zinc Base Metal (12) 11/2023 USD (795,255) (64,884)
LME Zinc Base Metal (12) 11/2023 USD (794,850) (89,752)
Lumber (1) 11/2023 USD (13,791) 33
Phelix De Base Electricity (2) 11/2023 EUR (165,839) 2,827
Soybean (161) 11/2023 USD (10,263,750) 292,872
Australia 10 Year Bond (133) 12/2023 AUD (9,586,035) 250,668
Australia 3 Year Bond (350) 12/2023 AUD (23,718,200) 173,321
Canada 10 Year Bond (180) 12/2023 CAD (15,270,679) 287,397
CBOE Volatility Index (5) 12/2023 USD (91,719) (3,396)
Coal (1) 12/2023 USD (162,500) 1,481
Coal (1) 12/2023 USD (127,950) 386
Coffee 'C' (19) 12/2023 USD (1,041,319) 107,926
Copper (85) 12/2023 USD (7,942,188) (5,080)
Corn (248) 12/2023 USD (5,911,700) 82,610
Cotton No. 2 (48) 12/2023 USD (2,091,600) (134,002)
Crude Palm Oil (6) 12/2023 MYR (120,345) 1,096
DAX Index (14) 12/2023 EUR (5,745,202) 137,952
Euro STOXX 50 Index (42) 12/2023 EUR (1,866,765) 36,248
EURO STOXX 50 Volatility Index (27) 12/2023 EUR (51,097) (2,527)
Euro-Bobl (171) 12/2023 EUR (20,908,335) 206,352
Euro-BTP (86) 12/2023 EUR (9,963,397) 457,863
Euro-Bund (74) 12/2023 EUR (10,044,784) 266,734
Euro-Buxl (30) 12/2023 EUR (3,861,288) 345,659
Euro-OAT (89) 12/2023 EUR (11,563,365) 315,133
Euro-Schatz (542) 12/2023 EUR (60,156,637) 111,795
French Base Electricity (1) 12/2023 EUR (311,554) 3,087
French Base Electricity (1) 12/2023 EUR (1,196,615) (5,035)
FTSE 100 Index (26) 12/2023 GBP (2,433,441) (24,772)
Italian Base Electricity (1) 12/2023 EUR (325,471) 20,327
Italian Base Electricity (1) 12/2023 EUR (1,278,061) 2,325
Japan 10 Year Bond (12) 12/2023 JPY (11,643,469) 67,252
KC HRW Wheat (13) 12/2023 USD (431,438) 26,372
LME Aluminum Base Metal (1) 12/2023 USD (58,742) (2,745)
LME Aluminum Base Metal (1) 12/2023 USD (58,763) (3,240)
LME Aluminum Base Metal (1) 12/2023 USD (58,825) (4,348)
LME Aluminum Base Metal (1) 12/2023 USD (58,738) (2,870)
LME Aluminum Base Metal (2) 12/2023 USD (117,688) (7,002)
LME Aluminum Base Metal (3) 12/2023 USD (176,438) (12,673)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (4) 12/2023 USD $ (235,464) $ (15,508)
LME Aluminum Base Metal (5) 12/2023 USD (293,604) (14,431)
LME Aluminum Base Metal (11) 12/2023 USD (647,488) (42,204)
LME Aluminum Base Metal (15) 12/2023 USD (883,125) (55,526)
LME Aluminum Base Metal (142) 12/2023 USD (8,351,375) (554,226)
LME Copper Base Metal (1) 12/2023 USD (206,708) 2,728
LME Copper Base Metal (1) 12/2023 USD (206,675) (690)
LME Copper Base Metal (2) 12/2023 USD (413,433) 6,198
LME Copper Base Metal (2) 12/2023 USD (413,200) (266)
LME Copper Base Metal (2) 12/2023 USD (413,529) 1,080
LME Copper Base Metal (2) 12/2023 USD (413,237) 13,661
LME Copper Base Metal (3) 12/2023 USD (620,270) 9,413
LME Copper Base Metal (5) 12/2023 USD (1,033,755) (20,119)
LME Copper Base Metal (6) 12/2023 USD (1,240,199) 16,407
LME Copper Base Metal (6) 12/2023 USD (1,240,068) 5,296
LME Copper Base Metal (33) 12/2023 USD (6,822,750) 30,065
LME Lead Base Metal (1) 12/2023 USD (54,349) 2,973
LME Lead Base Metal (2) 12/2023 USD (108,693) 2,802
LME Lead Base Metal (3) 12/2023 USD (163,036) 5,365
LME Lead Base Metal (4) 12/2023 USD (217,378) 5,599
LME Lead Base Metal (4) 12/2023 USD (217,383) 4,212
LME Lead Base Metal (11) 12/2023 USD (597,025) 16,609
LME Nickel Base Metal (1) 12/2023 USD (111,954) 7,568
LME Nickel Base Metal (2) 12/2023 USD (223,932) 7,233
LME Nickel Base Metal (2) 12/2023 USD (223,805) 16,341
LME Nickel Base Metal (2) 12/2023 USD (224,328) 3,280
LME Nickel Base Metal (2) 12/2023 USD (223,822) 13,684
LME Nickel Base Metal (2) 12/2023 USD (223,920) 12,756
LME Nickel Base Metal (3) 12/2023 USD (336,420) 6,096
LME Nickel Base Metal (3) 12/2023 USD (335,268) 38,260
LME Nickel Base Metal (3) 12/2023 USD (335,973) 11,938
LME Nickel Base Metal (10) 12/2023 USD (1,121,160) 16,100
LME Nickel Base Metal (58) 12/2023 USD (6,494,028) 447,265
LME Zinc Base Metal (2) 12/2023 USD (132,700) (8,206)
LME Zinc Base Metal (3) 12/2023 USD (198,713) (146)
LME Zinc Base Metal (3) 12/2023 USD (198,690) (9,924)
LME Zinc Base Metal (3) 12/2023 USD (199,106) (12,590)
LME Zinc Base Metal (3) 12/2023 USD (198,956) (15,965)
LME Zinc Base Metal (4) 12/2023 USD (264,975) (15,861)
LME Zinc Base Metal (4) 12/2023 USD (265,369) (17,731)
LME Zinc Base Metal (4) 12/2023 USD (265,358) (14,620)
LME Zinc Base Metal (4) 12/2023 USD (265,442) (13,004)
LME Zinc Base Metal (6) 12/2023 USD (397,268) (13,659)
LME Zinc Base Metal (10) 12/2023 USD (663,128) (50,407)
LME Zinc Base Metal (22) 12/2023 USD (1,457,335) (70,813)
LME Zinc Base Metal (83) 12/2023 USD (5,504,456) (456,197)
Long Gilt (54) 12/2023 GBP (6,179,392) 39,772
Milling Wheat No. 2 (70) 12/2023 EUR (871,438) 7,291
MSCI EAFE E-Mini Index (37) 12/2023 USD (3,776,775) 127,731
NASDAQ 100 E-Mini Index (1) 12/2023 USD (297,330) (907)
Palladium (1) 12/2023 USD (125,600) (1,742)
Phelix De Base Electricity (1) 12/2023 EUR (279,935) 18,573
Phelix De Base Electricity (1) 12/2023 EUR (1,128,078) (2,086)
Russell 2000 E-Mini Index (18) 12/2023 USD (1,618,740) 56,430
S&P/TSX 60 Index (3) 12/2023 CAD (519,625) 3,128
Soybean Meal (1) 12/2023 USD (38,120) (784)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
SPI 200 Index (15) 12/2023 AUD $ (1,708,479) $ 28,543
U.S. Treasury 10 Year Note (200) 12/2023 USD (21,606,250) 378,011
U.S. Treasury 2 Year Note (372) 12/2023 USD (75,405,561) 122,136
U.S. Treasury 5 Year Note (305) 12/2023 USD (32,125,078) 210,881
U.S. Treasury Long Bond (108) 12/2023 USD (12,298,500) 658,566
U.S. Treasury Ultra Bond (84) 12/2023 USD (9,993,375) 657,499
Wheat (5) 12/2023 USD (177,313) 5,484
Wheat (5) 12/2023 ZAR (81,785) 29
Wheat (95) 12/2023 USD (2,572,125) 607,098
White Maize (9) 12/2023 ZAR (195,413) (20,144)
Yellow Maize (16) 12/2023 ZAR (337,683) (7,150)
Aluminum (7) 1/2024 USD (412,738) (22,216)
CBOE Volatility Index (6) 1/2024 USD (114,598) 3,549
Rapeseed (14) 1/2024 EUR (339,509) 3,098
CBOE Volatility Index (6) 2/2024 USD (115,808) (1,741)
Sugar No. 11 (2) 2/2024 USD (59,315) 1,245
3 Month Canadian Bankers Acceptance (153) 3/2024 CAD (26,565,903) 110,842
3 Month Euro Euribor (60) 3/2024 EUR (15,232,329) 25,575
90-Day Australian Bank Bill (44) 3/2024 AUD (27,985,487) (6,367)
90-Day New Zealand Bill (37) 3/2024 NZD (21,853,713) 3,849
3 Month Canadian Bankers Acceptance (134) 6/2024 CAD (23,281,668) 155,432
3 Month Euro Euribor (56) 6/2024 EUR (14,237,563) 36,075
3 Month SOFR (121) 6/2024 USD (28,622,550) 80,669
3 Month SONIA (14) 6/2024 GBP (4,039,965) (14,269)
90-Day Australian Bank Bill (73) 6/2024 AUD (46,427,069) (3,250)
90-Day New Zealand Bill (33) 6/2024 NZD (19,491,623) 14,533
3 Month Canadian Bankers Acceptance (143) 9/2024 CAD (24,908,531) 132,131
3 Month Euro Euribor (55) 9/2024 EUR (14,012,395) 32,994
3 Month SOFR (104) 9/2024 USD (24,651,900) 110,315
3 Month SONIA (27) 9/2024 GBP (7,800,008) (32,969)
90-Day Australian Bank Bill (117) 9/2024 AUD (74,415,953) 21,013
90-Day New Zealand Bill (34) 9/2024 NZD (20,089,112) 8,547
3 Month Canadian Bankers Acceptance (134) 12/2024 CAD (23,386,490) 55,329
3 Month Euro Euribor (43) 12/2024 EUR (10,980,149) 17,662
3 Month SOFR (92) 12/2024 USD (21,870,700) 135,911
3 Month SONIA (26) 12/2024 GBP (7,525,394) (28,908)
90-Day Australian Bank Bill (110) 12/2024 AUD (69,979,079) 32,012
3 Month Euro Euribor (36) 3/2025 EUR (9,207,432) 12,680
3 Month SOFR (75) 3/2025 USD (17,889,375) 120,817
3 Month SONIA (20) 3/2025 GBP (5,800,965) (15,487)
3 Month Euro Euribor (33) 6/2025 EUR (8,449,304) 7,319
3 Month SOFR (75) 6/2025 USD (17,941,875) 104,363
3 Month SONIA (21) 6/2025 GBP (6,102,864) (12,520)
3 Month Euro Euribor (31) 9/2025 EUR (7,941,732) 16,762
3 Month SOFR (72) 9/2025 USD (17,259,300) 88,831
3 Month SONIA (18) 9/2025 GBP (5,238,438) (14,450)
3 Month SOFR (68) 12/2025 USD (16,318,300) 57,197
3 Month SONIA (15) 12/2025 GBP (4,370,398) (11,277)
5,473,184
$ 6,515,366

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
Forward foreign currency exchange contracts outstanding as of September 30, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 409,000 USD 263,480 CITI 12/20/2023 $ 220
AUD 409,000 USD 263,479 JPMC 12/20/2023 222
CAD 1,583,000 USD 1,163,841 CITI 12/20/2023 3,125
CAD 1,583,000 USD 1,163,835 JPMC 12/20/2023 3,131
CZK 5,000,000 USD 216,048 CITI 12/20/2023 206
CZK 5,000,000 USD 216,047 JPMC 12/20/2023 207
INR 185,000,000 USD 2,215,205 CITI
**
12/20/2023 2,277
INR 185,000,000 USD 2,215,194 JPMC
**
12/20/2023 2,288
MXN 13,880,504 USD 777,232 CITI 12/20/2023 8,610
MXN 13,880,501 USD 777,228 JPMC 12/20/2023 8,614
NOK 37,000,002 USD 3,445,815 CITI 12/20/2023 20,931
NOK 36,999,998 USD 3,445,797 JPMC 12/20/2023 20,949
NZD 15,223,000 USD 9,039,135 CITI 12/20/2023 85,078
NZD 15,223,000 USD 9,039,089 JPMC 12/20/2023 85,123
SGD 602,500 USD 441,553 CITI 12/20/2023 798
SGD 602,500 USD 441,551 JPMC 12/20/2023 801
USD 1,116,513 AUD 1,725,126 CITI 12/20/2023 4,248
USD 1,116,517 AUD 1,725,124 JPMC 12/20/2023 4,254
USD 34,524 BRL 173,056 CITI
**
12/20/2023 434
USD 34,524 BRL 173,054 JPMC
**
12/20/2023 434
USD 3,911,340 CAD 5,303,586 CITI 12/20/2023 1,607
USD 3,911,359 CAD 5,303,586 JPMC 12/20/2023 1,626
USD 9,601,851 CHF 8,408,503 CITI 12/20/2023 332,763
USD 9,601,892 CHF 8,408,497 JPMC 12/20/2023 332,810
USD 194,184 CLP 171,774,032 CITI
**
12/20/2023 2,062
USD 194,185 CLP 171,774,032 JPMC
**
12/20/2023 2,063
USD 35,366 COP 146,199,252 CITI
**
12/20/2023 238
USD 35,366 COP 146,199,252 JPMC
**
12/20/2023 238
USD 682,940 CZK 15,321,000 CITI 12/20/2023 20,294
USD 682,943 CZK 15,321,000 JPMC 12/20/2023 20,298
USD 25,012,501 EUR 23,380,500 CITI 12/20/2023 199,585
USD 25,012,626 EUR 23,380,500 JPMC 12/20/2023 199,711
USD 4,275,050 GBP 3,460,500 CITI 12/20/2023 50,489
USD 4,275,071 GBP 3,460,500 JPMC 12/20/2023 50,511
USD 651,179 HUF 238,152,516 CITI 12/20/2023 12,852
USD 651,183 HUF 238,152,516 JPMC 12/20/2023 12,855
USD 2,593,259 IDR 39,685,649,845 CITI
**
12/20/2023 32,225
USD 2,593,272 IDR 39,685,649,843 JPMC
**
12/20/2023 32,238
USD 135,915 ILS 513,990 CITI 12/20/2023 614
USD 135,916 ILS 513,990 JPMC 12/20/2023 615
USD 3,896,452 INR 322,908,985 CITI
**
12/20/2023 25,939
USD 3,896,472 INR 322,908,983 JPMC
**
12/20/2023 25,959
USD 43,097,486 JPY 6,211,356,576 CITI 12/20/2023 976,669
USD 43,097,702 JPY 6,211,356,572 JPMC 12/20/2023 976,884
USD 1,711,403 KRW 2,274,968,126 CITI
**
12/20/2023 22,287
USD 1,711,412 KRW 2,274,968,121 JPMC
**
12/20/2023 22,295
USD 575,043 NOK 6,094,876 CITI 12/20/2023 3,979
USD 575,046 NOK 6,094,872 JPMC 12/20/2023 3,982
USD 3,077,148 PLN 13,281,501 CITI 12/20/2023 46,436
USD 3,077,163 PLN 13,281,499 JPMC 12/20/2023 46,451
USD 6,519,396 SGD 8,826,000 CITI 12/20/2023 39,406
USD 6,519,428 SGD 8,826,000 JPMC 12/20/2023 39,439
USD 5,572,107 TWD 176,520,502 CITI
**
12/20/2023 68,529
USD 5,572,135 TWD 176,520,498 JPMC
**
12/20/2023 68,557
USD 4,527,225 ZAR 85,415,000 CITI 12/20/2023 47,770

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 4,527,247 ZAR 85,414,998 JPMC 12/20/2023 $ 47,791
Total unrealized appreciation 4,020,017
CAD 14,584,000 USD 10,838,866 CITI 12/20/2023 (87,734)
CAD 14,584,000 USD 10,838,812 JPMC 12/20/2023 (87,680)
CZK 54,000,000 USD 2,362,788 CITI 12/20/2023 (27,243)
CZK 54,000,000 USD 2,362,776 JPMC 12/20/2023 (27,231)
EUR 40,386,631 USD 43,799,456 CITI 12/20/2023 (938,522)
EUR 40,386,626 USD 43,799,231 JPMC 12/20/2023 (938,303)
GBP 19,161,002 USD 24,097,333 CITI 12/20/2023 (705,682)
GBP 19,160,996 USD 24,097,205 JPMC 12/20/2023 (705,561)
JPY 705,000,000 USD 4,850,973 CITI 12/20/2023 (70,185)
JPY 705,000,000 USD 4,850,948 JPMC 12/20/2023 (70,161)
MXN 13,880,503 USD 808,182 CITI 12/20/2023 (22,341)
MXN 13,880,500 USD 808,178 JPMC 12/20/2023 (22,337)
NOK 11,000,000 USD 1,037,660 CITI 12/20/2023 (7,005)
NOK 11,000,000 USD 1,037,654 JPMC 12/20/2023 (7,001)
NZD 800,500 USD 479,858 CITI 12/20/2023 (63)
NZD 800,500 USD 479,856 JPMC 12/20/2023 (60)
PLN 5,435,501 USD 1,308,730 CITI 12/20/2023 (68,400)
PLN 5,435,500 USD 1,308,723 JPMC 12/20/2023 (68,394)
SEK 17,000,000 USD 1,573,072 CITI 12/20/2023 (10,759)
SEK 17,000,000 USD 1,573,064 JPMC 12/20/2023 (10,751)
SGD 2,217,002 USD 1,628,629 CITI 12/20/2023 (921)
SGD 2,216,998 USD 1,628,617 JPMC 12/20/2023 (913)
USD 1,024,619 AUD 1,597,876 CITI 12/20/2023 (5,602)
USD 1,024,622 AUD 1,597,874 JPMC 12/20/2023 (5,597)
USD 1,302,616 CAD 1,768,914 CITI 12/20/2023 (1,404)
USD 1,302,623 CAD 1,768,914 JPMC 12/20/2023 (1,397)
USD 220,995 CLP 200,000,000 CITI
**
12/20/2023 (2,696)
USD 220,996 CLP 200,000,000 JPMC
**
12/20/2023 (2,695)
USD 104,137 COP 438,597,755 CITI
**
12/20/2023 (1,246)
USD 104,175 COP 438,597,749 JPMC
**
12/20/2023 (1,208)
USD 2,781,023 EUR 2,622,500 CITI 12/20/2023 (2,145)
USD 2,781,037 EUR 2,622,500 JPMC 12/20/2023 (2,132)
USD 463,985 GBP 381,000 CITI 12/20/2023 (1,138)
USD 463,987 GBP 381,000 JPMC 12/20/2023 (1,136)
USD 39,726 ILS 151,010 CITI 12/20/2023 (25)
USD 39,726 ILS 151,010 JPMC 12/20/2023 (25)
USD 408,099 KRW 550,000,000 CITI
**
12/20/2023 (264)
USD 408,101 KRW 550,000,000 JPMC
**
12/20/2023 (262)
USD 12,539,307 NZD 21,111,502 CITI 12/20/2023 (114,298)
USD 12,539,367 NZD 21,111,498 JPMC 12/20/2023 (114,236)
USD 451,184 PHP 25,633,000 CITI
**
12/20/2023 (1,488)
USD 451,186 PHP 25,633,000 JPMC
**
12/20/2023 (1,486)
USD 5,599,951 SEK 61,594,500 CITI 12/20/2023 (60,630)
USD 5,599,979 SEK 61,594,500 JPMC 12/20/2023 (60,602)
USD 1,665,310 TWD 53,500,000 CITI
**
12/20/2023 (2,720)
USD 1,665,318 TWD 53,500,000 JPMC
**
12/20/2023 (2,712)
USD 6,645,562 ZAR 128,415,002 CITI 12/20/2023 (88,962)
USD 6,645,596 ZAR 128,415,000 JPMC 12/20/2023 (88,927)
Total unrealized depreciation (4,442,280)
Net unrealized depreciation $ (422,263)
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
Total return basket swap contracts outstanding as of September 30, 2023:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the HONIX plus
or minus a specified spread
(-0.04% to 0.02%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
37-61 months
maturity ranging
from 09/21/2026
- 09/08/2028 $1,466,783 $(10,800) $(1,043) $(11,843)
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NOWA plus
or minus a specified spread
(-0.04% to 0.03%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
37-61 months
maturity ranging
from 09/21/2026
- 09/08/2028 $1,532,002 $1,183 $(50) $1,133
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-1.10% to 0.04%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
37-61 months
maturity ranging
from 09/21/2026
- 09/08/2028 $1,183,807 $4,157 $(1,811) $2,346
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
37-61 months
maturity
ranging from
09/21/2026
- 10/03/2028 $7,764,472 $95,065 $14,681 $109,746

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 17,259 129,053 (15,315) (14.0)
ALS Ltd. 9,790 71,907 (1,676) (1.5)
ANZ Group Holdings Ltd. 3,265 53,551 483 0.4
Aristocrat Leisure Ltd. 7,177 187,510 (1,314) (1.2)
BHP Group Ltd. 13,085 367,569 257 0.2
BlueScope Steel Ltd. 19,381 240,005 (18,467) (16.8)
Brambles Ltd. 11,546 106,068 (4,721) (4.3)
Coles Group Ltd. 5,654 56,432 (242) (0.2)
Fortescue Metals Group Ltd. 6,186 82,231 3,755 3.4
IGO Ltd. 10,738 86,173 (5,988) (5.5)
Incitec Pivot Ltd. 69,533 139,327 2,079 1.9
JB Hi-Fi Ltd. 7,102 206,282 (3,993) (3.6)
New Hope Corp. Ltd. 10,212 41,434 2,236 2.0
Northern Star Resources Ltd. 8,718 57,890 (2,629) (2.4)
Orica Ltd. 7,358 73,365 (1,430) (1.3)
Origin Energy Ltd. 70,645 397,798 9,446 8.6
Pilbara Minerals Ltd. 80,280 219,019 (8,608) (7.8)
Qantas Airways Ltd. 147,381 487,903 (32,083) (29.2)
QBE Insurance Group Ltd. 3,706 37,124 (451) (0.4)
Qube Holdings Ltd. 33,280 61,128 (3,920) (3.6)
Sonic Healthcare Ltd. 3,893 74,337 (2,884) (2.6)
South32 Ltd. 49,276 106,397 1,957 1.8
Suncorp Group Ltd. 11,261 100,331 (308) (0.3)
Whitehaven Coal Ltd. 16,216 73,544 9,841 9.0
Woodside Energy Group Ltd. 1,593 37,039 (369) (0.3)
Woolworths Group Ltd. 5,973 143,001 (1,193) (1.1)
New Zealand
Xero Ltd. 761 54,729 (4,479) (4.1)
Short Positions
Common Stocks
Australia
APA Group (7,860) (41,814) 1,092 1.0
carsales.com Ltd. (9,885) (177,084) 9,028 8.2
Cleanaway Waste Management Ltd. (55,758) (86,841) 3,133 2.9
Commonwealth Bank of Australia (5,898) (376,741) 9,715 8.9
Domino's Pizza Enterprises Ltd. (7,199) (244,449) 110 0.1
Endeavour Group Ltd. (24,141) (81,507) 1,378 1.3
Evolution Mining Ltd. (22,573) (47,123) 4,924 4.5
IDP Education Ltd. (28,397) (388,619) 48,472 44.2
Insurance Australia Group Ltd. (12,039) (43,672) 1,532 1.4
Lynas Rare Earths Ltd. (28,735) (124,097) 5,888 5.4
Mineral Resources Ltd. (3,921) (168,375) 4,043 3.7
NEXTDC Ltd. (29,471) (233,186) 12,183 11.1
Pro Medicus Ltd. (2,224) (118,673) (14,489) (13.2)
Ramsay Health Care Ltd. (1,380) (45,803) (883) (0.8)
REA Group Ltd. (2,449) (241,869) 13,814 12.6
Reece Ltd. (7,603) (90,501) 3,160 2.9
Seven Group Holdings Ltd. (3,708) (73,858) (4,958) (4.5)
Transurban Group (8,116) (65,948) 2,671 2.4
Washington H Soul Pattinson & Co. Ltd. (6,022) (125,623) 3,813 3.5

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Wesfarmers Ltd. (4,264) (144,311) 1,375 1.3
WiseTech Global Ltd. (5,088) (211,205) 11,723 10.7
United States
CSL Ltd. (3,643) (586,898) 36,222 33.0
James Hardie Industries plc (6,219) (162,647) 20,564 18.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.05% to 0.02%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
37-61 months
maturity
ranging from
09/21/2026
- 10/04/2028 $13,278,647 $113,866 $10,169 $124,035
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. 5,234 237,837 (4,248) (3.4)
Air Canada 24,237 345,822 (30,108) (24.3)
Alimentation Couche-Tard, Inc. 5,694 289,175 (13,080) (10.5)
ARC Resources Ltd. 17,983 287,040 9,003 7.3
Atco Ltd. 4,101 103,865 (5,193) (4.2)
Bank of Nova Scotia (The) 4,514 202,328 (10,103) (8.1)
Bombardier, Inc. 7,193 250,808 (17,909) (14.4)
Boralex, Inc. 4,289 92,143 (9,774) (7.9)
CCL Industries, Inc. 2,483 104,219 (1,698) (1.4)
Empire Co. Ltd. 5,785 157,376 9,200 7.4
Fairfax Financial Holdings Ltd. 337 275,101 (2,786) (2.2)
Finning International, Inc. 5,976 176,255 (11,353) (9.2)
Franco-Nevada Corp. 1,003 133,903 (7,702) (6.2)
George Weston Ltd. 1,204 133,524 (1,564) (1.3)
Imperial Oil Ltd. 3,105 191,249 12,505 10.1
Loblaw Cos. Ltd. 1,061 90,145 (2,484) (2.0)
MEG Energy Corp. 9,604 186,883 8,344 6.7
Metro, Inc. 2,426 125,993 (32) (0.0)
National Bank of Canada 3,119 207,199 (7,211) (5.8)
Nutrien Ltd. 9,247 571,057 (9,599) (7.7)
Onex Corp. 1,811 106,440 (7,173) (5.8)
Open Text Corp. 4,923 172,781 (21,312) (17.2)
Pembina Pipeline Corp. 5,869 176,470 (3,284) (2.6)
Quebecor, Inc. 4,430 94,944 (939) (0.8)
Sun Life Financial, Inc. 5,016 244,734 (923) (0.7)
TFI International, Inc. 855 109,808 (3,525) (2.8)
Toromont Industries Ltd. 1,284 104,573 273 0.2

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
West Fraser Timber Co. Ltd. 3,225 234,137 6,173 5.0
Whitecap Resources, Inc. 28,205 238,182 (1,661) (1.3)
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp. (59,796) (353,955) 66,813 53.9
Bank of Montreal (4,461) (376,323) 3,350 2.7
BCE, Inc. (4,967) (189,611) 13,787 11.1
Brookfield Asset Management Ltd. (3,094) (103,099) 2,300 1.9
CAE, Inc. (4,202) (98,101) 2,568 2.1
Cameco Corp. (7,149) (283,644) (12,862) (10.4)
Canadian Imperial Bank of Commerce (9,473) (365,669) 9,973 8.0
Canadian Natural Resources Ltd. (1,629) (105,350) (2,135) (1.7)
Canadian Pacific Kansas City Ltd. (9,369) (696,407) 28,151 22.7
Emera, Inc. (4,555) (159,027) 10,128 8.2
Fortis, Inc. (5,324) (202,220) 9,251 7.5
GFL Environmental, Inc. (4,102) (130,255) 5,376 4.3
Magna International, Inc. (3,418) (183,174) 12,039 9.7
Pan American Silver Corp. (12,701) (183,841) 15,411 12.4
RB Global, Inc. (3,314) (207,489) 8,569 6.9
Rogers Communications, Inc. (16,726) (642,195) 18,793 15.2
Royal Bank of Canada (7,381) (645,039) 9,238 7.4
Suncor Energy, Inc. (3,329) (114,484) (2,181) (1.8)
Toronto-Dominion Bank (The) (4,771) (287,437) 176 0.1
WSP Global, Inc. (1,271) (179,386) 469 0.4
Zambia
First Quantum Minerals Ltd. (7,139) (168,666) 11,381 9.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
37-61 months
maturity
ranging from
09/21/2026
- 10/03/2028 $8,433,734 $140,137 $708 $140,845
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 21,194 756,482 (7,600) (5.4)
Cie Financiere Richemont SA (Registered) 298 36,291 (1,272) (0.9)
Clariant AG (Registered) 6,542 103,145 (725) (0.5)
DKSH Holding AG 1,276 86,311 (5,972) (4.2)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Dufry AG (Registered) 1,858 70,541 (4,850) (3.4)
Galenica AG 691 51,048 (1,267) (0.9)
Georg Fischer AG (Registered) 2,651 148,876 (6,588) (4.7)
Helvetia Holding AG (Registered) 571 79,762 (2,954) (2.1)
Julius Baer Group Ltd. 728 46,598 (676) (0.5)
Logitech International SA (Registered) 2,677 184,173 (452) (0.3)
Novartis AG (Registered) 6,741 688,449 38,099 27.1
SGS SA (Registered) 166 13,932 (892) (0.6)
Swatch Group AG (The) 374 95,790 (4,928) (3.5)
Swisscom AG (Registered) 346 205,451 501 0.4
Zurich Insurance Group AG 42 19,217 (79) (0.1)
United States
Holcim AG 11,745 751,785 16,557 11.8
Roche Holding AG 366 99,918 (301) (0.2)
Swiss Re AG 5,384 552,939 13,784 9.8
Short Positions
Common Stocks
Switzerland
Adecco Group AG (Registered) (2,065) (84,816) (1,661) (1.2)
Alcon, Inc. (1,043) (80,486) 493 0.4
Bachem Holding AG (2,189) (161,458) 12,773 9.1
Baloise Holding AG (Registered) (158) (22,875) 2,119 1.5
Banque Cantonale Vaudoise (Registered) (1,087) (113,746) (441) (0.3)
Barry Callebaut AG (Registered) (12) (19,083) 297 0.2
Belimo Holding AG (Registered) (103) (48,883) 493 0.4
BKW AG (174) (30,631) 297 0.2
Chocoladefabriken Lindt & Spruengli AG (18) (200,026) 4,410 3.1
EMS-Chemie Holding AG (Registered) (95) (64,377) 2,613 1.9
Flughafen Zurich AG (Registered) (138) (26,275) 1,119 0.8
Geberit AG (Registered) (686) (342,093) (5,307) (3.8)
Givaudan SA (Registered) (79) (257,211) (7,647) (5.4)
Kuehne + Nagel International AG (Registered) (67) (19,037) 31 0.0
Lonza Group AG (Registered) (472) (218,322) 32,902 23.4
Partners Group Holding AG (370) (415,360) (4,146) (2.9)
Schindler Holding AG (182) (36,254) 1,683 1.2
SIG Group AG (13,080) (322,231) 2,715 1.9
Sika AG (Registered) (2,739) (693,956) 25,614 18.2
Sonova Holding AG (Registered) (481) (113,841) 241 0.2
Straumann Holding AG (Registered) (2,299) (292,614) 20,540 14.6
Swiss Life Holding AG (Registered) (22) (13,688) 62 0.0
Tecan Group AG (Registered) (94) (31,595) 2,293 1.6
Temenos AG (Registered) (195) (13,638) 149 0.1
UBS Group AG (Registered) (7,983) (196,639) 1,813 1.3
VAT Group AG (614) (219,102) 6,585 4.7
United States
Nestle SA (Registered) (3,576) (404,789) 9,712 6.9

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.04% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
37-61 months
maturity
ranging from
09/21/2026
- 09/08/2028 $3,492,244 $60,554 $(747) $59,807
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 152 273,432 2,434 4.1
Carlsberg A/S 1,135 143,106 (12,025) (20.1)
Danske Bank A/S 13,836 321,078 16,351 27.3
Genmab A/S 437 154,720 (5,846) (9.8)
ISS A/S 9,226 141,725 (7,889) (13.2)
Jyske Bank A/S (Registered) 1,898 138,448 6,694 11.2
Pandora A/S 3,046 314,321 (2,609) (4.4)
Short Positions
Common Stocks
Denmark
Ambu A/S (7,060) (73,588) 4,774 8.0
Coloplast A/S (3,734) (395,121) 7,664 12.8
Demant A/S (1,849) (76,348) 1,535 2.6
DSV A/S (644) (120,003) 302 0.5
GN Store Nord A/S (2,005) (36,048) 1,511 2.5
Novo Nordisk A/S (5,218) (475,105) 9,131 15.3
Novozymes A/S (7,689) (309,366) 30,045 50.2
Orsted A/S (4,359) (237,144) 257 0.4
ROCKWOOL A/S (147) (35,528) 168 0.3
Royal Unibrew A/S (1,258) (97,156) 9,127 15.3
Tryg A/S (1,786) (32,683) 1,293 2.2
Vestas Wind Systems A/S (5,484) (117,324) (2,363) (4.0)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.06% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
37-61 months
maturity
ranging from
09/21/2026
- 10/03/2028 $36,717,310 $528,591 $25,051 $553,642
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Cie de Saint-Gobain SA 6,388 382,324 (5,136) (0.9)
Eiffage SA 3,065 290,923 (4,997) (0.9)
Getlink SE 16,989 270,837 (4,335) (0.8)
Orange SA 22,288 255,649 (1,281) (0.2)
Renault SA 6,195 253,478 14,186 2.6
Rexel SA 14,836 332,415 (14,388) (2.6)
Sodexo SA 2,462 253,457 (9,181) (1.7)
Germany
Bayerische Motoren Werke AG 5,985 607,880 (3,124) (0.6)
Commerzbank AG 35,316 400,814 44,619 8.1
Deutsche Bank AG (Registered) 39,467 433,753 23,290 4.2
Deutsche Lufthansa AG (Registered) 51,935 410,983 (37,565) (6.8)
Heidelberg Materials AG 4,689 363,165 3,552 0.6
Mercedes-Benz Group AG 9,545 664,301 (3,655) (0.7)
RWE AG 7,091 263,217 (10,255) (1.9)
thyssenkrupp AG 38,259 290,857 (1,020) (0.2)
Italy
Banco BPM SpA 72,815 346,782 25,067 4.5
Leonardo SpA 19,830 285,629 (4,832) (0.9)
Prysmian SpA 10,258 411,739 (4,937) (0.9)
UniCredit SpA 18,840 448,889 28,607 5.2
Luxembourg
ArcelorMittal SA 15,874 397,422 (8,068) (1.5)
Netherlands
ABN AMRO Bank NV 26,449 373,792 (868) (0.2)
Koninklijke Ahold Delhaize NV 13,760 414,722 (4,137) (0.7)
Wolters Kluwer NV 2,132 258,133 2,298 0.4
Spain
Industria de Diseno Textil SA 7,954 295,985 (5,071) (0.9)
Repsol SA 53,231 875,598 25,253 4.6
United States
Sanofi 2,874 308,597 (787) (0.1)
Stellantis NV 13,406 256,704 9,332 1.7
Tenaris SA 36,814 581,512 (3,989) (0.7)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Preferred Stocks
Germany
Volkswagen AG (Preference) 2,317 266,222 1,513 0.3
Short Positions
Common Stocks
Belgium
UCB SA (3,613) (295,938) 18,893 3.4
France
Cie Generale des Etablissements Michelin SCA (10,240) (313,415) 10,181 1.8
EssilorLuxottica SA (1,806) (314,146) 15,928 2.9
L'Oreal SA (1,216) (503,925) 18,239 3.3
Sartorius Stedim Biotech (1,300) (309,275) 40,293 7.3
Germany
adidas AG (2,637) (462,553) 32,787 5.9
Covestro AG (5,781) (310,873) 16,117 2.9
Fresenius Medical Care AG & Co. KGaA (9,415) (404,769) (9,595) (1.7)
HelloFresh SE (8,569) (254,624) 13,449 2.4
Rheinmetall AG (1,709) (439,643) 13,111 2.4
Siemens Healthineers AG (11,868) (600,306) (21,385) (3.9)
Italy
Moncler SpA (4,825) (279,633) 17,139 3.1
Luxembourg
Eurofins Scientific SE (7,212) (406,448) 6,669 1.2
Netherlands
Adyen NV (552) (409,272) 10,721 1.9
Portugal
EDP - Energias de Portugal SA (65,545) (272,533) 14,428 2.6
Spain
Grifols SA (20,380) (263,960) 6,991 1.3
Switzerland
DSM-Firmenich AG (5,374) (454,118) (1,176) (0.2)
United States
Ferrovial SE (9,682) (295,853) 7,862 1.4
Schneider Electric SE (2,114) (348,371) 3,422 0.6
Preferred Stocks
Germany
Henkel AG & Co. KGaA (Preference) (5,698) (405,752) 27,028 4.9
Sartorius AG (Preference) (1,284) (434,883) 23,684 4.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
37-61 months
maturity
ranging from
09/21/2026
- 10/03/2028 $14,895,062 $114,404 $42,283 $156,687

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 36,431 207,457 13,441 8.6
Netherlands
Shell plc 22,859 724,498 21,944 14.0
United Kingdom
Associated British Foods plc 6,372 160,089 4,522 2.9
Auto Trader Group plc 17,417 130,871 2,603 1.7
Aviva plc 32,244 152,616 5,127 3.3
BAE Systems plc 15,991 194,320 (8,298) (5.3)
Barclays plc 77,572 149,515 4,212 2.7
BP plc 75,925 489,408 10,201 6.5
British American Tobacco plc 10,966 344,318 (7,942) (5.1)
Centrica plc 457,054 859,678 (40,241) (25.7)
Compass Group plc 4,718 114,844 (1,667) (1.1)
DS Smith plc 61,614 214,892 (3,492) (2.2)
easyJet plc 39,237 203,379 (7,226) (4.6)
Howden Joinery Group plc 14,728 131,779 350 0.2
HSBC Holdings plc 23,235 181,823 14,564 9.3
Imperial Brands plc 6,313 128,068 (6,469) (4.1)
InterContinental Hotels Group plc 5,818 430,266 (4,306) (2.7)
Man Group plc 49,884 135,586 6,605 4.2
Marks & Spencer Group plc 52,823 151,931 8,220 5.2
Pearson plc 19,721 208,072 (4,104) (2.6)
Reckitt Benckiser Group plc 4,450 313,817 (2,502) (1.6)
Rolls-Royce Holdings plc 157,663 422,440 (7,612) (4.9)
Spectris plc 3,457 142,918 2,723 1.7
Standard Chartered plc 29,462 270,978 13,960 8.9
Tesco plc 70,668 227,303 3,384 2.2
Vodafone Group plc 668,728 626,866 11,347 7.2
Short Positions
Common Stocks
Australia
Rio Tinto plc (2,294) (144,046) (4,073) (2.6)
Chile
Antofagasta plc (16,840) (292,338) 15,305 9.8
Hong Kong
Prudential plc (22,701) (244,021) 3,262 2.1
Italy
Coca-Cola HBC AG (5,804) (158,703) 2,117 1.4
Jordan
Hikma Pharmaceuticals plc (5,283) (134,152) (531) (0.3)
United Kingdom
abrdn plc (97,879) (184,932) 2,860 1.8
Ashtead Group plc (2,574) (156,094) 3,037 1.9
AstraZeneca plc (1,146) (154,578) 862 0.6
B&M European Value Retail SA (20,719) (147,785) (3,643) (2.3)
ConvaTec Group plc (50,093) (132,750) 3,896 2.5
Diageo plc (5,920) (218,259) 11,107 7.1
Direct Line Insurance Group plc (55,214) (115,509) 3,056 2.0
International Distributions Services plc (39,959) (126,918) (1,279) (0.8)
ITV plc (139,421) (119,768) 3,424 2.2

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
J Sainsbury plc (60,450) (186,157) 12,317 7.9
Kingfisher plc (87,435) (237,352) 8,010 5.1
Persimmon plc (13,181) (172,625) (5,853) (3.7)
Rentokil Initial plc (65,487) (486,216) (19,436) (12.4)
Schroders plc (34,940) (172,648) 474 0.3
Severn Trent plc (5,324) (153,626) 4,937 3.2
Smith & Nephew plc (12,743) (158,148) 7,196 4.6
Unilever plc (3,175) (157,057) 8 0.0
United Utilities Group plc (10,617) (122,680) 2,765 1.8
Wise plc (34,144) (284,739) (1,377) (0.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
37-61 months
maturity
ranging from
09/21/2026
- 10/03/2028 $5,197,149 $6,812 $(1,426) $5,386
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 18,261 200,209 (554) (10.3)
Guatemala
Millicom International Cellular SA 1,001 15,517 (53) (1.0)
Sweden
Assa Abloy AB 1,807 39,264 (1,125) (20.9)
Axfood AB 3,957 90,690 (5,396) (100.2)
Billerud Aktiebolag 10,349 95,795 13,746 255.2
Boliden AB 2,535 72,746 3,232 60.0
Electrolux AB 3,065 31,585 (102) (1.9)
Elekta AB 2,806 19,056 (134) (2.5)
Evolution AB 304 30,676 (1,670) (31.0)
Getinge AB 4,386 77,072 245 4.6
H & M Hennes & Mauritz AB 4,364 61,882 (3,982) (73.9)
Hexpol AB 8,253 73,126 (3,813) (70.8)
Saab AB 3,257 165,767 (13,814) (256.5)
Sandvik AB 1,441 26,515 (774) (14.4)
Skanska AB 2,666 43,777 2,141 39.7
SKF AB 13,931 231,276 966 17.9
SSAB AB 60,260 330,584 221 4.1
Swedbank AB 14,155 260,189 8,847 164.3
Trelleborg AB 10,685 265,478 (6,486) (120.4)
Volvo AB 19,260 396,711 3,156 58.6
Volvo Car AB 14,115 57,093 1,189 22.1

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Sinch AB 34,723 60,575 (5,340) (99.1)
Short Positions
Common Stocks
Sweden
Alfa Laval AB (1,457) (49,914) 322 6.0
Atlas Copco AB (12,809) (172,034) 841 15.6
Beijer Ref AB (7,693) (80,940) 7,921 147.1
Epiroc AB (5,733) (108,854) 1,920 35.6
EQT AB (17,575) (346,280) 1,342 24.9
Essity AB (8,601) (185,500) 8,003 148.6
Hexagon AB (23,369) (198,888) 6,022 111.8
Holmen AB (1,771) (68,839) (2,104) (39.1)
Husqvarna AB (13,147) (100,327) 2,269 42.1
Lifco AB (1,053) (18,420) 105 1.9
Nibe Industrier AB (31,228) (204,161) 11,896 220.9
Securitas AB (27,441) (216,979) (3,239) (60.1)
Skandinaviska Enskilda Banken AB (2,270) (27,063) (717) (13.3)
Svenska Cellulosa AB SCA (7,603) (104,101) (3,649) (67.8)
Svenska Handelsbanken AB (14,867) (132,285) (5,544) (102.9)
Swedish Orphan Biovitrum AB (8,856) (180,952) (818) (15.2)
Tele2 AB (5,633) (43,078) (2,884) (53.5)
Telefonaktiebolaget LM Ericsson (10,307) (50,213) 60 1.1
Telia Co. AB (127,376) (262,738) (5,434) (100.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-1.75% to 0.30%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
1-13 months
maturity
ranging from
10/04/2023
- 10/31/2024 $27,929,036 $2,403 $9,857 $12,260
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Amada Co. Ltd. 16,600 166,885 (13,123) (107.0)
Hirose Electric Co. Ltd. 1,400 161,942 (2,232) (18.2)
Hitachi Ltd. 3,000 185,933 (13,753) (112.2)
Japan Post Bank Co. Ltd. 30,300 263,666 (2,697) (22.0)
Japan Tobacco, Inc. 15,000 345,121 4,418 36.0
Kansai Paint Co. Ltd. 15,200 217,289 (6,706) (54.7)
MISUMI Group, Inc. 11,500 179,083 (8,550) (69.7)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Mitsubishi Corp. 7,200 343,082 (27,324) (222.9)
Mitsubishi Motors Corp. 85,500 372,635 (6,398) (52.2)
Mitsui & Co. Ltd. 8,500 308,295 (23,424) (191.1)
Olympus Corp. 13,700 177,874 (8,552) (69.8)
Ono Pharmaceutical Co. Ltd. 9,800 187,948 (3,565) (29.1)
Recruit Holdings Co. Ltd. 6,000 183,570 (17,010) (138.7)
Renesas Electronics Corp. 11,200 171,080 1,363 11.1
Sega Sammy Holdings, Inc. 10,500 193,646 (1,516) (12.4)
Shionogi & Co. Ltd. 5,700 254,245 (2,501) (20.4)
Sojitz Corp. 12,360 270,753 (19,056) (155.4)
Subaru Corp. 10,400 202,223 (8,763) (71.5)
Tokyo Gas Co. Ltd. 9,200 208,588 (10,700) (87.3)
Toyo Suisan Kaisha Ltd. 7,000 274,518 (3,264) (26.6)
Toyota Tsusho Corp. 3,000 176,448 (7,960) (64.9)
Short Positions
Common Stocks
Japan
Advantest Corp. (6,400) (178,518) (7,694) (62.8)
Aeon Co. Ltd. (13,300) (263,448) 6,313 51.5
Canon, Inc. (8,800) (211,980) 4,958 40.4
Daikin Industries Ltd. (1,100) (172,449) 9,023 73.6
Daiwa Securities Group, Inc. (32,800) (189,143) 9,518 77.6
Eisai Co. Ltd. (7,000) (387,967) 17,293 141.1
Fast Retailing Co. Ltd. (800) (174,252) 11,722 95.6
Ibiden Co. Ltd. (5,800) (307,634) 2,932 23.9
ITOCHU Corp. (5,500) (198,627) 13,254 108.1
KDDI Corp. (9,200) (281,616) 9,577 78.1
Keyence Corp. (500) (184,913) 7,840 63.9
Kobe Bussan Co. Ltd. (6,900) (161,539) 6,641 54.2
Kubota Corp. (15,600) (229,489) 21,621 176.4
Mitsubishi UFJ Financial Group, Inc. (33,200) (281,342) 3,066 25.0
Murata Manufacturing Co. Ltd. (9,300) (169,652) 1,860 15.2
Nintendo Co. Ltd. (7,800) (324,113) 12,596 102.7
Nippon Telegraph & Telephone Corp. (359,300) (425,280) 9,900 80.7
NTT Data Group Corp. (34,900) (467,009) 30,263 246.8
Rakuten Group, Inc. (52,000) (213,657) 2,116 17.3
Resonac Holdings Corp. (11,000) (184,019) 3,572 29.1
Sekisui House Ltd. (17,000) (338,324) 17,056 139.1
Seven & i Holdings Co. Ltd. (4,800) (187,921) 6,865 56.0
SMC Corp. (500) (224,131) 6,848 55.9
SoftBank Corp. (24,500) (277,298) 11,246 91.7
Sumitomo Mitsui Financial Group, Inc. (8,300) (407,746) 5,912 48.2
Tokio Marine Holdings, Inc. (11,800) (273,214) 4,178 34.1
Tokyo Electron Ltd. (3,100) (423,436) 5,102 41.6
Toyota Motor Corp. (25,300) (453,890) 20,182 164.6
Yaskawa Electric Corp. (6,400) (230,471) 15,789 128.8

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-8.57% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
1-13 months
maturity
ranging from
10/04/2023
- 10/31/2024 $143,838,422 $860,634 $120,380 $981,014
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 6,927 648,506 (27,592) (2.8)
AbbVie, Inc. 4,061 605,333 (15,482) (1.6)
Allison Transmission Holdings, Inc. 7,096 419,090 (7,345) (0.7)
Alphabet, Inc. 4,206 550,397 (30,032) (3.1)
Archer-Daniels-Midland Co. 8,594 648,159 (18,166) (1.9)
AT&T, Inc. 40,653 610,608 (2,350) (0.2)
Booking Holdings, Inc. 172 530,439 (12,793) (1.3)
Cardinal Health, Inc. 4,706 408,575 (6,304) (0.6)
Centene Corp. 6,463 445,171 3,985 0.4
Cheniere Energy, Inc. 3,673 609,571 9,587 1.0
Cigna Group (The) 2,020 577,861 867 0.1
Cisco Systems, Inc. 16,331 877,955 (32,568) (3.3)
Citigroup, Inc. 12,821 527,328 (16,435) (1.7)
Coca-Cola Co. (The) 7,723 432,334 (5,635) (0.6)
CVS Health Corp. 7,337 512,269 (5,912) (0.6)
Discover Financial Services 4,991 432,370 (6,178) (0.6)
Exxon Mobil Corp. 5,704 670,676 (342) (0.0)
Fidelity National Information Services, Inc. 7,511 415,133 (9,126) (0.9)
General Motors Co. 22,258 733,846 (7,381) (0.8)
Humana, Inc. 1,421 691,345 9,158 0.9
KLA Corp. 1,033 473,796 2,221 0.2
Lennar Corp. 3,913 439,156 (17,133) (1.7)
Lockheed Martin Corp. 1,594 651,882 (24,909) (2.5)
Marathon Petroleum Corp. 3,347 506,535 (16,735) (1.7)
MetLife, Inc. 6,861 431,626 (23,259) (2.4)
Molson Coors Beverage Co. 7,779 494,667 (3,028) (0.3)
PACCAR, Inc. 4,881 414,983 (6,199) (0.6)
RTX Corp. 5,860 421,744 (11,795) (1.2)
Salesforce, Inc. 2,267 459,702 (27,703) (2.8)
Toll Brothers, Inc. 5,926 438,287 (23,526) (2.4)
Valero Energy Corp. 3,958 560,888 (17,097) (1.7)
Verizon Communications, Inc. 14,218 460,805 (10,293) (1.0)
Western Union Co. (The) 34,966 460,852 12,944 1.3

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
agilon health, Inc. (28,419) (504,721) 19,297 2.0
Air Products and Chemicals, Inc. (1,503) (425,950) 19,332 2.0
Arthur J Gallagher & Co. (2,126) (484,579) 9,472 1.0
Atmos Energy Corp. (4,147) (439,292) 35,540 3.6
Celanese Corp. (4,056) (509,109) 12,844 1.3
Chart Industries, Inc. (3,301) (558,265) 6,606 0.7
Eli Lilly & Co. (1,540) (827,180) 28,530 2.9
Procter & Gamble Co. (The) (4,364) (636,533) 35,741 3.6
Progressive Corp. (The) (2,981) (415,253) 3,099 0.3
Quanta Services, Inc. (2,482) (464,308) 20,622 2.1
Southern Co. (The) (6,680) (432,330) 40,559 4.1
Southwest Airlines Co. (18,466) (499,875) 35,992 3.7
Stryker Corp. (1,600) (437,232) 21,047 2.1
Tractor Supply Co. (2,256) (458,081) 9,740 1.0
Visa, Inc. (1,822) (419,078) 24,298 2.5
Watsco, Inc. (1,151) (434,756) (19,229) (2.0)
Xylem, Inc. (5,002) (455,332) 13,962 1.4

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 103.4%
COMMON STOCKS - 52.0%
Australia - 1.2%
Allkem Ltd. (2)* 2,096 15,673
BHP Group Ltd. (2)(a) 15,777 443,189
BlueScope Steel Ltd. (2) 54,877 679,568
Incitec Pivot Ltd. (2) 92,319 184,985
JB Hi-Fi Ltd. (2) 13,093 380,293
Northern Star Resources Ltd. (2) 1,866 12,391
Pilbara Minerals Ltd. (2) 66,110 180,361
Qantas Airways Ltd. (2)* 81,115 268,530
Sonic Healthcare Ltd. (2) 6,158 117,587
South32 Ltd. (2) 122,298 264,067
Whitehaven Coal Ltd. (2) 63,025 285,836
2,832,480
—
Belgium - 0.3%
Ageas SA/NV (2) 623 25,659
Proximus SADP (2) 71,784 583,265
608,924
—
Brazil - 0.0% †
Yara International ASA (2) 1,952 73,707
Canada - 1.7%
Agnico Eagle Mines Ltd. (a) 3,228 146,683
Air Canada * 45,862 654,376
ARC Resources Ltd. 20,850 332,802
CCL Industries, Inc., Class B 272 11,417
Empire Co. Ltd., Class A 5,591 152,098
Fairfax Financial Holdings Ltd. 144 117,550
Imperial Oil Ltd. 8,031 494,661
Manulife Financial Corp. (a) 2,750 50,252
Nutrien Ltd. (a) 8,526 526,531
Parkland Corp. 13,063 382,104
Restaurant Brands International,
Inc. 499 33,230
Shopify, Inc., Class A * 2,485 135,644
Suncor Energy, Inc. 19,504 670,740
TFI International, Inc. 528 67,811
West Fraser Timber Co. Ltd. 4,057 294,541
4,070,440
—
China - 0.1%
BOC Hong Kong Holdings Ltd. (2) 10,500 28,664
NXP Semiconductors NV 354 70,772
SITC International Holdings Co.
Ltd. (2) 68,000 114,090
213,526
—
Denmark - 0.4%
AP Moller - Maersk A/S, Class B (2) 315 566,651
Danske Bank A/S (2) 5,630 130,650
ISS A/S (2)(a) 9,647 148,193
845,494
—
Finland - 0.0% †
Nokia OYJ (2) 21,487 80,793
INVESTMENTS SHARES VALUE ($)
France - 1.2%
Air France-KLM (2)* 8,459 105,867
BNP Paribas SA (2)(a) 836 53,158
Bouygues SA (2) 546 19,091
Cie de Saint-Gobain SA (2) 11,170 668,530
Dassault Aviation SA (2) 952 179,309
Eiffage SA (2) 152 14,427
Ipsen SA (2) 244 31,969
Renault SA (2) 6,900 282,324
Rexel SA (2) 12,461 279,201
Rubis SCA (2) 6,737 150,885
SCOR SE (2) 11,381 353,344
Societe Generale SA (2) 11,203 271,086
Sodexo SA (2) 219 22,546
TotalEnergies SE (2) 6,949 456,892
2,888,629
—
Germany - 1.6%
Bayer AG (Registered) (2) 2,181 104,741
Bayerische Motoren Werke AG (2) 9,881 1,003,585
Commerzbank AG (2) 14,344 162,795
Deutsche Bank AG (Registered) (2) 93,657 1,029,317
Deutsche Lufthansa AG
(Registered) (2)* 33,916 268,391
Heidelberg Materials AG (2)(a) 318 24,629
HOCHTIEF AG (2) 353 35,594
Mercedes-Benz Group AG (2)(a) 4,911 341,790
TeamViewer SE (2)*(b) 8,116 136,410
Telefonica Deutschland Holding AG
(2)(a) 55,383 99,056
thyssenkrupp AG (2) 67,583 513,788
TUI AG (2)* 7,814 42,831
3,762,927
—
Guatemala - 0.1%
Millicom International Cellular SA,
SDR (2)* 8,016 124,262
Hong Kong - 0.1%
Hang Lung Properties Ltd. (2) 13,000 17,786
Hong Kong Exchanges & Clearing
Ltd. (2) 800 29,690
New World Development Co. Ltd.
(2) 3,000 5,817
WH Group Ltd. (2)(b) 136,500 71,447
124,740
—
Italy - 1.0%
Banco BPM SpA (2) 67,206 320,069
Eni SpA (2) 3,058 49,123
Leonardo SpA (2) 28,216 406,419
UniCredit SpA (2) 34,884 831,160
Unipol Gruppo SpA (2) 135,081 729,077
2,335,848
—
Japan - 3.5%
Dai-ichi Life Holdings, Inc. (2) 1,800 37,160
Fuji Electric Co. Ltd. (2) 600 27,021
Fujitsu Ltd. (2) 200 23,522
Haseko Corp. (2) 1,000 12,748
Hitachi Construction Machinery Co.
Ltd. (2) 1,400 42,484

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 3.5% (continued)
Idemitsu Kosan Co. Ltd. (2) 6,400 146,721
IHI Corp. (2) 1,900 39,822
Iida Group Holdings Co. Ltd. (2) 10,200 169,263
Inpex Corp. (2) 3,600 53,994
Japan Post Insurance Co. Ltd. (2) 30,200 507,914
JFE Holdings, Inc. (2) 59,100 865,479
JSR Corp. (2) 300 8,048
Kao Corp. (2) 300 11,120
Kawasaki Kisen Kaisha Ltd. (2) 7,100 242,294
Kobayashi Pharmaceutical Co.
Ltd. (2) 1,000 44,601
Kose Corp. (2) 200 14,496
Kuraray Co. Ltd. (2) 4,600 54,492
Lawson, Inc. (2) 300 13,792
Lion Corp. (2) 8,900 87,777
Marubeni Corp. (2)(a) 1,100 17,147
Mazda Motor Corp. (2) 55,200 626,768
McDonald's Holdings Co. Japan
Ltd. 2,100 80,240
Mitsubishi Corp. (2)(a) 16,600 790,997
Mitsubishi Gas Chemical Co., Inc.
(2) 2,100 28,226
Mitsubishi Motors Corp. (2) 159,700 696,021
Mitsui Chemicals, Inc. (2) 2,600 67,361
Mitsui OSK Lines Ltd. (2) 2,900 79,689
Mizuho Financial Group, Inc. (2) 21,600 366,724
MS&AD Insurance Group Holdings,
Inc. (2) 300 10,978
NGK Insulators Ltd. (2) 800 10,603
Nikon Corp. (2) 1,300 13,691
Nippon Steel Corp. (2)(a) 37,200 871,528
Nippon Yusen KK (2) 11,100 288,210
Obayashi Corp. (2) 2,300 20,240
Oji Holdings Corp. (2) 2,500 10,518
Oracle Corp. Japan (2) 400 29,630
Panasonic Holdings Corp. (2)(a) 14,100 159,158
Pola Orbis Holdings, Inc. (2) 2,000 24,002
Renesas Electronics Corp. (2)* 9,000 137,475
Ryohin Keikaku Co. Ltd. (2) 9,700 125,467
Sega Sammy Holdings, Inc. (2) 4,500 82,991
Sekisui Chemical Co. Ltd. (2) 2,600 37,406
Sekisui House Ltd. (2)(a) 1,000 19,901
Shimamura Co. Ltd. (2) 1,700 168,016
Shionogi & Co. Ltd. (2) 1,600 71,367
Shiseido Co. Ltd. (2) 4,000 140,177
Sojitz Corp. (2) 11,080 242,714
Subaru Corp. (2) 8,900 173,056
SUMCO Corp. (2) 800 10,410
Sumitomo Forestry Co. Ltd. (2) 3,000 76,090
Sumitomo Heavy Industries Ltd. (2) 1,100 27,855
THK Co. Ltd. (2) 1,800 32,858
Tokyo Gas Co. Ltd. (2) 2,100 47,613
Tosoh Corp. (2) 6,700 85,901
Toyota Tsusho Corp. (2) 2,100 123,514
Welcia Holdings Co. Ltd. (2) 600 10,361
Yamada Holdings Co. Ltd. (2) 32,900 101,178
Zensho Holdings Co. Ltd. (2) 500 21,712
8,330,541
—
INVESTMENTS SHARES VALUE ($)
Luxembourg - 0.2%
ArcelorMittal SA (2) 20,995 525,632
Macau - 0.0% †
Sands China Ltd. (2)* 3,200 9,731
Netherlands - 1.0%
ABN AMRO Bank NV, CVA (2)(b) 6,017 85,036
ASR Nederland NV (2) 1,862 69,671
BE Semiconductor Industries NV
(2) 101 9,878
ING Groep NV (2) 5,135 67,680
Koninklijke Vopak NV (2) 1,629 55,722
NN Group NV (2) 19,834 635,842
OCI NV (2) 3,235 89,956
Shell plc (2) 42,029 1,332,075
2,345,860
—
New Zealand - 0.0% †
Xero Ltd. (2)* 577 41,497
Norway - 0.2%
Equinor ASA (2) 14,728 482,667
Panama - 0.1%
Copa Holdings SA, Class A 2,939 261,924
Russia - 0.0%
Evraz plc (3)*(c) 27,473 –
Singapore - 0.1%
Grab Holdings Ltd., Class A * 47,876 169,481
Singapore Airlines Ltd. (2) 15,200 71,702
STMicroelectronics NV (2) 2,103 90,688
331,871
—
Spain - 1.0%
Acerinox SA (2) 17,928 173,242
Banco de Sabadell SA (2) 418,224 483,832
Banco Santander SA (2) 55,244 210,373
Bankinter SA (2) 8,791 55,928
Mapfre SA (2) 42,909 87,315
Repsol SA (2) 80,380 1,322,171
2,332,861
—
Sweden - 0.2%
Autoliv, Inc. (a)(d) 692 66,764
Billerud Aktiebolag (2) 2,576 23,845
Embracer Group AB, Class B (2)* 6,755 13,473
Skanska AB, Class B (2) 6,691 109,870
SKF AB, Class B (2) 8,445 140,200
Trelleborg AB, Class B (2) 630 15,653
Volvo Car AB, Class B (2)* 14,271 57,724
427,529
—
Switzerland - 0.7%
ABB Ltd. (Registered) (2)(a) 4,749 169,507
Baloise Holding AG (Registered) (2) 1,341 194,145
Clariant AG (Registered) (2) 7,573 119,401
DKSH Holding AG (2)(a) 134 9,064
Dufry AG (Registered) (2)* 797 30,259
Georg Fischer AG (Registered) (2) 215 12,074
Helvetia Holding AG (Registered)
(2) 189 26,401

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Switzerland - 0.7% (continued)
Novartis AG (Registered) (2)(a) 9,663 986,869
Swatch Group AG (The) (2)(a) 138 35,345
Temenos AG (Registered) (2) 652 45,601
1,628,666
—
United Kingdom - 1.8%
Aviva plc (2) 1,998 9,457
Barclays plc (2) 249,671 481,223
BP plc (2) 136,743 881,436
British American Tobacco plc (2) 9,253 290,532
Centrica plc (2)(a) 326,179 613,513
CK Hutchison Holdings Ltd. (2) 69,500 368,982
DCC plc (2) 1,357 75,978
Direct Line Insurance Group plc (2)* 23,503 49,169
Harbour Energy plc (2) 50,069 156,799
HSBC Holdings plc (2) 62,127 486,168
InterContinental Hotels Group plc
(2) 695 51,398
Legal & General Group plc (2) 38,150 102,942
Marks & Spencer Group plc (2)* 155,116 446,148
Rolls-Royce Holdings plc (2)* 59,470 159,343
Travis Perkins plc (2) 2,079 21,256
Vodafone Group plc (2)(a) 148,018 138,752
Whitbread plc (2) 386 16,248
4,349,344
—
United States - 35.5%
3M Co. (a) 4,069 380,940
AbbVie, Inc. (a) 673 100,317
ACI Worldwide, Inc. *(a)(d) 540 12,182
Activision Blizzard, Inc. 705 66,009
Adient plc * 583 21,396
Adobe, Inc. *(a) 2,512 1,280,869
Advanced Micro Devices, Inc. * 1,517 155,978
AGCO Corp. 1,864 220,474
Akamai Technologies, Inc. *(a)(d) 157 16,727
Align Technology, Inc. *(a)(d) 298 90,985
Allison Transmission Holdings, Inc. 17,876 1,055,757
Ally Financial, Inc. 3,319 88,551
Alphabet, Inc., Class A *(a) 13,040 1,706,414
Alphabet, Inc., Class C *(a) 8,780 1,157,643
Altice USA, Inc., Class A *(a)(d) 123,049 402,370
Altria Group, Inc. 15,225 640,211
Amazon.com, Inc. *(a) 19,178 2,437,907
Amedisys, Inc. *(a)(d) 665 62,111
American Airlines Group, Inc. *(a)
(d) 23,870 305,775
American International Group, Inc. 15,126 916,636
American Tower Corp., REIT 725 119,226
Amgen, Inc. (a) 205 55,096
Amkor Technology, Inc. 3,219 72,749
Analog Devices, Inc. 1,444 252,830
APA Corp. (a)(d) 1,257 51,663
Apple, Inc. (a) 23,588 4,038,500
Applied Materials, Inc. (a) 2,083 288,391
AppLovin Corp., Class A *(a)(d) 5,262 210,270
Archer-Daniels-Midland Co. 2,011 151,670
Arista Networks, Inc. * 369 67,870
Arrow Electronics, Inc. *(a)(d) 2,181 273,148
Associated Banc-Corp. (a)(d) 684 11,703
INVESTMENTS SHARES VALUE ($)
United States - 35.5% (continued)
AT&T, Inc. (a) 43,153 648,158
Autodesk, Inc. * 590 122,077
AutoNation, Inc. * 1,364 206,510
Avnet, Inc. 3,008 144,956
Axis Capital Holdings Ltd. 5,579 314,488
Baker Hughes Co., Class A 15,939 562,965
Bank of America Corp. (a) 28,730 786,627
Bank of New York Mellon Corp.
(The) 2,208 94,171
Bath & Body Works, Inc. 3,328 112,486
Berkshire Hathaway, Inc., Class B * 2,232 781,870
Boeing Co. (The) *(a) 2,274 435,880
Booking Holdings, Inc. *(a) 253 780,239
Boston Beer Co., Inc. (The), Class
A *(a)(d) 635 247,352
Bristol-Myers Squibb Co. (a)(d) 11,847 687,600
Broadcom, Inc. (a) 747 620,443
Brunswick Corp. 126 9,954
Builders FirstSource, Inc. * 2,693 335,252
Cadence Design Systems, Inc. * 263 61,621
Caesars Entertainment, Inc. *(a)(d) 3,870 179,375
Capital One Financial Corp. (a)(d) 2,456 238,355
Cardinal Health, Inc. 5,883 510,762
Centene Corp. * 6,221 428,502
CF Industries Holdings, Inc. (a) 5,137 440,446
ChampionX Corp. 1,517 54,036
Charles Schwab Corp. (The) (a) 906 49,739
Cheniere Energy, Inc. 3,637 603,597
Chevron Corp. (a)(d) 2,865 483,096
Chewy, Inc., Class A *(a)(d) 5,846 106,748
Chord Energy Corp. 1,584 256,719
Cigna Group (The) (a) 5,464 1,563,086
Cisco Systems, Inc. (a) 16,698 897,684
Citigroup, Inc. 23,714 975,357
Citizens Financial Group, Inc. 11,699 313,533
Cleveland-Cliffs, Inc. *(a)(d) 16,976 265,335
CNO Financial Group, Inc. 1,041 24,703
CNX Resources Corp. *(a)(d) 3,276 73,972
Coca-Cola Co. (The) (a) 5,062 283,371
Coca-Cola Consolidated, Inc. 592 376,701
Cognizant Technology Solutions
Corp., Class A 1,320 89,417
Comcast Corp., Class A (a) 12,006 532,346
Commercial Metals Co. 257 12,698
Concentrix Corp. (a) 4,726 378,600
ConocoPhillips 1,549 185,570
Coterra Energy, Inc. 3,061 82,800
Crocs, Inc. * 4,783 422,004
Crown Castle, Inc., REIT 311 28,621
CVS Health Corp. (a) 24,190 1,688,946
Dell Technologies, Inc., Class C 1,282 88,330
Delta Air Lines, Inc. (a)(d) 7,110 263,070
Dick's Sporting Goods, Inc. (a)(d) 4,133 448,761
Digital Realty Trust, Inc., REIT (a)
(d) 191 23,115
Discover Financial Services 6,934 600,692
DocuSign, Inc., Class A * 11,671 490,182
Dropbox, Inc., Class A * 9,485 258,277
Dun & Bradstreet Holdings, Inc. (a) 957 9,560
East West Bancorp, Inc. 1,877 98,937

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 35.5% (continued)
Eli Lilly & Co. (a) 525 281,993
EnerSys 833 78,860
Enphase Energy, Inc. *(a)(d) 749 89,992
EOG Resources, Inc. (a)(d) 327 41,451
Equinix, Inc., REIT 61 44,302
Exact Sciences Corp. *(a)(d) 3,217 219,464
Expedia Group, Inc. * 2,905 299,418
Exxon Mobil Corp. (a)(d) 3,958 465,382
FedEx Corp. 127 33,645
Fidelity National Information
Services, Inc. 6,911 381,971
First Citizens BancShares, Inc.,
Class A 316 436,112
First Horizon Corp. 46,595 513,477
Ford Motor Co. 15,396 191,218
Fortinet, Inc. * 546 32,039
Gap, Inc. (The) 1,334 14,180
Gates Industrial Corp. plc * 50,515 586,479
General Dynamics Corp. (a) 1,450 320,407
General Motors Co. 37,101 1,223,220
Gilead Sciences, Inc. (a) 1,994 149,430
Global Payments, Inc. (a)(d) 3,022 348,709
Goldman Sachs Group, Inc. (The)
(a) 554 179,258
H&R Block, Inc. (a)(d) 276 11,885
Hawaiian Electric Industries, Inc. 9,573 117,844
Hertz Global Holdings, Inc. * 611 7,485
Hewlett Packard Enterprise Co. (a)
(d) 15,807 274,568
HF Sinclair Corp. (a)(d) 3,410 194,131
Holcim AG (2)(a) 1,393 89,164
Home Depot, Inc. (The) (a) 647 195,498
Horizon Therapeutics plc * 257 29,732
HubSpot, Inc. * 35 17,238
Humana, Inc. (a) 1,036 504,035
Huntington Ingalls Industries, Inc.
(a)(d) 2,284 467,261
Incyte Corp. * 1,543 89,139
Intel Corp. 1,970 70,034
International Flavors & Fragrances,
Inc. (a)(d) 395 26,927
International Paper Co. (a) 2,788 98,890
Johnson & Johnson (a) 1,591 247,798
JPMorgan Chase & Co. (a) 111 16,097
KB Home 11,512 532,775
Keurig Dr Pepper, Inc. 293 9,250
KeyCorp 15,707 169,007
KLA Corp. 319 146,313
Kraft Heinz Co. (The) 5,087 171,127
Kroger Co. (The) 11,092 496,367
L3Harris Technologies, Inc. (a) 512 89,149
Laboratory Corp. of America
Holdings (a)(d) 409 82,229
Lam Research Corp. 142 89,001
Las Vegas Sands Corp. (a)(d) 3,804 174,375
Lennar Corp., Class A (a) 607 68,124
Lockheed Martin Corp. (a) 236 96,515
Lululemon Athletica, Inc. *(a) 116 44,731
Lyft, Inc., Class A * 5,595 58,971
INVESTMENTS SHARES VALUE ($)
United States - 35.5% (continued)
LyondellBasell Industries NV, Class
A (a) 1,227 116,197
Macy's, Inc. 6,978 81,015
ManpowerGroup, Inc. (a) 2,503 183,520
Marathon Oil Corp. 4,110 109,943
Marathon Petroleum Corp. 3,419 517,431
Maravai LifeSciences Holdings,
Inc., Class A *(a)(d) 13,562 135,620
Marvell Technology, Inc. 304 16,456
Matador Resources Co. (a)(d) 449 26,707
Match Group, Inc. *(a)(d) 577 22,604
Mattel, Inc. *(a)(d) 1,494 32,913
McKesson Corp. (a) 494 214,816
Medpace Holdings, Inc. *(a)(d) 1,027 248,668
Medtronic plc (a) 2,464 193,079
Merck & Co., Inc. (a) 1,109 114,172
Meta Platforms, Inc., Class A *(a) 4,844 1,454,217
MetLife, Inc. (a) 3,152 198,292
MGIC Investment Corp. 8,868 148,007
MGM Resorts International 1,090 40,068
Microchip Technology, Inc. 9,309 726,567
Microsoft Corp. (a) 12,835 4,052,650
Molson Coors Beverage Co., Class
B 8,349 530,913
Mosaic Co. (The) (a) 9,181 326,844
Murphy Oil Corp. (a)(d) 2,874 130,336
Murphy USA, Inc. 137 46,817
Navient Corp. 1,097 18,890
NCR Corp. *(a)(d) 2,097 56,556
Netflix, Inc. *(a) 646 243,930
Neurocrine Biosciences, Inc. * 165 18,563
New Fortress Energy, Inc. (a)(d) 787 25,798
New Relic, Inc. *(a)(d) 1,130 96,751
New York Community Bancorp, Inc. 16,711 189,503
Nutanix, Inc., Class A * 330 11,510
NVIDIA Corp. 4,792 2,084,472
Ollie's Bargain Outlet Holdings,
Inc. * 444 34,268
OneMain Holdings, Inc. 2,742 109,927
Oracle Corp. (a) 2,438 258,233
Ovintiv, Inc. 2,194 104,369
Owens Corning 4,374 596,657
PACCAR, Inc. (a) 905 76,943
Patterson Cos., Inc. 4,763 141,175
PayPal Holdings, Inc. * 9,435 551,570
PBF Energy, Inc., Class A 2,163 115,785
Pegasystems, Inc. 1,056 45,841
Penn Entertainment, Inc. *(a)(d) 7,530 172,814
Petco Health & Wellness Co., Inc.,
Class A *(a)(d) 7,399 30,262
Pfizer, Inc. (a)(d) 12,589 417,577
Phillips 66 (a)(d) 2,005 240,901
Pioneer Natural Resources Co. 246 56,469
Playtika Holding Corp. * 17,984 173,186
PNC Financial Services Group, Inc.
(The) 134 16,451
Premier, Inc., Class A 4,642 99,803
Prologis, Inc., REIT 1,198 134,428
Public Storage, REIT 111 29,251
PulteGroup, Inc. (a) 6,262 463,701

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 35.5% (continued)
Pure Storage, Inc., Class A * 272 9,689
Qorvo, Inc. * 838 80,004
QUALCOMM, Inc. (a) 3,055 339,288
Regeneron Pharmaceuticals, Inc.
*(a) 203 167,061
Reinsurance Group of America, Inc. 799 116,007
RenaissanceRe Holdings Ltd. 407 80,553
RingCentral, Inc., Class A * 6,840 202,669
Roku, Inc., Class A * 361 25,483
Royal Caribbean Cruises Ltd. *(a)
(d) 140 12,900
Ryder System, Inc. 1,822 194,863
Salesforce, Inc. * 5,159 1,046,142
Schneider National, Inc., Class B 2,031 56,238
Sensata Technologies Holding plc 4,920 186,074
ServiceNow, Inc. *(a)(d) 243 135,827
Shockwave Medical, Inc. * 94 18,715
Signify NV (2)(b) 9,649 258,909
Simon Property Group, Inc., REIT
(a)(d) 376 40,619
Sirius XM Holdings, Inc. 73,278 331,217
Skechers USA, Inc., Class A *(a)(d) 4,683 229,233
Skyworks Solutions, Inc. (a)(d) 1,668 164,448
Smartsheet, Inc., Class A * 4,335 175,394
Southwestern Energy Co. *(a)(d) 28,175 181,729
Splunk, Inc. * 1,079 157,804
SS&C Technologies Holdings, Inc.
(a) 1,732 90,999
State Street Corp. 1,575 105,462
Steel Dynamics, Inc. (a) 450 48,249
Stellantis NV (2) 35,350 676,897
Stifel Financial Corp. 387 23,777
Super Micro Computer, Inc. *(a)(d) 1,127 309,046
Swiss Re AG (2) 6,147 631,299
Synaptics, Inc. * 1,793 160,366
Synchrony Financial 21,373 653,373
Taylor Morrison Home Corp., Class
A * 9,236 393,546
TD SYNNEX Corp. 3,017 301,278
TEGNA, Inc. 7,739 112,757
Tenet Healthcare Corp. * 706 46,518
Teradata Corp. *(a)(d) 2,548 114,711
Terex Corp. 5,629 324,343
Tesla, Inc. *(a) 4,180 1,045,920
Texas Capital Bancshares, Inc. * 1,463 86,171
Texas Roadhouse, Inc., Class A
(a)(d) 744 71,498
Textron, Inc. 5,644 441,022
Toast, Inc., Class A *(a)(d) 1,967 36,842
Toll Brothers, Inc. (a) 6,993 517,202
Travel + Leisure Co. 7,653 281,095
TripAdvisor, Inc. *(a)(d) 32,992 547,007
Truist Financial Corp. 16,728 478,588
Tyson Foods, Inc., Class A (a)(d) 336 16,965
Uber Technologies, Inc. *(a) 6,636 305,190
Ulta Beauty, Inc. *(a) 407 162,576
United Airlines Holdings, Inc. * 13,916 588,647
United States Steel Corp. (a)(d) 7,782 252,759
United Therapeutics Corp. * 78 17,618
UnitedHealth Group, Inc. (a) 1,456 734,101
INVESTMENTS SHARES VALUE ($)
United States - 35.5% (continued)
Universal Health Services, Inc.,
Class B 397 49,915
Unum Group 16,881 830,376
Valero Energy Corp. 5,631 797,969
Veeva Systems, Inc., Class A *(a)
(d) 483 98,266
Verizon Communications, Inc. (a) 1,504 48,745
Vertex Pharmaceuticals, Inc. *(a) 1,567 544,909
Vertiv Holdings Co., Class A 7,559 281,195
Viatris, Inc. 39,864 393,059
Victoria's Secret & Co. *(a)(d) 10,567 176,258
Virtu Financial, Inc., Class A 21,953 379,128
Vishay Intertechnology, Inc. 2,656 65,656
Vistra Corp. (a) 695 23,060
VMware, Inc., Class A * 248 41,287
Walmart, Inc. (a) 7,384 1,180,923
Walt Disney Co. (The) *(a) 1,437 116,469
Warner Bros Discovery, Inc. *(a)(d) 2,497 27,117
Wayfair, Inc., Class A * 3,182 192,734
Wells Fargo & Co. (a) 491 20,062
Western Union Co. (The) (a)(d) 82,555 1,088,075
Workday, Inc., Class A *(a)(d) 718 154,262
Xerox Holdings Corp. 8,553 134,197
84,822,513
—
TOTAL COMMON STOCKS
(Cost $110,590,285) 123,852,406
PREFERRED STOCKS - 0.2%
Germany - 0.2%
Volkswagen AG (Preference) (2)
(Cost $600,030) 4,537 521,298
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 8.8%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(e)(f) EUR 6,573,431 6,973,250
French Republic
1.85%, 7/25/2027 (2)(e) (f) 926,950 1,025,271
0.70%, 7/25/2030 (2)(e)(f) 2,830,955 2,991,758
0.10%, 7/25/2031 (2)(e)(f) 1,757,415 1,766,612
United Kingdom Gilt Inflation Linked
0.13%, 8/10/2028 (2)(e)(f) GBP 1,340,100 1,608,566
0.13%, 3/22/2029 (2)(e)(f) 1,418,499 1,693,773
0.13%, 8/10/2031 (2)(e)(f) 892,157 1,060,655
1.25%, 11/22/2032 (2)(e)(f) 1,551,033 2,007,114
0.75%, 11/22/2033 (2)(e)(f) 100,527 123,711
0.75%, 3/22/2034 (2)(e)(f) 1,450,206 1,769,496
Cost: $21,554,853 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $21,554,853) 21,020,206
U.S. TREASURY OBLIGATIONS - 8.3%
U.S. Treasury Inflation Linked Notes
1.63%, 10/15/2027 (2)(f) $ 1,444,716 1,402,588
0.50%, 1/15/2028 (2)(f) 1,239,290 1,142,144
0.75%, 7/15/2028 (2)(f) 1,339,591 1,246,448
0.25%, 7/15/2029 (2)(f) 1,314,577 1,171,065
0.13%, 1/15/2030 (2)(f) 1,306,965 1,139,204

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 8.3% (continued)
0.13%, 7/15/2030 (2)(f) $ 1,311,508 1,136,401
0.13%, 1/15/2031 (2)(f) 1,878,896 1,606,566
0.13%, 7/15/2031 (2)(f) 2,851,375 2,420,745
0.13%, 1/15/2032 (2)(f) 4,521,357 3,787,607
0.63%, 7/15/2032 (2)(f) 4,103,268 3,574,932
1.13%, 1/15/2033 (2)(f) 1,334,112 1,204,714
Cost: $21,257,757 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,257,757) 19,832,414
SHARES
SHORT-TERM INVESTMENTS - 34.1%
INVESTMENT COMPANIES - 17.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.24% (g)(h) 2,284,141 2,284,141
Limited Purpose Cash Investment
Fund, 5.36% (g) 38,478,108 38,466,565
TOTAL INVESTMENT COMPANIES
(Cost $40,741,289) 40,750,706
—
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 17.1%
U.S. Treasury Bills
4.96%, 10/26/2023 (2)(i) $ 3,527,000 3,514,577
5.02%, 11/2/2023 (2)(i) 958,000 953,636
5.01%, 11/9/2023 (2)(i) 3,287,000 3,268,628
5.44%, 11/30/2023 (2)(i) 5,191,000 5,145,655
5.36%, 12/28/2023 (2)(i) 2,726,000 2,690,953
5.40%, 1/4/2024 (2)(i) 510,000 502,936
5.41%, 1/11/2024 (2)(i) 3,533,000 3,480,441
5.39%, 1/18/2024 (2)(i) 2,980,000 2,932,573
5.41%, 1/25/2024 (2)(i)(j) 3,667,000 3,604,769
5.44%, 2/15/2024 (2)(i) 7,461,000 7,311,579
5.50%, 2/29/2024 (2)(i) 1,270,000 1,241,908
5.45%, 3/7/2024 (2)(i) 3,355,000 3,277,207
5.45%, 3/14/2024 (2)(i) 1,633,000 1,593,507
5.45%, 3/21/2024 (2)(i) 1,187,000 1,156,999
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $40,675,104) 40,675,368
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $81,416,393) 81,426,074
TOTAL LONG POSITIONS
(Cost $235,419,318) 246,652,398
SHARES
SHORT POSITIONS - (11.8)%
COMMON STOCKS - (11.8)%
Australia - (0.5)%
Cleanaway Waste Management
Ltd. (2) (31,411) (48,921)
Commonwealth Bank of Australia
(2) (2,222) (141,933)
Endeavour Group Ltd. (2) (12,010) (40,549)
IGO Ltd. (2) (5,897) (47,324)
Lynas Rare Earths Ltd. (2) (73,720) (318,373)
Mineral Resources Ltd. (2) (12,413) (533,035)
INVESTMENTS SHARES VALUE ($)
Australia - (0.5)% (continued)
Reece Ltd. (2) (799) (9,511)
(1,139,646)
—
Belgium - (0.0)% †
UCB SA (2) (211) (17,283)
Canada - (0.5)%
Algonquin Power & Utilities Corp. (17,614) (104,264)
Brookfield Corp., Class A (2,055) (64,256)
Cameco Corp. (11,127) (441,476)
Canadian Pacific Kansas City Ltd. (2,093) (155,575)
Cenovus Energy, Inc. (601) (12,513)
Constellation Software, Inc. (97) (200,254)
Element Fleet Management Corp. (2,571) (36,892)
Pan American Silver Corp. (13,564) (196,332)
RB Global, Inc. (1,412) (88,405)
(1,299,967)
—
Chile - (0.1)%
Antofagasta plc (2) (16,530) (286,957)
China - (0.1)%
Prosus NV (2) (4,784) (140,965)
Denmark - (0.3)%
Coloplast A/S, Class B (2) (89) (9,418)
Demant A/S (2) (462) (19,077)
Novo Nordisk A/S, Class B (2) (2,747) (250,117)
Novozymes A/S, Class B (2) (5,753) (231,471)
Orsted A/S (2)(b) (1,138) (61,911)
Vestas Wind Systems A/S (2) (2,919) (62,449)
(634,443)
—
France - (0.0)% †
Sartorius Stedim Biotech (2) (459) (109,198)
Germany - (0.4)%
adidas AG (2) (2,456) (430,804)
Covestro AG (2)(b) (1,271) (68,348)
CTS Eventim AG & Co. KGaA (2) (1,102) (62,553)
Rheinmetall AG (2) (488) (125,539)
Siemens Healthineers AG (2)(b) (3,401) (172,029)
(859,273)
—
Italy - (0.5)%
Banca Generali SpA (2) (577) (20,350)
Brunello Cucinelli SpA (2) (575) (43,613)
DiaSorin SpA (2) (983) (89,514)
Ferrari NV (2) (1,494) (440,409)
Hera SpA (2) (3,285) (8,970)
Infrastrutture Wireless Italiane SpA
(2)(b) (16,582) (197,034)
Moncler SpA (2) (1,652) (95,742)
Nexi SpA (2)(b) (28,597) (174,244)
Reply SpA (2) (822) (77,130)
Telecom Italia SpA (2) (429,739) (134,021)
(1,281,027)
—
Japan - (1.0)%
Advantest Corp. (2) (7,200) (200,833)
Ajinomoto Co., Inc. (2) (3,800) (146,523)
Asahi Intecc Co. Ltd. (2) (700) (12,550)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - (1.0)% (continued)
Azbil Corp. (2) (700) (21,385)
BayCurrent Consulting, Inc. (2) (5,000) (166,614)
Capcom Co. Ltd. (2) (5,100) (183,558)
Eisai Co. Ltd. (2) (3,400) (188,441)
ENEOS Holdings, Inc. (2) (6,700) (26,372)
GMO Payment Gateway, Inc. (2) (1,100) (60,020)
Hoya Corp. (2) (300) (30,725)
Japan Airport Terminal Co. Ltd. (2) (500) (21,182)
Kansai Electric Power Co., Inc.
(The) (2) (3,600) (49,840)
KDDI Corp. (2) (2,400) (73,465)
Keyence Corp. (2) (200) (73,965)
Koei Tecmo Holdings Co. Ltd. (2) (3,800) (53,989)
Lasertec Corp. (2) (600) (93,308)
M3, Inc. (2) (500) (9,069)
Nexon Co. Ltd. (2) (5,400) (96,491)
Nintendo Co. Ltd. (2) (1,100) (45,708)
Nippon Paint Holdings Co. Ltd. (2) (3,700) (24,850)
Nippon Telegraph & Telephone
Corp. (2) (8,300) (9,824)
NTT Data Group Corp. (2) (6,200) (82,964)
Obic Co. Ltd. (2) (1,200) (181,825)
Osaka Gas Co. Ltd. (2) (600) (9,873)
SoftBank Corp. (2) (2,500) (28,296)
Sysmex Corp. (2) (1,700) (80,779)
T&D Holdings, Inc. (2) (4,500) (74,003)
Terumo Corp. (2) (1,700) (45,000)
TIS, Inc. (2) (2,500) (54,973)
Tokio Marine Holdings, Inc. (2) (3,400) (78,723)
Toyota Motor Corp. (2) (600) (10,764)
Yaskawa Electric Corp. (2) (1,100) (39,612)
Z Holdings Corp. (2) (12,100) (33,567)
(2,309,091)
—
Luxembourg - (0.0)% †
Eurofins Scientific SE (2) (1,469) (82,789)
Netherlands - (0.2)%
Adyen NV (2)(b) (266) (197,221)
Argenx SE (2) (409) (199,931)
(397,152)
—
Norway - (0.1)%
Kongsberg Gruppen ASA (2) (306) (12,611)
Salmar ASA (2) (682) (34,542)
Schibsted ASA, Class A (2) (3,942) (88,460)
(135,613)
—
South Korea - (0.1)%
Delivery Hero SE (2)(b) (4,869) (139,027)
Spain - (0.2)%
Acciona SA (2) (957) (121,879)
Cellnex Telecom SA (2)(b) (9,853) (342,707)
Corp. ACCIONA Energias
Renovables SA (2) (1,783) (45,926)
Endesa SA (2) (3,409) (69,378)
(579,890)
—
INVESTMENTS SHARES VALUE ($)
Sweden - (0.1)%
Beijer Ref AB, Class B (2) (1,753) (18,444)
EQT AB (2) (14,514) (285,969)
Hexagon AB, Class B (2) (4,068) (34,622)
(339,035)
—
Switzerland - (0.3)%
Bachem Holding AG, Class B (2) (4,868) (359,058)
Logitech International SA
(Registered) (2) (366) (25,180)
SIG Group AG (2) (6,839) (168,482)
Sika AG (Registered) (2) (485) (122,880)
Straumann Holding AG
(Registered) (2) (333) (42,384)
(717,984)
—
United Kingdom - (0.1)%
ConvaTec Group plc (2)(b) (19,418) (51,459)
Ocado Group plc (2) (17,969) (130,650)
Persimmon plc (2) (941) (12,324)
Rentokil Initial plc (2) (7,697) (57,147)
Wise plc, Class A (2) (2,038) (16,996)
(268,576)
—
United States - (7.3)%
Advanced Drainage Systems, Inc. (2,521) (286,965)
Affirm Holdings, Inc., Class A (1,118) (23,780)
agilon health, Inc. (27,431) (487,175)
Alcoa Corp. (4,743) (137,832)
Alnylam Pharmaceuticals, Inc. (601) (106,437)
Arrowhead Pharmaceuticals, Inc. (4,971) (133,571)
Aspen Technology, Inc. (103) (21,039)
Axon Enterprise, Inc. (407) (80,989)
Azenta, Inc. (5,744) (288,291)
Ball Corp. (4,594) (228,689)
Bentley Systems, Inc., Class B (1,346) (67,515)
BILL Holdings, Inc. (1,427) (154,929)
BJ's Wholesale Club Holdings, Inc. (3,179) (226,885)
Brookfield Renewable Corp., Class
A (723) (17,305)
CarMax, Inc. (491) (34,728)
Carnival Corp. (5,104) (70,027)
Carvana Co., Class A (2,587) (108,602)
Catalent, Inc. (7,339) (334,145)
Celanese Corp., Class A (1,862) (233,718)
Ceridian HCM Holding, Inc. (1,896) (128,644)
Chart Industries, Inc. (3,915) (662,106)
Churchill Downs, Inc. (3,842) (445,826)
Clarivate plc (11,485) (77,064)
Cloudflare, Inc., Class A (2,105) (132,699)
Coinbase Global, Inc., Class A (2,715) (203,842)
Confluent, Inc., Class A (6,383) (189,001)
Credit Acceptance Corp. (187) (86,042)
Definitive Healthcare Corp., Class A (26,706) (213,381)
DISH Network Corp., Class A (34,624) (202,897)
DoorDash, Inc., Class A (345) (27,417)
DoubleVerify Holdings, Inc. (1,283) (35,860)
Doximity, Inc., Class A (793) (16,827)
Enhabit, Inc. (47,221) (531,237)
Entegris, Inc. (2,556) (240,034)
Envestnet, Inc. (7,414) (326,438)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (7.3)% (continued)
EQT Corp. (237) (9,617)
First Financial Bankshares, Inc. (3,141) (78,902)
Floor & Decor Holdings, Inc., Class
A (1,711) (154,846)
Foot Locker, Inc. (8,762) (152,021)
Freshpet, Inc. (2,084) (137,294)
Frontier Communications Parent,
Inc. (1,706) (26,699)
GameStop Corp., Class A (31,241) (514,227)
GCI Liberty, Inc. Escrow, Class A
(3)(c) (114) —
Ginkgo Bioworks Holdings, Inc.,
Class A (59,866) (108,357)
Globant SA (164) (32,447)
Hanesbrands, Inc. (83,505) (330,680)
Hayward Holdings, Inc. (2,278) (32,120)
HealthEquity, Inc. (143) (10,446)
IAC, Inc. (239) (12,043)
ICU Medical, Inc. (1,319) (156,974)
Illumina, Inc. (1,160) (159,245)
Ionis Pharmaceuticals, Inc. (4,934) (223,806)
Iridium Communications, Inc. (778) (35,391)
JetBlue Airways Corp. (4,257) (19,582)
Kinsale Capital Group, Inc. (79) (32,716)
Kohl's Corp. (11,564) (242,381)
Kyndryl Holdings, Inc. (3,187) (48,124)
Lantheus Holdings, Inc. (152) (10,561)
Light & Wonder, Inc. (1,656) (118,122)
Lithia Motors, Inc., Class A (218) (64,382)
Lucid Group, Inc. (35,671) (199,401)
Lumentum Holdings, Inc. (8,202) (370,566)
Masimo Corp. (2,738) (240,068)
Mercury Systems, Inc. (6,291) (233,333)
Mirati Therapeutics, Inc. (3,593) (156,511)
MKS Instruments, Inc. (2,301) (199,129)
Moderna, Inc. (430) (44,415)
MP Materials Corp. (17,062) (325,884)
Natera, Inc. (221) (9,779)
nCino, Inc. (384) (12,211)
Neogen Corp. (12,459) (230,990)
News Corp., Class A (11,072) (222,104)
Norwegian Cruise Line Holdings
Ltd. (574) (9,460)
Novanta, Inc. (1,478) (212,004)
Novocure Ltd. (2,995) (48,369)
PacWest Bancorp (10,819) (85,578)
Paramount Global, Class B (4,358) (56,218)
Paycor HCM, Inc. (6,434) (146,888)
Peloton Interactive, Inc., Class A (4,069) (20,548)
Pinterest, Inc., Class A (444) (12,001)
Plug Power, Inc. (35,957) (273,273)
Power Integrations, Inc. (124) (9,462)
Quanta Services, Inc. (3,162) (591,516)
QuantumScape Corp. (8,723) (58,357)
QuidelOrtho Corp. (432) (31,553)
R1 RCM, Inc. (10,551) (159,004)
Repligen Corp. (1,729) (274,928)
RH (399) (105,480)
Rivian Automotive, Inc., Class A (421) (10,222)
ROBLOX Corp., Class A (14,994) (434,226)
INVESTMENTS SHARES VALUE ($)
United States - (7.3)% (continued)
Royal Gold, Inc. (396) (42,107)
Saia, Inc. (475) (189,359)
Seagate Technology Holdings plc (1,583) (104,399)
SentinelOne, Inc., Class A (15,841) (267,079)
SiteOne Landscape Supply, Inc. (595) (97,253)
SiTime Corp. (1,047) (119,620)
Six Flags Entertainment Corp. (1,951) (45,868)
Snap, Inc., Class A (24,119) (214,900)
Southwest Gas Holdings, Inc. (2,052) (123,961)
Tandem Diabetes Care, Inc. (11,319) (235,096)
Teladoc Health, Inc. (2,442) (45,397)
Tempur Sealy International, Inc. (3,565) (154,507)
Thor Industries, Inc. (1,552) (147,642)
Topgolf Callaway Brands Corp. (4,427) (61,270)
Tractor Supply Co. (644) (130,764)
Trex Co., Inc. (3,722) (229,387)
Twilio, Inc., Class A (2,152) (125,957)
UiPath, Inc., Class A (2,229) (38,138)
Ultragenyx Pharmaceutical, Inc. (5,037) (179,569)
Unity Software, Inc. (1,553) (48,749)
Viasat, Inc. (2,258) (41,683)
Watsco, Inc. (414) (156,376)
Western Alliance Bancorp (335) (15,400)
XPO, Inc. (3,850) (287,441)
YETI Holdings, Inc. (1,707) (82,312)
(17,240,632)
—
Zambia - (0.0)% †
First Quantum Minerals Ltd. (1,760) (41,582)
TOTAL COMMON STOCKS
(Proceeds $(31,821,029)) (28,020,130)
PREFERRED STOCKS - (0.0)% †
Germany - (0.0)% †
Sartorius AG (Preference) (2)
(Proceeds $(108,187)) (224) (75,867)
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)(c)
(Proceeds $–) (97) –
TOTAL SHORT POSITIONS
(Proceeds $(31,929,216)) (28,095,997)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.6%
(Cost $203,490,102) 218,556,401
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.4% ‡ 19,963,442
NET ASSETS - 100.0% 238,519,843

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 6,008,329 2.5%
Consumer Discretionary 12,998,856 5.5
Consumer Staples 4,694,956 2.0
Energy 11,976,583 5.0
Financials 19,525,908 8.2
Foreign Government Securities 21,020,206 8.8
Health Care 5,584,931 2.3
Industrials 11,777,335 5.0
Information Technology 18,071,589 7.6
Materials 4,856,447 2.0
Real Estate 443,165 0.2
Utilities 339,608 0.1
Investment Companies 40,750,706 17.0
U.S. Treasury Obligations 60,507,782 25.4
Total Investments In Securities
At Value 218,556,401 91.6
Other Assets in Excess of
Liabilities ‡ 19,963,442 8.4
Net Assets
$ 238,519,843 100.0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2023 amounted to $30,275,107, which is inclusive of rehypothecated amounts disclosed below; additional securities sold but not yet settled totaling $23,252 were also segregated.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2023 amounted to $(852,178), which represents
(0.36)% of net assets of the Fund.
(c) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2023 in accordance with procedures approved by the
Board of Trustees. Total value of all such securities at September 30, 2023 amounted to $0, which represents 0.00% of net assets of the Fund.
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2023 amounted to $7,480,135; additional securities sold but not yet settled totaling $23,252 were also rehypothecated.
(e) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2023 amounted to $21,020,206, which represents 8.81% of net assets of the Fund.
(f) Inflation protected security.
(g) Represents 7-day effective yield as of September 30, 2023.
(h) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(i) The rate shown was the effective yield at the date of purchase.
(j) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
Total return swap contracts outstanding as of September 30, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 10/20/2023 EUR (3,943,350) $ 43,626
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 12/15/2023 CHF (6,381,160) 17,925
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-1.15%) Monthly BANA 12/20/2023 CAD (837,229) 23,116
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.03%)
Increases in
total return of
reference entity
Monthly BANA 12/20/2023 EUR 591,328 5,214
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.01%) Monthly BANA 12/20/2023 EUR (960,695) 21,762
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.22%) Monthly BANA 12/20/2023 EUR (110,630) 1,065
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.56%) Monthly BANA 12/20/2023 SEK (8,935,357) 917
113,625

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.33%)
Increases in
total return of
reference entity
Monthly BANA 12/20/2023 EUR 827,498 $ (6,066)
(6,066)
$ 107,559
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 2 10/2023 EUR $ 151,218 $ 1,079
Hang Seng Index 13 10/2023 HKD 1,484,858 14,524
LME Aluminum Base Metal 1 10/2023 USD 58,406 1,903
LME Aluminum Base Metal 1 10/2023 USD 58,538 3,666
LME Aluminum Base Metal 1 10/2023 USD 58,400 4,247
LME Aluminum Base Metal 1 10/2023 USD 58,553 2,512
LME Aluminum Base Metal 1 10/2023 USD 58,568 3,090
LME Aluminum Base Metal 2 10/2023 USD 117,288 4,882
LME Aluminum Base Metal 2 10/2023 USD 116,788 7,557
LME Aluminum Base Metal 3 10/2023 USD 174,788 13,829
LME Aluminum Base Metal 3 10/2023 USD 175,457 11,516
LME Aluminum Base Metal 3 10/2023 USD 175,487 9,975
LME Aluminum Base Metal 3 10/2023 USD 175,749 10,210
LME Aluminum Base Metal 3 10/2023 USD 175,163 14,259
LME Aluminum Base Metal 4 10/2023 USD 233,900 8,776
LME Aluminum Base Metal 6 10/2023 USD 350,768 13,869
LME Aluminum Base Metal 8 10/2023 USD 466,550 39,926
LME Copper Base Metal 1 10/2023 USD 206,131 (3,394)
LME Copper Base Metal 1 10/2023 USD 205,738 (4,271)
LME Copper Base Metal 1 10/2023 USD 205,938 (6,018)
LME Lead Base Metal 1 10/2023 USD 54,295 342
LME Lead Base Metal 1 10/2023 USD 54,794 4,054
LME Lead Base Metal 2 10/2023 USD 108,706 1,331
LME Lead Base Metal 2 10/2023 USD 109,400 3,765
LME Nickel Base Metal 1 10/2023 USD 110,708 (16,676)
LME Nickel Base Metal 1 10/2023 USD 110,845 (15,416)
LME Nickel Base Metal 1 10/2023 USD 111,152 (21,047)
LME Zinc Base Metal 1 10/2023 USD 66,144 6,580
LME Zinc Base Metal 1 10/2023 USD 66,122 7,138
LME Zinc Base Metal 1 10/2023 USD 66,143 6,344
LME Zinc Base Metal 2 10/2023 USD 132,263 13,981
LME Zinc Base Metal 2 10/2023 USD 132,277 8,793
LME Zinc Base Metal 2 10/2023 USD 132,260 13,605
LME Zinc Base Metal 3 10/2023 USD 198,275 21,455
NY Harbor ULSD 9 10/2023 USD 1,247,627 54,700
WTI Crude Oil 59 10/2023 USD 5,356,610 17,594

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Brent Crude Oil 48 11/2023 USD $ 4,337,280 $ 10,140
LME Aluminum Base Metal 1 11/2023 USD 58,663 5,210
LME Aluminum Base Metal 1 11/2023 USD 58,663 3,470
LME Aluminum Base Metal 2 11/2023 USD 117,383 8,751
LME Aluminum Base Metal 2 11/2023 USD 117,325 6,782
LME Aluminum Base Metal 3 11/2023 USD 175,988 14,930
LME Aluminum Base Metal 3 11/2023 USD 176,213 12,884
LME Aluminum Base Metal 3 11/2023 USD 175,988 14,619
LME Copper Base Metal 1 11/2023 USD 206,394 772
LME Copper Base Metal 1 11/2023 USD 206,600 (3,853)
LME Copper Base Metal 1 11/2023 USD 206,419 (1,634)
LME Copper Base Metal 2 11/2023 USD 412,629 (13,289)
LME Lead Base Metal 1 11/2023 USD 54,200 865
LME Lead Base Metal 1 11/2023 USD 54,338 352
LME Lead Base Metal 1 11/2023 USD 54,250 35
LME Lead Base Metal 1 11/2023 USD 54,245 830
LME Lead Base Metal 1 11/2023 USD 54,200 1,549
LME Lead Base Metal 1 11/2023 USD 54,205 1,827
LME Lead Base Metal 3 11/2023 USD 162,645 3,304
LME Lead Base Metal 3 11/2023 USD 163,050 (1,457)
LME Nickel Base Metal 1 11/2023 USD 111,618 (12,246)
LME Nickel Base Metal 1 11/2023 USD 111,717 (12,253)
LME Nickel Base Metal 1 11/2023 USD 111,474 (9,189)
LME Nickel Base Metal 1 11/2023 USD 111,372 (13,611)
LME Zinc Base Metal 1 11/2023 USD 66,210 4,386
LME Zinc Base Metal 1 11/2023 USD 66,199 3,794
LME Zinc Base Metal 1 11/2023 USD 66,224 7,471
LME Zinc Base Metal 2 11/2023 USD 132,410 10,469
LME Zinc Base Metal 2 11/2023 USD 132,388 18,213
LME Zinc Base Metal 2 11/2023 USD 132,543 10,462
LME Zinc Base Metal 2 11/2023 USD 132,435 17,860
LME Zinc Base Metal 3 11/2023 USD 198,707 21,298
LME Zinc Base Metal 4 11/2023 USD 265,061 22,139
LME Zinc Base Metal 5 11/2023 USD 330,896 20,219
Low Sulphur Gasoil 14 11/2023 USD 1,352,750 71,940
Natural Gas 15 11/2023 USD 496,800 (18,748)
NY Harbor ULSD 7 11/2023 USD 928,393 839
RBOB Gasoline 14 11/2023 USD 1,381,565 (63,999)
Soybean 41 11/2023 USD 2,613,750 (119,745)
WTI Crude Oil 30 11/2023 USD 2,664,000 (45,009)
100 oz Gold 31 12/2023 USD 5,784,910 (375,309)
Australia 10 Year Bond 660 12/2023 AUD 47,569,800 (1,230,136)
Australia 3 Year Bond 41 12/2023 AUD 2,778,418 (19,462)
Canada 10 Year Bond 117 12/2023 CAD 9,925,941 (169,060)
Coffee 'C' 16 12/2023 USD 876,900 (61,901)
Corn 121 12/2023 USD 2,884,338 (75,117)
Cotton No. 2 18 12/2023 USD 784,350 2,918
Euro STOXX 50 Index 308 12/2023 EUR 13,689,611 (281,105)
Euro-Bobl 46 12/2023 EUR 5,624,464 (73,445)
Euro-BTP 27 12/2023 EUR 3,128,043 (160,819)
Euro-Buxl 14 12/2023 EUR 1,801,935 (158,233)
Euro-OAT 34 12/2023 EUR 4,417,465 (148,653)
Euro-Schatz 7 12/2023 EUR 776,931 (1,493)
FTSE 100 Index 24 12/2023 GBP 2,246,253 12,245
FTSE/MIB Index 65 12/2023 EUR 9,718,216 (91,355)
Japan 10 Year Bond 26 12/2023 JPY 25,227,517 (199,568)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
KC HRW Wheat 6 12/2023 USD $ 199,125 $ (25,772)
Lean Hogs 1 12/2023 USD 28,710 (1,919)
Live Cattle 43 12/2023 USD 3,232,310 (5,074)
LME Aluminum Base Metal 2 12/2023 USD 117,625 8,446
LME Aluminum Base Metal 2 12/2023 USD 117,400 3,987
LME Aluminum Base Metal 3 12/2023 USD 176,025 1,205
LME Aluminum Base Metal 4 12/2023 USD 235,375 13,815
LME Aluminum Base Metal 4 12/2023 USD 235,050 13,256
LME Aluminum Base Metal 5 12/2023 USD 294,375 18,448
LME Aluminum Base Metal 5 12/2023 USD 294,125 21,641
LME Aluminum Base Metal 6 12/2023 USD 353,186 23,776
LME Aluminum Base Metal 7 12/2023 USD 411,192 19,040
LME Aluminum Base Metal 15 12/2023 USD 880,811 43,901
LME Aluminum Base Metal 95 12/2023 USD 5,587,188 290,710
LME Copper Base Metal 1 12/2023 USD 206,678 (917)
LME Copper Base Metal 1 12/2023 USD 206,751 3,073
LME Copper Base Metal 1 12/2023 USD 206,625 2,076
LME Copper Base Metal 1 12/2023 USD 206,757 (4,246)
LME Copper Base Metal 1 12/2023 USD 206,700 (2,678)
LME Copper Base Metal 3 12/2023 USD 620,288 (3,143)
LME Copper Base Metal 3 12/2023 USD 620,124 (7,709)
LME Copper Base Metal 3 12/2023 USD 620,024 1,116
LME Copper Base Metal 4 12/2023 USD 826,400 (686)
LME Copper Base Metal 8 12/2023 USD 1,654,008 29,979
LME Copper Base Metal 40 12/2023 USD 8,270,000 (172,016)
LME Lead Base Metal 1 12/2023 USD 54,346 (1,077)
LME Lead Base Metal 1 12/2023 USD 54,275 (365)
LME Lead Base Metal 1 12/2023 USD 54,345 (1,423)
LME Lead Base Metal 2 12/2023 USD 108,699 (4,930)
LME Lead Base Metal 2 12/2023 USD 108,691 (3,624)
LME Lead Base Metal 19 12/2023 USD 1,031,225 (6,831)
LME Nickel Base Metal 1 12/2023 USD 111,853 (9,539)
LME Nickel Base Metal 1 12/2023 USD 111,903 (7,230)
LME Nickel Base Metal 1 12/2023 USD 111,954 (7,959)
LME Nickel Base Metal 1 12/2023 USD 111,960 (6,063)
LME Nickel Base Metal 1 12/2023 USD 111,839 (10,442)
LME Nickel Base Metal 1 12/2023 USD 111,966 (3,896)
LME Nickel Base Metal 2 12/2023 USD 224,232 (984)
LME Nickel Base Metal 5 12/2023 USD 559,830 (69,401)
LME Zinc Base Metal 1 12/2023 USD 66,238 100
LME Zinc Base Metal 1 12/2023 USD 66,230 1,700
LME Zinc Base Metal 2 12/2023 USD 132,700 7,776
LME Zinc Base Metal 2 12/2023 USD 132,423 4,517
LME Zinc Base Metal 2 12/2023 USD 132,721 6,169
LME Zinc Base Metal 2 12/2023 USD 132,685 8,299
LME Zinc Base Metal 3 12/2023 USD 198,731 11,089
LME Zinc Base Metal 3 12/2023 USD 199,019 10,622
LME Zinc Base Metal 8 12/2023 USD 529,940 27,076
LME Zinc Base Metal 39 12/2023 USD 2,586,431 153,382
Long Gilt 31 12/2023 GBP 3,547,429 (44,749)
Low Sulphur Gasoil 11 12/2023 USD 1,019,425 9,634
Russell 2000 E-Mini Index 3 12/2023 USD 269,790 (3,985)
S&P Midcap 400 E-Mini Index 3 12/2023 USD 756,120 (24,981)
Silver 19 12/2023 USD 2,132,750 (118,558)
Soybean Meal 68 12/2023 USD 2,592,160 (58,082)
Soybean Oil 20 12/2023 USD 669,960 (39,600)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
TOPIX Index 152 12/2023 JPY $ 23,633,030 $ (334,876)
U.S. Treasury 10 Year Note 208 12/2023 USD 22,470,500 (393,899)
U.S. Treasury 2 Year Note 20 12/2023 USD 4,054,062 (9,321)
U.S. Treasury 5 Year Note 163 12/2023 USD 17,168,484 (140,955)
U.S. Treasury Long Bond 69 12/2023 USD 7,857,375 (424,323)
U.S. Treasury Ultra Bond 45 12/2023 USD 5,353,594 (381,953)
Feeder Cattle 2 1/2024 USD 258,050 (6,946)
Sugar No. 11 102 2/2024 USD 3,025,075 (27,611)
Platinum 6 8/2024 JPY 87,326 586
(4,423,780)
Short Contracts
Brent Crude Oil (46) 10/2023 USD (4,241,200) 38,341
IBEX 35 Index (5) 10/2023 EUR (499,022) 2,527
LME Aluminum Base Metal (1) 10/2023 USD (58,400) (3,550)
LME Aluminum Base Metal (1) 10/2023 USD (58,406) (1,715)
LME Aluminum Base Metal (1) 10/2023 USD (58,568) (3,086)
LME Aluminum Base Metal (1) 10/2023 USD (58,553) (2,666)
LME Aluminum Base Metal (1) 10/2023 USD (58,538) (3,640)
LME Aluminum Base Metal (2) 10/2023 USD (117,288) (4,816)
LME Aluminum Base Metal (2) 10/2023 USD (116,788) (8,123)
LME Aluminum Base Metal (3) 10/2023 USD (175,457) (11,133)
LME Aluminum Base Metal (3) 10/2023 USD (175,163) (14,060)
LME Aluminum Base Metal (3) 10/2023 USD (175,749) (9,988)
LME Aluminum Base Metal (3) 10/2023 USD (174,788) (13,476)
LME Aluminum Base Metal (3) 10/2023 USD (175,487) (10,637)
LME Aluminum Base Metal (4) 10/2023 USD (233,900) (11,293)
LME Aluminum Base Metal (6) 10/2023 USD (350,768) (13,941)
LME Aluminum Base Metal (8) 10/2023 USD (466,550) (39,198)
LME Copper Base Metal (1) 10/2023 USD (205,938) 5,830
LME Copper Base Metal (1) 10/2023 USD (206,131) 4,529
LME Copper Base Metal (1) 10/2023 USD (205,738) 2,760
LME Lead Base Metal (1) 10/2023 USD (54,794) (3,527)
LME Lead Base Metal (1) 10/2023 USD (54,295) (242)
LME Lead Base Metal (2) 10/2023 USD (109,400) (3,905)
LME Lead Base Metal (2) 10/2023 USD (108,706) (1,911)
LME Nickel Base Metal (1) 10/2023 USD (111,152) 20,545
LME Nickel Base Metal (1) 10/2023 USD (110,708) 16,051
LME Nickel Base Metal (1) 10/2023 USD (110,845) 16,934
LME Zinc Base Metal (1) 10/2023 USD (66,143) (6,471)
LME Zinc Base Metal (1) 10/2023 USD (66,122) (7,325)
LME Zinc Base Metal (1) 10/2023 USD (66,144) (6,519)
LME Zinc Base Metal (2) 10/2023 USD (132,260) (12,453)
LME Zinc Base Metal (2) 10/2023 USD (132,263) (14,668)
LME Zinc Base Metal (2) 10/2023 USD (132,277) (9,883)
LME Zinc Base Metal (3) 10/2023 USD (198,275) (20,384)
Natural Gas (25) 10/2023 USD (732,250) 13,088
OMXS30 Index (294) 10/2023 SEK (5,812,431) 48,685
RBOB Gasoline (1) 10/2023 USD (100,779) 4,782
Feeder Cattle (7) 11/2023 USD (892,150) 27,944
LME Aluminum Base Metal (1) 11/2023 USD (58,663) (5,021)
LME Aluminum Base Metal (1) 11/2023 USD (58,663) (3,520)
LME Aluminum Base Metal (2) 11/2023 USD (117,383) (8,838)
LME Aluminum Base Metal (2) 11/2023 USD (117,325) (6,726)
LME Aluminum Base Metal (3) 11/2023 USD (176,213) (12,593)
LME Aluminum Base Metal (3) 11/2023 USD (175,988) (14,915)
LME Aluminum Base Metal (3) 11/2023 USD (175,988) (14,757)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 11/2023 USD $ (206,600) $ 4,395
LME Copper Base Metal (1) 11/2023 USD (206,394) (1,359)
LME Copper Base Metal (1) 11/2023 USD (206,419) 2,240
LME Copper Base Metal (2) 11/2023 USD (412,629) 13,455
LME Lead Base Metal (1) 11/2023 USD (54,205) (1,660)
LME Lead Base Metal (1) 11/2023 USD (54,200) (953)
LME Lead Base Metal (1) 11/2023 USD (54,250) 70
LME Lead Base Metal (1) 11/2023 USD (54,245) (973)
LME Lead Base Metal (1) 11/2023 USD (54,338) (615)
LME Lead Base Metal (1) 11/2023 USD (54,200) (1,578)
LME Lead Base Metal (3) 11/2023 USD (162,645) (3,290)
LME Lead Base Metal (3) 11/2023 USD (163,050) 842
LME Nickel Base Metal (1) 11/2023 USD (111,618) 11,619
LME Nickel Base Metal (1) 11/2023 USD (111,372) 14,006
LME Nickel Base Metal (1) 11/2023 USD (111,717) 12,336
LME Nickel Base Metal (1) 11/2023 USD (111,474) 9,501
LME Zinc Base Metal (1) 11/2023 USD (66,210) (5,626)
LME Zinc Base Metal (1) 11/2023 USD (66,224) (7,624)
LME Zinc Base Metal (1) 11/2023 USD (66,199) (3,927)
LME Zinc Base Metal (2) 11/2023 USD (132,543) (10,358)
LME Zinc Base Metal (2) 11/2023 USD (132,388) (17,492)
LME Zinc Base Metal (2) 11/2023 USD (132,435) (17,204)
LME Zinc Base Metal (2) 11/2023 USD (132,410) (11,071)
LME Zinc Base Metal (3) 11/2023 USD (198,707) (19,884)
LME Zinc Base Metal (4) 11/2023 USD (265,061) (22,114)
LME Zinc Base Metal (5) 11/2023 USD (330,896) (21,024)
Cocoa (2) 12/2023 USD (68,360) 1,455
Copper (1) 12/2023 USD (93,438) (1,330)
DAX Index (11) 12/2023 EUR (4,514,087) 106,491
Euro-Bund (178) 12/2023 EUR (24,161,778) 580,428
LME Aluminum Base Metal (2) 12/2023 USD (117,400) (4,856)
LME Aluminum Base Metal (2) 12/2023 USD (117,625) (8,481)
LME Aluminum Base Metal (3) 12/2023 USD (176,025) (3,034)
LME Aluminum Base Metal (4) 12/2023 USD (235,050) (13,312)
LME Aluminum Base Metal (4) 12/2023 USD (235,375) (14,627)
LME Aluminum Base Metal (5) 12/2023 USD (294,125) (22,140)
LME Aluminum Base Metal (5) 12/2023 USD (294,375) (19,390)
LME Aluminum Base Metal (6) 12/2023 USD (353,186) (24,253)
LME Aluminum Base Metal (7) 12/2023 USD (411,192) (19,838)
LME Aluminum Base Metal (15) 12/2023 USD (880,811) (43,849)
LME Aluminum Base Metal (88) 12/2023 USD (5,175,500) (345,699)
LME Copper Base Metal (1) 12/2023 USD (206,700) 2,735
LME Copper Base Metal (1) 12/2023 USD (206,757) 3,138
LME Copper Base Metal (1) 12/2023 USD (206,625) (2,202)
LME Copper Base Metal (1) 12/2023 USD (206,751) (2,239)
LME Copper Base Metal (1) 12/2023 USD (206,678) 194
LME Copper Base Metal (3) 12/2023 USD (620,288) 2,833
LME Copper Base Metal (3) 12/2023 USD (620,124) 8,185
LME Copper Base Metal (3) 12/2023 USD (620,024) (2,069)
LME Copper Base Metal (4) 12/2023 USD (826,400) (532)
LME Copper Base Metal (8) 12/2023 USD (1,654,008) (29,279)
LME Copper Base Metal (30) 12/2023 USD (6,202,500) (9,357)
LME Lead Base Metal (1) 12/2023 USD (54,275) 347
LME Lead Base Metal (1) 12/2023 USD (54,275) 516
LME Lead Base Metal (1) 12/2023 USD (54,345) 1,553
LME Lead Base Metal (1) 12/2023 USD (54,346) 977

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (2) 12/2023 USD $ (108,699) $ 5,946
LME Lead Base Metal (2) 12/2023 USD (108,691) 3,704
LME Nickel Base Metal (1) 12/2023 USD (111,903) 8,170
LME Nickel Base Metal (1) 12/2023 USD (111,839) 11,009
LME Nickel Base Metal (1) 12/2023 USD (111,960) 6,378
LME Nickel Base Metal (1) 12/2023 USD (111,853) 10,004
LME Nickel Base Metal (1) 12/2023 USD (111,966) 3,617
LME Nickel Base Metal (1) 12/2023 USD (111,954) 7,568
LME Nickel Base Metal (2) 12/2023 USD (224,232) 1,761
LME Nickel Base Metal (9) 12/2023 USD (1,007,694) 46,479
LME Zinc Base Metal (1) 12/2023 USD (66,230) (3,245)
LME Zinc Base Metal (1) 12/2023 USD (66,238) (40)
LME Zinc Base Metal (2) 12/2023 USD (132,685) (8,865)
LME Zinc Base Metal (2) 12/2023 USD (132,700) (8,206)
LME Zinc Base Metal (2) 12/2023 USD (132,423) (4,485)
LME Zinc Base Metal (2) 12/2023 USD (132,638) (12,775)
LME Zinc Base Metal (2) 12/2023 USD (132,721) (6,502)
LME Zinc Base Metal (3) 12/2023 USD (198,731) (11,952)
LME Zinc Base Metal (3) 12/2023 USD (199,019) (11,352)
LME Zinc Base Metal (8) 12/2023 USD (529,940) (26,233)
S&P 500 E-Mini Index (51) 12/2023 USD (11,030,025) 250,955
S&P/TSX 60 Index (33) 12/2023 CAD (5,715,870) 246,775
SPI 200 Index (6) 12/2023 AUD (683,392) 12,227
Wheat (47) 12/2023 USD (1,272,525) 248,623
730,674
$ (3,693,106)
Forward foreign currency exchange contracts outstanding as of September 30, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 8,596,503 USD 5,522,426 CITI 12/20/2023 $ 20,116
AUD 8,596,498 USD 5,522,395 JPMC 12/20/2023 20,145
CAD 2,490,388 USD 1,834,308 CITI 12/20/2023 1,573
CAD 2,490,388 USD 1,834,299 JPMC 12/20/2023 1,583
CNY 8,511,752 USD 1,166,234 CITI
**
12/20/2023 4,236
CNY 8,511,750 USD 1,166,228 JPMC
**
12/20/2023 4,241
COP 958,333,334 USD 227,776 CITI
**
12/20/2023 2,487
COP 958,333,330 USD 227,775 JPMC
**
12/20/2023 2,489
CZK 500,000 USD 21,605 CITI 12/20/2023 21
CZK 500,000 USD 21,605 JPMC 12/20/2023 21
HUF 20,000,000 USD 53,346 CITI 12/20/2023 261
HUF 20,000,000 USD 53,346 JPMC 12/20/2023 261
ILS 2,016,000 USD 529,752 CITI 12/20/2023 934
ILS 2,016,000 USD 529,749 JPMC 12/20/2023 937
INR 159,623,735 USD 1,912,927 CITI
**
12/20/2023 385
INR 159,623,735 USD 1,912,917 JPMC
**
12/20/2023 396
MXN 58,528,252 USD 3,277,763 CITI 12/20/2023 35,802
MXN 60,028,249 USD 3,362,668 JPMC 12/20/2023 35,818
NOK 35,577,495 USD 3,325,306 CITI 12/20/2023 8,156
NOK 35,577,495 USD 3,325,290 JPMC 12/20/2023 8,174
PHP 10,000,000 USD 175,855 CITI
**
12/20/2023 743

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
PHP 10,000,000 USD 175,854 JPMC
**
12/20/2023 $ 744
SEK 3,624,000 USD 329,533 CITI 12/20/2023 3,515
SEK 3,624,000 USD 329,531 JPMC 12/20/2023 3,517
USD 323,529 AUD 501,000 CITI 12/20/2023 512
USD 323,530 AUD 500,999 JPMC 12/20/2023 514
USD 737,935 BRL 3,699,008 CITI
**
12/20/2023 9,265
USD 737,939 BRL 3,699,006 JPMC
**
12/20/2023 9,268
USD 2,600,578 CAD 3,523,319 CITI 12/20/2023 3,234
USD 2,600,591 CAD 3,523,319 JPMC 12/20/2023 3,248
USD 12,678,326 CHF 11,163,504 CITI 12/20/2023 372,271
USD 12,678,381 CHF 11,163,496 JPMC 12/20/2023 372,334
USD 171,051 CLP 150,000,000 CITI
**
12/20/2023 3,283
USD 171,052 CLP 150,000,000 JPMC
**
12/20/2023 3,284
USD 157,734 DKK 1,079,000 CITI 12/20/2023 4,067
USD 157,735 DKK 1,079,000 JPMC 12/20/2023 4,068
USD 28,433,082 EUR 26,262,242 CITI 12/20/2023 561,873
USD 27,330,375 EUR 25,235,232 JPMC 12/20/2023 549,096
USD 10,363,410 GBP 8,301,309 CITI 12/20/2023 229,215
USD 6,709,259 GBP 5,354,300 JPMC 12/20/2023 172,757
USD 716,573 HKD 5,600,000 CITI 12/20/2023 251
USD 716,576 HKD 5,600,000 JPMC 12/20/2023 255
USD 123,141 HUF 45,000,000 CITI 12/20/2023 2,527
USD 123,142 HUF 45,000,000 JPMC 12/20/2023 2,527
USD 356,696 IDR 5,500,000,002 CITI
**
12/20/2023 1,764
USD 356,698 IDR 5,499,999,998 JPMC
**
12/20/2023 1,766
USD 1,262,052 ILS 4,774,103 CITI 12/20/2023 5,331
USD 1,262,058 ILS 4,774,102 JPMC 12/20/2023 5,338
USD 119,976 INR 10,000,000 CITI
**
12/20/2023 112
USD 119,976 INR 10,000,000 JPMC
**
12/20/2023 112
USD 10,238,440 JPY 1,475,253,007 CITI 12/20/2023 234,367
USD 10,238,491 JPY 1,475,252,993 JPMC 12/20/2023 234,418
USD 870,290 KRW 1,150,000,003 CITI
**
12/20/2023 16,439
USD 870,294 KRW 1,149,999,997 JPMC
**
12/20/2023 16,443
USD 546,610 MXN 9,500,000 CITI 12/20/2023 8,770
USD 546,613 MXN 9,500,000 JPMC 12/20/2023 8,772
USD 182,246 NOK 1,931,624 CITI 12/20/2023 1,261
USD 182,247 NOK 1,931,625 JPMC 12/20/2023 1,262
USD 419,240 PLN 1,738,500 CITI 12/20/2023 22,531
USD 419,242 PLN 1,738,500 JPMC 12/20/2023 22,533
USD 322,678 SEK 3,500,000 CITI 12/20/2023 1,026
USD 322,680 SEK 3,500,000 JPMC 12/20/2023 1,027
USD 2,167,589 SGD 2,928,500 CITI 12/20/2023 17,505
USD 2,167,600 SGD 2,928,500 JPMC 12/20/2023 17,515
USD 184,155 ZAR 3,500,000 CITI 12/20/2023 603
USD 184,156 ZAR 3,500,000 JPMC 12/20/2023 604
ZAR 21,432,752 USD 1,105,635 CITI 12/20/2023 18,372
ZAR 21,432,750 USD 1,105,629 JPMC 12/20/2023 18,378
Total unrealized appreciation 3,116,653
AUD 3,751,500 USD 2,426,708 CITI 12/20/2023 (7,951)
AUD 3,751,499 USD 2,426,695 JPMC 12/20/2023 (7,940)
BRL 20,501,000 USD 4,097,621 CITI
**
12/20/2023 (59,112)
BRL 20,501,000 USD 4,097,601 JPMC
**
12/20/2023 (59,091)
CAD 5,385,612 USD 3,993,946 CITI 12/20/2023 (23,744)
CAD 5,385,612 USD 3,993,926 JPMC 12/20/2023 (23,725)
CHF 476,000 USD 539,373 CITI 12/20/2023 (14,656)
CHF 476,000 USD 539,371 JPMC 12/20/2023 (14,653)
CLP 1,266,481,502 USD 1,456,239 CITI
**
12/20/2023 (39,734)
CLP 1,266,481,498 USD 1,456,232 JPMC
**
12/20/2023 (39,726)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CNY 9,635,749 USD 1,332,727 CITI
**
12/20/2023 $ (7,692)
CNY 9,635,749 USD 1,332,720 JPMC
**
12/20/2023 (7,685)
COP 591,666,668 USD 144,011 CITI
**
12/20/2023 (1,849)
COP 591,666,668 USD 144,010 JPMC
**
12/20/2023 (1,849)
CZK 14,500,000 USD 642,763 CITI 12/20/2023 (15,627)
CZK 14,500,000 USD 642,760 JPMC 12/20/2023 (15,623)
DKK 1,348,500 USD 196,115 CITI 12/20/2023 (4,067)
DKK 1,348,500 USD 196,114 JPMC 12/20/2023 (4,066)
EUR 10,465,877 USD 11,359,306 CITI 12/20/2023 (252,233)
EUR 10,465,874 USD 11,359,246 JPMC 12/20/2023 (252,176)
GBP 8,016,003 USD 10,048,253 CITI 12/20/2023 (262,358)
GBP 8,015,997 USD 10,048,195 JPMC 12/20/2023 (262,308)
HKD 275,500 USD 35,274 CITI 12/20/2023 (33)
HKD 275,500 USD 35,274 JPMC 12/20/2023 (33)
HUF 843,009,000 USD 2,311,837 CITI 12/20/2023 (52,294)
HUF 843,009,000 USD 2,311,825 JPMC 12/20/2023 (52,282)
IDR 1,500,000,002 USD 98,030 CITI
**
12/20/2023 (1,231)
IDR 1,499,999,998 USD 98,021 JPMC
**
12/20/2023 (1,221)
ILS 982,500 USD 258,973 CITI 12/20/2023 (342)
ILS 982,500 USD 258,971 JPMC 12/20/2023 (341)
INR 330,299,767 USD 3,979,476 CITI
**
12/20/2023 (20,374)
INR 330,299,763 USD 3,979,456 JPMC
**
12/20/2023 (20,355)
JPY 98,500 USD 688 CITI 12/20/2023 (20)
JPY 98,500 USD 688 JPMC 12/20/2023 (20)
KRW 3,407,282,498 USD 2,576,811 CITI
**
12/20/2023 (46,975)
KRW 3,407,282,496 USD 2,576,811 JPMC
**
12/20/2023 (46,976)
MXN 62,028,251 USD 3,605,862 CITI 12/20/2023 (94,146)
MXN 60,528,248 USD 3,520,921 JPMC 12/20/2023 (94,127)
NOK 33,734,507 USD 3,177,833 CITI 12/20/2023 (17,049)
NOK 33,734,503 USD 3,177,816 JPMC 12/20/2023 (17,035)
PLN 711,000 USD 167,298 CITI 12/20/2023 (5,055)
PLN 711,000 USD 167,297 JPMC 12/20/2023 (5,054)
SGD 7,500 USD 5,519 CITI 12/20/2023 (13)
SGD 7,500 USD 5,519 JPMC 12/20/2023 (13)
TWD 31,000,000 USD 980,934 CITI
**
12/20/2023 (14,412)
TWD 31,000,000 USD 980,929 JPMC
**
12/20/2023 (14,407)
USD 963,782 AUD 1,503,002 CITI 12/20/2023 (5,269)
USD 963,785 AUD 1,502,999 JPMC 12/20/2023 (5,265)
USD 2,415,199 CAD 3,288,181 CITI 12/20/2023 (8,804)
USD 2,415,211 CAD 3,288,181 JPMC 12/20/2023 (8,793)
USD 470,516 CHF 427,500 CITI 12/20/2023 (737)
USD 470,518 CHF 427,500 JPMC 12/20/2023 (735)
USD 552,735 CLP 500,000,000 CITI
**
12/20/2023 (6,494)
USD 552,737 CLP 500,000,000 JPMC
**
12/20/2023 (6,492)
USD 19,085 EUR 18,000 CITI 12/20/2023 (17)
USD 19,085 EUR 18,000 JPMC 12/20/2023 (17)
USD 153,360 GBP 126,000 CITI 12/20/2023 (460)
USD 13,384 HUF 5,000,000 CITI 12/20/2023 (18)
USD 13,384 HUF 5,000,000 JPMC 12/20/2023 (18)
USD 96,595 IDR 1,500,000,000 CITI
**
12/20/2023 (205)
USD 96,595 IDR 1,500,000,000 JPMC
**
12/20/2023 (204)
USD 467,629 ILS 1,782,898 CITI 12/20/2023 (1,696)
USD 467,631 ILS 1,782,897 JPMC 12/20/2023 (1,694)
USD 239,427 INR 20,000,000 CITI
**
12/20/2023 (301)
USD 239,429 INR 20,000,000 JPMC
**
12/20/2023 (299)
USD 37,100 KRW 50,000,000 CITI
**
12/20/2023 (24)
USD 37,100 KRW 50,000,000 JPMC
**
12/20/2023 (24)
USD 80,866 NOK 866,376 CITI 12/20/2023 (310)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 80,866 NOK 866,375 JPMC 12/20/2023 $ (310)
USD 7,743,632 NZD 13,039,501 CITI 12/20/2023 (71,856)
USD 7,743,670 NZD 13,039,499 JPMC 12/20/2023 (71,817)
USD 87,947 PHP 5,000,000 CITI
**
12/20/2023 (352)
USD 87,947 PHP 5,000,000 JPMC
**
12/20/2023 (351)
USD 2,354,451 SEK 25,921,000 CITI 12/20/2023 (27,709)
USD 2,354,462 SEK 25,921,000 JPMC 12/20/2023 (27,697)
USD 314,556 SGD 428,500 CITI 12/20/2023 (46)
USD 314,558 SGD 428,500 JPMC 12/20/2023 (44)
USD 156,879 ZAR 3,000,000 CITI 12/20/2023 (451)
USD 156,880 ZAR 3,000,000 JPMC 12/20/2023 (450)
ZAR 31,432,750 USD 1,662,383 CITI 12/20/2023 (13,942)
ZAR 31,432,750 USD 1,662,375 JPMC 12/20/2023 (13,934)
Total unrealized depreciation (2,158,508)
Net unrealized appreciation $ 958,145
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 89.2%
INVESTMENT COMPANIES - 47.0%
Limited Purpose Cash Investment
Fund, 5.36% (1)(a)
(Cost $226,012,320) 226,171,518 226,103,666
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 42.2%
U.S. Treasury Bills
4.91%, 10/12/2023 (b) $ 7,073,000 7,062,631
4.99%, 10/19/2023 (b) 29,434,000 29,360,472
5.02%, 11/2/2023 (b) 8,378,000 8,339,836
5.11%, 11/16/2023 (b) 5,882,000 5,843,069
5.31%, 11/24/2023 (b) 20,763,000 20,600,723
5.44%, 11/30/2023 (b) 4,069,000 4,033,456
5.39%, 12/7/2023 (b) 10,261,000 10,161,015
5.29%, 12/14/2023 (b) 4,724,000 4,673,230
5.41%, 1/11/2024 (b) 4,360,000 4,295,139
5.39%, 1/18/2024 (b) 11,313,000 11,132,954
5.41%, 1/25/2024 (b) 9,586,000 9,423,321
5.41%, 2/1/2024 (b) 8,849,000 8,689,987
5.44%, 2/15/2024 (b) 315,000 308,691
5.50%, 2/29/2024 (b) 15,378,000 15,037,842
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 42.2% (continued)
5.45%, 3/7/2024 (b) $ 34,679,000 33,874,888
5.45%, 3/14/2024 (b) 30,763,000 30,019,018
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $202,851,431) 202,856,272
TOTAL SHORT-TERM INVESTMENTS
(Cost $428,863,751) 428,959,938
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 89.2%
(Cost $428,863,751) 428,959,938
OTHER ASSETS IN EXCESS OF
LIABILITIES - 10.8% ‡ 51,789,358
NET ASSETS - 100.0% 480,749,296
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 226,103,666 47.0%
U.S. Treasury Obligations 202,856,272 42.2
Total Investments In Securities
At Value 428,959,938 89.2
Other Assets in Excess of
Liabilities ‡ 51,789,358 10.8
Net Assets
$ 480,749,296 100.0%
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2023.
(b) The rate shown was the effective yield at the date of purchase.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 2 10/2023 USD $ 117,136 $ 6,180
LME Aluminum Base Metal 3 10/2023 USD 175,613 11,054
LME Aluminum Base Metal 5 10/2023 USD 292,479 16,652
LME Aluminum Base Metal 9 10/2023 USD 527,794 22,642
LME Aluminum Base Metal 19 10/2023 USD 1,111,225 70,918
LME Aluminum Base Metal 23 10/2023 USD 1,343,344 40,326
LME Aluminum Base Metal 25 10/2023 USD 1,463,819 63,120
LME Aluminum Base Metal 28 10/2023 USD 1,635,025 105,067
LME Aluminum Base Metal 30 10/2023 USD 1,752,000 128,438
LME Aluminum Base Metal 30 10/2023 USD 1,754,250 68,912
LME Aluminum Base Metal 39 10/2023 USD 2,284,737 135,247
LME Aluminum Base Metal 41 10/2023 USD 2,393,888 194,977
LME Aluminum Base Metal 56 10/2023 USD 3,265,850 281,810
LME Aluminum Base Metal 58 10/2023 USD 3,390,753 142,581
LME Copper Base Metal 1 10/2023 USD 205,938 (5,815)
LME Copper Base Metal 2 10/2023 USD 411,950 (8,917)
LME Copper Base Metal 4 10/2023 USD 822,950 (15,726)
LME Copper Base Metal 4 10/2023 USD 825,075 (52,636)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 4 10/2023 USD $ 822,583 $ (8,619)
LME Copper Base Metal 4 10/2023 USD 824,025 (26,437)
LME Copper Base Metal 4 10/2023 USD 822,767 (19,344)
LME Copper Base Metal 5 10/2023 USD 1,028,875 (44,190)
LME Copper Base Metal 10 10/2023 USD 2,062,188 (88,045)
LME Copper Base Metal 10 10/2023 USD 2,054,625 (15,131)
LME Lead Base Metal 1 10/2023 USD 54,719 3,066
LME Lead Base Metal 1 10/2023 USD 54,513 2,315
LME Lead Base Metal 1 10/2023 USD 54,388 1,191
LME Lead Base Metal 3 10/2023 USD 162,797 815
LME Lead Base Metal 3 10/2023 USD 162,884 1,101
LME Lead Base Metal 3 10/2023 USD 162,971 313
LME Lead Base Metal 5 10/2023 USD 271,765 3,327
LME Lead Base Metal 5 10/2023 USD 273,688 15,637
LME Lead Base Metal 8 10/2023 USD 438,350 30,666
LME Lead Base Metal 13 10/2023 USD 711,100 24,472
LME Nickel Base Metal 1 10/2023 USD 111,001 (15,118)
LME Nickel Base Metal 2 10/2023 USD 221,645 (29,521)
LME Nickel Base Metal 3 10/2023 USD 332,878 (45,131)
LME Nickel Base Metal 5 10/2023 USD 554,910 (78,705)
LME Nickel Base Metal 8 10/2023 USD 885,667 (130,992)
LME Nickel Base Metal 12 10/2023 USD 1,333,821 (252,567)
LME Zinc Base Metal 5 10/2023 USD 330,825 12,060
LME Zinc Base Metal 9 10/2023 USD 595,312 35,966
LME Zinc Base Metal 10 10/2023 USD 661,428 63,435
LME Zinc Base Metal 11 10/2023 USD 727,345 78,515
LME Zinc Base Metal 13 10/2023 USD 859,706 85,268
LME Zinc Base Metal 14 10/2023 USD 925,939 61,554
LME Zinc Base Metal 16 10/2023 USD 1,058,200 102,691
LME Zinc Base Metal 16 10/2023 USD 1,058,100 110,053
LME Zinc Base Metal 22 10/2023 USD 1,454,888 153,789
LME Zinc Base Metal 22 10/2023 USD 1,455,097 92,360
LME Zinc Base Metal 25 10/2023 USD 1,653,244 170,063
LME Zinc Base Metal 27 10/2023 USD 1,784,477 192,404
LME Zinc Base Metal 27 10/2023 USD 1,785,881 177,652
Natural Gas 45 10/2023 GBP 1,736,080 (56,274)
Natural Gas 65 10/2023 EUR 2,071,154 (85,861)
NY Harbor ULSD 50 10/2023 USD 6,931,260 570,117
WTI Crude Oil 121 10/2023 USD 10,985,590 (85,720)
LME Aluminum Base Metal 5 11/2023 USD 293,313 14,235
LME Aluminum Base Metal 5 11/2023 USD 293,313 25,800
LME Aluminum Base Metal 5 11/2023 USD 293,313 18,798
LME Aluminum Base Metal 5 11/2023 USD 293,313 17,351
LME Aluminum Base Metal 6 11/2023 USD 352,218 26,272
LME Aluminum Base Metal 6 11/2023 USD 351,975 20,207
LME Aluminum Base Metal 7 11/2023 USD 410,638 36,467
LME Aluminum Base Metal 8 11/2023 USD 469,300 40,072
LME Aluminum Base Metal 8 11/2023 USD 469,484 42,985
LME Aluminum Base Metal 8 11/2023 USD 469,226 15,202
LME Aluminum Base Metal 10 11/2023 USD 586,625 29,846
LME Aluminum Base Metal 12 11/2023 USD 703,950 58,475
LME Aluminum Base Metal 12 11/2023 USD 703,950 40,740
LME Aluminum Base Metal 22 11/2023 USD 1,291,208 96,264
LME Aluminum Base Metal 25 11/2023 USD 1,468,438 97,076
LME Copper Base Metal 1 11/2023 USD 206,435 1,535
LME Copper Base Metal 1 11/2023 USD 206,281 (12,402)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 11/2023 USD $ 206,294 $ (7,459)
LME Copper Base Metal 2 11/2023 USD 412,796 (14,209)
LME Copper Base Metal 2 11/2023 USD 412,838 (1,418)
LME Copper Base Metal 2 11/2023 USD 412,950 (2,856)
LME Copper Base Metal 3 11/2023 USD 619,744 (11,914)
LME Copper Base Metal 3 11/2023 USD 619,350 (14,647)
LME Copper Base Metal 3 11/2023 USD 619,181 3,423
LME Copper Base Metal 3 11/2023 USD 619,363 (3,077)
LME Copper Base Metal 4 11/2023 USD 825,883 (5,367)
LME Copper Base Metal 5 11/2023 USD 1,032,397 334
LME Copper Base Metal 7 11/2023 USD 1,445,507 (18,354)
LME Copper Base Metal 11 11/2023 USD 2,272,600 (43,354)
LME Copper Base Metal 12 11/2023 USD 2,478,525 (41,990)
LME Copper Base Metal 21 11/2023 USD 4,332,605 (145,401)
LME Lead Base Metal 1 11/2023 USD 54,205 1,602
LME Lead Base Metal 2 11/2023 USD 108,501 986
LME Lead Base Metal 2 11/2023 USD 108,400 2,820
LME Lead Base Metal 3 11/2023 USD 162,713 1,417
LME Lead Base Metal 3 11/2023 USD 162,676 3,708
LME Lead Base Metal 5 11/2023 USD 271,201 4,024
LME Lead Base Metal 7 11/2023 USD 379,750 (1,243)
LME Lead Base Metal 7 11/2023 USD 379,505 8,056
LME Lead Base Metal 8 11/2023 USD 433,600 6,504
LME Lead Base Metal 13 11/2023 USD 705,575 (722)
LME Lead Base Metal 53 11/2023 USD 2,880,550 (13,704)
LME Nickel Base Metal 1 11/2023 USD 111,594 (11,049)
LME Nickel Base Metal 1 11/2023 USD 111,504 (9,609)
LME Nickel Base Metal 2 11/2023 USD 223,152 (18,918)
LME Nickel Base Metal 2 11/2023 USD 222,708 (35,598)
LME Nickel Base Metal 4 11/2023 USD 445,980 (33,792)
LME Nickel Base Metal 4 11/2023 USD 445,128 (78,084)
LME Nickel Base Metal 5 11/2023 USD 558,090 (63,052)
LME Nickel Base Metal 6 11/2023 USD 670,299 (73,517)
LME Nickel Base Metal 6 11/2023 USD 667,476 (139,886)
LME Nickel Base Metal 7 11/2023 USD 782,154 (79,464)
LME Nickel Base Metal 8 11/2023 USD 891,120 (97,704)
LME Nickel Base Metal 9 11/2023 USD 1,002,348 (120,879)
LME Nickel Base Metal 11 11/2023 USD 1,225,488 (116,984)
LME Zinc Base Metal 1 11/2023 USD 66,199 4,021
LME Zinc Base Metal 3 11/2023 USD 198,509 5,600
LME Zinc Base Metal 3 11/2023 USD 198,524 9,665
LME Zinc Base Metal 7 11/2023 USD 463,510 42,550
LME Zinc Base Metal 12 11/2023 USD 794,850 87,715
LME Zinc Base Metal 12 11/2023 USD 794,775 99,940
LME Zinc Base Metal 15 11/2023 USD 993,353 112,058
LME Zinc Base Metal 17 11/2023 USD 1,125,613 156,562
LME Zinc Base Metal 18 11/2023 USD 1,191,785 78,950
LME Zinc Base Metal 19 11/2023 USD 1,258,133 169,376
LME Zinc Base Metal 19 11/2023 USD 1,259,040 102,834
LME Zinc Base Metal 25 11/2023 USD 1,655,119 130,863
LME Zinc Base Metal 28 11/2023 USD 1,853,425 245,667
LME Zinc Base Metal 37 11/2023 USD 2,452,036 198,842
LME Zinc Base Metal 39 11/2023 USD 2,580,991 157,007
LME Zinc Base Metal 59 11/2023 USD 3,907,895 407,058
Low Sulphur Gasoil 112 11/2023 USD 10,822,000 1,045,834
Natural Gas 393 11/2023 USD 13,016,160 (475,703)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
NY Harbor ULSD 107 11/2023 USD $ 14,191,153 $ 24,981
RBOB Gasoline 126 11/2023 USD 12,434,083 (575,441)
SGX Iron Ore 1,002 11/2023 USD 11,740,434 281,641
Soybean 876 11/2023 USD 55,845,000 (816,181)
WTI Crude Oil 561 11/2023 USD 49,816,800 (319,393)
100 oz Gold 648 12/2023 USD 120,923,280 (8,093,617)
Cocoa 54 12/2023 USD 1,845,720 (94,944)
Coffee 'C' 528 12/2023 USD 28,937,700 (2,358,440)
Corn 217 12/2023 USD 5,172,738 16,067
Corn 1,981 12/2023 USD 47,222,088 (1,005,127)
Cotton No. 2 79 12/2023 USD 3,442,425 (18,982)
Cotton No. 2 129 12/2023 USD 5,621,175 90,163
ECX Emission 243 12/2023 EUR 20,981,983 (1,566,438)
Lean Hogs 52 12/2023 USD 1,492,920 (90,689)
Live Cattle 462 12/2023 USD 34,728,540 (55,191)
LME Aluminum Base Metal 1 12/2023 USD 58,875 3,690
LME Aluminum Base Metal 3 12/2023 USD 176,438 12,554
LME Aluminum Base Metal 5 12/2023 USD 293,688 13,298
LME Aluminum Base Metal 14 12/2023 USD 821,800 27,908
LME Aluminum Base Metal 21 12/2023 USD 1,235,325 90,896
LME Aluminum Base Metal 31 12/2023 USD 1,822,800 122,823
LME Aluminum Base Metal 33 12/2023 USD 1,936,275 13,260
LME Aluminum Base Metal 37 12/2023 USD 2,177,913 141,352
LME Aluminum Base Metal 39 12/2023 USD 2,294,906 134,693
LME Aluminum Base Metal 58 12/2023 USD 3,408,225 192,213
LME Aluminum Base Metal 60 12/2023 USD 3,531,855 237,766
LME Aluminum Base Metal 89 12/2023 USD 5,228,016 242,084
LME Aluminum Base Metal 141 12/2023 USD 8,279,626 418,052
LME Aluminum Base Metal 804 12/2023 USD 47,285,250 2,563,358
LME Copper Base Metal 1 12/2023 USD 206,717 (3,516)
LME Copper Base Metal 2 12/2023 USD 413,237 (12,893)
LME Copper Base Metal 4 12/2023 USD 826,712 (3,667)
LME Copper Base Metal 6 12/2023 USD 1,240,049 1,908
LME Copper Base Metal 12 12/2023 USD 2,480,178 (43,602)
LME Copper Base Metal 13 12/2023 USD 2,687,942 (1,867)
LME Copper Base Metal 15 12/2023 USD 3,101,265 46,488
LME Copper Base Metal 16 12/2023 USD 3,306,000 31,805
LME Copper Base Metal 17 12/2023 USD 3,514,865 (68,343)
LME Copper Base Metal 26 12/2023 USD 5,371,600 (8,368)
LME Copper Base Metal 30 12/2023 USD 6,201,240 (74,764)
LME Copper Base Metal 30 12/2023 USD 6,200,993 (77,656)
LME Copper Base Metal 43 12/2023 USD 8,890,788 (45,254)
LME Copper Base Metal 56 12/2023 USD 11,578,056 194,709
LME Copper Base Metal 606 12/2023 USD 125,290,499 (2,649,477)
LME Lead Base Metal 1 12/2023 USD 54,253 276
LME Lead Base Metal 1 12/2023 USD 54,275 (384)
LME Lead Base Metal 1 12/2023 USD 54,231 (663)
LME Lead Base Metal 2 12/2023 USD 108,475 (2,030)
LME Lead Base Metal 2 12/2023 USD 108,588 (2,749)
LME Lead Base Metal 2 12/2023 USD 108,475 (412)
LME Lead Base Metal 2 12/2023 USD 108,688 (1,968)
LME Lead Base Metal 2 12/2023 USD 108,695 (2,737)
LME Lead Base Metal 5 12/2023 USD 271,733 (6,923)
LME Lead Base Metal 5 12/2023 USD 271,723 (7,116)
LME Lead Base Metal 8 12/2023 USD 434,794 (19,721)
LME Lead Base Metal 8 12/2023 USD 434,766 (7,855)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 8 12/2023 USD $ 434,762 $ (14,494)
LME Lead Base Metal 12 12/2023 USD 651,750 (21,085)
LME Lead Base Metal 229 12/2023 USD 12,428,975 220,062
LME Nickel Base Metal 1 12/2023 USD 111,756 (11,847)
LME Nickel Base Metal 1 12/2023 USD 111,911 (7,462)
LME Nickel Base Metal 1 12/2023 USD 111,825 (13,758)
LME Nickel Base Metal 3 12/2023 USD 336,492 (5,247)
LME Nickel Base Metal 5 12/2023 USD 559,470 (49,185)
LME Nickel Base Metal 7 12/2023 USD 783,678 (55,471)
LME Nickel Base Metal 8 12/2023 USD 895,928 (29,269)
LME Nickel Base Metal 8 12/2023 USD 895,680 (46,401)
LME Nickel Base Metal 9 12/2023 USD 1,007,694 (34,171)
LME Nickel Base Metal 9 12/2023 USD 1,006,549 (93,979)
LME Nickel Base Metal 10 12/2023 USD 1,119,026 (78,154)
LME Nickel Base Metal 37 12/2023 USD 4,148,292 (61,709)
LME Nickel Base Metal 88 12/2023 USD 9,853,008 (1,325,292)
LME Zinc Base Metal 2 12/2023 USD 132,554 8,373
LME Zinc Base Metal 4 12/2023 USD 265,275 22,020
LME Zinc Base Metal 5 12/2023 USD 331,534 22,567
LME Zinc Base Metal 16 12/2023 USD 1,059,800 1,601
LME Zinc Base Metal 18 12/2023 USD 1,193,630 85,289
LME Zinc Base Metal 22 12/2023 USD 1,457,363 81,318
LME Zinc Base Metal 22 12/2023 USD 1,459,469 77,894
LME Zinc Base Metal 22 12/2023 USD 1,459,700 85,531
LME Zinc Base Metal 23 12/2023 USD 1,526,292 70,940
LME Zinc Base Metal 24 12/2023 USD 1,589,520 40,789
LME Zinc Base Metal 26 12/2023 USD 1,724,899 107,888
LME Zinc Base Metal 34 12/2023 USD 2,251,183 76,784
LME Zinc Base Metal 122 12/2023 USD 8,081,585 409,372
LME Zinc Base Metal 798 12/2023 USD 52,922,363 3,542,793
Low Sulphur Gasoil 166 12/2023 USD 15,384,050 128,810
Milling Wheat No. 2 552 12/2023 EUR 6,871,914 (345,657)
Phelix De Base Electricity 2 12/2023 EUR 2,256,156 (277,176)
Silver 372 12/2023 USD 41,757,000 (2,084,596)
Soybean Meal 804 12/2023 USD 30,648,480 (821,742)
Soybean Oil 271 12/2023 USD 9,077,958 (724,910)
Soybean 17 1/2024 USD 1,100,325 (54,060)
Sugar No. 11 1,061 2/2024 USD 31,466,714 (236,637)
Platinum 181 8/2024 JPY 2,634,335 (9,410)
(10,365,714)
Short Contracts
LME Aluminum Base Metal (2) 10/2023 USD (117,136) (6,173)
LME Aluminum Base Metal (3) 10/2023 USD (175,613) (10,920)
LME Aluminum Base Metal (5) 10/2023 USD (292,479) (16,846)
LME Aluminum Base Metal (9) 10/2023 USD (527,794) (21,672)
LME Aluminum Base Metal (19) 10/2023 USD (1,111,225) (70,510)
LME Aluminum Base Metal (23) 10/2023 USD (1,343,344) (39,449)
LME Aluminum Base Metal (25) 10/2023 USD (1,463,819) (66,639)
LME Aluminum Base Metal (28) 10/2023 USD (1,635,025) (113,715)
LME Aluminum Base Metal (30) 10/2023 USD (1,752,000) (106,485)
LME Aluminum Base Metal (30) 10/2023 USD (1,754,250) (84,698)
LME Aluminum Base Metal (39) 10/2023 USD (2,284,737) (130,360)
LME Aluminum Base Metal (41) 10/2023 USD (2,393,888) (192,452)
LME Aluminum Base Metal (56) 10/2023 USD (3,265,850) (274,481)
LME Aluminum Base Metal (58) 10/2023 USD (3,390,753) (134,766)
LME Copper Base Metal (1) 10/2023 USD (205,938) 7,747

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (2) 10/2023 USD $ (411,950) $ 8,795
LME Copper Base Metal (4) 10/2023 USD (822,950) 12,187
LME Copper Base Metal (4) 10/2023 USD (824,025) 29,316
LME Copper Base Metal (4) 10/2023 USD (822,583) 8,242
LME Copper Base Metal (4) 10/2023 USD (822,767) 14,298
LME Copper Base Metal (4) 10/2023 USD (825,075) 44,329
LME Copper Base Metal (5) 10/2023 USD (1,028,875) 38,821
LME Copper Base Metal (10) 10/2023 USD (2,054,625) 9,535
LME Copper Base Metal (10) 10/2023 USD (2,062,188) 92,786
LME Lead Base Metal (1) 10/2023 USD (54,388) (1,265)
LME Lead Base Metal (1) 10/2023 USD (54,719) (3,184)
LME Lead Base Metal (1) 10/2023 USD (54,513) (2,190)
LME Lead Base Metal (3) 10/2023 USD (162,797) (1,179)
LME Lead Base Metal (3) 10/2023 USD (162,971) 146
LME Lead Base Metal (3) 10/2023 USD (162,884) (725)
LME Lead Base Metal (5) 10/2023 USD (271,765) (4,903)
LME Lead Base Metal (5) 10/2023 USD (273,688) (16,086)
LME Lead Base Metal (8) 10/2023 USD (438,350) (27,645)
LME Lead Base Metal (13) 10/2023 USD (711,100) (26,684)
LME Nickel Base Metal (1) 10/2023 USD (111,001) 14,456
LME Nickel Base Metal (2) 10/2023 USD (221,645) 27,895
LME Nickel Base Metal (3) 10/2023 USD (332,878) 44,330
LME Nickel Base Metal (5) 10/2023 USD (554,910) 73,343
LME Nickel Base Metal (8) 10/2023 USD (885,667) 125,483
LME Nickel Base Metal (12) 10/2023 USD (1,333,821) 247,264
LME Zinc Base Metal (5) 10/2023 USD (330,825) (15,740)
LME Zinc Base Metal (9) 10/2023 USD (595,312) (36,513)
LME Zinc Base Metal (10) 10/2023 USD (661,428) (65,957)
LME Zinc Base Metal (11) 10/2023 USD (727,345) (80,577)
LME Zinc Base Metal (13) 10/2023 USD (859,706) (84,503)
LME Zinc Base Metal (14) 10/2023 USD (925,939) (68,130)
LME Zinc Base Metal (16) 10/2023 USD (1,058,100) (103,500)
LME Zinc Base Metal (16) 10/2023 USD (1,058,200) (115,487)
LME Zinc Base Metal (22) 10/2023 USD (1,454,888) (162,452)
LME Zinc Base Metal (22) 10/2023 USD (1,455,097) (96,661)
LME Zinc Base Metal (25) 10/2023 USD (1,653,244) (157,793)
LME Zinc Base Metal (27) 10/2023 USD (1,784,477) (185,519)
LME Zinc Base Metal (27) 10/2023 USD (1,785,881) (172,711)
NY Harbor ULSD (9) 10/2023 USD (1,247,627) (10,876)
Brent Crude Oil (273) 11/2023 USD (24,668,280) 231,285
LME Aluminum Base Metal (5) 11/2023 USD (293,313) (14,267)
LME Aluminum Base Metal (5) 11/2023 USD (293,313) (17,827)
LME Aluminum Base Metal (5) 11/2023 USD (293,313) (18,109)
LME Aluminum Base Metal (5) 11/2023 USD (293,313) (25,336)
LME Aluminum Base Metal (6) 11/2023 USD (351,975) (20,193)
LME Aluminum Base Metal (6) 11/2023 USD (352,218) (26,436)
LME Aluminum Base Metal (7) 11/2023 USD (410,638) (36,171)
LME Aluminum Base Metal (8) 11/2023 USD (469,484) (46,108)
LME Aluminum Base Metal (8) 11/2023 USD (469,300) (39,924)
LME Aluminum Base Metal (8) 11/2023 USD (469,226) (15,450)
LME Aluminum Base Metal (10) 11/2023 USD (586,625) (29,557)
LME Aluminum Base Metal (12) 11/2023 USD (703,950) (58,085)
LME Aluminum Base Metal (12) 11/2023 USD (703,950) (40,256)
LME Aluminum Base Metal (22) 11/2023 USD (1,291,208) (101,622)
LME Aluminum Base Metal (25) 11/2023 USD (1,468,438) (105,631)
LME Copper Base Metal (1) 11/2023 USD (206,435) (1,037)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 11/2023 USD $ (206,281) $ 13,466
LME Copper Base Metal (1) 11/2023 USD (206,294) 7,694
LME Copper Base Metal (2) 11/2023 USD (412,950) (2,480)
LME Copper Base Metal (2) 11/2023 USD (412,838) 4,480
LME Copper Base Metal (2) 11/2023 USD (412,796) 14,122
LME Copper Base Metal (3) 11/2023 USD (619,350) 12,517
LME Copper Base Metal (3) 11/2023 USD (619,363) 1,479
LME Copper Base Metal (3) 11/2023 USD (619,744) 11,000
LME Copper Base Metal (3) 11/2023 USD (619,181) (2,852)
LME Copper Base Metal (4) 11/2023 USD (825,883) 3,606
LME Copper Base Metal (5) 11/2023 USD (1,032,397) (1,161)
LME Copper Base Metal (7) 11/2023 USD (1,445,507) 18,350
LME Copper Base Metal (11) 11/2023 USD (2,272,600) 46,428
LME Copper Base Metal (12) 11/2023 USD (2,478,525) 41,043
LME Copper Base Metal (21) 11/2023 USD (4,332,605) 142,113
LME Lead Base Metal (1) 11/2023 USD (54,205) (1,660)
LME Lead Base Metal (2) 11/2023 USD (108,400) (2,756)
LME Lead Base Metal (2) 11/2023 USD (108,501) (756)
LME Lead Base Metal (3) 11/2023 USD (162,713) (2,220)
LME Lead Base Metal (3) 11/2023 USD (162,676) (4,284)
LME Lead Base Metal (5) 11/2023 USD (271,201) (3,803)
LME Lead Base Metal (7) 11/2023 USD (379,750) 489
LME Lead Base Metal (7) 11/2023 USD (379,505) (8,198)
LME Lead Base Metal (8) 11/2023 USD (433,600) (7,071)
LME Lead Base Metal (13) 11/2023 USD (705,575) (2,959)
LME Lead Base Metal (53) 11/2023 USD (2,880,550) 22,434
LME Nickel Base Metal (1) 11/2023 USD (111,594) 10,888
LME Nickel Base Metal (1) 11/2023 USD (111,504) 9,634
LME Nickel Base Metal (2) 11/2023 USD (222,708) 34,172
LME Nickel Base Metal (2) 11/2023 USD (223,152) 17,202
LME Nickel Base Metal (4) 11/2023 USD (445,128) 67,620
LME Nickel Base Metal (4) 11/2023 USD (445,980) 33,847
LME Nickel Base Metal (5) 11/2023 USD (558,090) 60,975
LME Nickel Base Metal (6) 11/2023 USD (667,476) 144,306
LME Nickel Base Metal (6) 11/2023 USD (670,299) 76,143
LME Nickel Base Metal (7) 11/2023 USD (782,154) 82,425
LME Nickel Base Metal (8) 11/2023 USD (891,120) 103,084
LME Nickel Base Metal (9) 11/2023 USD (1,002,348) 126,056
LME Nickel Base Metal (11) 11/2023 USD (1,225,488) 123,858
LME Zinc Base Metal (1) 11/2023 USD (66,199) (3,852)
LME Zinc Base Metal (3) 11/2023 USD (198,524) (9,207)
LME Zinc Base Metal (3) 11/2023 USD (198,509) (6,293)
LME Zinc Base Metal (7) 11/2023 USD (463,510) (43,356)
LME Zinc Base Metal (12) 11/2023 USD (794,775) (99,060)
LME Zinc Base Metal (12) 11/2023 USD (794,850) (89,752)
LME Zinc Base Metal (15) 11/2023 USD (993,353) (114,361)
LME Zinc Base Metal (17) 11/2023 USD (1,125,613) (154,301)
LME Zinc Base Metal (18) 11/2023 USD (1,191,785) (83,488)
LME Zinc Base Metal (19) 11/2023 USD (1,259,040) (105,047)
LME Zinc Base Metal (19) 11/2023 USD (1,258,133) (163,435)
LME Zinc Base Metal (25) 11/2023 USD (1,655,119) (140,818)
LME Zinc Base Metal (28) 11/2023 USD (1,853,425) (243,333)
LME Zinc Base Metal (37) 11/2023 USD (2,452,036) (197,837)
LME Zinc Base Metal (39) 11/2023 USD (2,580,991) (159,681)
LME Zinc Base Metal (59) 11/2023 USD (3,907,895) (395,654)
Low Sulphur Gasoil (38) 11/2023 USD (3,671,750) (67,850)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Soybean (84) 11/2023 USD $ (5,355,000) $ 112,518
KC HRW Wheat (29) 12/2023 USD (962,438) 75,520
LME Aluminum Base Metal (1) 12/2023 USD (58,875) (3,878)
LME Aluminum Base Metal (3) 12/2023 USD (176,438) (12,673)
LME Aluminum Base Metal (5) 12/2023 USD (293,688) (14,349)
LME Aluminum Base Metal (14) 12/2023 USD (821,800) (33,991)
LME Aluminum Base Metal (21) 12/2023 USD (1,235,325) (92,987)
LME Aluminum Base Metal (31) 12/2023 USD (1,822,800) (121,766)
LME Aluminum Base Metal (33) 12/2023 USD (1,936,275) (32,747)
LME Aluminum Base Metal (37) 12/2023 USD (2,177,913) (137,472)
LME Aluminum Base Metal (39) 12/2023 USD (2,294,906) (142,596)
LME Aluminum Base Metal (58) 12/2023 USD (3,408,225) (192,146)
LME Aluminum Base Metal (60) 12/2023 USD (3,531,855) (242,532)
LME Aluminum Base Metal (89) 12/2023 USD (5,228,016) (251,778)
LME Aluminum Base Metal (141) 12/2023 USD (8,279,626) (414,508)
LME Aluminum Base Metal (525) 12/2023 USD (30,876,563) (1,507,737)
LME Copper Base Metal (1) 12/2023 USD (206,717) 3,099
LME Copper Base Metal (2) 12/2023 USD (413,237) 13,661
LME Copper Base Metal (4) 12/2023 USD (826,712) 652
LME Copper Base Metal (6) 12/2023 USD (1,240,049) (4,137)
LME Copper Base Metal (12) 12/2023 USD (2,480,178) 51,790
LME Copper Base Metal (13) 12/2023 USD (2,687,942) 7,020
LME Copper Base Metal (15) 12/2023 USD (3,101,265) (33,592)
LME Copper Base Metal (16) 12/2023 USD (3,306,000) (35,233)
LME Copper Base Metal (17) 12/2023 USD (3,514,865) 53,338
LME Copper Base Metal (26) 12/2023 USD (5,371,600) (3,455)
LME Copper Base Metal (30) 12/2023 USD (6,201,240) 81,845
LME Copper Base Metal (30) 12/2023 USD (6,200,993) 82,036
LME Copper Base Metal (43) 12/2023 USD (8,890,788) 40,606
LME Copper Base Metal (56) 12/2023 USD (11,578,056) (190,106)
LME Copper Base Metal (361) 12/2023 USD (74,636,750) 374,373
LME Lead Base Metal (1) 12/2023 USD (54,253) (315)
LME Lead Base Metal (1) 12/2023 USD (54,231) 510
LME Lead Base Metal (1) 12/2023 USD (54,275) 360
LME Lead Base Metal (2) 12/2023 USD (108,688) 1,867
LME Lead Base Metal (2) 12/2023 USD (108,695) 2,713
LME Lead Base Metal (2) 12/2023 USD (108,475) 320
LME Lead Base Metal (2) 12/2023 USD (108,475) 1,656
LME Lead Base Metal (2) 12/2023 USD (108,588) 2,907
LME Lead Base Metal (5) 12/2023 USD (271,733) 7,004
LME Lead Base Metal (5) 12/2023 USD (271,723) 7,764
LME Lead Base Metal (8) 12/2023 USD (434,794) 23,785
LME Lead Base Metal (8) 12/2023 USD (434,762) 14,817
LME Lead Base Metal (8) 12/2023 USD (434,766) 8,424
LME Lead Base Metal (12) 12/2023 USD (651,750) 22,918
LME Lead Base Metal (83) 12/2023 USD (4,504,825) 16,600
LME Nickel Base Metal (1) 12/2023 USD (111,825) 13,663
LME Nickel Base Metal (1) 12/2023 USD (111,911) 7,307
LME Nickel Base Metal (1) 12/2023 USD (111,756) 12,754
LME Nickel Base Metal (3) 12/2023 USD (336,492) 4,920
LME Nickel Base Metal (5) 12/2023 USD (559,470) 53,266
LME Nickel Base Metal (7) 12/2023 USD (783,678) 52,973
LME Nickel Base Metal (8) 12/2023 USD (895,928) 31,836
LME Nickel Base Metal (8) 12/2023 USD (895,680) 51,025
LME Nickel Base Metal (9) 12/2023 USD (1,007,694) 32,549
LME Nickel Base Metal (9) 12/2023 USD (1,006,549) 99,080

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (10) 12/2023 USD $ (1,119,026) $ 81,703
LME Nickel Base Metal (37) 12/2023 USD (4,148,292) 66,114
LME Nickel Base Metal (161) 12/2023 USD (18,026,526) 1,173,915
LME Zinc Base Metal (2) 12/2023 USD (132,554) (8,910)
LME Zinc Base Metal (4) 12/2023 USD (265,275) (21,288)
LME Zinc Base Metal (5) 12/2023 USD (331,534) (22,297)
LME Zinc Base Metal (16) 12/2023 USD (1,059,800) (822)
LME Zinc Base Metal (18) 12/2023 USD (1,193,630) (90,733)
LME Zinc Base Metal (22) 12/2023 USD (1,459,700) (90,265)
LME Zinc Base Metal (22) 12/2023 USD (1,457,363) (87,234)
LME Zinc Base Metal (22) 12/2023 USD (1,459,469) (80,409)
LME Zinc Base Metal (23) 12/2023 USD (1,526,292) (74,784)
LME Zinc Base Metal (24) 12/2023 USD (1,589,520) (79,953)
LME Zinc Base Metal (26) 12/2023 USD (1,724,899) (115,400)
LME Zinc Base Metal (34) 12/2023 USD (2,251,183) (77,451)
LME Zinc Base Metal (122) 12/2023 USD (8,081,585) (398,242)
LME Zinc Base Metal (241) 12/2023 USD (15,982,819) (1,715,358)
Low Sulphur Gasoil (34) 12/2023 USD (3,150,950) (15,587)
Wheat (213) 12/2023 USD (5,766,975) 735,951
Feeder Cattle (74) 1/2024 USD (9,547,850) 155,919
Soybean (108) 1/2024 USD (6,990,300) 205,397
(5,723,547)
$ (16,089,261)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 87.2%
COMMON STOCKS - 5.4%
Italy - 4.1%
A2A SpA (a) 2,497,164 4,438,209
Assicurazioni Generali SpA (a) 225,803 4,609,182
Azimut Holding SpA (a) 65,679 1,429,277
Banco BPM SpA (a) 471,847 2,247,176
Buzzi SpA (a) 89,622 2,449,118
Hera SpA (a) 467,030 1,275,312
Intesa Sanpaolo SpA (a) 313,799 803,708
Leonardo SpA (a) 590,019 8,498,554
Pirelli & C SpA (a)(b) 364,031 1,746,021
Poste Italiane SpA (a)(b) 179,263 1,882,498
Prysmian SpA (a) 106,221 4,263,530
UniCredit SpA (a) 192,599 4,588,939
Unipol Gruppo SpA (a) 554,567 2,993,181
41,224,705
—
United States - 1.3%
Stellantis NV (a) 274,167 5,249,868
Tenaris SA (a) 456,844 7,216,289
12,466,157
—
TOTAL COMMON STOCKS
(Cost $42,681,117) 53,690,862
SHORT-TERM INVESTMENTS - 81.8%
INVESTMENT COMPANIES - 34.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.24% (1)(c)(d) 17,303,181 17,303,181
Limited Purpose Cash Investment
Fund, 5.36% (1)(c)(e) 325,264,117 325,166,537
TOTAL INVESTMENT COMPANIES
(Cost $342,376,167) 342,469,718
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 47.2%
U.S. Treasury Bills
4.80%, 10/5/2023 (f)(g) $ 45,039,000 45,019,220
4.91%, 10/12/2023 (f) 257,000 256,623
4.99%, 10/19/2023 (f)(g) 17,058,000 17,015,388
4.96%, 10/26/2023 (f)(g) 58,840,000 58,632,753
5.02%, 11/2/2023 (f) 4,137,000 4,118,155
5.01%, 11/9/2023 (f)(g) 39,444,000 39,223,541
5.11%, 11/16/2023 (f)(g) 23,138,000 22,984,855
5.31%, 11/24/2023 (f)(g) 4,229,000 4,195,948
5.44%, 11/30/2023 (f) 4,507,000 4,467,630
5.40%, 1/4/2024 (f)(g) 21,736,000 21,434,914
5.41%, 1/11/2024 (f)(g) 27,630,000 27,218,963
5.41%, 1/25/2024 (f)(g) 9,860,000 9,692,671
5.41%, 2/1/2024 (f)(g) 1,903,000 1,868,804
5.41%, 2/8/2024 (f)(g) 10,916,000 10,708,589
5.44%, 2/15/2024 (f)(g) 34,346,000 33,658,155
5.44%, 2/22/2024 (f)(g) 12,960,000 12,686,770
5.50%, 2/29/2024 (f)(g) 5,153,000 5,039,017
5.45%, 3/14/2024 (f)(g) 66,880,000 65,262,553
5.45%, 3/21/2024 (f)(g) 58,989,000 57,498,068
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 47.2% (continued)
5.46%, 3/28/2024 (f)(g) $ 27,385,000 26,665,194
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $467,649,965) 467,647,811
TOTAL SHORT-TERM INVESTMENTS
(Cost $810,026,132) 810,117,529
TOTAL LONG POSITIONS
(Cost $852,707,249) 863,808,391
SHARES
SHORT POSITIONS - (4.1)%
COMMON STOCKS - (4.1)%
Italy - (4.0)%
Amplifon SpA (94,488) (2,796,946)
Banca Generali SpA (29,313) (1,033,829)
Brembo SpA (31,093) (385,465)
Brunello Cucinelli SpA (12,779) (969,272)
Davide Campari-Milano NV (380,965) (4,484,845)
DiaSorin SpA (12,702) (1,156,677)
Enel SpA (176,018) (1,079,474)
ERG SpA (61,634) (1,484,150)
Ferrari NV (9,149) (2,696,992)
FinecoBank Banca Fineco SpA (109,730) (1,325,020)
Infrastrutture Wireless Italiane SpA
(b) (232,222) (2,759,351)
Interpump Group SpA (34,288) (1,568,480)
Italgas SpA (79,565) (407,073)
Mediobanca Banca di Credito
Finanziario SpA (22,164) (292,212)
Moncler SpA (40,093) (2,323,591)
Nexi SpA (b) (174,832) (1,065,265)
Recordati Industria Chimica e
Farmaceutica SpA (64,400) (3,034,871)
Reply SpA (6,227) (584,292)
Snam SpA (838,843) (3,936,079)
Telecom Italia SpA (6,983,214) (2,177,827)
Terna - Rete Elettrica Nazionale (491,558) (3,697,224)
(39,258,935)
—
United Kingdom - (0.1)%
CNH Industrial NV (103,827) (1,260,423)
TOTAL COMMON STOCKS
(Proceeds $(45,824,908)) (40,519,358)
NO. OF
RIGHTS
RIGHTS - 0.0%
Italy - 0.0%
Brembo SpA, expiring 10/3/2023
(Proceeds $–) (31,036) —
TOTAL SHORT POSITIONS
(Proceeds $(45,824,908)) (40,519,358)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 83.1%
(Cost $806,882,341) 823,289,033
OTHER ASSETS IN EXCESS OF
LIABILITIES - 16.9% ‡ 166,766,388
NET ASSETS - 100.0% 990,055,421

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2023 amounted to $43,436,767.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2023 amounted to $(196,097), which represents
(0.02)% of net assets of the Fund.
(c) Represents 7-day effective yield as of September 30, 2023.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended September 30, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (4,937,177) (0.5) %
Consumer Discretionary 620,569 0.1
Consumer Staples (4,484,846) (0.4)
Energy 7,216,290 0.7
Financials 14,837,636 1.4
Health Care (6,988,494) (0.7)
Industrials 9,933,180 1.0
Information Technology (584,292) (0.1)
Materials 2,449,118 0.3
Utilities (4,890,480) (0.5)
Investment Companies 342,469,718 34.6
U.S. Treasury Obligations 467,647,811 47.2
Total Investments In Securities
At Value 823,289,033 83.1
Other Assets in Excess of
Liabilities ‡ 166,766,388 16.9
Net Assets
$ 990,055,421 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2023
Shares
Held At
9/30/2023
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 32.8%
INVESTMENT COMPANIES - 32.8%
Limited Purpose
Cash Investment
Fund,
5.36% (1)(a)
(Cost $325,072,986) $279,889,708 $1,006,839,435 $(961,592,009) $1,810 $27,593 $325,166,537 325,264,117 $11,288,441 $–
(1) Level 1 security.
(a) Represents 7-day effective yield as of September 30, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
Forward effective interest rate swap contracts outstanding as of September 30, 2023:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 0.50% Annual 3/23/2026 JPY 49,374,000,000 $ 1,186,752 $ (143,185) $ 1,043,567
Pay 1D TONAR Annual 1.00% Annual 12/20/2033 JPY 5,780,000,000 973,354 (913,184) 60,170
Pay 3M BBR Qtrly 4.50% Qtrly 12/11/2025 AUD 288,200,000 427,625 283,754 711,379
Receive 1D CORRA Semi 3.50% Semi 12/19/2033 CAD 15,100,000 (16,908) 576,141 559,233
Receive 1D CORRA Semi 4.00% Semi 3/20/2034 CAD 26,700,000 (109,078) 260,942 151,864
Receive 1D CORRA Semi 3.50% Semi 3/20/2034 CAD 2,600,000 45,276 45,043 90,319
Receive 1D SOFR Annual 4.19% Annual 12/22/2025 USD 457,600,000 (847,507) 6,206,449 5,358,942
Receive 1D SOFR Annual 3.50% Annual 3/20/2026 USD 290,200,000 4,983,275 1,020,547 6,003,822
Receive 1D SONIA Annual 4.00% Annual 3/20/2034 GBP 46,700,000 1,367,453 (97,803) 1,269,650
Receive 1D TONAR Annual 0.00% Annual 12/22/2025 JPY 56,293,900,000 700,416 1,301,820 2,002,236
Receive 1D TONAR Annual 1.00% Annual 3/21/2034 JPY 6,830,000,000 (30,667) 141,446 110,779
Receive 3M BBR Qtrly 4.00% Qtrly 12/11/2025 AUD 89,200,000 107,911 213,250 321,161
Receive 3M STIBOR Qtrly 3.50% Annual 12/17/2025 SEK 1,143,000,000 (70,274) 909,753 839,479
Receive 3M STIBOR Qtrly 3.50% Annual 3/18/2026 SEK 2,979,600,000 1,194,334 388,425 1,582,759
Receive 6M EURIBOR Semi 3.55% Annual 12/22/2025 EUR 1,555,900,000 (3,506,415) 7,719,696 4,213,281
Receive 6M EURIBOR Semi 3.25% Annual 3/20/2026 EUR 859,800,000 3,290,705 1,661,611 4,952,316
Receive 6M NIBOR Semi 4.50% Annual 3/18/2026 NOK 1,595,000,000 455,000 (29,046) 425,954
10,151,252 19,545,659 29,696,911
Pay 1D CORRA Semi 4.50% Semi 12/18/2025 CAD 32,300,000 (180,223) (2,793) (183,016)
Pay 1D CORRA Semi 4.00% Semi 12/18/2025 CAD 28,200,000 (123,106) (229,698) (352,804)
Pay 1D CORRA Semi 4.50% Semi 3/18/2026 CAD 336,800,000 (1,355,881) 34,188 (1,321,693)
Pay 1D SARON Annual 1.50% Annual 12/22/2025 CHF 24,500,000 (178,423) 82,343 (96,080)
Pay 1D SARON Annual 1.50% Annual 3/20/2026 CHF 354,700,000 (1,684,213) 455,890 (1,228,323)
Pay 1D SOFR Annual 3.48% Annual 12/20/2033 USD 110,900,000 (1,617,345) (5,190,312) (6,807,657)
Pay 1D SOFR Annual 3.25% Annual 3/20/2034 USD 72,000,000 (3,810,437) (1,647,632) (5,458,069)
Pay 1D SONIA Annual 4.25% Annual 12/22/2025 GBP 55,800,000 (2,509,591) 1,484,218 (1,025,373)
Pay 1D SONIA Annual 4.75% Annual 3/20/2026 GBP 214,200,000 (2,732,499) 1,852,025 (880,474)
Pay 1D SONIA Annual 4.25% Annual 3/20/2034 GBP 33,800,000 318,864 (441,918) (123,054)
Pay 1D TONAR Annual 0.50% Annual 12/20/2033 JPY 6,099,200,000 (663,226) (1,169,146) (1,832,372)
Pay 3M BBR Qtrly 5.50% Semi 12/10/2025 NZD 214,100,000 564,895 (951,373) (386,478)
Pay 3M BBR Qtrly 3.50% Qtrly 12/11/2025 AUD 86,100,000 (217,776) (622,770) (840,546)
Pay 3M BBR Qtrly 5.50% Semi 3/11/2026 NZD 316,300,000 625,039 (829,972) (204,933)
Pay 3M BBR Qtrly 4.00% Qtrly 3/12/2026 AUD 60,800,000 (161,057) (45,406) (206,463)
Pay 6M BBR Semi 4.00% Semi 12/08/2033 AUD 66,700,000 (1,311,731) (1,326,730) (2,638,461)
Pay 6M BBR Semi 4.50% Semi 3/09/2034 AUD 73,700,000 156,373 (1,243,224) (1,086,851)
Pay 6M EURIBOR Semi 3.13% Annual 12/20/2033 EUR 244,000,000 2,260,936 (7,509,479) (5,248,543)
Pay 6M EURIBOR Semi 3.00% Annual 3/20/2034 EUR 93,700,000 (1,182,557) (1,704,017) (2,886,574)
Receive 1D SONIA Annual 5.25% Annual 3/20/2026 GBP 144,700,000 (1,247,613) 221,456 (1,026,157)
Receive 3M STIBOR Qtrly 4.00% Annual 3/18/2026 SEK 2,143,000,000 (575,316) (107,154) (682,470)
Receive 6M NIBOR Semi 5.00% Annual 12/17/2025 NOK 162,000,000 (74,243) 12,297 (61,946)
Receive 6M NIBOR Semi 5.00% Annual 3/18/2026 NOK 21,000,000 (12,225) (162) (12,387)
(15,711,355) (18,879,369) (34,590,724)
$ (5,560,103) $ 666,290 $ (4,893,813)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
(a) Floating rate indices at September 30, 2023 were as follows:
1 Day Canadian Overnight Repo Rate Average (”CORRA”): 5.02%
1 Day Secured Overnight Financing Rate (''SOFR''): 5.31%
1 Day Sterling Overnight Index Average (''SONIA''): 5.19%
1 Day Swiss Average Rate Overnight (“SARON”): 1.71%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.06%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 4.14%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 4.06%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 4.40%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 4.13%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 5.03%
Total return swap contracts outstanding as of September 30, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/20/2023 EUR (52,139,850) $ 772,890
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-1.10%) Monthly CITI 12/20/2023 CAD (23,804,675) 573,655
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.01%) Monthly CITI 12/20/2023 EUR (31,777,862) 719,855
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.04%)
Increases in
total return of
reference entity
Monthly CITI 12/20/2023 EUR 4,946,730 15,043
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.37%) Monthly CITI 12/20/2023 SEK (3,853,373) 416
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SONIA plus or
minus a specified
spread (0.21%) Monthly CITI 12/20/2023 GBP (6,473,205) 43,110

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly BANA 12/20/2023 ILS 634,505 $ 743
2,125,712
HSCEI October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/30/2023 HKD (14,216,300) (17,228)
HSCEI October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/30/2023 HKD (309,050) (529)
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/18/2023 BRL 117,808,110 (409,668)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 12/15/2023 CHF 3,850,700 (54,618)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/18/2023 TWD 739,788,400 (513,444)
WIG20 Index
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 12/15/2023 PLN 660,960 (3,573)
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 USD 3,900,839 (109,207)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.33%)
Increases in
total return of
reference entity
Monthly CITI 12/20/2023 EUR 8,329,658 (61,060)
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly CITI 12/20/2023 MXN 7,338,883 (4,690)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.25%) Monthly CITI 12/20/2023 SGD (15,337,094) $ (100,188)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.12%)
Increases in
total return of
reference entity
Monthly CITI 12/20/2023 CHF 7,750,011 (42,748)
(1,316,953)
$ 808,759
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
IBEX 35 Index 528 10/2023 EUR $ 52,696,723 $ (92,736)
LME Copper Base Metal 8 10/2023 USD 1,649,300 (71,721)
LME Copper Base Metal 11 10/2023 USD 2,262,609 (43,539)
LME Copper Base Metal 13 10/2023 USD 2,674,588 (55,518)
LME Copper Base Metal 21 10/2023 USD 4,330,331 (172,649)
LME Copper Base Metal 23 10/2023 USD 4,737,425 (98,385)
LME Copper Base Metal 27 10/2023 USD 5,565,544 (91,635)
NY Harbor ULSD 100 10/2023 USD 13,862,520 119,008
RBOB Gasoline 91 10/2023 USD 9,170,889 (955,898)
SGX FTSE Taiwan Index 651 10/2023 USD 37,107,000 307,734
WTI Crude Oil 1,422 10/2023 USD 129,103,380 26,855
LME Copper Base Metal 2 11/2023 USD 412,950 3,712
LME Copper Base Metal 5 11/2023 USD 1,032,094 (8,169)
LME Copper Base Metal 43 11/2023 USD 8,883,800 (164,848)
Low Sulphur Gasoil 161 11/2023 USD 15,556,625 430,613
Soybean 844 11/2023 USD 53,805,000 (2,542,394)
Australia 10 Year Bond 5,622 12/2023 AUD 405,208,202 (10,167,652)
Canada 10 Year Bond 464 12/2023 CAD 39,364,417 (290,784)
Corn 561 12/2023 USD 13,372,838 (538,101)
Euro STOXX 50 Index 1,011 12/2023 EUR 44,935,705 (893,474)
FTSE/JSE Top 40 Index 8 12/2023 ZAR 284,994 (7,558)
FTSE/MIB Index 959 12/2023 EUR 143,381,057 (1,415,024)
Japan 10 Year Bond 82 12/2023 JPY 79,563,705 (616,200)
KOSPI 200 Index 264 12/2023 KRW 16,091,596 (418,299)
LME Copper Base Metal 2 12/2023 USD 413,513 (7,879)
LME Copper Base Metal 4 12/2023 USD 827,059 (552)
LME Copper Base Metal 7 12/2023 USD 1,447,257 26,802
LME Copper Base Metal 25 12/2023 USD 5,168,750 (94,698)
LME Copper Base Metal 40 12/2023 USD 8,264,740 (257,865)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Long Gilt 68 12/2023 GBP $ 7,781,456 $ (207,588)
MEX BOLSA Index 13 12/2023 MXN 385,170 (8,516)
Silver 120 12/2023 USD 13,470,000 (831,394)
SPI 200 Index 625 12/2023 AUD 71,186,620 (1,816,739)
TOPIX Index 1,624 12/2023 JPY 252,500,268 (3,853,545)
(24,808,636)
Short Contracts
Brent Crude Oil (1,425) 10/2023 USD (131,385,000) 855,659
CAC 40 10 Euro Index (536) 10/2023 EUR (40,526,549) 375,679
FTSE Bursa Malaysia KLCI Index (142) 10/2023 MYR (2,157,862) 25,615
Hang Seng Index (55) 10/2023 HKD (6,282,092) (71,085)
HSCEI (689) 10/2023 HKD (27,191,522) (215,856)
IFSC NIFTY 50 Index (435) 10/2023 USD (17,148,135) 67,862
LME Copper Base Metal (8) 10/2023 USD (1,649,300) 80,552
LME Copper Base Metal (11) 10/2023 USD (2,262,609) 47,362
LME Copper Base Metal (13) 10/2023 USD (2,674,588) 35,228
LME Copper Base Metal (21) 10/2023 USD (4,330,331) 181,349
LME Copper Base Metal (23) 10/2023 USD (4,737,425) 94,274
LME Copper Base Metal (27) 10/2023 USD (5,565,544) 122,275
MSCI Singapore Index (812) 10/2023 SGD (16,967,652) (260,922)
Natural Gas (1,338) 10/2023 USD (39,190,020) 511,996
OMXS30 Index (2,399) 10/2023 SEK (47,428,642) 355,718
LME Copper Base Metal (2) 11/2023 USD (412,950) (320)
LME Copper Base Metal (5) 11/2023 USD (1,032,094) 11,200
LME Copper Base Metal (43) 11/2023 USD (8,883,800) 181,317
100 oz Gold (490) 12/2023 USD (91,438,900) 6,227,368
DAX Index (156) 12/2023 EUR (64,017,968) 1,614,555
Euro-Bund (2,895) 12/2023 EUR (392,968,248) 9,374,608
FTSE 100 Index (321) 12/2023 GBP (30,043,633) 327,917
LME Copper Base Metal (2) 12/2023 USD (413,513) 6,275
LME Copper Base Metal (4) 12/2023 USD (827,059) 2,160
LME Copper Base Metal (7) 12/2023 USD (1,447,257) (26,324)
LME Copper Base Metal (40) 12/2023 USD (8,264,740) 273,223
LME Copper Base Metal (101) 12/2023 USD (20,881,750) 370,555
S&P 500 E-Mini Index (1,178) 12/2023 USD (254,771,950) 10,063,821
S&P/TSX 60 Index (274) 12/2023 CAD (47,459,039) 1,569,092
SET50 Index (1,742) 12/2023 THB (8,626,638) 198,998
U.S. Treasury 10 Year Note (638) 12/2023 USD (68,923,938) 431,985
32,832,136
$ 8,023,500
Forward foreign currency exchange contracts outstanding as of September 30, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 23,614,624 USD 15,211,306 CITI 12/20/2023 $ 14,077
AUD 23,614,622 USD 15,211,228 JPMC 12/20/2023 14,153
BRL 3,119,000 USD 612,086 CITI
**
12/20/2023 2,328
BRL 3,119,000 USD 612,083 JPMC
**
12/20/2023 2,331
CAD 12,486,052 USD 9,196,664 CITI 12/20/2023 7,887
CAD 12,486,052 USD 9,196,618 JPMC 12/20/2023 7,933
CNY 78,574,897 USD 10,776,559 CITI
**
12/20/2023 28,456

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CNY 78,574,895 USD 10,776,505 JPMC
**
12/20/2023 $ 28,509
EUR 7,704,000 USD 8,173,582 CITI 12/20/2023 2,407
EUR 7,704,000 USD 8,173,541 JPMC 12/20/2023 2,448
HUF 505,000,000 USD 1,348,097 CITI 12/20/2023 5,471
HUF 505,000,000 USD 1,348,090 JPMC 12/20/2023 5,477
INR 24,311,212 USD 291,386 CITI
**
12/20/2023 18
INR 24,311,212 USD 291,384 JPMC
**
12/20/2023 19
MXN 190,860,087 USD 10,688,248 CITI 12/20/2023 117,256
MXN 190,860,084 USD 10,688,194 JPMC 12/20/2023 117,309
NOK 163,411,520 USD 15,275,030 CITI 12/20/2023 35,948
NOK 163,411,520 USD 15,274,953 JPMC 12/20/2023 36,024
SEK 426,112,094 USD 38,734,150 CITI 12/20/2023 425,868
SEK 426,112,091 USD 38,733,956 JPMC 12/20/2023 426,062
USD 6,558,181 AUD 10,131,500 CITI 12/20/2023 25,959
USD 6,558,214 AUD 10,131,500 JPMC 12/20/2023 25,992
USD 1,305,108 BRL 6,541,501 CITI
**
12/20/2023 16,492
USD 1,305,114 BRL 6,541,499 JPMC
**
12/20/2023 16,498
USD 170,301,179 CHF 149,706,670 CITI 12/20/2023 5,272,483
USD 170,302,021 CHF 149,706,661 JPMC 12/20/2023 5,273,334
USD 1,358,269 CLP 1,183,532,001 CITI
**
12/20/2023 34,540
USD 1,358,276 CLP 1,183,531,999 JPMC
**
12/20/2023 34,547
USD 5,648,233 CNY 40,867,665 CITI
**
12/20/2023 28,427
USD 5,648,261 CNY 40,867,662 JPMC
**
12/20/2023 28,455
USD 787,632 DKK 5,386,212 CITI 12/20/2023 20,547
USD 787,636 DKK 5,386,211 JPMC 12/20/2023 20,551
USD 15,053,422 EUR 13,959,331 CITI 12/20/2023 238,867
USD 15,053,494 EUR 13,959,328 JPMC 12/20/2023 238,942
USD 2,945,258 GBP 2,402,500 CITI 12/20/2023 12,298
USD 2,945,272 GBP 2,402,500 JPMC 12/20/2023 12,313
USD 350,801 HUF 125,000,000 CITI 12/20/2023 15,760
USD 350,803 HUF 125,000,000 JPMC 12/20/2023 15,761
USD 150,636 IDR 2,305,232,501 CITI
**
12/20/2023 1,872
USD 150,637 IDR 2,305,232,499 JPMC
**
12/20/2023 1,873
USD 8,149,526 ILS 30,823,207 CITI 12/20/2023 35,715
USD 8,149,567 ILS 30,823,206 JPMC 12/20/2023 35,755
USD 1,678,258 INR 140,000,000 CITI
**
12/20/2023 163
USD 1,678,266 INR 140,000,000 JPMC
**
12/20/2023 172
USD 98,813,614 JPY 14,224,407,533 CITI 12/20/2023 2,354,222
USD 98,814,108 JPY 14,224,407,525 JPMC 12/20/2023 2,354,716
USD 36,704,172 KRW 48,501,641,983 CITI
**
12/20/2023 692,722
USD 36,704,356 KRW 48,501,641,977 JPMC
**
12/20/2023 692,905
USD 4,821,872 MXN 83,894,751 CITI 12/20/2023 72,188
USD 4,821,896 MXN 83,894,749 JPMC 12/20/2023 72,212
USD 2,292,989 PLN 9,847,000 CITI 12/20/2023 45,997
USD 2,293,001 PLN 9,847,000 JPMC 12/20/2023 46,009
USD 46,714,595 SGD 63,141,252 CITI 12/20/2023 356,718
USD 49,067,183 SGD 66,345,247 JPMC 12/20/2023 356,954
USD 2,139,855 TWD 67,646,502 CITI
**
12/20/2023 30,764
USD 2,139,865 TWD 67,646,498 JPMC
**
12/20/2023 30,774
USD 26,349 ZAR 500,000 CITI 12/20/2023 127
USD 26,349 ZAR 500,000 JPMC 12/20/2023 127
ZAR 93,714,252 USD 4,834,202 CITI 12/20/2023 80,495
ZAR 93,714,250 USD 4,834,178 JPMC 12/20/2023 80,520
Total unrealized appreciation 19,954,747
AUD 12,701,458 USD 8,197,749 CITI 12/20/2023 (8,563)
AUD 12,701,456 USD 8,197,707 JPMC 12/20/2023 (8,522)
BRL 119,401,396 USD 23,834,168 CITI
**
12/20/2023 (313,186)
BRL 119,401,394 USD 23,834,048 JPMC
**
12/20/2023 (313,065)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 39,814,124 USD 29,532,431 CITI 12/20/2023 $ (181,988)
CAD 39,814,122 USD 29,532,282 JPMC 12/20/2023 (181,841)
CLP 107,500 USD 125 CITI
**
12/20/2023 (5)
CLP 107,500 USD 125 JPMC
**
12/20/2023 (5)
CNY 71,823,661 USD 9,911,718 CITI
**
12/20/2023 (35,081)
CNY 71,823,660 USD 9,911,668 JPMC
**
12/20/2023 (35,032)
EUR 122,664,144 USD 133,021,296 CITI 12/20/2023 (2,842,081)
EUR 122,664,143 USD 133,020,630 JPMC 12/20/2023 (2,841,416)
GBP 72,209,127 USD 90,481,238 CITI 12/20/2023 (2,328,714)
GBP 72,209,122 USD 90,480,780 JPMC 12/20/2023 (2,328,259)
HUF 2,205,000,000 USD 6,030,836 CITI 12/20/2023 (120,705)
HUF 2,205,000,000 USD 6,030,806 JPMC 12/20/2023 (120,676)
IDR 1,277,752,000 USD 83,722 CITI
**
12/20/2023 (1,265)
IDR 1,277,752,000 USD 83,722 JPMC
**
12/20/2023 (1,264)
INR 242,933,636 USD 2,926,736 CITI
**
12/20/2023 (14,838)
INR 242,933,630 USD 2,926,721 JPMC
**
12/20/2023 (14,823)
JPY 2,413,585,209 USD 16,487,506 CITI 12/20/2023 (120,359)
JPY 2,413,585,205 USD 16,487,423 JPMC 12/20/2023 (120,276)
KRW 17,310,512,499 USD 13,085,100 CITI
**
12/20/2023 (232,407)
KRW 17,310,512,500 USD 13,085,272 JPMC
**
12/20/2023 (232,581)
MXN 227,423,586 USD 13,252,608 CITI 12/20/2023 (377,070)
MXN 227,423,584 USD 13,252,541 JPMC 12/20/2023 (377,004)
NOK 411,639,784 USD 38,771,495 CITI 12/20/2023 (202,564)
NOK 411,639,778 USD 38,771,301 JPMC 12/20/2023 (202,370)
PLN 41,185,502 USD 9,893,033 CITI 12/20/2023 (494,893)
PLN 41,185,502 USD 9,892,983 JPMC 12/20/2023 (494,844)
SGD 4,577,503 USD 3,392,746 CITI 12/20/2023 (31,975)
SGD 4,577,497 USD 3,392,725 JPMC 12/20/2023 (31,957)
TWD 198,542,663 USD 6,277,544 CITI
**
12/20/2023 (87,355)
TWD 198,542,653 USD 6,277,512 JPMC
**
12/20/2023 (87,321)
USD 1,485,834 AUD 2,305,500 CITI 12/20/2023 (623)
USD 1,485,841 AUD 2,305,500 JPMC 12/20/2023 (616)
USD 8,125,233 CHF 7,378,500 CITI 12/20/2023 (8,435)
USD 8,125,273 CHF 7,378,500 JPMC 12/20/2023 (8,394)
USD 110,354 CLP 98,782,500 CITI
**
12/20/2023 (130)
USD 110,355 CLP 98,782,500 JPMC
**
12/20/2023 (129)
USD 540,169 CNY 3,936,886 CITI
**
12/20/2023 (1,201)
USD 540,172 CNY 3,936,885 JPMC
**
12/20/2023 (1,198)
USD 2,170,156 ILS 8,249,340 CITI 12/20/2023 (1,377)
USD 2,170,166 ILS 8,249,338 JPMC 12/20/2023 (1,366)
USD 1,256,608 KRW 1,694,494,500 CITI
**
12/20/2023 (1,519)
USD 1,256,614 KRW 1,694,494,500 JPMC
**
12/20/2023 (1,513)
USD 62,114 MXN 1,106,752 CITI 12/20/2023 (544)
USD 62,114 MXN 1,106,748 JPMC 12/20/2023 (544)
USD 76,340,251 NZD 128,564,075 CITI 12/20/2023 (717,224)
USD 76,340,629 NZD 128,564,068 JPMC 12/20/2023 (716,843)
USD 2,066 SEK 22,726 CITI 12/20/2023 (22)
USD 2,066 SEK 22,727 JPMC 12/20/2023 (22)
USD 2,352,346 SGD 3,204,000 CITI 12/20/2023 (9)
USD 85,417 ZAR 1,639,000 CITI 12/20/2023 (538)
USD 85,418 ZAR 1,639,000 JPMC 12/20/2023 (537)
ZAR 129,214,250 USD 6,840,357 CITI 12/20/2023 (63,917)
ZAR 129,214,248 USD 6,840,322 JPMC 12/20/2023 (63,885)
Total unrealized depreciation (16,374,891)
Net unrealized appreciation $ 3,579,856
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
Total return basket swap contracts outstanding as of September 30, 2023:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.20%), which is denominated
in MXN based on the local
currencies of the positions
within the swap.
52 months
maturity
12/09/2027 $2,748 $75 $12 $87
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-2.38% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
31-61 months
maturity ranging
from 04/17/2026
- 09/19/2028 $3,412,093 $9,606 $3,874 $13,480
JPMC The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the WIBOR plus
or minus a specified spread
(-1.10% to 0.70%), which is
denominated in PLN based
on the local currencies of the
positions within the swap.
31-60 months
maturity ranging
from 04/17/2026
- 09/04/2028 $7,845,689 $(66,596) $(5,970) $(72,566)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-2.63% to 0.70%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
31-61 months
maturity ranging
from 04/17/2026
- 09/21/2028 $3,452,459 $(97,032) $9,917 $(87,115)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-40.72% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
02/26/2024
- 10/25/2024 $711,199,701 $(2,363,712) $8,414,507 $6,050,795
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acuity Brands, Inc. 34,384 5,855,939 171,576 2.8
Adobe, Inc. 8,946 4,561,565 (15,208) (0.3)
AGCO Corp. 31,431 3,717,659 57,833 1.0
Allison Transmission Holdings, Inc. 75,426 4,454,660 (27,908) (0.5)
Alphabet, Inc. 34,932 4,571,202 (8,733) (0.1)
Amkor Technology, Inc. 181,665 4,105,629 38,150 0.6
Applied Materials, Inc. 22,316 3,089,650 41,508 0.7
Best Buy Co., Inc. 47,833 3,322,959 (15,307) (0.3)
Builders FirstSource, Inc. 49,065 6,108,102 68,691 1.1
Cardinal Health, Inc. 47,799 4,149,909 (114,240) (1.9)
Centene Corp. 48,259 3,324,080 (81,558) (1.3)
Chord Energy Corp. 29,186 4,730,175 75,592 1.2
Cigna Group (The) 13,381 3,827,903 (110,661) (1.8)
Cirrus Logic, Inc. 44,041 3,257,272 81,916 1.4
CVS Health Corp. 47,997 3,351,151 (131,992) (2.2)
EMCOR Group, Inc. 14,453 3,040,767 (10,406) (0.2)
EnerSys 40,344 3,819,366 (55,271) (0.9)
General Dynamics Corp. 20,378 4,502,927 33,420 0.6
Genuine Parts Co. 29,151 4,208,821 (76,084) (1.3)
Humana, Inc. 9,615 4,677,890 (139,898) (2.3)
Huntington Ingalls Industries, Inc. 22,163 4,534,107 72,030 1.2
LKQ Corp. 99,979 4,949,960 (37,992) (0.6)
Lockheed Martin Corp. 10,707 4,378,735 (42,186) (0.7)
Macy's, Inc. 384,822 4,467,783 192,411 3.2
Masterbrand, Inc. 277,901 3,376,497 36,127 0.6
Meta Platforms, Inc. 18,303 5,494,744 (11,348) (0.2)
Molina Healthcare, Inc. 9,602 3,148,400 (129,723) (2.1)
Ovintiv, Inc. 83,400 3,967,338 91,740 1.5
Owens Corning 44,217 6,031,641 9,286 0.2
PACCAR, Inc. 44,409 3,775,653 (19,540) (0.3)
PBF Energy, Inc. 76,554 4,097,936 (42,870) (0.7)
Skyworks Solutions, Inc. 45,551 4,490,873 37,807 0.6
Southwestern Energy Co. 711,169 4,587,040 163,569 2.7
Terex Corp. 80,106 4,615,708 44,058 0.7
Textron, Inc. 90,799 7,095,034 (67,191) (1.1)
TripAdvisor, Inc. 292,142 4,843,714 198,657 3.3
UFP Industries, Inc. 47,305 4,844,032 16,084 0.3

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Valero Energy Corp. 26,128 3,702,599 (126,198) (2.1)
Veeva Systems, Inc. 22,694 4,617,094 (11,347) (0.2)
Short Positions
Common Stocks
United States
agilon health, Inc. (238,013) (4,227,111) 168,989 2.8
Chart Industries, Inc. (28,890) (4,885,877) 44,491 0.7
ConocoPhillips (26,627) (3,189,915) 33,816 0.6
HealthEquity, Inc. (47,643) (3,480,321) 30,492 0.5
Hess Corp. (60,279) (9,222,687) (63,896) (1.1)
Plug Power, Inc. (525,193) (3,991,467) (68,275) (1.1)
R1 RCM, Inc. (242,277) (3,651,114) 176,862 2.9
Snap, Inc. (370,840) (3,304,184) (114,960) (1.9)
Take-Two Interactive Software, Inc. (22,140) (3,108,235) (36,310) (0.6)
Trex Co., Inc. (73,685) (4,541,207) 192,318 3.2
Williams Cos., Inc. (The) (101,495) (3,419,367) 27,404 0.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
16-61 months
maturity
ranging from
01/13/2025
- 09/18/2028 $84,832,415 $1,876,087 $229,432 $2,105,519
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Aristocrat Leisure Ltd. 71,584 1,870,236 (12,985) (0.6)
Atlas Arteria Ltd. 149,933 530,882 (26,307) (1.2)
Aurizon Holdings Ltd. 1,199,784 2,682,619 (102,151) (4.9)
BHP Group Ltd. 117,003 3,286,712 2,297 0.1
BlueScope Steel Ltd. 235,276 2,913,540 (262,849) (12.5)
Brambles Ltd. 261,435 2,401,682 (134,790) (6.4)
Fortescue Metals Group Ltd. 34,892 463,821 16,604 0.8
Goodman Group 102,157 1,400,147 (113,819) (5.4)
Harvey Norman Holdings Ltd. 604,325 1,497,361 (76,273) (3.6)
Incitec Pivot Ltd. 1,305,271 2,615,445 35,595 1.7
JB Hi-Fi Ltd. 154,530 4,488,410 (83,537) (4.0)
Lendlease Corp. Ltd. 95,522 438,066 (11,624) (0.6)
Macquarie Group Ltd. 4,880 522,590 (21,288) (1.0)
New Hope Corp. Ltd. 173,949 705,783 36,258 1.7

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Pilbara Minerals Ltd. 462,044 1,260,543 (49,540) (2.4)
Qantas Airways Ltd. 680,978 2,254,369 (165,807) (7.9)
Qube Holdings Ltd. 882,249 1,620,493 (103,923) (4.9)
Sonic Healthcare Ltd. 31,769 606,627 (25,554) (1.2)
South32 Ltd. 593,898 1,282,349 26,073 1.2
Tabcorp Holdings Ltd. 734,251 442,442 (46,167) (2.2)
Telstra Group Ltd. 320,930 792,904 (18,020) (0.9)
Whitehaven Coal Ltd. 716,040 3,247,441 434,532 20.6
Short Positions
Common Stocks
Australia
Alumina Ltd. (1,217,401) (740,495) 64,764 3.1
APA Group (497,000) (2,643,955) 118,767 5.6
Cochlear Ltd. (6,367) (1,042,808) 48,897 2.3
Commonwealth Bank of Australia (19,908) (1,271,645) 34,551 1.6
Endeavour Group Ltd. (185,244) (625,435) 10,573 0.5
Evolution Mining Ltd. (670,652) (1,400,036) 183,080 8.7
GPT Group (The) (332,921) (829,049) 59,265 2.8
IDP Education Ltd. (264,819) (3,624,103) 555,286 26.4
Insurance Australia Group Ltd. (392,169) (1,422,613) 49,914 2.4
Lynas Rare Earths Ltd. (476,769) (2,059,010) 193,806 9.2
Medibank Pvt Ltd. (864,129) (1,907,248) 70,659 3.4
Mineral Resources Ltd. (34,856) (1,496,778) 42,473 2.0
NEXTDC Ltd. (203,857) (1,612,994) 95,623 4.5
Origin Energy Ltd. (82,016) (461,827) (10,967) (0.5)
Pro Medicus Ltd. (15,683) (836,848) (102,929) (4.9)
Ramsay Health Care Ltd. (54,793) (1,818,603) (71,918) (3.4)
REA Group Ltd. (16,227) (1,602,618) 95,273 4.5
Reece Ltd. (129,170) (1,537,555) 52,905 2.5
Scentre Group (678,260) (1,065,794) 81,115 3.9
SEEK Ltd. (59,906) (846,297) 16,859 0.8
Seven Group Holdings Ltd. (28,573) (569,129) (38,207) (1.8)
Transurban Group (257,980) (2,096,257) 82,734 3.9
WiseTech Global Ltd. (17,098) (709,744) 30,937 1.5
Woodside Energy Group Ltd. (51,073) (1,187,503) 68,856 3.3
Woolworths Group Ltd. (50,763) (1,215,327) 28,183 1.3
New Zealand
Xero Ltd. (20,585) (1,480,429) 121,154 5.8
United States
CSL Ltd. (16,505) (2,659,005) 190,075 9.0
James Hardie Industries plc (125,405) (3,279,748) 414,679 19.7

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.40% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
16-61 months
maturity
ranging from
01/13/2025
- 09/19/2028 $168,386,660 $1,840,461 $648,782 $2,489,243
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
3SBio, Inc. 1,740,000 1,453,207 (67,122) (2.7)
Baidu, Inc. 82,700 1,391,897 (52,251) (2.1)
BOC Hong Kong Holdings Ltd. 557,000 1,520,538 (54,948) (2.2)
China CITIC Bank Corp. Ltd. 3,818,000 1,771,749 36,061 1.4
China Construction Bank Corp. 6,150,000 3,457,237 71,994 2.9
China Feihe Ltd. 2,678,000 1,573,561 17,591 0.7
China National Building Material Co. Ltd. 2,930,000 1,532,333 (27,675) (1.1)
China Resources Pharmaceutical Group Ltd. 2,145,500 1,421,427 19,700 0.8
CITIC Ltd. 2,141,000 1,959,787 (128,445) (5.2)
CSPC Pharmaceutical Group Ltd. 2,898,000 2,119,434 (16,504) (0.7)
Dongyue Group Ltd. 1,977,000 1,480,548 (151,282) (6.1)
GCL Technology Holdings Ltd. 10,387,000 1,925,883 108,710 4.4
Geely Automobile Holdings Ltd. 1,383,000 1,621,880 (104,425) (4.2)
Kunlun Energy Co. Ltd. 3,058,000 2,631,577 255,429 10.3
New China Life Insurance Co. Ltd. 660,400 1,583,963 (130,587) (5.2)
PICC Property & Casualty Co. Ltd. 1,324,000 1,695,368 90,868 3.7
Sinopharm Group Co. Ltd. 806,400 2,338,012 82,975 3.3
SITC International Holdings Co. Ltd. 1,065,000 1,786,866 (84,478) (3.4)
Xinyi Glass Holdings Ltd. 1,153,000 1,485,729 (178,041) (7.2)
Hong Kong
CK Asset Holdings Ltd. 598,372 3,143,005 25,279 1.0
New World Development Co. Ltd. 654,000 1,268,037 (53,167) (2.1)
Orient Overseas International Ltd. 134,000 1,784,794 7,216 0.3
Sun Hung Kai Properties Ltd. 166,000 1,771,213 75,390 3.0
Swire Pacific Ltd. 208,500 1,404,356 (135,968) (5.5)
WH Group Ltd. 5,754,000 3,011,748 35,897 1.4
United Kingdom
CK Hutchison Holdings Ltd. 1,133,500 6,017,854 2,827 0.1

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (717,400) (1,409,843) 121,724 4.9
China Mengniu Dairy Co. Ltd. (457,000) (1,524,344) 51,327 2.1
China Merchants Bank Co. Ltd. (450,000) (1,868,223) 5,183 0.2
China Resources Beer Holdings Co. Ltd. (246,000) (1,343,760) 67,304 2.7
China Ruyi Holdings Ltd. (4,748,000) (1,226,485) 89,213 3.6
China Southern Airlines Co. Ltd. (2,772,000) (1,344,085) 97,482 3.9
China Tourism Group Duty Free Corp. Ltd. (90,600) (1,196,837) 57,630 2.3
CITIC Securities Co. Ltd. (688,500) (1,389,933) 71,475 2.9
COSCO SHIPPING Energy Transportation Co. Ltd. (1,106,000) (1,203,942) (88,189) (3.5)
Flat Glass Group Co. Ltd. (553,000) (1,237,179) 64,226 2.6
Genscript Biotech Corp. (716,000) (1,874,558) (121,925) (4.9)
Microport Scientific Corp. (903,037) (1,358,054) 131,095 5.3
Nongfu Spring Co. Ltd. (381,000) (2,185,073) (19,995) (0.8)
Postal Savings Bank of China Co. Ltd. (3,502,000) (1,763,423) (19,344) (0.8)
XPeng, Inc. (232,600) (2,125,365) 7,609 0.3
ZhongAn Online P&C Insurance Co. Ltd. (615,000) (1,802,809) 71,786 2.9
Zijin Mining Group Co. Ltd. (834,000) (1,264,343) 96,733 3.9
Hong Kong
AIA Group Ltd. (750,600) (6,070,213) 280,577 11.3
Hong Kong & China Gas Co. Ltd. (4,229,716) (2,942,981) 112,849 4.5
Power Assets Holdings Ltd. (272,500) (1,316,040) 25,416 1.0
Techtronic Industries Co. Ltd. (159,000) (1,534,920) 41,552 1.7
Wharf Real Estate Investment Co. Ltd. (805,000) (3,102,420) 156,252 6.3
Macau
Galaxy Entertainment Group Ltd. (295,000) (1,765,168) 99,840 4.0
Sands China Ltd. (680,400) (2,069,083) 134,075 5.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.18% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
16-61 months
maturity
ranging from
01/14/2025
- 09/19/2028 $509,000,487 $4,938,647 $1,353,589 $6,292,236
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 112,700 3,949,844 45,615 0.7
Aisin Corp. 80,100 3,026,581 399,640 6.4
Amada Co. Ltd. 314,400 3,160,753 (78,131) (1.2)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Fuji Electric Co. Ltd. 78,800 3,548,811 (45,279) (0.7)
Japan Post Insurance Co. Ltd. 293,500 4,936,189 26,102 0.4
Lion Corp. 340,000 3,353,286 (114,059) (1.8)
Mitsubishi Corp. 69,500 3,311,698 (169,813) (2.7)
Mitsubishi Electric Corp. 249,600 3,083,675 (72,235) (1.1)
NIPPON EXPRESS HOLDINGS, Inc. 77,300 4,033,501 174,163 2.8
Obayashi Corp. 662,300 5,828,159 (165,219) (2.6)
Oji Holdings Corp. 785,200 3,303,510 (8,397) (0.1)
Panasonic Holdings Corp. 277,700 3,134,615 41,404 0.7
Seiko Epson Corp. 208,600 3,275,973 127,571 2.0
Shimamura Co. Ltd. 31,500 3,113,228 (24,456) (0.4)
Shimizu Corp. 429,300 2,982,041 39,130 0.6
Sojitz Corp. 253,600 5,555,265 (16,160) (0.3)
Subaru Corp. 155,100 3,015,839 46,480 0.7
SUMCO Corp. 275,400 3,583,774 23,884 0.4
Sumitomo Heavy Industries Ltd. 142,000 3,595,886 61,880 1.0
Suntory Beverage & Food Ltd. 128,100 3,898,458 (148,477) (2.4)
Tokyo Gas Co. Ltd. 305,500 6,926,495 (20,017) (0.3)
TOPPAN Holdings, Inc. 231,800 5,544,970 (22,015) (0.3)
Tosoh Corp. 248,000 3,179,631 (43,174) (0.7)
Toyota Tsusho Corp. 69,700 4,099,478 (20,770) (0.3)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (206,000) (4,080,470) 33,603 0.5
ANA Holdings, Inc. (329,600) (6,901,183) 355,018 5.6
Asics Corp. (107,100) (3,729,392) 108,406 1.7
Daiichi Sankyo Co. Ltd. (168,700) (4,618,555) 31,307 0.5
Daikin Industries Ltd. (29,500) (4,624,765) 287,375 4.6
Denso Corp. (262,400) (4,210,439) 208,668 3.3
East Japan Railway Co. (56,900) (3,256,214) (71,040) (1.1)
Eisai Co. Ltd. (68,300) (3,785,445) 322,073 5.1
Japan Airlines Co. Ltd. (299,400) (5,817,097) 148,898 2.4
Japan Airport Terminal Co. Ltd. (107,200) (4,541,462) 124,848 2.0
KDDI Corp. (121,700) (3,725,295) (123,347) (2.0)
Keyence Corp. (12,700) (4,696,789) 189,580 3.0
Kobe Bussan Co. Ltd. (162,600) (3,806,704) 35,057 0.6
Lasertec Corp. (34,700) (5,396,284) (446,600) (7.1)
M3, Inc. (232,500) (4,217,258) 98,555 1.6
Marui Group Co. Ltd. (204,500) (3,322,271) 121,414 1.9
Mercari, Inc. (238,700) (5,135,737) (255,113) (4.1)
NIDEC Corp. (84,300) (3,892,422) 248,116 3.9
Nippon Telegraph & Telephone Corp. (2,875,400) (3,403,426) (109,113) (1.7)
Rakuten Group, Inc. (1,277,900) (5,250,628) (313,972) (5.0)
SoftBank Corp. (431,500) (4,883,846) 68,792 1.1
SoftBank Group Corp. (135,100) (5,691,161) 284,912 4.5
Sony Group Corp. (57,700) (4,718,451) 94,387 1.5
T&D Holdings, Inc. (223,300) (3,672,170) 35,053 0.6
Toyota Motor Corp. (331,900) (5,954,395) (187,019) (3.0)
Unicharm Corp. (137,300) (4,854,618) 353,852 5.6

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.66% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
16-61 months
maturity
ranging from
01/13/2025
- 09/20/2028 $1,191,311,425 $17,977,246 $385,335 $18,362,581
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
American International Group, Inc. 71,227 4,316,356 63,894 0.3
Archer-Daniels-Midland Co. 67,478 5,089,191 (234,979) (1.3)
Arrow Electronics, Inc. 42,265 5,293,269 (66,682) (0.4)
Booking Holdings, Inc. 1,329 4,098,570 (131,212) (0.7)
Cisco Systems, Inc. 99,870 5,369,011 (301,504) (1.6)
Coca-Cola Consolidated, Inc. 6,878 4,376,609 (260,501) (1.4)
Dell Technologies, Inc. 71,772 4,945,091 (195,309) (1.1)
Equitable Holdings, Inc. 147,704 4,193,317 7,220 0.0
Expedia Group, Inc. 37,881 3,904,395 (195,099) (1.1)
Gilead Sciences, Inc. 95,043 7,122,522 (208,746) (1.1)
H&R Block, Inc. 141,821 6,106,812 483,610 2.6
Hawaiian Electric Industries, Inc. 356,522 4,388,786 (340,414) (1.9)
Hewlett Packard Enterprise Co. 413,933 7,190,016 67,654 0.4
Jabil, Inc. 46,340 5,880,083 892,888 4.9
KB Home 151,158 6,995,592 (658,003) (3.6)
Lennar Corp. 42,805 4,804,005 (318,047) (1.7)
ManpowerGroup, Inc. 58,909 4,319,208 (24,320) (0.1)
PulteGroup, Inc. 85,858 6,357,785 (615,193) (3.4)
Ryder System, Inc. 41,716 4,461,526 413,823 2.3
Schneider National, Inc. 174,300 4,826,367 (47,536) (0.3)
Synchrony Financial 157,290 4,808,355 (191,301) (1.0)
Taylor Morrison Home Corp. 155,248 6,615,117 (657,034) (3.6)
TD SYNNEX Corp. 47,570 4,750,340 30,801 0.2
Toll Brothers, Inc. 89,131 6,592,129 (716,274) (3.9)
United Airlines Holdings, Inc. 105,991 4,483,419 (553,424) (3.0)
United Therapeutics Corp. 20,014 4,520,562 15,253 0.1
Unum Group 102,565 5,045,172 72,605 0.4
Viatris, Inc. 448,320 4,420,435 (55,706) (0.3)
Vishay Intertechnology, Inc. 199,843 4,940,119 (64,926) (0.4)
Short Positions
Common Stocks
Singapore
Grab Holdings Ltd. (1,359,127) (4,811,310) 271,825 1.5

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
American Tower Corp. (28,063) (4,614,960) 448,318 2.4
Avery Dennison Corp. (27,612) (5,043,884) (39,730) (0.2)
Ball Corp. (93,633) (4,661,051) 208,802 1.1
CoStar Group, Inc. (53,690) (4,128,224) 296,369 1.6
Dominion Energy, Inc. (95,695) (4,274,696) 296,063 1.6
Freshpet, Inc. (61,941) (4,080,673) 401,077 2.2
Ionis Pharmaceuticals, Inc. (94,451) (4,284,297) (381,917) (2.1)
Lucid Group, Inc. (758,952) (4,242,542) 212,970 1.2
Mirati Therapeutics, Inc. (94,991) (4,137,808) (817,188) (4.5)
MP Materials Corp. (216,926) (4,143,287) 602,182 3.3
NextEra Energy, Inc. (103,901) (5,952,488) 1,130,305 6.2
Prologis, Inc. (42,511) (4,770,159) 431,087 2.3
Rivian Automotive, Inc. (184,295) (4,474,683) (139,589) (0.8)
SL Green Realty Corp. (106,063) (3,956,150) 345,765 1.9
Southern Co. (The) (62,886) (4,069,982) 283,365 1.5
Southwest Gas Holdings, Inc. (85,681) (5,175,989) 110,116 0.6
Sun Communities, Inc. (36,212) (4,285,328) 126,031 0.7
Tesla, Inc. (21,393) (5,352,956) 499,740 2.7
WEC Energy Group, Inc. (51,873) (4,178,370) 217,540 1.2
Western Digital Corp. (118,530) (5,408,524) (322,837) (1.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.08% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
32-61 months
maturity
ranging from
04/20/2026
- 09/20/2028 $17,117,470 $539,757 $190,147 $729,904
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Africa
Absa Group Ltd. 84,203 775,998 (34,913) (4.8)
African Rainbow Minerals Ltd. 131,221 1,178,815 98,884 13.5
Aspen Pharmacare Holdings Ltd. 54,982 498,951 19,667 2.7
Exxaro Resources Ltd. 148,419 1,351,263 15,443 2.1
Foschini Group Ltd. (The) 64,356 334,848 8,849 1.2
Impala Platinum Holdings Ltd. 297,956 1,552,096 202,668 27.8
Mr Price Group Ltd. 58,983 432,861 27,436 3.8
MultiChoice Group 132,787 519,261 (8,837) (1.2)
Nedbank Group Ltd. 59,913 640,243 (27,941) (3.8)
Northam Platinum Holdings Ltd. 52,865 320,589 18,596 2.5
Old Mutual Ltd. 678,382 432,101 (25,043) (3.4)
Pepkor Holdings Ltd. 147,809 134,308 12,680 1.7
Sasol Ltd. 57,941 795,370 43,674 6.0

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Africa (continued)
Sibanye Stillwater Ltd. 387,529 594,931 52,334 7.2
Standard Bank Group Ltd. 31,182 302,569 (15,234) (2.1)
Woolworths Holdings Ltd. 145,272 520,436 (35,141) (4.8)
Short Positions
Common Stocks
Luxembourg
Reinet Investments SCA (6,232) (136,837) (5,436) (0.7)
South Africa
Anglo American Platinum Ltd. (8,807) (328,707) (38,422) (5.3)
Bidvest Group Ltd. (The) (49,155) (708,180) (10,722) (1.5)
Capitec Bank Holdings Ltd. (24,538) (2,218,749) 9,063 1.2
Clicks Group Ltd. (12,932) (176,661) 4,563 0.6
Discovery Ltd. (107,835) (781,179) 48,297 6.6
FirstRand Ltd. (72,027) (242,545) 26,639 3.6
Naspers Ltd. (12,258) (1,961,145) 145,856 20.0
Shoprite Holdings Ltd. (10,896) (138,023) 5,508 0.8
Vodacom Group Ltd. (7,305) (40,804) 1,289 0.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-8.07% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
18-61 months
maturity
ranging from
02/25/2025
- 09/18/2028 $141,597,500 $2,142,198 $(38,293) $2,103,905
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 103,557 1,477,589 (64,807) (3.1)
AltaGas Ltd. 70,588 1,353,814 (62,364) (3.0)
ARC Resources Ltd. 205,239 3,275,967 31,732 1.5
Atco Ltd. 76,018 1,925,286 (151,672) (7.2)
Bank of Montreal 19,130 1,613,779 (66,478) (3.2)
Bank of Nova Scotia (The) 33,005 1,479,363 (109,348) (5.2)
Bombardier, Inc. 48,289 1,683,760 (66,838) (3.2)
Canadian Imperial Bank of Commerce 36,963 1,426,814 (75,926) (3.6)
Capital Power Corp. 100,233 2,798,333 (311,418) (14.8)
Empire Co. Ltd. 91,017 2,476,038 (18,763) (0.9)
Fairfax Financial Holdings Ltd. 5,708 4,659,569 (135,445) (6.4)
Finning International, Inc. 49,230 1,451,981 (92,063) (4.4)
George Weston Ltd. 16,771 1,859,905 (58,774) (2.8)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
iA Financial Corp., Inc. 32,437 2,034,701 (64,719) (3.1)
Imperial Oil Ltd. 46,610 2,870,895 150,648 7.2
Loblaw Cos. Ltd. 20,321 1,726,518 (2,543) (0.1)
Manulife Financial Corp. 177,512 3,243,768 (169,899) (8.1)
National Bank of Canada 20,896 1,388,144 (73,999) (3.5)
Northland Power, Inc. 186,005 3,029,214 (246,500) (11.7)
Nutrien Ltd. 32,626 2,014,849 (15,373) (0.7)
Open Text Corp. 46,389 1,628,098 (161,546) (7.7)
Saputo, Inc. 70,499 1,474,082 (29,066) (1.4)
Suncor Energy, Inc. 51,709 1,778,264 (13,325) (0.6)
TFI International, Inc. 13,790 1,771,049 (48,226) (2.3)
West Fraser Timber Co. Ltd. 23,301 1,691,671 (3,774) (0.2)
Whitecap Resources, Inc. 224,905 1,899,253 (41,396) (2.0)
United States
BRP, Inc. 39,260 2,971,707 (17,054) (0.8)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (32,357) (1,313,100) 116,492 5.5
Canada
Alamos Gold, Inc. (113,445) (1,279,571) 143,659 6.8
Algonquin Power & Utilities Corp. (857,497) (5,075,852) 991,180 47.1
BCE, Inc. (40,602) (1,549,946) 95,358 4.5
Brookfield Corp. (52,254) (1,633,887) 230,445 11.0
Cameco Corp. (99,400) (3,943,800) 47,569 2.3
Canadian Natural Resources Ltd. (46,257) (2,991,507) (21,796) (1.0)
Canadian Pacific Kansas City Ltd. (23,543) (1,749,973) 101,400 4.8
CCL Industries, Inc. (45,555) (1,912,086) 16,770 0.8
Element Fleet Management Corp. (122,825) (1,762,458) 34,363 1.6
Enbridge, Inc. (74,686) (2,477,161) 120,971 5.7
GFL Environmental, Inc. (79,879) (2,536,485) 174,078 8.3
Pan American Silver Corp. (117,950) (1,707,268) 250,967 11.9
RB Global, Inc. (52,424) (3,282,265) 133,545 6.3
Rogers Communications, Inc. (80,594) (3,094,406) 258,708 12.3
Shopify, Inc. (27,761) (1,515,333) 126,107 6.0
SNC-Lavalin Group, Inc. (82,886) (2,765,003) (76,890) (3.7)
Stantec, Inc. (29,728) (1,928,900) 57,344 2.7
TC Energy Corp. (64,788) (2,228,049) 169,811 8.1
Thomson Reuters Corp. (25,589) (3,130,402) 181,238 8.6
Tourmaline Oil Corp. (31,875) (1,604,017) 34,967 1.7
WSP Global, Inc. (32,057) (4,524,445) 48,383 2.3
Zambia
First Quantum Minerals Ltd. (66,315) (1,566,757) 170,395 8.1

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-2.65% to 0.23%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
16-63 months
maturity
ranging from
01/21/2025
- 09/18/2028 $189,267,283 $340,628 $445,739 $786,367
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
Mondi plc 123,984 2,068,284 (20,038) (2.5)
Germany
TUI AG 311,941 1,709,851 (67,547) (8.6)
Italy
Coca-Cola HBC AG 141,907 3,880,273 (58,678) (7.5)
Netherlands
Shell plc 144,775 4,588,531 11,789 1.5
Nigeria
Airtel Africa plc 1,029,027 1,573,068 4,928 0.6
United Kingdom
Associated British Foods plc 124,408 3,125,606 1,764 0.2
BAE Systems plc 356,579 4,333,093 (256,812) (32.7)
Barclays plc 2,377,414 4,582,297 (23,987) (3.1)
Barratt Developments plc 801,792 4,298,914 (72,959) (9.3)
BP plc 563,876 3,634,708 62,689 8.0
British American Tobacco plc 136,097 4,273,268 (206,813) (26.3)
BT Group plc 2,959,824 4,203,136 (65,399) (8.3)
DCC plc 47,922 2,683,133 31,535 4.0
DS Smith plc 1,216,894 4,244,180 (92,723) (11.8)
HSBC Holdings plc 219,051 1,714,159 49,104 6.2
Imperial Brands plc 225,173 4,567,955 (263,235) (33.5)
Inchcape plc 258,192 2,378,061 (30,267) (3.8)
Investec plc 316,915 1,862,580 114,840 14.6
J Sainsbury plc 583,387 1,796,556 (169,409) (21.5)
Kingfisher plc 768,035 2,084,919 (122,840) (15.6)
Lloyds Banking Group plc 3,822,139 2,053,997 88,144 11.2
Man Group plc 945,530 2,569,971 110,408 14.0
Marks & Spencer Group plc 1,211,430 3,484,339 195,642 24.9
NatWest Group plc 854,393 2,444,040 25,568 3.3
Standard Chartered plc 270,538 2,488,283 54,908 7.0
Tesco plc 948,532 3,050,940 (91,140) (11.6)
Vodafone Group plc 3,498,516 3,279,511 (110,990) (14.1)
United States
GSK plc 125,602 2,272,617 (34,363) (4.4)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Chile
Antofagasta plc (156,154) (2,710,797) 61,320 7.8
Hong Kong
Prudential plc (378,088) (4,064,196) 153,056 19.5
United Kingdom
Admiral Group plc (61,879) (1,788,281) 45,579 5.8
Ashtead Group plc (25,000) (1,516,066) 79,825 10.2
AstraZeneca plc (17,827) (2,404,586) (71,169) (9.1)
Diageo plc (74,634) (2,751,615) 116,804 14.9
Halma plc (126,189) (2,973,105) 275,518 35.0
Hargreaves Lansdown plc (170,951) (1,607,790) (12,173) (1.5)
Informa plc (487,998) (4,456,142) 8,215 1.0
Intermediate Capital Group plc (91,041) (1,528,165) (59,143) (7.5)
Melrose Industries plc (272,759) (1,554,835) 110,463 14.0
National Grid plc (369,902) (4,423,788) 170,623 21.7
Reckitt Benckiser Group plc (57,600) (4,061,995) 35,199 4.5
RELX plc (107,923) (3,641,315) 29,836 3.8
Rentokil Initial plc (787,738) (5,848,650) (105,002) (13.4)
Smiths Group plc (110,168) (2,168,985) 81,811 10.4
Spirax-Sarco Engineering plc (18,241) (2,111,455) 74,959 9.5
St James's Place plc (193,256) (1,949,753) 20,522 2.6
Weir Group plc (The) (80,092) (1,850,526) 29,123 3.7
WPP plc (313,823) (2,795,949) 85,723 10.9
United States
Experian plc (66,010) (2,159,027) 70,287 8.9
Ferguson plc (12,476) (2,053,178) (163,370) (20.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.75% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
18-60 months
maturity
ranging from
02/25/2025
- 07/13/2028 $24,521,315 $(271,671) $21,494 $(250,177)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 963,300 2,621,420 (35,231) 14.1
Yangzijiang Shipbuilding Holdings Ltd. 2,326,600 2,820,284 (73,074) 29.2

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore
City Developments Ltd. 44,900 216,682 (6,011) 2.4
DBS Group Holdings Ltd. 2,700 66,311 (1,298) 0.5
Genting Singapore Ltd. 1,276,300 787,909 (24,366) 9.7
Jardine Cycle & Carriage Ltd. 75,100 1,750,896 3,873 (1.5)
Oversea-Chinese Banking Corp. Ltd. 148,900 1,392,521 (625) 0.2
Singapore Airlines Ltd. 376,000 1,773,674 (96,699) 38.7
United Overseas Bank Ltd. 36,800 766,474 (11,521) 4.6
Venture Corp. Ltd. 215,300 1,944,004 (103,473) 41.4
Short Positions
Common Stocks
Singapore
Keppel Corp. Ltd. (385,700) (1,915,320) 31,520 (12.6)
Mapletree Logistics Trust (366,300) (449,060) 9,150 (3.7)
Seatrium Ltd. (18,339,800) (1,793,277) 58,144 (23.2)
Singapore Technologies Engineering Ltd. (902,400) (2,575,316) (7,404) 3.0
Singapore Telecommunications Ltd. (2,061,000) (3,648,167) (14,656) 5.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.50% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
24 months
maturity
01/27/2025 $38,003,344 $(339,699) $2,110,817 $1,771,118
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Korea
BGF retail Co. Ltd. 1,423 148,764 (4,758) (0.3)
CJ Corp. 3,513 233,209 (6,230) (0.4)
Coway Co. Ltd. 6,632 202,465 (2,459) (0.1)
DB Insurance Co. Ltd. 17,988 1,191,879 (57,026) (3.2)
Doosan Bobcat, Inc. 42,933 1,620,470 (65,885) (3.7)
E-MART, Inc. 11,306 589,492 (15,310) (0.9)
GS Holdings Corp. 34,780 1,026,178 (22,479) (1.3)
Hana Financial Group, Inc. 30,901 968,082 (48,003) (2.7)
Hankook Tire & Technology Co. Ltd. 31,636 925,386 (26,109) (1.5)
Hanmi Pharm Co. Ltd. 1,375 304,794 3,376 0.2
HMM Co. Ltd. 93,986 1,133,679 (22,336) (1.3)
Hyundai Engineering & Construction Co. Ltd. 20,915 561,127 (11,587) (0.7)
Hyundai Glovis Co. Ltd. 6,161 840,891 (15,546) (0.9)
Hyundai Mobis Co. Ltd. 2,458 437,471 (15,841) (0.9)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Korea (continued)
Hyundai Steel Co. 24,011 675,437 (20,677) (1.2)
Industrial Bank of Korea 116,100 963,375 (31,197) (1.8)
Kia Corp. 40,970 2,465,996 (50,567) (2.9)
Korea Investment Holdings Co. Ltd. 32,229 1,265,455 (72,799) (4.1)
Kumho Petrochemical Co. Ltd. 12,716 1,261,743 (8,335) (0.5)
LG Electronics, Inc. 15,807 1,179,478 (43,359) (2.4)
Mirae Asset Securities Co. Ltd. 135,831 648,834 (26,968) (1.5)
NH Investment & Securities Co. Ltd. 82,273 622,756 (19,867) (1.1)
Pan Ocean Co. Ltd. 47,329 173,290 2,437 0.1
Samsung Life Insurance Co. Ltd. 3,291 171,201 (4,602) (0.3)
Samsung SDS Co. Ltd. 6,443 645,281 (12,227) (0.7)
Samsung Securities Co. Ltd. 23,722 645,410 (28,127) (1.6)
Woori Financial Group, Inc. 267,434 2,424,311 (62,750) (3.5)
Short Positions
Common Stocks
South Korea
Amorepacific Corp. (5,339) (482,441) 16,467 0.9
Hanon Systems (112,803) (786,525) (17,682) (1.0)
HYBE Co. Ltd. (1,324) (233,026) 7,188 0.4
Hyundai Motor Co. (2,954) (417,707) 8,618 0.5
Kakao Corp. (24,829) (810,334) 21,881 1.2
KakaoBank Corp. (32,555) (563,397) 15,072 0.9
KB Financial Group, Inc. (7,492) (305,575) 16,167 0.9
Korea Electric Power Corp. (35,979) (478,332) 8,890 0.5
KT&G Corp. (5,734) (366,186) 9,188 0.5
L&F Co. Ltd. (970) (123,794) 3,571 0.2
LG Chem Ltd. (2,805) (1,027,012) 41,180 2.3
NAVER Corp. (6,287) (939,999) 31,320 1.8
Netmarble Corp. (12,720) (396,111) 10,251 0.6
Pearl Abyss Corp. (14,603) (503,666) 6,008 0.3
Samsung Biologics Co. Ltd. (2,962) (1,495,179) 42,774 2.4
Samsung C&T Corp. (2,151) (171,500) 3,753 0.2
Samsung Heavy Industries Co. Ltd. (246,387) (1,429,380) 26,895 1.5
Samsung SDI Co. Ltd. (3,494) (1,320,427) 41,517 2.3
SK Biopharmaceuticals Co. Ltd. (7,710) (492,299) 320 0.0
SK IE Technology Co. Ltd. (11,261) (615,242) 15,799 0.9
SK Innovation Co. Ltd. (4,458) (489,134) 28,509 1.6
SKC Co. Ltd. (11,940) (670,347) 18,396 1.0
Yuhan Corp. (4,561) (256,028) (3,169) (0.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.28% to 0.28%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
11-76 months
maturity
05/21/2024 $73,844,851 $(35,818) $(22,774) $(58,592)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 234,572 1,097,523 (291,945) 498.3
Switzerland
Adecco Group AG (Registered) 76,822 3,155,320 2,207 (3.8)
Baloise Holding AG (Registered) 8,517 1,233,060 (119,834) 204.5
Barry Callebaut AG (Registered) 54 85,873 (199) 0.3
BKW AG 8,802 1,549,520 (20,772) 35.5
Cie Financiere Richemont SA (Registered) 434 52,854 (3,971) 6.8
DKSH Holding AG 19,854 1,342,966 (65,804) 112.3
Dufry AG (Registered) 3,694 140,246 (10,242) 17.5
Flughafen Zurich AG (Registered) 11,897 2,265,143 47,818 (81.6)
Galenica AG 436 32,210 (942) 1.6
Georg Fischer AG (Registered) 25,785 1,448,044 (43,534) 74.3
Helvetia Holding AG (Registered) 10,916 1,524,840 (85,101) 145.2
Julius Baer Group Ltd. 9,513 608,907 (5,304) 9.1
Novartis AG (Registered) 17,066 1,742,927 27,285 (46.6)
SGS SA (Registered) 2,842 238,517 (13,905) 23.7
Sonova Holding AG (Registered) 479 113,368 (1,182) 2.0
Swatch Group AG (The) 8,817 2,258,229 (81,477) 139.1
Swiss Life Holding AG (Registered) 1,689 1,050,860 (533) 0.9
Swisscom AG (Registered) 3,019 1,792,653 (15,416) 26.3
Tecan Group AG (Registered) 806 270,914 (10,330) 17.6
UBS Group AG (Registered) 74,731 1,840,788 (70,451) 120.2
Zurich Insurance Group AG 1,363 623,648 (11,133) 19.0
United States
Holcim AG 128,453 8,222,136 35,161 (60.0)
Swiss Re AG 7,847 805,890 2,802 (4.8)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (9,186) (327,878) 3,595 (6.1)
Alcon, Inc. (11,337) (874,847) 26,812 (45.8)
Bachem Holding AG (16,759) (1,236,126) 42,746 (73.0)
Banque Cantonale Vaudoise (Registered) (15,600) (1,632,418) 1,121 (1.9)
Belimo Holding AG (Registered) (2,219) (1,053,126) 3,344 (5.7)
Chocoladefabriken Lindt & Spruengli AG (174) (1,933,583) 37,663 (64.3)
Clariant AG (Registered) (41,699) (657,453) 6,287 (10.7)
EMS-Chemie Holding AG (Registered) (2,214) (1,500,315) 59,776 (102.0)
Geberit AG (Registered) (3,088) (1,539,917) (12,700) 21.7
Givaudan SA (Registered) (892) (2,904,204) (133,727) 228.2
Kuehne + Nagel International AG (Registered) (571) (162,239) 4,380 (7.5)
Logitech International SA (Registered) (25,007) (1,720,443) 32,929 (56.2)
Lonza Group AG (Registered) (2,895) (1,339,074) 2,870 (4.9)
Partners Group Holding AG (2,753) (3,090,505) 5,812 (9.9)
PSP Swiss Property AG (Registered) (1,357) (160,101) 601 (1.0)
Schindler Holding AG (4,503) (896,997) 34,251 (58.5)
SIG Group AG (207,102) (5,102,041) 124,437 (212.4)
Sika AG (Registered) (11,990) (3,037,798) 115,087 (196.4)
Straumann Holding AG (Registered) (17,101) (2,176,597) 194,208 (331.5)
Swiss Prime Site AG (Registered) (3,105) (284,259) 4,582 (7.8)
Temenos AG (Registered) (11,191) (782,702) 16,629 (28.4)
VAT Group AG (5,243) (1,870,930) 2,081 (3.6)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Nestle SA (Registered) (49,927) (5,651,538) 114,871 (196.1)
Roche Holding AG (1,514) (413,324) 13,329 (22.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.75% to 0.30%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
9-24 months
maturity
02/21/2024 $35,337,262 $442,726 $268 $442,994
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 2,810 5,054,893 97,675 22.0
Carlsberg A/S 19,364 2,441,510 (153,551) (34.7)
Demant A/S 10,757 444,170 (28,229) (6.4)
Genmab A/S 883 312,627 (13,189) (3.0)
ISS A/S 165,860 2,547,863 (48,971) (11.1)
Pandora A/S 24,851 2,564,407 (33,966) (7.7)
ROCKWOOL A/S 10,115 2,444,651 86,690 19.6
Royal Unibrew A/S 6,502 502,153 (23,763) (5.4)
Short Positions
Common Stocks
Denmark
Ambu A/S (38,408) (400,334) 17,150 3.9
Coloplast A/S (19,900) (2,105,759) 75,372 17.0
Danske Bank A/S (10,144) (235,402) (9,786) (2.2)
DSV A/S (20,455) (3,811,600) 11,507 2.6
GN Store Nord A/S (35,176) (632,436) 31,248 7.1
Novo Nordisk A/S (17,536) (1,596,675) 20,094 4.5
Novozymes A/S (42,616) (1,714,650) 76,510 17.3
Orsted A/S (13,416) (729,873) 44,531 10.1
Tryg A/S (105,509) (1,930,750) 92,100 20.8
Vestas Wind Systems A/S (274,261) (5,867,509) 201,304 45.4

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.00% to 0.28%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
2-73 months
maturity
11/13/2023 $389,050,481 $3,780,521 $3,390 $3,783,911
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 105,251 4,334,913 (111,701) (3.0)
Solvay SA 24,492 2,706,595 (119,754) (3.2)
Finland
Nokia OYJ 859,805 3,232,932 (111,840) (3.0)
France
BNP Paribas SA 53,095 3,376,113 1,857 0.0
Bouygues SA 153,367 5,362,416 (37,088) (1.0)
Carrefour SA 170,416 2,926,913 (104,486) (2.8)
Cie de Saint-Gobain SA 98,684 5,906,278 (35,524) (0.9)
Credit Agricole SA 252,823 3,108,411 20,060 0.5
Eiffage SA 48,093 4,564,873 (115,023) (3.0)
Engie SA 244,573 3,750,813 (152,632) (4.0)
Orange SA 263,070 3,017,483 (69,768) (1.8)
Rexel SA 204,671 4,585,853 (274,231) (7.2)
Societe Generale SA 123,733 2,994,044 (51,370) (1.4)
Germany
Bayerische Motoren Werke AG 38,443 3,904,547 (28,966) (0.8)
Brenntag SE 39,200 3,033,167 (138,972) (3.7)
Commerzbank AG 398,574 4,523,556 421,723 11.1
Deutsche Bank AG (Registered) 823,369 9,049,051 296,975 7.8
Heidelberg Materials AG 70,197 5,436,787 145,202 3.8
Mercedes-Benz Group AG 40,743 2,835,581 (26,358) (0.7)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 8,256 3,215,322 (65,779) (1.7)
Luxembourg
ArcelorMittal SA 188,035 4,707,655 (15,833) (0.4)
Netherlands
ABN AMRO Bank NV 313,011 4,423,645 (86,943) (2.3)
ASR Nederland NV 90,494 3,386,026 (529,942) (14.0)
Koninklijke Ahold Delhaize NV 198,626 5,986,526 (145,396) (3.8)
Randstad NV 68,768 3,799,162 101,388 2.7
Spain
Banco Bilbao Vizcaya Argentaria SA 472,416 3,823,230 249,081 6.6
Banco de Sabadell SA 2,958,704 3,422,842 202,474 5.4
Banco Santander SA 963,925 3,670,693 159,350 4.2
Repsol SA 520,009 8,553,636 95,278 2.5

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Signify NV 103,574 2,779,174 19,683 0.5
Short Positions
Common Stocks
China
Prosus NV (132,931) (3,916,949) 153,830 4.1
France
Airbus SE (25,988) (3,478,454) 94,500 2.5
Dassault Systemes SE (93,402) (3,469,177) 13,216 0.3
L'Oreal SA (9,573) (3,967,167) 125,787 3.3
LVMH Moet Hennessy Louis Vuitton SE (4,829) (3,645,077) 145,727 3.9
Safran SA (17,509) (2,743,822) 64,356 1.7
Sartorius Stedim Biotech (17,929) (4,265,371) 401,457 10.6
Germany
adidas AG (30,904) (5,420,830) 120,553 3.2
Merck KGaA (29,466) (4,912,198) 97,193 2.6
Siemens Healthineers AG (106,088) (5,366,130) (288,577) (7.6)
Vonovia SE (210,517) (5,043,629) 75,460 2.0
Netherlands
Adyen NV (4,628) (3,431,357) (133,017) (3.5)
Argenx SE (12,112) (5,920,679) 330,923 8.7
IMCD NV (23,782) (3,006,872) 5,322 0.1
Universal Music Group NV (130,193) (3,397,540) (92,647) (2.4)
Spain
Amadeus IT Group SA (47,996) (2,899,088) 240,937 6.4
Cellnex Telecom SA (189,830) (6,602,667) 602,383 15.9
United States
Ferrovial SE (243,580) (7,443,074) 359,932 9.5
Schneider Electric SE (17,407) (2,868,538) 19,348 0.5
Preferred Stocks
Germany
Sartorius AG (Preference) (19,358) (6,556,438) 348,874 9.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
17-24 months
maturity
02/21/2024 $24,462,402 $208,014 $(8,429) $199,585

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 130,668 4,933,978 (17,080) (8.6)
Norway
DNB Bank ASA 8,197 164,692 (2,671) (1.3)
Equinor ASA 164,356 5,386,283 (59,907) (30.0)
Leroy Seafood Group ASA 95,908 400,433 (17,032) (8.5)
Norsk Hydro ASA 489,451 3,062,906 228,692 114.6
United Kingdom
Subsea 7 SA 107,052 1,470,855 23,699 11.9
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (4,880) (248,749) 5,365 2.7
France
Adevinta ASA (24,409) (240,471) (62,024) (31.1)
Norway
Gjensidige Forsikring ASA (62,312) (914,335) 49,765 24.9
Kongsberg Gruppen ASA (20,904) (861,529) 55,017 27.6
Mowi ASA (47,582) (841,026) 31,288 15.7
Orkla ASA (35,343) (263,975) 11,258 5.6
Salmar ASA (15,199) (769,806) 29,315 14.7
Schibsted ASA (52,514) (1,178,424) (149,907) (75.1)
Telenor ASA (251,115) (2,847,805) (2,509) (1.3)
TOMRA Systems ASA (77,186) (877,135) 84,745 42.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
7-24 months
maturity
02/21/2024 $67,015,120 $(315,319) $23,469 $(291,850)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 52,947 580,497 (5,017) 1.7

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Guatemala
Millicom International Cellular SA 28,737 445,475 (15,346) 5.3
Sweden
Billerud Aktiebolag 206,896 1,915,121 267,611 (91.7)
Boliden AB 25,968 745,199 16,111 (5.5)
Elekta AB 19,542 132,716 (3,472) 1.2
Embracer Group AB 1,577,160 3,145,712 (562,051) 192.6
Essity AB 104,221 2,247,760 (64,542) 22.1
Evolution AB 4,583 462,467 (39,309) 13.5
Getinge AB 34,756 610,746 (31,850) 10.9
H & M Hennes & Mauritz AB 42,688 605,325 (14,978) 5.1
Saab AB 32,899 1,674,413 (185,303) 63.5
Sandvik AB 19,758 363,554 (11,874) 4.1
Securitas AB 297,605 2,353,200 34,586 (11.9)
Skanska AB 198,998 3,267,656 27,385 (9.4)
SKF AB 185,112 3,073,146 (77,412) 26.5
SSAB AB 465,000 2,550,975 94,366 (32.3)
Svenska Handelsbanken AB 46,290 411,884 9,297 (3.2)
Swedbank AB 111,390 2,047,505 35,959 (12.3)
Swedish Orphan Biovitrum AB 27,293 557,671 7,092 (2.4)
Telefonaktiebolaget LM Ericsson 389,350 1,896,820 (118,789) 40.7
Trelleborg AB 50,197 1,247,187 (49,369) 16.9
Volvo AB 119,556 2,462,571 (58,100) 19.9
Volvo Car AB 509,538 2,060,997 168,455 (57.7)
United States
Sinch AB 1,152,406 2,010,400 (41,149) 14.1
Short Positions
Common Stocks
Sweden
AddTech AB (27,082) (432,209) 14,467 (5.0)
Alfa Laval AB (31,235) (1,070,045) (6,822) 2.3
Assa Abloy AB (54,775) (1,190,183) 11,548 (4.0)
Atlas Copco AB (98,864) (1,327,811) 17,758 (6.1)
Axfood AB (20,912) (479,277) 38,664 (13.2)
Beijer Ref AB (135,432) (1,424,914) 73,750 (25.3)
Castellum AB (82,820) (839,508) 14,044 (4.8)
Electrolux AB (13,323) (137,294) 4,465 (1.5)
Epiroc AB (100,905) (1,915,910) 69,764 (23.9)
EQT AB (256,293) (5,049,737) (247,858) 84.9
Fastighets AB Balder (152,988) (685,817) 30,005 (10.3)
Hexagon AB (313,901) (2,671,530) 87,212 (29.9)
Hexpol AB (9,396) (83,254) 4,724 (1.6)
Holmen AB (36,364) (1,413,478) 2,400 (0.8)
Husqvarna AB (8,053) (61,454) 2,156 (0.7)
Indutrade AB (38,273) (706,859) 37,544 (12.9)
Lifco AB (70,063) (1,225,635) 44,413 (15.2)
Nibe Industrier AB (607,285) (3,970,275) 109,585 (37.5)
Sagax AB (21,707) (412,334) 24,764 (8.5)
Skandinaviska Enskilda Banken AB (1,969) (23,474) (244) 0.1
Svenska Cellulosa AB SCA (218,833) (2,996,287) (20,908) 7.2
Tele2 AB (57,583) (440,365) (15,669) 5.4
Telia Co. AB (770,095) (1,588,473) 6,618 (2.3)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-11.50% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
16-49 months
maturity
ranging from
01/09/2025
- 04/22/2025 $95,368,796 $1,161,436 $230,709 $1,392,145
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 283,900 2,664,731 (107,411) (7.7)
BB Seguridade Participacoes SA 191,600 1,189,650 (68,395) (4.9)
TIM SA/Brazil 419,000 1,241,191 (68,728) (4.9)
Vibra Energia SA 289,100 1,088,176 (64,234) (4.6)
South Korea
CJ Corp. 18,796 1,247,766 (39,341) (2.8)
DB Insurance Co. Ltd. 11,536 764,371 (26,457) (1.9)
Hana Financial Group, Inc. 50,534 1,583,154 (70,849) (5.1)
Hyundai Glovis Co. Ltd. 6,868 937,387 21,121 1.5
Kia Corp. 20,462 1,231,613 6,345 0.5
Posco International Corp. 26,414 1,387,693 (229,840) (16.5)
Woori Financial Group, Inc. 139,801 1,267,307 (56,916) (4.1)
Taiwan
Catcher Technology Co. Ltd. 148,000 837,592 (11,573) (0.8)
CTBC Financial Holding Co. Ltd. 1,160,000 881,338 (23,578) (1.7)
Evergreen Marine Corp. Taiwan Ltd. 308,000 1,107,661 (19,096) (1.4)
Hon Hai Precision Industry Co. Ltd. 288,000 928,292 (30,748) (2.2)
Novatek Microelectronics Corp. 54,000 709,106 (46,472) (3.3)
Pegatron Corp. 479,000 1,137,179 (20,564) (1.5)
Wistron Corp. 354,000 1,121,068 3,136 0.2
WPG Holdings Ltd. 442,000 830,184 7,888 0.6
Yang Ming Marine Transport Corp. 527,000 742,559 (7,204) (0.5)
Zhen Ding Technology Holding Ltd. 259,000 790,725 (31,263) (2.2)
Preferred Stocks
Brazil
Petroleo Brasileiro SA (Preference) 318,600 2,195,602 (46,800) (3.4)
Short Positions
Common Stocks
Brazil
Banco BTG Pactual SA (225,100) (1,391,383) 105,667 7.6
Cosan SA (483,200) (1,647,661) 198,743 14.3
Equatorial Energia SA (149,206) (951,656) 69,272 5.0
Localiza Rent a Car SA (138,300) (1,611,214) 98,852 7.1
Natura & Co. Holding SA (284,500) (824,088) 82,357 5.9

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Brazil (continued)
Rede D'Or Sao Luiz SA (276,300) (1,396,740) 219,726 15.8
Rumo SA (199,800) (907,071) 71,090 5.1
Suzano SA (69,100) (746,187) (4,489) (0.3)
South Korea
Kakao Corp. (33,425) (1,090,878) 134,218 9.6
Korea Electric Power Corp. (63,541) (844,762) 19,237 1.4
L&F Co. Ltd. (11,174) (1,426,052) 158,219 11.4
LG Energy Solution Ltd. (5,671) (1,999,926) 168,430 12.1
POSCO Future M Co. Ltd. (3,313) (876,446) 149,200 10.7
Samsung Biologics Co. Ltd. (1,431) (722,350) 67,625 4.9
Samsung Electronics Co. Ltd. (18,277) (923,978) 43,643 3.1
SK Hynix, Inc. (19,706) (1,668,402) 100,111 7.2
SK Square Co. Ltd. (42,329) (1,328,981) 3,794 0.3
Taiwan
Advantech Co. Ltd. (79,191) (847,947) 6,310 0.5
Chailease Holding Co. Ltd. (131,492) (738,359) 14,038 1.0
China Steel Corp. (1,978,000) (1,547,860) 106,539 7.7
Chunghwa Telecom Co. Ltd. (192,000) (690,120) 12,273 0.9
Delta Electronics, Inc. (87,000) (876,257) 22,792 1.6
E.Sun Financial Holding Co. Ltd. (3,174,571) (2,386,481) 40,479 2.9
Formosa Petrochemical Corp. (346,000) (863,857) 23,253 1.7
Fubon Financial Holding Co. Ltd. (362,050) (681,642) 29,280 2.1
Hotai Motor Co. Ltd. (42,500) (863,722) 42,569 3.1
Mega Financial Holding Co. Ltd. (1,214,246) (1,419,426) 17,635 1.3
Taiwan Cooperative Financial Holding Co. Ltd. (1,202,533) (954,184) 36,583 2.6

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 66.0%
INVESTMENT COMPANIES - 29.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.24%
(1)(a)(b) 104,236 104,236
Limited Purpose Cash Investment
Fund, 5.36% (1)(a) 9,610,851 9,607,968
TOTAL INVESTMENT COMPANIES
(Cost $9,708,942) 9,712,204
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 36.4%
U.S. Treasury Bills
4.91%, 10/12/2023 (c) $ 682,000 681,000
4.99%, 10/19/2023 (c) 1,640,000 1,635,903
4.96%, 10/26/2023 (c) 103,000 102,637
5.31%, 11/24/2023 (c) 1,267,000 1,257,098
5.44%, 11/30/2023 (c) 1,480,000 1,467,072
5.36%, 12/28/2023 (c) 1,360,000 1,342,515
5.40%, 1/4/2024 (c) 2,339,000 2,306,600
5.41%, 1/11/2024 (c) 350,000 344,793
5.39%, 1/18/2024 (c) 1,680,000 1,653,263
5.41%, 1/25/2024 (c) 372,000 365,687
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 36.4% (continued)
5.41%, 2/1/2024 (c) $ 147,000 144,359
5.50%, 2/29/2024 (c) 109,000 106,589
5.45%, 3/7/2024 (c) 548,000 535,293
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,942,895) 11,942,809
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,651,837) 21,655,013
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 66.0%
(Cost $21,651,837) 21,655,013
OTHER ASSETS IN EXCESS OF
LIABILITIES - 34.0% ‡ 11,163,961
NET ASSETS - 100.0% 32,818,974
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 9,712,204 29.6%
U.S. Treasury Obligations 11,942,809 36.4
Total Investments In Securities
At Value 21,655,013 66.0
Other Assets in Excess of
Liabilities ‡ 11,163,961 34.0
Net Assets
$ 32,818,974 100.0%
‡ Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
(a) Represents 7-day effective yield as of September 30, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Forward foreign currency exchange contracts outstanding as of September 30, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 177,002 USD 113,509 CITI 12/20/2023 $ 612
AUD 176,999 USD 113,507 JPMC 12/20/2023 612
CAD 216,976 USD 159,815 CITI 12/20/2023 137
CAD 216,976 USD 159,814 JPMC 12/20/2023 138
NOK 36,659 USD 3,427 CITI 12/20/2023 9
NOK 36,658 USD 3,427 JPMC 12/20/2023 9
NZD 5,000 USD 2,967 CITI 12/20/2023 29
NZD 5,000 USD 2,967 JPMC 12/20/2023 29
SEK 605,000 USD 55,001 CITI 12/20/2023 599
SEK 605,000 USD 55,001 JPMC 12/20/2023 599
Total unrealized appreciation 2,773
AUD 59,000 USD 38,080 CITI 12/20/2023 (40)
AUD 58,999 USD 38,079 JPMC 12/20/2023 (39)
CAD 108,524 USD 80,057 CITI 12/20/2023 (55)
CAD 108,524 USD 80,057 JPMC 12/20/2023 (54)
CHF 188,501 USD 215,222 CITI 12/20/2023 (7,428)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 188,499 USD 215,218 JPMC 12/20/2023 $ (7,427)
DKK 450,500 USD 65,886 CITI 12/20/2023 (1,727)
DKK 450,500 USD 65,885 JPMC 12/20/2023 (1,727)
EUR 656,503 USD 711,724 CITI 12/20/2023 (15,000)
EUR 656,497 USD 711,713 JPMC 12/20/2023 (14,996)
GBP 241,502 USD 303,850 CITI 12/20/2023 (9,025)
GBP 241,498 USD 303,843 JPMC 12/20/2023 (9,024)
HKD 433,500 USD 55,476 CITI 12/20/2023 (26)
HKD 433,500 USD 55,476 JPMC 12/20/2023 (25)
ILS 49,000 USD 12,954 CITI 12/20/2023 (55)
ILS 49,000 USD 12,954 JPMC 12/20/2023 (55)
JPY 69,827,500 USD 485,164 CITI 12/20/2023 (11,646)
JPY 69,827,500 USD 485,162 JPMC 12/20/2023 (11,643)
NOK 92,341 USD 8,697 CITI 12/20/2023 (46)
NOK 92,342 USD 8,697 JPMC 12/20/2023 (46)
SGD 140,000 USD 103,765 CITI 12/20/2023 (978)
SGD 140,000 USD 103,764 JPMC 12/20/2023 (977)
Total unrealized depreciation (92,039)
Net unrealized depreciation $ (89,266)
Total return basket swap contracts outstanding as of September 30, 2023:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.08% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
40-61 months
maturity
ranging from
12/18/2026
- 09/27/2028 $24,825,925 $177,826 $86,343 $264,169
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
ANA Holdings, Inc. 9,600 201,005 (10,367) (3.9)
Dai-ichi Life Holdings, Inc. 9,400 194,057 4,622 1.7
Fujitsu Ltd. 1,800 211,700 (9,084) (3.4)
Fukuoka Financial Group, Inc. 7,400 177,057 (8,636) (3.3)
Hitachi Ltd. 2,500 154,944 (12,598) (4.8)
Honda Motor Co. Ltd. 18,900 212,619 3,814 1.4
IHI Corp. 9,200 192,825 (30,566) (11.6)
Japan Post Bank Co. Ltd. 45,700 397,674 13,044 4.9
Kirin Holdings Co. Ltd. 13,700 191,806 1,501 0.6

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Lion Corp. 15,500 152,870 (4,468) (1.7)
Mazda Motor Corp. 19,200 218,006 8,199 3.1
Mitsubishi Motors Corp. 82,400 359,124 41,688 15.8
Mizuho Financial Group, Inc. 27,300 463,498 (8,275) (3.1)
NGK Insulators Ltd. 12,300 163,019 3,963 1.5
NIPPON EXPRESS HOLDINGS, Inc. 3,200 166,975 6,345 2.4
Niterra Co. Ltd. 10,300 233,125 (5,628) (2.1)
NSK Ltd. 28,100 158,001 (1,805) (0.7)
Obayashi Corp. 26,500 233,197 (6,463) (2.4)
Panasonic Holdings Corp. 19,800 223,498 3,358 1.3
Renesas Electronics Corp. 10,000 152,750 (2,559) (1.0)
SCREEN Holdings Co. Ltd. 3,800 184,665 5,757 2.2
Sega Sammy Holdings, Inc. 8,800 162,294 (3,307) (1.3)
Shimamura Co. Ltd. 2,500 247,082 (1,306) (0.5)
Shionogi & Co. Ltd. 5,200 231,943 5,446 2.1
Toyo Suisan Kaisha Ltd. 6,100 239,223 438 0.2
Toyota Tsusho Corp. 2,600 152,922 (775) (0.3)
Short Positions
Common Stocks
Japan
Advantest Corp. (6,400) (178,518) 1,704 0.6
Aeon Co. Ltd. (9,300) (184,215) 1,517 0.6
Ajinomoto Co., Inc. (4,100) (158,090) 9,185 3.5
Asahi Intecc Co. Ltd. (10,700) (191,834) 21,606 8.2
Chugai Pharmaceutical Co. Ltd. (5,000) (154,170) (4,378) (1.7)
Daiichi Sankyo Co. Ltd. (6,200) (169,739) 1,407 0.5
Daikin Industries Ltd. (1,100) (172,449) 9,520 3.6
Denso Corp. (14,000) (224,642) 11,322 4.3
Eisai Co. Ltd. (2,800) (155,187) 12,719 4.8
Kansai Electric Power Co., Inc. (The) (14,800) (204,899) 15,963 6.0
Keyence Corp. (800) (295,861) 7,845 3.0
Kobe Bussan Co. Ltd. (8,600) (201,339) 2,067 0.8
Lasertec Corp. (1,200) (186,615) (14,279) (5.4)
M3, Inc. (8,700) (157,807) 3,698 1.4
Mitsubishi UFJ Financial Group, Inc. (38,700) (327,950) 1,286 0.5
Nissan Chemical Corp. (4,600) (195,544) 125 0.0
NTT Data Group Corp. (21,300) (285,023) 1,139 0.4
Obic Co. Ltd. (1,300) (196,977) 19,082 7.2
Resonac Holdings Corp. (12,600) (210,785) 60 0.0
SMC Corp. (600) (268,957) 5,939 2.2
T&D Holdings, Inc. (9,700) (159,517) 1,523 0.6
Tohoku Electric Power Co., Inc. (27,600) (178,256) 12,713 4.8
Toyota Motor Corp. (15,700) (281,663) (9,035) (3.4)
Yaskawa Electric Corp. (5,100) (183,656) 10,424 3.9

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.63% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
40-61 months
maturity
ranging from
12/18/2026
- 09/27/2028 $75,521,599 $(206,602) $67,926 $(138,676)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 3,030 283,669 (32,917) 23.7
Adobe, Inc. 614 313,079 (27,038) 19.5
Allison Transmission Holdings, Inc. 4,931 291,225 (4,769) 3.4
Alphabet, Inc. 2,801 366,539 (16,974) 12.2
Amazon.com, Inc. 3,299 419,369 (50,129) 36.1
Apple, Inc. 3,061 524,074 (24,082) 17.4
Archer-Daniels-Midland Co. 3,227 243,380 (9,760) 7.0
AT&T, Inc. 17,302 259,876 6,946 (5.0)
Baker Hughes Co. 7,009 247,558 (8,114) 5.9
Booking Holdings, Inc. 82 252,884 (6,989) 5.0
Broadcom, Inc. 271 225,087 (6,322) 4.6
Builders FirstSource, Inc. 1,743 216,986 (26,936) 19.4
Cardinal Health, Inc. 2,484 215,661 (7,178) 5.2
Centene Corp. 3,100 213,528 6,316 (4.6)
Cheniere Energy, Inc. 1,574 261,221 6,796 (4.9)
Cigna Group (The) 927 265,187 165 (0.1)
Cisco Systems, Inc. 8,499 456,906 (15,653) 11.3
Citigroup, Inc. 8,693 357,543 4,521 (3.3)
Citizens Financial Group, Inc. 9,450 253,260 (5,559) 4.0
Coca-Cola Co. (The) 6,313 353,402 (17,472) 12.6
CVS Health Corp. 4,533 316,494 4,850 (3.5)
Dell Technologies, Inc. 3,327 229,230 (9,430) 6.8
Gates Industrial Corp. plc 18,675 216,817 (4,565) 3.3
General Motors Co. 9,009 297,027 2,741 (2.0)
Gilead Sciences, Inc. 2,916 218,525 (5,538) 4.0
Humana, Inc. 689 335,212 6,711 (4.8)
KB Home 5,839 270,229 (22,858) 16.5
Keurig Dr Pepper, Inc. 7,290 230,145 (14,203) 10.2
Kraft Heinz Co. (The) 8,125 273,325 (580) 0.4
Marathon Petroleum Corp. 1,873 283,460 (5,130) 3.7
Microsoft Corp. 2,896 914,412 (59,172) 42.7
Molson Coors Beverage Co. 6,686 425,163 (6,677) 4.8
NVIDIA Corp. 759 330,157 (8,304) 6.0
Owens Corning 1,607 219,211 (10,340) 7.5
TD SYNNEX Corp. 2,179 217,595 1,504 (1.1)
Toll Brothers, Inc. 3,365 248,875 (21,038) 15.2
Travelers Cos., Inc. (The) 1,337 218,345 1,867 (1.3)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Valero Energy Corp. 2,441 345,914 (5,746) 4.1
Walmart, Inc. 2,081 332,814 (9,177) 6.6
Western Union Co. (The) 20,399 268,859 6,324 (4.6)
Short Positions
Common Stocks
United States
BJ's Wholesale Club Holdings, Inc. (3,220) (229,811) (8,208) 5.9
Celanese Corp. (1,820) (228,446) 331 (0.2)
Chart Industries, Inc. (1,367) (231,187) 7,785 (5.6)
Churchill Downs, Inc. (2,559) (296,946) 3,471 (2.5)
Marriott International, Inc. (1,161) (228,206) 438 (0.3)
News Corp. (11,106) (222,786) 9,647 (7.0)
NIKE, Inc. (2,469) (236,086) 997 (0.7)
Southern Co. (The) (3,752) (242,829) 13,385 (9.7)
Southwest Airlines Co. (8,465) (229,148) 14,467 (10.4)
Tractor Supply Co. (1,145) (232,492) 14,280 (10.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.30% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
01/28/2025
- 09/25/2025 $3,289,255 $(12,383) $10,628 $(1,755)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Ampol Ltd. 3,928 84,806 277 (15.8)
ANZ Group Holdings Ltd. 6,789 111,351 2,314 (131.8)
Aristocrat Leisure Ltd. 2,431 63,513 (1,086) 61.9
Atlas Arteria Ltd. 6,740 23,865 (1,053) 60.0
Aurizon Holdings Ltd. 33,266 74,380 (1,763) 100.4
BlueScope Steel Ltd. 11,244 139,240 437 (24.9)
Brambles Ltd. 12,430 114,189 (2,253) 128.4
Cochlear Ltd. 186 30,464 (326) 18.6
Coles Group Ltd. 10,952 109,310 (1,736) 98.9
Computershare Ltd. 2,049 34,146 (410) 23.4
Fortescue Metals Group Ltd. 2,953 39,254 256 (14.6)
Harvey Norman Holdings Ltd. 18,472 45,769 (669) 38.1
Incitec Pivot Ltd. 47,690 95,559 813 (46.3)
JB Hi-Fi Ltd. 4,308 125,128 (4,167) 237.5
National Australia Bank Ltd. 1,179 21,887 10 (0.6)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Northern Star Resources Ltd. 5,528 36,707 (1,856) 105.8
Orica Ltd. 3,325 33,153 957 (54.5)
Pilbara Minerals Ltd. 20,623 56,263 1,104 (62.9)
Qantas Airways Ltd. 55,725 184,477 (2,906) 165.6
QBE Insurance Group Ltd. 8,394 84,085 (701) 39.9
Qube Holdings Ltd. 18,659 34,272 81 (4.6)
Ramsay Health Care Ltd. 627 20,810 98 (5.6)
SEEK Ltd. 1,571 22,194 2 (0.1)
Sonic Healthcare Ltd. 5,448 104,029 (3,261) 185.8
Suncorp Group Ltd. 8,898 79,278 (1,216) 69.3
Telstra Group Ltd. 46,692 115,359 (1,121) 63.9
Westpac Banking Corp. 8,849 119,617 (545) 31.0
Worley Ltd. 4,527 50,263 287 (16.4)
New Zealand
Xero Ltd. 822 59,116 (2,719) 154.9
Short Positions
Common Stocks
Australia
Alumina Ltd. (69,363) (42,191) 2,629 (149.8)
carsales.com Ltd. (893) (15,998) 653 (37.2)
Cleanaway Waste Management Ltd. (56,793) (88,453) 644 (36.7)
Commonwealth Bank of Australia (2,086) (133,245) 649 (37.0)
Domino's Pizza Enterprises Ltd. (2,608) (88,557) 1,658 (94.5)
Endeavour Group Ltd. (4,629) (15,629) (33) 1.9
IDP Education Ltd. (5,274) (72,176) 2,967 (169.1)
Lynas Rare Earths Ltd. (18,862) (81,459) (85) 4.8
Macquarie Group Ltd. (245) (26,237) 177 (10.1)
Medibank Pvt Ltd. (12,498) (27,585) 379 (21.6)
Mineral Resources Ltd. (2,468) (105,980) 2,541 (144.8)
NEXTDC Ltd. (2,140) (16,932) 514 (29.3)
Pro Medicus Ltd. (1,286) (68,621) (9,759) 556.1
REA Group Ltd. (749) (73,973) 2,987 (170.2)
Reece Ltd. (5,001) (59,529) 1,371 (78.1)
Santos Ltd. (3,220) (16,232) (312) 17.8
Treasury Wine Estates Ltd. (2,563) (20,239) (415) 23.7
Wesfarmers Ltd. (1,002) (33,912) 587 (33.5)
Woolworths Group Ltd. (1,310) (31,363) 357 (20.3)
United States
CSL Ltd. (165) (26,582) 258 (14.7)
James Hardie Industries plc (1,091) (28,533) 633 (36.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.95% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
08/26/2024
- 10/25/2024 $4,330,532 $4,828 $(11,783) $(6,955)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. 3,093 140,548 (8,380) 120.5
Air Canada 10,574 150,874 3,659 (52.6)
Alamos Gold, Inc. 3,015 34,007 (1,643) 23.6
Atco Ltd. 2,922 74,005 (3,162) 45.5
Bank of Montreal 919 77,526 (765) 11.0
Bank of Nova Scotia (The) 3,603 161,495 (4,483) 64.5
Barrick Gold Corp. 2,804 40,731 (2,498) 35.9
Canadian Imperial Bank of Commerce 3,274 126,380 (3,881) 55.8
Canadian Tire Corp. Ltd. 398 42,796 (809) 11.6
Canadian Utilities Ltd. 1,787 37,760 (1,737) 25.0
CGI, Inc. 342 33,710 (295) 4.2
Empire Co. Ltd. 2,581 70,214 (76) 1.1
Finning International, Inc. 3,739 110,277 (633) 9.1
George Weston Ltd. 1,034 114,671 335 (4.8)
iA Financial Corp., Inc. 1,227 76,967 (1,201) 17.3
Kinross Gold Corp. 10,651 48,540 (3,137) 45.1
Magna International, Inc. 928 49,732 (301) 4.3
Metro, Inc. 677 35,160 (429) 6.2
National Bank of Canada 869 57,729 (614) 8.8
Northland Power, Inc. 3,103 50,534 (3,153) 45.3
Nutrien Ltd. 2,161 133,455 (80) 1.1
Open Text Corp. 2,299 80,687 (355) 5.1
Parkland Corp. 4,427 129,494 (652) 9.4
Pembina Pipeline Corp. 4,969 149,408 (549) 7.9
Shopify, Inc. 599 32,696 895 (12.9)
Stantec, Inc. 809 52,492 (405) 5.8
Sun Life Financial, Inc. 3,495 170,524 (1,441) 20.7
TFI International, Inc. 425 54,583 (889) 12.8
Toromont Industries Ltd. 872 71,018 (462) 6.6
West Fraser Timber Co. Ltd. 938 68,100 2,196 (31.6)
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp. (9,123) (54,003) 8,194 (117.8)
BCE, Inc. (1,493) (56,994) 1,374 (19.8)
Brookfield Corp. (2,621) (81,954) 3,126 (44.9)
Cameco Corp. (1,614) (64,037) 2,317 (33.3)
Canadian Pacific Kansas City Ltd. (1,295) (96,259) 2,374 (34.1)
Capital Power Corp. (1,859) (51,900) 3,340 (48.0)
Constellation Software, Inc. (22) (45,418) (1,415) 20.3
Dollarama, Inc. (1,269) (87,431) 533 (7.7)
Element Fleet Management Corp. (3,437) (49,319) 633 (9.1)
Emera, Inc. (2,753) (96,114) 5,189 (74.6)
Franco-Nevada Corp. (382) (50,998) 1,266 (18.2)
GFL Environmental, Inc. (3,043) (96,628) 4,212 (60.6)
Intact Financial Corp. (403) (58,754) 237 (3.4)
Pan American Silver Corp. (3,106) (44,958) 1,326 (19.1)
RB Global, Inc. (858) (53,719) 158 (2.3)
Rogers Communications, Inc. (2,715) (104,242) 3,938 (56.6)
Royal Bank of Canada (487) (42,560) 617 (8.9)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Thomson Reuters Corp. (464) (56,763) 1,124 (16.2)
TMX Group Ltd. (2,012) (43,240) (44) 0.6
WSP Global, Inc. (409) (57,725) 90 (1.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 09/25/2025 $3,832,211 $5,452 $48,475 $53,927
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 1,086 5,081 (1,484) (2.8)
Switzerland
ABB Ltd. (Registered) 8,243 294,219 1,817 3.4
Adecco Group AG (Registered) 2,737 112,417 497 0.9
Baloise Holding AG (Registered) 352 50,961 (723) (1.3)
Barry Callebaut AG (Registered) 9 14,312 (63) (0.1)
Cie Financiere Richemont SA (Registered) 309 37,631 (937) (1.7)
Clariant AG (Registered) 4,325 68,191 (699) (1.3)
DKSH Holding AG 867 58,646 (506) (0.9)
Galenica AG 558 41,223 (596) (1.1)
Georg Fischer AG (Registered) 2,323 130,456 (1,130) (2.1)
Helvetia Holding AG (Registered) 317 44,281 (393) (0.7)
Julius Baer Group Ltd. 306 19,586 (37) (0.1)
Kuehne + Nagel International AG (Registered) 194 55,121 (1,276) (2.4)
Logitech International SA (Registered) 186 12,797 92 0.2
Novartis AG (Registered) 4,167 425,570 4,477 8.3
SGS SA (Registered) 51 4,280 (16) (0.0)
Sonova Holding AG (Registered) 145 34,318 (326) (0.6)
Temenos AG (Registered) 273 19,094 (113) (0.2)
United States
Holcim AG 1,302 83,340 (412) (0.8)
Roche Holding AG 828 226,045 309 0.6
Swiss Re AG 2,757 283,145 (2,028) (3.8)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Switzerland
Alcon, Inc. (8) (617) 4 0.0
Bachem Holding AG (1,362) (100,460) (1,734) (3.2)
Belimo Holding AG (Registered) (88) (41,764) (848) (1.6)
BKW AG (247) (43,482) 394 0.7
Chocoladefabriken Lindt & Spruengli AG (15) (166,688) 297 0.6
Dufry AG (Registered) (315) (11,959) (52) (0.1)
EMS-Chemie Holding AG (Registered) (173) (117,233) 513 1.0
Flughafen Zurich AG (Registered) (45) (8,568) (146) (0.3)
Geberit AG (Registered) (192) (95,746) (1,125) (2.1)
Givaudan SA (Registered) (15) (48,838) (692) (1.3)
Lonza Group AG (Registered) (137) (63,369) 1,303 2.4
Partners Group Holding AG (168) (188,596) (1,389) (2.6)
Schindler Holding AG (31) (6,175) 88 0.2
SIG Group AG (7,747) (190,850) (85) (0.2)
Sika AG (Registered) (1,023) (259,188) 767 1.4
Straumann Holding AG (Registered) (1,237) (157,444) 10,129 18.8
Swiss Life Holding AG (Registered) (49) (30,487) 123 0.2
Swisscom AG (Registered) (78) (46,316) 143 0.3
Tecan Group AG (Registered) (107) (35,965) 156 0.3
UBS Group AG (Registered) (814) (20,051) 483 0.9
VAT Group AG (327) (116,688) (1,406) (2.6)
United States
Nestle SA (Registered) (539) (61,013) 2,076 3.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.50% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
25 months
maturity
02/25/2025 $1,252,019 $6,057 $17,278 $23,335
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 78 140,314 4,370 18.7
Carlsberg A/S 1,079 136,046 (4,702) (20.1)
Demant A/S 493 20,357 125 0.5
Genmab A/S 271 95,948 (898) (3.8)
ISS A/S 8,043 123,553 (1,121) (4.8)
Pandora A/S 1,581 163,145 1,783 7.6
ROCKWOOL A/S 83 20,060 947 4.1

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (1,962) (20,450) 487 2.1
Coloplast A/S (328) (34,708) (13) (0.1)
DSV A/S (584) (108,823) (1,700) (7.3)
GN Store Nord A/S (1,051) (18,896) (79) (0.3)
Novo Nordisk A/S (1,204) (109,626) (873) (3.7)
Novozymes A/S (2,779) (111,813) 5,029 21.5
Orsted A/S (601) (32,696) 112 0.5
Royal Unibrew A/S (334) (25,795) 510 2.2
Tryg A/S (2,759) (50,488) 1,685 7.2
Vestas Wind Systems A/S (1,837) (39,301) 395 1.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.75% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 09/25/2025 $17,307,871 $(31,455) $311,649 $280,194
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 2,971 122,365 (12) (0.0)
France
AXA SA 5,752 170,655 (3,392) (1.2)
Bouygues SA 4,388 153,425 (1,525) (0.5)
Cie de Saint-Gobain SA 3,592 214,983 1,441 0.5
Eiffage SA 2,124 201,605 (1,173) (0.4)
Ipsen SA 866 113,465 1,398 0.5
Orange SA 12,785 146,647 (1,931) (0.7)
Rexel SA 7,474 167,462 (3,456) (1.2)
Sodexo SA 1,846 190,041 220 0.1
Germany
Bayerische Motoren Werke AG 2,407 244,472 (3,061) (1.1)
Deutsche Bank AG (Registered) 26,241 288,396 9,742 3.5
GEA Group AG 3,353 123,573 (1,281) (0.5)
Mercedes-Benz Group AG 4,450 309,706 (2,597) (0.9)
Siemens AG (Registered) 1,162 166,060 3,305 1.2

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy
Assicurazioni Generali SpA 10,858 221,638 (2,272) (0.8)
Banco BPM SpA 46,172 219,895 (10,709) (3.8)
Intesa Sanpaolo SpA 44,271 113,388 (1,730) (0.6)
Leonardo SpA 10,475 150,880 (12) (0.0)
UniCredit SpA 9,468 225,588 (5,794) (2.1)
Unipol Gruppo SpA 25,217 136,104 (2,424) (0.9)
Netherlands
ASML Holding NV 215 126,581 493 0.2
Koninklijke Ahold Delhaize NV 7,454 224,661 (3,801) (1.4)
NN Group NV 3,800 121,821 (22,128) (7.9)
Singapore
STMicroelectronics NV 3,891 167,792 1,843 0.7
Spain
Banco de Sabadell SA 177,569 205,425 2,765 1.0
Banco Santander SA 59,929 228,214 9,622 3.4
Redeia Corp. SA 8,159 128,352 2,152 0.8
United States
Sanofi 1,400 150,325 (1,597) (0.6)
Stellantis NV 12,368 236,828 569 0.2
Short Positions
Common Stocks
France
Air Liquide SA (750) (126,324) 752 0.3
Alstom SA (5,723) (136,020) 2,116 0.8
EssilorLuxottica SA (846) (147,158) 1,121 0.4
L'Oreal SA (350) (145,044) (175) (0.1)
Sartorius Stedim Biotech (818) (194,605) 1,539 0.5
Germany
adidas AG (974) (170,848) (4,439) (1.6)
Beiersdorf AG (891) (114,929) 1,927 0.7
Puma SE (1,855) (114,699) (1,146) (0.4)
RWE AG (4,393) (163,067) 3,345 1.2
Siemens Healthineers AG (5,103) (258,119) (3,199) (1.1)
Symrise AG (1,285) (122,331) (1,853) (0.7)
Italy
Ferrari NV (960) (282,994) (6,214) (2.2)
Infrastrutture Wireless Italiane SpA (10,024) (119,109) 1,071 0.4
Moncler SpA (2,198) (127,385) 3,400 1.2
Luxembourg
Eurofins Scientific SE (2,753) (155,151) 4,175 1.5
Netherlands
Adyen NV (160) (118,629) (9,335) (3.3)
ASM International NV (360) (150,333) (5,568) (2.0)
Spain
Cellnex Telecom SA (8,652) (300,934) 18,491 6.6
Switzerland
DSM-Firmenich AG (1,740) (147,035) (2,809) (1.0)
United States
Ferrovial SE (4,403) (134,542) 3,248 1.2
Preferred Stocks
Germany
Sartorius AG (Preference) (605) (204,910) (2,913) (1.0)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 08/26/2025 $6,113,451 $(24,048) $172,729 $148,681
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Italy
Coca-Cola HBC AG 2,038 55,727 500 0.3
Nigeria
Airtel Africa plc 37,043 56,627 (953) (0.6)
United Kingdom
BAE Systems plc 9,045 109,913 (1,548) (1.0)
Barclays plc 111,863 215,608 5,914 4.0
Barratt Developments plc 30,760 164,924 (12,257) (8.2)
BT Group plc 47,032 66,788 80 0.1
Burberry Group plc 4,922 114,067 (905) (0.6)
DCC plc 1,486 83,201 416 0.3
DS Smith plc 25,363 88,459 1,379 0.9
easyJet plc 18,836 97,633 581 0.4
Hiscox Ltd. 4,853 59,336 (1,889) (1.3)
Howden Joinery Group plc 10,502 93,967 (1,519) (1.0)
HSBC Holdings plc 7,679 60,091 260 0.2
InterContinental Hotels Group plc 1,531 113,224 847 0.6
Intertek Group plc 1,465 73,263 675 0.5
Kingfisher plc 40,348 109,529 1,866 1.3
Legal & General Group plc 27,185 73,354 (976) (0.7)
Man Group plc 37,833 102,831 2,710 1.8
Marks & Spencer Group plc 56,696 163,070 94 0.1
Melrose Industries plc 11,088 63,206 (702) (0.5)
Pearson plc 9,570 100,971 17 0.0
Reckitt Benckiser Group plc 1,238 87,305 (485) (0.3)
Rolls-Royce Holdings plc 56,366 151,026 (135) (0.1)
Smiths Group plc 5,915 116,454 (3,815) (2.6)
Taylor Wimpey plc 93,255 132,998 (4,164) (2.8)
Unilever plc 1,245 61,586 (405) (0.3)
Vodafone Group plc 227,713 213,458 (8,808) (5.9)
WPP plc 9,754 86,901 (451) (0.3)
United States
GSK plc 7,872 142,434 (5,074) (3.4)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
Rio Tinto plc (834) (52,369) (626) (0.4)
Chile
Antofagasta plc (9,621) (167,018) (3,559) (2.4)
Hong Kong
Prudential plc (10,236) (110,030) (527) (0.4)
South Africa
Anglo American plc (3,650) (100,228) (1,430) (1.0)
United Kingdom
Admiral Group plc (3,815) (110,252) 1,600 1.1
Ashtead Group plc (2,352) (142,631) 1,943 1.3
AstraZeneca plc (846) (114,112) 1,433 1.0
Croda International plc (915) (54,654) (576) (0.4)
Diageo plc (2,701) (99,581) 2,662 1.8
Halma plc (2,643) (62,271) 450 0.3
Next plc (803) (71,219) 419 0.3
Persimmon plc (5,572) (72,974) 2,489 1.7
RELX plc (1,630) (54,996) 152 0.1
Rentokil Initial plc (15,827) (117,509) (4,079) (2.7)
Severn Trent plc (3,567) (102,927) (740) (0.5)
Smith & Nephew plc (4,340) (53,862) 1,235 0.8
Spirax-Sarco Engineering plc (811) (93,876) (131) (0.1)
SSE plc (2,960) (58,005) 1,639 1.1
United Utilities Group plc (8,297) (95,872) 2,323 1.6
Wise plc (6,813) (56,816) (1,205) (0.8)
United States
Experian plc (2,605) (85,203) 199 0.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.30% to 0.24%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 09/25/2025 $1,287,778 $11,480 $(11,555) $(75)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 58,000 158,333 574 (765.2)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
AIA Group Ltd. 200 1,617 (7) 9.2
ASMPT Ltd. 3,400 30,293 183 (243.7)
CK Asset Holdings Ltd. 21,000 110,304 2,099 (2,798.9)
Hang Lung Properties Ltd. 13,000 17,786 886 (1,181.9)
Hang Seng Bank Ltd. 1,400 17,370 190 (253.3)
Henderson Land Development Co. Ltd. 17,000 44,641 1,267 (1,689.6)
HKT Trust & HKT Ltd. 5,000 5,214 (73) 97.2
Hong Kong Exchanges & Clearing Ltd. 100 3,711 (25) 33.6
Man Wah Holdings Ltd. 110,000 76,883 (2,341) 3,120.8
MTR Corp. Ltd. 9,000 35,554 730 (973.8)
New World Development Co. Ltd. 11,000 21,328 314 (418.4)
Power Assets Holdings Ltd. 5,000 24,148 (658) 877.2
Sino Land Co. Ltd. 22,000 24,742 890 (1,187.3)
Sun Hung Kai Properties Ltd. 10,000 106,700 4,285 (5,713.9)
Swire Pacific Ltd. 7,000 47,149 (2,149) 2,865.8
Swire Properties Ltd. 16,400 34,107 1,228 (1,636.8)
WH Group Ltd. 140,500 73,540 (200) 266.5
Macau
Sands China Ltd. 6,800 20,679 (75) 99.8
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (29,200) (57,384) 2,724 (3,631.9)
ESR Group Ltd. (44,400) (62,070) 412 (548.7)
Xinyi Glass Holdings Ltd. (46,000) (59,275) 2,639 (3,518.4)
Hong Kong
CLP Holdings Ltd. (2,500) (18,460) 200 (267.0)
Hong Kong & China Gas Co. Ltd. (25,000) (17,395) 260 (346.2)
Techtronic Industries Co. Ltd. (7,000) (67,575) 1,925 (2,566.3)
Wharf Real Estate Investment Co. Ltd. (30,000) (115,618) (5,095) 6,793.5
Macau
Galaxy Entertainment Group Ltd. (6,000) (35,902) 1,297 (1,729.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
25 months
maturity
02/25/2025 $484,171 $7,306 $8,474 $15,780

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 584 22,052 (109) (0.7)
Norway
Leroy Seafood Group ASA 1,941 8,104 116 0.7
Mowi ASA 2,619 46,292 384 2.4
Norsk Hydro ASA 16,988 106,308 6,572 41.6
Orkla ASA 5,828 43,529 (1,421) (9.0)
Telenor ASA 3,901 44,240 (545) (3.5)
United Kingdom
Subsea 7 SA 2,122 29,156 410 2.6
Short Positions
Common Stocks
Norway
Gjensidige Forsikring ASA (1,367) (20,059) 223 1.4
Kongsberg Gruppen ASA (23) (948) 8 0.1
Salmar ASA (2,154) (109,097) (155) (1.0)
Schibsted ASA (994) (22,306) 452 2.9
TOMRA Systems ASA (2,823) (32,080) 1,371 8.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.50% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 08/25/2025 $2,753,950 $(14,142) $47,991 $33,849
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 3,770 41,333 (323) (1.0)
Guatemala
Millicom International Cellular SA 3,362 52,117 (1,703) (5.0)
Sweden
Assa Abloy AB 2,558 55,582 (329) (1.0)
Billerud Aktiebolag 8,688 80,420 6,291 18.6
Boliden AB 492 14,119 546 1.6
Electrolux AB 829 8,543 158 0.5

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Elekta AB 8,632 58,623 31 0.1
Embracer Group AB 31,891 63,608 (7,366) (21.8)
Essity AB 3,757 81,028 1,697 5.0
Evolution AB 142 14,329 (27) (0.1)
Getinge AB 4,548 79,919 (3,377) (10.0)
H & M Hennes & Mauritz AB 7,690 109,046 (1,755) (5.2)
Saab AB 1,337 68,047 (41) (0.1)
Sandvik AB 1,916 35,255 41 0.1
Skandinaviska Enskilda Banken AB 394 4,697 (20) (0.1)
Skanska AB 3,959 65,009 436 1.3
SKF AB 8,288 137,594 2,754 8.1
SSAB AB 8,885 48,743 1,787 5.3
Svenska Handelsbanken AB 11,834 105,298 (1,739) (5.1)
Swedbank AB 5,704 104,848 (1,239) (3.7)
Tele2 AB 2,545 19,463 64 0.2
Telefonaktiebolaget LM Ericsson 10,066 49,039 (2,251) (6.7)
Telia Co. AB 6,272 12,937 (215) (0.6)
Trelleborg AB 4,725 117,397 1,667 4.9
Volvo AB 6,511 134,111 (2,151) (6.4)
Volvo Car AB 10,151 41,059 866 2.6
United States
Sinch AB 15,351 26,780 (658) (1.9)
Short Positions
Common Stocks
Sweden
AddTech AB (975) (15,560) 30 0.1
Alfa Laval AB (904) (30,969) (744) (2.2)
Atlas Copco AB (9,091) (122,098) (1,030) (3.0)
Axfood AB (762) (17,464) 286 0.8
Beijer Ref AB (7,016) (73,817) 610 1.8
Epiroc AB (6,481) (123,056) 1,159 3.4
EQT AB (12,153) (239,450) 149 0.4
Hexagon AB (13,223) (112,538) 1,060 3.1
Hexpol AB (2,603) (23,064) 165 0.5
Holmen AB (1,178) (45,789) (386) (1.1)
Husqvarna AB (1,654) (12,622) (275) (0.8)
Indutrade AB (3,541) (65,398) (189) (0.6)
Lifco AB (3,674) (64,270) (260) (0.8)
Nibe Industrier AB (10,638) (69,549) (5,519) (16.3)
Securitas AB (5,900) (46,652) (1,226) (3.6)
Svenska Cellulosa AB SCA (2,540) (34,778) (836) (2.5)
Swedish Orphan Biovitrum AB (1,367) (27,932) (280) (0.8)

AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.30% to 0.26%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 09/25/2025 $692,748 $(4,590) $(4,734) $(9,324)
The following table represents disclosures associated with the underlying components of the total return basket swap contracts as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 19,300 52,521 282 (3.0)
Yangzijiang Shipbuilding Holdings Ltd. 55,000 66,670 (2,130) 22.8
Singapore
City Developments Ltd. 10,400 50,189 (23) 0.2
Genting Singapore Ltd. 58,900 36,361 168 (1.8)
Keppel Corp. Ltd. 1,500 7,449 42 (0.5)
Oversea-Chinese Banking Corp. Ltd. 11,500 107,549 541 (5.8)
Singapore Airlines Ltd. 23,200 109,439 (1,724) 18.5
Singapore Telecommunications Ltd. 14,600 25,843 104 (1.1)
United Overseas Bank Ltd. 3,600 74,981 58 (0.6)
Venture Corp. Ltd. 2,100 18,961 (871) 9.3
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (2,100) (51,575) (189) 2.0
Seatrium Ltd. (211,900) (20,720) (103) 1.1
Singapore Technologies Engineering Ltd. (24,700) (70,490) (745) 8.0

Schedule of Investments
AQR Funds | N-PORT Part F | September 2023
September 30, 2023 (Unaudited)
See notes to Schedule of Investments.
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System  Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi
COP - Colombian peso
CZK - Czech Republic koruna
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KRW - Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
PHP - Philippine peso
PLN - Poland zloty
SEK - Swedish krona
SGD - Singapore dollar
THB - Thai baht
TWD - New Taiwan dollar
USD - United States dollar
ZAR - South African rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BNPP - BNP Paribas SA
CITI - Citibank NA
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
MLIN - Merrill Lynch International
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | N-PORT Part F | September 2023
See notes to Schedule of Investments.
September 30, 2023 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 4.07%
Australian Bank-Bill Reference Rate (“BBR”): 4.05%
Australian Overnight Indexed Swap Rate (“AOISR”): 4.07%
Bank of Japan Estimate Unsecured Overnight Call Rate (“MUTSC”): -0.06%
Canadian Dollar Offered Rate (“CDOR”): 5.39%
Canadian Overnight Repo Rate Average ("CORRA"): 5.02%
Copenhagen Interbank Offered Rate(“CIBOR”): 3.90%
Denmark Tomorrow/Next : 3.75%
Euro Short-Term Rate ("ESTR"): 3.88%
Federal Funds Floating Rate: 5.33%
Hong Kong Interbank Offered Rate (“HIBOR”): 5.40%
Hong Kong Overnight Index Average (“HONIX”): 5.45%
Johannesburg Interbank Agreed Rate (“JIBAR”): 8.26%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 11.50%
Norway Interbank Offered Rate ("NIBOR"): 4.49%
Norwegian Overnight Weighted Average ("NOWA"): 4.26%
Overnight Bank Funding Rate ("OBFR"): 5.32%
Rand Overnight Deposit Rate: 8.06%
Reserve Bank of Australia Cash Rate  (“RBACR”):  4.07%
Singapore Overnight Rate Average (“SORA”): 3.82%
Sterling Overnight Index Average (“SONIA”): 5.19%
Swiss Average Rate Overnight (“SARON”): 1.71%
Tel Aviv Interbank Offer Rate ("TELBOR"): 4.78%
Tokyo Overnight Average Rate (“TONAR”):  -0.06%
Warsaw Interbank Offered Rate(“WIBOR”): 5.94%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2023
September 30, 2023 (Unaudited)
The Consolidated Schedules of Investments of the AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund, AQR Managed Futures
Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style
Premia Alternative Fund (collectively, the “Consolidated Funds”) include the accounts of AQR Alternative Risk Premia Offshore Fund Ltd., AQR Macro
Opportunities Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR
Multi-Asset Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. and  AQR Style Premia Alternative Offshore Fund Ltd.,
respectively, which are wholly-owned and controlled subsidiaries (collectively, the “Subsidiaries”). Subsequent references to the Funds collectively refer to the Consolidated Funds and their Subsidiaries.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2023
September 30, 2023 (Unaudited)
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 177,823,394 $ 139,779,700 $ – $ 317,603,094
Preferred Stocks
†
................................ – 122,836 – 122,836
Warrants
†
...................................... – – –
(a)
–
(a)
Short-Term Investments ........................... 102,214,553 24,888,255 – 127,102,808
Interest Rate Swap Contracts* ...................... – 3,623,774 – 3,623,774
Total Return Swaps Contracts* ...................... – 163,954 – 163,954
Futures Contracts* ............................... 6,196,757 – – 6,196,757
Forward Foreign Currency Exchange Contracts* ........ – 3,234,098 – 3,234,098
Total Assets $ 286,234,704 $ 171,812,617 $ –
(a)
$ 458,047,321
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (167,471,719) $ (124,264,995) $ – $ (291,736,714)
Preferred Stocks (Sold Short)
†
...................... – (1,162,503) – (1,162,503)
Warrants (Sold Short)
†
............................ (10,778) – – (10,778)
Interest Rate Swap Contracts* ...................... – (4,361,024) – (4,361,024)
Total Return Swap Contracts* ....................... – (168,709) – (168,709)
Futures Contracts* ............................... (4,041,797) – – (4,041,797)
Forward Foreign Currency Exchange Contracts* ........ – (2,704,965) – (2,704,965)
Total Liabilities $ (171,524,294) $ (132,662,196) $ – $ (304,186,490)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 92,474,464 $ 37,344,096 $ 207,415 $ 130,025,975
Closed-End Funds ............................... 135,420,188 – – 135,420,188
Corporate Bonds ................................ – 2,740 123,254 125,994
Convertible Bonds ............................... – 524,250,355 – 524,250,355
Rights ........................................ 305,718 109,021 41,058 455,797
Warrants ...................................... 902,169 286,293 39,146 1,227,608
Securities in Litigation ............................ – – –
(a)
–
(a)
Units ......................................... 99,790 – – 99,790
Short-Term Investments ........................... 432,171,691 673,940,779 – 1,106,112,470
Futures Contracts* ............................... 2,188,849 – – 2,188,849
Forward Foreign Currency Exchange Contracts* ........ – 350,203 – 350,203
Total Return Basket Swap Contracts* ................. – 4,386,995 – 4,386,995
Total Assets $ 663,562,869 $ 1,240,670,482 $ 410,873 $ 1,904,644,224
LIABILITIES
Common Stocks (Sold Short) ...................... $ (174,579,053) $ (14,402,881) $ –
(a)
$ (188,981,934)
Convertible Bonds (Sold Short) ..................... – (10,354,000) – (10,354,000)
Credit Default Swap Contracts* ..................... – (1,104,595) – (1,104,595)
Forward Foreign Currency Exchange Contracts* ........ – (64,050) – (64,050)
Total Return Basket Swap Contracts* ................. – (14,431,846) – (14,431,846)
Total Liabilities $ (174,579,053) $ (40,357,372) $ –
(a)
$ (214,936,425)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 387,869,175 $ – $ – $ 387,869,175
Short-Term Investments ........................... 7,554,931 – – 7,554,931
Total Assets $ 395,424,106 $ – $ – $ 395,424,106

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2023
September 30, 2023 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 12,344,555 $ – $ 12,344,555
Short-Term Investments ........................... 140,242,489 116,464,257 – 256,706,746
Forward Foreign Currency Exchange Contracts* ........ – 63,860 – 63,860
Total Return Basket Swap Contracts* ................. – 4,637,278 – 4,637,278
Total Assets $ 140,242,489 $ 133,509,950 $ – $ 273,752,439
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (8,505,780) $ – $ (8,505,780)
Forward Foreign Currency Exchange Contracts* ........ – (9,559) – (9,559)
Total Return Basket Swap Contracts* ................. – (542,573) – (542,573)
Total Liabilities $ – $ (9,057,912) $ – $ (9,057,912)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 330,349,351 $ 454,026,335 $ – $ 784,375,686
Total Return Swaps Contracts* ...................... – 35,092 – 35,092
Futures Contracts* ............................... 37,953 – – 37,953
Forward Foreign Currency Exchange Contracts* ........ – 86,141 – 86,141
Total Return Basket Swap Contracts* ................. – 22,298,079 – 22,298,079
Total Assets $ 330,387,304 $ 476,445,647 $ – $ 806,832,951
LIABILITIES
Total Return Swap Contracts* ....................... $ – $ (474,530) $ – $ (474,530)
Futures Contracts* ............................... (6,444,625) – – (6,444,625)
Forward Foreign Currency Exchange Contracts* ........ – (2,149,233) – (2,149,233)
Total Return Basket Swap Contracts* ................. – (1,616,379) – (1,616,379)
Total Liabilities $ (6,444,625) $ (4,240,142) $ – $ (10,684,767)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 4,336,142 $ 6,688,485 $ – $ 11,024,627
Short-Term Investments ........................... 60,669,880 18,252,104 – 78,921,984
Credit Default Swap Contracts* ..................... – 468,246 – 468,246
Interest Rate Swap Contracts* ...................... – 13,272,034 – 13,272,034
Total Return Swap Contracts* ....................... – 179,859 – 179,859
Futures Contracts* ............................... 9,126,365 – – 9,126,365
Forward Foreign Currency Exchange Contracts* ........ – 4,091,722 – 4,091,722
Total Assets $ 74,132,387 $ 42,952,450 $ – $ 117,084,837
LIABILITIES
Credit Default Swap Contracts* ..................... $ – $ (383,354) $ – $ (383,354)
Interest Rate Swap Contracts* ...................... – (14,860,831) – (14,860,831)
Total Return Swap Contracts* ....................... – (341,214) – (341,214)
Futures Contracts* ............................... (6,526,626) – – (6,526,626)
Forward Foreign Currency Exchange Contracts* ........ – (3,608,959) – (3,608,959)
Total Liabilities $ (6,526,626) $ (19,194,358) $ – $ (25,720,984)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2023
September 30, 2023 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 433,662,854 $ 972,471,407 $ – $ 1,406,134,261
Credit Default Swap Contracts* ..................... – 539,429 – 539,429
Interest Rate Swap Contracts* ...................... – 31,755,698 – 31,755,698
Total Return Swap Contracts* ....................... – 433,611 – 433,611
Futures Contracts* ............................... 65,063,731 – – 65,063,731
Forward Foreign Currency Exchange Contracts* ........ – 24,068,705 – 24,068,705
Total Return Basket Swap Contracts* ................. – 16,576,053 – 16,576,053
Total Assets $ 498,726,585 $ 1,045,844,903 $ – $ 1,544,571,488
LIABILITIES
Credit Default Swap Contracts* ..................... $ – $ (250,678) $ – $ (250,678)
Interest Rate Swap Contracts* ...................... – (26,673,772) – (26,673,772)
Total Return Swap Contracts* ....................... – (369,559) – (369,559)
Futures Contracts* ............................... (26,561,246) – – (26,561,246)
Forward Foreign Currency Exchange Contracts* ........ – (26,287,445) – (26,287,445)
Total Return Basket Swap Contracts* ................. – (141,101) – (141,101)
Total Liabilities $ (26,561,246) $ (53,722,555) $ – $ (80,283,801)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 48,202,369 $ 106,797,950 $ – $ 155,000,319
Credit Default Swap Contracts* ..................... – 97,871 – 97,871
Interest Rate Swap Contracts* ...................... – 5,370,727 – 5,370,727
Total Return Swaps Contracts* ...................... – 75,924 – 75,924
Futures Contracts* ............................... 11,255,851 – – 11,255,851
Forward Foreign Currency Exchange Contracts* ........ – 4,020,017 – 4,020,017
Total Return Basket Swap Contracts* ................. – 2,146,901 – 2,146,901
Total Assets $ 59,458,220 $ 118,509,390 $ – $ 177,967,610
LIABILITIES
Credit Default Swap Contracts* ..................... $ – $ (43,323) $ – $ (43,323)
Interest Rate Swap Contracts* ...................... – (4,588,697) – (4,588,697)
Total Return Swap Contracts* ....................... – (38,893) – (38,893)
Futures Contracts* ............................... (4,740,485) – – (4,740,485)
Forward Foreign Currency Exchange Contracts* ........ – (4,442,280) – (4,442,280)
Total Return Basket Swap Contracts* ................. – (11,843) – (11,843)
Total Liabilities $ (4,740,485) $ (9,125,036) $ – $ (13,865,521)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 87,885,865 $ 35,966,541 $ –
(a)
$ 123,852,406
Preferred Stocks
†
................................ – 521,298 – 521,298
Foreign Government Securities ..................... – 21,020,206 – 21,020,206
U.S. Treasury Obligations ......................... – 19,832,414 – 19,832,414
Short-Term Investments ........................... 40,750,706 40,675,368 – 81,426,074
Total Return Swaps Contracts* ...................... – 113,625 – 113,625
Futures Contracts* ............................... 3,214,042 – – 3,214,042
Forward Foreign Currency Exchange Contracts* ........ – 3,116,653 – 3,116,653
Total Assets $ 131,850,613 $ 121,246,105 $ –
(a)
$ 253,096,718
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (18,582,181) $ (9,437,949) $ –
(a)
$ (28,020,130)
Preferred Stocks (Sold Short)
†
...................... – (75,867) – (75,867)
Warrants (Sold Short)
†
............................ – – –
(a)
–
(a)
Total Return Swap Contracts* ....................... – (6,066) – (6,066)
Futures Contracts* ............................... (6,907,148) – – (6,907,148)
Forward Foreign Currency Exchange Contracts* ........ – (2,158,508) – (2,158,508)
Total Liabilities $ (25,489,329) $ (11,678,390) $ –
(a)
$ (37,167,719)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2023
September 30, 2023 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual reports.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 226,103,666 $ 202,856,272 $ – $ 428,959,938
Futures Contracts* ............................... 22,875,675 – – 22,875,675
Total Assets $ 248,979,341 $ 202,856,272 $ – $ 451,835,613
LIABILITIES
Futures Contracts* ............................... $ (38,964,936) $ – $ – $ (38,964,936)
Total Liabilities $ (38,964,936) $ – $ – $ (38,964,936)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 53,690,862 $ – $ 53,690,862
Short-Term Investments ........................... 342,469,718 467,647,811 – 810,117,529
Interest Rate Swap Contracts* ...................... – 29,696,911 – 29,696,911
Total Return Swaps Contracts* ...................... – 2,125,712 – 2,125,712
Futures Contracts* ............................... 34,321,367 – – 34,321,367
Forward Foreign Currency Exchange Contracts* ........ – 19,954,747 – 19,954,747
Total Return Basket Swap Contracts* ................. – 46,523,870 – 46,523,870
Total Assets $ 376,791,085 $ 619,639,913 $ – $ 996,430,998
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (40,519,358) $ – $ (40,519,358)
Rights (Sold Short)
†
.............................. – –
(a)
– –
(a)
Interest Rate Swap Contracts* ...................... – (34,590,724) – (34,590,724)
Total Return Swap Contracts* ....................... – (1,316,953) – (1,316,953)
Futures Contracts* ............................... (26,297,867) – – (26,297,867)
Forward Foreign Currency Exchange Contracts* ........ – (16,374,891) – (16,374,891)
Total Return Basket Swap Contracts* ................. – (760,300) – (760,300)
Total Liabilities $ (26,297,867) $ (93,562,226) $ – $ (119,860,093)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON
AWARE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 9,712,204 $ 11,942,809 $ – $ 21,655,013
Forward Foreign Currency Exchange Contracts* ........ – 2,773 – 2,773
Total Return Basket Swap Contracts* ................. – 819,935 – 819,935
Total Assets $ 9,712,204 $ 12,765,517 $ – $ 22,477,721
LIABILITIES
Forward Foreign Currency Exchange Contracts* ........ $ – $ (92,039) $ – $ (92,039)
Total Return Basket Swap Contracts* ................. – (156,785) – (156,785)
Total Liabilities $ – $ (248,824) $ – $ (248,824)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swap, interest rate swap and total return basket swap contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2023
September 30, 2023 (Unaudited)
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.